SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. (File No. 333-179398)	☐

Post-Effective Amendment No. 5	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 85 (File No. 811-07355)	☑
(Check appropriate box or boxes)
RIVERSOURCE VARIABLE ACCOUNT 10
(previously IDS LIFE VARIABLE ACCOUNT 10)
(Exact Name of Registrant)
RiverSource Life Insurance Company
(previously IDS Life Insurance Company)
(Name of Depositor)
70100 Ameriprise Financial Center, Minneapolis, MN 55474
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code (612) 671-8056
Timothy D. Crawford, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on May 1, 2014 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

Prospectus

May 1, 2014

RiverSource

RAVA 5 Advantage Variable Annuity
RAVA 5 Select Variable Annuity
RAVA 5 Access Variable Annuity

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

Issued by:	RiverSource Life Insurance Company (RiverSource Life)

70100 Ameriprise Financial Center
Minneapolis, MN 55474
Telephone: 1-800-862-7919
(Corporate Office)
ameriprise.com/variableannuities
RiverSource Variable Account 10/RiverSource Account MGA

Contracts described in this prospectus were offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013. New contracts are not currently being offered under this prospectus.

This prospectus contains information that you should know before investing in the RAVA 5 Advantage, RAVA 5 Select, or RAVA 5 Access. The information in this prospectus applies to all contracts unless stated otherwise.

Prospectuses are also available for:

•	AllianceBernstein Variable Products Series Fund, Inc.
•	ALPS Variable Investment Trust
•	American Century Variable Portfolios, Inc
•	BlackRock Variable Series Funds, Inc.
•	Columbia Funds Variable Insurance Trust
•	Columbia Funds Variable Series Trust II
•	DWS Variable Series II
•	Fidelity® Variable Insurance Products – Service Class 2
•	Franklin® Templeton® Variable Insurance Products Trust (FTVIPT) – Class 2

•	Goldman Sachs Variable Insurance Trust (VIT)

•	Invesco Variable Insurance Funds
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series: Service Shares
•	Lazard Retirement Series, Inc.
•	Legg Mason Partners Variable Income Trust
•	MFS® Variable Insurance Trustsm
•	Morgan Stanley Universal Institutional Funds (UIF)
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds – Service Shares
•	PIMCO Variable Insurance Trust (VIT)
•	Van Eck VIP Trust
•	Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 1

The contracts and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contracts other than those contained in this prospectus or the fund prospectuses.

RiverSource Life offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we and our affiliates issue. You should ask your financial advisor about his or her ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus).

 2  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.

Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.

Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment return: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment return we use is 5% but you may request we substitute an assumed investment return of 3.5%.

Beneficiary: The person you designate to receive benefits in case of your death while the contract is in force.

Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

Code: The Internal Revenue Code of 1986, as amended.

Contingent annuitant: The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract at any point in time.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: Our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. Unless your investment options have been restricted under living benefit riders, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order”, your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Guarantee Period: The number of successive 12-month periods that a guaranteed interest rate is credited.

Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.

Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.

Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. In this case, the annuitant will be deemed to be the owner for contract provisions that are based on the age or

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 3

life of the owner. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to assure compliance with Section 72(s) of the Code. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines “owner”, “you” and “your”.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code

•	SIMPLE IRAs under Section 408(p) of the Code

•	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

•	Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code

•	Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Rider: You receive a rider to your contract when you purchase optional benefits. The rider adds the terms of the optional benefit to your contract.

Rider effective date: The date a rider becomes effective as stated in the rider.

RiverSource Life: In this prospectus, “we,” “us,” “our” and “RiverSource Life” refer to RiverSource Life Insurance Company.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value immediately prior to the surrender, minus any applicable charges, plus any positive or negative market value adjustment.

Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date.

If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

Variable account: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

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The Contracts in Brief

This prospectus describes three contracts. Each contract has different expenses. RAVA 5 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 5 Select has a four-year surrender charge schedule and has lower mortality and expense risk fees than RAVA 5 Access. RAVA 5 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule, and has the lowest mortality and expense risk fees of the three contracts. Your financial advisor can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.

Purpose: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, regular fixed account, subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. Beginning at a specified time in the future called the annuitization start date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax and/or other charges).

Buying a contract: New contracts as described in this prospectus are not currently being offered. However, you have the option of making additional purchase payments in the future, subject to certain limitations. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract and/or pursuant to state requirements. (See “Buying Your Contract”).

It may not have been advantageous for you to purchase one of these contracts in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (IRS) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on these contracts. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into one of these contracts. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for one of these contracts, or buy one of these contracts in addition to your old contract, unless you determine it is in your best interest. (See “Taxes — 1035 Exchanges.”)

Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (“RMDs”). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

Free look period: As stated on the first page of your contract, return of the contract to your financial advisor or to our corporate office within the stated time frame results a full refund of the contract value. The valuation date will be the date your request is received at our corporate office. (For California residents, the valuation date will be the earlier of the date your contract is returned to your financial advisor or to our corporate office). We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract and any positive or negative market value adjustment will apply; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts: Generally, you may allocate your purchase payments among the:

•	subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (see “The Variable Account and the Funds”)

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 5

•	GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (see “Guarantee Period Accounts (GPAs)”)

•	regular fixed account, which earns interest at rates that we adjust periodically. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. For RAVA 5 Access contracts, you cannot select the regular fixed account. (see “The Fixed Account”)

•	Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (see “The Fixed Account — The Special DCA Fixed Account”)

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. Transfers out of the GPAs done more than 30 days before the end of the guarantee period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. Transfers into the Special DCA fixed account are not permitted. GPAs and the regular fixed account are subject to special restrictions. (see “Making the Most of Your Contract — Transferring Among Accounts”)

Surrenders: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty that may apply if you surrender prior to your reaching age 59 1/2) and may have other tax consequences. If you have elected the SecureSource 3 rider, please consider carefully when you take surrenders. If you withdraw more than allowed withdrawal amount in a contract year (“excess withdrawal”) under the rider, the guaranteed amounts under the rider will be reduced and for any withdrawal during the Credit Period, you will not receive Annual Credits on the next rider anniversary. Certain other restrictions may apply. (see “Surrenders”)

Benefits in case of death: If you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (see “Benefits in Case of Death — Standard Death Benefit”)

Optional benefits: These contracts have offered optional death benefits and optional living benefits. We have offered SecureSource 3 and Accumulation Protector Benefit riders as optional living benefits. SecureSource 3 riders are guaranteed minimum withdrawal benefits that permit you to withdraw a guaranteed amount from the contract over a period of time, which may include the lifetime of a single person (Single Life) or the lifetime of you and your spouse (Joint Life). SecureSource 3 riders may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not affect your ability to withdraw income over your lifetime. This optional living benefit may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed under the rider. Accumulation Protector Benefit rider is intended to provide you with a guaranteed contract value at the end of specified Waiting Period regardless of the volatility inherent in the investments in the subaccounts. Accumulation Protector Benefit rider may be appropriate for you if you want a guaranteed contract value at the end of specified Waiting Period. This optional living benefit may not be appropriate for you if you intend to surrender your contract value before the end of the 10-year Waiting Period or take withdrawals during the Waiting Period (which reduces the benefit).

If you selected an optional living benefit, we restrict investment options available to you, which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of surrenders that can be taken under the optional benefit during a contract year. (see “Optional Benefits — Optional Living Benefits — Investment Allocation Restrictions for Living Benefit Riders”). For more information about living benefits, please see “Optional Benefits — Optional Living Benefits.”

We have offered the following optional death benefits: ROPP Death Benefit, MAV Death Benefit, 5-year MAV Death Benefit, 5% Accumulation Death Benefit, Enhanced Death Benefit, Benefit Protector Death Benefit and Benefit Protector Plus Death Benefit. Benefit Protector Death Benefit and Benefit Protector Plus Death Benefit are intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes.

Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans that can help meet your retirement or other income needs. The payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs and the Special DCA fixed account are not available after the annuitization start date. (see “The Annuity Payout Period”)

 6  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Expense Summary

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering from these contracts. The first two tables describe the fees and expenses that you will pay at the time that you surrender one of these contracts. State premium taxes also may be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

Surrender charges for RAVA 5 Advantage:

(Contingent deferred sales load as a percentage of purchase payments surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.

Seven-year schedule		Ten-year schedule
	Surrender charge		Surrender charge
Number of completed	percentage	Number of completed	Percentage
years from date of	applied to each	years from date of	applied to each
each purchase payment*	purchase payment	each purchase payment*	purchase payment

0	7%	0	8%

1	7	1	8

2	7	2	8

3	6	3	7

4	5	4	6

5	4	5	5

6	2	6	4

7+	0	7	3

		8	2

		9	1

		10+	0

Surrender charge for RAVA 5 Select:

(Contingent deferred sales load as a percentage of purchase payments surrendered)

Surrender charge
percentage
Contract	applied To
Year**	purchase payments

1	7%

2	6

3	5

4	4

5+	0

There are no surrender charges on and after the fourth contract anniversary.

*	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.
**	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the contract anniversary.

Surrender charge for RAVA 5 Access:

0%

Surrender charge under Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See “Charges — Surrender Charge” and “The Annuity Payout Period — Annuity Payout Plans.”)

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 7

The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE

Annual contract administrative charge	Maximum: $50	Current: $30

Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0

Contract administrative charge at full surrender	Maximum: $50	Current: $30

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value)

You must choose a product, a death benefit guarantee and the length of your contract’s surrender charge schedule. The combination you choose determines the mortality and expense risk fees you pay. The table below shows the combinations available to you and their cost.

RAVA 5 Advantage with ten-year surrender charge schedule

Mortality and
expense risk fee

Standard Death Benefit	0.95%

ROPP Death Benefit	1.30

MAV Death Benefit	1.20

5-year MAV Death Benefit	1.05

5% Accumulation Death Benefit	1.35

Enhanced Death Benefit	1.40

RAVA 5 Advantage with seven-year surrender charge

Mortality and
expense risk fee

Standard Death Benefit	1.05%

ROPP Death Benefit	1.40

MAV Death Benefit	1.30

5-year MAV Death Benefit	1.15

5% Accumulation Death Benefit	1.45

Enhanced Death Benefit	1.50

RAVA 5 Select

Mortality and
expense risk fee

Standard Death Benefit	1.30%

ROPP Death Benefit	1.65

MAV Death Benefit	1.55

5-year MAV Death Benefit	1.40

5% Accumulation Death Benefit	1.70

Enhanced Death Benefit	1.75

RAVA 5 Access

Mortality and
expense risk fee

Standard Death Benefit	1.45%

ROPP Death Benefit	1.80

MAV Death Benefit	1.70

5-year MAV Death Benefit	1.55

5% Accumulation Death Benefit	1.85

Enhanced Death Benefit	1.90

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OTHER ANNUAL EXPENSES

Optional Death Benefits
If eligible, you may have selected an optional death benefit in addition to the Standard Death Benefit, MAV and 5-year MAV death benefits. The fees apply only if you elected the optional rider.

Benefit Protector Death Benefit rider fee	0.25%

Benefit Protector Plus Death Benefit rider fee	0.40%

(As a percentage of contract value charged annually on the contract anniversary.)

Optional Living Benefits
If eligible, you may have selected one of the following optional living benefits. The fees apply only if you selected one of these benefits. Investment allocation restrictions apply.

SecureSource 3® – Single life rider fee	Maximum: 2.25%	Current: 1.20%

SecureSource 3® – Joint life rider fee	Maximum: 2.25%	Current: 1.30%

(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)

Accumulation Protector Benefit® (APB®) rider fee	Maximum: 2.00%	Current: 1.30%

(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 9

ANNUAL OPERATING EXPENSES OF THE FUNDS
The next two tables describe the operating expenses of the funds that you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended Dec. 31, 2013, unless otherwise noted. The first table shows the minimum and maximum total operating expenses charged by the funds. The second table shows the fees and expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in each fund’s prospectus.

Minimum and maximum total annual operating expenses for the funds(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

	Minimum	Maximum

Total expenses before fee waivers and/or expense reimbursements	0.44%	4.82%

(a)	Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund’s affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund’s distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See “The Variable Accounts and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

		Distribution and/or		Acquired fund	Total annual
	Management	Service 12b-1	Other	fees and	operating
Fund name**	fees	fees	expenses	expenses***	expenses

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)	0.70%	0.25%	0.19%	—%	1.14	%(1)

AllianceBernstein VPS Large Cap Growth Portfolio (Class B)	0.75	0.25	0.10	—	1.10

ALPS/Alerian Energy Infrastructure Portfolio: Class III	0.70	0.25	1.27	—	2.22	(2)

American Century VP Value, Class II	0.87	0.25	—	—	1.12

BlackRock Global Allocation V.I. Fund (Class III)	0.62	0.25	0.24	—	1.11	(3)

Columbia Variable Portfolio – Balanced Fund (Class 3)	0.64	0.13	0.16	—	0.93

Columbia Variable Portfolio – Cash Management Fund (Class 2)	0.33	0.25	0.15	—	0.73

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)	0.55	0.25	0.30	—	1.10

Columbia Variable Portfolio – Contrarian Core Fund (Class 2)	0.68	0.25	0.13	—	1.06

Columbia Variable Portfolio – Core Bond Fund (Class 2)	0.43	0.25	0.14	—	0.82

Columbia Variable Portfolio – Diversified Bond Fund (Class 2)	0.41	0.25	0.14	—	0.80

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)	0.56	0.25	0.14	—	0.95

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)	0.53	0.25	0.16	—	0.94

Columbia Variable Portfolio – Emerging Markets Fund (Class 2)	1.07	0.25	0.23	—	1.55

Columbia Variable Portfolio – Global Bond Fund (Class 2)	0.56	0.25	0.17	—	0.98

Columbia Variable Portfolio – High Yield Bond Fund (Class 2)	0.58	0.25	0.18	—	1.01

Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	0.57	0.25	0.15	—	0.97

Columbia Variable Portfolio – International Opportunity Fund (Class 2)	0.79	0.25	0.21	—	1.25

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)	0.68	0.25	0.13	—	1.06

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2)	0.64	0.25	0.15	—	1.04

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)	0.46	0.25	0.13	—	0.84

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)	0.20	0.25	0.46	0.47	1.38	(4)

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)	0.20	0.25	0.20	0.52	1.17	(4)

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)	0.20	0.25	0.08	0.60	1.13	(4)

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)	0.19	0.25	0.06	0.54	1.04

 10  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

		Distribution and/or		Acquired fund	Total annual
	Management	Service 12b-1	Other	fees and	operating
Fund name**	fees	fees	expenses	expenses***	expenses

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)	0.79%	0.25%	0.25%	—%	1.29	%(5),(6)

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2)	0.76	0.25	0.14	—	1.15

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2)	0.74	0.25	0.14	—	1.13

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2)**	1.02	0.25	0.23	—	1.50

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)	0.10	0.13	0.21	—	0.44

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)	0.70	0.25	0.13	—	1.08

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)	0.79	0.25	0.20	—	1.24

Columbia Variable Portfolio – Strategic Income Fund (Class 2)	0.53	0.25	0.14	—	0.92

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)	0.36	0.25	0.13	—	0.74

DWS Alternative Asset Allocation VIP, Class B	0.36	0.25	0.32	1.23	2.16	(7)

Fidelity® VIP Contrafund® Portfolio Service Class 2	0.55	0.25	0.09	—	0.89

Fidelity® VIP Mid Cap Portfolio Service Class 2	0.55	0.25	0.09	—	0.89

Fidelity® VIP Strategic Income Portfolio Service Class 2	0.56	0.25	0.12	—	0.93

FTVIPT Franklin Income VIP Fund – Class 2**	0.45	0.25	0.02	—	0.72

FTVIPT Franklin Mutual Shares VIP Fund – Class 2**	0.60	0.25	0.11	—	0.96

FTVIPT Franklin Small Cap Value VIP Fund – Class 2**	0.50	0.25	0.13	—	0.88

FTVIPT Templeton Global Bond VIP Fund – Class 2**	0.46	0.25	0.05	—	0.76

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares	0.15	0.40	1.39	0.90	2.84	(8)

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	0.90	0.25	0.21	0.11	1.47	(9)

Ivy Funds VIP Asset Strategy	0.68	0.25	0.05	—	0.98	(10)

Janus Aspen Series Flexible Bond Portfolio: Service Shares	0.51	0.25	0.05	—	0.81

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares	0.05	0.25	2.12	0.81	3.23	(11)

Janus Aspen Series Janus Portfolio: Service Shares	0.49	0.25	0.05	—	0.79

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares**	0.85	0.25	0.60	—	1.70	(12)

MFS® Utilities Series – Service Class	0.73	0.25	0.07	—	1.05

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	0.75	0.35	0.34	—	1.44	(13)

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)	2.00	0.25	1.74	0.04	4.03	(14)

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)	0.85	0.25	0.15	—	1.25	(15)

Oppenheimer Global Fund/VA, Service Shares	0.63	0.25	0.14	—	1.02

Oppenheimer Global Strategic Income Fund/VA, Service Shares	0.57	0.25	0.17	—	0.99	(16)

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	0.68	0.25	0.13	—	1.06	(17)

PIMCO VIT All Asset Portfolio, Advisor Class	0.43	0.25	—	0.76	1.44	(18)

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class**	0.95	0.25	0.01	0.52	1.73	(19)

PIMCO VIT Total Return Portfolio, Advisor Class	0.50	0.25	—	—	0.75

Van Eck VIP Global Gold Fund (Class S Shares)	0.75	0.25	3.82	—	4.82	(20)

Variable Portfolio – Aggressive Portfolio (Class 2)	—	0.25	0.03	0.80	1.08

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 11

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

		Distribution and/or		Acquired fund	Total annual
	Management	Service 12b-1	Other	fees and	operating
Fund name**	fees	fees	expenses	expenses***	expenses

Variable Portfolio – American Century Diversified Bond Fund (Class 2)	0.44%	0.25%	0.13%	—%	0.82	%(5)

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)	1.02	0.25	0.17	—	1.44

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2)	0.42	0.25	0.14	—	0.81

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)	0.91	0.25	0.21	—	1.37

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2)	0.85	0.25	0.15	—	1.25

Variable Portfolio – Conservative Portfolio (Class 2)	—	0.25	0.03	0.60	0.88

Variable Portfolio – DFA International Value Fund (Class 2)	0.84	0.25	0.16	—	1.25

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)	0.63	0.25	0.16	—	1.04

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)	0.55	0.25	0.16	—	0.96

Variable Portfolio – Holland Large Cap Growth Fund (Class 2)	0.63	0.25	0.13	—	1.01

Variable Portfolio – Invesco International Growth Fund (Class 2)	0.83	0.25	0.15	—	1.23

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)	0.44	0.25	0.13	—	0.82

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)	0.75	0.25	0.12	—	1.12

Variable Portfolio – Loomis Sayles Growth Fund (Class 2)**	0.64	0.25	0.12	—	1.01

Variable Portfolio – MFS Value Fund (Class 2)	0.62	0.25	0.12	—	0.99

Variable Portfolio – Moderate Portfolio (Class 2)	—	0.25	0.02	0.72	0.99

Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	—	0.25	0.02	0.76	1.03

Variable Portfolio – Moderately Conservative Portfolio (Class 2)	—	0.25	0.02	0.67	0.94

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2)	0.85	0.25	0.19	—	1.29

Variable Portfolio – NFJ Dividend Value Fund (Class 2)	0.62	0.25	0.13	—	1.00

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)	0.64	0.25	0.12	—	1.01

Variable Portfolio – Partners Small Cap Growth Fund (Class 2)	0.87	0.25	0.16	—	1.28

Variable Portfolio – Partners Small Cap Value Fund (Class 2)	0.91	0.25	0.14	0.01	1.31

Variable Portfolio – Pyramis® International Equity Fund (Class 2)	0.84	0.25	0.16	—	1.25

Variable Portfolio – Pyrford International Equity Fund (Class 2)	0.77	0.25	0.18	—	1.20

Variable Portfolio – Sit Dividend Growth Fund (Class 2)	0.71	0.25	0.13	0.05	1.14

Variable Portfolio – TCW Core Plus Bond Fund (Class 2)**	0.47	0.25	0.14	—	0.86	(21)

Variable Portfolio – Victory Established Value Fund (Class 2)	0.77	0.25	0.12	—	1.14

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)	0.46	0.25	0.13	—	0.84

Wells Fargo Advantage VT Opportunity Fund – Class 2	0.65	0.25	0.19	0.01	1.10	(22)

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	0.75	0.25	0.18	—	1.18

Western Asset Variable Global High Yield Bond Portfolio – Class II	0.70	0.25	0.13	—	1.08

*	The Funds provided the information on their expenses and we have not independently verified the information.

**	The previous fund names can be found in the Appendix under “The Funds”.

***	Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

(1)	After a voluntary expense waiver and reimbursement, net expenses would be 1.10%.

(2)	ALPS Advisors, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses after fee waiver/expense reimbursements (not including Distribution and/or Service (12b-1) Fees, Shareholder Service Fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.80% of Class III shares average daily net assets through April 29, 2015. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust. After fee waivers and/or reimbursements, net expenses would be 1.30%.

(3)	BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses) to 1.50% of average daily net assets

 12  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

until May 1, 2015. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets until May 1, 2015. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund. In addition, the Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund. After fee waivers and/or reimbursements, net expenses would be 0.97%.

(4)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes and extraordinary expenses) until April 30, 2015, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.10% for Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2), 1.10% for Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) and 1.10% for Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2).

(5)	Management fees have been restated to reflect contractual changes to the investment management fee rates.

(6)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

(7)	Through April 30, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.57% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.23%). These agreements may only be terminated with the consent of the fund’s Board. After fee waivers and/or reimbursements, net expenses would be 1.80%.

(8)	The Portfolio’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year. In addition, the Investment Adviser has agreed to (i) waive all of its Management Fees, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.204% of the Portfolio’s average daily net assets. Each arrangement will remain in effect through at least April 30, 2015, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. After fee waivers and reimbursements, net expenses would be 1.52%.

(9)	Invesco Advisers, Inc. (“Invesco or the Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series II shares to 1.01% of the Fund’s average daily nets assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired fund fees and expenses are also excluded in determining such obligation. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. This waiver will have the effect of reducing acquired fund fees and expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2015. The fee waiver agreements cannot be terminated during their terms. After fee waivers and/or expense reimbursements, net expenses would be 1.05%.

(10)	After a voluntary expense waiver and/or reimbursement, net expenses would be 0.97%.

(11)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding any expenses of an underlying fund (acquired fund fees and expenses), distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses) exceed 0.14% until at least May 1, 2015. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees. After fee waivers and/or reimbursements, net expenses would be 1.22%.

(12)	The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2015, to the extent total annual portfolio operating expenses exceed 1.05%

(13)	The Portfolios’ Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15%. In addition, the Portfolio’s Distributor, Morgan Stanley Distribution Inc., has agreed to waive 0.25% of the 0.35% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

(14)	Other expenses, which includes dividend and interest expenses relating to short sales, are based on estimated expenses for the current fiscal year; actual expenses may vary. In addition, Neuberger Berman Management LLC (“NBM”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class S so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses related to short sales, and extraordinary expenses, if any) are limited to 2.40% of average net assets. This undertaking lasts until 12/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class S will repay NBM for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 2.40% of the average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense. After fee waivers and/or reimbursements, net expenses would be 2.73%.

(15)	Neuberger Berman Management LLC (“NBM”) has undertaken through Dec. 31, 2017, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.17% of the average daily net asset value. The expense limitation arrangements for the Portfolio are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

(16)	The Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in funds managed by the Manager or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn until one year from the date of the Fund’s prospectus, unless approved by the Board. After fee waivers and/or reimbursements, net expenses would be 0.97%.

(17)	The Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to an annual rate of 1.05% as calculated on the daily net assets of the Fund. The Manager has also contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in funds managed by the Manager or its affiliates. These fee waivers and/or expense reimbursements may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

(18)	PIMCO has contractually agreed, through May 1, 2015, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above. After fee waivers, net expenses would be 1.32%.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 13

(19)	PIMCO has contractually agreed, through May 1, 2015, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. Certain fees and expenses are not waived or reimbursed, such as direct or indirect (through an acquired fund) interest expense or dividends paid on borrowed securities, and the expense of investing in acquired funds other than certain PIMCO funds. The amount of such expenses will vary based on the Portfolio’s use of those investments as an investment strategy best suited to seek the objective of the Portfolio. In addition, PIMCO has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the “GMAMA Subsidiary”) to PIMCO. The GMAMA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMAMA Subsidiary is in place. After fee waivers, net expenses would be 1.27%.

(20)	The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% of the Fund’s average daily net assets per year until May 1, 2015. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

(21)	Effective April 1, 2014 through April 30, 2015, Columbia Management Investment Advisers, LLC has contractually agreed to waive a portion of its management fee for assets up to $1 billion. After fee waivers, net expenses would be 0.83%.

(22)	The Adviser has committed through April 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s total annual fund operating expenses after fee waiver at 1.00%. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. After fee waivers and/or reimbursements, net expenses would be 1.01%.

 14  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Examples
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.

Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of the funds available with living benefit riders* and before fee waivers and/or expense reimbursements. They assume that you select the optional MAV Death Benefit, Benefit Protector Plus and SecureSource 3(1),(3). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

*	Note: Certain funds are not available for contracts with living benefit riders and may have higher fund expenses than the rider fee and associated fund expenses shown here.

					If you do not surrender your contract
					or if you select an annuity payout plan
	If you surrender your contract at the end of the applicable time period:				at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA 5 Advantage

With a ten-year surrender charge schedule	$1,306	$2,465	$3,428	$5,793	$586	$1,743	$2,886	$5,703

RAVA 5 Advantage

With a seven-year surrender charge schedule	1,226	2,403	3,384	5,787	596	1,771	2,932	5,787

RAVA 5 Select	1,251	2,294	3,048	5,994	621	1,842	3,048	5,994

RAVA 5 Access	636	1,885	3,117	6,116	636	1,885	3,117	6,116

Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you have the Standard Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:

					If you do not surrender your contract
					or if you select an annuity payout plan
	If you surrender your contract at the end of the applicable time period:				at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA 5 Advantage

With a ten-year surrender charge schedule	$919	$1,328	$1,511	$2,056	$172	$532	$911	$1,956

RAVA 5 Advantage

With a seven-year surrender charge schedule	835	1,257	1,464	2,067	183	563	964	2,067

RAVA 5 Select	859	1,133	1,095	2,339	208	641	1,095	2,339

RAVA 5 Access	224	687	1,174	2,499	224	687	1,174	2,499

(1)	In these examples, the contract administrative charge is $50.
(2)	In these examples, the contract administrative charge is $30.
(3)	Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional benefit is reflected rather than the fee that is currently being charged.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 15

Condensed Financial Information

You can find unaudited condensed financial information for the subaccounts in Appendix G.

Financial Statements

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.

The Variable Account and the Funds

The variable account: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.

We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.

The funds: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives, investment advisers and subadvisers, please see Appendix A.

•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund name and management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher

 16  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

•	Revenue we receive from the funds and potential conflicts of interest:

Expenses We May Incur on Behalf of the Funds

When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.

Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.

A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.

Payments the Funds May Make to Us

We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the fund. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.

We or our affiliates may receive payments from the 12b-1 fees, transfer fees or investment management fees of the funds. These fees are deducted from the assets of the funds. The amount, type, and manner in which the revenue from these sources is computed vary by fund. This revenue and the amount by which it can vary may create conflicts of interest.

Conflicts of Interest These Payments May Create

When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.

We offer funds managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management) and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, our affiliated funds comprise the greatest amount and percentage of revenue we derive from payments made by the funds.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 17

The Amount of Payments We Receive from the Funds

We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

•	Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

•	Compensating, training and educating financial advisors who sell the contracts.

•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

•	Providing sub-transfer agency and shareholder servicing to contract owners.

•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.

•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

•	Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

•	Subaccounting, transaction processing, recordkeeping and administration.

•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser, subadviser, transfer agent or an affiliate and assets of the fund’s distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

Guarantee Period Accounts (GPAs)

The GPAs may not be available for contracts in some states.

Currently, unless you have elected one of the optional living benefit riders, you may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000. These accounts are not offered after the annuitization start date.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The GPA interests under the contracts are registered with the SEC. The SEC staff reviews the disclosures in this prospectus on the GPA interests.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates).

We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for

 18  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

new and existing RiverSource Life annuities, product design, competition and RiverSource Life’s revenues and other expenses. Interest rates offered may vary by state, but will not be lower than state law allows. We cannot predict nor can we guarantee what future rates will be.

We hold amounts you allocate to the GPAs in a “nonunitized” separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company’s general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations in interest rates. We achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

•	Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

•	Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies — Standard & Poor’s, Moody’s Investors Service or Fitch — or are rated in the two highest grades by the National Association of Insurance Commissioners;

•	Debt instruments that are unrated, but which are deemed by RiverSource Life to have an investment quality within the four highest grades;

•	Other debt instruments which are unrated or rated below investment grade, limited to 15% of assets at the time of purchase; and

•	Real estate mortgages, limited to 30% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Minnesota and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)
We will not apply an MVA to contract value you transfer or surrender out of the GPAs during the 30-day period ending on the last day of the guarantee period. During this 30 day window you may choose to start a new guarantee period of the same length, transfer the contract value from the specified GPA to a GPA of another length, transfer the contract value from the specified GPA to any of the subaccounts or the regular fixed account, or surrender the value from the specified GPA (all subject to applicable surrender and transfer provisions). If we do not receive any instructions by the end of your guarantee period, we will automatically transfer the contract value from the specified GPA into the shortest GPA term offered in your state. If no GPAs are offered, we will transfer the value to the regular fixed account, if available. If the regular fixed account is not available, we will transfer the value to the money market or cash management variable subaccount we designate.

We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as “early surrenders.” The application of an MVA may result in either a gain or loss of principal.

The 30-day rule does not apply and no MVA will apply to:

•	amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Disability Diagnosis; and

•	amounts deducted for fees and charges.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 19

Amounts we pay as death claims will not be reduced by any MVA.

When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:

If your GPA rate is:	The MVA is:

Less than the new GPA rate + 0.10%	Negative

Equal to the new GPA rate + 0.10%	Zero

Greater than the new GPA rate + 0.10%	Positive

For an example, see Appendix B.

The Fixed Account

Amounts allocated to the fixed account are part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life’s profits, revenues and expenses. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

THE REGULAR FIXED ACCOUNT
For RAVA 5 Advantage and RAVA 5 Select, unless you have elected a living benefit rider, you also may allocate purchase payments or transfer contract value to the regular fixed account. For RAVA 5 Access contracts, you cannot allocate purchase payments or transfer contract value to the regular fixed account. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (See “Making the Most of Your Contract — Transfer policies”.).

THE SPECIAL DCA FIXED ACCOUNT
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.

You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.

In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer divided by the number of remaining transfers in the program. You may not change the amount of transfers. The first Special DCA monthly transfer

 20  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

occurs one day after we receive your payment. You may not use the regular fixed account or any GPA as a destination for the Special DCA monthly transfer.

The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:

•	for the Special DCA fixed account and the regular fixed account; and

•	for the Special DCA fixed accounts with terms of differing length.

Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

•	the Special DCA fixed account for a six month term;

•	the Special DCA fixed account for a twelve month term;

•	the Portfolio Stabilizer funds for SecureSource 3 and APB riders;

•	unless you have elected one of the optional living benefit riders, to the regular fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account and the GPAs.

Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.

You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account: 1) to the Portfolio Stabilizer funds, if a living benefit rider is elected, 2) either in accordance with your investment instructions to us or to the regular fixed account, if available and if no living benefit rider is elected. Transfers are subject to investment minimums and other restrictions we may impose on investments in the regular fixed account, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).

Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see “Making the Most of your Contract — Automated Dollar-Cost Averaging.”

Buying Your Contract

New contracts as described in this prospectus are not currently being offered. We are required by law to obtain personal information from you which we used to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.

When you applied, you may have selected (if available in your state):

•	GPAs, the regular fixed account(1), subaccounts and/or the Special DCA fixed account in which you want to invest;

•	how you want to make purchase payments;

•	a beneficiary;

•	under RAVA 5 Advantage, the length of the surrender charge period (seven or ten years);

•	one of the following optional death benefit riders:

–	ROPP Death Benefit;

–	MAV Death Benefit;

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 21

–	5-Year MAV Death Benefit;

–	5% Accumulation Death Benefit; or

–	Enhanced Death Benefit.

•	One of the following additional optional death benefit riders:

–	Benefit Protector Death Benefit(2); or

–	Benefit Protector Plus Death Benefit(2);

•	one of the following optional living benefit riders:

–	SecureSource 3; or

–	Accumulation Protector Benefit.

(1)	For RAVA 5 Access contracts, the regular fixed account is not available.
(2)	Not available with the 5% Accumulation or Enhanced Death Benefits.

We restrict investment options if you select a SecureSource 3 or APB rider.

If you choose a SecureSource 3 or APB rider, you are required to allocate your purchase payments and contract value to the Portfolio Stabilizer funds, as described in the “Investment Allocation Restriction for Living Benefit Riders — Portfolio Stabilizer funds” section in this prospectus.

The contracts provide for allocation of purchase payments to the subaccounts of the variable account, to the GPAs, to the regular fixed account (if available) and/or to the Special DCA fixed account subject to the $1,000 required minimum investment for the GPAs. We currently allow you to allocate the total amount of purchase payment to the regular fixed account for RAVA 5 Advantage and RAVA 5 Select. We reserve the right to limit purchase payment allocations to the regular fixed account at any time on a non-discriminatory basis with notification, subject to state restrictions. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term.

If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our corporate office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make regular payments to your contract under a scheduled payment plan. Initial purchase payments are $1,000, $2,000 or $10,000 depending on the product and tax qualification (see “Buying Your Contract — Purchase Payments”). Then, to begin the scheduled payment plan, you will complete and send a form and your first scheduled payment plan payment along with your application. There is no charge for the scheduled payment plan. You can stop your scheduled payment plan payments at any time.

THE ANNUITIZATION START DATE
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized (converted to a stream of monthly payments). If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. Unless annuity payout Plan E is selected, you will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.

The annuitization start date must be:

•	no earlier than the 30th day after the contract’s effective date; and no later than

•	the owner’s 95th birthday or the tenth contract anniversary, if later,

•	or such other date as agreed to by us.

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Six months prior to your annuitization start date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable state law and tax laws.

If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B — Life with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, beneficiaries will continue to receive payments until 10 years of payments have been made.

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take partial surrenders to meet your required minimum distributions.

Please see “SecureSource 3 — Other Provisions” section regarding options under this rider at the annuitization start date.

BENEFICIARY
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)

If you select the SecureSource 3 — Joint Life rider please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of the contract. If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start.

Minimum initial purchase payments*

	RAVA 5	RAVA 5	RAVA 5
	Advantage	Select	Access

Qualified annuities	$1,000	$2,000	$2,000

Nonqualified annuities	$2,000	$10,000	$10,000

Minimum additional purchase payments*

$50

Maximum total purchase payments** (without corporate office approval) based on your age on the effective date of the payment:

For the first year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0

For each subsequent year:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0

*	If a group billing arrangement is set up through your employer, the minimum initial and minimum additional purchase payments is $25.00.
**	These limits apply in total to all RiverSource Life annuities you own unless a higher amount applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code’s limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.

Additional purchase payment restrictions for contracts with the SecureSource 3 rider

The rider prohibits additional purchase payments if:

(1) You decline any increase to the annual rider fee, or

(2) the ALP is established and your contract value on an anniversary is less than four times the benefit base multiplied by the minimum lifetime payment percentage for your current age band.

Subject to state restrictions, we reserve the right to make further purchase payment limitations upon written notice.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 23

Additional purchase payment restrictions for contracts with the Accumulation Protector Benefit rider

Additional purchase payments for contracts with the Accumulation Protector Benefit rider are not allowed during the Waiting Period except for the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up.

HOW TO MAKE PURCHASE PAYMENTS

 1 By letter

Send your check along with your name and contract number to:

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474

 2 By scheduled payment plan

We can help you set up a bank authorization.

LIMITATIONS ON USE OF CONTRACTS
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

Charges

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. We reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.

If you take a full surrender of your contract, we will deduct the charge at the time of surrender regardless of the contract value. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit (other than when deducted from the Full Surrender Value component of the death benefit).

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the fixed account. We cannot increase these fees for your contract.

The mortality and expense risk fee you pay is based on the product you choose, the death benefit guarantee in effect and the surrender charge schedule that applies to your contract.

Mortality and
RAVA 5 Advantage with ten-year surrender charge schedule	expense risk fee

Standard Death Benefit	0.95%

ROPP Death Benefit(1)	1.30

MAV Death Benefit	1.20

5-year MAV Death Benefit	1.05

5% Accumulation Death Benefit	1.35

Enhanced Death Benefit	1.40

 24  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Mortality and
RAVA 5 Advantage with seven-year surrender charge	expense risk fee

Standard Death Benefit	1.05%

ROPP Death Benefit(1)	1.40

MAV Death Benefit	1.30

5-year MAV Death Benefit	1.15

5% Accumulation Death Benefit	1.45

Enhanced Death Benefit	1.50

Mortality and
RAVA 5 Select	expense risk fee

Standard Death Benefit	1.30%

ROPP Death Benefit(1)	1.65

MAV Death Benefit	1.55

5-year MAV Death Benefit	1.40

5% Accumulation Death Benefit	1.70

Enhanced Death Benefit	1.75

Mortality and
RAVA 5 Access	expense risk fee

Standard Death Benefit	1.45%

ROPP Death Benefit(1)	1.80

MAV Death Benefit	1.70

5-year MAV Death Benefit	1.55

5% Accumulation Death Benefit	1.85

Enhanced Death Benefit	1.90

(1)	Only available for purchase as an optional rider for ages 80 or older on the rider effective date.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge more than $20 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

•	then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 5 Advantage or RAVA 5 Select, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE
If you surrender all or part of your contract before the annuitization start date, we may deduct a surrender charge. For RAVA 5 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 5 Select, a surrender charge applies if you surrender all or part of your contract value in the first four contract years. There is no surrender charge for RAVA 5 Access. The surrender charge percentages that apply to you are shown in your contract.

If you are buying a new contract as an inherited IRA, please consider carefully your surrender charge selection. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 25

You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA). The FA varies depending on whether your contract includes the SecureSource 3 rider.

Contract without SecureSource 3 rider

The FA is the greater of:

•	10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year; or

•	current contract earnings.

During the first contract year, the FA is the greater of:

•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or

•	current contract earnings.

Contract with SecureSource 3 rider

The FA is the greatest of:

•	10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year;

•	current contract earnings; or

•	the Remaining Annual Lifetime Payment.

During the first contract year, the FA is the greatest of:

•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA;

•	current contract earnings; or

•	the Remaining Annual Lifetime Payment.

Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.

Surrender charge under RAVA 5 Advantage:
A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:

1.	First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis.

2.	Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.

3.	Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see “Expense Summary”), and then adding the total surrender charges.

Surrender charge under RAVA 5 Select:
A surrender charge will apply if you surrender some or all of your contract value during the first four contract years. The surrender charge amount is determined by multiplying purchase payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage.

1.	First we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA.

2.	Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first four contract years.

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

 26  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Surrender charge under RAVA 5 Access:
There is no surrender charge if you surrender all or part of your contract.

Partial surrenders:
For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge and any positive or negative market value adjustment, will equal the amount you request.

For an example, see Appendix C.

Waiver of surrender charges
We do not assess surrender charges for:

•	surrenders each year that represent the total free amount for that year;

•	required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution;

•	amounts applied to an annuity payment plan (Exception: As described below, if you select annuity payout Plan E, and choose later to surrender the value of your remaining annuity payments, we will assess a surrender charge.)

•	surrenders made as a result of one of the “Contingent events” described below to the extent permitted by state law (see your contract for additional conditions and restrictions). Waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;

•	amounts we refund to you during the free look period; and

•	death benefits.

Contingent events

•	Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.

•	Surrenders you make if you are disabled with a medical condition and are diagnosed in the second or later contract years, with reasonable medical certainty that the disability will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.

Surrender charge under Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See “Charges — Surrender Charge” and “The Annuity Payout Period — Annuity Payout Plans”.)

Other information on charges: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

OPTIONAL LIVING BENEFIT CHARGES
SECURESOURCE 3 RIDER CHARGE
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees are as follows:

•	SecureSource 3 – Single Life rider, 1.20%

•	SecureSource 3 – Joint Life rider, 1.30%

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 27

The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) or the anniversary contract value, unless the contract value is greater than the maximum BB of $10,000,000. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.

We deduct the charge from your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value.

Once you elect the SecureSource 3 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

We reserve the right to vary the rider fee for each approved investment option. The SecureSource 3 – Single Life rider fee will not exceed a maximum of 2.25%. The SecureSource 3 – Joint Life rider fee will not exceed a maximum of 2.25%.

The following describes how your annual rider fee may increase:

1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:

(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,

(ii)	any ability to make additional purchase payments,

(iii)	any future annual credits, and the credit base (CB) will be permanently reset to zero, and

(iv)	any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries.

(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.

2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.

If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.

The fee does not apply after the annuitization start date or if the rider is terminated.

ACCUMULATION PROTECTOR BENEFIT RIDER CHARGE
We deduct an annual charge for this optional feature only if you select it. The current annual rider fee is 1.30%. The charge is calculated by multiplying the annual rider fee by the greater of your contract value or the Minimum Contract Accumulation Value (as defined in the “Optional Living Benefits — Accumulation Protector Benefit Rider” section) on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the Waiting Period. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

We reserve the right to vary the rider fee for each approved investment option. The Accumulation Protector Benefit rider fee will not exceed a maximum of 2.00%.

We will not change the Accumulation Protector Benefit rider fee in effect on your contract after the rider effective date unless:

(a)	you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b)	you change your investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each investment option.

If you choose the elective step up, the elective spousal continuation step up, or change your investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we

 28  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

receive your written request to step up or change your investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The fee does not apply after the Benefit Date or after the annuitization start date.

(1)	Accumulation Protector Benefit rider is available for contract applications signed on or after July 30, 2012.

OPTIONAL DEATH BENEFIT CHARGES

BENEFIT PROTECTOR RIDER CHARGE
We deduct a charge for this optional feature only if you select it. The annual rider fee is 0.25%. The charge is calculated by multiplying the annual rider fee by your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations when necessary.

If the contract or rider is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the charge from the contract value adjusted for the number of calendar days coverage was in place during the contract year.

We cannot increase this annual fee after the rider effective date.

BENEFIT PROTECTOR PLUS RIDER CHARGE
We deduct a charge for this optional feature only if you select it. The annual rider fee is 0.40%. The charge is calculated by multiplying the annual rider fee by your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value We will modify this prorated approach to comply with state regulations when necessary. If the contract or rider is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the charge from the contract value adjusted for the number of calendar days coverage was in place during the contract year.

We cannot increase this annual fee after the rider effective date.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See “Annual Operating Expenses of the Funds.”)

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

Valuing Your Investment

We value your accounts as follows:

GPA
We value the amounts you allocate to the GPA directly in dollars. The GPA value equals:

•	the sum of your purchase payments and transfer amounts allocated to the GPA;

•	plus interest credited;

•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

•	minus any prorated portion of the contract administrative charge; and

•	minus the prorated portion of the charge for any of the following optional benefits you have selected:

– Benefit Protector Death Benefit; or

– Benefit Protector Plus Death Benefit.

THE FIXED ACCOUNT
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

•	the sum of your purchase payments allocated to the regular fixed account and the Special DCA fixed account, and transfer amounts to the regular fixed account (including any positive or negative MVA on amounts transferred from the GPAs);

•	plus interest credited;

•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 29

•	minus any prorated portion of the contract administrative charge; and

•	minus any prorated portion of the charge for any of the following optional benefits you have selected:

– Benefit Protector Death Benefit;

– Benefit Protector Plus Death Benefit;

– SecureSource 3 rider; or

– Accumulation Protector Benefit rider.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.

We determine the net investment factor by:

•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways — in number and in value.

The number of accumulation units you own may fluctuate due to:

•	additional purchase payments you allocate to the subaccounts;

•	transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);

•	partial surrenders;

•	surrender charges;

and a deduction of a prorated portion of:

•	the contract administrative charge; and

•	the charge for any of the following optional benefits you have selected.:

– Benefit Protector Death Benefit;

– Benefit Protector Plus Death Benefit;

– SecureSource 3 rider; or

– Accumulation Protector Benefit rider.

Accumulation unit values will fluctuate due to:

•	changes in fund net asset value;

•	fund dividends distributed to the subaccounts;

•	fund capital gains or losses;

•	fund operating expenses; and/or

•	mortality and expense risk fees.

 30  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals).

For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. You may not set up automated transfers to or from the GPAs or set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic payments under a scheduled payment plan.

There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works

					Number
By investing an equal number			Amount	Accumulation	of units
of dollars each month...		Month	invested	unit value	purchased

		Jan	$100	$20	5.00

		Feb	100	18	5.56

you automatically buy		Mar	100	17	5.88

more units when the	(ARROW)	Apr	100	15	6.67

per unit market price is low		May	100	16	6.25

		June	100	18	5.56

		July	100	17	5.88

and fewer units		Aug	100	19	5.26

when the per unit	(ARROW)	Sept	100	21	4.76

market price is high		Oct	100	20	5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.

ASSET REBALANCING
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply if you have selected one of the optional living benefit riders. For transfer rights involving investment options under optional living benefit riders, please see “Investment Allocation Restrictions for Living Benefit Riders” section.

You may transfer contract value from any one subaccount, GPAs, the regular fixed account and the Special DCA fixed account, to another subaccount before the annuitization start date. For RAVA 5 Advantage and RAVA 5 Select contracts, certain restrictions apply to transfers involving the GPAs and the regular fixed account. You may not transfer contract value to the

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 31

Special DCA fixed account. You may not transfer contract value from the Special DCA fixed account except as part of automated monthly transfers.

The date your request to transfer will be processed depends on when we receive it:

•	If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

•	If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period, unless an exception applies.

We may suspend or modify transfer privileges at any time, subject to state regulatory requirements.

For information on transfers after annuity payouts begin, see “Transfer policies” below.

Transfer policies
For RAVA 5 Advantage and RAVA 5 Select

•	Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts or the GPAs, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account, you may not make a transfer from any subaccount or GPA to the regular fixed account for six months following that transfer, partial surrender or termination.

•	You may transfer contract values from the regular fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the regular fixed account are not subject to an MVA. Currently, you may transfer the entire contract value to the regular fixed account. Subject to state restrictions, we reserve the right to limit transfers to the regular fixed account at any time on a non-discriminatory basis with notification. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1) or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. Subject to state restrictions, we reserve the right to change the percentage allowed to be transferred from the regular fixed account at any time on a non-discriminatory basis with notification.

•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see “The Guarantee Period Accounts (GPAs) — Market Value Adjustment (MVA)”).

•	You may not transfer contract values from the subaccounts, the GPAs or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts, or for the SecureSource 3 or APB, to the selected Portfolio Stabilizer funds. (See “Special DCA Fixed Account.”)

•	After the annuitization start date, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and Special DCA fixed account.

(1)	All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.

For RAVA 5 Access

•	Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs at any time.

•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see “The Guarantee Period Accounts (GPAs) — Market Value Adjustment (MVA)”).

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•	You may not transfer contract values from the subaccounts or the GPAs into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or if you have a living benefit rider, to the Portfolio Stabilizer funds. (See “Special DCA Fixed Account.”) After the annuitization start date, you may not make transfers to or from the GPAs, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and Special DCA fixed account.

Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

•	diluting the value of an investment in an underlying fund in which a subaccount invests;

•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

•	requiring transfer requests to be submitted only by first-class U.S. mail;

•	not accepting hand-delivered transfer requests or requests made by overnight mail;

•	not accepting telephone or electronic transfer requests;

•	requiring a minimum time period between each transfer;

•	not accepting transfer requests of an agent acting under power of attorney;

•	limiting the dollar amount that you may transfer at any one time;

•	suspending the transfer privilege; or

•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

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Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include but not be limited to providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:

•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.

For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 By letter

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474

Minimum amount
Transfers or surrenders:  $250 or entire account balance**

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Maximum amount
Transfers or surrenders:  Contract value or entire account balance

*	Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.
**	The contract value after a partial surrender must be at least $500.

 2 By automated transfers and automated partial surrenders

Your financial advisor can help you set up automated transfers among your subaccounts, GPAs or regular fixed account (if available) or automated partial surrenders from the GPAs, regular fixed account, Special DCA fixed account or the subaccounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

•	Automated transfers from the regular fixed account are limited to 30% of the regular fixed account value at the beginning of the contract year or $10,000, whichever is greater.

•	Automated surrenders may be restricted by applicable law under some contracts.

•	You may not make additional purchase payments if automated partial surrenders are in effect.

•	If you have a SecureSource 3 or APB rider, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (see “Special DCA Fixed Account” and “Investment Allocation Restrictions for Living Benefit Riders”).

•	Automated partial surrenders may result in income taxes and penalties on all or part of the amount surrendered.

•	The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

•	If you have a SecureSource 3 rider, you may set up automated partial surrenders up to the lifetime benefit amount available for withdrawal under the rider.

Minimum amount

Transfers or surrenders:  $50

Maximum amount

Transfers or surrenders:  None (except for automated transfers from the regular fixed account)

 3 By telephone

Call:
1-800-862-7919

Minimum amount

Transfers or surrenders:  $250 or entire account balance

Maximum amount

Transfers:                Contract value or entire account balance
Surrenders:                $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

Surrenders

You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our

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corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, or any applicable optional rider charges (see “Charges”) and federal income taxes and penalties. State and local income taxes may also apply. (see “Taxes”) You cannot make surrenders after the annuitization start date except under Plan E (see “The Annuity Payout Period — Annuity Payout Plans”).

Any partial surrender you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the SecureSource 3 rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider will be reduced (see “Optional Benefits — Optional Living Benefits”). Any partial surrender request that exceeds the amount allowed under the SecureSource 3 riders that impacts the guarantees provided, will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.

In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender money from all your subaccounts, GPAs, the Special DCA fixed account and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise(1). The minimum contract value after partial surrender is $500.

(1)	If you elected the SecureSource 3 or Accumulation Protector Benefit rider, your money will be surrendered from your accounts and subaccounts in the same proportion as your interest in each account bears to your contract value, unless requested otherwise.

RECEIVING PAYMENT

 1 By regular or express mail

•	payable to you;

•	mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 By wire or other form of electronic payment

•	request that payment be wired to your bank;

•	pre-authorization required.

We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the owner or to an address other than the address of record. These requirements will be designed to ensure owner instructions are genuine and to prevent fraud.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

– the surrender amount includes a purchase payment check that has not cleared;

– the NYSE is closed, except for normal holiday and weekend closings;

– trading on the NYSE is restricted, according to SEC rules;

– an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

– the SEC permits us to delay payment for the protection of security holders.

TSA — Special Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be

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made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

–	you are at least age 59 1/2;

–	you are disabled as defined in the Code;

–	you severed employment with the employer who purchased the contract;

–	the distribution is because of your death;

–	the distribution is due to plan termination; or

–	you are a military reservist.

•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”).

•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

•	If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have the SecureSource 3 rider, APB rider, Benefit Protector Death Benefit rider, or Benefit Protector Plus Death Benefit rider.

Changing the Annuitant

If you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. We will honor any change of ownership request received in good order that we believe is authentic, and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders and any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

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The death benefit may change due to a change of ownership.

•	The Benefit Protector Plus rider will terminate upon transfer of ownership of the annuity contract.

•	If you have the Benefit Protector rider, if any owner is older than age 75 immediately following the ownership change, the rider will terminate upon change of ownership. If all owners are younger than age 76, the rider continues unless the owner chooses to terminate it during the 30-day window following the effective date of the ownership change. The Benefit Protector death benefit values may be reset (see “Optional Death Benefits — Benefit Protector Death Benefit Rider”).

•	If you elected the ROPP Death Benefit and if any owner is older than age 79 immediately following the ownership change, the ROPP Death Benefit will continue. If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

•	If you elected the 5-Year MAV Death Benefit and if any owner is older than age 75 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 75 or younger, the 5-Year MAV Death Benefit will continue.

•	If you elected the MAV Death Benefit, the 5% Accumulation Death Benefit or the EDB and if any owner is older than age 79 immediately following the ownership change, these riders will terminate and the Standard Death Benefit will apply. If all owners are age 79 or younger, the MAV Death Benefit, 5% Accumulation Death Benefit or EDB will continue.

•	The ROPP Death Benefit, MAV Death Benefit, 5-Year MAV Death Benefit, 5% Accumulation Death Benefit and EDB values may be reset (see “Benefits in the Case of Death”).

•	If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).

For the SecureSource 3 — Single Life rider, an ownership change that would result in a different covered person will terminate the rider, subject to state restrictions. For California residents, an ownership change will not terminate the rider and will not change the covered person under the rider.

The SecureSource 3 — Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s). If ownership is transferred from a covered spouse to their revocable trust(s), the annuitant must be one of the covered spouses. The rider will terminate if there is a change of ownership unless the new owner assumes total ownership and was an owner or a covered spouse before the change. For California residents, transfer of the ownership of the annuity contract is not limited to the covered spouses; however, the rider will not terminate and the covered spouses under the rider will not change.

The ownership change for the Accumulation Protector Benefit rider is subject to our approval (if allowed by the state). (See “Optional Benefits.”)

IF YOU DIE BEFORE THE ANNUITIZATION START DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.

For RAVA5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Living Benefits”, Optional Death Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).

If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

•	the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

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•	payouts begin no later than one year after your death, or other date as permitted by the IRS; and

•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

Qualified annuities

•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. For RAVA 5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Living Benefits”, “Optional Death Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”). If your spouse is the sole beneficiary and elects to treat the contract as his/her own as an inherited IRA, the SecureSource 3 rider will terminate.

If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.

If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the greater of the contract value after any rider charges have been deducted and the Full Surrender Value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.

•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

•	the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

•	payouts begin no later than one year following the year of your death; and

•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the greater of the contract value and the Full Surrender Value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit.

In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.

IF YOU DIE AFTER THE ANNUITIZATION START DATE
If you die after the annuitization start date, the amount payable, if any, will depend on the annuity payment plan then in effect.

•	Death of the owner: If the owner is the annuitant and dies after the annuitization start date, payments cease for lifetime only payment plans. Payments continue to the owner’s beneficiaries for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.

If the owner is not the annuitant and dies after the annuitization start date, payments continue to the beneficiaries according to the payment plan in effect.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 39

•	Death of the annuitant or of a beneficiary receiving payments under an annuity payment plan: If the owner is not the annuitant and the annuitant dies after the annuitization start date, payments cease for lifetime payment plans. Payments continue to the owner for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.

If a beneficiary elects an annuity payment plan as provided under the payment options provision above and dies after payments begin, payments continue to beneficiaries named by the deceased beneficiary as provided under the change of beneficiary provision for the remainder of any guarantee period.

In any event, amounts remaining payable must be paid at least as rapidly as payments were being made at the time of such death.

Benefits in Case of Death — Standard Death Benefit

We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date with the contract value greater than zero. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.

If you are age 79 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:

•	the contract value after any rider charges have been deducted;

•	the Return of Purchase Payments (ROPP) value; or

•	the Full Surrender Value.

If you are age 80 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of contract value after any rider charges have been deducted or the Full Surrender Value.

Here are some terms that are used to describe the Standard Death Benefit and optional death benefits:

ROPP Value: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.

Adjusted partial surrenders	=	PS × DB CV

PS = amount by which the contract value is reduced as a result of the partial surrender.

DB = the applicable ROPP value, MAV value or 5-year MAV value on the date of (but prior to) the partial surrender.

CV = the contract value on the date of (but prior to) the partial surrender.

Covered Life Change: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.

Full Surrender Value: is the contract value immediately prior to the surrender (immediately prior to payment of a death claim for death benefits) less:

•	any surrender charge,

•	pro rata rider charges,

•	the contract charge, and

plus:

•	any positive or negative market value adjustment.

For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid, but with no reduction for rider charges on riders that remain in force and without regard to the Full Surrender Value.

After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.

Example of standard death benefit calculation when you are age 79 or younger on the contract effective date:

•	You purchase the contract with a payment of $20,000

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•	During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$20,000
minus adjusted partial surrenders, calculated as:

$1,500 × $20,000 $18,000 =	–1,667

for a standard death benefit of:	$18,333
since this is greater than your contract value of $16,500

Optional Benefits

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay out obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

OPTIONAL DEATH BENEFITS
In addition to the Standard Death Benefit, we also offer the following optional death benefits at contract issue:

•	ROPP Death Benefit;

•	MAV Death Benefit;

•	5-Year MAV Death Benefit;

•	5% Accumulation Death Benefit;

•	Enhanced Death Benefit;

•	Benefit Protector Death Benefit; and

•	Benefit Protector Plus Death Benefit.

If it is available in your state and if you are age 75 or younger at contract issue, you can elect any one of the above optional death benefits other than the ROPP death benefit; the MAV, 5% Accumulation and Enhanced are available if you are 79 or younger; you may elect the ROPP Death Benefit if you are age 80 or older. (ROPP is included in the Standard Death Benefit if you are 79 or younger at contract issue.)

Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see “Changing Ownership”) or continuation of the contract by the spouse under the spousal continuation provision.

The death benefit determines the mortality and risk expense fee that is assessed against the subaccounts. We will base the benefit paid on the death benefit coverage in effect on the date of your death.

If available in your state and you are age 80 or older at contract issue, you may select the ROPP death benefit described below at the time you purchase your contract. Be sure to discuss with your financial advisor whether or not this death benefit is appropriate for your situation.

RETURN OF PURCHASE PAYMENTS (ROPP) DEATH BENEFIT

The ROPP Death Benefit will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:

1.	the contract value after any rider charges have been deducted,

2.	the ROPP Value as described above, or

3.	the Full Surrender Value as described above.

For a spouse who continues the contract and is age 80 or older, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death

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benefit that would otherwise have been paid (without regard to the Full Surrender Value). If the spouse who continues the contract is age 79 or younger, the optional ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for the spouse who continues the contract, if any owner is age 80 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.

If all owners are age 79 or younger, the optional ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

If available in your state and you are age 75 or younger at contract issue, you may select one of the death benefits described below at the time you purchase your contract. If available in your state and you are between ages 76-79 at contract issue, you may only select the MAV Death Benefit, 5% Accumulation Death Benefit or Enhanced Death Benefit. The death benefits do not provide any additional benefit before the first contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your financial advisor whether or not these death benefits are appropriate for your situation.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1.	the contract value after any rider charges have been deducted;

2.	the ROPP value as described above;

3.	the MAV; or

4.	the Full Surrender Value as described above.

The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders , as described above in the “Benefits in Case of Death — Standard Death Benefit” section.

For a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If your spouse is age 80 or older when the contract is continued, the MAV death benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:

(a)	the contract value after any rider charges have been deducted, or

(b)	the MAV on that date, but prior to the reset.

If any new owner is age 80 or older at the time of the covered life change, the MAV death benefit will terminate and the Standard Death Benefit will apply.

5-Year MAXIMUM ANNIVERSARY VALUE (5-Year MAV) DEATH BENEFIT

The 5-year MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1.	the contract value after any rider charges have been deducted;

2.	the ROPP value as described above;

3.	the 5-year MAV; or

4.	the Full Surrender Value as described above.

The 5-year MAV equals the ROPP value prior to the fifth contract anniversary. Every fifth contract anniversary prior to the earlier of your 81st birthday or your death, we compare the 5-year MAV to the current contract value and we reset the 5-Year MAV to the higher amount. The 5-year MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders, as described above in the “Benefits in Case of Death — Standard Death Benefit” section.

For a spouse who is age 75 or younger and continues the contract, we reset the 5-Year MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death

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benefit that would otherwise have been paid (without regard to the Full Surrender Value). If your spouse is age 76 or older when the contract was continued, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for a spouse who continues the contract, if all owners are age 75 or younger, we reset the 5-Year MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:

(a)	the contract value after any rider charges have been deducted, or

(b)	the 5-Year MAV on that date, but prior to the reset.

If any owner is age 76 or older at the time of the covered life change, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.

5% ACCUMULATION DEATH BENEFIT

The 5% Accumulation Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1.	the contract value after any rider charges have been deducted;

2.	the ROPP value as described above;

3.	the 5% accumulation death benefit floor; or

4.	the Full Surrender Value as described above.

The key terms and provisions of the 5% Accumulation Death Benefit are:

5% Accumulation Death Benefit Floor: is equal to the sum of:

1.	the contract value in the Excluded Accounts (currently, regular fixed account and GPAs), if any, and

2.	the variable account floor.

Protected Account Base (PAB) and Excluded Account Base (EAB): Adjustments to variable account floor require tracking amounts representing purchase payments, not previously surrendered, that are allocated or transferred to the Protected Accounts (currently, subaccounts and the Special DCA fixed account) and Excluded Accounts.

–	PAB equals amounts representing purchase payments, not previously surrendered or transferred, that are in the Protected Accounts.

–	EAB equals amounts representing purchase payments, not previously surrendered or transferred, that are in the Excluded Accounts.

Variable Account Floor: Variable account floor is PAB increased on contract anniversaries prior to the earlier of your 81st birthday or your death.

Net Transfer: If multiple transfers are made on the same valuation day, they are combined to determine the net amount of contract value being transferred between the Protected Accounts and Excluded Accounts. This net transfer amount is used to adjust the EAB, PAB and variable account floor values.

Establishment of Variable Account Floor, PAB and EAB
On the contract date, 1) variable account floor and PAB are established as your initial purchase payment allocated to the Protected Accounts; and 2) EAB is established as your initial purchase payment allocated to the Excluded Accounts.

Adjustments to Variable Account Floor, PAB and EAB
Variable account floor, PAB and EAB are adjusted by the following:

1.	When an additional purchase payment is made;

(A)	any payment you allocate to the Protected Accounts are added to PAB and to variable account floor, and

(B)	any payment you allocate to the excluded accounts are added to EAB.

2.	When transfers are made to the Protected Accounts from the Excluded Accounts, we increase PAB and variable account floor, and we reduce EAB.

The amount we deduct from EAB and add to PAB and to variable account floor is calculated for each net transfer using the following formula:

a × b c	where:

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a =	the amount the contract value in the Excluded Accounts is reduced by the net transfer

b =	EAB on the date of (but prior to) the transfer

c =	the contract value in the Excluded Accounts on the date of (but prior to) the transfer.

3.	When partial surrenders are made from the Excluded Accounts, we reduce EAB by the same amount as calculated above for transfers from the Excluded Accounts, using surrender amounts in place of transfer amounts. Partial surrenders from Excluded Accounts do not increase PAB.

4.	When transfers are made to the Excluded Accounts from the Protected Accounts, we reduce PAB and variable account floor, and increase EAB.

The amounts we deduct from PAB and variable account floor are calculated for each net transfer using the following formula:

a × b c	where:

a =	the amount the contract value in the Protected Accounts is reduced by the net transfer

b =	the applicable PAB or variable account floor on the date of (but prior to) the transfer

c =	the contract value in the Protected Accounts on the date of (but prior to) the transfer.

  The amount we subtract from PAB is added to EAB.

5.	When partial surrenders are made from the Protected Accounts, we reduce PAB and variable account floor by the same amount as calculated above for transfers from the Protected Accounts, using surrender amounts in place of transfer amounts. Partial surrenders from Protected Accounts do not increase EAB.

6.	After a covered life change for a spouse who continues the contract, variable account floor and PAB are reset to the contract value in the Protected Accounts on the date of continuation. EAB is reset to the contract value in the Excluded Accounts on the date of continuation. The contract value is after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value).

7.	After a covered life change other than for a spouse who continues the contract, variable account floor, PAB and EAB are reset on the valuation date we receive your written request for the covered life change.

  Variable account floor and PAB are reset to the lesser of A or B where:

A =	the contract value (after any rider charges have been deducted) in the Protected Accounts on that date, and

B =	Variable account floor on that date (but prior to the reset).

  EAB is reset to the lesser of A or B where:

A =	the contract value (after any rider charges have been deducted) in the Excluded Accounts on that date, and

B =	EAB on that date (but prior to the reset).

8.	On a contract anniversary when variable account floor is greater than zero:

(A)	On the first contract anniversary, we increase variable account floor by an amount equal to 5%, multiplied by variable account floor as of 60 days after the contract date.

(B)	On each subsequent contract anniversary prior to the earlier of your 81st birthday or your death, we increase variable account floor by 5%, multiplied by the prior contract anniversary’s variable account floor.

(C)	Any variable account floor increase on contract anniversaries does not increase PAB or EAB.

For contracts issued in New Jersey and Washington state, the cap on the variable account floor is 200% of PAB.

For a spouse who is age 79 or younger and continues the contract, the 5% Accumulation Death Benefit will continue and the values may be reset as described above. If your spouse is age 80 or older when the contract is continued, the 5% Accumulation Death Benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, the 5% Accumulation Death Benefit will continue and the values may be reset as described above. If any owner is age 80 or older at the time of the covered life change, the 5% Accumulation death benefit will terminate and the Standard Death Benefit will apply.

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ENHANCED DEATH BENEFIT

The Enhanced Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1.	contract value after any rider charges have been deducted;

2.	the ROPP value as described above;

3.	the MAV as described above;

4.	the 5% accumulation death benefit floor as described above; or
5. the Full Surrender Value as described above.

For a spouse who is age 79 or younger and continues the contract, the Enhanced Death Benefit will continue and the values may be reset as described above. If your spouse is age 80 or older when the contract is continued, the Enhanced Death Benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, the Enhanced Death Benefit will continue and the values may be reset as described above. If any owner is age 80 or older at the time of the covered life change, the Enhanced Death Benefit will terminate and the Standard Death Benefit will apply.

For an example of how each death benefit is calculated, see Appendix D.

BENEFIT PROTECTOR DEATH BENEFIT

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The Benefit Protector provides reduced benefits if you are age 70 or older at the rider effective date. The Benefit Protector does not provide any additional benefit before the first rider anniversary.

If this rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. You must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the Benefit Protector Plus rider, the 5% Accumulation Death Benefit or the Enhanced Death Benefit.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:

•	the applicable death benefit, plus:

•	40% of your earnings at death if you were under age 70 on the rider effective date; or

•	15% of your earnings at death if you were age 70 or older on the rider effective date.

If this rider is effective after the contract date or if there has been a covered life change, remaining purchase payments is established or set as the contract value on the rider effective date or, if later, the date of the most recent covered life change. Thereafter, remaining purchase payments is increased by the amount of each additional purchase payment and adjusted for each partial surrender.

Earnings at death: For purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus remaining purchase payments. Partial surrenders will come from any earnings before reducing purchase payments in the contract. The earnings at death may not be less than zero and may not be more than 250% of the remaining purchase payments that are one or more years old.

Note: Remaining purchase payments is calculated differently and is not the same value as purchase payments not previously surrendered used in the surrender charge calculation.

Terminating the Benefit Protector

•	You may terminate the rider within 30 days after the first rider anniversary.

•	You may terminate the rider within 30 days after any rider anniversary beginning with the seventh rider anniversary.

•	The rider will terminate when you make a full surrender from the contract or on the annuitization start date.

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•	Your spouse may terminate the rider within 30 days following the effective date of the spousal continuation if your spouse is age 75 or younger.

•	You may terminate the rider within 30 days following the effective date of an ownership change if you are age 75 or younger.

•	The rider will terminate for a spousal continuation or ownership change if the spouse or any owner is age 76 or older at the time of the change.

•	The rider will terminate after the death benefit is payable, unless the spouse continues the contract under spousal continuation provision.

•	The rider will terminate when beneficiary elects an alternative payment plan which is an inherited IRA.

If your spouse is the sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner. Your spouse will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract and the age of the spouse at the time of the change will be used to determine the earnings at death percentage going forward. If your spouse does not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value) and we will substitute this new contract value on the date of death for “remaining purchase payments” used in calculating earnings at death.

After a covered life change other than a spouse that continues the contract, all owners will be subject to all of the limitations and restrictions of the rider just as if they were purchasing a new contract; and the age of all owners at the time of the change will be used to determine the earnings at death percentage going forward. If any owner does not qualify for the rider on the basis of age, we will terminate the rider. If they do qualify for the rider on the basis of age, we will substitute the contract value on the date of the ownership change for remaining purchase payments used in calculating earnings at death.

For an example, please see Appendix D.

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The Benefit Protector Plus provides reduced benefits if you are 70 or older at the rider effective date. It does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your investment professional whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and you are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available for transfers, exchanges or rollovers. If this is a non-qualified annuity, the transfers, exchanges or rollovers must be from another annuity or life insurance policy. You may not select this rider if you select the Benefit Protector Rider, 5% Accumulation Death Benefit or the Enhanced Death Benefit.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.

The Benefit Protector Plus provides that if you die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:

•	the benefits payable under the Benefit Protector described above, plus:

•	a percentage of purchase payments made within 60 days of contract issue not previously surrendered as follows:

	Percentage if you are	Percentage if you are
Rider year when death occurs:	under age 70 on the rider effective date	70 or older on the rider effective date

One and Two	0%	0%

Three and Four	10%	3.75%

Five or more	20%	7.5%

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Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

•	the applicable death benefit plus:

	If you are under age 70	If you are age 70
Rider year when death occurs	on the rider effective date, add . . .	or older on the rider effective date, add . . .

One	Zero	Zero

Two	40% x earnings at death (see above)	15% x earnings at death

Three and Four	40% x (earnings at death + 25% of initial purchase payment*)	15% x (earnings at death + 25% of initial purchase payment*)

Five or more	40% x (earnings at death + 50% of initial purchase payment*)	15% x (earnings at death + 50% of initial purchase payment*)

*	Initial purchase payments are payments made within 60 days of rider issue not previously surrendered.

Terminating the Benefit Protector Plus

•	You may terminate the rider within 30 days of the first rider anniversary.

•	You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

•	The rider will terminate when you make a full surrender from the contract, on the annuitization start date, or when the death benefit is payable.

•	The rider will terminate if there is a covered life change.

•	The rider will terminate when a beneficiary elects an alternative payment plan which is an inherited IRA.

If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid without regard to the Full Surrender Value. We will then terminate the Benefit Protector Plus (see “Benefits in Case of Death”).

For an example, see Appendix D.

OPTIONAL LIVING BENEFITS

SECURESOURCE 3 RIDERS

The SecureSource 3 rider is an optional benefit that you can add to your contract for an additional charge. The SecureSource 3 rider may not be purchased with the optional Accumulation Protector Benefit rider. This benefit is intended to provide to you, after the Lifetime Benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains.

The SecureSource 3 rider may be appropriate for you if:

•	you intend to make periodic withdrawals from your annuity contract; and

•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.

The SecureSource 3 rider may be not appropriate for you if:

•	you anticipate the need for early or Excess Withdrawals; or

•	you want to invest in funds other than the Portfolio Stabilizer funds.

The SecureSource 3 rider guarantees that, regardless of investment performance, you may take withdrawals up to the Lifetime Benefit amount each contract year after the Lifetime Benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Lifetime Benefit amount can vary based on the relationship of your contract value to the withdrawal adjustment base. Each contract year, whether or not the Income Bonus is included, the Lifetime Payment Percentage is determined when the first withdrawal is taken, and the Lifetime Benefit amount is fixed for the remainder of that contract year.

As long as your total withdrawals during the current contract year do not exceed the Lifetime Benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.

Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.

Subject to conditions and limitations, the lifetime benefit amount can be increased if an Annual Credit is available or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.

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Your benefits under the rider can be reduced if you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the Lifetime Benefit is available. Also, if the contract value is 20% or more below purchase payments increased by any contract anniversary gains or Annual Credits and adjusted for withdrawals, the Income Bonus will not be included in the Lifetime Payment Percentage (see Withdrawal Adjustment Base described below).

AVAILABILITY
There are two optional riders available under your contract:

•	SecureSource 3 — Single Life

•	SecureSource 3 — Joint Life

The information in this section applies to both riders, unless otherwise noted.

For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource 3 — Single Life rider covers one person. The SecureSource 3 — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 3 — Single Life rider or the SecureSource 3 — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource 3 rider is an optional benefit that you may select for an additional annual charge if:

•	Single Life: you are 85 or younger on the date the contract is issued; or

•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.

The SecureSource 3 riders are not available under an inherited qualified annuity.

The SecureSource 3 rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:

•	Single Life: death (see “At Death” heading below).

•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).

KEY TERMS
The key terms associated with the SecureSource 3 rider are:

Age Bands: Each Age Band is associated with two components of your Lifetime Payment Percentages, a minimum Lifetime Payment Percentage and a potential Income Bonus. The covered person (Joint Life: the younger covered spouse) must be at least the youngest age shown in the first Age Band for the Annual Lifetime Payment to be established. After the Annual Lifetime Payment is established, in addition to your age, other factors determine when you move to a higher Age Band.

Annual Credit, Credit Period: an amount equal to a 6% that can be added to the Benefit Base on rider anniversaries during a Credit Period, subject to limitations. Credit Period is a 10 year period that starts on the rider effective date and will restart (1) on a rider anniversary whenever there is an increase of the Benefit Base due to an Annual Step-Up or (2) Joint Life only: on the following rider anniversary in the event of a step-up of the Benefit Base under the spousal continuation provision. The rider anniversary after the number of contract years shown is the last day of a Credit Period (see the “Rider Anniversary Processing” provision below). Investment performance and Excess Withdrawals may reduce or eliminate the benefit of any Annual Credits. Annual Credits may result in higher rider charges that may exceed the benefit from the Annual Credits.

Annual Lifetime Payment (ALP, Lifetime Benefit): the Lifetime Benefit amount available each contract year after the covered person (Joint Life: the younger covered spouse) has reached the youngest age in the first Age Band. The annual withdrawal amount guaranteed by the rider can vary each contract year. The ALP is also referred to as the Lifetime Benefit throughout this prospectus.

Annual Step-Up: an increase in the Benefit Base and/or the Principal Back Guarantee, that is available on each rider anniversary if your contract value increases, subject to certain conditions. If the Benefit Base increases due to an Annual Step-Up, a Credit Period will restart and if you are eligible for a higher Age Band, the Lifetime Payment percentage can increase.

Benefit Base (BB): used to determine the Annual Lifetime Payment and the annual rider charge. The BB is separate from your contract value and cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.

Credit Base (CB): used to determine the Annual Credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.

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Excess Withdrawal: (1) a withdrawal taken before the Annual Lifetime Payment is established, or (2) a withdrawal that is greater than the Remaining Annual Lifetime Payment.

Excess Withdrawal Processing: a reduction in benefits if a withdrawal is taken before the Annual Lifetime Payment is established or if a withdrawal exceeds the Remaining Annual Lifetime Payment.

Income Bonus: may be added to the minimum Lifetime Payment Percentage as described in the “Lifetime Payment Percentage” provision below.

Lifetime Payment Percentage: used to calculate your Annual Lifetime Payment. It includes a minimum Lifetime Payment Percentage and may include an additional Income Bonus. The percentage used can vary as described in the Lifetime Payment Percentage provision below.

Principal Back Guarantee (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by Annual Step-Ups, as long as there is no Excess Withdrawal.

Remaining Annual Lifetime Payment (RALP): as you take withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. After the Annual Lifetime Payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year.

Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.

Withdrawal Adjustment Base (WAB): one of the components used to determine whether or not Income Bonus will be included the Lifetime Payment Percentage. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.

IMPORTANT SECURESOURCE 3 RIDER CONSIDERATIONS
You should consider whether a SecureSource 3 rider is appropriate for you taking into account the following considerations:

You will begin paying the SecureSource 3 rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years.

•	Lifetime Benefit Limitations: The Lifetime Benefit is subject to certain limitations, including but not limited to:

Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the Lifetime Benefit terminates at the first death of any owner even if the covered person is still living (see “At Death” heading below). This possibility may present itself when there are multiple contract owners — when one of the contract owners dies the Lifetime Benefit terminates even though other contract owners are still living.

Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the Lifetime Benefit terminates at the death of the last surviving covered spouse (see “At Death” heading below).

•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider, because the timing of your first withdrawal is an important decision. Once you take your first withdrawal, your initial minimum Lifetime Payment Percentage will be determined. If a withdrawal is taken during the Credit Period, no credit will be available on the next contract anniversary. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the Lifetime Benefit is available an Excess Withdrawal), the guaranteed amounts under the rider will be reduced.

•	Investment Allocation Restriction: You must invest in approved investment options, which currently are Portfolio Stabilizer funds. We reserve the right to add, remove or substitute approved investment options in the future. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Living Benefit Riders — Portfolio Stabilizer funds” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the SecureSource 3 rider.

•	Non-Cancelable: Once elected, the SecureSource 3 rider may not be cancelled (except as provided under “Rider Termination” heading below) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).

Dissolution of marriage does not terminate the SecureSource 3 — Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource 3 — Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the

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contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” below).

•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.

For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant’s spouse or a trust that names the annuitant’s spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

If you select the SecureSource 3 — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.

•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the remaining Annual Lifetime Payment under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the Remaining Annual Lifetime Payment is subject to the Excess Withdrawal Processing described below.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 591/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). While the rider permits certain Excess Withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.

•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider.

Please note civil unions and domestic partnerships are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.

•	Limitations on TSAs: Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”). Therefore, a SecureSource 3 rider may be of limited value to you.

LIFETIME BENEFIT DESCRIPTION
Single Life only: Covered Person: the person whose life is used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.

Joint Life only: Covered Spouses: the contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.

Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the covered person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal

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to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or BB changes as described below, the ALP will be recalculated. When the ALP is established, the first withdrawal taken in each contract year will set and fix the Lifetime Payment Percentage for the remainder of the contract year.

If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.

Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.

Joint Life: The ALP is established on the earliest of the following dates:

•	The rider effective date if the younger covered spouse has already reached age 50.

•	The date the younger covered spouse’s attained age equals age 50.

•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.

•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.

Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.

Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.

The minimum Lifetime Payment Percentage and the Income Bonus for each Age Band are listed in the table below:

	Minimum Lifetime Payment	Minimum Lifetime Payment
Age Bands	Percentage – Single Life	Percentage – Joint Life	Income Bonus

50-58	3%	2.75%	0.5%

59-64	4%	3.75%	0.5%

65-79	5%	4.75%	0.5%

80+	6%	5.75%	0.5%

The Age Band for the Lifetime Payment Percentage is determined at the following times:

•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).

•	On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken since the ALP was established, then the Lifetime Payment Percentage will not change on subsequent birthdays.)

•	Upon Annual Step-Ups (see “Annual Step ups” below).

•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.

Income Bonus: The following determines whether or not the Income Bonus is included in the Lifetime Payment Percentage.

A comparison of your contract value and the Withdrawal Adjustment Base (WAB) determines whether the Income Bonus is included in the Lifetime Payment Percentage when calculating the ALP unless the percentage is fixed as described below.

On each valuation date when the ALP is calculated, if the benefit determining percentage calculated below is less than the 20% adjustment threshold, then the Lifetime Payment Percentage will equal the minimum Lifetime Payment Percentage plus the Income Bonus for your current Age Band. Otherwise, the Lifetime Payment Percentage will equal the minimum Lifetime Payment Percentage for your current Age Band.

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The benefit determining percentage is calculated as follows, but it will not be less than zero:

1 – (a/b)

a = Contract value at the end of the prior valuation period

b = WAB at the end of the prior valuation period

After the ALP is established, the first withdrawal taken in each contract year will set and fix the Lifetime Payment Percentage for the remainder of the contract year. Beginning on the next rider anniversary, the Lifetime Payment Percentage can change on each valuation date as described above until a withdrawal is taken in that contract year.

However, at the earliest of (1), (2) or (3) below, the Lifetime Payment Percentage will be set and remain fixed as long as the benefit is payable:

(1)	when your contract value on a rider anniversary is less than two times the BB multiplied by the minimum Lifetime Payment Percentage for your current Age Band, or

(2)	when the contract value reduces to zero, or

(3)	on the date of death when a death benefit is payable.

For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus if more favorable to you.

Determination of Adjustments of Benefit Values: Your Lifetime Benefit values are determined at the following times and are subject to a maximum amount of $10 million each:

1. At rider effective date

The WAB, CB, BB and PBG are set equal to the initial purchase payment.

2. When an additional purchase payment is made

The BB, WAB and PBG will be increased by the amount of each additional purchase payment.

If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.

See “Buying Your Contract — Purchase Payments” for purchase payment limitations.

3. When a withdrawal is taken

If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.

The WAB, BB, CB and PBG can be adjusted, but they will not be less than zero.

(A)	The WAB will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b where: c

a = the amount of the withdrawal

b = the WAB on the date of (but prior to) the withdrawal

c = the contract value on the date of (but prior to) the withdrawal.

(B) If the ALP is not established, Excess Withdrawal Processing will occur as follows.

The BB and CB will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the CB or BB (as applicable) for the WAB. The PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” substituting the PBG for the WAB.

(C)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.

(D)	If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e f	where:

d = the amount of the withdrawal minus the RALP

e = the BB or CB (as applicable) on the date of (but prior to) the withdrawal

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f = the contract value on the date of (but prior to) the withdrawal minus the RALP.

The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the excess withdrawal processing amount calculated above, substituting the following for “e” in the formula: the PBG minus the RALP on the date of (but prior to) the withdrawal.

Rider Anniversary Processing: The following describes how the WAB, BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.

•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.

(A) On the first rider anniversary of the initial Credit Period

The Annual Credit equals the CB 180 days following the rider effective date multiplied by 6% for the first rider anniversary.

The BB and WAB will be set to the greater of:

(i) the current BB, or

(ii)	the BB 180 days following the rider effective date increased by the annual credit and any additional purchase payments since 180 days following the rider effective date.

(B) On any other rider anniversary during a Credit Period

The annual credit equals the CB as of the prior rider anniversary multiplied by the 6% annual credit percentage.

The BB will be set to the greater of:

(i) the current BB, or

(ii)	the BB on the prior rider anniversary increased by the annual credit and any additional purchase payments since the prior rider anniversary.

The WAB will be set as follows:

(A) if no withdrawals have been taken, the WAB will be set to the BB determined above, or

(B) if any withdrawals have been taken, the WAB will be set to the amount as calculated below:

a × b c	where:

a = the WAB on the rider anniversary (but prior to rider anniversary processing)

b = the BB determined above

c = the BB on the rider anniversary (but prior to rider anniversary processing)

If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the WAB and BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.

The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 10th rider anniversary.

•	Annual step ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.

The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any annual credit is added. If an annual step-up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any Annual Credit is added) will be increased to the contract value, if the contract value is greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to a step-up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to a step-up or (2) the BB is at the maximum of $10,000,000 so there was no step-up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.

•	The WAB on rider anniversaries: Unless you decline an increase to the annual rider fee, the WAB (after any Annual Credit is added) will be increased to the contract value, if the contract value is greater.

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OTHER PROVISIONS
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:

•	The Annual Lifetime Payment is established;

•	The RMD is for your contract alone;

•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.

Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 3 — Single Life rider terminates.

Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 3 — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

Unless you decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The WAB, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.

If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:

•	If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).

•	If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).

In either case above:

–	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.

–	We will no longer accept additional purchase payments.

–	No more charges will be collected for the rider.

–	The current ALP is fixed for as long as payments are made.

–	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.

–	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.

•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.

•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.

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At Death:
Single Life: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the Lifetime Benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.

Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the Lifetime Benefit. If spousal continuation is not available, the rider terminates. The Lifetime Benefit ends at the death of the surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:

•	elect to take the death benefit under the terms of the contract, or

•	elect to take the Principal Back Guarantee available under this rider, if the PBG is greater than zero, or

•	continue the contract and the SecureSource 3 — Joint Life rider under the spousal continuation option.

•	For single and joint life, if the beneficiary elects the Principal Back Guarantee under this rider, the following will occur:

1.	If the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.

2.	If the ALP is not established, the BB on the date of death multiplied by the Lifetime Payment Percentage used for the youngest age in the first Age Band will be paid annually until total payments to the beneficiary are equal to the PBG.

•	In either of the above cases:

•	The Lifetime Payment Percentage used will be set as of the date of death.

•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the covered person remains the same and the new owner or assignee assumes total ownership of the contract and was an owner or the covered person before the change, or is a non-natural owner holding for the sole benefit of the prior owner (e.g., an individual ownership changed to a personal revocable trust).

Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the covered spouses can be owners. If there is a non-natural or revocable trust owner, one of the covered spouses must be the annuitant. The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a covered spouse before the change, or is a non-natural owner holding for the sole benefit of the prior owner (e.g., an individual ownership changed to a personal revocable trust).

Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 3 rider. Under the rider’s payout option, the minimum amount payable shown in Table B, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.

If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.

RIDER TERMINATION
The SecureSource 3 rider cannot be terminated either by you or us except as follows:

•	Single Life: after the death benefit is payable, the rider will terminate.

•	Single Life: spousal continuation will terminate the rider.

•	Single Life: for California residents, after the death of the covered person, the rider will terminate.

•	Joint Life: for California residents, after the death of the last covered spouse, the rider will terminate.

•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.

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•	When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.

•	On the annuitization start date, the rider will terminate.

•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 3 rider charge”).

•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.

•	Termination of the contract for any reason will terminate the rider.

For an example, see Appendix E.

ACCUMULATION PROTECTOR BENEFIT RIDER

The Accumulation Protector Benefit rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit rider specifies a Waiting Period that ends on the Benefit Date. The Waiting Period is 10 years. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the Benefit Date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that Benefit Date. On the Benefit Date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the Waiting Period and before the Benefit Date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the Benefit Date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.

If you are age 80 or younger at contract issue, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the “Terminating the Rider” section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the Waiting Period. The rider ends when the Waiting Period expires, no further benefit will be payable, and no further charges for the rider will be deducted. After the Waiting Period, you have the following options:

•	Continue your contract;

•	Take partial surrenders or make a full surrender; or

•	Annuitize your contract.

The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource 3 riders.

You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:

•	you must invest in approved investment options, which currently are Portfolio Stabilizer funds.. We reserve the right to add, remove or substitute approved investment options in the future. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Living Benefit Riders — Portfolio Stabilizer funds” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the Accumulation Protector Benefit rider.

•	you may not make additional purchase payments to your contract during the Waiting Period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply (see “Additional Purchase Payments with Elective Step Up” below) In addition, we reserve the right to change these additional purchase payment limits, including making further restrictions, upon written notice;

•	if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

•	if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the Waiting Period under the rider, in order to receive the benefit, if any, provided by the rider. In some cases, as described below, you may need to

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hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;

•	the 10 year Waiting Period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and

•	the 10 year Waiting Period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider fee to increase (see “Waiting Period” below).

Be sure to discuss with your financial advisor whether an Accumulation Protector Benefit rider is appropriate for your situation.

Here are some general terms that are used to describe the operation of the Accumulation Protector Benefit:

Benefit Date: This is the first valuation date immediately following the expiration of the Waiting Period.

Minimum Contract Accumulation Value (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the Benefit Date if the contract value is less than the MCAV on the Benefit Date.

Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received. It is reduced by any adjustments for partial surrenders made during the Waiting Period.

Adjustments for Partial Surrenders: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a)	is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b)	is the MCAV on the date of (but immediately prior to) the partial surrender.

Waiting Period: The Waiting Period for the rider is 10 years.

We reserve the right to restart the Waiting Period on the latest contract anniversary if you change your investment option after we have exercised our rights to increase the rider fee. Waiting Period will restart upon elective step ups and spousal continuation step ups.

Automatic Step Up
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 90% of the contract value on the contract anniversary (after charges are deducted); or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.

The automatic step up of the MCAV does not restart the Waiting Period or increase the fee (although the total charge for the rider may increase).

Elective Step Up Option
Within thirty days following each contract anniversary after the rider effective date, but prior to the Benefit Date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value (after charges are deducted) on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

We may increase the fee for your rider (see “Charges — Accumulation Protector Benefit Rider Charge”) and the revised fee would apply to your rider if you exercise the annual elective step up. Elective step ups will also result in a restart of the Waiting Period as of the most recent contract anniversary.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.

The elective step up option is not available for inherited IRAs or if the Benefit Date would be after the annuitization start date.

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Additional Purchase Payments with Annual Elective Step Ups
If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period.

Spousal Continuation
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the fee for the Accumulation Protector Benefit rider, you will pay the fee that is in effect on the valuation date we receive their written request to step up. In addition, the Waiting Period will restart as of the most recent contract anniversary.

Change of Ownership or Assignment
Subject to state limitations, a change of ownership or assignment is subject to our approval.

Terminating the Rider
The rider will terminate under the following conditions:

The rider will terminate before the Benefit Date without paying a benefit on the date:

•	you take a full surrender;

•	on the annuitization start date;

•	the contract terminates as a result of the death benefit being paid; or

•	when a beneficiary elects an alternative payment plan which is an inherited IRA.

The rider will terminate on the Benefit Date.

For an example, see Appendix E.

INVESTMENT ALLOCATION RESTRICTIONS FOR LIVING BENEFIT RIDERS
If you have chosen SecureSource 3 rider or Accumulation Protector Benefit rider, you were required to allocate your purchase payments and contract value to the Portfolio Stabilizer funds, as described in the “Portfolio Stabilizer funds” section below until the rider terminates.

Your purchase payments and transfer requests must be allocated in accordance with the above limitations. We will reject any purchase payment or transfer request that does not comply with the above limitations.

Portfolio Stabilizer funds
If you elect the SecureSource 3 rider or Accumulation Protector Benefit rider, your contract value must be invested in the Portfolio Stabilizer funds under the terms of the rider. Currently we offer total of four Portfolio Stabilizer funds, (the Funds). We reserve the right to add, remove or substitute funds. We also reserve the right, upon notification to you, to close or restrict any funds. Any change will apply to current allocations and or to future purchase payments and transfers. If your living benefit rider is terminated, you may remain invested in the Funds, but you will not be allowed to allocate additional purchase payments or make transfers to the Funds.

The Portfolio Stabilizer funds have only been available to contracts where a living benefit rider has been elected. Effective on June 30, 2014, however, the Portfolio Stabilizer funds will be available to all contract owners, regardless of whether a living benefit rider has been elected.

The Portfolio Stabilizer funds currently available are:

1. Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2)(1),(2)

2. Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (Class 2)

3. Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (Class 2)(2)

4. Columbia Variable Portfolio — Managed Volatility Conservative Fund (Class 2)(2)

(1)	Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2) is not available for contracts with the Accumulation Protector Benefit rider.

(2)	Available on April 29, 2013.

Each Portfolio Stabilizer fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility. The Portfolio Stabilizer funds are diversified funds that, under normal market conditions, pursue their investment objectives by allocating the Funds’ assets across equity and fixed income/debt asset classes while

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targeting a particular level of effective equity exposure that varies based on volatility in the equity market. The Portfolio Stabilizer funds invest in a mix of affiliated and unaffiliated mutual funds and, in seeking to manage equity market volatility, employ a tactical allocation strategy of utilizing:

•	derivative transactions (such as credit default swap indexes, futures, swaps, forward rate agreements and options);

•	direct investments in exchange-traded funds (ETFs); and

•	direct investments in fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures and dollar rolls).

The investments described above as part of the tactical allocation strategy are primarily utilized to adjust (increase or reduce) the Portfolio Stabilizer funds’ exposure to different asset classes and various segments within these asset classes. In general, when Columbia Management, the Funds’ investment manager, determines that equity market volatility is relatively low, it may increase the Fund’s effective equity market exposure and decrease the Funds’ effective fixed income/debt exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund’s effective equity market exposure and, correspondingly, increase the Fund’s effective fixed income/debt exposure.

Changes to underlying fund selections and allocations may be driven by various factors, including the risks and benefits of investing in a particular underlying fund as a means of achieving total return. Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management and the Funds’ board of trustees.

Columbia Management considers the independent analysis of Morningstar Associates, LLC (Morningstar) an independent investment consultant, with respect to the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional asset classes, or segments within these classes represented by the underlying funds. Columbia Management retains full discretion over the Portfolio Stabilizer funds’ investment activities. Neither Columbia Management nor Morningstar serves as your investment adviser as to the allocation of your contract value to the Portfolio Stabilizer funds.

For additional information about the Portfolio Stabilizer funds’ investment strategies, see the Funds’ prospectuses.

Portfolio Stabilizer funds conflicts of interest. In providing investment advisory services for the Portfolio Stabilizer funds and the underlying funds in which those funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. For additional information regarding the conflicts of interest to which Columbia Management may be subject, see the Funds’ prospectuses.

We are an affiliate of Ameriprise Financial, Inc. which is the parent company of Columbia Management, the Funds’ investment manager. We have financial obligations to holders of the riders arising from guarantee obligations under such riders, which vary based upon the investment performance of the Fund.

We expect to benefit financially by offering the Funds, compared to offering other types of funds, in contracts without riders. For example, we expect to reduce our costs to purchase investments associated with contract liabilities tied to the Portfolio Stabilizer funds. We also expect to benefit from the greater liquidity of hedge investments used to meet our obligations under the riders. In addition, we expect to reduce our capital requirements, which represent assets we set aside to back the guarantees offered in our contracts. As described above, we have a financial interest in reducing our potential exposure with respect to contract values invested under the riders. This may present a potential conflict of interest with respect to the interests of rider holders (who are required to allocate their contract value to a Portfolio Stabilizer fund). In particular, our interest in reducing volatility within the Portfolio Stabilizer fund’s portfolio may present a potential conflict between it and Columbia Management as the latter seeks to achieve the Fund’s investment objective of total return while seeking to manage the Fund’s exposure to equity market volatility.

In addition, we or our affiliates receive from each of the underlying funds, or their affiliates, compensation including but not limited to expense payments and non-cash compensation as a result of our decision to make such funds available as investment options in which your contract value may be invested. See “The Variable Account and the Funds — Revenue we receive from the funds and potential conflicts of interest”.

Investing in the Portfolio Stabilizer funds. Currently, you can invest in three or four Portfolio Stabilizer funds, depending on the living benefit rider you own. You are responsible for determining which Portfolio Stabilizer funds are best for you. Your financial advisor can help you determine which investment options most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Funds

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you select or have selected are appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of specific investment options, or your decision to change to different investment options.

If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment options you have chosen.

You may change your investment option allocations up to twice per contract year by written request on an authorized form or by another method agreed to by us. You may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this twice per contract year limit. Please consider requesting changes carefully, because we may charge you a higher fee for your rider. (See “Charges — Optional Living Benefit Charges”) We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.

Risks. An investment in a Fund involves risk. Principal risks associated with an investment in a Portfolio Stabilizer fund may be found in the relevant Fund’s prospectus. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.

Investing in a Portfolio Stabilizer fund does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Fund, you might benefit (or benefit more) from selecting alternative investment options.

For a complete list of the risks associated with investing in the Portfolio Stabilizer funds, please consult the applicable Fund’s prospectus.

Volatility and Volatility Management Risk. Although the Portfolio Stabilizer funds seek to manage equity market volatility within their respective portfolios, there is no guarantee that the Funds will be successful. Despite each Fund’s name, the Fund’s portfolio may experience more than its targeted level of volatility, subjecting the Fund to market risk. Securities in the Fund’s portfolio and the underlying funds’ portfolios may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. Columbia Management’s determinations/expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility within the portfolio. The Fund also may underperform other funds with similar investment objectives and strategies.

Additionally, because the Fund seeks to target a particular level of effective equity market exposure (EEME), as stated in the Fund’s prospectus, the Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be curbed. In general, the greater the protection against downside loss (as reflected in a smaller target level of EEME), the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets. Additionally, to the extent that the Fund maximizes its EEME in low volatility markets, if the equity markets should decline in such low volatility markets, the Fund may experience greater loss than if it had not maximized its EEME.

Accordingly, although an investment in the Portfolio Stabilizer funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. This may deprive you of some or all of the benefits of increases in equity market values under your contract and could also result in a decrease in your contract value.

Before you select the SecureSource 3 rider or Accumulation Protector Benefit rider, you and your financial advisor should carefully consider whether the Funds meet your investment objectives and risk tolerance. Because you cannot terminate the SecureSource 3 rider or Accumulation Protector Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you later decide that you do not want to invest in the Funds. Surrender charges and tax penalties may apply. Therefore, you should not select the SecureSource 3 rider or Accumulation Protector Benefit rider if you do not intend to continue investing in the Fund(s) while the rider is in force.

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below. except under annuity payout Plan E (See “Charges — Surrender charge under Annuity Payout Plan E”).

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You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted, plus any positive or negative MVA(less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes — Nonqualified Annuities — Annuity payout” and “Taxes — Qualified Annuities — Annuity payouts.” If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs and the Special DCA fixed account are not available during this payout period.

Amounts of fixed and variable payouts depend on:

•	the annuity payout plan you select;

•	the annuitant’s age and, in most cases, sex;

•	the annuity table in the contract; and

•	the amounts you allocated to the accounts on the annuitization start date.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant’s age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of annuity payout rates.)

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity Table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed interest return results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the annuitization start date.

•	Plan A: Life annuity — no refund: We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

•	Plan B: Life annuity with five, ten, 15, or 20 years certain: We make monthly payouts for a guaranteed payout period of five, ten, 15, or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.

•	Plan C: Life annuity — installment refund: We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

•	Plan D: Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

•	Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the

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selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation is 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5%. (See “Charges — Surrender charge under Annuity Payout Plan E.”) A 10% IRS penalty tax could apply to the taxable portion if you take a surrender. (See “Taxes.”)

Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

•	in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

•	over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.

For qualified and nonqualified contracts with the SecureSource 3 rider, if your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider’s payout option, the minimum amount payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of covered person (Joint Life: both covered spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee.

You must select a payout plan as of the annuitization start date set forth in your contract.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a nonqualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

Annuity payouts: Generally, unlike surrenders described below, the taxation of annuity payouts is subject to exclusion ratios, (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered

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investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)

Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the new partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.

Surrenders: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Application of surrender charges may alter the manner in which we tax report the surrender. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.

The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.

Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).

Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) are subject to a new 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.

Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may generally remain tax-deferred until surrendered or paid out.

Penalties: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

•	because of your death or in the event of nonnatural ownership, the death of the annuitant;

•	because you become disabled (as defined in the Code);

•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

•	if it is allocable to an investment before Aug. 14, 1982; or

•	if annuity payouts are made under immediate annuities as defined by the Code.

Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable

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event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.

1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance products, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a or qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.

For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange. Different IRS limitations on surrenders apply to partial exchanges completed prior to October 24, 2011.

Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty on the taxable portion.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Annuity payouts: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.

Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

Surrenders: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

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Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules.

Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.

The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.

Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

•	the payout is a RMD as defined under the Code;

•	the payout is made on account of an eligible hardship; or

•	the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

Penalties: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

•	because of your death;

•	because you become disabled (as defined in the Code);

•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

•	if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);

•	to pay certain medical or education expenses (IRAs only); or

•	if the distribution is made from an inherited IRA.

Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).

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Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.

Assignment: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable on the taxable portion.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RiverSource Life’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Spousal status: In the case of United States v. Windsor, Section 3 of the Defense of Marriage Act was declared unconstitutional by the U.S. Supreme Court. As a result of this ruling, same sex marriages recognized under state law must be afforded all of the benefits of marriage for federal law purposes. The IRS subsequently provided interpretive guidance which, for federal tax purposes, determined the recognition of a same sex marriage is based on the state or foreign jurisdiction in which the marriage occurred. In addition, the guidance states that other relationships that may be recognized under state law, such as civil unions or domestic partnerships, are not considered marriages for federal tax purposes. Therefore, if you are in a civil union or other non-marital relationship recognized under state law, you will not receive the favorable federal tax treatment normally afforded to married couples.

When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.

If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

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After annuity payouts begin, the number of votes you have is equal to:

•	the reserve held in each subaccount for your contract; divided by

•	the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

•	laws or regulations change;

•	the existing funds become unavailable; or

•	in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

•	add new subaccounts;

•	combine any two or more subaccounts;

•	transfer assets to and from the subaccounts or the variable account; and

•	eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the Columbia Variable Portfolio — Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see “Transferring Between Accounts” above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

About the Service Providers

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Sales of the Contract

•	Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the contract.

•	The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

Payments to Selling Firms

•	We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.50% each time you make a purchase payment. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.

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•	We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

•	In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

•	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

•	marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

•	providing service to contract owners; and

•	funding other events sponsored by a selling firm that may encourage the selling firm’s financial advisors to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.

Sources of Payments to Selling Firms
We pay the commissions and other compensation described above from our assets. Our assets may include:

•	revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see “Expense Summary”);

•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — The funds”);

•	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The funds”); and

•	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

•	fees and expenses we collect from contract owners, including surrender charges; and

•	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:

•	give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

•	cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

•	cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

Payments to Financial Advisors

•	The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.

•	To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

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We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life is responding to regulatory audits, market conduct examinations and other inquiries (including inquiries from the State of Minnesota and a multistate insurance department examination). RiverSource Life has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Additional Information

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
RiverSource Life is incorporating by reference in this prospectus information we file with the SEC, which means that we are disclosing important information to you by referring you to those documents. The information that we incorporate by reference is an important part of this prospectus, and later information that we file with the SEC automatically will update and supersede this information. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended December 31, 2013, File No. 33-28976, that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus, as well as all of our subsequent annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K filed with the SEC under the 1934 Act. To access these documents, see “SEC Filings” under “Investor Relations” on our website at www.ameriprise.com.

RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. This prospectus, other information about the contract and other information incorporated by reference are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).

INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to directors and officers or persons controlling RiverSource Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is therefore unenforceable.

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Appendix A: The Funds

Unless you have elected one of the optional living benefit riders, you may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the funds listed in the table below.

Investing In	Investment Objective and Policies	Investment Adviser
AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)	Seeks to maximize total return consistent with AllianceBernstein’s determination of reasonable risk.	AllianceBernstein L.P.

AllianceBernstein VPS Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

ALPS/Alerian Energy Infrastructure Portfolio: Class III	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index.	ALPS Advisors, Inc.

American Century VP Value, Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.	BlackRock Advisors, LLC, adviser; BlackRock Investment Management, LLC and BlackRock International Limited, sub-advisers.

Columbia Variable Portfolio – Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Cash Management Fund (Class 2)	Seeks maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)	Seeks to provide shareholders with total return.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, subadviser.

Columbia Variable Portfolio – Contrarian Core Fund (Class 2)	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Core Bond Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Diversified Bond Fund (Class 2)	Seeks high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)	Seeks high level of current income and, as a secondary goal, steady growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)	Seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Emerging Markets Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Global Bond Fund (Class 2)	Non-diversified fund that seeks high total return through income and growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – High Yield Bond Fund (Class 2)	Seeks high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – International Opportunity Fund (Class 2)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, subadviser.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)	Seeks level of current income consistent with preservation of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (Prior to 6/30/14 offered only for contracts with living benefit riders. Effective 6/30/14 offered for all contracts.)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (Prior to 6/30/14 offered only for contracts with living benefit riders. Effective 6/30/14 offered for all contracts.)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (Prior to 6/30/14 offered only for contracts with living benefit riders. Effective 6/30/14 offered for all contracts.)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (Prior to 6/30/14 offered only for contracts with living benefit riders. Effective 6/30/14 offered for all contracts.)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Marsico Capital Management, LLC, subadviser.

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2)	Seeks growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (previously Variable Portfolio – Eaton Vance Global Macro Advantage Fund (Class 2))	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Strategic Income Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)	Seeks current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC

DWS Alternative Asset Allocation VIP, Class B	Seeks capital appreciation.	Deutsche Investment Management Americas Inc., adviser; QS Investors, LLC and RREEF America L.L.C., sub-advisers.

Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value FMR believes is not fully recognized by the public. Invests in either “growth” stocks or “value” stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either “growth” or “value” common stocks or both.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income and may also seek capital appreciation.	Fidelity Management & Research Company (FMR) is the fund’s manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Limited (FIA(UK))and other investment advisers serve as sub-advisers for the fund.

FTVIPT Franklin Income VIP Fund – Class 2 (previously FTVIPT Franklin – Income Securities Fund – Class 2)	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser.

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (previously FTVIPT – Mutual Shares Securities Fund – Class 2)	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (previously FTVIPT Franklin – Small Cap Value Securities Fund – Class 2)	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 73

Investing In	Investment Objective and Policies	Investment Adviser
FTVIPT Templeton Global Bond VIP Fund – Class 2 (previously FTVIPT Templeton Global Bond Securities Fund – Class 2)	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (Available on or about 6/30/2014)	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	Non-diversified fund that seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.

Ivy Funds VIP Asset Strategy	Seeks total return over the long term.	Waddell & Reed Investment Management Company

Janus Aspen Series Flexible Bond Portfolio: Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares	Seeks total return through growth of capital and income.	Janus Capital Management LLC

Janus Aspen Series Janus Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (previously Lazard Retirement Multi-Asset Targeted Volatility Portfolio – Service Shares)	Seeks long-term capital appreciation.	Lazard Asset Management, LLC

MFS® Utilities Series – Service Class	Seeks total return.	MFS® Investment Management

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (Available on or about 6/30/2014)	Seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.	Neuberger Berman Management LLC is the Fund’s investment manager. NB Alternative Investment Management LLC is the Fund’s investment adviser.

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Management LLC

 74  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Oppenheimer Global Fund/VA, Service Shares	Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

Oppenheimer Global Strategic Income Fund/VA, Service Shares	Seeks a high level of current income principally derived from interest on debt securities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

PIMCO VIT All Asset Portfolio, Advisor Class	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (previously PIMCO VIT Global Multi-Asset Portfolio, Advisor Class)	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company LLC (PIMCO)

PIMCO VIT Total Return Portfolio, Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

Van Eck VIP Global Gold Fund (Class S Shares)	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation

Variable Portfolio – Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with an aggressive level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-basedtotal return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

Variable Portfolio – American Century Diversified Bond Fund (Class 2)	Seeks high level of current income.	Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)	Seeks positive absolute returns.	Columbia Management Investment Advisers, LLC, adviser; AQR Capital Management, LLC, subadviser.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 75

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2)	Non-diversified fund that seeks total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Columbia Wanger Asset Management LLC, subadviser.

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Columbia Wanger Asset Management LLC, subadviser.

Variable Portfolio – Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a conservative level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

Variable Portfolio – DFA International Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Dimensional Fund Advisors, L.P., subadviser.

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)	Seeks high level of current income.	Columbia Management Investment Advisers, LLC, adviser; Eaton Vance Management, subadviser.

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Goldman Sachs Asset Management, L.P., subadviser.

Variable Portfolio – Holland Large Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Holland Capital Management LLC, subadviser.

Variable Portfolio – Invesco International Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Invesco Advisers, Inc., subadviser.

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)	Seeks high level of current income while conserving the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc., subadviser.

 76  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Jennison Associates LLC, subadviser.

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (previously Variable Portfolio – American Century Growth Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Loomis, Sayles & Company, L.P., subadviser.

Variable Portfolio – MFS Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.

Variable Portfolio – Moderate Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderate level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 77

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Moderately Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2)	Seeks to provide current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Morgan Stanley Investment Management Inc., subadviser.

Variable Portfolio – NFJ Dividend Value Fund (Class 2)	Seeks to provide long-term growth of capital and income.	Columbia Management Investment Advisers, LLC, adviser; NFJ Investment Group LLC, subadviser.

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Winslow Capital Management, LLC, subadviser.

Variable Portfolio – Partners Small Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; London Company of Virginia, doing business as The London Company, Palisade Capital Management, L.L.C. and Wells Capital Management Incorporated, subadvisers.

Variable Portfolio – Partners Small Cap Value Fund (Class 2)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Barrow, Hanley, Mewhinney & Strauss, LLC, Denver Investment Advisors LLC, Donald Smith & Co., Inc., River Road Asset Management, LLC and Turner Investments L.P., subadvisers.

Variable Portfolio – Pyramis® International Equity Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Pyramis Global Advisers, LLC, subadviser.

Variable Portfolio – Pyrford International Equity Fund (Class 2)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Pyrford International Ltd., subadviser.

Variable Portfolio – Sit Dividend Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Sit Investment Associates, Inc., subadviser.

 78  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (previously Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2))	Seeks to provide total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company (TCW), subadviser.

Variable Portfolio – Victory Established Value Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management, Inc., subadviser.

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)	Seeks to provide current income consistent with capital preservation.	Columbia Management Investment Advisers, LLC, adviser; Wells Capital Management Incorporated, subadviser.

Wells Fargo Advantage VT Opportunity Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Western Asset Variable Global High Yield Bond Portfolio – Class II	Seeks to maximize total return.	Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisers.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 79

Appendix B: Example — Market Value Adjustment (MVA)

As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as “early surrenders.” The examples may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.

Assumptions:

•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

•	we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

•	after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

Example 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA’s 3.0% rate is less than the 3.6% rate so the MVA will be negative.

Example 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA’s 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

Sample MVA Calculations
The precise MVA formula we apply is as follows:

Early surrender amount ×	[(	1 + i 1 + j + .001)	(n/12)	− 1 ]	= MVA

Where i	= rate earned in the GPA from which amounts are being transferred or surrendered.

j	= current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period (rounded up to the next year).

n	= number of months remaining in the current Guarantee Period (rounded up to the next month).

Examples — MVA
Using assumptions similar to those we used in the examples above:

•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

•	we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

•	after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.

Example 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

$1,000 ×	[(	1.030 1 + .035 + .001)	(84/12)	− 1]	= –$39.84

In this example, the MVA is a negative $39.84.

Example 2: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

$1,000 ×	[(	1.030 1 + .025 + .001)	(84/12)	− 1]	= $27.61

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In this example, the MVA is a positive $27.61.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the guarantee period, your surrender charge percentage is 7% if you elected RAVA 5 Advantage with the ten-year surrender charge schedule, 6% if you elected RAVA 5 Advantage with the seven-year surrender charge schedule and 4% if you elected RAVA 5 Select. We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the GPA to which the formula is being applied.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 81

Appendix C: Example — Surrender Charges

We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:

PPS	=	PPSC + PPF
PPSC	=	purchase payments surrendered that could be subject to a surrender charge
	=	(PS – FA) / (CV – FA) × (PP – PPF)
PPF	=	purchase payments surrendered that are not subject to a surrender charge
	=	FA – contract earnings, but not less than zero
PP	=	purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
PS	=	amount the contract value is reduced by the surrender
FA	=	total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
CV	=	contract value prior to the surrender

When determining the surrender charge, contract earnings are defined as the contract value, including any positive or negative MVA on amounts being surrendered, less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the regular fixed account, the Special DCA fixed account. If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.

The examples below show how the surrender charge for a full and partial surrender is calculated. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.

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Full surrender charge calculation — ten-year surrender charge schedule:

This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:

Assumptions:

•	We receive a single $50,000 purchase payment;

•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

•	You have made no prior surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:

Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50.000.00	50.000.00

	Earnings in the contract (but not less than zero):	10,000.00	0.00

Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00

	FA (but not less than zero):	10,000.00	4,200.00

Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00

	PPF (but not less than zero):	0.00	4,200.00

Step 4.	Next we determine PS, the amount by which the contract value is reduced by the surrender.
	PS:	60,000.00	40,000.00

Step 5.	Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS = PPF + PPSC = PPF+ (PS − FA) /(CV − FA) * (PP − PPF)
	PPF from Step 3 =	0.00	4,200.00
	PS from Step 4 =	60,000.00	40,000.00
	CV from Step 1 =	60,000.00	40,000.00
	FA from Step 2 =	10,000.00	4,200.00
	PP from Step 1 =	50,000.00	50,000.00

	PPS =	50,000.00	50,000.00

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 83

		Contract with Gain	Contract with Loss
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	50,000.00	50,000.00
	less PPF:	0.00	4,200.00

	PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
	multiplied by the surrender charge rate:	× 7.0%	× 7.0%

	surrender charge:	3,500.00	3,206.00

Step 7.	The dollar amount you will receive as a result of your full surrender is determined as:
	Contract value surrendered:	60,000.00	40,000.00
	Surrender charge:	(3,500.00)	(3,206.00)
	Contract charge (assessed upon full surrender):	(30.00)	(30.00)

	Net full surrender proceeds:	$56,470.00	$36,764.00

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Partial surrender charge calculation — ten-year surrender charge schedule:

This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:

Assumptions:

•	We receive a single $50,000 purchase payment;

•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

•	You have made no prior surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:

Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00

	Earnings in the contract (but not less than zero):	10,000.00	0.00

Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00

	FA (but not less than zero):	10,000.00	4,200.00

Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00

	PPF (but not less than zero):	0.00	4,200.00

Step 4.	Next we determine PS, the amount by which the contract value is reduced by the surrender
	PS (determined by iterative process described above):	15,376.34	16,062.31

Step 5.	Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS = PPF + PPSC = PPF + (PS − FA) /(CV − FA) * (PP − PPF)
	PPF from Step 3 =	0.00	4,200.00
	PS from Step 4 =	15,376.34	16,062.31
	CV from Step 1 =	60,000.00	40,000.00
	FA from Step 2 =	10,000.00	4,200.00
	PP from Step 1 =	50,000.00	50,000.00

	PPS =	5,376.34	19,375.80

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 85

		Contract with Gain	Contract with Loss
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	5,376.34	19,375.80
	less PPF:	0.00	4,200.00

	PPSC = amount of PPS subject to a surrender charge:	5,376.34	15,175.80
	multiplied by the surrender charge rate:	× 7.0%	× 7.0%

	surrender charge:	376.34	1,062.31

Step 7.	The dollar amount you will receive as a result of your partial surrender is determined as:
	Contract value surrendered:	15,376.34	16,062.31
	Surrender charge:	(376.34)	(1,062.31)

	Net partial surrender proceeds:	$15,000.00	$15,000.00

 86  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Full surrender charge calculation — four-year surrender charge schedule:

This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:

Assumptions:

•	We receive a single $50,000 purchase payment;

•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth contract year is 4.0%; and

•	You have made no prior surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:

Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00

	Earnings in the contract (but not less than zero):	10,000.00	0.00

Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00

	FA (but not less than zero):	10,000.00	4,200.00

Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00

	PPF (but not less than zero):	0.00	4,200.00

Step 4.	Next we determine PS, the amount by which the contract value is reduced by the surrender.
	PS:	60,000.00	40,000.00

Step 5.	Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS = PPF + PPSC = PPF + (PS – FA) /(CV – FA) * (PP – PPF)

	PPF from Step 3 =	0.00	4,200.00
	PS from Step 4 =	60,000.00	40,000.00
	CV from Step 1 =	60,000.00	40,000.00
	FA from Step 2 =	10,000.00	4,200.00
	PP from Step 1 =	50,000.00	50,000.00

	PPS =	50,000.00	50,000.00

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 87

		Contract with Gain	Contract with Loss
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	50,000.00	50,000.00
	less PPF:	0.00	4,200.00

	PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
	multiplied by the surrender charge rate:	× 4.0%	× 4.0%

	surrender charge:	2,000.00	1,832.00

Step 7.	The dollar amount you will receive as a result of your full surrender is determined as:
	Contract value surrendered:	60,000.00	40,000.00
	Surrender charge:	(2,000.00)	(1,832.00)
	Contract charge (assessed upon full surrender):	(30.00)	(30.00)

	Net full surrender proceeds:	$57,970.00	$38,138.00

 88  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Partial surrender charge calculation — four-year surrender charge schedule:

This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:

Assumptions:

•	We receive a single $50,000 purchase payment;

•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth contract year is 4.0%; and

•	You have made no prior surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:

Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00

	Earnings in the contract (but not less than zero):	10,000.00	0.00

Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00

	FA (but not less than zero):	10,000.00	4,200.00

Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00

	PPF (but not less than zero):	0.00	4,200.00

Step 4.	Next we determine PS, the amount by which the contract value is reduced by the surrender
	PS (determined by iterative process described above):	15,208.33	15,582.48

Step 5.	Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS = PPF + PPSC = PPF + (PS − FA) / (CV − FA) * (PP − PPF)
	PPF from Step 3 =	0.00	4,200.00
	PS from Step 4 =	15,208.33	15,582.48
	CV from Step 1 =	60,000.00	40,000.00
	FA from Step 2 =	10,000.00	4,200.00
	PP from Step 1 =	50,000.00	50,000.00

	PPS =	5,208.33	18,761.94

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 89

		Contract with Gain	Contract with Loss
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	5,208.33	18,761.94
	less PPF:	0.00	4,200.00

	PPSC = amount of PPS subject to a surrender charge:	5,208.33	14,561.94
	multiplied by the surrender charge rate:	× 4.0%	× 4.0%

	surrender charge:	208.33	582.48

Step 7.	The dollar amount you will receive as a result of your partial surrender is determined as:
	Contract value surrendered:	15,208.33	15,582.48
	Surrender charge:	(208.33)	(582.48)

	Net partial surrender proceeds:	$15,000.00	$15,000.00

 90  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Appendix D: Example — Optional Death Benefits

The purpose of this appendix is to illustrate the operation of various optional death benefit riders.

In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.

The examples of the optional death benefits in appendix include partial surrenders to illustrate the effect of partial surrenders on the particular benefit. These examples are intended to show how the optional death benefits operate, and do not take into account whether a particular optional death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.

Example — ROPP Death Benefit

Assumptions:

•	You purchase the contract with a payment of $20,000; and

•	on the first contract anniversary you make an additional purchase payment of $5,000; and

•	During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and

•	During the third contract year the contract value grows to $23,000.

We calculate the ROPP Death Benefit as follows:
Contract value at death:	$23,000.00

Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$25,000.00
minus adjusted partial surrenders, calculated as:

$1,500 × $25,000 $22,000 =	–1,704.54

for a death benefit of:	$23,295.45

The ROPP Death Benefit, calculated as the greatest of these two values:	$23,295.45

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 91

Example — MAV Death Benefit

Assumptions:

•	You purchase the contract with a payment of $25,000.

•	On the first contract anniversary the contract value grows to $26,000.

•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender (including surrender charge), leaving a contract value of $20,500.

We calculate the MAV death benefit, which is based on the greater of three values, as follows:
1. Contract value at death:	$20,500.00

2. Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$25,000.00
minus adjusted partial surrenders, calculated as:

$1,500 × $25,000 $22,000 =	–1,704.55

for a death benefit of:	$23,295.45

3. The MAV immediately preceding the date of death:
Greatest of your contract anniversary values:	$26,000.00
plus purchase payments made since the prior anniversary:	+0.00
minus adjusted partial surrenders, calculated as:
$1,500 × $26,000 $22,000 =	–1,772.73

for a death benefit of:	$24,227.27

The MAV Death Benefit, calculated as the greatest of these three values, which is the MAV:	$24,227.27

Example — 5-Year MAV Death Benefit

Assumptions:

•	You purchase the contract with a payment of $25,000.

•	On the fifth contract anniversary the contract value grows to $26,000.

•	During the sixth contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender (including surrender charge), leaving a contract value at $20,500.

We calculate the 5-Year MAV death benefit, which is based on the greater of three values, as follows:
1. Contract value at death:	$20,500.00

2. Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$25,000.00
minus adjusted partial surrenders, calculated as:

$1,500 × $25,000 $22,000 =	–1,704.55

for a death benefit of:	$23,295.45

3. The 5-Year MAV immediately preceding the date of death:
Greatest of your contract anniversary values:	$26,000.00
plus purchase payments made since the prior anniversary:	+0.00
minus adjusted partial surrenders, calculated as:

$1,500 × $26,000 $22,000 =	–1,772.73

for a death benefit of:	$24,227.27

The 5-Year MAV Death Benefit, calculated as the greatest of these three values, which is the 5-Year MAV:	$24,227.27

 92  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Example — Enhanced Death Benefit

Assumptions:

•	You purchase the contract with a payment of $25,000 with $5,000 allocated to the regular fixed account and $20,000 allocated to the subaccounts; and

•	on the first contract anniversary the regular fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

•	During the second contract year the regular fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

The death benefit, which is based on the greatest of four values, is calculated as follows:
1. Contract value at death:	$22,800.00

2. Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$25,000.00
minus adjusted partial surrenders, calculated as:

$1,500 × $25,000 $24,300 =	–1,543.21

for a death benefit of:	$23,456.79

3. The MAV on the anniversary immediately preceding the date of death:
The MAV on the immediately preceding anniversary:	$25,000.00
plus purchase payments made since that anniversary:	+0.00
minus adjusted partial surrenders made since that anniversary, calculated as:

$1,500 × $25,000 $24,300 =	–1,543.21

for a MAV Death Benefit of:	$23,456.79

4. The 5% accumulation death benefit floor:
The variable account floor on the first contract anniversary calculated as: 1.05 × $20,000 =	$21,000.00
plus amounts allocated to the subaccounts since that anniversary:	+0.00
minus the 5% accumulation death benefit floor adjusted partial surrender from the subaccounts, calculated as:

$1,500 × $21,000 $19,000 =	–1,657.89

variable account floor benefit:	$19,342.11
plus the regular fixed account value:	+5,300.00

5% accumulation death benefit floor (value of the regular fixed account and the variable account floor):	$24,642.11

Enhanced Death Benefit, calculated as the greatest of these four values, which is the 5% accumulation death benefit floor:	$24,642.11

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 93

Example — 5% Accumulation Death Benefit

Assumptions:

•	You purchase the contract with a payment of $25,000 with $5,000 allocated to the regular fixed account and $20,000 allocated to the subaccounts; and

•	on the first contract anniversary the regular fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

•	During the second contract year the regular fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

The death benefit, which is based on the greatest of three values, is calculated as follows:
1. Contract value at death:	$22,800.00

2. Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$25,000.00
minus adjusted partial surrenders, calculated as:

$1,500 × $25,000 $24,300 =	–1,543.21

for a death benefit of:	$23,456.79

3. The 5% accumulation death benefit floor:
The variable account floor on the first contract anniversary, calculated as: 1.05 × $20,000 =	$21,000.00
plus amounts allocated to the subaccounts since that anniversary:	+0.00
minus the 5% accumulation death benefit floor adjusted partial surrender from the subaccounts, calculated as:

$1,500 × $21,000 $19,000 =	–1,657.89

variable account floor benefit:	$19,342.11
plus the regular fixed account account value:	+5,300.00

5% accumulation death benefit floor (value of the regular fixed account and the variable account floor):	$24,642.11

The 5% Accumulation Death Benefit, calculated as the greatest of these three values, which is the 5% accumulation death benefit floor:	$24,642.11

 94  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Example — Benefit Protector

Assumptions:

•	You purchase the contract with a payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the Benefit Protector.

•	During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

•	On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

MAV death benefit amount (contract value):	$110,000
plus the Benefit Protector which equals 40% of earnings at death (MAV death benefit amount minus remaining purchase payments):
0.40 × ($110,000 – $100,000) =	+4,000

Total death benefit of:	$114,000

•	On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

MAV death benefit amount (maximum anniversary value):	$110,000
plus the Benefit Protector (40% of earnings at death):
0.40 × ($110,000 – $100,000) =	+4,000

Total death benefit of:	$114,000

•	During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $48,025. We calculate remaining purchase payments as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

$110,000 – ($50,000 × $110,000)
$105,000 =	$57,619
plus the Benefit Protector (40% of earnings at death):
0.40 × ($57,619 – $55,000) =	+1,048

Total death benefit of:	$58,667

•	On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.

•	On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of remaining purchase payments that are one or more years old. The death benefit equals:

MAV death benefit amount (contract value):	$200,000
plus the Benefit Protector (40% of earnings at death)
0.40 × 2.50 × ($55,000) =	+55,000

Total death benefit of:	$255,000

•	During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

MAV death benefit amount (contract value):	$250,000
plus the Benefit Protector (40% of earnings at death)
0.40 × 2.50 × ($55,000) =	+55,000

Total death benefit of:	$305,000

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 95

•	During the eleventh contract year the contract value remains $250,500 and the “new” purchase payment is now one year old. The value of the Benefit Protector changes. The death benefit equals:

MAV death benefit amount (contract value):	$250,500
plus the Benefit Protector which equals 40% of earnings at death (the standard death benefit amount minus remaining purchase payments):
0.40 × ($250,500 – $105,000) =	+58,200

Total death benefit of:	$308,700

Example — Benefit Protector Plus

Assumptions:

•	You purchase the contract with an exchange purchase payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the Benefit Protector Plus.

•	During the first contract year the contract value grows to $105,000. The death benefit on equals the standard death benefit amount, which is the contract value, or $104,000. You have not reached the first contract anniversary so neither the Benefit Protector Plus Part I nor Part II provides any additional benefit at this time.

•	On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus Part II does not provide any additional benefit at this time. The death benefit equals:

MAV death benefit amount (contract value):	$110,000
plus the Benefit Protector Plus Part I which equals 40% of earnings at death (the MAV death benefit amount minus remaining purchase payments):
0.40 × ($110,000 – $100,000) =	+4,000

Total death benefit of:	$114,000

•	On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

MAV death benefit amount (maximum anniversary value):	$110,000
plus the Benefit Protector Plus Part I (40% of earnings at death):
0.40 × ($110,000 – $100,000) =	+4,000
plus the Benefit Protector Plus Part II which in the third contract year equals 10% of exchange purchase payments identified at issue and not previously surrendered: 0.10 × $100,000 =	+10,000

Total death benefit of:	$124,000

•	During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value.

Altogether, we will surrender $50,000 and pay you $47,235. We calculate remaining purchase payments as $100,000 — $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
$110,000 – ($50,000 × $110,000)
$105,000 =	$57,619

plus the Benefit Protector Plus Part I (40% of earnings at death):
0.40 × ($57,619 – $55,000) =	+1,048
plus the Benefit Protector Plus Part II which in the third contract year equals 10% of exchange purchase payments identified at issue and not previously surrendered:
0.10 × $55,000 =	+5,500

Total death benefit of:	$64,167

•	On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $64,167. The reduction in contract value has no effect.

 96  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

•	On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of remaining purchase payments that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit equals:

MAV death benefit amount (contract value):	$200,000
plus the Benefit Protector Plus Part I (40% of earnings at death)
.40 × (2.50 × $55,000) =	+55,000
plus the Benefit Protector Plus Part II which after the fourth contract year equals 20% of exchange purchase payments identified at issue and not previously surrendered:
0.20 × $55,000 =	+11,000

Total death benefit of:	$266,000

•	During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on either the Benefit Protector Plus Part I or Benefit Protector PlusPart II. The death benefit equals:

MAV death benefit amount (contract value):	$250,000
plus the Benefit Protector Plus Part I (40% of earnings at death)
.40 × (2.50 × $55,000) =	+55,000
plus the Benefit Protector Plus Part II, which after the fourth contract year equals 20% of exchange purchase payments identified at issue and not previously surrendered:
0.20 × $55,000 =	+11,000

Total death benefit of:	$316,000

•	During the eleventh contract year the contract value remains $250,500 and the “new” purchase payment is now one year old. The value of the Benefit Protector PlusPart I changes but the value of the Benefit Protector Plus Part II remains constant. The death benefit equals:

MAV death benefit amount (contract value):	$250,500
plus the Benefit Protector PlusPart I which equals 40% of earnings at death (the MAV death benefit minus remaining purchase payments):
0.40 × ($250,500 – $105,000) =	+58,200
plus the Benefit Protector Plus Part II, which after the fourth contract year equals 20% of exchange purchase payments identified at issue and not previously surrendered:
0.20 × $55,000 =	+11,000

Total death benefit of:	$319,700

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 97

Appendix E: Example — Optional Living Benefits

The purpose of this appendix is to illustrate the operation of various optional living benefit riders.

In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.

These examples are intended to show how the optional riders operate, and do not take into account whether a particular optional rider is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.

Example — SecureSource 3 Riders

Assumptions:

•	You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.

•	You are the sole owner and also the annuitant. You are age 61.

•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual Step-ups are indicated in bold.

Contract			Assumed						Benefit				Lifetime
Duration	Purchase	Partial	Contract						Determining				Payment
in Years	Payments	Withdrawals	Value	CB		BB		WAB	Percentage	PBG	ALP	RALP	Percentage

At Issue	100,000	NA	100,000	100,000		100,000		100,000	0.0%	100,000	4,500	4,500	4.50%

1	—	—	98,000	100,000		106,000		106,000	7.5%	100,000	4,770	4,770	4.50%

2	—	—	105,000	100,000		112,000		112,000	6.3%	105,000	5,040	5,040	4.50%

3	—	—	120,000	120,000	(1)	120,000		120,000	0.0%	120,000	5,400	5,400	4.50%

3.5	—	5,400	114,600	120,000		120,000		114,600	0.0%	114,600	5,400	—	4.50%

4	—	—	115,000	120,000		120,000	(2)	115,000	0.0%	115,000	5,400	5,400	4.50%

5	—	—	110,000	120,000		127,200		121,900	9.8%	115,000	5,724	5,724	4.50%

6	—	—	140,000	140,000		140,000		140,000	0.0%	140,000	7,700	7,700	5.50%	(3)

7	—	—	120,000	140,000		148,400		148,400	19.1%	140,000	8,162	8,162	5.50%

7.5	—	10,000	110,000	137,699		145,961	(4)	136,033	19.1%	129,671	8,028	—	5.50%

8	—	—	105,000	137,699		145,961		136,033	22.8%	129,671	7,298	7,298	5.00%	(5)

9	—	—	116,000	137,699		154,223		143,733	19.3%	129,671	8,482	8,482	5.50%

(1)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(2)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(3)	Because the annual step-up increased the BB on the anniversary and the covered person’s attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4)	The $10,000 withdrawal is greater than the $8,162 RALP allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in “Lifetime Benefit Description — Determination of Adjustment of Benefit Values”.
(5)	The Lifetime Payment Percentage does not include the 0.50% Income Bonus when the Benefit Determining Percentage is 20% or more.

 98  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Example — Accumulation Protector Benefit

The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

•	You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000.

•	You make no additional purchase payments.

•	You do not exercise the elective step-up option

					Hypothetical
	Partial Surrender	MCAV Adjustment		Accumulation	Assumed
End of	(beginning of	for Partial		Benefit	Contract
Contract Year	year)	Surrender	MCAV	Amount	Value

1	0	0	100,000	0	110,000

2	0	0	115,200	0	128,000

3	0	0	121.500	0	135,000

4	0	0	121,500	0	118,000

5	0	0	121,500	0	100,000

6	2,000	2,430	119,070	0	122,000

7	0	0	126,000	0	140,000

8	0	0	126,000	0	130.000

9	5,000	4,846	121,154	0	110,000

10	0	0	121,154	16,154	105,000

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 99

Appendix F: Additional RMD Disclosure

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource 3 riders to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days’ written notice to you.

For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:

(1) Each calendar year, if your ALERMDA is greater than the ALP.

•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of ALP.

•	The LABA will be reduced by the total of the amount that each withdrawal in the current calendar year exceeds the RALP at the time of each withdrawal, but shall not be reduced to less than zero.

•	Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

•	Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource 3 rider.

The ALERMDA is:

(1) determined by us each calendar year;

(2)	based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;

(3) based on the value of this contract alone on the date it is determined;

(4) based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code ; and

(5)	based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder as applicable on the effective date of this prospectus, to:

1. IRAs under Section 408(b) of the Code;

2. Roth IRAs under Section 408A of the Code;

3. SIMPLE IRAs under Section 408(p) of the Code;

4. Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;

5. Custodial and investment only plans under section 401(a) of the Code;

6. TSAs under Section 403(b) of the Code.

In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RALP amount and may result in the reduction of your guaranteed values as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.

Please consult your tax advisor about the impact of these rules prior to purchasing SecureSource 3 riders.

 100  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Appendix G: Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount representing the lowest and highest total annual variable account expense combinations for each contract. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2013. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.

Variable account charges of 0.95% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	791	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.16	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.33	$1.16	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	589	267	93	2	—	—	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,655	—	—	—	—	—	—	—	—	—

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29	$1.14
Accumulation unit value at end of period	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	29,234	31,529	36,454	41,940	48,731	56,747	81,683	93,343	95,710	71,318

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,699	3,226	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.34	$1.18	$1.16	$1.04	$0.85	$1.22	$1.21	$1.07	$1.04	$0.96
Accumulation unit value at end of period	$1.61	$1.34	$1.18	$1.16	$1.04	$0.85	$1.22	$1.21	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	33,040	33,359	39,535	45,791	55,353	51,095	74,966	74,221	77,525	74,540

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,954	1,172	825	694	—	—	—	—	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	150	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,048	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	428	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.14	$1.07	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,271	6,013	3,544	836	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.14	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.61	$1.28	$1.14	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,248	1,392	844	229	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,137	—	—	—	—	—	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 101

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$0.95	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.14	$0.95	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,910	1,839	1,102	414	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.13	$1.08	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,699	2,020	1,190	353	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.29	$1.13	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,568	2,838	1,107	225	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.13	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.28	$1.13	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,891	1,475	587	160	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.19	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.20	$1.03	$1.19	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	889	446	166	44	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.16	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.38	$1.16	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,074	553	92	23	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.26	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.42	$1.26	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	553	251	40	9	—	—	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.07	$1.02	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,142	1,603	889	432	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,356	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98,193	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	541,712	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,279,309	956,051	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,266	9,260	12,277	16,307	20,723	26,849	22,702	32,712	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.27	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.17	$1.07	$1.27	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	384	92	91	19	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.26	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.34	$1.14	$1.26	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,383	354	215	50	—	—	—	—	—	—

 102  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	707	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$1.04	$0.91	$0.91	$0.80	$0.64	$1.03	$0.99	$0.86	$0.84	$0.77
Accumulation unit value at end of period	$1.36	$1.04	$0.91	$0.91	$0.80	$0.64	$1.03	$0.99	$0.86	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	38,404	40,265	46,053	55,090	65,626	73,795	92,416	104,302	122,070	117,372

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.17	$1.20	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.37	$1.17	$1.20	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	533	91	52	32	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.15	$1.27	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.97	$1.34	$1.15	$1.27	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	564	193	81	47	—	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.05	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,947	3,269	1,394	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,116	1,594	1,177	498	—	—	—	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,629	2,284	—	—	—	—	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	76,647	84,137	102,175	120,336	167,696	237,020	166,815	127,364	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57	$1.27
Accumulation unit value at end of period	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	43,257	50,560	63,182	76,313	106,479	136,525	156,364	174,833	157,678	117,171

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,729	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,629	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17	$1.04
Accumulation unit value at end of period	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	20,113	22,778	27,767	33,994	39,361	47,292	65,658	63,662	50,166	33,241

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$2.82	$2.40	$2.52	$1.98	$1.55	$2.34	$2.42	$2.09	$1.94	$1.58
Accumulation unit value at end of period	$3.80	$2.82	$2.40	$2.52	$1.98	$1.55	$2.34	$2.42	$2.09	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	12,772	14,443	18,246	22,799	28,730	36,256	46,935	55,078	55,521	44,541

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,007	—	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,139	—	—	—	—	—	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 103

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,339	—	—	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,772	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,944	60	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,102	10,929	13,639	18,753	168,562	128,192	72,177	—	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,416	—	—	—	—	—	—	—	—	—

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18	$0.91
Accumulation unit value at end of period	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	22,161	24,763	28,483	30,235	35,891	43,832	51,479	45,869	35,163	18,264

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,523	7,547	11,091	11,306	12,049	11,266	9,199	17,529	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.14	$1.19	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.25	$1.14	$1.19	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	362	191	137	12	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.62	$1.35	$1.49	$1.30	$0.94	$1.59	$1.51	$1.30	$1.15	$1.00
Accumulation unit value at end of period	$2.03	$1.62	$1.35	$1.49	$1.30	$0.94	$1.59	$1.51	$1.30	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	13,330	14,055	16,697	18,638	21,263	24,950	32,187	34,962	20,721	6,121

Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.57	$1.40	$1.41	$1.24	$1.06	$1.25	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.55	$1.57	$1.40	$1.41	$1.24	$1.06	$1.25	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	106,841	136,644	159,925	193,872	350,910	395,298	360,480	226,000	94,657	11,924

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.59	$1.36	$1.41	$1.16	$0.85	$1.39	$1.42	$1.25	$1.15	$1.00
Accumulation unit value at end of period	$2.21	$1.59	$1.36	$1.41	$1.16	$0.85	$1.39	$1.42	$1.25	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	8,651	8,534	9,937	12,889	15,634	18,861	23,107	22,606	12,037	4,085

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40,275	51,223	49,462	49,921	127,629	131,661	82,318	76,067	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,373	1,076	—	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,683	—	—	—	—	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	856	—	—	—	—	—	—	—	—	—

 104  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	205,762	177,549	153,074	45,018	—	—	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.06	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,882	1,851	479	120	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,428	—	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.11	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.16	$1.11	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,568	1,542	739	310	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.03	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.24	$1.03	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,717	1,263	833	244	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.21	$1.29	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.44	$1.21	$1.29	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,833	836	553	149	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.14	$1.07	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	134,759	211,589	152,207	39,107	—	—	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$0.94	$1.18	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.09	$0.94	$1.18	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,071	459	359	89	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.12	$1.06	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,938	1,624	1,214	172	—	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	408	—	—	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.20	$1.24	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.32	$1.20	$1.24	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	771	700	442	57	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.16	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.22	$1.07	$1.16	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,496	533	369	28	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.06	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	762	1,027	678	437	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.19	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.38	$1.20	$1.19	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	663	328	156	46	—	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.19	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.34	$1.19	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	432	162	101	15	—	—	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 105

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.14	$1.16	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.31	$1.14	$1.16	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,292	425	287	33	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.19	$1.09	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,372,194	1,323,161	1,036,629	372,331	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.21	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	755,350	671,792	586,675	199,756	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	370,454	457,930	335,257	125,196	—	—	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.07	$1.20	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.38	$1.07	$1.20	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,042	906	442	140	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.20	$1.17	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.35	$1.20	$1.17	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,032	618	230	26	—	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.22	$1.23	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.37	$1.22	$1.23	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	298	177	51	6	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.27	$1.29	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.93	$1.40	$1.27	$1.29	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	536	295	193	10	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.16	$1.23	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.31	$1.16	$1.23	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	748	447	224	132	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.01	$1.17	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.01	$1.17	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	635	123	59	6	—	—	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	—	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.11	$1.16	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.22	$1.11	$1.16	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	655	445	380	103	—	—	—	—	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.04	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	549	756	268	35	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.23	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.32	$1.14	$1.23	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	857	588	340	45	—	—	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.02	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$1.02	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	613	308	172	74	—	—	—	—	—	—

 106  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13	$0.97
Accumulation unit value at end of period	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	9,027	10,721	13,842	9,802	11,212	13,585	18,131	21,391	25,313	25,983

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91	$0.81
Accumulation unit value at end of period	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	8,750	10,201	12,890	18,266	20,853	19,000	23,653	17,655	14,334	16,103

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	770	—	—	—	—	—	—	—	—	—

Variable account charges of 1.30% of the daily net assets of the variable account.
Year ended Dec. 31,			2013	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period			$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period			$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)			412	—	—	—	—	—	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period			$1.17	$1.02	$1.07	$0.99	$0.73	$1.23	$1.09	$1.00
Accumulation unit value at end of period			$1.58	$1.17	$1.02	$1.07	$0.99	$0.73	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)			814	630	485	344	242	206	102	23

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period			$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period			$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)			742	—	—	—	—	—	—	—

American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period			$1.16	$1.03	$1.03	$0.93	$0.78	$1.08	$1.16	$1.00
Accumulation unit value at end of period			$1.51	$1.16	$1.03	$1.03	$0.93	$0.78	$1.08	$1.16
Number of accumulation units outstanding at end of period (000 omitted)			3,201	3,226	2,947	2,972	3,160	2,591	2,786	903

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period			$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period			$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)			2,067	295	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period			$1.21	$1.08	$1.07	$0.96	$0.78	$1.13	$1.13	$1.00
Accumulation unit value at end of period			$1.46	$1.21	$1.08	$1.07	$0.96	$0.78	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)			3,300	1,982	2,107	2,324	2,917	622	930	225

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period			$0.97	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period			$0.96	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)			1,680	811	166	397	—	—	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period			$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period			$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)			21	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period			$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period			$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)			406	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period			$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period			$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)			8	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period			$1.13	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period			$1.09	$1.13	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)			3,775	4,315	671	239	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 107

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.27	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,365	456	88	12	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	139	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,157	788	256	111	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	762	474	133	119	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,077	1,312	219	41	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.27	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,341	426	105	26	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	238	197	165	84	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	405	96	45	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	300	62	1	—	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	859	471	294	154	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,528	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,067	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31,656	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	349,573	238,831	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$1.06	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.26	$1.06	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,439	1,472	1,680	2,130	2,414	2,757	2,052	3,503

 108  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	214	73	60	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.33	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	453	113	62	1	—	—	—	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	407	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.54	$1.18	$1.04	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,371	1,317	1,085	1,006	911	1,062	1,259	361

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.36	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	450	171	65	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$1.33	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	247	70	21	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,098	1,556	296	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	331	269	187	66	—	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	808	562	—	—	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.22	$1.06	$1.11	$0.96	$0.72	$1.27	$1.10	$1.00
Accumulation unit value at end of period	$1.57	$1.22	$1.06	$1.11	$0.96	$0.72	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	9,784	10,025	10,542	11,951	26,262	55,331	38,145	14,254

Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.14	$1.29	$1.02	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.73	$1.29	$1.14	$1.29	$1.02	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	4,905	4,805	5,555	6,949	23,688	36,142	18,414	5,441

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	451	—	—	—	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,174	—	—	—	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.37	$1.09	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3,165	3,381	4,076	4,866	5,084	5,780	6,302	2,030

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.24	$1.06	$1.12	$0.89	$0.69	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.67	$1.24	$1.06	$1.12	$0.89	$0.69	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,708	1,505	1,730	1,829	1,834	2,047	2,059	1,064

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 109

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,027	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,124	—	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,461	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	199	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	5	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.33	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	1,287	1,514	1,713	2,336	80,099	57,559	35,017	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	436	—	—	—	—	—	—	—

MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.65	$1.48	$1.41	$1.26	$0.96	$1.56	$1.24	$1.00
Accumulation unit value at end of period	$1.96	$1.65	$1.48	$1.41	$1.26	$0.96	$1.56	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	3,269	3,682	3,758	3,729	4,001	3,917	3,235	1,005

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.36	$1.27	$1.39	$1.06	$0.69	$1.31	$1.08	$1.00
Accumulation unit value at end of period	$1.85	$1.36	$1.27	$1.39	$1.06	$0.69	$1.31	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	895	1,061	1,364	1,265	1,329	1,340	1,013	2,328

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.13	$0.93	$0.72	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.60	$1.18	$1.08	$1.13	$0.93	$0.72	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	141	125	131	209	165	155	142	29

Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.22	$1.02	$1.13	$0.99	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.52	$1.22	$1.02	$1.13	$0.99	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,770	1,487	1,548	1,898	1,750	1,612	1,649	663

Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.45	$1.29	$1.30	$1.15	$0.98	$1.17	$1.08	$1.00
Accumulation unit value at end of period	$1.42	$1.45	$1.29	$1.30	$1.15	$0.98	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	12,312	17,181	20,543	24,561	104,395	90,372	69,486	12,934

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.04	$1.07	$0.88	$0.65	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.67	$1.20	$1.04	$1.07	$0.88	$0.65	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,567	1,572	1,536	1,853	1,891	1,925	2,045	715

PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.27	$1.26	$1.13	$0.95	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.42	$1.44	$1.27	$1.26	$1.13	$0.95	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	5,512	6,952	6,150	6,043	48,834	54,964	38,718	12,825

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	260	129	—	—	—	—	—	—

 110  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	193	—	—	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,758	11,659	7,924	2,155	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	513	595	38	24	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	208	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	641	748	176	117	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	815	533	119	36	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	529	387	99	9	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34,450	36,267	23,540	9,822	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	381	124	56	18	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,859	759	232	55	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	261	275	114	14	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	381	168	27	42	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	505	545	67	16	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 111

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.73	$1.37	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	217	171	12	41	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.33	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	222	248	33	40	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.30	$1.14	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	380	161	84	3	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159,138	125,044	89,953	39,307	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69,594	55,799	42,475	20,188	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56,872	57,701	40,844	16,388	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.07	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.37	$1.07	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	583	448	153	56	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.34	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	362	319	97	3	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	128	210	56	2	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	118	55	13	51	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	81	8	4	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	217	168	18	1	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	223	135	68	53	—	—	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	249	256	21	13	—	—	—	—

 112  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.31	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	345	255	48	6	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	118	80	38	41	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.23	$1.01	$0.69	$1.17	$1.11	$1.00
Accumulation unit value at end of period	$1.69	$1.31	$1.15	$1.23	$1.01	$0.69	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	991	1,090	1,313	354	325	296	211	37

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.40	$1.32	$1.40	$1.12	$0.74	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$2.08	$1.40	$1.32	$1.40	$1.12	$0.74	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,042	969	1,008	1,248	1,279	1,063	968	178

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	230	—	—	—	—	—	—	—

Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95	—	—	—	—	—	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.01	$1.06	$0.98	$0.73	$1.22	$1.09	$1.00
Accumulation unit value at end of period	$1.56	$1.16	$1.01	$1.06	$0.98	$0.73	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	66	204	65	21	25	50	38	4

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	141	—	—	—	—	—	—	—

American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.03	$0.92	$0.78	$1.08	$1.16	$1.00
Accumulation unit value at end of period	$1.49	$1.15	$1.02	$1.03	$0.92	$0.78	$1.08	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	960	914	1,036	1,001	881	939	802	213

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	438	37	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.06	$0.95	$0.78	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.44	$1.20	$1.07	$1.06	$0.95	$0.78	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	918	518	547	809	907	375	619	350

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	402	262	101	—	—	—	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	—	—	—	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 113

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.13	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	379	538	322	30	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.26	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	296	137	59	31	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	152	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.12	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	218	105	94	53	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	200	195	80	23	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	473	343	122	52	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.26	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,199	210	120	29	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	27	35	12	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	44	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	25	9	—	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.06	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	531	605	129	30	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	807	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,147	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,515	—	—	—	—	—	—	—

 114  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,152	5,776	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$0.90	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.24	$1.05	$0.90	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	260	247	399	496	668	887	819	748

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	19	7	1	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.32	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	26	12	13	—	—	—	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	229	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.52	$1.17	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	538	502	397	470	728	476	499	10

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.35	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	47	17	14	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.14	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.94	$1.33	$1.14	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	350	177	95	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	179	172	202	144	—	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	10	—	—	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.21	$1.05	$1.10	$0.95	$0.71	$1.27	$1.09	$1.00
Accumulation unit value at end of period	$1.56	$1.21	$1.05	$1.10	$0.95	$0.71	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2,772	2,690	2,701	3,123	4,857	9,818	8,451	3,216

Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.27	$1.13	$1.29	$1.01	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.71	$1.27	$1.13	$1.29	$1.01	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	988	1,110	1,256	1,724	3,813	6,011	4,186	1,152

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	311	—	—	—	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	361	—	—	—	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 115

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$0.96	$0.99	$0.90	$0.72	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.37	$1.08	$0.96	$0.99	$0.90	$0.72	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	626	902	1,011	1,148	1,338	1,691	1,979	485

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.23	$1.06	$1.12	$0.88	$0.69	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.66	$1.23	$1.06	$1.12	$0.88	$0.69	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	367	401	462	700	717	685	602	232

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	510	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	620	—	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	713	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	187	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	5	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	366	519	591	593	9,009	7,617	5,761	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	300	—	—	—	—	—	—	—

MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.64	$1.47	$1.40	$1.25	$0.95	$1.56	$1.24	$1.00
Accumulation unit value at end of period	$1.94	$1.64	$1.47	$1.40	$1.25	$0.95	$1.56	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	859	903	953	901	892	1,003	1,091	467

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.35	$1.26	$1.38	$1.06	$0.68	$1.30	$1.08	$1.00
Accumulation unit value at end of period	$1.83	$1.35	$1.26	$1.38	$1.06	$0.68	$1.30	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	198	214	203	159	215	268	387	397

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.12	$0.93	$0.72	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.58	$1.17	$1.07	$1.12	$0.93	$0.72	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	76	26	35	32	59	84	42	5

Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.01	$1.12	$0.98	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.51	$1.20	$1.01	$1.12	$0.98	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	600	520	588	662	679	693	779	266

Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.43	$1.28	$1.29	$1.14	$0.98	$1.16	$1.08	$1.00
Accumulation unit value at end of period	$1.41	$1.43	$1.28	$1.29	$1.14	$0.98	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4,997	6,210	7,215	8,228	20,034	21,803	18,995	3,974

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.07	$0.88	$0.65	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.65	$1.19	$1.03	$1.07	$0.88	$0.65	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	247	249	302	320	266	350	487	231

 116  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.43	$1.26	$1.26	$1.13	$0.94	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.41	$1.43	$1.26	$1.26	$1.13	$0.94	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,857	3,141	2,838	2,685	7,054	9,430	7,577	2,481

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	144	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	345	—	—	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,713	4,970	5,014	476	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	32	—	12	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	89	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.10	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.14	$1.10	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	222	353	119	34	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	111	108	73	59	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.42	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	68	54	56	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,283	18,372	12,111	3,775	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$0.93	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.07	$0.93	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	22	12	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,223	353	288	94	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	11	10	—	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 117

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	19	23	34	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	225	139	57	51	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.36	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	59	3	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.32	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	1	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.13	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.73	$1.30	$1.13	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	158	73	57	25	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	79,491	67,842	58,637	23,094	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33,555	32,489	29,585	7,132	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26,092	26,691	21,112	8,769	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.06	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.36	$1.06	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	131	35	22	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.19	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.34	$1.19	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	104	64	51	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	15	3	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	—	1	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.29	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	14	3	1	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.00	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.19	$1.00	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	1	—	—	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—	—	—	—	—	—

 118  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.20	$1.10	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	72	31	12	13	—	—	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.04	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	179	280	27	13	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.30	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	18	12	22	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	51	26	25	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.23	$1.00	$0.69	$1.17	$1.11	$1.00
Accumulation unit value at end of period	$1.67	$1.30	$1.14	$1.23	$1.00	$0.69	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	181	293	534	70	55	67	86	9

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.39	$1.31	$1.39	$1.11	$0.74	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$2.06	$1.39	$1.31	$1.39	$1.11	$0.74	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	301	335	344	388	377	334	363	74

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	—	—	—	—	—	—	—

Variable account charges of 1.50% of the daily net assets of the variable account.
Year ended Dec. 31,							2013	2012

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period							$1.00	—
Accumulation unit value at end of period							$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)							3	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period							$0.99	$1.00
Accumulation unit value at end of period							$1.33	$0.99
Number of accumulation units outstanding at end of period (000 omitted)							429	210

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period							$1.00	—
Accumulation unit value at end of period							$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)							39	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period							$1.04	$1.00
Accumulation unit value at end of period							$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)							335	13

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period							$1.02	$1.00
Accumulation unit value at end of period							$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)							234	104

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period							$1.04	$1.00
Accumulation unit value at end of period							$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)							249	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period							$0.99	$1.00
Accumulation unit value at end of period							$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)							844	64

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 119

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	12	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.00	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	191	95

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,684	68

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	22	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.02	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	296	66

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	139	87

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	678	51

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,040	60

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.28	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	222	6

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	96	34

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.30	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	47	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	245	302

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	138	—

 120  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	219	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	611	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	18,509	9,409

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	94	14

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	21	1

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.41	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	455	40

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.33	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	181	32

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.39	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	72	32

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	11	7

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	382	235

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	189	159

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	147	75

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	678	66

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.35	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	172	9

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 121

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	61	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	87	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	48	36

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	161	30

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	75	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	102	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	103	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	193	—

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	59	3

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	688	66

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.00
Accumulation unit value at end of period	$1.25	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	73	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	36	5

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.00
Accumulation unit value at end of period	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	101	—

 122  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	52	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	171	43

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	521	350

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	90	25

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	16	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	34	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.22	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	821	8

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$0.98	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	25	24

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	106	79

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	230	76

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.36	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	41	16

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,053	616

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	46	5

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	494	95

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 123

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	12	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	72	15

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	137	17

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	64	38

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.27	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	372	27

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.24	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	17	6

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	227	39

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	16,382	5,878

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	6,261	1,516

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5,751	2,391

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.00
Accumulation unit value at end of period	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	236	26

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	175	73

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	59	26

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	26	3

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	35	3

 124  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,			2013	2012

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period			$1.09	$1.00
Accumulation unit value at end of period			$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)			105	26

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period			$1.00	—
Accumulation unit value at end of period			$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)			2	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period			$0.99	$1.00
Accumulation unit value at end of period			$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)			232	6

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period			$1.00	$1.00
Accumulation unit value at end of period			$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)			66	41

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period			$1.04	$1.00
Accumulation unit value at end of period			$1.39	$1.04
Number of accumulation units outstanding at end of period (000 omitted)			105	3

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period			$1.00	$1.00
Accumulation unit value at end of period			$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)			84	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period			$1.01	$1.00
Accumulation unit value at end of period			$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)			40	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period			$0.93	$1.00
Accumulation unit value at end of period			$1.38	$0.93
Number of accumulation units outstanding at end of period (000 omitted)			134	37

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period			$1.00	—
Accumulation unit value at end of period			$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)			—	—

Variable account charges of 1.75% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.76	$1.31	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	114	26	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 125

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.07	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.56	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	10	10	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.07	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	19	11	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.01	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.29	$1.25	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	10	12	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.72	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	14	14	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	9	9	—	—

 126  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	209	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,625	3,534	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.37	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.05	$1.27	$1.00
Accumulation unit value at end of period	$1.48	$1.15	$1.05	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.78	$1.31	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.72	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.82	$1.34	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.98	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	1	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 127

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.68	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	9	1	—	—

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.53	$1.22	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.91	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	14	3	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—

 128  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.58	$1.26	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.87	$1.35	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	72	2	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	426	38	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.09	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.14	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	19	2	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	16	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.13	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,246	1,009	154	139

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 129

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.25	$1.06	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3	29	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.70	$1.35	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	20	6	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.71	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,585	1,300	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,730	56	35	32

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.21	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	5,181	3,281	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.37	$1.35	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

 130  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.88	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.70	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.50	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.03	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.72	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$1.87	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable account charges of 1.90% of the daily net assets of the variable account.
Year ended Dec. 31,			2013	2012

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period			$1.00	—
Accumulation unit value at end of period			$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)			—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period			$0.98	$1.00
Accumulation unit value at end of period			$1.32	$0.98
Number of accumulation units outstanding at end of period (000 omitted)			—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period			$1.00	—
Accumulation unit value at end of period			$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)			—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 131

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	20	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	10	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	37	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.00
Accumulation unit value at end of period	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	26	—

 132  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.29	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.01	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	54	71

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.38	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.47	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 133

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	75	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.34	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.32	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.42	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	6	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	54	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.28	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 134  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$0.92	$1.00
Accumulation unit value at end of period	$1.25	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.35	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.00
Accumulation unit value at end of period	$1.34	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.41	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$0.93	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$0.96	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	127

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 135

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.35	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	634	510

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	60	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.91	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.26	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.23	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	71	20

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	25	35

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	184	213

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.00
Accumulation unit value at end of period	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 136  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.35	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.38	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.00
Accumulation unit value at end of period	$1.37	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 137

Table of Contents of the Statement of Additional Information

Calculating Annuity Payouts	p. 3

Rating Agencies	p. 4

Revenues Received During Calendar Year 2013	p. 4

Principal Underwriter	p. 5

Independent Registered Public Accounting Firm	p. 5

Condensed Financial Information (Unaudited)	p. 6

Financial Statements

 138  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919

RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.
Both companies are affiliated with Ameriprise Financial Services, Inc.

©2008-2014 RiverSource Life Insurance Company. All rights reserved.
S-6515 D (5/14)

PART B.

STATEMENT OF ADDITIONAL INFORMATION
FOR

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY®

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR SELECT®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR 4 SELECT®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS®
VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY
(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY
(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY
(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® FLEXIBLE PORTFOLIO ANNUITY

RIVERSOURCE® RETIREMENT GROUP ANNUITY CONTRACT I

RIVERSOURCE® RETIREMENT GROUP ANNUITY CONTRACT II

RIVERSOURCE VARIABLE ACCOUNT 10

May 1, 2014

RiverSource Variable Account 10 is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

This SAI contains financial information for all the subaccounts of RiverSource Variable Account 10. Not all subaccounts of RiverSource Variable Account 10 apply to your specific contract.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919

S-6325 P (5/14)

Table of Contents

Calculating Annuity Payouts	p. 3
Rating Agencies	p. 4
Revenues Received During Calendar Year 2013	p. 4
Principal Underwriter	p. 5
Independent Registered Public Accounting Firm	p. 5
Condensed Financial Information (Unaudited)	p. 6
Financial Statements

 2  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Calculating Annuity Payouts

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

•	determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

•	apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

•	the annuity unit value on the valuation date; by

•	the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

•	the net investment factor; and

•	the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

•	adding the fund’s current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

•	take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

•	using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  3

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, see “Debt & Ratings Information” under “Investors Relations” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com
Moody’s	www.moodys.com/insurance
Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s — Rates insurance companies for their financial strength.

Revenues Received During Calendar Year 2013

The following table shows the funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to RiverSource Life Insurance Company and its affiliates* in 2013. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.

Affiliated Funds**	$450,615,769
Fidelity® Variable Insurance Products	$9,133,237
Oppenheimer Variable Account Funds	$6,499,313
Invesco Variable Insurance Funds/Invesco Van Kampen Variable Insurance Funds	$5,552,758
Franklin® Templeton® Variable Insurance Products Trust	$3,281,818
American Century® Variable Portfolios, Inc.	$3,060,807
AllianceBernstein Variable Products Series Fund, Inc.	$2,911,899
Goldman Sachs Variable Insurance Trust	$2,653,268
MFS® Variable Insurance TrustSM	$2,615,431
Wells Fargo Variable Trust	$1,928,699
PIMCO Variable Insurance Trust	$1,770,719
Eaton Vance Variable Trust	$1,714,778
Janus Aspen Series	$1,351,103
Morgan Stanley Universal Institutional Funds, Inc.	$815,182
Putnam Variable Trust	$786,803
Credit Suisse Trust	$367,974
Royce Capital Fund	$231,725
Third Avenue Variable Series Trust	$199,715
Neuberger Berman Advisers Management Trust	$155,180
BlackRock Variable Series Funds, Inc.	$127,660
Calvert Variable Series, Inc.	$100,859
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund/Dreyfus Socially Responsible Growth Fund, Inc.	$90,009
Legg Mason Partners Variable Equity Trust/Legg Mason Partners Variable Income Trust	$86,611
DWS Variable Series II	$80,280
ALPS Variable Investment Trust	$21,575
Ivy Funds Variable Insurance Portfolios	$15,557
Van Eck VIP Trust	$3,259
Lincoln Variable Insurance Products Trust	$2,142
Lazard Retirement Series, Inc.	$2,133
JPMorgan Insurance Trust	$1,288

*	RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. are affiliates of RiverSource Life Insurance Company.

**	Affiliated Funds include funds offered under: Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II and Wanger Advisors Trust.

 4  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). RiverSource Distributors is not required to sell any specific number or dollar amount of securities, but will use its best efforts to sell the securities offered. The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with RiverSource Life and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life for the variable accounts in 2013 was $408,527,238, in 2012 was $375,557,164 and in 2011 was $411,317,776. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.

Independent Registered Public Accounting Firm

The consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2013 and December 31, 2012 and for each of the three years in the period ended December 31, 2013 and the financial statements of each of the divisions of RiverSource Variable Account 10 as of December 31, 2013 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2012 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP’s principal business address is 225 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  5

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 0.55% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.10	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14	$1.06	$1.00	—
Accumulation unit value at end of period	$1.34	$1.10	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	37	48	60	76	69	49	61	653	144	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.33	$1.14	$1.08	$0.97	$0.81	$1.37	$1.31	$1.13	$1.09	$0.98
Accumulation unit value at end of period	$1.79	$1.33	$1.14	$1.08	$0.97	$0.81	$1.37	$1.31	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	213	310	314	321	388	452	1,081	1,374	1,186	726

AllianceBernstein VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.57	$1.38	$1.72	$1.66	$1.24	$2.68	$2.55	$1.90	$1.64	$1.32
Accumulation unit value at end of period	$1.91	$1.57	$1.38	$1.72	$1.66	$1.24	$2.68	$2.55	$1.90	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	675	856	982	1,076	1,925	3,352	3,600	3,592	2,607	984

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	223	—	—	—	—	—	—	—	—	—

American Century VP International, Class I (09/15/1999)
Accumulation unit value at beginning of period	$1.34	$1.11	$1.27	$1.13	$0.85	$1.54	$1.32	$1.06	$0.94	$0.82
Accumulation unit value at end of period	$1.63	$1.34	$1.11	$1.27	$1.13	$0.85	$1.54	$1.32	$1.06	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	10	10	20	155	352	594	675

American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.47	$1.22	$1.39	$1.24	$0.93	$1.70	$1.45	$1.17	$1.04	$0.91
Accumulation unit value at end of period	$1.78	$1.47	$1.22	$1.39	$1.24	$0.93	$1.70	$1.45	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	141	48	48	65	263	286	389	365	314	127

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.18	$1.02	$1.04	$0.88	$0.68	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.53	$1.18	$1.02	$1.04	$0.88	$0.68	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	445	385	101	153	1,289	1,327	1,710	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00	$1.04	$1.00	—
Accumulation unit value at end of period	$1.65	$1.21	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	81	80	98	73	91	72	187	2,939	618	—

American Century VP Value, Class I (09/15/1999)
Accumulation unit value at beginning of period	$2.00	$1.76	$1.75	$1.55	$1.30	$1.79	$1.89	$1.61	$1.54	$1.35
Accumulation unit value at end of period	$2.63	$2.00	$1.76	$1.75	$1.55	$1.30	$1.79	$1.89	$1.61	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	132	108	249	232	259	524	578	747	1,037	1,067

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.68	$1.48	$1.47	$1.31	$1.10	$1.51	$1.61	$1.36	$1.31	$1.15
Accumulation unit value at end of period	$2.20	$1.68	$1.48	$1.47	$1.31	$1.10	$1.51	$1.61	$1.36	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	374	431	570	525	469	483	848	1,060	1,104	1,064

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	130	103	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (05/01/2000)
Accumulation unit value at beginning of period	$1.26	$1.14	$1.10	$0.99	$0.79	$1.16	$1.13	$1.05	$1.00	$0.93
Accumulation unit value at end of period	$1.47	$1.26	$1.14	$1.10	$0.99	$0.79	$1.16	$1.13	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2	5	6	6	10	24	21	18	5	54

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.27	$1.07	$1.06	$0.85	$0.60	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.86	$1.27	$1.07	$1.06	$0.85	$0.60	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	73	49	109	136	127	65	—	—	—

 6  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.41	$1.24	$1.22	$1.09	$0.88	$1.26	$1.25	$1.10	$1.06	$0.97
Accumulation unit value at end of period	$1.70	$1.41	$1.24	$1.22	$1.09	$0.88	$1.26	$1.25	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	428	363	580	634	733	602	372	459	623	257

Columbia Variable Portfolio – Cash Management Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.22	$1.23	$1.23	$1.24	$1.25	$1.22	$1.17	$1.13	$1.11	$1.11
Accumulation unit value at end of period	$1.21	$1.22	$1.23	$1.23	$1.24	$1.25	$1.22	$1.17	$1.13	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	441	309	514	613	2,492	10,988	11,779	8,286	4,504	2,098

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.85	$1.73	$1.63	$1.51	$1.33	$1.43	$1.36	$1.31	$1.29	$1.24
Accumulation unit value at end of period	$1.79	$1.85	$1.73	$1.63	$1.51	$1.33	$1.43	$1.36	$1.31	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1,574	2,726	2,923	3,828	10,140	8,140	9,540	7,272	3,619	2,145

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.83	$1.62	$1.71	$1.47	$1.16	$1.96	$1.83	$1.53	$1.36	$1.16
Accumulation unit value at end of period	$2.31	$1.83	$1.62	$1.71	$1.47	$1.16	$1.96	$1.83	$1.53	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	1,443	1,536	1,770	2,153	7,610	8,565	9,289	9,434	5,165	3,041

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$2.59	$2.16	$2.75	$2.31	$1.33	$2.90	$2.11	$1.58	$1.19	$0.96
Accumulation unit value at end of period	$2.53	$2.59	$2.16	$2.75	$2.31	$1.33	$2.90	$2.11	$1.58	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	738	743	843	1,028	1,522	2,437	1,993	2,144	1,491	475

Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$2.01	$1.90	$1.82	$1.72	$1.55	$1.56	$1.46	$1.38	$1.46	$1.33
Accumulation unit value at end of period	$1.84	$2.01	$1.90	$1.82	$1.72	$1.55	$1.56	$1.46	$1.38	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	726	1,005	1,122	1,599	3,215	2,861	3,115	2,645	1,377	741

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$2.20	$1.91	$1.82	$1.61	$1.05	$1.41	$1.39	$1.26	$1.22	$1.10
Accumulation unit value at end of period	$2.32	$2.20	$1.91	$1.82	$1.61	$1.05	$1.41	$1.39	$1.26	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	847	722	695	706	639	713	1,605	1,925	2,397	2,886

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	435	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.82	$1.59	$1.51	$1.34	$0.95	$1.17	$1.15	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.90	$1.82	$1.59	$1.51	$1.34	$0.95	$1.17	$1.15	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	924	2,007	1,306	1,132	5,111	2,233	2,599	2,358	493	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.11	$0.95	$1.09	$0.96	$0.76	$1.28	$1.14	$0.92	$0.82	$0.70
Accumulation unit value at end of period	$1.35	$1.11	$0.95	$1.09	$0.96	$0.76	$1.28	$1.14	$0.92	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	323	346	363	399	910	1,080	1,307	1,343	1,252	848

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.76	$0.64	$0.66	$0.57	$0.42	$0.75	$0.73	$0.67	$0.62	$0.57
Accumulation unit value at end of period	$0.99	$0.76	$0.64	$0.66	$0.57	$0.42	$0.75	$0.73	$0.67	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	1,278	1,240	1,358	1,192	2,260	2,601	3,768	6,049	6,193	2,153

RIVERSOURCE VARIABLE ACCOUNT 10  ■  7

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.97	$0.86	$0.82	$0.70	$0.57	$0.99	$0.97	$0.85	$0.80	$0.76
Accumulation unit value at end of period	$1.30	$0.97	$0.86	$0.82	$0.70	$0.57	$0.99	$0.97	$0.85	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	386	508	464	565	877	1,397	1,682	2,453	3,121	1,484

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,029	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,575	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.60	$1.19	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	711	667	767	699	7,497	6,506	5,466	2,834	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.99	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.18	$0.99	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	579	502	509	459	810	730	772	2,194	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.48	$1.34	$1.58	$1.26	$0.78	$1.41	$1.25	$1.26	$1.15	$1.06
Accumulation unit value at end of period	$1.93	$1.48	$1.34	$1.58	$1.26	$0.78	$1.41	$1.25	$1.26	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	90	128	124	238	363	242	268	450	655	523

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.50	$1.28	$1.40	$1.15	$0.82	$1.50	$1.37	$1.20	$1.00	—
Accumulation unit value at end of period	$2.06	$1.50	$1.28	$1.40	$1.15	$0.82	$1.50	$1.37	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	370	385	467	338	1,292	1,658	1,406	2,575	115	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$1.09	$0.95	$0.94	$0.83	$0.66	$1.05	$1.01	$0.88	$0.85	$0.77
Accumulation unit value at end of period	$1.43	$1.09	$0.95	$0.94	$0.83	$0.66	$1.05	$1.01	$0.88	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	185	209	127	314	741	1,447	1,022	1,170	2,054	1,958

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.40	$1.18	$1.21	$1.01	$0.81	$1.34	$1.35	$1.14	$1.10	$1.00
Accumulation unit value at end of period	$1.91	$1.40	$1.18	$1.21	$1.01	$0.81	$1.34	$1.35	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	282	205	198	120	195	67	67	184	92	65

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.94	$1.66	$1.82	$1.44	$1.04	$1.70	$1.79	$1.61	$1.54	$1.31
Accumulation unit value at end of period	$2.87	$1.94	$1.66	$1.82	$1.44	$1.04	$1.70	$1.79	$1.61	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	127	126	152	71	57	113	214	333	514	779

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.42	$1.41	$1.39	$1.36	$1.30	$1.34	$1.28	$1.24	$1.23	$1.22
Accumulation unit value at end of period	$1.39	$1.42	$1.41	$1.39	$1.36	$1.30	$1.34	$1.28	$1.24	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	234	494	1,843	1,670	825	1,394	817	493	688	870

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.87	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.78	$0.87	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	635	624	617	533	605	506	677	1,600	—	—

 8  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	160	60	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.28	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,678	1,490	1,730	1,433	2,787	2,025	2,116	2,567	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.20	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.57	$1.20	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,861	2,280	2,496	2,532	4,368	8,518	7,443	6,582	—	—

Fidelity® VIP Growth & Income Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.29	$1.10	$1.09	$0.95	$0.75	$1.30	$1.17	$1.04	$0.97	$0.92
Accumulation unit value at end of period	$1.72	$1.29	$1.10	$1.09	$0.95	$0.75	$1.30	$1.17	$1.04	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	71	67	87	92	148	226	676	754	1,103	1,370

Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.40	$1.19	$1.18	$1.04	$0.82	$1.42	$1.28	$1.14	$1.06	$1.01
Accumulation unit value at end of period	$1.85	$1.40	$1.19	$1.18	$1.04	$0.82	$1.42	$1.28	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	338	454	438	473	805	963	1,126	1,624	1,338	994

Fidelity® VIP Mid Cap Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$3.99	$3.50	$3.94	$3.08	$2.21	$3.68	$3.20	$2.86	$2.43	$1.96
Accumulation unit value at end of period	$5.40	$3.99	$3.50	$3.94	$3.08	$2.21	$3.68	$3.20	$2.86	$2.43
Number of accumulation units outstanding at end of period (000 omitted)	104	105	162	195	298	492	591	664	915	1,023

Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.58	$2.26	$2.55	$1.99	$1.43	$2.39	$2.08	$1.86	$1.59	$1.28
Accumulation unit value at end of period	$3.48	$2.58	$2.26	$2.55	$1.99	$1.43	$2.39	$2.08	$1.86	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	894	1,062	1,077	1,379	2,734	3,823	3,786	4,011	2,702	1,034

Fidelity® VIP Overseas Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.24	$1.03	$1.26	$1.12	$0.89	$1.59	$1.37	$1.16	$0.98	$0.87
Accumulation unit value at end of period	$1.61	$1.24	$1.03	$1.26	$1.12	$0.89	$1.59	$1.37	$1.16	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	25	15	20	20	28	48	92	298	605	429

Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.49	$1.25	$1.52	$1.35	$1.08	$1.93	$1.66	$1.42	$1.20	$1.06
Accumulation unit value at end of period	$1.93	$1.49	$1.25	$1.52	$1.35	$1.08	$1.93	$1.66	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	359	344	464	548	558	771	890	1,130	728	573

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$2.50	$1.97	$2.10	$1.75	$1.48	$2.58	$3.27	$2.73	$2.42	$1.85
Accumulation unit value at end of period	$2.54	$2.50	$1.97	$2.10	$1.75	$1.48	$2.58	$3.27	$2.73	$2.42
Number of accumulation units outstanding at end of period (000 omitted)	182	170	163	203	232	262	688	836	667	487

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$2.97	$2.52	$2.64	$2.07	$1.61	$2.42	$2.49	$2.14	$1.98	$1.61
Accumulation unit value at end of period	$4.02	$2.97	$2.52	$2.64	$2.07	$1.61	$2.42	$2.49	$2.14	$1.98
Number of accumulation units outstanding at end of period (000 omitted)	286	301	212	215	352	465	576	738	593	414

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.53	$1.34	$1.36	$1.23	$0.98	$1.57	$1.53	$1.30	$1.18	$1.05
Accumulation unit value at end of period	$1.95	$1.53	$1.34	$1.36	$1.23	$0.98	$1.57	$1.53	$1.30	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	147	255	264	354	525	670	761	865	716	533

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	108	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  9

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$3.14	$2.67	$2.86	$2.30	$1.74	$2.78	$2.71	$2.34	$2.09	$1.67
Accumulation unit value at end of period	$4.15	$3.14	$2.67	$2.86	$2.30	$1.74	$2.78	$2.71	$2.34	$2.09
Number of accumulation units outstanding at end of period (000 omitted)	406	448	611	738	922	1,060	2,008	2,339	1,930	834

Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$2.01	$1.79	$1.79	$1.38	$1.09	$1.66	$2.00	$1.79	$1.69	$1.46
Accumulation unit value at end of period	$2.71	$2.01	$1.79	$1.79	$1.38	$1.09	$1.66	$2.00	$1.79	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	4	9	11	12	114	119	150

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$1.15	$1.01	$0.98	$0.87	$0.72	$1.15	$1.18	$1.05	$0.99	$0.87
Accumulation unit value at end of period	$1.57	$1.15	$1.01	$0.98	$0.87	$0.72	$1.15	$1.18	$1.05	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	466	546	592	745	826	1,128	1,678	2,499	3,019	1,522

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	65	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78	283	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	130	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.45	$1.22	$1.26	$1.09	$0.85	$1.34	$1.38	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.95	$1.45	$1.22	$1.26	$1.09	$0.85	$1.34	$1.38	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	557	670	788	719	2,639	3,700	3,639	4,892	3,642	641

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.09	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.09	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	191	149	100	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.32	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.84	$1.32	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	149	117	103	132	403	73	115	1,114	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.49	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39	$1.09	$1.00	—
Accumulation unit value at end of period	$1.76	$1.49	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	249	273	294	380	2,658	2,794	1,479	105	5	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87	87	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	50	—	—	—	—	—	—	—	—

Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$0.94	$0.85	$0.90	$0.75	$0.48	$0.86	$0.81	$0.73	$0.72	$0.69
Accumulation unit value at end of period	$1.17	$0.94	$0.85	$0.90	$0.75	$0.48	$0.86	$0.81	$0.73	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	445	477	506	618	411	351	275	418	532	249

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	142	—	—	—	—	—	—	—	—	—

Janus Aspen Series Enterprise Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.84	$0.72	$0.74	$0.59	$0.41	$0.74	$0.61	$0.54	$0.49	$0.41
Accumulation unit value at end of period	$1.11	$0.84	$0.72	$0.74	$0.59	$0.41	$0.74	$0.61	$0.54	$0.49
Number of accumulation units outstanding at end of period (000 omitted)	29	28	34	34	30	30	51	125	125	144

 10  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.61	$0.51	$0.57	$0.46	$0.29	$0.53	$0.43	$0.41	$0.37	$0.37
Accumulation unit value at end of period	$0.82	$0.61	$0.51	$0.57	$0.46	$0.29	$0.53	$0.43	$0.41	$0.37
Number of accumulation units outstanding at end of period (000 omitted)	103	104	111	100	41	22	37	180	200	333

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.08	$0.92	$0.98	$0.86	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.39	$1.08	$0.92	$0.98	$0.86	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	328	387	461	568	6,880	6,240	5,448	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.38	$1.23	$1.82	$1.47	$0.82	$1.73	$1.36	$0.93	$0.71	$0.60
Accumulation unit value at end of period	$1.57	$1.38	$1.23	$1.82	$1.47	$0.82	$1.73	$1.36	$0.93	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	239	269	262	226	395	275	272	231	250	132

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$0.88	$0.76	$0.76	$0.68	$0.49	$0.79	$0.71	$0.67	$0.64	$0.59
Accumulation unit value at end of period	$1.14	$0.88	$0.76	$0.76	$0.68	$0.49	$0.79	$0.71	$0.67	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	180	212	186	178	406	260	317	481	640	522

MFS® New Discovery Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$1.44	$1.20	$1.35	$1.00	$0.62	$1.02	$1.01	$0.90	$0.86	$0.81
Accumulation unit value at end of period	$2.03	$1.44	$1.20	$1.35	$1.00	$0.62	$1.02	$1.01	$0.90	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	173	89	131	102	190	92	130	243	558	576

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.51	$2.23	$2.11	$1.86	$1.41	$2.28	$1.80	$1.38	$1.19	$0.92
Accumulation unit value at end of period	$3.00	$2.51	$2.23	$2.11	$1.86	$1.41	$2.28	$1.80	$1.38	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	684	584	543	500	562	821	765	1,065	588	211

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.22	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.22	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	343	314	467	451	1,794	1,961	1,463	1,473	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.31	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.79	$1.31	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	192	241	300	317	356	270	140	1,068	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.95	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.12	$0.95	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	275	165	154	142	1,718	1,971	2,116	1,957	—	—

Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.67	$1.39	$1.53	$1.33	$0.96	$1.62	$1.53	$1.31	$1.16	$1.00
Accumulation unit value at end of period	$2.12	$1.67	$1.39	$1.53	$1.33	$0.96	$1.62	$1.53	$1.31	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	443	349	429	524	604	777	1,099	1,309	756	158

Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.63	$1.45	$1.45	$1.27	$1.08	$1.27	$1.16	$1.09	$1.07	$1.00
Accumulation unit value at end of period	$1.62	$1.63	$1.45	$1.45	$1.27	$1.08	$1.27	$1.16	$1.09	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,994	3,277	3,125	3,938	8,634	8,498	9,223	6,331	3,173	403

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.64	$1.41	$1.45	$1.18	$0.87	$1.41	$1.44	$1.26	$1.16	$1.00
Accumulation unit value at end of period	$2.30	$1.64	$1.41	$1.45	$1.18	$0.87	$1.41	$1.44	$1.26	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	337	360	394	368	717	646	676	773	643	432

RIVERSOURCE VARIABLE ACCOUNT 10  ■  11

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.48	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.48	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	414	688	700	590	3,431	4,628	4,555	4,105	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	54	—	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.40	$1.15	$1.17	$1.15	$0.92	$1.11	$1.12	$1.10	$0.98	$0.92
Accumulation unit value at end of period	$1.97	$1.40	$1.15	$1.17	$1.15	$0.92	$1.11	$1.12	$1.10	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	104	52	50	40	27	111	67	195	218	67

Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.34	$1.11	$1.34	$1.23	$0.99	$1.78	$1.65	$1.30	$1.16	$1.01
Accumulation unit value at end of period	$1.71	$1.34	$1.11	$1.34	$1.23	$0.99	$1.78	$1.65	$1.30	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	24	20	24	32	57	91	69	164	145	194

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.24	$1.07	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.24	$1.07	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	123	123	139	—	—	—	—	—	—

Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/15/1999)
Accumulation unit value at beginning of period	$3.78	$3.54	$4.05	$3.13	$1.99	$3.53	$3.41	$2.83	$2.55	$2.26
Accumulation unit value at end of period	$4.55	$3.78	$3.54	$4.05	$3.13	$1.99	$3.53	$3.41	$2.83	$2.55
Number of accumulation units outstanding at end of period (000 omitted)	23	30	34	39	66	81	358	405	539	591

Third Avenue Value Portfolio (09/21/1999)
Accumulation unit value at beginning of period	$2.90	$2.29	$2.93	$2.58	$1.79	$3.19	$3.37	$2.92	$2.57	$2.15
Accumulation unit value at end of period	$3.44	$2.90	$2.29	$2.93	$2.58	$1.79	$3.19	$3.37	$2.92	$2.57
Number of accumulation units outstanding at end of period (000 omitted)	27	27	33	38	62	123	175	287	371	347

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	180	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.23	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.23	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,803	1,277	1,257	395	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.23	$1.09	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,408	16,382	18,860	26,354	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	—	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.43	$1.36	$1.24	$1.20	$1.13	$1.13	$1.06	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.34	$1.43	$1.36	$1.24	$1.20	$1.13	$1.13	$1.06	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	581	768	1,132	1,988	5,705	2,307	2,713	2,959	1,455	5,004

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.08	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,557	5,335	1,443	1,174	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.08	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,064	6,408	4,175	8,371	—	—	—	—	—	—

 12  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.21	$1.09	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,851	4,778	4,194	507	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.21	$1.09	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,901	17,266	21,448	21,627	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.22	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,380	1,378	1,064	2,007	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.09	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.22	$1.09	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22,674	24,938	26,294	23,294	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.09	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.18	$1.09	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,477	1,950	1,471	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.09	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.18	$1.09	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,237	4,691	9,103	5,162	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$2.23	$1.98	$2.08	$1.68	$1.24	$1.82	$1.92	$1.61	$1.53	$1.28
Accumulation unit value at end of period	$2.99	$2.23	$1.98	$2.08	$1.68	$1.24	$1.82	$1.92	$1.61	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	317	402	542	707	3,210	3,353	3,487	2,495	2,068	860

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.06	$0.96	$1.00	$0.90	$0.69	$1.13	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.35	$1.06	$0.96	$1.00	$0.90	$0.69	$1.13	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	183	200	264	276	7,045	4,641	3,570	3,666	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.53	$1.32	$1.42	$1.17	$0.86	$1.37	$1.30	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$2.07	$1.53	$1.32	$1.42	$1.17	$0.86	$1.37	$1.30	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	173	125	127	115	176	74	115	77	235	182

Wanger International (09/15/1999)
Accumulation unit value at beginning of period	$2.74	$2.27	$2.67	$2.15	$1.44	$2.67	$2.31	$1.69	$1.40	$1.08
Accumulation unit value at end of period	$3.34	$2.74	$2.27	$2.67	$2.15	$1.44	$2.67	$2.31	$1.69	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	918	887	992	1,120	2,334	2,433	2,932	3,471	2,814	1,701

Wanger USA (09/15/1999)
Accumulation unit value at beginning of period	$2.40	$2.01	$2.09	$1.71	$1.21	$2.01	$1.92	$1.79	$1.62	$1.37
Accumulation unit value at end of period	$3.19	$2.40	$2.01	$2.09	$1.71	$1.21	$2.01	$1.92	$1.79	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	598	631	895	1,057	2,350	3,272	3,659	3,852	2,709	1,415

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.50	$1.34	$1.26	$1.12	$0.98	$1.38	$1.29	$1.16	$1.11	$1.02
Accumulation unit value at end of period	$1.79	$1.50	$1.34	$1.26	$1.12	$0.98	$1.38	$1.29	$1.16	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	5	—	2	2	4	4	7	31	355	91

Wells Fargo Advantage VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.39	$1.23	$1.43	$1.23	$1.07	$1.84	$1.62	$1.32	$1.15	$1.00
Accumulation unit value at end of period	$1.66	$1.39	$1.23	$1.43	$1.23	$1.07	$1.84	$1.62	$1.32	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	166	278	311	337	2,398	408	500	669	661	76

RIVERSOURCE VARIABLE ACCOUNT 10  ■  13

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.70	$1.48	$1.57	$1.28	$0.87	$1.46	$1.38	$1.23	$1.15	$0.98
Accumulation unit value at end of period	$2.21	$1.70	$1.48	$1.57	$1.28	$0.87	$1.46	$1.38	$1.23	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	73	109	148	121	298	182	331	421	467	408

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.54	$1.43	$1.51	$1.20	$0.79	$1.35	$1.20	$0.98	$0.93	$0.82
Accumulation unit value at end of period	$2.29	$1.54	$1.43	$1.51	$1.20	$0.79	$1.35	$1.20	$0.98	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	110	136	160	198	225	258	231	84	35	10

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—	—	—	—	—	—	—	—

 14  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.60% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.35	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.35	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.25	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.93	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.22	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.02	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.28	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.91	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.03	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$0.96	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  15

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.00
Accumulation unit value at end of period	$1.16	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.00
Accumulation unit value at end of period	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.27	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.31	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.22	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.00
Accumulation unit value at end of period	$1.25	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.42	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.34	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.39	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.48	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 16  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.32	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.44	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.33	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.19	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  17

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$0.92	$1.00
Accumulation unit value at end of period	$1.26	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.34	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.43	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.00
Accumulation unit value at end of period	$1.07	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$0.95	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.77	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.23	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.00	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.00
Accumulation unit value at end of period	$1.26	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$0.99	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.28	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 18  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.36	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.00
Accumulation unit value at end of period	$1.25	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.23	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.00	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.28	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.00
Accumulation unit value at end of period	$1.16	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.32	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  19

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.00
Accumulation unit value at end of period	$1.30	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.35	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.37	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.26	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.40	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.00	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.00
Accumulation unit value at end of period	$1.39	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 20  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	542	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06	$1.00	—
Accumulation unit value at end of period	$1.32	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	1,917	2,217	3,348	4,452	5,299	3,750	4,111	14,120	2,021	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12	$1.08	$0.98
Accumulation unit value at end of period	$1.74	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	34,405	40,750	48,468	55,671	68,595	84,420	116,725	135,093	149,316	125,010

AllianceBernstein VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88	$1.63	$1.31
Accumulation unit value at end of period	$1.87	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	56,626	67,635	83,009	102,937	150,692	202,780	217,241	203,016	153,107	70,504

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,271	—	—	—	—	—	—	—	—	—

American Century VP International, Class I (09/15/1999)
Accumulation unit value at beginning of period	$1.30	$1.08	$1.24	$1.10	$0.83	$1.52	$1.30	$1.04	$0.93	$0.81
Accumulation unit value at end of period	$1.58	$1.30	$1.08	$1.24	$1.10	$0.83	$1.52	$1.30	$1.04	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	5,037	5,968	7,587	9,999	12,855	16,842	22,009	24,450	28,073	28,284

American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.43	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44	$1.16	$1.03	$0.91
Accumulation unit value at end of period	$1.74	$1.43	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	12,866	15,014	19,142	22,872	26,575	32,736	42,202	45,349	43,612	34,180

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.51	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,110	9,353	11,208	12,924	48,044	54,402	56,815	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04	$1.00	—
Accumulation unit value at end of period	$1.63	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	7,242	8,724	10,122	11,063	11,805	12,809	13,321	78,916	10,074	—

American Century VP Value, Class I (09/15/1999)
Accumulation unit value at beginning of period	$1.95	$1.72	$1.71	$1.52	$1.28	$1.76	$1.87	$1.59	$1.52	$1.34
Accumulation unit value at end of period	$2.55	$1.95	$1.72	$1.71	$1.52	$1.28	$1.76	$1.87	$1.59	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	10,946	12,258	14,862	19,329	24,377	28,576	41,125	47,446	53,724	50,678

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.65	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59	$1.35	$1.30	$1.15
Accumulation unit value at end of period	$2.15	$1.65	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59	$1.35	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	42,005	47,968	56,802	64,096	72,598	82,749	118,591	136,167	142,660	110,681

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,851	3,746	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (05/01/2000)
Accumulation unit value at beginning of period	$1.22	$1.12	$1.07	$0.97	$0.78	$1.14	$1.12	$1.04	$0.99	$0.92
Accumulation unit value at end of period	$1.43	$1.22	$1.12	$1.07	$0.97	$0.78	$1.14	$1.12	$1.04	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	10,738	11,585	12,719	14,304	15,940	18,431	21,893	24,975	23,850	20,551

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.26	$1.06	$1.06	$0.85	$0.60	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.84	$1.26	$1.06	$1.06	$0.85	$0.60	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,999	1,455	1,187	1,271	1,551	1,524	1,080	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.37	$1.21	$1.19	$1.07	$0.86	$1.24	$1.23	$1.08	$1.05	$0.97
Accumulation unit value at end of period	$1.65	$1.37	$1.21	$1.19	$1.07	$0.86	$1.24	$1.23	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	45,325	46,103	53,355	61,921	74,529	61,707	86,628	89,309	92,705	84,704

RIVERSOURCE VARIABLE ACCOUNT 10  ■  21

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Cash Management Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.19	$1.20	$1.21	$1.22	$1.22	$1.20	$1.16	$1.12	$1.10	$1.10
Accumulation unit value at end of period	$1.18	$1.19	$1.20	$1.21	$1.22	$1.22	$1.20	$1.16	$1.12	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	76,751	96,155	124,252	134,040	197,288	399,214	286,121	258,492	193,996	187,100

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	148	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,941	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	250	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.80	$1.69	$1.59	$1.48	$1.30	$1.40	$1.34	$1.30	$1.28	$1.23
Accumulation unit value at end of period	$1.74	$1.80	$1.69	$1.59	$1.48	$1.30	$1.40	$1.34	$1.30	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	145,968	214,369	232,229	282,705	638,984	610,707	599,680	511,100	332,677	221,377

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.80	$1.59	$1.68	$1.45	$1.15	$1.94	$1.81	$1.52	$1.35	$1.15
Accumulation unit value at end of period	$2.26	$1.80	$1.59	$1.68	$1.45	$1.15	$1.94	$1.81	$1.52	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	144,917	166,205	206,688	256,449	508,061	530,216	560,416	585,144	408,559	255,776

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	792	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$2.49	$2.08	$2.65	$2.23	$1.29	$2.81	$2.05	$1.54	$1.16	$0.94
Accumulation unit value at end of period	$2.43	$2.49	$2.08	$2.65	$2.23	$1.29	$2.81	$2.05	$1.54	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	33,013	38,627	46,641	56,730	80,593	111,551	89,546	89,672	75,520	22,549

Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.95	$1.85	$1.78	$1.68	$1.52	$1.54	$1.44	$1.36	$1.44	$1.32
Accumulation unit value at end of period	$1.79	$1.95	$1.85	$1.78	$1.68	$1.52	$1.54	$1.44	$1.36	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	46,672	62,204	73,158	88,623	195,536	201,728	204,316	169,931	130,135	82,347

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$2.15	$1.87	$1.78	$1.57	$1.03	$1.39	$1.37	$1.25	$1.21	$1.09
Accumulation unit value at end of period	$2.26	$2.15	$1.87	$1.78	$1.57	$1.03	$1.39	$1.37	$1.25	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	69,676	82,188	91,967	111,083	137,350	147,297	218,538	251,768	262,154	242,254

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31,634	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.79	$1.57	$1.49	$1.33	$0.94	$1.16	$1.14	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.86	$1.79	$1.57	$1.49	$1.33	$0.94	$1.16	$1.14	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	36,897	46,830	49,398	56,452	229,076	128,653	116,516	109,316	29,477	1,052

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.08	$0.92	$1.06	$0.94	$0.74	$1.26	$1.12	$0.91	$0.81	$0.69
Accumulation unit value at end of period	$1.31	$1.08	$0.92	$1.06	$0.94	$0.74	$1.26	$1.12	$0.91	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	22,743	26,232	32,942	39,494	48,442	55,412	75,421	80,961	77,787	51,446

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.75	$0.63	$0.65	$0.56	$0.41	$0.75	$0.73	$0.66	$0.62	$0.57
Accumulation unit value at end of period	$0.97	$0.75	$0.63	$0.65	$0.56	$0.41	$0.75	$0.73	$0.66	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	78,647	88,846	104,494	124,302	147,034	180,650	283,769	326,108	323,849	191,140

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.95	$0.84	$0.80	$0.69	$0.56	$0.98	$0.96	$0.84	$0.79	$0.75
Accumulation unit value at end of period	$1.26	$0.95	$0.84	$0.80	$0.69	$0.56	$0.98	$0.96	$0.84	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	136,765	160,002	186,291	218,715	257,537	301,682	383,078	450,207	263,828	130,790

 22  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,043	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,574	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	99,233	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66,746	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.57	$1.17	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44,031	55,443	70,116	86,635	378,240	310,527	204,077	121,798	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.97	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.16	$0.97	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,641	15,548	20,933	26,527	32,788	41,006	32,112	59,299	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23	$1.12	$1.04
Accumulation unit value at end of period	$1.85	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	19,000	22,638	28,726	34,995	40,215	38,730	50,337	62,826	47,283	53,376

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19	$1.00	—
Accumulation unit value at end of period	$2.02	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	17,694	20,051	25,903	33,723	57,405	76,989	71,709	101,239	6,605	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	732	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$1.07	$0.93	$0.93	$0.81	$0.65	$1.04	$1.00	$0.87	$0.84	$0.77
Accumulation unit value at end of period	$1.40	$1.07	$0.93	$0.93	$0.81	$0.65	$1.04	$1.00	$0.87	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	52,071	57,241	65,653	77,987	91,208	100,420	127,010	139,008	154,949	144,039

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.37	$1.17	$1.19	$1.00	$0.80	$1.33	$1.34	$1.14	$1.10	$1.00
Accumulation unit value at end of period	$1.87	$1.37	$1.17	$1.19	$1.00	$0.80	$1.33	$1.34	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	11,118	8,170	9,950	10,640	6,269	5,696	7,988	7,937	6,232	3,498

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.90	$1.63	$1.79	$1.42	$1.03	$1.68	$1.77	$1.60	$1.53	$1.30
Accumulation unit value at end of period	$2.80	$1.90	$1.63	$1.79	$1.42	$1.03	$1.68	$1.77	$1.60	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	11,928	13,295	16,466	19,549	21,859	26,621	38,095	49,721	59,243	61,563

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.38	$1.37	$1.36	$1.33	$1.27	$1.31	$1.25	$1.22	$1.21	$1.21
Accumulation unit value at end of period	$1.34	$1.38	$1.37	$1.36	$1.33	$1.27	$1.31	$1.25	$1.22	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	43,683	65,849	78,480	95,906	109,059	125,698	120,018	125,729	145,087	160,725

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.77	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24,974	31,771	38,081	37,446	39,767	30,400	17,045	51,380	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,510	3,246	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  23

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86,779	67,900	74,599	74,514	162,181	119,741	111,086	103,830	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116,341	135,683	162,922	192,769	269,589	398,515	294,643	244,121	—	—

Fidelity® VIP Growth & Income Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.26	$1.07	$1.06	$0.93	$0.74	$1.28	$1.15	$1.03	$0.96	$0.92
Accumulation unit value at end of period	$1.67	$1.26	$1.07	$1.06	$0.93	$0.74	$1.28	$1.15	$1.03	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	19,829	23,385	28,379	37,384	48,395	58,690	78,090	92,368	107,380	122,387

Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.37	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26	$1.13	$1.06	$1.01
Accumulation unit value at end of period	$1.81	$1.37	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	47,015	55,533	65,028	77,301	92,559	113,690	148,743	173,861	189,109	187,351

Fidelity® VIP Mid Cap Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$3.89	$3.41	$3.85	$3.02	$2.17	$3.61	$3.15	$2.82	$2.41	$1.94
Accumulation unit value at end of period	$5.25	$3.89	$3.41	$3.85	$3.02	$2.17	$3.61	$3.15	$2.82	$2.41
Number of accumulation units outstanding at end of period (000 omitted)	13,332	15,673	20,066	27,026	35,956	44,234	56,323	67,426	72,759	73,206

Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.52	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06	$1.85	$1.58	$1.27
Accumulation unit value at end of period	$3.39	$2.52	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06	$1.85	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	73,540	88,455	109,162	132,015	187,652	236,346	264,423	290,678	260,492	188,565

Fidelity® VIP Overseas Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.21	$1.01	$1.23	$1.10	$0.87	$1.57	$1.35	$1.15	$0.97	$0.86
Accumulation unit value at end of period	$1.56	$1.21	$1.01	$1.23	$1.10	$0.87	$1.57	$1.35	$1.15	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	7,619	8,802	11,310	15,374	20,415	25,280	33,656	38,789	40,988	42,151

Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.46	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64	$1.40	$1.19	$1.06
Accumulation unit value at end of period	$1.88	$1.46	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64	$1.40	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	21,346	24,321	30,682	36,566	43,314	53,513	66,434	74,339	70,878	66,935

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,174	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$2.44	$1.93	$2.06	$1.71	$1.45	$2.53	$3.23	$2.70	$2.39	$1.83
Accumulation unit value at end of period	$2.47	$2.44	$1.93	$2.06	$1.71	$1.45	$2.53	$3.23	$2.70	$2.39
Number of accumulation units outstanding at end of period (000 omitted)	28,482	31,720	36,714	42,372	50,767	62,873	93,100	128,540	139,618	120,456

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,290	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$2.89	$2.46	$2.58	$2.02	$1.58	$2.38	$2.45	$2.11	$1.96	$1.59
Accumulation unit value at end of period	$3.91	$2.89	$2.46	$2.58	$2.02	$1.58	$2.38	$2.45	$2.11	$1.96
Number of accumulation units outstanding at end of period (000 omitted)	19,202	22,727	28,384	34,971	42,025	52,033	66,946	78,886	78,073	59,293

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.49	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51	$1.29	$1.17	$1.05
Accumulation unit value at end of period	$1.90	$1.49	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51	$1.29	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	28,344	33,231	41,319	50,331	57,678	68,255	94,998	90,391	69,986	45,710

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,646	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$3.06	$2.60	$2.80	$2.26	$1.71	$2.73	$2.67	$2.31	$2.07	$1.65
Accumulation unit value at end of period	$4.04	$3.06	$2.60	$2.80	$2.26	$1.71	$2.73	$2.67	$2.31	$2.07
Number of accumulation units outstanding at end of period (000 omitted)	35,669	42,578	52,628	64,121	78,043	97,291	139,637	163,687	174,918	115,616

 24  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$1.95	$1.74	$1.75	$1.35	$1.07	$1.63	$1.97	$1.76	$1.68	$1.45
Accumulation unit value at end of period	$2.63	$1.95	$1.74	$1.75	$1.35	$1.07	$1.63	$1.97	$1.76	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	1,852	1,993	2,476	3,153	3,757	4,574	6,389	8,977	10,823	12,173

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$1.12	$0.99	$0.96	$0.85	$0.71	$1.14	$1.16	$1.04	$0.98	$0.86
Accumulation unit value at end of period	$1.53	$1.12	$0.99	$0.96	$0.85	$0.71	$1.14	$1.16	$1.04	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	52,166	61,881	73,864	90,486	108,298	131,282	187,585	231,223	248,935	128,074

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,021	8,151	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37,224	45,878	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,989	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.42	$1.20	$1.24	$1.08	$0.85	$1.33	$1.37	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.91	$1.42	$1.20	$1.24	$1.08	$0.85	$1.33	$1.37	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	58,839	71,034	86,061	100,324	178,986	227,595	224,730	258,223	203,272	36,974

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.08	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.08	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,022	8,770	7,943	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.81	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,251	7,227	7,312	7,456	8,089	8,014	5,881	33,923	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09	$1.00	—
Accumulation unit value at end of period	$1.73	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	22,446	25,580	30,304	36,189	128,526	99,290	48,018	1,744	127	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,534	8,633	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,605	9,719	—	—	—	—	—	—	—	—

Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$0.92	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80	$0.73	$0.72	$0.69
Accumulation unit value at end of period	$1.14	$0.92	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80	$0.73	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	14,171	16,565	19,212	21,966	21,730	19,001	21,716	25,440	31,926	14,454

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,619	—	—	—	—	—	—	—	—	—

Janus Aspen Series Enterprise Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.82	$0.71	$0.72	$0.58	$0.41	$0.73	$0.60	$0.54	$0.48	$0.40
Accumulation unit value at end of period	$1.08	$0.82	$0.71	$0.72	$0.58	$0.41	$0.73	$0.60	$0.54	$0.48
Number of accumulation units outstanding at end of period (000 omitted)	9,787	11,184	13,345	16,104	19,522	23,257	27,632	29,699	34,555	40,872

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,585	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  25

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,094	252	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.59	$0.50	$0.55	$0.45	$0.29	$0.52	$0.43	$0.40	$0.36	$0.36
Accumulation unit value at end of period	$0.80	$0.59	$0.50	$0.55	$0.45	$0.29	$0.52	$0.43	$0.40	$0.36
Number of accumulation units outstanding at end of period (000 omitted)	15,146	17,509	21,201	27,036	27,957	23,828	28,860	30,606	32,606	37,258

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.38	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,621	17,837	22,462	31,752	305,123	238,472	154,650	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.35	$1.20	$1.78	$1.44	$0.81	$1.71	$1.34	$0.92	$0.70	$0.60
Accumulation unit value at end of period	$1.53	$1.35	$1.20	$1.78	$1.44	$0.81	$1.71	$1.34	$0.92	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	20,940	28,307	40,311	55,565	61,696	69,375	80,158	77,239	72,832	75,760

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	847	—	—	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$0.86	$0.74	$0.74	$0.67	$0.48	$0.77	$0.70	$0.66	$0.64	$0.59
Accumulation unit value at end of period	$1.11	$0.86	$0.74	$0.74	$0.67	$0.48	$0.77	$0.70	$0.66	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	34,702	39,849	47,281	57,389	67,421	63,755	80,158	100,533	117,493	108,239

MFS® New Discovery Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$1.41	$1.17	$1.32	$0.98	$0.61	$1.01	$0.99	$0.89	$0.85	$0.81
Accumulation unit value at end of period	$1.97	$1.41	$1.17	$1.32	$0.98	$0.61	$1.01	$0.99	$0.89	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	17,289	20,047	25,583	25,934	28,887	32,039	42,261	51,188	62,995	77,406

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37	$1.18	$0.92
Accumulation unit value at end of period	$2.93	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	32,640	38,539	46,187	47,357	56,324	67,989	78,212	71,164	55,870	28,362

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,893	19,518	22,051	25,144	67,174	88,969	51,109	51,499	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.76	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,493	11,635	18,214	17,947	18,479	17,546	14,940	37,273	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.10	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,179	6,765	8,478	9,073	75,726	78,811	64,614	57,067	—	—

Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.64	$1.37	$1.51	$1.31	$0.95	$1.60	$1.52	$1.31	$1.16	$1.00
Accumulation unit value at end of period	$2.07	$1.64	$1.37	$1.51	$1.31	$0.95	$1.60	$1.52	$1.31	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	19,743	21,566	26,339	29,183	31,543	36,705	48,173	51,514	33,811	11,540

Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.60	$1.43	$1.43	$1.25	$1.07	$1.26	$1.16	$1.09	$1.07	$1.00
Accumulation unit value at end of period	$1.58	$1.60	$1.43	$1.43	$1.25	$1.07	$1.26	$1.16	$1.09	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	148,191	194,916	225,204	265,863	519,119	569,070	536,032	339,587	150,945	22,945

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.62	$1.38	$1.43	$1.17	$0.86	$1.40	$1.43	$1.26	$1.15	$1.00
Accumulation unit value at end of period	$2.25	$1.62	$1.38	$1.43	$1.17	$0.86	$1.40	$1.43	$1.26	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	12,453	13,918	16,342	19,999	23,658	27,205	34,265	34,462	18,592	7,652

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48,561	69,811	69,382	75,522	218,702	228,912	161,214	154,199	—	—

 26  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,413	863	—	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,912	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.37	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11	$1.09	$0.97	$0.91
Accumulation unit value at end of period	$1.92	$1.37	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11	$1.09	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	7,225	7,626	9,058	10,511	12,725	15,248	19,770	25,848	27,299	21,518

Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.31	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63	$1.29	$1.15	$1.00
Accumulation unit value at end of period	$1.67	$1.31	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	7,141	8,813	11,088	13,460	16,372	20,502	29,411	34,316	37,980	40,598

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.23	$1.07	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.23	$1.07	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,340	11,916	14,126	17,030	—	—	—	—	—	—

Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/15/1999)
Accumulation unit value at beginning of period	$3.68	$3.45	$3.95	$3.07	$1.95	$3.47	$3.36	$2.80	$2.53	$2.24
Accumulation unit value at end of period	$4.42	$3.68	$3.45	$3.95	$3.07	$1.95	$3.47	$3.36	$2.80	$2.53
Number of accumulation units outstanding at end of period (000 omitted)	3,723	4,560	6,206	8,319	10,284	12,388	16,842	20,156	22,799	26,803

Third Avenue Value Portfolio (09/21/1999)
Accumulation unit value at beginning of period	$2.83	$2.24	$2.86	$2.53	$1.75	$3.14	$3.32	$2.89	$2.54	$2.13
Accumulation unit value at end of period	$3.34	$2.83	$2.24	$2.86	$2.53	$1.75	$3.14	$3.32	$2.89	$2.54
Number of accumulation units outstanding at end of period (000 omitted)	4,460	5,377	7,101	9,979	12,740	16,209	23,692	28,765	31,916	32,334

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,091	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.22	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68,358	59,074	57,559	22,643	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.22	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	183,069	213,296	258,558	287,015	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,181	—	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.41	$1.34	$1.23	$1.19	$1.12	$1.13	$1.05	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.32	$1.41	$1.34	$1.23	$1.19	$1.12	$1.13	$1.05	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	51,052	72,377	82,435	92,837	302,524	171,393	147,400	161,490	91,038	2,274

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.07	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66,474	103,582	81,730	19,114	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.07	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116,673	217,500	212,474	171,495	—	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	359	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  27

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.20	$1.09	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	402,208	377,699	318,883	150,412	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.20	$1.09	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,191,618	1,322,146	1,448,513	1,625,658	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.21	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	232,062	196,988	181,157	85,099	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.22	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	710,239	837,813	998,828	1,122,490	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	154,600	197,629	149,512	53,054	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.17	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	329,684	449,177	439,108	454,692	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60	$1.52	$1.28
Accumulation unit value at end of period	$2.93	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	25,397	31,851	39,424	48,893	149,191	156,845	148,793	126,637	127,559	90,541

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	128	—	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,078	13,840	18,111	24,428	303,537	183,635	117,605	123,150	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.51	$1.30	$1.40	$1.16	$0.85	$1.36	$1.29	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$2.03	$1.51	$1.30	$1.40	$1.16	$0.85	$1.36	$1.29	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3,576	3,731	4,276	4,535	5,203	6,409	9,188	9,786	10,247	4,730

Wanger International (09/15/1999)
Accumulation unit value at beginning of period	$2.67	$2.21	$2.61	$2.11	$1.42	$2.62	$2.27	$1.67	$1.38	$1.07
Accumulation unit value at end of period	$3.24	$2.67	$2.21	$2.61	$2.11	$1.42	$2.62	$2.27	$1.67	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	46,513	53,436	66,511	80,435	131,326	142,736	164,570	186,862	170,230	104,567

Wanger USA (09/15/1999)
Accumulation unit value at beginning of period	$2.33	$1.96	$2.05	$1.67	$1.18	$1.98	$1.89	$1.77	$1.60	$1.36
Accumulation unit value at end of period	$3.10	$2.33	$1.96	$2.05	$1.67	$1.18	$1.98	$1.89	$1.77	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	59,078	69,932	84,309	102,578	155,213	176,483	212,646	235,960	241,623	184,961

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15	$1.10	$1.02
Accumulation unit value at end of period	$1.74	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	8,990	10,621	12,268	15,176	19,120	25,423	37,314	40,046	43,629	41,656

Wells Fargo Advantage VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.37	$1.21	$1.41	$1.22	$1.06	$1.83	$1.61	$1.32	$1.15	$1.00
Accumulation unit value at end of period	$1.62	$1.37	$1.21	$1.41	$1.22	$1.06	$1.83	$1.61	$1.32	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	11,282	13,374	16,786	20,616	113,414	12,645	16,521	19,055	15,273	4,245

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.66	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36	$1.22	$1.14	$0.97
Accumulation unit value at end of period	$2.15	$1.66	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36	$1.22	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	12,893	16,305	21,795	16,904	19,019	22,799	30,772	36,471	41,049	43,145

 28  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97	$0.92	$0.81
Accumulation unit value at end of period	$2.24	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	12,946	15,400	20,502	28,351	31,042	29,488	35,670	25,726	19,618	22,185

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	811	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  29

Variable account charges of 0.85% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	215	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$0.97	$1.28	$1.09	$0.71	$1.37	$1.15	$1.00
Accumulation unit value at end of period	$1.33	$1.09	$0.97	$1.28	$1.09	$0.71	$1.37	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,790	1,954	2,365	2,971	3,313	1,964	1,519	6,467

AllianceBernstein VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.17	$1.01	$0.96	$0.86	$0.72	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.56	$1.17	$1.01	$0.96	$0.86	$0.72	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	5,717	5,898	5,814	5,889	6,136	5,992	7,074	1,936

AllianceBernstein VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.75	$0.66	$0.83	$0.80	$0.60	$1.30	$1.24	$1.00
Accumulation unit value at end of period	$0.91	$0.75	$0.66	$0.83	$0.80	$0.60	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	19,929	21,668	25,453	30,081	130,094	295,091	140,364	33,087

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.05	$1.09	$1.00	$0.74	$1.23	$1.10	$1.00
Accumulation unit value at end of period	$1.64	$1.20	$1.05	$1.09	$1.00	$0.74	$1.23	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,589	1,870	1,920	1,769	1,603	1,325	1,295	346

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,030	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.25	$1.27	$1.08	$0.84	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$1.86	$1.44	$1.25	$1.27	$1.08	$0.84	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	6,113	6,244	6,599	6,746	71,544	74,527	79,523	987

American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.25	$1.10	$1.10	$0.96	$0.72	$1.25	$1.04	$1.00
Accumulation unit value at end of period	$1.69	$1.25	$1.10	$1.10	$0.96	$0.72	$1.25	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,083	3,237	3,488	3,552	3,365	3,395	2,725	36,949

American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.05	$1.05	$0.94	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.56	$1.20	$1.05	$1.05	$0.94	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	13,907	14,115	14,358	12,846	12,296	10,333	11,609	3,143

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,565	1,275	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.25	$1.06	$1.05	$0.85	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.83	$1.25	$1.06	$1.05	$0.85	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	2,945	2,456	2,205	2,132	2,226	1,683	864	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.25	$1.10	$1.09	$0.97	$0.79	$1.14	$1.13	$1.00
Accumulation unit value at end of period	$1.51	$1.25	$1.10	$1.09	$0.97	$0.79	$1.14	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	9,898	7,709	7,342	8,118	9,918	2,682	3,274	829

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	800	515	2,071	1,047	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.06	$1.07	$1.07	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.03	$1.04	$1.05	$1.06	$1.07	$1.07	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	24,234	25,597	32,019	38,057	56,313	97,399	60,832	34,337

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	—	—	—	—	—	—	—

 30  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	684	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	82	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,008	3,372	2,062	1,102	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.40	$1.31	$1.24	$1.16	$1.02	$1.10	$1.05	$1.00
Accumulation unit value at end of period	$1.35	$1.40	$1.31	$1.24	$1.16	$1.02	$1.10	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	40,444	59,211	58,892	63,231	972,289	788,507	586,913	145,290

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.14	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.61	$1.28	$1.14	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,152	1,085	824	316	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$0.98	$1.04	$0.90	$0.71	$1.21	$1.13	$1.00
Accumulation unit value at end of period	$1.40	$1.11	$0.98	$1.04	$0.90	$0.71	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	48,374	51,118	58,110	66,039	784,644	581,359	300,203	93,936

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	296	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.14	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,819	1,647	1,374	398	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.62	$1.36	$1.73	$1.46	$0.84	$1.84	$1.34	$1.00
Accumulation unit value at end of period	$1.58	$1.62	$1.36	$1.73	$1.46	$0.84	$1.84	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	14,575	15,793	17,567	19,363	96,670	170,447	72,075	18,150

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.14	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,425	1,533	865	406	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.42	$1.35	$1.30	$1.23	$1.11	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.30	$1.42	$1.35	$1.30	$1.23	$1.11	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	15,294	18,657	19,772	21,158	313,653	259,518	199,962	41,689

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.30	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,199	3,149	1,786	859	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.67	$1.46	$1.39	$1.23	$0.81	$1.09	$1.08	$1.00
Accumulation unit value at end of period	$1.76	$1.67	$1.46	$1.39	$1.23	$0.81	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	16,769	18,038	16,330	17,925	18,658	13,874	16,917	6,215

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.13	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.28	$1.13	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,400	1,012	505	123	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.66	$1.46	$1.39	$1.24	$0.88	$1.09	$1.07	$1.00
Accumulation unit value at end of period	$1.73	$1.66	$1.46	$1.39	$1.24	$0.88	$1.09	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	13,238	15,227	14,836	15,925	425,767	209,056	151,929	49,975

RIVERSOURCE VARIABLE ACCOUNT 10  ■  31

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.04	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.21	$1.04	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	465	356	349	138	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$0.96	$1.11	$0.98	$0.78	$1.32	$1.18	$1.00
Accumulation unit value at end of period	$1.36	$1.12	$0.96	$1.11	$0.98	$0.78	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	3,326	3,480	3,977	4,182	4,460	3,440	3,482	1,285

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.38	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	409	310	401	75	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$0.97	$1.01	$0.87	$0.64	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.49	$1.16	$0.97	$1.01	$0.87	$0.64	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4,264	3,914	3,901	4,320	4,123	3,524	4,502	1,470

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.26	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.42	$1.26	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133	118	80	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.01	$0.97	$0.83	$0.68	$1.18	$1.15	$1.00
Accumulation unit value at end of period	$1.51	$1.14	$1.01	$0.97	$0.83	$0.68	$1.18	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,354	2,497	1,867	1,258	1,264	1,237	1,353	461

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.08	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	633	469	457	299	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,181	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,256	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	446,881	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	297,687	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (06/26/2006)
Accumulation unit value at beginning of period	$1.25	$1.12	$1.16	$0.96	$0.77	$1.28	$1.09	$1.00
Accumulation unit value at end of period	$1.67	$1.25	$1.12	$1.16	$0.96	$0.77	$1.28	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	20,128	23,250	26,127	29,159	626,487	391,002	205,091	48,403

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$0.94	$1.13	$1.00	$0.73	$1.43	$1.20	$1.00
Accumulation unit value at end of period	$1.30	$1.09	$0.94	$1.13	$1.00	$0.73	$1.43	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	5,975	6,783	8,041	9,469	10,385	10,806	7,134	23,001

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.18	$1.07	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	194	153	91	12	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.22	$1.11	$1.32	$1.05	$0.65	$1.19	$1.05	$1.00
Accumulation unit value at end of period	$1.59	$1.22	$1.11	$1.32	$1.05	$0.65	$1.19	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3,047	3,034	3,411	3,871	3,392	1,407	1,461	338

 32  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.15	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.34	$1.15	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	394	216	222	75	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.00	$1.11	$0.91	$0.65	$1.20	$1.09	$1.00
Accumulation unit value at end of period	$1.61	$1.18	$1.00	$1.11	$0.91	$0.65	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	11,990	12,608	14,876	17,892	66,735	94,511	58,370	50,393

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	393	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.22	$1.06	$1.06	$0.93	$0.74	$1.19	$1.14	$1.00
Accumulation unit value at end of period	$1.59	$1.22	$1.06	$1.06	$0.93	$0.74	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	8,860	7,379	6,657	6,003	5,694	4,520	3,380	1,079

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	230	181	197	23	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.00	$1.03	$0.86	$0.69	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.61	$1.18	$1.00	$1.03	$0.86	$0.69	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,252	2,101	2,007	1,680	915	794	881	285

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.98	$1.35	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	119	66	67	17	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.17	$1.00	$1.11	$0.88	$0.63	$1.04	$1.10	$1.00
Accumulation unit value at end of period	$1.72	$1.17	$1.00	$1.11	$0.88	$0.63	$1.04	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,065	1,803	2,236	1,954	1,459	1,213	1,104	397

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.05	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,677	1,807	1,305	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	191	369	466	271	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.11	$1.09	$1.04	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.09	$1.13	$1.12	$1.11	$1.09	$1.04	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	12,118	20,952	18,934	22,090	19,314	18,319	9,945	2,091

Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.90	$0.92	$1.07	$0.92	$0.78	$1.18	$1.02	$1.00
Accumulation unit value at end of period	$0.80	$0.90	$0.92	$1.07	$0.92	$0.78	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	7,283	8,763	10,196	8,793	8,768	6,606	4,051	23,928

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$0.89	$1.06	$0.97	$0.78	$1.37	$1.18	$1.00
Accumulation unit value at end of period	$1.26	$1.08	$0.89	$1.06	$0.97	$0.78	$1.37	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2,418	2,088	2,417	2,788	3,106	3,075	2,094	733

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,058	633	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (06/26/2006)
Accumulation unit value at beginning of period	$1.25	$1.18	$1.16	$1.07	$0.75	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.29	$1.25	$1.18	$1.16	$1.07	$0.75	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	31,136	23,093	23,748	23,794	261,015	165,981	112,633	46,638

RIVERSOURCE VARIABLE ACCOUNT 10  ■  33

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.25	$1.09	$1.13	$0.97	$0.73	$1.28	$1.10	$1.00
Accumulation unit value at end of period	$1.63	$1.25	$1.09	$1.13	$0.97	$0.73	$1.28	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	43,929	46,775	50,040	52,513	180,001	379,751	246,455	94,738

Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.17	$1.32	$1.04	$0.75	$1.25	$1.09	$1.00
Accumulation unit value at end of period	$1.79	$1.33	$1.17	$1.32	$1.04	$0.75	$1.25	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	34,636	36,939	41,822	44,384	199,837	248,092	127,339	36,125

Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$0.86	$1.05	$0.94	$0.75	$1.35	$1.16	$1.00
Accumulation unit value at end of period	$1.32	$1.03	$0.86	$1.05	$0.94	$0.75	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	7,439	7,248	8,862	9,733	10,921	10,113	8,721	2,653

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,039	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.91	$0.72	$0.77	$0.64	$0.55	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$0.93	$0.91	$0.72	$0.77	$0.64	$0.55	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	12,529	12,218	12,544	12,512	13,465	13,508	15,015	6,443

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,815	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.09	$1.14	$0.90	$0.70	$1.06	$1.09	$1.00
Accumulation unit value at end of period	$1.73	$1.28	$1.09	$1.14	$0.90	$0.70	$1.06	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	10,846	11,090	12,614	12,529	13,709	12,625	11,602	4,228

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$0.99	$1.01	$0.91	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.42	$1.12	$0.99	$1.01	$0.91	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	14,378	15,322	16,523	16,807	17,365	17,652	20,093	5,798

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,816	—	—	—	—	—	—	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$0.95	$0.92	$0.83	$0.69	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.48	$1.08	$0.95	$0.92	$0.83	$0.69	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	5,863	5,828	6,322	6,259	7,238	7,321	9,453	4,040

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,290	2,217	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,391	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.17	$0.99	$1.02	$0.89	$0.70	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.57	$1.17	$0.99	$1.02	$0.89	$0.70	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	11,838	13,184	14,753	16,418	201,934	251,843	151,420	67,895

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.08	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.08	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,691	3,837	3,425	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.37	$1.15	$1.11	$1.07	$0.85	$1.20	$1.09	$1.00
Accumulation unit value at end of period	$1.90	$1.37	$1.15	$1.11	$1.07	$0.85	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	4,342	3,559	3,626	3,184	3,258	3,220	2,213	16,983

 34  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.24	$1.11	$0.83	$1.40	$1.24	$1.00
Accumulation unit value at end of period	$1.53	$1.30	$1.14	$1.24	$1.11	$0.83	$1.40	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	9,422	10,018	10,765	11,342	238,183	191,749	79,002	607

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,745	1,716	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,674	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	776	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,323	63	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.06	$0.90	$0.97	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.37	$1.06	$0.90	$0.97	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	9,620	11,784	13,258	15,295	639,872	430,107	255,815	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	370	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.15	$1.16	$1.04	$0.76	$1.21	$1.10	$1.00
Accumulation unit value at end of period	$1.72	$1.33	$1.15	$1.16	$1.04	$0.76	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,972	2,826	2,987	2,801	2,648	1,141	650	320

MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.70	$1.52	$1.44	$1.28	$0.97	$1.57	$1.24	$1.00
Accumulation unit value at end of period	$2.03	$1.70	$1.52	$1.44	$1.28	$0.97	$1.57	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	16,808	17,920	17,962	16,579	17,912	18,559	16,501	4,446

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.26	$0.98	$1.09	$0.90	$0.64	$1.17	$1.29	$1.00
Accumulation unit value at end of period	$1.28	$1.26	$0.98	$1.09	$0.90	$0.64	$1.17	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	7,323	7,544	8,256	8,650	96,054	117,566	42,226	21,964

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.40	$1.31	$1.42	$1.08	$0.69	$1.31	$1.08	$1.00
Accumulation unit value at end of period	$1.91	$1.40	$1.31	$1.42	$1.08	$0.69	$1.31	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4,661	5,355	6,756	6,158	5,604	4,975	4,591	17,766

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$0.90	$1.03	$0.85	$0.64	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$1.23	$1.05	$0.90	$1.03	$0.85	$0.64	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3,017	3,459	3,961	4,163	137,644	119,726	86,117	26,194

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.22	$1.11	$1.15	$0.95	$0.73	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.66	$1.22	$1.11	$1.15	$0.95	$0.73	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,512	1,214	1,392	1,455	1,127	833	629	164

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$1.03	$0.92	$0.97	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.32	$1.03	$0.92	$0.97	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,805	1,658	1,883	2,050	2,171	1,604	1,833	138

Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.25	$1.04	$1.15	$1.00	$0.73	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.58	$1.25	$1.04	$1.15	$1.00	$0.73	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	7,968	8,142	8,569	8,021	7,911	7,145	6,835	2,542

RIVERSOURCE VARIABLE ACCOUNT 10  ■  35

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.49	$1.33	$1.33	$1.17	$1.00	$1.17	$1.08	$1.00
Accumulation unit value at end of period	$1.47	$1.49	$1.33	$1.33	$1.17	$1.00	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	47,078	57,221	60,624	65,085	577,448	420,661	316,103	64,310

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.24	$1.06	$1.10	$0.90	$0.66	$1.08	$1.10	$1.00
Accumulation unit value at end of period	$1.73	$1.24	$1.06	$1.10	$0.90	$0.66	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	6,265	6,322	6,884	7,403	8,026	7,814	7,765	3,088

PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.48	$1.30	$1.29	$1.15	$0.96	$1.15	$1.07	$1.00
Accumulation unit value at end of period	$1.47	$1.48	$1.30	$1.29	$1.15	$0.96	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	18,682	23,468	20,990	18,465	351,435	346,275	235,995	82,883

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	286	246	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	661	—	—	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,001	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	319,087	288,564	249,264	79,955	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	528,534	569,607	673,876	709,794	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.11	$1.07	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	637	795	363	370	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.34	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	209	218	92	64	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	700	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.11	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.16	$1.11	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	517	1,263	1,140	163	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.03	$1.00
Accumulation unit value at end of period	$1.29	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	13,180	18,165	18,865	19,071	489,118	159,105	125,450	53,228

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.25	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,114	1,025	924	276	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.22	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$1.44	$1.22	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	884	817	665	199	—	—	—	—

 36  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	111,142	179,383	124,664	37,862	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	337,162	632,917	517,244	407,564	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.09	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	640	350	453	143	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.12	$1.06	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,889	1,208	975	376	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	149	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.20	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.33	$1.20	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	263	261	175	52	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	598	408	382	65	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.10	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	763	894	695	369	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	302	295	206	67	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	403	284	147	87	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.20	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,702,393	1,710,156	1,372,850	543,150	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.20	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,816,277	3,811,596	3,866,447	4,048,660	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,171,461	1,155,594	1,004,346	382,806	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,972,689	2,256,097	2,609,307	2,821,858	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	329,279	429,367	310,373	130,486	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  37

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	860,888	1,156,617	1,071,873	1,012,023	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,088	1,065	707	214	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.36	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	379	366	213	15	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.22	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.37	$1.22	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	170	128	140	11	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.94	$1.40	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	166	154	120	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.17	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.31	$1.17	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	234	212	134	73	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.14	$1.20	$0.97	$0.72	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.71	$1.28	$1.14	$1.20	$0.97	$0.72	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	6,596	7,960	9,513	11,214	373,857	309,935	185,435	24,338

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.05	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	508	824	320	184	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	234	145	82	9	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	217	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.22	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	343	296	219	138	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.06	$0.97	$1.01	$0.91	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.35	$1.06	$0.97	$1.01	$0.91	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	8,304	9,484	11,367	12,854	634,379	315,690	173,483	64,829

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.32	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	669	752	563	230	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.11	$1.19	$0.99	$0.73	$1.16	$1.10	$1.00
Accumulation unit value at end of period	$1.73	$1.28	$1.11	$1.19	$0.99	$0.73	$1.16	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,483	1,530	1,610	922	738	671	780	107

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.03	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	203	218	67	39	—	—	—	—

 38  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.45	$1.20	$1.42	$1.15	$0.77	$1.43	$1.24	$1.00
Accumulation unit value at end of period	$1.76	$1.45	$1.20	$1.42	$1.15	$0.77	$1.43	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	20,183	21,094	24,125	26,504	187,502	120,530	56,104	23,903

Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.11	$1.16	$0.95	$0.68	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.76	$1.33	$1.11	$1.16	$0.95	$0.68	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	17,494	18,923	21,342	22,943	153,936	123,418	77,217	9,756

Wells Fargo Advantage VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$0.88	$1.02	$0.89	$0.77	$1.34	$1.17	$1.00
Accumulation unit value at end of period	$1.18	$0.99	$0.88	$1.02	$0.89	$0.77	$1.34	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	5,763	7,030	7,768	8,294	298,706	4,123	4,214	1,467

Wells Fargo Advantage VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.35	$1.18	$1.26	$1.03	$0.70	$1.18	$1.12	$1.00
Accumulation unit value at end of period	$1.75	$1.35	$1.18	$1.26	$1.03	$0.70	$1.18	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	4,561	4,859	5,638	2,066	2,178	1,767	2,129	556

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.35	$1.43	$1.14	$0.75	$1.29	$1.15	$1.00
Accumulation unit value at end of period	$2.15	$1.44	$1.35	$1.43	$1.14	$0.75	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	6,304	6,577	7,143	8,077	7,416	5,757	5,179	1,212

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	258	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  39

Variable account charges of 0.95% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	791	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06	$1.00	—
Accumulation unit value at end of period	$1.30	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	1,106	1,313	1,642	2,571	3,654	2,593	2,415	5,609	801	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11	$1.07	$0.97
Accumulation unit value at end of period	$1.70	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	20,041	23,312	28,840	33,656	41,871	53,105	74,246	84,552	91,924	75,935

AllianceBernstein VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86	$1.61	$1.31
Accumulation unit value at end of period	$1.82	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	31,753	38,807	49,799	63,534	93,058	122,930	135,634	127,479	94,909	44,705

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.16	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.33	$1.16	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	589	267	93	2	—	—	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,655	—	—	—	—	—	—	—	—	—

American Century VP International, Class I (09/15/1999)
Accumulation unit value at beginning of period	$1.27	$1.06	$1.21	$1.08	$0.82	$1.49	$1.28	$1.03	$0.92	$0.81
Accumulation unit value at end of period	$1.54	$1.27	$1.06	$1.21	$1.08	$0.82	$1.49	$1.28	$1.03	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	4,384	5,102	6,878	9,446	13,469	17,171	22,876	26,483	30,007	30,595

American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.40	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42	$1.15	$1.03	$0.90
Accumulation unit value at end of period	$1.70	$1.40	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42	$1.15	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	7,794	8,843	10,596	12,837	15,628	19,242	25,059	26,700	27,136	22,031

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.49	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,845	6,830	7,355	8,798	25,355	30,504	28,466	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04	$1.00	—
Accumulation unit value at end of period	$1.60	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	3,871	4,871	5,322	5,909	6,957	7,931	8,170	35,411	4,856	—

American Century VP Value, Class I (09/15/1999)
Accumulation unit value at beginning of period	$1.90	$1.67	$1.67	$1.49	$1.25	$1.73	$1.84	$1.57	$1.51	$1.33
Accumulation unit value at end of period	$2.48	$1.90	$1.67	$1.67	$1.49	$1.25	$1.73	$1.84	$1.57	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	9,064	10,633	12,699	16,669	22,547	27,547	40,862	47,256	53,403	50,775

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29	$1.14
Accumulation unit value at end of period	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	29,234	31,529	36,454	41,940	48,731	56,747	81,683	93,343	95,710	71,318

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,699	3,226	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (05/01/2000)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.05	$0.95	$0.76	$1.12	$1.10	$1.02	$0.98	$0.91
Accumulation unit value at end of period	$1.39	$1.19	$1.09	$1.05	$0.95	$0.76	$1.12	$1.10	$1.02	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	5,639	6,095	6,505	8,238	9,852	12,240	17,034	19,334	19,301	17,682

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.24	$1.05	$1.05	$0.85	$0.60	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.81	$1.24	$1.05	$1.05	$0.85	$0.60	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,652	1,133	926	1,019	1,436	1,203	741	—	—	—

 40  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.34	$1.18	$1.16	$1.04	$0.85	$1.22	$1.21	$1.07	$1.04	$0.96
Accumulation unit value at end of period	$1.61	$1.34	$1.18	$1.16	$1.04	$0.85	$1.22	$1.21	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	33,040	33,359	39,535	45,791	55,353	51,095	74,966	74,221	77,525	74,540

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,954	1,172	825	694	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.16	$1.17	$1.18	$1.19	$1.20	$1.18	$1.14	$1.10	$1.08	$1.09
Accumulation unit value at end of period	$1.15	$1.16	$1.17	$1.18	$1.19	$1.20	$1.18	$1.14	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	50,331	61,799	82,185	92,405	140,419	290,095	247,870	211,744	147,452	148,915

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	150	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,048	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	428	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.14	$1.07	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,271	6,013	3,544	836	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.75	$1.64	$1.56	$1.45	$1.28	$1.38	$1.32	$1.28	$1.26	$1.22
Accumulation unit value at end of period	$1.69	$1.75	$1.64	$1.56	$1.45	$1.28	$1.38	$1.32	$1.28	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	107,141	156,667	174,738	214,494	447,493	430,993	408,270	351,043	257,273	190,125

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.14	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.61	$1.28	$1.14	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,248	1,392	844	229	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.75	$1.55	$1.65	$1.42	$1.13	$1.91	$1.79	$1.51	$1.34	$1.14
Accumulation unit value at end of period	$2.20	$1.75	$1.55	$1.65	$1.42	$1.13	$1.91	$1.79	$1.51	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	87,069	99,992	126,113	156,962	307,581	329,220	363,274	383,460	278,737	181,318

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,137	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$0.95	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.14	$0.95	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,910	1,839	1,102	414	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$2.43	$2.03	$2.60	$2.19	$1.27	$2.77	$2.02	$1.53	$1.15	$0.94
Accumulation unit value at end of period	$2.36	$2.43	$2.03	$2.60	$2.19	$1.27	$2.77	$2.02	$1.53	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	18,677	22,279	27,455	33,567	47,289	61,879	50,491	51,867	44,244	16,315

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.13	$1.08	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,699	2,020	1,190	353	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.90	$1.81	$1.74	$1.65	$1.49	$1.51	$1.42	$1.34	$1.43	$1.31
Accumulation unit value at end of period	$1.74	$1.90	$1.81	$1.74	$1.65	$1.49	$1.51	$1.42	$1.34	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	36,258	48,278	56,664	68,524	137,253	142,773	141,675	123,834	102,876	72,702

RIVERSOURCE VARIABLE ACCOUNT 10  ■  41

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.29	$1.13	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,568	2,838	1,107	225	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$2.09	$1.82	$1.74	$1.54	$1.01	$1.37	$1.35	$1.23	$1.20	$1.08
Accumulation unit value at end of period	$2.20	$2.09	$1.82	$1.74	$1.54	$1.01	$1.37	$1.35	$1.23	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	55,214	64,192	73,576	89,489	111,734	125,862	186,775	221,767	237,711	236,566

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.13	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.28	$1.13	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,891	1,475	587	160	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.76	$1.55	$1.47	$1.31	$0.93	$1.16	$1.14	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.83	$1.76	$1.55	$1.47	$1.31	$0.93	$1.16	$1.14	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	24,731	32,890	34,819	39,448	141,698	76,770	65,977	61,812	18,068	783

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.19	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.20	$1.03	$1.19	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	889	446	166	44	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.05	$0.90	$1.04	$0.92	$0.73	$1.24	$1.11	$0.90	$0.80	$0.69
Accumulation unit value at end of period	$1.27	$1.05	$0.90	$1.04	$0.92	$0.73	$1.24	$1.11	$0.90	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	14,336	16,902	21,875	27,645	35,421	42,730	58,762	64,541	61,793	40,351

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.16	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.38	$1.16	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,074	553	92	23	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.73	$0.61	$0.64	$0.55	$0.41	$0.74	$0.72	$0.66	$0.61	$0.57
Accumulation unit value at end of period	$0.94	$0.73	$0.61	$0.64	$0.55	$0.41	$0.74	$0.72	$0.66	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	44,063	51,318	60,544	72,817	90,930	116,110	186,447	216,237	212,229	135,373

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.26	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.42	$1.26	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	553	251	40	9	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.92	$0.82	$0.79	$0.68	$0.55	$0.96	$0.94	$0.82	$0.78	$0.75
Accumulation unit value at end of period	$1.22	$0.92	$0.82	$0.79	$0.68	$0.55	$0.96	$0.94	$0.82	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	69,472	84,369	100,737	120,427	147,939	180,807	242,876	290,744	144,230	94,730

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.07	$1.02	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,142	1,603	889	432	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,356	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98,193	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	541,712	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,279,309	956,051	—	—	—	—	—	—	—	—

 42  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.15	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.55	$1.15	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,062	30,586	39,805	50,453	214,161	176,791	113,001	66,352	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,266	9,260	12,277	16,307	20,723	26,849	22,702	32,712	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.27	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.17	$1.07	$1.27	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	384	92	91	19	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22	$1.11	$1.03
Accumulation unit value at end of period	$1.80	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	10,976	13,009	16,901	21,606	26,343	25,504	35,043	43,939	31,419	35,498

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.26	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.34	$1.14	$1.26	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,383	354	215	50	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19	$1.00	—
Accumulation unit value at end of period	$1.98	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	10,346	11,045	14,817	19,331	32,037	45,362	43,555	54,642	4,982	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	707	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$1.04	$0.91	$0.91	$0.80	$0.64	$1.03	$0.99	$0.86	$0.84	$0.77
Accumulation unit value at end of period	$1.36	$1.04	$0.91	$0.91	$0.80	$0.64	$1.03	$0.99	$0.86	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	38,404	40,265	46,053	55,090	65,626	73,795	92,416	104,302	122,070	117,372

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.17	$1.20	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.37	$1.17	$1.20	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	533	91	52	32	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.35	$1.15	$1.18	$0.99	$0.79	$1.32	$1.34	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.84	$1.35	$1.15	$1.18	$0.99	$0.79	$1.32	$1.34	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	6,539	4,932	6,465	6,063	3,736	2,900	4,152	4,707	3,594	2,030

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.15	$1.27	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.97	$1.34	$1.15	$1.27	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	564	193	81	47	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.85	$1.59	$1.75	$1.39	$1.01	$1.65	$1.74	$1.58	$1.52	$1.29
Accumulation unit value at end of period	$2.72	$1.85	$1.59	$1.75	$1.39	$1.01	$1.65	$1.74	$1.58	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	7,407	8,170	10,076	12,744	15,189	18,734	28,329	38,372	46,718	51,057

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.05	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,947	3,269	1,394	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,116	1,594	1,177	498	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.34	$1.33	$1.33	$1.30	$1.24	$1.29	$1.24	$1.20	$1.20	$1.20
Accumulation unit value at end of period	$1.30	$1.34	$1.33	$1.33	$1.30	$1.24	$1.29	$1.24	$1.20	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	37,054	52,934	61,501	78,228	88,306	108,778	104,637	108,222	121,249	130,386

RIVERSOURCE VARIABLE ACCOUNT 10  ■  43

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.75	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,008	21,622	25,966	26,305	26,662	22,011	12,631	26,224	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,629	2,284	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65,553	50,815	55,759	56,862	105,964	79,727	71,987	59,159	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	76,647	84,137	102,175	120,336	167,696	237,020	166,815	127,364	—	—

Fidelity® VIP Growth & Income Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.23	$1.05	$1.04	$0.91	$0.73	$1.26	$1.14	$1.01	$0.95	$0.91
Accumulation unit value at end of period	$1.62	$1.23	$1.05	$1.04	$0.91	$0.73	$1.26	$1.14	$1.01	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	16,171	19,404	23,702	32,463	43,167	55,844	75,513	89,221	108,101	127,378

Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.77	$1.34	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	28,446	32,761	38,733	47,072	57,593	72,387	96,482	112,864	121,317	119,521

Fidelity® VIP Mid Cap Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$3.79	$3.33	$3.77	$2.95	$2.13	$3.56	$3.11	$2.79	$2.38	$1.93
Accumulation unit value at end of period	$5.10	$3.79	$3.33	$3.77	$2.95	$2.13	$3.56	$3.11	$2.79	$2.38
Number of accumulation units outstanding at end of period (000 omitted)	10,285	12,401	16,339	22,725	32,282	41,030	52,936	63,504	70,537	72,884

Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57	$1.27
Accumulation unit value at end of period	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	43,257	50,560	63,182	76,313	106,479	136,525	156,364	174,833	157,678	117,171

Fidelity® VIP Overseas Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.18	$0.98	$1.20	$1.07	$0.86	$1.54	$1.33	$1.14	$0.96	$0.86
Accumulation unit value at end of period	$1.52	$1.18	$0.98	$1.20	$1.07	$0.86	$1.54	$1.33	$1.14	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	5,705	7,128	9,288	14,044	19,097	24,686	32,307	37,262	40,363	43,553

Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.43	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62	$1.39	$1.18	$1.05
Accumulation unit value at end of period	$1.84	$1.43	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62	$1.39	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	14,012	16,360	20,346	24,715	29,954	37,943	48,192	52,627	48,642	42,672

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,729	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$2.37	$1.88	$2.01	$1.68	$1.42	$2.49	$3.18	$2.66	$2.37	$1.81
Accumulation unit value at end of period	$2.40	$2.37	$1.88	$2.01	$1.68	$1.42	$2.49	$3.18	$2.66	$2.37
Number of accumulation units outstanding at end of period (000 omitted)	17,380	18,941	21,820	25,510	31,073	39,491	59,503	81,589	88,911	80,587

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,629	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$2.82	$2.40	$2.52	$1.98	$1.55	$2.34	$2.42	$2.09	$1.94	$1.58
Accumulation unit value at end of period	$3.80	$2.82	$2.40	$2.52	$1.98	$1.55	$2.34	$2.42	$2.09	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	12,772	14,443	18,246	22,799	28,730	36,256	46,935	55,078	55,521	44,541

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17	$1.04
Accumulation unit value at end of period	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	20,113	22,778	27,767	33,994	39,361	47,292	65,658	63,662	50,166	33,241

 44  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,007	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$2.98	$2.54	$2.74	$2.21	$1.68	$2.69	$2.63	$2.29	$2.05	$1.64
Accumulation unit value at end of period	$3.92	$2.98	$2.54	$2.74	$2.21	$1.68	$2.69	$2.63	$2.29	$2.05
Number of accumulation units outstanding at end of period (000 omitted)	22,012	26,253	33,368	41,459	51,883	65,990	96,413	112,452	117,932	84,473

Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$1.90	$1.70	$1.71	$1.32	$1.05	$1.60	$1.94	$1.74	$1.66	$1.44
Accumulation unit value at end of period	$2.56	$1.90	$1.70	$1.71	$1.32	$1.05	$1.60	$1.94	$1.74	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	1,370	1,617	2,042	3,152	3,988	5,064	7,429	9,981	12,490	14,537

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$1.09	$0.96	$0.93	$0.84	$0.70	$1.12	$1.15	$1.02	$0.97	$0.85
Accumulation unit value at end of period	$1.49	$1.09	$0.96	$0.93	$0.84	$0.70	$1.12	$1.15	$1.02	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	32,151	38,124	45,869	57,775	70,758	87,685	126,734	160,736	168,697	108,140

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,650	5,741	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,219	21,813	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,139	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.39	$1.18	$1.22	$1.07	$0.84	$1.32	$1.36	$1.18	$1.15	$1.00
Accumulation unit value at end of period	$1.87	$1.39	$1.18	$1.22	$1.07	$0.84	$1.32	$1.36	$1.18	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	30,112	35,922	43,939	51,081	95,224	120,656	113,380	130,395	96,755	18,714

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.08	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.08	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,509	4,566	4,289	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.78	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,335	4,583	4,633	4,675	5,414	5,240	3,964	15,226	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09	$1.00	—
Accumulation unit value at end of period	$1.70	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	15,539	17,045	20,480	24,477	76,801	53,711	23,729	1,198	107	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,337	6,385	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,529	5,179	—	—	—	—	—	—	—	—

Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$0.90	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79	$0.72	$0.71	$0.69
Accumulation unit value at end of period	$1.12	$0.90	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79	$0.72	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	7,262	8,097	9,279	10,745	11,446	8,853	10,072	12,094	14,960	8,076

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,339	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  45

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Janus Aspen Series Enterprise Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.80	$0.69	$0.71	$0.57	$0.40	$0.72	$0.59	$0.53	$0.48	$0.40
Accumulation unit value at end of period	$1.05	$0.80	$0.69	$0.71	$0.57	$0.40	$0.72	$0.59	$0.53	$0.48
Number of accumulation units outstanding at end of period (000 omitted)	4,877	5,538	6,760	9,504	12,181	15,191	18,083	20,670	24,803	30,043

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,772	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,944	60	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.58	$0.49	$0.54	$0.44	$0.28	$0.51	$0.42	$0.40	$0.36	$0.36
Accumulation unit value at end of period	$0.78	$0.58	$0.49	$0.54	$0.44	$0.28	$0.51	$0.42	$0.40	$0.36
Number of accumulation units outstanding at end of period (000 omitted)	8,912	10,178	12,352	16,131	19,312	16,671	19,559	22,668	24,131	27,479

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,102	10,929	13,639	18,753	168,562	128,192	72,177	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.31	$1.17	$1.75	$1.41	$0.80	$1.68	$1.33	$0.91	$0.70	$0.59
Accumulation unit value at end of period	$1.49	$1.31	$1.17	$1.75	$1.41	$0.80	$1.68	$1.33	$0.91	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	15,967	20,796	28,873	39,710	46,612	54,116	64,174	61,879	59,325	61,390

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,416	—	—	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$0.84	$0.72	$0.73	$0.66	$0.48	$0.76	$0.69	$0.65	$0.63	$0.59
Accumulation unit value at end of period	$1.08	$0.84	$0.72	$0.73	$0.66	$0.48	$0.76	$0.69	$0.65	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	22,333	26,339	29,974	35,505	44,235	44,360	58,819	73,300	84,506	78,223

MFS® New Discovery Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$1.37	$1.15	$1.29	$0.96	$0.60	$0.99	$0.98	$0.88	$0.84	$0.80
Accumulation unit value at end of period	$1.92	$1.37	$1.15	$1.29	$0.96	$0.60	$0.99	$0.98	$0.88	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	12,730	14,561	18,476	17,906	20,432	22,831	31,915	38,120	48,503	60,214

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18	$0.91
Accumulation unit value at end of period	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	22,161	24,763	28,483	30,235	35,891	43,832	51,479	45,869	35,163	18,264

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,018	11,521	13,857	16,073	38,794	50,326	29,814	27,318	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,523	7,547	11,091	11,306	12,049	11,266	9,199	17,529	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.08	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,805	3,744	4,654	5,093	40,525	41,079	30,611	26,517	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.14	$1.19	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.25	$1.14	$1.19	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	362	191	137	12	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.62	$1.35	$1.49	$1.30	$0.94	$1.59	$1.51	$1.30	$1.15	$1.00
Accumulation unit value at end of period	$2.03	$1.62	$1.35	$1.49	$1.30	$0.94	$1.59	$1.51	$1.30	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	13,330	14,055	16,697	18,638	21,263	24,950	32,187	34,962	20,721	6,121

 46  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.57	$1.40	$1.41	$1.24	$1.06	$1.25	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.55	$1.57	$1.40	$1.41	$1.24	$1.06	$1.25	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	106,841	136,644	159,925	193,872	350,910	395,298	360,480	226,000	94,657	11,924

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.59	$1.36	$1.41	$1.16	$0.85	$1.39	$1.42	$1.25	$1.15	$1.00
Accumulation unit value at end of period	$2.21	$1.59	$1.36	$1.41	$1.16	$0.85	$1.39	$1.42	$1.25	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	8,651	8,534	9,937	12,889	15,634	18,861	23,107	22,606	12,037	4,085

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40,275	51,223	49,462	49,921	127,629	131,661	82,318	76,067	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,373	1,076	—	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,683	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.34	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10	$1.08	$0.96	$0.91
Accumulation unit value at end of period	$1.87	$1.34	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10	$1.08	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	4,170	4,303	5,005	5,824	7,349	8,551	11,073	13,569	14,517	11,248

Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.28	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61	$1.27	$1.15	$1.00
Accumulation unit value at end of period	$1.63	$1.28	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61	$1.27	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	4,853	5,772	7,324	8,590	10,504	13,381	18,697	21,524	23,458	24,819

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.23	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.66	$1.23	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,713	7,461	9,245	11,503	—	—	—	—	—	—

Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/15/1999)
Accumulation unit value at beginning of period	$3.59	$3.37	$3.87	$3.00	$1.92	$3.41	$3.32	$2.76	$2.50	$2.22
Accumulation unit value at end of period	$4.30	$3.59	$3.37	$3.87	$3.00	$1.92	$3.41	$3.32	$2.76	$2.50
Number of accumulation units outstanding at end of period (000 omitted)	3,219	4,108	5,376	7,434	9,775	11,919	16,534	20,055	22,867	27,132

Third Avenue Value Portfolio (09/21/1999)
Accumulation unit value at beginning of period	$2.75	$2.18	$2.80	$2.48	$1.72	$3.08	$3.27	$2.85	$2.51	$2.12
Accumulation unit value at end of period	$3.24	$2.75	$2.18	$2.80	$2.48	$1.72	$3.08	$3.27	$2.85	$2.51
Number of accumulation units outstanding at end of period (000 omitted)	4,084	4,999	6,239	8,717	12,094	15,600	23,616	28,313	32,580	33,905

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	856	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	205,762	177,549	153,074	45,018	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80,004	87,969	109,521	123,203	—	—	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.06	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,882	1,851	479	120	—	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.19	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.34	$1.19	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	432	162	101	15	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  47

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,428	—	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.11	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.16	$1.11	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,568	1,542	739	310	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.38	$1.32	$1.21	$1.18	$1.11	$1.12	$1.05	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.30	$1.38	$1.32	$1.21	$1.18	$1.11	$1.12	$1.05	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	33,722	48,160	54,821	63,669	192,220	113,444	88,734	95,224	51,906	1,504

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.03	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.24	$1.03	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,717	1,263	833	244	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.21	$1.29	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.44	$1.21	$1.29	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,833	836	553	149	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.14	$1.07	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	134,759	211,589	152,207	39,107	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.14	$1.07	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	91,676	146,041	137,636	129,583	—	—	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$0.94	$1.18	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.09	$0.94	$1.18	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,071	459	359	89	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.12	$1.06	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,938	1,624	1,214	172	—	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	408	—	—	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.20	$1.24	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.32	$1.20	$1.24	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	771	700	442	57	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.16	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.22	$1.07	$1.16	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,496	533	369	28	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.06	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	762	1,027	678	437	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.19	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.38	$1.20	$1.19	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	663	328	156	46	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.14	$1.16	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.31	$1.14	$1.16	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,292	425	287	33	—	—	—	—	—	—

 48  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.19	$1.09	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,372,194	1,323,161	1,036,629	372,331	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.19	$1.09	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	704,894	756,580	839,441	951,448	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.21	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	755,350	671,792	586,675	199,756	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.21	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	336,824	380,336	451,744	514,222	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	370,454	457,930	335,257	125,196	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	235,162	314,235	323,133	335,424	—	—	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.07	$1.20	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.38	$1.07	$1.20	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,042	906	442	140	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.20	$1.17	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.35	$1.20	$1.17	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,032	618	230	26	—	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.22	$1.23	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.37	$1.22	$1.23	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	298	177	51	6	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.27	$1.29	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.93	$1.40	$1.27	$1.29	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	536	295	193	10	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.16	$1.23	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.31	$1.16	$1.23	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	748	447	224	132	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59	$1.51	$1.27
Accumulation unit value at end of period	$2.86	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	13,581	16,925	21,324	26,229	81,111	85,345	79,474	69,587	72,463	57,581

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.06	$1.04	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	549	756	268	35	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.01	$1.17	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.01	$1.17	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	635	123	59	6	—	—	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  49

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.11	$1.16	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.22	$1.11	$1.16	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	655	445	380	103	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,310	7,221	9,394	12,490	163,841	98,708	55,721	57,963	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.23	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.32	$1.14	$1.23	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	857	588	340	45	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.48	$1.28	$1.38	$1.14	$0.84	$1.34	$1.28	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.99	$1.48	$1.28	$1.38	$1.14	$0.84	$1.34	$1.28	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2,014	2,101	2,436	2,760	3,165	3,807	5,203	5,724	5,777	2,540

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.02	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$1.02	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	613	308	172	74	—	—	—	—	—	—

Wanger International (09/15/1999)
Accumulation unit value at beginning of period	$2.60	$2.16	$2.55	$2.06	$1.39	$2.58	$2.24	$1.65	$1.37	$1.06
Accumulation unit value at end of period	$3.15	$2.60	$2.16	$2.55	$2.06	$1.39	$2.58	$2.24	$1.65	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	27,965	32,328	41,066	50,298	80,522	88,899	108,613	122,718	114,381	79,981

Wanger USA (09/15/1999)
Accumulation unit value at beginning of period	$2.27	$1.91	$2.00	$1.64	$1.16	$1.94	$1.86	$1.74	$1.58	$1.35
Accumulation unit value at end of period	$3.01	$2.27	$1.91	$2.00	$1.64	$1.16	$1.94	$1.86	$1.74	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	36,897	43,824	54,608	67,604	100,879	117,299	145,262	164,257	169,886	140,320

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14	$1.09	$1.01
Accumulation unit value at end of period	$1.70	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	6,211	7,204	8,819	11,303	15,303	19,992	28,981	29,215	32,466	31,201

Wells Fargo Advantage VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.34	$1.20	$1.39	$1.20	$1.05	$1.82	$1.60	$1.31	$1.15	$1.00
Accumulation unit value at end of period	$1.59	$1.34	$1.20	$1.39	$1.20	$1.05	$1.82	$1.60	$1.31	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	7,648	9,560	12,050	15,532	69,836	8,283	11,475	12,674	9,815	2,086

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13	$0.97
Accumulation unit value at end of period	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	9,027	10,721	13,842	9,802	11,212	13,585	18,131	21,391	25,313	25,983

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91	$0.81
Accumulation unit value at end of period	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	8,750	10,201	12,890	18,266	20,853	19,000	23,653	17,655	14,334	16,103

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	770	—	—	—	—	—	—	—	—	—

 50  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.06	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14	$1.06	$1.00	—
Accumulation unit value at end of period	$1.29	$1.06	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	201	280	378	500	609	425	664	2,023	333	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (02/13/2002)
Accumulation unit value at beginning of period	$1.38	$1.19	$1.13	$1.01	$0.85	$1.45	$1.40	$1.21	$1.16	$1.06
Accumulation unit value at end of period	$1.84	$1.38	$1.19	$1.13	$1.01	$0.85	$1.45	$1.40	$1.21	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,346	3,991	4,844	5,815	7,705	10,045	14,240	18,481	20,739	16,610

AllianceBernstein VPS International Value Portfolio (Class B) (02/13/2002)
Accumulation unit value at beginning of period	$1.55	$1.37	$1.72	$1.67	$1.25	$2.71	$2.59	$1.94	$1.68	$1.36
Accumulation unit value at end of period	$1.89	$1.55	$1.37	$1.72	$1.67	$1.25	$2.71	$2.59	$1.94	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	6,771	8,028	9,932	12,904	19,906	29,486	32,186	31,867	25,568	11,679

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	374	—	—	—	—	—	—	—	—	—

American Century VP International, Class II (02/13/2002)
Accumulation unit value at beginning of period	$1.61	$1.35	$1.55	$1.38	$1.05	$1.92	$1.64	$1.33	$1.19	$1.05
Accumulation unit value at end of period	$1.95	$1.61	$1.35	$1.55	$1.38	$1.05	$1.92	$1.64	$1.33	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2,059	2,211	2,794	3,276	3,810	5,162	6,589	7,826	7,538	4,969

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.15	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.48	$1.15	$1.00	$1.02	$0.87	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,161	1,069	1,093	1,356	5,341	7,412	9,862	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99	$1.04	$1.00	—
Accumulation unit value at end of period	$1.59	$1.18	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	1,137	1,320	1,442	1,610	1,815	2,188	2,203	12,931	2,015	—

American Century VP Value, Class II (02/13/2002)
Accumulation unit value at beginning of period	$1.59	$1.40	$1.41	$1.26	$1.06	$1.46	$1.56	$1.33	$1.28	$1.13
Accumulation unit value at end of period	$2.07	$1.59	$1.40	$1.41	$1.26	$1.06	$1.46	$1.56	$1.33	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	6,277	7,263	8,740	9,687	11,068	13,643	20,382	24,433	25,428	16,423

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,890	446	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (02/13/2002)
Accumulation unit value at beginning of period	$1.35	$1.24	$1.20	$1.08	$0.87	$1.28	$1.26	$1.17	$1.11	$1.04
Accumulation unit value at end of period	$1.58	$1.35	$1.24	$1.20	$1.08	$0.87	$1.28	$1.26	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,365	1,338	1,430	1,553	1,706	1,873	2,380	3,270	3,186	2,458

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.24	$1.05	$1.05	$0.84	$0.60	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.81	$1.24	$1.05	$1.05	$0.84	$0.60	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	361	311	307	364	497	443	225	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.48	$1.31	$1.29	$1.16	$0.94	$1.36	$1.35	$1.19	$1.16	$1.07
Accumulation unit value at end of period	$1.79	$1.48	$1.31	$1.29	$1.16	$0.94	$1.36	$1.35	$1.19	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	4,776	4,618	5,115	6,232	8,438	2,967	5,018	4,466	3,385	2,471

Columbia Variable Portfolio – Cash Management Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.06	$1.07	$1.08	$1.09	$1.10	$1.08	$1.04	$1.01	$0.99	$1.00
Accumulation unit value at end of period	$1.05	$1.06	$1.07	$1.08	$1.09	$1.10	$1.08	$1.04	$1.01	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	7,544	9,286	10,407	13,198	23,076	51,260	39,420	37,806	22,067	19,507

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  51

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	217	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	269	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.53	$1.44	$1.36	$1.27	$1.12	$1.21	$1.16	$1.12	$1.11	$1.07
Accumulation unit value at end of period	$1.48	$1.53	$1.44	$1.36	$1.27	$1.12	$1.21	$1.16	$1.12	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	16,830	23,880	26,268	33,910	89,692	93,379	103,330	87,923	50,746	22,751

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.77	$1.57	$1.67	$1.44	$1.14	$1.94	$1.82	$1.53	$1.36	$1.17
Accumulation unit value at end of period	$2.23	$1.77	$1.57	$1.67	$1.44	$1.14	$1.94	$1.82	$1.53	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	16,712	18,169	22,186	27,619	59,080	64,717	69,629	75,610	47,282	24,579

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	199	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$3.23	$2.71	$3.46	$2.92	$1.69	$3.70	$2.70	$2.04	$1.54	$1.25
Accumulation unit value at end of period	$3.14	$3.23	$2.71	$3.46	$2.92	$1.69	$3.70	$2.70	$2.04	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	3,421	3,741	4,202	4,807	7,245	11,453	9,394	9,829	8,412	1,983

Columbia Variable Portfolio – Global Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.85	$1.75	$1.69	$1.60	$1.45	$1.47	$1.38	$1.31	$1.39	$1.28
Accumulation unit value at end of period	$1.69	$1.85	$1.75	$1.69	$1.60	$1.45	$1.47	$1.38	$1.31	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	5,125	7,311	8,322	10,119	24,423	26,925	31,193	26,716	18,771	8,568

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.22	$1.94	$1.85	$1.64	$1.08	$1.46	$1.44	$1.32	$1.28	$1.16
Accumulation unit value at end of period	$2.34	$2.22	$1.94	$1.85	$1.64	$1.08	$1.46	$1.44	$1.32	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	5,972	6,844	7,401	8,986	10,600	13,016	20,960	27,180	28,189	24,305

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,334	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.75	$1.54	$1.46	$1.31	$0.93	$1.15	$1.14	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.82	$1.75	$1.54	$1.46	$1.31	$0.93	$1.15	$1.14	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4,373	5,473	5,360	6,861	29,266	19,612	20,632	21,052	7,061	300

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.65	$1.42	$1.63	$1.45	$1.15	$1.94	$1.74	$1.42	$1.26	$1.08
Accumulation unit value at end of period	$1.99	$1.65	$1.42	$1.63	$1.45	$1.15	$1.94	$1.74	$1.42	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	1,526	1,780	2,246	2,671	3,118	3,748	5,324	5,986	5,133	2,551

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.18	$0.99	$1.03	$0.89	$0.66	$1.19	$1.17	$1.06	$0.99	$0.92
Accumulation unit value at end of period	$1.52	$1.18	$0.99	$1.03	$0.89	$0.66	$1.19	$1.17	$1.06	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	4,171	4,822	5,957	7,579	9,725	12,689	20,603	24,725	23,296	7,403

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.00	$0.86	$0.70	$1.22	$1.20	$1.05	$1.00	$0.95
Accumulation unit value at end of period	$1.55	$1.17	$1.04	$1.00	$0.86	$0.70	$1.22	$1.20	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	6,899	8,622	10,274	13,426	16,370	18,986	23,697	27,942	27,550	4,862

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	381	—	—	—	—	—	—	—	—	—

 52  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,316	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,808	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.15	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.55	$1.15	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,799	5,755	7,119	8,954	47,208	42,915	31,378	21,100	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.96	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.14	$0.96	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,785	2,072	2,622	3,409	4,016	5,121	4,198	9,849	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.43	$1.30	$1.55	$1.24	$0.76	$1.40	$1.24	$1.26	$1.15	$1.07
Accumulation unit value at end of period	$1.86	$1.43	$1.30	$1.55	$1.24	$0.76	$1.40	$1.24	$1.26	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	935	1,050	1,366	1,677	2,137	2,135	2,984	4,676	5,505	5,961

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.45	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36	$1.19	$1.00	—
Accumulation unit value at end of period	$1.97	$1.45	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	1,944	2,080	2,719	3,568	6,370	9,682	9,445	15,321	622	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	271	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.19	$1.05	$0.84	$1.35	$1.30	$1.14	$1.10	$1.01
Accumulation unit value at end of period	$1.79	$1.37	$1.20	$1.19	$1.05	$0.84	$1.35	$1.30	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	4,282	4,258	5,018	5,760	6,575	7,849	10,644	13,132	14,184	11,269

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.17	$0.98	$0.79	$1.31	$1.33	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.83	$1.34	$1.14	$1.17	$0.98	$0.79	$1.31	$1.33	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	851	801	699	657	520	582	925	1,124	921	450

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.78	$1.52	$1.68	$1.34	$0.97	$1.59	$1.68	$1.52	$1.46	$1.25
Accumulation unit value at end of period	$2.61	$1.78	$1.52	$1.68	$1.34	$0.97	$1.59	$1.68	$1.52	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	961	1,027	1,185	1,364	1,760	2,383	3,378	4,827	5,744	5,617

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.16	$1.13	$1.09	$1.13	$1.08	$1.05	$1.04	$1.05
Accumulation unit value at end of period	$1.13	$1.17	$1.16	$1.16	$1.13	$1.09	$1.13	$1.08	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5,201	7,912	8,324	9,876	11,597	12,804	12,583	16,153	18,707	17,403

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.85	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.75	$0.85	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,636	5,119	5,777	6,003	6,589	4,848	3,423	9,239	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	764	129	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.24	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.24	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,781	9,306	9,353	8,826	20,977	18,362	19,211	18,826	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.17	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,816	16,958	19,991	23,331	32,815	53,546	45,072	40,094	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  53

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Fidelity® VIP Growth & Income Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.38	$1.18	$1.18	$1.04	$0.83	$1.44	$1.30	$1.16	$1.09	$1.04
Accumulation unit value at end of period	$1.83	$1.38	$1.18	$1.18	$1.04	$0.83	$1.44	$1.30	$1.16	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	5,645	6,449	7,478	9,202	10,988	14,570	20,111	25,441	28,158	27,602

Fidelity® VIP Mid Cap Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.38	$2.10	$2.37	$1.86	$1.35	$2.25	$1.97	$1.77	$1.52	$1.23
Accumulation unit value at end of period	$3.20	$2.38	$2.10	$2.37	$1.86	$1.35	$2.25	$1.97	$1.77	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	11,367	13,281	16,089	19,376	28,494	38,797	44,787	53,339	46,944	30,787

Fidelity® VIP Overseas Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.58	$1.32	$1.62	$1.45	$1.16	$2.09	$1.80	$1.55	$1.32	$1.17
Accumulation unit value at end of period	$2.03	$1.58	$1.32	$1.62	$1.45	$1.16	$2.09	$1.80	$1.55	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	2,343	2,581	3,352	4,194	5,075	6,432	8,255	10,330	9,686	7,474

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	788	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.77	$1.40	$1.50	$1.25	$1.06	$1.86	$2.37	$1.99	$1.77	$1.36
Accumulation unit value at end of period	$1.79	$1.77	$1.40	$1.50	$1.25	$1.06	$1.86	$2.37	$1.99	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	4,216	4,470	5,048	5,793	7,137	9,150	14,263	20,694	22,307	17,231

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	386	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.13	$1.82	$1.91	$1.51	$1.18	$1.77	$1.84	$1.59	$1.47	$1.20
Accumulation unit value at end of period	$2.88	$2.13	$1.82	$1.91	$1.51	$1.18	$1.77	$1.84	$1.59	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	3,323	3,649	4,671	5,667	7,198	8,815	11,862	14,227	13,298	8,980

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.53	$1.35	$1.38	$1.26	$1.01	$1.62	$1.58	$1.35	$1.23	$1.10
Accumulation unit value at end of period	$1.95	$1.53	$1.35	$1.38	$1.26	$1.01	$1.62	$1.58	$1.35	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	4,931	5,753	6,986	8,593	10,913	14,362	21,837	22,449	18,871	13,076

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,092	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (02/13/2002)
Accumulation unit value at beginning of period	$2.19	$1.87	$2.02	$1.63	$1.24	$1.98	$1.94	$1.69	$1.51	$1.21
Accumulation unit value at end of period	$2.89	$2.19	$1.87	$2.02	$1.63	$1.24	$1.98	$1.94	$1.69	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	5,598	6,580	8,180	10,069	12,872	16,558	24,512	29,515	30,996	15,049

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.31	$1.16	$1.12	$1.01	$0.84	$1.35	$1.38	$1.24	$1.17	$1.03
Accumulation unit value at end of period	$1.79	$1.31	$1.16	$1.12	$1.01	$0.84	$1.35	$1.38	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4,261	5,395	6,563	8,681	11,037	13,564	20,871	27,339	30,636	9,922

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,596	6,164	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,115	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.39	$1.18	$1.22	$1.06	$0.84	$1.31	$1.36	$1.18	$1.15	$1.00
Accumulation unit value at end of period	$1.87	$1.39	$1.18	$1.22	$1.06	$0.84	$1.31	$1.36	$1.18	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	10,384	12,690	15,566	19,642	32,587	43,694	51,531	60,771	53,896	12,916

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.08	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.08	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,111	1,020	1,155	—	—	—	—	—	—	—

 54  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.78	$1.28	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,042	843	789	912	956	923	753	5,096	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.44	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38	$1.09	$1.00	—
Accumulation unit value at end of period	$1.69	$1.44	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	2,225	2,584	2,863	3,166	14,695	14,785	8,000	503	2	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95	143	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,060	1,152	—	—	—	—	—	—	—	—

Invesco V.I. Technology Fund, Series I Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.05	$0.95	$1.01	$0.84	$0.54	$0.99	$0.93	$0.85	$0.84	$0.81
Accumulation unit value at end of period	$1.30	$1.05	$0.95	$1.01	$0.84	$0.54	$0.99	$0.93	$0.85	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	1,648	1,876	2,296	2,504	2,935	2,808	2,913	3,543	4,728	1,650

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	614	—	—	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	329	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.48	$1.25	$1.38	$1.12	$0.72	$1.30	$1.08	$1.01	$0.92	$0.92
Accumulation unit value at end of period	$1.98	$1.48	$1.25	$1.38	$1.12	$0.72	$1.30	$1.08	$1.01	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	239	249	332	450	384	367	507	505	468	467

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,656	1,944	2,218	3,203	38,560	33,658	25,246	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (02/13/2002)
Accumulation unit value at beginning of period	$2.31	$2.06	$3.08	$2.49	$1.40	$2.97	$2.34	$1.61	$1.23	$1.05
Accumulation unit value at end of period	$2.61	$2.31	$2.06	$3.08	$2.49	$1.40	$2.97	$2.34	$1.61	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	509	633	970	1,173	1,272	1,603	1,484	1,656	1,555	1,500

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	183	—	—	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (02/13/2002)
Accumulation unit value at beginning of period	$1.31	$1.14	$1.14	$1.03	$0.75	$1.20	$1.09	$1.03	$0.99	$0.92
Accumulation unit value at end of period	$1.69	$1.31	$1.14	$1.14	$1.03	$0.75	$1.20	$1.09	$1.03	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	2,728	2,964	2,867	3,412	4,222	4,927	5,932	8,628	8,658	5,399

MFS® New Discovery Series – Service Class (02/13/2002)
Accumulation unit value at beginning of period	$1.63	$1.36	$1.54	$1.14	$0.71	$1.18	$1.17	$1.04	$1.00	$0.96
Accumulation unit value at end of period	$2.28	$1.63	$1.36	$1.54	$1.14	$0.71	$1.18	$1.17	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,487	1,742	1,875	1,975	2,166	2,718	3,692	5,363	6,257	6,311

MFS® Utilities Series – Service Class (02/13/2002)
Accumulation unit value at beginning of period	$2.99	$2.67	$2.53	$2.25	$1.71	$2.78	$2.20	$1.70	$1.47	$1.14
Accumulation unit value at end of period	$3.56	$2.99	$2.67	$2.53	$2.25	$1.71	$2.78	$2.20	$1.70	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	3,101	3,606	4,150	4,253	5,019	6,021	7,678	8,231	6,871	3,380

RIVERSOURCE VARIABLE ACCOUNT 10  ■  55

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,052	3,249	3,764	4,422	10,214	14,095	9,916	8,886	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.27	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.73	$1.27	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,101	1,378	1,693	1,749	2,148	2,776	2,519	6,372	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.93	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.08	$0.93	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	484	546	638	833	9,498	10,873	10,350	9,305	—	—

Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.61	$1.34	$1.48	$1.29	$0.94	$1.59	$1.51	$1.30	$1.15	$1.00
Accumulation unit value at end of period	$2.02	$1.61	$1.34	$1.48	$1.29	$0.94	$1.59	$1.51	$1.30	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3,950	4,070	4,886	5,713	6,423	8,456	11,884	14,402	11,208	4,318

Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.57	$1.40	$1.40	$1.24	$1.05	$1.24	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.55	$1.57	$1.40	$1.40	$1.24	$1.05	$1.24	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	19,656	26,208	29,094	36,401	70,681	82,157	92,164	64,615	34,899	7,003

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.58	$1.36	$1.40	$1.15	$0.85	$1.38	$1.42	$1.25	$1.15	$1.00
Accumulation unit value at end of period	$2.20	$1.58	$1.36	$1.40	$1.15	$0.85	$1.38	$1.42	$1.25	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,574	2,696	3,482	4,518	5,663	7,256	9,606	10,328	6,924	2,998

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.43	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,420	9,796	8,122	7,695	26,403	31,669	27,066	26,857	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	59	—	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	322	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.38	$1.14	$1.17	$1.15	$0.92	$1.12	$1.14	$1.12	$1.00	$0.94
Accumulation unit value at end of period	$1.94	$1.38	$1.14	$1.17	$1.15	$0.92	$1.12	$1.14	$1.12	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,029	1,185	1,487	1,676	2,116	2,705	3,423	4,490	4,351	2,530

Putnam VT International Equity Fund – Class IB Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.40	$1.16	$1.41	$1.30	$1.05	$1.90	$1.77	$1.40	$1.26	$1.09
Accumulation unit value at end of period	$1.78	$1.40	$1.16	$1.41	$1.30	$1.05	$1.90	$1.77	$1.40	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	880	950	1,199	1,420	1,819	2,476	3,409	3,961	4,252	4,043

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.23	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.66	$1.23	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	311	347	446	574	—	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,079	5,855	5,318	2,096	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,228	21,496	27,553	34,056	—	—	—	—	—	—

 56  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	576	—	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.38	$1.32	$1.21	$1.17	$1.11	$1.12	$1.05	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.29	$1.38	$1.32	$1.21	$1.17	$1.11	$1.12	$1.05	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5,975	8,690	9,442	12,533	40,367	23,321	26,608	31,048	20,279	653

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.13	$1.07	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,732	11,504	8,652	2,295	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.13	$1.07	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,572	19,179	19,636	20,656	—	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	123	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.09	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42,676	36,075	27,954	12,697	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.19	$1.09	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133,361	145,577	165,095	199,338	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.21	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,639	16,416	14,158	6,430	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.21	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63,187	75,514	92,740	118,440	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,571	18,952	15,647	5,250	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38,871	51,433	52,813	58,788	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.02	$1.79	$1.90	$1.54	$1.14	$1.68	$1.79	$1.50	$1.43	$1.21
Accumulation unit value at end of period	$2.69	$2.02	$1.79	$1.90	$1.54	$1.14	$1.68	$1.79	$1.50	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	2,955	3,689	4,645	6,022	20,099	23,170	23,547	19,283	20,683	11,379

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	—	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	831	966	1,360	2,193	38,320	25,636	18,675	20,639	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.47	$1.27	$1.37	$1.14	$0.84	$1.34	$1.28	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.98	$1.47	$1.27	$1.37	$1.14	$0.84	$1.34	$1.28	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	387	366	389	441	522	766	1,469	1,490	1,493	840

RIVERSOURCE VARIABLE ACCOUNT 10  ■  57

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wanger International (02/13/2002)
Accumulation unit value at beginning of period	$3.13	$2.60	$3.08	$2.49	$1.68	$3.12	$2.71	$1.99	$1.66	$1.28
Accumulation unit value at end of period	$3.79	$3.13	$2.60	$3.08	$2.49	$1.68	$3.12	$2.71	$1.99	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	5,243	5,940	7,022	8,554	14,208	16,311	18,491	21,367	19,260	9,273

Wanger USA (02/13/2002)
Accumulation unit value at beginning of period	$2.02	$1.70	$1.78	$1.46	$1.03	$1.73	$1.66	$1.56	$1.41	$1.21
Accumulation unit value at end of period	$2.68	$2.02	$1.70	$1.78	$1.46	$1.03	$1.73	$1.66	$1.56	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	9,057	10,445	12,712	15,507	23,568	28,344	36,469	42,372	41,455	26,304

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.51	$1.35	$1.28	$1.14	$1.00	$1.42	$1.33	$1.20	$1.16	$1.07
Accumulation unit value at end of period	$1.79	$1.51	$1.35	$1.28	$1.14	$1.00	$1.42	$1.33	$1.20	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,040	1,317	1,554	1,870	2,083	2,739	3,917	4,549	5,289	5,233

Wells Fargo Advantage VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.34	$1.19	$1.38	$1.20	$1.05	$1.81	$1.59	$1.31	$1.14	$1.00
Accumulation unit value at end of period	$1.58	$1.34	$1.19	$1.38	$1.20	$1.05	$1.81	$1.59	$1.31	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,888	2,144	2,535	3,118	15,466	3,851	5,245	6,006	4,632	1,316

Wells Fargo Advantage VT Opportunity Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.69	$1.47	$1.58	$1.29	$0.88	$1.48	$1.40	$1.26	$1.18	$1.01
Accumulation unit value at end of period	$2.18	$1.69	$1.47	$1.58	$1.29	$0.88	$1.48	$1.40	$1.26	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,617	1,997	2,590	2,173	2,701	3,344	4,587	6,324	7,621	6,990

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.69	$1.58	$1.68	$1.34	$0.88	$1.52	$1.35	$1.11	$1.06	$0.94
Accumulation unit value at end of period	$2.51	$1.69	$1.58	$1.68	$1.34	$0.88	$1.52	$1.35	$1.11	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,415	1,791	2,077	2,621	2,879	3,050	3,223	2,943	2,596	2,735

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74	—	—	—	—	—	—	—	—	—

 58  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	442	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$0.96	$1.26	$1.08	$0.71	$1.37	$1.15	$1.00
Accumulation unit value at end of period	$1.31	$1.07	$0.96	$1.26	$1.08	$0.71	$1.37	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	670	768	1,028	1,335	1,422	868	826	2,366

AllianceBernstein VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.00	$0.95	$0.85	$0.71	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.54	$1.16	$1.00	$0.95	$0.85	$0.71	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3,853	3,962	3,474	3,473	3,606	3,339	3,809	815

AllianceBernstein VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.74	$0.66	$0.82	$0.80	$0.60	$1.30	$1.24	$1.00
Accumulation unit value at end of period	$0.90	$0.74	$0.66	$0.82	$0.80	$0.60	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	9,681	10,349	12,398	15,576	55,082	134,103	71,496	17,586

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.08	$0.99	$0.73	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$1.61	$1.19	$1.03	$1.08	$0.99	$0.73	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,152	1,164	1,157	917	1,097	905	839	170

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,161	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.43	$1.24	$1.26	$1.07	$0.83	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$1.83	$1.43	$1.24	$1.26	$1.07	$0.83	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,799	3,833	3,927	4,221	25,534	34,239	39,420	1,124

American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.09	$0.96	$0.72	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.67	$1.23	$1.09	$1.09	$0.96	$0.72	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,425	1,616	1,484	1,807	1,872	2,187	1,670	16,170

American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.05	$0.93	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.54	$1.18	$1.04	$1.05	$0.93	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	10,764	9,195	8,675	8,359	9,000	8,788	9,147	3,228

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,657	691	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.24	$1.05	$1.04	$0.84	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.80	$1.24	$1.05	$1.04	$0.84	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	2,011	1,632	1,354	1,342	1,238	929	534	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.08	$0.97	$0.79	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.48	$1.23	$1.09	$1.08	$0.97	$0.79	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	6,121	5,159	5,063	5,955	7,468	2,260	3,045	692

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,502	1,055	202	25	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.05	$1.06	$1.07	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.02	$1.03	$1.04	$1.05	$1.06	$1.07	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	17,103	15,607	22,516	27,422	40,034	78,386	66,258	30,300

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  59

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	576	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,156	1,947	74	9	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.38	$1.30	$1.23	$1.15	$1.01	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.33	$1.38	$1.30	$1.23	$1.15	$1.01	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	28,282	41,230	41,410	46,358	442,738	396,544	332,535	82,281

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.60	$1.28	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,295	619	15	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$0.97	$1.04	$0.90	$0.71	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.38	$1.10	$0.97	$1.04	$0.90	$0.71	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	22,807	23,548	27,856	32,441	313,086	252,046	139,948	47,849

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	340	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,001	484	7	2	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.60	$1.34	$1.72	$1.45	$0.84	$1.83	$1.34	$1.00
Accumulation unit value at end of period	$1.55	$1.60	$1.34	$1.72	$1.45	$0.84	$1.83	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	6,987	7,513	9,013	10,790	37,952	71,157	31,794	8,077

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.13	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	721	540	3	3	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.40	$1.33	$1.28	$1.22	$1.10	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.28	$1.40	$1.33	$1.28	$1.22	$1.10	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	10,356	13,497	15,817	16,568	143,161	130,420	111,551	23,263

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.29	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,376	798	14	7	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.65	$1.44	$1.38	$1.22	$0.80	$1.09	$1.08	$1.00
Accumulation unit value at end of period	$1.73	$1.65	$1.44	$1.38	$1.22	$0.80	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	11,146	11,620	11,121	12,241	12,921	10,347	11,949	4,619

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.28	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,672	882	24	17	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.64	$1.44	$1.37	$1.23	$0.87	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.71	$1.64	$1.44	$1.37	$1.23	$0.87	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	8,334	10,683	10,394	11,029	180,301	95,420	75,951	28,107

 60  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.20	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,023	53	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$0.95	$1.10	$0.98	$0.77	$1.31	$1.18	$1.00
Accumulation unit value at end of period	$1.34	$1.11	$0.95	$1.10	$0.98	$0.77	$1.31	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2,717	2,542	2,968	3,475	3,620	3,288	3,183	1,483

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.37	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	528	159	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$0.96	$1.00	$0.86	$0.64	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.47	$1.14	$0.96	$1.00	$0.86	$0.64	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,344	2,338	2,470	3,012	2,841	2,743	3,731	1,229

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.25	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.41	$1.25	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	236	94	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$1.00	$0.96	$0.83	$0.67	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.49	$1.12	$1.00	$0.96	$0.83	$0.67	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,928	2,295	1,582	1,062	1,185	914	1,147	275

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	599	110	7	8	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,200	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,773	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	157,403	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,100,073	641,242	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (06/26/2006)
Accumulation unit value at beginning of period	$1.23	$1.11	$1.15	$0.95	$0.76	$1.27	$1.09	$1.00
Accumulation unit value at end of period	$1.65	$1.23	$1.11	$1.15	$0.95	$0.76	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	9,542	10,612	12,679	14,397	250,317	170,602	98,884	25,237

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$0.93	$1.12	$0.99	$0.73	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.28	$1.08	$0.93	$1.12	$0.99	$0.73	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3,412	3,767	4,678	5,748	6,844	7,828	5,334	11,268

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.17	$1.07	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94	14	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.21	$1.10	$1.30	$1.04	$0.65	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.57	$1.21	$1.10	$1.30	$1.04	$0.65	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,716	1,845	2,309	2,695	2,466	951	867	201

RIVERSOURCE VARIABLE ACCOUNT 10  ■  61

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.34	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	519	136	6	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.10	$0.90	$0.65	$1.19	$1.09	$1.00
Accumulation unit value at end of period	$1.58	$1.16	$0.99	$1.10	$0.90	$0.65	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	6,339	6,153	8,067	9,643	26,538	41,871	28,850	23,159

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	233	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.05	$1.05	$0.92	$0.74	$1.19	$1.14	$1.00
Accumulation unit value at end of period	$1.57	$1.20	$1.05	$1.05	$0.92	$0.74	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	5,851	4,407	3,792	3,814	3,971	3,649	2,723	808

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	280	146	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.02	$0.86	$0.69	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.59	$1.16	$0.99	$1.02	$0.86	$0.69	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,951	1,309	1,120	1,238	753	543	624	255

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.97	$1.34	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	89	9	1	1	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.10	$0.87	$0.63	$1.04	$1.10	$1.00
Accumulation unit value at end of period	$1.70	$1.16	$0.99	$1.10	$0.87	$0.63	$1.04	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,597	1,319	1,468	1,586	1,107	745	671	344

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.05	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,217	869	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,000	1,769	153	27	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.08	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	6,635	10,948	10,315	13,992	14,488	13,686	5,824	1,511

Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.88	$0.91	$1.06	$0.91	$0.77	$1.18	$1.02	$1.00
Accumulation unit value at end of period	$0.79	$0.88	$0.91	$1.06	$0.91	$0.77	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4,966	6,077	7,027	6,597	6,272	4,552	2,404	11,513

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$0.88	$1.05	$0.96	$0.78	$1.37	$1.18	$1.00
Accumulation unit value at end of period	$1.24	$1.07	$0.88	$1.05	$0.96	$0.78	$1.37	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,855	1,618	1,716	1,949	1,869	2,216	1,461	334

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,148	650	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (06/26/2006)
Accumulation unit value at beginning of period	$1.24	$1.16	$1.15	$1.06	$0.74	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.27	$1.24	$1.16	$1.15	$1.06	$0.74	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	20,466	16,282	18,777	17,997	118,218	85,447	67,726	27,120

 62  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.24	$1.08	$1.12	$0.97	$0.72	$1.27	$1.10	$1.00
Accumulation unit value at end of period	$1.60	$1.24	$1.08	$1.12	$0.97	$0.72	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	27,057	27,675	29,394	31,769	80,198	170,866	120,474	48,092

Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.31	$1.03	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.76	$1.31	$1.15	$1.31	$1.03	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	15,544	16,147	18,656	21,472	79,888	111,747	60,463	18,038

Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.01	$0.85	$1.04	$0.93	$0.75	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.30	$1.01	$0.85	$1.04	$0.93	$0.75	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,821	3,742	4,698	5,049	5,548	5,707	4,948	1,434

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,696	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.90	$0.71	$0.77	$0.64	$0.54	$0.95	$1.21	$1.00
Accumulation unit value at end of period	$0.91	$0.90	$0.71	$0.77	$0.64	$0.54	$0.95	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	5,561	5,431	5,753	5,597	5,633	6,070	7,265	3,157

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,379	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.26	$1.08	$1.13	$0.89	$0.70	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.70	$1.26	$1.08	$1.13	$0.89	$0.70	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	4,556	4,258	5,057	5,828	6,619	6,684	6,312	2,407

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.40	$1.10	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	8,676	9,331	10,509	11,979	12,441	13,358	15,116	4,294

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,370	—	—	—	—	—	—	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$0.94	$0.92	$0.82	$0.68	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.45	$1.07	$0.94	$0.92	$0.82	$0.68	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	3,364	3,355	3,539	3,820	3,784	3,714	4,307	1,797

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,181	1,396	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	963	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$0.98	$1.01	$0.88	$0.70	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.55	$1.15	$0.98	$1.01	$0.88	$0.70	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	5,921	6,137	7,166	8,232	81,027	107,604	68,660	32,553

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.07	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.07	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,211	2,680	1,711	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.35	$1.13	$1.10	$1.06	$0.84	$1.20	$1.08	$1.00
Accumulation unit value at end of period	$1.88	$1.35	$1.13	$1.10	$1.06	$0.84	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,553	2,300	2,394	2,319	2,339	1,902	1,489	7,279

RIVERSOURCE VARIABLE ACCOUNT 10  ■  63

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.22	$1.10	$0.82	$1.40	$1.24	$1.00
Accumulation unit value at end of period	$1.51	$1.29	$1.13	$1.22	$1.10	$0.82	$1.40	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	5,562	5,774	6,515	7,072	94,818	82,817	36,588	566

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	916	983	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,366	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	454	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	755	26	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	3,669	4,256	5,118	6,484	250,167	182,177	115,892	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	297	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.15	$1.04	$0.75	$1.21	$1.10	$1.00
Accumulation unit value at end of period	$1.70	$1.32	$1.14	$1.15	$1.04	$0.75	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,329	2,102	2,127	2,062	1,651	807	641	321

MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.68	$1.50	$1.42	$1.27	$0.96	$1.57	$1.24	$1.00
Accumulation unit value at end of period	$2.00	$1.68	$1.50	$1.42	$1.27	$0.96	$1.57	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	9,699	10,095	10,346	9,996	10,420	10,996	10,760	2,967

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.24	$0.96	$1.08	$0.90	$0.64	$1.16	$1.28	$1.00
Accumulation unit value at end of period	$1.26	$1.24	$0.96	$1.08	$0.90	$0.64	$1.16	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	4,395	4,276	4,699	5,173	38,110	50,443	20,119	11,119

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.39	$1.29	$1.41	$1.07	$0.69	$1.31	$1.08	$1.00
Accumulation unit value at end of period	$1.89	$1.39	$1.29	$1.41	$1.07	$0.69	$1.31	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,465	2,512	3,626	3,564	3,043	2,825	2,863	8,501

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.04	$0.89	$1.02	$0.85	$0.64	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$1.21	$1.04	$0.89	$1.02	$0.85	$0.64	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,851	1,518	1,876	2,095	52,314	49,940	38,901	12,041

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.14	$0.94	$0.72	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.63	$1.20	$1.10	$1.14	$0.94	$0.72	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	991	662	668	663	607	615	433	124

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.30	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,230	1,066	1,205	1,186	1,308	1,236	1,705	113

Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.24	$1.03	$1.14	$1.00	$0.72	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.55	$1.24	$1.03	$1.14	$1.00	$0.72	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	5,861	4,490	4,735	4,933	5,430	5,426	5,428	2,158

 64  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.47	$1.31	$1.32	$1.16	$0.99	$1.17	$1.08	$1.00
Accumulation unit value at end of period	$1.45	$1.47	$1.31	$1.32	$1.16	$0.99	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	34,193	43,699	48,110	52,025	270,231	222,194	182,029	37,454

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.22	$1.05	$1.09	$0.89	$0.66	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.70	$1.22	$1.05	$1.09	$0.89	$0.66	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	5,141	4,035	4,137	4,833	5,411	5,373	5,501	2,177

PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.46	$1.29	$1.28	$1.14	$0.95	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.45	$1.46	$1.29	$1.28	$1.14	$0.95	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	13,849	16,929	14,599	13,843	143,534	158,174	117,365	42,994

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	493	224	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	882	—	—	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	252	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,913	11,278	9,262	4,608	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159,290	166,110	194,646	212,702	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	296	259	3	3	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.34	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	200	66	2	2	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	437	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.11	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.16	$1.11	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	394	521	2	2	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.19	$1.15	$1.09	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.27	$1.35	$1.30	$1.19	$1.15	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	8,189	11,600	12,795	12,681	214,008	81,236	68,621	29,756

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.24	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	722	394	6	2	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	752	204	2	1	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  65

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28,495	31,545	19,166	9,779	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	196,119	303,502	278,439	245,306	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	278	16	2	2	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.05	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.12	$1.05	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,729	611	—	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	119	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.32	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	243	197	7	5	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	337	208	4	4	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	354	398	14	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	313	95	3	2	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	234	47	2	2	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	138,150	112,004	87,051	57,790	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,507,229	1,536,120	1,602,861	1,685,221	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75,415	60,473	51,157	33,804	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	667,633	751,540	850,053	918,448	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54,918	57,975	38,847	21,323	—	—	—	—

 66  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	413,495	507,074	501,599	497,806	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	649	235	5	1	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.35	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	155	80	4	4	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.36	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	161	113	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$1.39	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	73	1	1	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	393	63	2	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.26	$1.13	$1.19	$0.97	$0.72	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.69	$1.26	$1.13	$1.19	$0.97	$0.72	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3,253	3,807	4,661	5,660	145,260	131,215	85,865	10,682

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	333	187	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	160	60	3	1	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	176	103	1	1	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$0.95	$1.00	$0.91	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.33	$1.05	$0.95	$1.00	$0.91	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3,439	3,763	4,460	5,128	244,849	135,010	80,555	31,988

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.32	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	740	107	7	2	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.27	$1.09	$1.18	$0.98	$0.72	$1.16	$1.10	$1.00
Accumulation unit value at end of period	$1.70	$1.27	$1.09	$1.18	$0.98	$0.72	$1.16	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,021	1,061	832	889	792	682	661	84

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	179	323	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  67

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.43	$1.19	$1.41	$1.14	$0.77	$1.43	$1.24	$1.00
Accumulation unit value at end of period	$1.73	$1.43	$1.19	$1.41	$1.14	$0.77	$1.43	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	11,210	11,330	12,955	14,811	75,441	53,867	29,049	11,710

Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.10	$1.15	$0.95	$0.67	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.73	$1.31	$1.10	$1.15	$0.95	$0.67	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	9,333	9,491	10,675	11,753	60,871	53,861	36,284	4,737

Wells Fargo Advantage VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$0.87	$1.01	$0.88	$0.77	$1.33	$1.17	$1.00
Accumulation unit value at end of period	$1.16	$0.98	$0.87	$1.01	$0.88	$0.77	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2,392	3,014	3,409	3,739	122,714	2,444	2,285	776

Wells Fargo Advantage VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.17	$1.25	$1.02	$0.70	$1.18	$1.11	$1.00
Accumulation unit value at end of period	$1.72	$1.33	$1.17	$1.25	$1.02	$0.70	$1.18	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	3,268	3,173	4,080	1,135	1,197	1,080	959	327

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.43	$1.34	$1.42	$1.13	$0.75	$1.29	$1.14	$1.00
Accumulation unit value at end of period	$2.12	$1.43	$1.34	$1.42	$1.13	$0.75	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4,071	3,925	4,337	5,102	4,669	3,444	3,245	854

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	259	—	—	—	—	—	—	—

 68  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$0.96	$1.26	$1.08	$0.71	$1.37	$1.15	$1.00
Accumulation unit value at end of period	$1.30	$1.07	$0.96	$1.26	$1.08	$0.71	$1.37	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	644	809	922	1,049	1,057	587	365	1,142

AllianceBernstein VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$0.99	$0.95	$0.85	$0.71	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.53	$1.15	$0.99	$0.95	$0.85	$0.71	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,459	1,519	1,717	1,850	2,039	1,592	1,556	507

AllianceBernstein VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.74	$0.65	$0.82	$0.80	$0.60	$1.30	$1.24	$1.00
Accumulation unit value at end of period	$0.90	$0.74	$0.65	$0.82	$0.80	$0.60	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	7,467	8,409	10,020	11,867	40,250	87,244	38,356	8,397

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.03	$1.08	$0.99	$0.73	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$1.60	$1.18	$1.03	$1.08	$0.99	$0.73	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	503	408	274	306	239	150	158	111

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	938	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.42	$1.24	$1.26	$1.07	$0.83	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$1.82	$1.42	$1.24	$1.26	$1.07	$0.83	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,987	2,077	2,224	2,309	17,413	21,846	20,594	250

American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.09	$0.95	$0.72	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.66	$1.23	$1.09	$1.09	$0.95	$0.72	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	598	557	591	853	821	577	514	7,306

American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.04	$0.93	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.53	$1.18	$1.04	$1.04	$0.93	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	4,231	4,117	4,303	4,363	4,264	3,835	3,320	1,105

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,896	236	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.23	$1.04	$1.04	$0.84	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.80	$1.23	$1.04	$1.04	$0.84	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	1,209	962	782	879	836	406	182	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.07	$0.97	$0.79	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.48	$1.23	$1.09	$1.07	$0.97	$0.79	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	3,743	2,750	2,998	3,328	4,084	1,157	1,380	306

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,558	163	231	564	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.05	$1.06	$1.07	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$1.03	$1.05	$1.06	$1.07	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	7,883	8,176	10,906	12,070	19,630	37,395	21,785	9,715

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	124	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  69

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	821	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	96	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,744	754	720	133	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.38	$1.29	$1.23	$1.14	$1.01	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.33	$1.38	$1.29	$1.23	$1.14	$1.01	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	11,516	18,800	19,814	22,789	328,316	248,818	163,183	34,539

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.60	$1.28	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	860	342	216	14	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$0.97	$1.03	$0.89	$0.71	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.37	$1.09	$0.97	$1.03	$0.89	$0.71	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	13,069	13,508	15,637	18,439	227,242	159,469	71,512	20,717

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	274	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	584	291	262	66	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.60	$1.34	$1.71	$1.45	$0.84	$1.83	$1.34	$1.00
Accumulation unit value at end of period	$1.55	$1.60	$1.34	$1.71	$1.45	$0.84	$1.83	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	4,900	5,246	5,522	6,267	25,932	45,352	16,836	3,634

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.13	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	225	119	134	48	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.40	$1.33	$1.28	$1.21	$1.10	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.28	$1.40	$1.33	$1.28	$1.21	$1.10	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3,332	5,795	6,279	7,961	103,933	79,449	54,634	9,735

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.29	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,069	307	226	39	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.65	$1.44	$1.38	$1.22	$0.80	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.73	$1.65	$1.44	$1.38	$1.22	$0.80	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4,680	5,322	5,135	6,185	5,553	2,850	3,380	1,111

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.28	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,928	318	652	97	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.64	$1.44	$1.37	$1.23	$0.87	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.70	$1.64	$1.44	$1.37	$1.23	$0.87	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4,478	5,369	4,947	5,172	132,844	59,935	38,612	11,996

 70  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.20	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	170	29	43	16	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$0.95	$1.10	$0.97	$0.77	$1.31	$1.18	$1.00
Accumulation unit value at end of period	$1.34	$1.11	$0.95	$1.10	$0.97	$0.77	$1.31	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,183	1,325	1,620	1,824	1,873	1,656	1,210	490

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.37	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	335	109	90	11	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$0.96	$1.00	$0.86	$0.64	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.47	$1.14	$0.96	$1.00	$0.86	$0.64	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	923	879	1,062	1,117	1,096	1,181	1,382	367

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.25	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.41	$1.25	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	119	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$1.00	$0.96	$0.82	$0.67	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.48	$1.12	$1.00	$0.96	$0.82	$0.67	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	577	593	417	368	375	366	461	129

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	319	181	60	30	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,422	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60,795	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	303,834	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	459,820	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (06/26/2006)
Accumulation unit value at beginning of period	$1.22	$1.10	$1.15	$0.95	$0.76	$1.27	$1.09	$1.00
Accumulation unit value at end of period	$1.64	$1.22	$1.10	$1.15	$0.95	$0.76	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	5,677	6,801	7,920	9,404	185,351	110,062	51,553	11,519

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$0.92	$1.11	$0.99	$0.73	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.28	$1.07	$0.92	$1.11	$0.99	$0.73	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2,877	3,161	3,379	4,074	4,454	4,367	2,855	5,330

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.17	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	366	105	93	29	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.30	$1.04	$0.64	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.56	$1.20	$1.09	$1.30	$1.04	$0.64	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	784	929	1,540	1,299	899	309	239	160

RIVERSOURCE VARIABLE ACCOUNT 10  ■  71

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.34	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	243	69	67	1	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.09	$0.90	$0.65	$1.19	$1.09	$1.00
Accumulation unit value at end of period	$1.58	$1.16	$0.99	$1.09	$0.90	$0.65	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2,886	3,017	3,744	4,691	16,209	25,171	13,681	10,320

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	976	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.05	$1.04	$0.92	$0.74	$1.19	$1.14	$1.00
Accumulation unit value at end of period	$1.56	$1.20	$1.05	$1.04	$0.92	$0.74	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,862	2,240	2,396	2,080	1,603	1,026	1,015	235

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	199	115	58	26	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.02	$0.85	$0.69	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.58	$1.16	$0.99	$1.02	$0.85	$0.69	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	656	461	463	376	286	100	168	24

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.96	$1.34	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	215	74	67	32	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$0.99	$1.09	$0.87	$0.63	$1.04	$1.10	$1.00
Accumulation unit value at end of period	$1.69	$1.15	$0.99	$1.09	$0.87	$0.63	$1.04	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	896	781	676	617	362	263	187	54

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.05	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	707	365	218	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.01	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	994	206	189	42	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.07	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,507	4,645	5,279	6,531	6,712	3,556	1,592	369

Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.88	$0.91	$1.05	$0.91	$0.77	$1.18	$1.02	$1.00
Accumulation unit value at end of period	$0.78	$0.88	$0.91	$1.05	$0.91	$0.77	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4,239	4,449	5,100	5,474	4,737	3,330	1,797	5,526

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$0.88	$1.04	$0.96	$0.78	$1.37	$1.18	$1.00
Accumulation unit value at end of period	$1.24	$1.07	$0.88	$1.04	$0.96	$0.78	$1.37	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,018	1,139	1,401	1,476	1,405	1,322	712	187

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,593	81	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (06/26/2006)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.27	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	14,511	10,750	9,888	9,427	85,892	52,812	32,564	11,485

 72  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.23	$1.07	$1.12	$0.97	$0.72	$1.27	$1.10	$1.00
Accumulation unit value at end of period	$1.60	$1.23	$1.07	$1.12	$0.97	$0.72	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	16,550	16,893	19,196	20,266	55,492	108,730	62,826	21,709

Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.30	$1.15	$1.31	$1.03	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.75	$1.30	$1.15	$1.31	$1.03	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	9,717	10,305	11,982	13,369	55,298	70,935	30,848	8,140

Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.01	$0.85	$1.04	$0.93	$0.74	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.30	$1.01	$0.85	$1.04	$0.93	$0.74	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,418	1,463	1,595	1,884	1,988	1,887	1,417	577

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	687	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.90	$0.71	$0.76	$0.64	$0.54	$0.95	$1.21	$1.00
Accumulation unit value at end of period	$0.91	$0.90	$0.71	$0.76	$0.64	$0.54	$0.95	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	4,375	3,691	3,952	3,862	3,724	3,060	2,707	1,034

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	778	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.26	$1.08	$1.13	$0.89	$0.70	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.70	$1.26	$1.08	$1.13	$0.89	$0.70	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3,110	3,178	3,786	3,986	3,930	3,508	3,160	896

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$0.97	$0.99	$0.90	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.40	$1.10	$0.97	$0.99	$0.90	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	5,271	5,609	6,373	7,190	7,366	7,976	8,346	2,910

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,200	—	—	—	—	—	—	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.06	$0.94	$0.91	$0.82	$0.68	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.45	$1.06	$0.94	$0.91	$0.82	$0.68	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,064	1,083	1,023	1,238	1,364	1,887	2,280	1,088

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	438	425	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,661	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.54	$1.15	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	3,585	3,976	4,635	4,681	59,457	70,085	36,823	14,779

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.07	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.07	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,702	1,562	1,651	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.35	$1.13	$1.10	$1.06	$0.84	$1.20	$1.08	$1.00
Accumulation unit value at end of period	$1.87	$1.35	$1.13	$1.10	$1.06	$0.84	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,246	962	1,130	988	923	830	730	3,445

RIVERSOURCE VARIABLE ACCOUNT 10  ■  73

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.22	$1.10	$0.82	$1.40	$1.24	$1.00
Accumulation unit value at end of period	$1.50	$1.28	$1.12	$1.22	$1.10	$0.82	$1.40	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2,809	3,039	3,450	3,301	69,225	53,378	18,933	98

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	909	969	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,754	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	299	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	2	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.05	$0.89	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.34	$1.05	$0.89	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	2,391	2,790	3,226	3,982	186,397	119,627	61,515	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	389	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.14	$1.15	$1.03	$0.75	$1.21	$1.10	$1.00
Accumulation unit value at end of period	$1.69	$1.31	$1.14	$1.15	$1.03	$0.75	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,367	1,482	1,252	1,320	1,309	556	314	77

MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.67	$1.49	$1.42	$1.26	$0.96	$1.56	$1.24	$1.00
Accumulation unit value at end of period	$1.99	$1.67	$1.49	$1.42	$1.26	$0.96	$1.56	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	5,179	4,763	5,414	4,597	4,766	4,903	4,728	1,198

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.24	$0.96	$1.08	$0.89	$0.64	$1.16	$1.28	$1.00
Accumulation unit value at end of period	$1.25	$1.24	$0.96	$1.08	$0.89	$0.64	$1.16	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	3,090	3,076	3,474	3,753	28,363	32,801	11,264	5,010

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.38	$1.29	$1.40	$1.07	$0.69	$1.31	$1.08	$1.00
Accumulation unit value at end of period	$1.88	$1.38	$1.29	$1.40	$1.07	$0.69	$1.31	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,412	1,732	2,237	1,802	1,865	2,003	1,241	3,807

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.04	$0.88	$1.02	$0.84	$0.63	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$1.21	$1.04	$0.88	$1.02	$0.84	$0.63	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,135	1,263	1,289	1,411	38,615	32,229	20,665	5,540

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.14	$0.94	$0.72	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.63	$1.20	$1.09	$1.14	$0.94	$0.72	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	429	473	543	527	473	442	467	131

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.29	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	410	362	478	487	614	558	739	14

Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.14	$0.99	$0.72	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.55	$1.23	$1.03	$1.14	$0.99	$0.72	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2,734	2,626	2,786	2,749	2,662	2,483	2,223	890

 74  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.46	$1.31	$1.31	$1.16	$0.99	$1.17	$1.08	$1.00
Accumulation unit value at end of period	$1.44	$1.46	$1.31	$1.31	$1.16	$0.99	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	17,016	21,536	23,258	25,717	187,936	133,107	88,028	15,783

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.22	$1.05	$1.08	$0.89	$0.66	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.69	$1.22	$1.05	$1.08	$0.89	$0.66	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,685	2,726	3,160	3,510	3,623	3,710	3,313	1,148

PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.46	$1.29	$1.28	$1.14	$0.95	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.45	$1.46	$1.29	$1.28	$1.14	$0.95	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	6,989	9,044	8,355	8,208	106,125	101,673	60,132	18,644

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	207	90	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	576	—	—	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	355	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37,097	30,798	27,379	9,088	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97,109	109,832	142,959	168,024	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	142	72	56	32	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.33	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	102	13	7	7	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	424	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	207	200	79	61	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.35	$1.29	$1.19	$1.15	$1.09	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.26	$1.35	$1.29	$1.19	$1.15	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3,341	5,553	5,537	6,274	157,675	48,593	33,414	12,575

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.24	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	492	195	181	59	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	211	71	62	16	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  75

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24,424	33,352	25,356	11,374	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107,857	191,955	172,997	169,771	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	147	75	74	20	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.05	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.12	$1.05	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,137	974	915	127	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	215	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.32	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	187	117	102	13	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	167	72	35	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	46	8	7	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	215	146	92	12	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	277	83	76	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	205,380	188,879	158,255	77,581	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	964,702	1,029,788	1,147,869	1,296,870	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	135,654	118,429	110,904	43,655	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	350,986	428,503	553,318	640,890	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50,123	55,877	48,500	25,835	—	—	—	—

 76  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	275,868	368,244	376,142	404,992	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	306	159	95	44	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.35	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	186	133	62	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.36	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	109	47	24	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.39	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	82	25	12	6	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87	37	22	17	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.19	$0.97	$0.71	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.68	$1.26	$1.12	$1.19	$0.97	$0.71	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,526	1,854	2,309	2,880	107,087	85,156	45,243	4,783

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	51	28	9	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	157	80	41	5	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	232	69	45	18	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.04	$0.95	$1.00	$0.90	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.32	$1.04	$0.95	$1.00	$0.90	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,631	1,764	2,094	2,609	182,362	88,037	42,507	14,138

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.31	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	165	109	86	20	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.26	$1.09	$1.18	$0.98	$0.72	$1.16	$1.10	$1.00
Accumulation unit value at end of period	$1.70	$1.26	$1.09	$1.18	$0.98	$0.72	$1.16	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	303	293	322	235	179	95	225	61

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.02	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	117	89	44	44	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  77

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.43	$1.19	$1.40	$1.14	$0.77	$1.43	$1.24	$1.00
Accumulation unit value at end of period	$1.73	$1.43	$1.19	$1.40	$1.14	$0.77	$1.43	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	5,572	5,891	6,758	7,421	52,684	32,472	14,103	5,176

Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.30	$1.10	$1.15	$0.94	$0.67	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.73	$1.30	$1.10	$1.15	$0.94	$0.67	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4,824	5,244	5,910	6,752	42,795	34,099	19,102	2,525

Wells Fargo Advantage VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$0.87	$1.01	$0.88	$0.77	$1.33	$1.17	$1.00
Accumulation unit value at end of period	$1.16	$0.98	$0.87	$1.01	$0.88	$0.77	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,596	1,820	1,958	2,182	91,809	1,394	1,157	403

Wells Fargo Advantage VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.16	$1.24	$1.02	$0.70	$1.17	$1.11	$1.00
Accumulation unit value at end of period	$1.72	$1.33	$1.16	$1.24	$1.02	$0.70	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,777	2,194	2,727	711	701	883	413	120

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.42	$1.33	$1.41	$1.13	$0.75	$1.29	$1.14	$1.00
Accumulation unit value at end of period	$2.11	$1.42	$1.33	$1.41	$1.13	$0.75	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,684	1,836	1,868	2,174	1,953	1,467	1,102	248

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	234	—	—	—	—	—	—	—

 78  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.15% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.34	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	23	14

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.25	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	35	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	117	46

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	50	102

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	34	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.03	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	40	15

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	23

RIVERSOURCE VARIABLE ACCOUNT 10  ■  79

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	92	100

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	104	37

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	23	15

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.31	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	26	14

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	21	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	763	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	11,955	8,497

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	8	8

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.00
Accumulation unit value at end of period	$1.24	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	3	3

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.42	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.34	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	16

 80  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.40	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	139	178

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	66	63

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	74	14

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.36	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	23	4

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.44	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	42	20

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  81

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	14	13

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	18	4

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.00
Accumulation unit value at end of period	$1.26	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	4	5

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.37	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.00
Accumulation unit value at end of period	$1.36	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3	6

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.43	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.00
Accumulation unit value at end of period	$1.07	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	12	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$0.94	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.77	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	53	53

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 82  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.00
Accumulation unit value at end of period	$1.25	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	1	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$0.98	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	24	24

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	18	—

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	12	81

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4	10

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	110	8

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	8	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	7

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.28	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	15	8

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,111	318

RIVERSOURCE VARIABLE ACCOUNT 10  ■  83

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.18	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	258	18

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	573	140

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.00
Accumulation unit value at end of period	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	45	40

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.28	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	21	21

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.00
Accumulation unit value at end of period	$1.32	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.26	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	26	5

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	33	32

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	9	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.00
Accumulation unit value at end of period	$1.39	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	5

 84  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  85

Variable account charges of 1.20% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	433	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.05	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13	$1.06	$1.00	—
Accumulation unit value at end of period	$1.27	$1.05	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	309	288	415	437	548	301	264	846	148	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (02/13/2002)
Accumulation unit value at beginning of period	$1.35	$1.17	$1.11	$1.00	$0.84	$1.43	$1.38	$1.20	$1.16	$1.05
Accumulation unit value at end of period	$1.80	$1.35	$1.17	$1.11	$1.00	$0.84	$1.43	$1.38	$1.20	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,714	2,074	2,548	3,288	4,258	6,035	9,112	12,504	14,313	11,547

AllianceBernstein VPS International Value Portfolio (Class B) (02/13/2002)
Accumulation unit value at beginning of period	$1.52	$1.35	$1.69	$1.64	$1.24	$2.68	$2.57	$1.92	$1.67	$1.35
Accumulation unit value at end of period	$1.84	$1.52	$1.35	$1.69	$1.64	$1.24	$2.68	$2.57	$1.92	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	3,099	3,734	4,866	6,458	9,981	15,720	18,897	19,979	16,470	7,898

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.15	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.32	$1.15	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	660	660	250	11	—	—	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	543	—	—	—	—	—	—	—	—	—

American Century VP International, Class II (02/13/2002)
Accumulation unit value at beginning of period	$1.58	$1.32	$1.52	$1.36	$1.03	$1.90	$1.63	$1.32	$1.18	$1.04
Accumulation unit value at end of period	$1.91	$1.58	$1.32	$1.52	$1.36	$1.03	$1.90	$1.63	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	850	987	1,335	1,679	2,015	2,795	3,680	4,188	3,768	2,448

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	599	625	582	775	2,523	4,001	5,266	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04	$1.00	—
Accumulation unit value at end of period	$1.57	$1.16	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	770	915	992	992	1,098	1,338	1,445	6,545	1,015	—

American Century VP Value, Class II (02/13/2002)
Accumulation unit value at beginning of period	$1.56	$1.38	$1.38	$1.24	$1.05	$1.45	$1.54	$1.32	$1.27	$1.13
Accumulation unit value at end of period	$2.02	$1.56	$1.38	$1.38	$1.24	$1.05	$1.45	$1.54	$1.32	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	4,853	4,953	5,339	5,469	6,158	8,079	12,429	15,592	16,716	10,779

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,906	428	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (02/13/2002)
Accumulation unit value at beginning of period	$1.33	$1.21	$1.17	$1.06	$0.86	$1.26	$1.24	$1.16	$1.11	$1.04
Accumulation unit value at end of period	$1.54	$1.33	$1.21	$1.17	$1.06	$0.86	$1.26	$1.24	$1.16	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	614	583	649	737	858	1,073	1,711	2,144	2,283	1,690

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.23	$1.04	$1.04	$0.84	$0.59	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.78	$1.23	$1.04	$1.04	$0.84	$0.59	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	184	116	142	172	204	130	97	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.45	$1.29	$1.27	$1.14	$0.93	$1.35	$1.34	$1.18	$1.15	$1.07
Accumulation unit value at end of period	$1.74	$1.45	$1.29	$1.27	$1.14	$0.93	$1.35	$1.34	$1.18	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3,681	3,269	3,744	4,325	6,111	2,378	4,008	3,764	3,085	2,273

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.99	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$0.99	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,841	2,988	3,304	666	—	—	—	—	—	—

 86  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Cash Management Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03	$1.00	$0.99	$0.99
Accumulation unit value at end of period	$1.02	$1.03	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03	$1.00	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	3,817	3,990	5,730	7,758	14,861	39,094	33,791	33,401	18,979	15,014

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	342	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.13	$1.07	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,597	5,512	3,728	428	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.50	$1.41	$1.34	$1.25	$1.11	$1.20	$1.15	$1.12	$1.11	$1.07
Accumulation unit value at end of period	$1.45	$1.50	$1.41	$1.34	$1.25	$1.11	$1.20	$1.15	$1.12	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	12,817	18,482	20,159	26,396	58,421	63,728	68,622	60,502	37,023	19,654

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.13	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.27	$1.13	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,739	1,079	901	293	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.72	$1.53	$1.63	$1.41	$1.12	$1.91	$1.79	$1.51	$1.35	$1.15
Accumulation unit value at end of period	$2.16	$1.72	$1.53	$1.63	$1.41	$1.12	$1.91	$1.79	$1.51	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	7,057	8,522	11,111	13,939	30,183	36,755	43,798	50,646	33,232	17,932

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	254	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$0.95	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.13	$0.95	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,147	1,444	982	417	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$3.16	$2.65	$3.40	$2.87	$1.67	$3.65	$2.68	$2.02	$1.53	$1.25
Accumulation unit value at end of period	$3.07	$3.16	$2.65	$3.40	$2.87	$1.67	$3.65	$2.68	$2.02	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	1,470	1,611	1,940	2,468	3,600	5,787	5,242	5,716	4,677	1,199

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.13	$1.07	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,916	2,345	1,777	517	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.81	$1.72	$1.66	$1.58	$1.43	$1.46	$1.37	$1.30	$1.38	$1.27
Accumulation unit value at end of period	$1.65	$1.81	$1.72	$1.66	$1.58	$1.43	$1.46	$1.37	$1.30	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	4,069	5,077	5,792	7,371	16,121	18,675	22,272	19,781	15,541	8,857

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.28	$1.12	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,366	2,347	1,717	478	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.18	$1.90	$1.82	$1.62	$1.06	$1.44	$1.43	$1.31	$1.27	$1.15
Accumulation unit value at end of period	$2.28	$2.18	$1.90	$1.82	$1.62	$1.06	$1.44	$1.43	$1.31	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	4,734	5,671	6,355	7,802	9,680	11,973	19,687	25,271	27,474	25,456

RIVERSOURCE VARIABLE ACCOUNT 10  ■  87

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.27	$1.12	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,110	1,881	1,504	171	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.72	$1.52	$1.45	$1.29	$0.92	$1.15	$1.13	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.79	$1.72	$1.52	$1.45	$1.29	$0.92	$1.15	$1.13	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,286	4,217	4,518	5,416	17,730	11,540	12,716	13,255	4,187	271

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.19	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.20	$1.03	$1.19	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	674	522	263	53	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.61	$1.39	$1.60	$1.42	$1.13	$1.92	$1.73	$1.41	$1.25	$1.08
Accumulation unit value at end of period	$1.95	$1.61	$1.39	$1.60	$1.42	$1.13	$1.92	$1.73	$1.41	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	806	885	1,090	1,443	1,829	2,197	3,162	3,800	3,647	2,172

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.15	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.37	$1.15	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	780	441	347	100	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.15	$0.97	$1.02	$0.88	$0.65	$1.18	$1.16	$1.05	$0.98	$0.92
Accumulation unit value at end of period	$1.48	$1.15	$0.97	$1.02	$0.88	$0.65	$1.18	$1.16	$1.05	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	1,991	2,239	2,709	3,547	4,530	6,110	10,992	13,741	13,519	4,079

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.25	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.41	$1.25	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	134	80	49	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.07	$0.92	$0.75	$1.31	$1.29	$1.13	$1.08	$1.03
Accumulation unit value at end of period	$1.65	$1.25	$1.11	$1.07	$0.92	$0.75	$1.31	$1.29	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,670	3,109	3,980	5,013	6,295	7,479	10,299	12,875	11,604	2,482

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.07	$1.02	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,413	1,113	1,220	145	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,637	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,694	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52,708	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	141,007	36,030	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.14	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,887	2,446	3,000	3,790	22,026	20,913	15,689	10,663	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.94	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.12	$0.94	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,243	1,302	1,688	1,766	2,195	2,857	2,426	5,251	—	—

 88  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.27	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.17	$1.06	$1.27	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	338	175	117	32	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.40	$1.27	$1.52	$1.22	$0.75	$1.38	$1.23	$1.25	$1.15	$1.06
Accumulation unit value at end of period	$1.81	$1.40	$1.27	$1.52	$1.22	$0.75	$1.38	$1.23	$1.25	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	453	560	877	1,155	1,372	1,170	1,887	2,741	2,961	3,400

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.14	$1.26	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.33	$1.14	$1.26	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	600	271	231	56	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.43	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35	$1.19	$1.00	—
Accumulation unit value at end of period	$1.94	$1.43	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	814	1,034	1,325	1,680	2,952	5,049	5,225	7,878	393	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	252	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.34	$1.18	$1.17	$1.03	$0.83	$1.34	$1.29	$1.13	$1.10	$1.01
Accumulation unit value at end of period	$1.75	$1.34	$1.18	$1.17	$1.03	$0.83	$1.34	$1.29	$1.13	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	3,312	2,590	3,038	3,421	4,568	5,854	8,187	9,874	10,825	9,241

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.17	$1.20	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.36	$1.17	$1.20	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	427	270	204	40	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.32	$1.12	$1.16	$0.97	$0.78	$1.30	$1.33	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.79	$1.32	$1.12	$1.16	$0.97	$0.78	$1.30	$1.33	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	710	665	477	561	429	584	789	734	632	499

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.15	$1.27	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.96	$1.33	$1.15	$1.27	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	659	471	170	22	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.74	$1.49	$1.65	$1.32	$0.95	$1.57	$1.66	$1.51	$1.45	$1.24
Accumulation unit value at end of period	$2.55	$1.74	$1.49	$1.65	$1.32	$0.95	$1.57	$1.66	$1.51	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	424	452	705	880	971	1,315	2,098	3,358	3,917	3,802

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.05	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,602	3,268	2,125	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.00	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	745	881	1,095	460	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.14	$1.14	$1.14	$1.12	$1.07	$1.11	$1.07	$1.04	$1.04	$1.04
Accumulation unit value at end of period	$1.11	$1.14	$1.14	$1.14	$1.12	$1.07	$1.11	$1.07	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5,295	6,553	7,651	9,727	11,135	13,972	12,745	15,464	16,802	16,700

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.83	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.74	$0.83	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,744	2,125	2,408	2,563	2,966	2,963	1,728	4,962	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	896	228	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  89

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,259	5,538	6,419	6,500	12,792	11,376	13,146	12,200	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,325	10,153	11,122	12,302	15,949	27,515	23,069	20,348	—	—

Fidelity® VIP Growth & Income Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.35	$1.16	$1.16	$1.02	$0.81	$1.42	$1.28	$1.15	$1.09	$1.04
Accumulation unit value at end of period	$1.78	$1.35	$1.16	$1.16	$1.02	$0.81	$1.42	$1.28	$1.15	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2,893	3,338	4,067	5,091	6,236	8,328	12,003	16,152	18,132	18,010

Fidelity® VIP Mid Cap Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.33	$2.05	$2.33	$1.84	$1.33	$2.23	$1.95	$1.76	$1.51	$1.23
Accumulation unit value at end of period	$3.12	$2.33	$2.05	$2.33	$1.84	$1.33	$2.23	$1.95	$1.76	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	5,816	6,547	8,022	9,514	14,164	20,610	25,720	32,335	28,423	18,934

Fidelity® VIP Overseas Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.54	$1.30	$1.59	$1.43	$1.14	$2.07	$1.79	$1.53	$1.31	$1.17
Accumulation unit value at end of period	$1.99	$1.54	$1.30	$1.59	$1.43	$1.14	$2.07	$1.79	$1.53	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	1,403	1,536	1,936	2,441	3,135	4,259	5,901	7,436	6,520	5,276

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	530	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.73	$1.37	$1.47	$1.23	$1.05	$1.84	$2.35	$1.97	$1.76	$1.35
Accumulation unit value at end of period	$1.75	$1.73	$1.37	$1.47	$1.23	$1.05	$1.84	$2.35	$1.97	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	2,260	2,435	2,639	3,274	4,145	5,481	8,852	13,498	15,139	12,119

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	864	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.09	$1.78	$1.88	$1.48	$1.16	$1.75	$1.82	$1.57	$1.46	$1.20
Accumulation unit value at end of period	$2.81	$2.09	$1.78	$1.88	$1.48	$1.16	$1.75	$1.82	$1.57	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	1,922	2,057	2,496	2,911	3,457	4,647	7,056	8,954	8,682	5,338

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.50	$1.33	$1.36	$1.24	$0.99	$1.60	$1.56	$1.34	$1.22	$1.10
Accumulation unit value at end of period	$1.90	$1.50	$1.33	$1.36	$1.24	$0.99	$1.60	$1.56	$1.34	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	2,751	3,107	3,633	4,727	5,705	8,193	12,837	13,922	11,400	7,311

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	681	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (02/13/2002)
Accumulation unit value at beginning of period	$2.15	$1.83	$1.98	$1.60	$1.22	$1.96	$1.92	$1.68	$1.50	$1.21
Accumulation unit value at end of period	$2.82	$2.15	$1.83	$1.98	$1.60	$1.22	$1.96	$1.92	$1.68	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	2,896	3,719	4,717	6,137	7,669	10,448	15,654	19,762	20,011	10,047

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.28	$1.14	$1.10	$0.99	$0.83	$1.33	$1.37	$1.23	$1.17	$1.03
Accumulation unit value at end of period	$1.75	$1.28	$1.14	$1.10	$0.99	$0.83	$1.33	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2,113	2,613	3,289	4,364	5,508	7,207	11,550	15,324	16,269	6,220

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,006	2,437	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,301	—	—	—	—	—	—	—	—	—

 90  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.36	$1.16	$1.20	$1.05	$0.83	$1.30	$1.35	$1.18	$1.15	$1.00
Accumulation unit value at end of period	$1.83	$1.36	$1.16	$1.20	$1.05	$0.83	$1.30	$1.35	$1.18	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	4,816	5,740	7,423	9,203	15,447	21,701	27,381	32,887	26,831	6,418

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.07	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.07	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	810	429	539	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.26	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.75	$1.26	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	367	341	383	387	587	665	456	2,466	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.42	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38	$1.09	$1.00	—
Accumulation unit value at end of period	$1.67	$1.42	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	959	1,079	1,233	1,536	7,083	7,389	4,140	267	5	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	123	153	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	596	682	—	—	—	—	—	—	—	—

Invesco V.I. Technology Fund, Series I Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.03	$0.94	$1.00	$0.83	$0.53	$0.98	$0.92	$0.84	$0.83	$0.80
Accumulation unit value at end of period	$1.27	$1.03	$0.94	$1.00	$0.83	$0.53	$0.98	$0.92	$0.84	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	586	728	1,003	1,578	1,450	1,188	1,544	1,896	2,168	923

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,387	—	—	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	243	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.44	$1.23	$1.36	$1.11	$0.71	$1.29	$1.07	$1.01	$0.91	$0.92
Accumulation unit value at end of period	$1.93	$1.44	$1.23	$1.36	$1.11	$0.71	$1.29	$1.07	$1.01	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	93	96	122	169	178	134	206	215	230	249

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	904	1,063	1,400	1,827	18,450	16,906	12,686	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (02/13/2002)
Accumulation unit value at beginning of period	$2.26	$2.02	$3.02	$2.45	$1.38	$2.93	$2.32	$1.60	$1.23	$1.05
Accumulation unit value at end of period	$2.55	$2.26	$2.02	$3.02	$2.45	$1.38	$2.93	$2.32	$1.60	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	240	318	534	725	806	986	1,042	1,094	854	1,006

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	397	—	—	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (02/13/2002)
Accumulation unit value at beginning of period	$1.28	$1.11	$1.12	$1.01	$0.74	$1.18	$1.08	$1.02	$0.99	$0.92
Accumulation unit value at end of period	$1.65	$1.28	$1.11	$1.12	$1.01	$0.74	$1.18	$1.08	$1.02	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1,178	1,187	1,322	1,440	2,149	2,427	3,135	4,033	4,710	3,047

RIVERSOURCE VARIABLE ACCOUNT 10  ■  91

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

MFS® New Discovery Series – Service Class (02/13/2002)
Accumulation unit value at beginning of period	$1.59	$1.34	$1.51	$1.12	$0.70	$1.17	$1.16	$1.04	$1.00	$0.95
Accumulation unit value at end of period	$2.23	$1.59	$1.34	$1.51	$1.12	$0.70	$1.17	$1.16	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	924	1,014	1,248	1,318	1,542	1,851	2,675	3,472	4,247	4,567

MFS® Utilities Series – Service Class (02/13/2002)
Accumulation unit value at beginning of period	$2.92	$2.61	$2.48	$2.21	$1.69	$2.74	$2.18	$1.68	$1.46	$1.14
Accumulation unit value at end of period	$3.47	$2.92	$2.61	$2.48	$2.21	$1.69	$2.74	$2.18	$1.68	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	2,644	2,679	2,928	2,748	3,343	4,698	6,370	6,302	5,189	2,575

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.17	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,547	1,651	1,854	2,304	4,848	7,113	4,961	4,670	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.70	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	933	1,242	1,686	1,284	1,240	1,487	1,490	3,111	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.91	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.06	$0.91	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	237	220	287	320	4,088	5,048	4,922	4,471	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.14	$1.19	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.24	$1.14	$1.19	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	158	115	81	17	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.58	$1.32	$1.46	$1.28	$0.93	$1.58	$1.50	$1.30	$1.15	$1.00
Accumulation unit value at end of period	$1.98	$1.58	$1.32	$1.46	$1.28	$0.93	$1.58	$1.50	$1.30	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,554	2,440	2,763	2,966	3,414	4,437	6,986	8,796	5,927	2,391

Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.54	$1.38	$1.38	$1.22	$1.04	$1.23	$1.14	$1.08	$1.06	$1.00
Accumulation unit value at end of period	$1.51	$1.54	$1.38	$1.38	$1.22	$1.04	$1.23	$1.14	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	13,581	17,582	20,765	25,920	45,739	58,677	62,902	46,387	23,303	4,223

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.55	$1.33	$1.38	$1.14	$0.84	$1.37	$1.41	$1.24	$1.15	$1.00
Accumulation unit value at end of period	$2.16	$1.55	$1.33	$1.38	$1.14	$0.84	$1.37	$1.41	$1.24	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,577	1,506	1,679	2,099	2,510	3,184	4,773	5,725	3,700	1,477

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,334	9,642	8,325	7,492	15,667	18,406	14,755	14,860	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	332	233	—	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	264	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.35	$1.12	$1.15	$1.13	$0.91	$1.11	$1.13	$1.11	$1.00	$0.94
Accumulation unit value at end of period	$1.89	$1.35	$1.12	$1.15	$1.13	$0.91	$1.11	$1.13	$1.11	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	412	433	508	683	936	1,192	1,630	2,416	2,388	1,649

Putnam VT International Equity Fund – Class IB Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.37	$1.14	$1.39	$1.28	$1.04	$1.87	$1.75	$1.39	$1.25	$1.09
Accumulation unit value at end of period	$1.74	$1.37	$1.14	$1.39	$1.28	$1.04	$1.87	$1.75	$1.39	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	366	444	703	801	1,046	1,497	2,184	2,660	3,019	2,995

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.22	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.22	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107	106	136	189	—	—	—	—	—	—

 92  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.77	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	184	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112,247	95,228	88,245	18,111	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.21	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,048	5,386	7,382	11,130	—	—	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.06	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	991	1,384	857	109	—	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.18	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.33	$1.18	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	247	154	67	14	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	184	—	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.10	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.15	$1.10	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,311	1,762	1,438	237	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.36	$1.30	$1.19	$1.16	$1.10	$1.11	$1.04	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.27	$1.36	$1.30	$1.19	$1.16	$1.10	$1.11	$1.04	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4,528	6,547	7,560	9,304	25,536	17,319	17,958	20,730	13,014	516

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.03	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.24	$1.03	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,717	1,201	943	200	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.21	$1.29	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.43	$1.21	$1.29	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	986	818	446	44	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	106,272	160,513	106,320	31,375	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,689	18,739	19,708	20,762	—	—	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$0.94	$1.18	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.08	$0.94	$1.18	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	929	723	479	118	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.11	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,065	2,672	2,080	490	—	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  93

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.19	$1.24	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.32	$1.19	$1.24	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	574	528	429	39	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.16	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.21	$1.07	$1.16	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	944	741	433	97	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.06	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	728	1,316	1,006	184	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.19	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.73	$1.37	$1.20	$1.19	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	356	218	225	87	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.15	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.30	$1.14	$1.15	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	773	565	344	85	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	970,843	983,581	803,653	267,638	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63,550	66,495	76,905	95,000	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	448,743	416,636	380,432	98,233	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,092	20,325	28,510	43,525	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	236,976	315,033	235,332	82,795	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,130	30,768	33,844	38,588	—	—	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.07	$1.19	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.37	$1.07	$1.19	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,528	1,004	667	155	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.20	$1.17	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.35	$1.20	$1.17	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	752	632	401	10	—	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.21	$1.23	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.36	$1.21	$1.23	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	198	144	91	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.27	$1.29	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.39	$1.27	$1.29	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	272	178	96	18	—	—	—	—	—	—

 94  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.16	$1.23	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.73	$1.30	$1.16	$1.23	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	238	215	165	74	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.97	$1.76	$1.86	$1.52	$1.12	$1.66	$1.77	$1.49	$1.42	$1.20
Accumulation unit value at end of period	$2.63	$1.97	$1.76	$1.86	$1.52	$1.12	$1.66	$1.77	$1.49	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	1,346	1,725	2,181	2,661	9,298	11,506	12,216	10,437	11,559	7,783

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.04	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	502	637	565	159	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.01	$1.17	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.20	$1.01	$1.17	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	347	376	230	6	—	—	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	—	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.11	$1.16	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.21	$1.11	$1.16	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	424	354	310	38	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.00	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.27	$1.00	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	560	547	742	1,020	17,879	12,896	9,646	10,682	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.13	$1.23	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.31	$1.13	$1.23	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	560	544	381	67	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.45	$1.25	$1.35	$1.12	$0.83	$1.33	$1.27	$1.11	$1.12	$1.00
Accumulation unit value at end of period	$1.94	$1.45	$1.25	$1.35	$1.12	$0.83	$1.33	$1.27	$1.11	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	168	218	282	347	389	614	980	1,141	1,193	732

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.02	$1.01	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	335	395	320	163	—	—	—	—	—	—

Wanger International (02/13/2002)
Accumulation unit value at beginning of period	$3.06	$2.55	$3.02	$2.45	$1.66	$3.08	$2.68	$1.98	$1.65	$1.28
Accumulation unit value at end of period	$3.70	$3.06	$2.55	$3.02	$2.45	$1.66	$3.08	$2.68	$1.98	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	2,380	2,671	3,403	4,188	7,020	8,509	10,565	12,918	11,470	5,817

Wanger USA (02/13/2002)
Accumulation unit value at beginning of period	$1.98	$1.67	$1.75	$1.43	$1.02	$1.71	$1.64	$1.54	$1.40	$1.20
Accumulation unit value at end of period	$2.61	$1.98	$1.67	$1.75	$1.43	$1.02	$1.71	$1.64	$1.54	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	3,704	4,290	5,535	7,116	11,266	14,444	19,504	23,503	23,080	15,408

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.48	$1.32	$1.26	$1.12	$0.98	$1.40	$1.32	$1.19	$1.15	$1.06
Accumulation unit value at end of period	$1.74	$1.48	$1.32	$1.26	$1.12	$0.98	$1.40	$1.32	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	445	523	603	776	1,012	1,711	1,996	2,159	2,480	2,738

Wells Fargo Advantage VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.31	$1.17	$1.36	$1.18	$1.04	$1.80	$1.59	$1.31	$1.14	$1.00
Accumulation unit value at end of period	$1.55	$1.31	$1.17	$1.36	$1.18	$1.04	$1.80	$1.59	$1.31	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,078	1,221	1,411	1,780	8,152	2,508	3,470	4,047	3,150	728

Wells Fargo Advantage VT Opportunity Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.65	$1.45	$1.55	$1.27	$0.87	$1.47	$1.39	$1.25	$1.18	$1.01
Accumulation unit value at end of period	$2.13	$1.65	$1.45	$1.55	$1.27	$0.87	$1.47	$1.39	$1.25	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,074	1,295	1,577	941	1,067	1,472	2,414	3,081	3,829	3,698

RIVERSOURCE VARIABLE ACCOUNT 10  ■  95

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.65	$1.55	$1.65	$1.31	$0.87	$1.51	$1.34	$1.10	$1.05	$0.94
Accumulation unit value at end of period	$2.46	$1.65	$1.55	$1.65	$1.31	$0.87	$1.51	$1.34	$1.10	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,040	1,006	1,106	1,331	1,388	1,360	1,799	1,527	1,557	1,643

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	—	—	—	—	—	—	—	—	—

 96  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.06	$0.95	$1.25	$1.07	$0.71	$1.36	$1.15	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.06	$0.95	$1.25	$1.07	$0.71	$1.36	$1.15	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	42	48	56	84	38	42	66	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$0.99	$0.94	$0.84	$0.71	$1.21	$1.17	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.14	$0.99	$0.94	$0.84	$0.71	$1.21	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	202	247	277	181	220	213	268	73	—	—

AllianceBernstein VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.73	$0.65	$0.81	$0.79	$0.60	$1.29	$1.24	$1.00	—	—
Accumulation unit value at end of period	$0.89	$0.73	$0.65	$0.81	$0.79	$0.60	$1.29	$1.24	—	—
Number of accumulation units outstanding at end of period (000 omitted)	857	911	1,158	1,366	2,588	5,358	3,278	875	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.17	$1.02	$1.07	$0.99	$0.73	$1.23	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.59	$1.17	$1.02	$1.07	$0.99	$0.73	$1.23	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	39	17	20	9	12	15	12	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.41	$1.23	$1.25	$1.07	$0.83	$1.11	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.80	$1.41	$1.23	$1.25	$1.07	$0.83	$1.11	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	302	323	327	359	844	1,325	1,557	76	—	—

American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.09	$0.95	$0.71	$1.24	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.64	$1.21	$1.08	$1.09	$0.95	$0.71	$1.24	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	105	96	96	90	96	60	54	508	—	—

American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.04	$0.93	$0.78	$1.09	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.17	$1.03	$1.04	$0.93	$0.78	$1.09	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	941	1,133	1,106	984	753	477	423	118	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	268	31	—	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.22	$1.04	$1.04	$0.84	$0.59	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.78	$1.22	$1.04	$1.04	$0.84	$0.59	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	46	47	46	51	16	5	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (03/05/1996)
Accumulation unit value at beginning of period	$2.02	$1.79	$1.77	$1.60	$1.30	$1.88	$1.87	$1.66	$1.61	$1.49
Accumulation unit value at end of period	$2.43	$2.02	$1.79	$1.77	$1.60	$1.30	$1.88	$1.87	$1.66	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	29,047	31,868	35,492	41,584	50,261	63,701	91,481	134,037	183,540	209,599

Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.07	$0.96	$0.78	$1.13	$1.13	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.22	$1.08	$1.07	$0.96	$0.78	$1.13	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,286	912	953	983	874	134	177	42	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.99	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$0.99	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (03/05/1996)
Accumulation unit value at beginning of period	$1.26	$1.28	$1.30	$1.31	$1.33	$1.31	$1.27	$1.23	$1.21	$1.22
Accumulation unit value at end of period	$1.25	$1.26	$1.28	$1.30	$1.31	$1.33	$1.31	$1.27	$1.23	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	21,182	25,726	33,543	17,657	26,429	52,399	53,380	58,183	42,071	53,578

RIVERSOURCE VARIABLE ACCOUNT 10  ■  97

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Cash Management Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.04	$1.05	$1.06	$1.05	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.00	$1.01	$1.03	$1.04	$1.05	$1.06	$1.05	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,509	4,019	4,601	4,655	7,805	12,817	6,443	2,340	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.13	$1.07	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	145	172	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (03/05/1996)
Accumulation unit value at beginning of period	$1.89	$1.78	$1.69	$1.58	$1.40	$1.51	$1.45	$1.41	$1.40	$1.36
Accumulation unit value at end of period	$1.82	$1.89	$1.78	$1.69	$1.58	$1.40	$1.51	$1.45	$1.41	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	29,291	39,761	43,797	52,791	62,551	74,132	94,011	125,947	161,182	183,879

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.36	$1.28	$1.22	$1.14	$1.01	$1.09	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.36	$1.28	$1.22	$1.14	$1.01	$1.09	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,936	3,269	3,034	3,814	21,366	18,072	15,662	3,649	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.13	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.27	$1.13	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (02/13/2009)
Accumulation unit value at beginning of period	$1.68	$1.49	$1.59	$1.38	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.11	$1.68	$1.49	$1.59	$1.38	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38,256	43,172	51,706	62,741	77,782	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$0.96	$1.03	$0.89	$0.71	$1.20	$1.13	$1.00	—	—
Accumulation unit value at end of period	$1.36	$1.08	$0.96	$1.03	$0.89	$0.71	$1.20	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,125	2,176	2,480	2,761	11,781	9,201	5,950	2,080	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$0.95	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.13	$0.95	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	16	8	2	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (02/13/2009)
Accumulation unit value at beginning of period	$1.99	$1.67	$2.14	$1.81	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.93	$1.99	$1.67	$2.14	$1.81	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,919	25,559	31,273	39,511	47,142	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.58	$1.33	$1.70	$1.44	$0.84	$1.83	$1.34	$1.00	—	—
Accumulation unit value at end of period	$1.53	$1.58	$1.33	$1.70	$1.44	$0.84	$1.83	$1.34	—	—
Number of accumulation units outstanding at end of period (000 omitted)	628	662	686	847	1,478	2,146	1,134	297	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.13	$1.07	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	17	—	—	—	—	—	—	—	—

 98  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Global Bond Fund (Class 3) (05/01/1996)
Accumulation unit value at beginning of period	$2.02	$1.93	$1.86	$1.77	$1.61	$1.63	$1.54	$1.46	$1.55	$1.43
Accumulation unit value at end of period	$1.84	$2.02	$1.93	$1.86	$1.77	$1.61	$1.63	$1.54	$1.46	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	9,073	11,594	13,207	15,395	18,436	24,387	29,881	43,931	63,122	69,347

Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.38	$1.32	$1.27	$1.21	$1.10	$1.12	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.38	$1.32	$1.27	$1.21	$1.10	$1.12	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	711	1,175	1,327	1,441	7,312	6,376	5,574	1,823	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.28	$1.12	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	28	28	—	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (05/01/1996)
Accumulation unit value at beginning of period	$2.31	$2.02	$1.94	$1.72	$1.13	$1.53	$1.52	$1.39	$1.36	$1.23
Accumulation unit value at end of period	$2.42	$2.31	$2.02	$1.94	$1.72	$1.13	$1.53	$1.52	$1.39	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	17,663	20,820	23,616	27,791	34,092	42,231	64,660	107,467	157,929	198,705

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.63	$1.43	$1.37	$1.21	$0.80	$1.08	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.71	$1.63	$1.43	$1.37	$1.21	$0.80	$1.08	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	622	847	822	741	732	714	778	163	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.27	$1.12	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	684	28	23	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.62	$1.43	$1.36	$1.22	$0.87	$1.08	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.68	$1.62	$1.43	$1.36	$1.22	$0.87	$1.08	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	532	750	713	895	7,104	3,302	2,730	1,216	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.19	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.20	$1.03	$1.19	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (03/05/1996)
Accumulation unit value at beginning of period	$1.41	$1.21	$1.40	$1.24	$0.99	$1.68	$1.51	$1.23	$1.09	$0.94
Accumulation unit value at end of period	$1.70	$1.41	$1.21	$1.40	$1.24	$0.99	$1.68	$1.51	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	23,789	26,997	33,208	41,245	51,869	68,928	101,902	154,153	186,228	183,739

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$0.94	$1.09	$0.97	$0.77	$1.31	$1.17	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.10	$0.94	$1.09	$0.97	$0.77	$1.31	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	136	200	273	313	271	145	164	97	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.15	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.37	$1.15	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$0.95	$0.99	$0.86	$0.63	$1.15	$1.13	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.13	$0.95	$0.99	$0.86	$0.63	$1.15	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	183	221	250	311	255	110	192	64	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.25	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.40	$1.25	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (03/05/1996)
Accumulation unit value at beginning of period	$1.48	$1.31	$1.27	$1.09	$0.89	$1.56	$1.53	$1.35	$1.28	$1.23
Accumulation unit value at end of period	$1.95	$1.48	$1.31	$1.27	$1.09	$0.89	$1.56	$1.53	$1.35	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	70,870	79,845	91,927	109,733	134,225	171,961	243,359	364,571	136,706	151,774

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$0.99	$0.95	$0.82	$0.67	$1.17	$1.15	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.11	$0.99	$0.95	$0.82	$0.67	$1.17	$1.15	—	—
Number of accumulation units outstanding at end of period (000 omitted)	253	251	209	162	160	123	116	17	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  99

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.01	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.07	$1.02	$1.01	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (06/26/2006)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.14	$0.95	$0.76	$1.27	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.62	$1.21	$1.09	$1.14	$0.95	$0.76	$1.27	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	968	1,075	1,215	1,359	8,903	5,685	3,534	1,110	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$1.06	$0.91	$1.11	$0.98	$0.72	$1.42	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.06	$0.91	$1.11	$0.98	$0.72	$1.42	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	470	462	469	557	523	415	517	474	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.27	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.17	$1.06	$1.27	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	15	14	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (03/17/2006)
Accumulation unit value at beginning of period	$1.09	$0.99	$1.18	$0.95	$0.59	$1.08	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.09	$0.99	$1.18	$0.95	$0.59	$1.08	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,172	23,576	27,721	31,578	36,757	43,647	58,005	84,783	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.29	$1.04	$0.64	$1.18	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.19	$1.08	$1.29	$1.04	$0.64	$1.18	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	106	118	127	95	46	47	28	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.14	$1.26	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.33	$1.14	$1.26	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$0.98	$1.09	$0.90	$0.64	$1.19	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.15	$0.98	$1.09	$0.90	$0.64	$1.19	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	256	297	403	460	951	1,356	1,081	810	—	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.19	$1.04	$1.04	$0.91	$0.74	$1.18	$1.14	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.19	$1.04	$1.04	$0.91	$0.74	$1.18	$1.14	—	—
Number of accumulation units outstanding at end of period (000 omitted)	302	406	438	441	294	214	205	12	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.17	$1.20	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.36	$1.17	$1.20	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—	—	—	—	—	—

 100  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.15	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	127	81	89	53	5	4	3	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.15	$1.27	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.95	$1.33	$1.15	$1.27	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$0.98	$1.09	$0.87	$0.63	$1.04	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.67	$1.14	$0.98	$1.09	$0.87	$0.63	$1.04	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	54	59	82	83	22	46	24	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.05	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	59	41	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.00	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.09	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.09	$1.09	$1.07	$1.03	$1.07	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,029	1,516	1,823	2,648	2,470	1,011	451	45	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.87	$0.90	$1.05	$0.91	$0.77	$1.18	$1.02	$1.00	—	—
Accumulation unit value at end of period	$0.77	$0.87	$0.90	$1.05	$0.91	$0.77	$1.18	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	504	498	583	663	769	609	510	738	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.06	$0.87	$1.04	$0.96	$0.78	$1.36	$1.18	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.06	$0.87	$1.04	$0.96	$0.78	$1.36	$1.18	—	—
Number of accumulation units outstanding at end of period (000 omitted)	274	236	280	311	312	230	123	66	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	143	24	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (06/26/2006)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.14	$1.05	$0.74	$1.03	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.22	$1.15	$1.14	$1.05	$0.74	$1.03	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,312	1,779	2,005	1,589	5,344	4,095	3,491	1,613	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.22	$1.07	$1.11	$0.96	$0.72	$1.27	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.58	$1.22	$1.07	$1.11	$0.96	$0.72	$1.27	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,127	2,960	2,966	3,081	4,468	6,247	4,856	1,983	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.14	$1.30	$1.02	$0.74	$1.24	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.73	$1.29	$1.14	$1.30	$1.02	$0.74	$1.24	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,636	1,733	1,819	2,025	3,636	4,270	2,609	824	—	—

Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.00	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.00	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	300	301	320	390	449	372	336	120	—	—

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	206	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.88	$0.70	$0.75	$0.63	$0.53	$0.94	$1.20	$1.00	—	—
Accumulation unit value at end of period	$0.89	$0.88	$0.70	$0.75	$0.63	$0.53	$0.94	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	614	557	568	694	600	374	322	108	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  101

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.25	$1.07	$1.13	$0.89	$0.70	$1.05	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.68	$1.25	$1.07	$1.13	$0.89	$0.70	$1.05	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	247	259	295	341	328	274	319	119	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$0.97	$1.00	$0.91	$0.73	$1.17	$1.15	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.10	$0.97	$1.00	$0.91	$0.73	$1.17	$1.15	—	—
Number of accumulation units outstanding at end of period (000 omitted)	817	855	946	1,026	936	862	939	403	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	135	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	374	351	304	348	278	233	489	186	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	88	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	184	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$0.97	$1.00	$0.88	$0.69	$1.09	$1.13	$1.00	—	—
Accumulation unit value at end of period	$1.53	$1.14	$0.97	$1.00	$0.88	$0.69	$1.09	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	593	614	703	826	3,240	3,645	2,734	1,254	—	—

Invesco V.I. Core Equity Fund, Series I Shares (03/05/1996)
Accumulation unit value at beginning of period	$2.22	$1.97	$2.00	$1.85	$1.46	$2.11	$1.98	$1.72	$1.65	$1.53
Accumulation unit value at end of period	$2.83	$2.22	$1.97	$2.00	$1.85	$1.46	$2.11	$1.98	$1.72	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	36,480	41,628	49,041	58,751	72,541	92,625	128,470	199,591	281,112	351,566

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.07	$0.91	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.07	$0.91	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	92	68	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.12	$1.09	$1.06	$0.84	$1.19	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.85	$1.33	$1.12	$1.09	$1.06	$0.84	$1.19	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	115	85	97	39	42	21	34	203	—	—

Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.27	$1.11	$1.21	$1.09	$0.82	$1.39	$1.23	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.27	$1.11	$1.21	$1.09	$0.82	$1.39	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	344	313	319	368	3,232	2,467	1,191	21	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	63	—	—	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	436	—	—	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	—	—	—	—	—	—	—	—	—

 102  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	—	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	240	320	359	477	8,361	5,624	3,686	—	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	267	—	—	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.30	$1.13	$1.14	$1.03	$0.75	$1.20	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.67	$1.30	$1.13	$1.14	$1.03	$0.75	$1.20	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	368	359	320	308	341	166	147	60	—	—

MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.66	$1.48	$1.41	$1.26	$0.96	$1.56	$1.24	$1.00	—	—
Accumulation unit value at end of period	$1.97	$1.66	$1.48	$1.41	$1.26	$0.96	$1.56	$1.24	—	—
Number of accumulation units outstanding at end of period (000 omitted)	504	486	531	519	499	436	440	101	—	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.22	$0.95	$1.07	$0.89	$0.64	$1.16	$1.28	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.22	$0.95	$1.07	$0.89	$0.64	$1.16	$1.28	—	—
Number of accumulation units outstanding at end of period (000 omitted)	306	312	356	436	1,306	1,624	799	494	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.37	$1.28	$1.39	$1.07	$0.69	$1.31	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.86	$1.37	$1.28	$1.39	$1.07	$0.69	$1.31	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	229	221	205	188	206	163	210	295	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.02	$0.88	$1.01	$0.84	$0.63	$1.19	$1.17	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.02	$0.88	$1.01	$0.84	$0.63	$1.19	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94	104	91	109	1,622	1,455	1,246	432	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.13	$0.93	$0.72	$1.21	$1.14	$1.00	—	—
Accumulation unit value at end of period	$1.61	$1.19	$1.08	$1.13	$0.93	$0.72	$1.21	$1.14	—	—
Number of accumulation units outstanding at end of period (000 omitted)	130	118	128	113	71	70	31	13	—	—

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$1.01	$0.90	$0.95	$0.84	$0.64	$1.12	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.01	$0.90	$0.95	$0.84	$0.64	$1.12	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	103	126	183	120	74	45	—	—	—

Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.22	$1.02	$1.13	$0.99	$0.72	$1.22	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.53	$1.22	$1.02	$1.13	$0.99	$0.72	$1.22	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	828	838	847	807	631	521	383	108	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.45	$1.30	$1.31	$1.15	$0.99	$1.17	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.45	$1.30	$1.31	$1.15	$0.99	$1.17	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,076	3,703	4,013	4,615	13,258	11,659	10,327	3,211	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.21	$1.04	$1.08	$0.89	$0.66	$1.07	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.68	$1.21	$1.04	$1.08	$0.89	$0.66	$1.07	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	336	340	352	430	378	262	374	133	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.45	$1.28	$1.27	$1.14	$0.95	$1.14	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.45	$1.28	$1.27	$1.14	$0.95	$1.14	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,030	2,306	2,096	1,585	5,695	5,995	4,401	1,767	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  103

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—	—	—	—

Putnam VT Multi-Cap Growth Fund – Class IA Shares (03/05/1996)
Accumulation unit value at beginning of period	$1.59	$1.37	$1.46	$1.24	$0.94	$1.56	$1.49	$1.38	$1.27	$1.16
Accumulation unit value at end of period	$2.15	$1.59	$1.37	$1.46	$1.24	$0.94	$1.56	$1.49	$1.38	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	30,597	34,299	39,973	47,515	57,178	71,705	97,679	149,236	206,197	265,044

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,962	1,512	1,375	203	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,445	4,233	4,638	4,914	—	—	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.10	$1.06	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.18	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.33	$1.18	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	135	—	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.10	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.15	$1.10	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	13	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.34	$1.28	$1.18	$1.15	$1.09	$1.10	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.34	$1.28	$1.18	$1.15	$1.09	$1.10	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	683	1,029	1,099	1,299	9,808	3,985	3,202	1,572	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.23	$1.03	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	—	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.21	$1.29	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.43	$1.21	$1.29	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	6	4	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,852	4,741	3,692	1,762	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,518	19,722	19,589	23,879	—	—	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$0.94	$1.18	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.08	$0.94	$1.18	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	15	7	—	—	—	—	—	—	—

 104  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.11	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	31	34	—	—	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.24	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.31	$1.19	$1.24	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.06	$1.16	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.21	$1.06	$1.16	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.06	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.19	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.73	$1.37	$1.20	$1.19	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	19	6	2	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.15	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.30	$1.14	$1.15	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,017	15,675	14,804	7,564	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37,695	40,536	45,364	50,299	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,503	7,743	7,528	3,727	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,987	19,791	22,032	24,539	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,354	7,326	6,257	1,853	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.16	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,523	22,396	24,570	26,919	—	—	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.07	$1.19	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.37	$1.07	$1.19	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.20	$1.17	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.34	$1.20	$1.17	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	14	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  105

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.21	$1.23	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.36	$1.21	$1.23	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.26	$1.29	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.39	$1.26	$1.29	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.16	$1.23	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.73	$1.30	$1.16	$1.23	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.18	$0.96	$0.71	$1.05	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.66	$1.25	$1.11	$1.18	$0.96	$0.71	$1.05	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	197	230	322	442	4,674	3,930	2,808	336	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.04	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	—	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.01	$1.17	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.01	$1.17	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.11	$1.16	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.21	$1.11	$1.16	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	177	173	218	345	7,802	4,317	2,683	1,144	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.13	$1.23	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.31	$1.13	$1.23	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	10	4	—	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.68	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	62	74	61	32	32	20	2	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.02	$1.01	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.41	$1.18	$1.39	$1.13	$0.76	$1.42	$1.24	$1.00	—	—
Accumulation unit value at end of period	$1.71	$1.41	$1.18	$1.39	$1.13	$0.76	$1.42	$1.24	—	—
Number of accumulation units outstanding at end of period (000 omitted)	698	717	782	886	2,664	1,819	1,115	495	—	—

Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.09	$1.14	$0.94	$0.67	$1.12	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.71	$1.29	$1.09	$1.14	$0.94	$0.67	$1.12	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	834	881	928	987	2,463	2,064	1,447	279	—	—

Wells Fargo Advantage VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$0.86	$1.00	$0.87	$0.77	$1.33	$1.17	$1.00	—	—
Accumulation unit value at end of period	$1.14	$0.97	$0.86	$1.00	$0.87	$0.77	$1.33	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	204	195	219	250	4,686	97	111	62	—	—

 106  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wells Fargo Advantage VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.32	$1.15	$1.24	$1.01	$0.69	$1.17	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.70	$1.32	$1.15	$1.24	$1.01	$0.69	$1.17	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	185	226	291	83	61	40	29	7	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.41	$1.32	$1.40	$1.12	$0.74	$1.28	$1.14	$1.00	—	—
Accumulation unit value at end of period	$2.09	$1.41	$1.32	$1.40	$1.12	$0.74	$1.28	$1.14	—	—
Number of accumulation units outstanding at end of period (000 omitted)	253	295	313	351	260	183	186	65	—	—

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  107

Variable account charges of 1.30% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	412	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.06	$0.95	$1.25	$1.07	$0.71	$1.36	$1.15	$1.00
Accumulation unit value at end of period	$1.28	$1.06	$0.95	$1.25	$1.07	$0.71	$1.36	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	213	214	293	443	419	280	300	564

AllianceBernstein VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.51	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	512	480	431	492	733	800	801	293

AllianceBernstein VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.73	$0.65	$0.81	$0.79	$0.60	$1.29	$1.24	$1.00
Accumulation unit value at end of period	$0.88	$0.73	$0.65	$0.81	$0.79	$0.60	$1.29	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	3,513	3,914	4,688	5,887	17,833	45,368	24,195	5,843

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.17	$1.02	$1.07	$0.99	$0.73	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$1.58	$1.17	$1.02	$1.07	$0.99	$0.73	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	814	630	485	344	242	206	102	23

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	742	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.40	$1.22	$1.25	$1.06	$0.83	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.80	$1.40	$1.22	$1.25	$1.06	$0.83	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,059	1,168	1,278	1,384	6,247	11,348	12,685	267

American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.08	$0.95	$0.71	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.64	$1.21	$1.08	$1.08	$0.95	$0.71	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	233	312	337	421	482	466	414	4,125

American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.03	$0.93	$0.78	$1.08	$1.16	$1.00
Accumulation unit value at end of period	$1.51	$1.16	$1.03	$1.03	$0.93	$0.78	$1.08	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,201	3,226	2,947	2,972	3,160	2,591	2,786	903

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,067	295	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.22	$1.04	$1.03	$0.84	$0.59	$1.01	$1.00	—
Accumulation unit value at end of period	$1.77	$1.22	$1.04	$1.03	$0.84	$0.59	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	640	444	337	376	292	292	125	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.07	$0.96	$0.78	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.46	$1.21	$1.08	$1.07	$0.96	$0.78	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	3,300	1,982	2,107	2,324	2,917	622	930	225

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,680	811	166	397	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.04	$1.05	$1.06	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$1.02	$1.04	$1.05	$1.06	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	3,150	3,834	4,783	8,312	14,792	30,883	25,294	9,800

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	—	—	—	—	—	—	—

 108  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	406	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.13	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,775	4,315	671	239	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.36	$1.28	$1.22	$1.14	$1.01	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.31	$1.36	$1.28	$1.22	$1.14	$1.01	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	7,338	12,205	12,964	15,943	167,503	147,502	119,779	26,100

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.27	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,365	456	88	12	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$0.96	$1.02	$0.89	$0.71	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.35	$1.08	$0.96	$1.02	$0.89	$0.71	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	6,330	6,495	7,829	9,754	98,890	78,564	42,436	14,023

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	139	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,157	788	256	111	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.57	$1.32	$1.70	$1.44	$0.84	$1.83	$1.34	$1.00
Accumulation unit value at end of period	$1.53	$1.57	$1.32	$1.70	$1.44	$0.84	$1.83	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	1,981	2,151	2,465	3,314	10,719	21,216	9,418	2,130

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	762	474	133	119	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.38	$1.31	$1.27	$1.21	$1.10	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.26	$1.38	$1.31	$1.27	$1.21	$1.10	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3,322	4,691	5,320	6,376	53,805	47,521	39,217	7,409

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,077	1,312	219	41	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.63	$1.42	$1.36	$1.21	$0.80	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.70	$1.63	$1.42	$1.36	$1.21	$0.80	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,887	3,491	3,685	4,147	4,227	2,938	3,520	1,205

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.27	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,341	426	105	26	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.61	$1.42	$1.36	$1.22	$0.87	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.67	$1.61	$1.42	$1.36	$1.22	$0.87	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,726	3,545	3,834	4,656	62,856	31,638	24,436	8,700

RIVERSOURCE VARIABLE ACCOUNT 10  ■  109

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	238	197	165	84	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$0.94	$1.09	$0.97	$0.77	$1.31	$1.17	$1.00
Accumulation unit value at end of period	$1.32	$1.09	$0.94	$1.09	$0.97	$0.77	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	678	781	1,050	1,317	1,358	1,342	1,247	266

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	405	96	45	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$0.95	$0.99	$0.86	$0.63	$1.15	$1.13	$1.00
Accumulation unit value at end of period	$1.44	$1.12	$0.95	$0.99	$0.86	$0.63	$1.15	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	340	357	332	442	473	586	868	220

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	300	62	1	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$0.98	$0.95	$0.82	$0.67	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.46	$1.11	$0.98	$0.95	$0.82	$0.67	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	325	423	340	256	304	444	536	207

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	859	471	294	154	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,528	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,067	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31,656	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	349,573	238,831	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (06/26/2006)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.14	$0.95	$0.76	$1.27	$1.09	$1.00
Accumulation unit value at end of period	$1.62	$1.21	$1.09	$1.14	$0.95	$0.76	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2,678	3,335	4,130	5,333	81,378	54,827	31,528	7,437

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$1.06	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.26	$1.06	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,439	1,472	1,680	2,130	2,414	2,757	2,052	3,503

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	214	73	60	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.29	$1.04	$0.64	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.54	$1.19	$1.08	$1.29	$1.04	$0.64	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	320	335	469	651	529	153	191	44

 110  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.33	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	453	113	62	1	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$0.98	$1.08	$0.90	$0.64	$1.19	$1.09	$1.00
Accumulation unit value at end of period	$1.55	$1.14	$0.98	$1.08	$0.90	$0.64	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,702	1,798	2,073	2,723	6,758	12,410	8,621	6,289

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	407	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.54	$1.18	$1.04	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,371	1,317	1,085	1,006	911	1,062	1,259	361

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.36	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	450	171	65	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.56	$1.15	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	606	354	337	384	274	159	73	20

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$1.33	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	247	70	21	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$0.98	$1.08	$0.87	$0.63	$1.04	$1.10	$1.00
Accumulation unit value at end of period	$1.67	$1.14	$0.98	$1.08	$0.87	$0.63	$1.04	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	582	444	404	366	285	123	147	51

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,098	1,556	296	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	331	269	187	66	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.06	$1.09	$1.09	$1.09	$1.07	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,847	4,567	5,602	6,485	6,519	5,026	2,324	623

Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.87	$0.90	$1.04	$0.91	$0.77	$1.18	$1.01	$1.00
Accumulation unit value at end of period	$0.77	$0.87	$0.90	$1.04	$0.91	$0.77	$1.18	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,860	2,201	2,577	2,791	2,321	1,653	1,007	3,433

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$0.87	$1.03	$0.95	$0.77	$1.36	$1.18	$1.00
Accumulation unit value at end of period	$1.22	$1.05	$0.87	$1.03	$0.95	$0.77	$1.36	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	345	325	458	646	764	826	586	205

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	808	562	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (06/26/2006)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.25	$1.22	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	9,645	7,197	8,341	8,780	44,355	33,621	26,240	10,136

RIVERSOURCE VARIABLE ACCOUNT 10  ■  111

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.22	$1.06	$1.11	$0.96	$0.72	$1.27	$1.10	$1.00
Accumulation unit value at end of period	$1.57	$1.22	$1.06	$1.11	$0.96	$0.72	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	9,784	10,025	10,542	11,951	26,262	55,331	38,145	14,254

Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.14	$1.29	$1.02	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.73	$1.29	$1.14	$1.29	$1.02	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	4,905	4,805	5,555	6,949	23,688	36,142	18,414	5,441

Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.00	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.28	$1.00	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	878	859	1,077	1,365	1,556	1,670	1,294	483

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	451	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.89	$0.70	$0.76	$0.63	$0.54	$0.95	$1.21	$1.00
Accumulation unit value at end of period	$0.89	$0.89	$0.70	$0.76	$0.63	$0.54	$0.95	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2,791	2,659	2,525	2,730	2,586	2,319	2,457	1,107

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,174	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.24	$1.06	$1.12	$0.89	$0.69	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.67	$1.24	$1.06	$1.12	$0.89	$0.69	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,708	1,505	1,730	1,829	1,834	2,047	2,059	1,064

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.37	$1.09	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3,165	3,381	4,076	4,866	5,084	5,780	6,302	2,030

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,027	—	—	—	—	—	—	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	640	601	487	575	698	825	1,284	665

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	259	213	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,124	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$0.97	$1.00	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.52	$1.14	$0.97	$1.00	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,957	2,098	2,455	2,823	26,277	34,546	21,804	9,512

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.07	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.07	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	741	573	439	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.12	$1.09	$1.05	$0.84	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$1.84	$1.33	$1.12	$1.09	$1.05	$0.84	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	577	498	508	571	583	577	362	1,832

 112  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.26	$1.11	$1.21	$1.09	$0.82	$1.39	$1.23	$1.00
Accumulation unit value at end of period	$1.48	$1.26	$1.11	$1.21	$1.09	$0.82	$1.39	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,187	1,386	1,632	2,081	29,799	26,041	11,042	102

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	255	367	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,461	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	199	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	5	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.33	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	1,287	1,514	1,713	2,336	80,099	57,559	35,017	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	436	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.30	$1.13	$1.14	$1.03	$0.75	$1.20	$1.10	$1.00
Accumulation unit value at end of period	$1.66	$1.30	$1.13	$1.14	$1.03	$0.75	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	552	526	500	777	698	479	325	80

MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.65	$1.48	$1.41	$1.26	$0.96	$1.56	$1.24	$1.00
Accumulation unit value at end of period	$1.96	$1.65	$1.48	$1.41	$1.26	$0.96	$1.56	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	3,269	3,682	3,758	3,729	4,001	3,917	3,235	1,005

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.22	$0.95	$1.07	$0.89	$0.64	$1.16	$1.28	$1.00
Accumulation unit value at end of period	$1.24	$1.22	$0.95	$1.07	$0.89	$0.64	$1.16	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1,677	1,694	2,093	2,262	11,746	15,705	6,278	3,387

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.36	$1.27	$1.39	$1.06	$0.69	$1.31	$1.08	$1.00
Accumulation unit value at end of period	$1.85	$1.36	$1.27	$1.39	$1.06	$0.69	$1.31	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	895	1,061	1,364	1,265	1,329	1,340	1,013	2,328

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.02	$0.87	$1.01	$0.84	$0.63	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.19	$1.02	$0.87	$1.01	$0.84	$0.63	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	486	536	538	552	15,761	15,089	11,632	3,205

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.13	$0.93	$0.72	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.60	$1.18	$1.08	$1.13	$0.93	$0.72	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	141	125	131	209	165	155	142	29

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$1.00	$0.90	$0.95	$0.84	$0.64	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.00	$0.90	$0.95	$0.84	$0.64	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	462	459	506	543	623	441	420	98

Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.22	$1.02	$1.13	$0.99	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.52	$1.22	$1.02	$1.13	$0.99	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,770	1,487	1,548	1,898	1,750	1,612	1,649	663

RIVERSOURCE VARIABLE ACCOUNT 10  ■  113

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.45	$1.29	$1.30	$1.15	$0.98	$1.17	$1.08	$1.00
Accumulation unit value at end of period	$1.42	$1.45	$1.29	$1.30	$1.15	$0.98	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	12,312	17,181	20,543	24,561	104,395	90,372	69,486	12,934

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.04	$1.07	$0.88	$0.65	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.67	$1.20	$1.04	$1.07	$0.88	$0.65	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,567	1,572	1,536	1,853	1,891	1,925	2,045	715

PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.27	$1.26	$1.13	$0.95	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.42	$1.44	$1.27	$1.26	$1.13	$0.95	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	5,512	6,952	6,150	6,043	48,834	54,964	38,718	12,825

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	260	129	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	193	—	—	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,758	11,659	7,924	2,155	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,979	28,894	39,654	44,198	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	513	595	38	24	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.33	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	222	248	33	40	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	208	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	641	748	176	117	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.18	$1.14	$1.09	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.24	$1.33	$1.28	$1.18	$1.14	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4,077	5,536	6,489	7,441	79,690	30,533	23,879	9,303

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	815	533	119	36	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	529	387	99	9	—	—	—	—

 114  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34,450	36,267	23,540	9,822	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62,281	100,316	98,218	111,907	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	381	124	56	18	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,859	759	232	55	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	261	275	114	14	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	381	168	27	42	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	505	545	67	16	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.73	$1.37	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	217	171	12	41	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.30	$1.14	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	380	161	84	3	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159,138	125,044	89,953	39,307	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	384,776	404,133	467,312	551,507	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69,594	55,799	42,475	20,188	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103,309	123,092	158,719	191,048	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56,872	57,701	40,844	16,388	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  115

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	148,675	193,942	209,263	234,736	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.07	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.37	$1.07	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	583	448	153	56	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.34	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	362	319	97	3	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	128	210	56	2	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	118	55	13	51	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	81	8	4	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.18	$0.96	$0.71	$1.05	$1.12	$1.00
Accumulation unit value at end of period	$1.66	$1.24	$1.11	$1.18	$0.96	$0.71	$1.05	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	633	880	1,083	1,348	44,669	40,609	26,141	2,786

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	249	256	21	13	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	217	168	18	1	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	223	135	68	53	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.30	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,057	1,033	1,276	1,523	76,995	42,822	24,777	8,957

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.31	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	345	255	48	6	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10	$1.00
Accumulation unit value at end of period	$1.67	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	136	171	180	165	158	145	181	32

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	118	80	38	41	—	—	—	—

 116  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.41	$1.17	$1.39	$1.13	$0.76	$1.42	$1.24	$1.00
Accumulation unit value at end of period	$1.70	$1.41	$1.17	$1.39	$1.13	$0.76	$1.42	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2,678	2,922	3,546	4,286	22,622	16,160	9,249	3,490

Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.09	$1.14	$0.94	$0.67	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.70	$1.29	$1.09	$1.14	$0.94	$0.67	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,163	2,492	2,943	3,589	18,458	16,958	11,392	1,995

Wells Fargo Advantage VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$0.86	$1.00	$0.87	$0.76	$1.33	$1.17	$1.00
Accumulation unit value at end of period	$1.14	$0.97	$0.86	$1.00	$0.87	$0.76	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	986	1,163	1,409	1,555	42,775	1,018	830	382

Wells Fargo Advantage VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.23	$1.01	$0.69	$1.17	$1.11	$1.00
Accumulation unit value at end of period	$1.69	$1.31	$1.15	$1.23	$1.01	$0.69	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	991	1,090	1,313	354	325	296	211	37

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.40	$1.32	$1.40	$1.12	$0.74	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$2.08	$1.40	$1.32	$1.40	$1.12	$0.74	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,042	969	1,008	1,248	1,279	1,063	968	178

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	230	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  117

Variable account charges of 1.35% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	—	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.78	$1.32	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	113	79	42	2

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	247	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.69	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	679	327	255	127

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	657	51	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.56	$1.30	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	242	57	69	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.95	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1,916	306	1,336	340

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	352	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.09	$1.13	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	579	903	707	306

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$1.58	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	591	136	287	38

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.09	$1.12	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	565	177	110	33

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.02	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	239	241	301	97

 118  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.34	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	827	262	294	121

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.31	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	753	269	155	59

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.44	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	176	37	25	10

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.75	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	140	45	40	38

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$1.85	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	245	64	10	13

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.06	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	328	233	483	27

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,818	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,385	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39,275	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80,023	5,866	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.01	$1.22	$1.00
Accumulation unit value at end of period	$1.39	$1.17	$1.01	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	154	42	37	5

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.50	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	76	19	17	6

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$1.80	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	141	10	2	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	167	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.18	$1.18	$1.00
Accumulation unit value at end of period	$1.75	$1.34	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	558	94	240	66

RIVERSOURCE VARIABLE ACCOUNT 10  ■  119

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.84	$1.36	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	155	15	17	2

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$1.95	$1.33	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	109	59	55	3

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	762	648	520	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	271	587	713	147

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	349	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.71	$1.32	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,060	391	337	51

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.65	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	546	299	348	58

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	147	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	344	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.24	$1.30	$1.00
Accumulation unit value at end of period	$1.94	$1.44	$1.24	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	205	99	78	20

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.56	$1.23	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	196	135	99	15

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	176	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	866	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	950	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	—	—	—

 120  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.63	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	106	34	36	11

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	140	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.63	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	330	175	137	21

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.67	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	253	54	41	5

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.13	$1.19	$1.00
Accumulation unit value at end of period	$1.68	$1.24	$1.13	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	59	2	2	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$1.60	$1.28	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	632	239	227	166

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	187	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$1.90	$1.37	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	254	45	81	18

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.19	$1.21	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	576	441	482	194

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	127	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	170	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.49	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2,833	1,197	1,022	302

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	342	392	239	54

RIVERSOURCE VARIABLE ACCOUNT 10  ■  121

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.69	$1.33	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	97	60	24	7

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.07	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	300	390	359	187

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.48	$1.23	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	393	59	76	28

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$1.89	$1.42	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	311	127	122	8

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.15	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	11,471	14,119	11,499	3,209

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.27	$1.08	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	192	23	123	31

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.14	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,736	1,135	969	100

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.69	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	125	121	81	11

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.42	$1.21	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	99	113	237	52

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	279	173	167	30

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.72	$1.37	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	134	33	23	12

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.15	$1.00
Accumulation unit value at end of period	$1.74	$1.30	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	167	54	58	10

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.32	$1.20	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	48,448	30,878	28,107	8,015

 122  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.40	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	18,700	9,398	9,272	1,891

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	19,853	19,190	14,556	4,109

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.39	$1.37	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	364	207	241	49

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.69	$1.34	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	227	101	28	3

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.82	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	80	6	8	6

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.91	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	20	7	8	1

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$1.72	$1.29	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	60	41	17	21

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.04	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	80	89	84	4

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.43	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	195	23	123	38

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.52	$1.21	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	122	33	22	3

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.75	$1.31	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	202	91	149	8

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	273	175	132	11

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.68	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	52	33	12	2

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.90	$1.28	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	263	57	56	6

RIVERSOURCE VARIABLE ACCOUNT 10  ■  123

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—	—

 124  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.40% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.78	$1.32	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	34	24	10	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	170	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.69	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	166	154	49	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	534	149	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.55	$1.30	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	434	177	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.95	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	466	234	219	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.01	$1.00
Accumulation unit value at end of period	$1.09	$1.13	$1.07	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	868	511	46	7

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$1.58	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	555	165	26	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.09	$1.12	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	435	217	131	65

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.02	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	409	225	86	17

RIVERSOURCE VARIABLE ACCOUNT 10  ■  125

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.34	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	449	288	93	6

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.31	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	698	185	49	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.43	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	45	42	23	1

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.74	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	115	112	24	13

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$1.84	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	30	4	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.06	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	610	191	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	275	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	604	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35,461	24,797	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.01	$1.22	$1.00
Accumulation unit value at end of period	$1.39	$1.17	$1.01	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	105	98	56	34

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.50	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	59	49	7	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$1.80	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	107	33	9	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.18	$1.18	$1.00
Accumulation unit value at end of period	$1.74	$1.34	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	235	335	1	—

 126  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.84	$1.36	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	54	43	9	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.94	$1.33	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	63	60	27	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	618	454	148	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	119	12	6	6

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	177	80	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.70	$1.32	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	579	341	164	80

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.65	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	232	128	20	15

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	118	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	110	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.24	$1.30	$1.00
Accumulation unit value at end of period	$1.94	$1.44	$1.24	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	73	19	18	9

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.55	$1.23	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	41	39	30	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	165	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	205	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  127

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95	14	—	—

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.63	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4	—	9	9

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.63	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	450	215	69	2

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.67	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	44	35	32	10

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.13	$1.19	$1.00
Accumulation unit value at end of period	$1.68	$1.24	$1.13	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	9	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$1.60	$1.28	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	102	59	46	1

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$1.90	$1.37	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	63	43	1	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.19	$1.21	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	768	184	57	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	326	124	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.48	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	5,797	4,222	1,906	387

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	92	85	24	11

 128  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.69	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	55	44	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.07	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	230	291	25	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.48	$1.23	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	313	209	89	54

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$1.89	$1.42	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	143	107	63	40

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.15	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	11,122	12,192	4,424	673

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.27	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	48	42	11	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.14	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	548	176	43	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.69	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	90	72	35	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.42	$1.21	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	177	27	32	5

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	175	130	35	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.72	$1.37	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	154	122	1	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.73	$1.30	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	138	166	39	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.31	$1.20	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	53,838	45,726	22,126	6,259

RIVERSOURCE VARIABLE ACCOUNT 10  ■  129

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.40	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	22,020	13,969	11,746	3,622

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.22	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	20,160	19,211	9,784	2,470

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.39	$1.37	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	214	174	75	10

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.69	$1.34	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	303	150	15	9

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.81	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	65	52	32	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.90	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	12	13	13	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$1.72	$1.29	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	75	49	15	9

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.04	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	364	108	11	11

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.43	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	26	27	4	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.52	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	244	48	22	20

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.74	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	8	7	2	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	72	11	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.68	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	72	52	24	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.89	$1.28	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	37	21	11	—

 130  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	114	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  131

Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$0.94	$1.24	$1.06	$0.70	$1.36	$1.15	$1.00
Accumulation unit value at end of period	$1.27	$1.05	$0.94	$1.24	$1.06	$0.70	$1.36	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	33	12	100	117	215	114	83	43

AllianceBernstein VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$0.97	$0.93	$0.84	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.49	$1.13	$0.97	$0.93	$0.84	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	175	185	157	138	212	193	302	65

AllianceBernstein VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.72	$0.64	$0.81	$0.79	$0.59	$1.29	$1.24	$1.00
Accumulation unit value at end of period	$0.87	$0.72	$0.64	$0.81	$0.79	$0.59	$1.29	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	664	803	1,110	1,489	2,691	7,868	5,603	1,561

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.01	$1.06	$0.98	$0.73	$1.22	$1.09	$1.00
Accumulation unit value at end of period	$1.56	$1.16	$1.01	$1.06	$0.98	$0.73	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	66	204	65	21	25	50	38	4

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	141	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.24	$1.06	$0.83	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.78	$1.39	$1.21	$1.24	$1.06	$0.83	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	241	294	370	358	730	2,024	2,413	40

American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.08	$0.94	$0.71	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.62	$1.20	$1.07	$1.08	$0.94	$0.71	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	75	89	78	181	47	127	152	530

American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.03	$0.92	$0.78	$1.08	$1.16	$1.00
Accumulation unit value at end of period	$1.49	$1.15	$1.02	$1.03	$0.92	$0.78	$1.08	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	960	914	1,036	1,001	881	939	802	213

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	438	37	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.21	$1.03	$1.03	$0.83	$0.59	$1.01	$1.00	—
Accumulation unit value at end of period	$1.75	$1.21	$1.03	$1.03	$0.83	$0.59	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	154	110	119	205	205	103	33	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.06	$0.95	$0.78	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.44	$1.20	$1.07	$1.06	$0.95	$0.78	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	918	518	547	809	907	375	619	350

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	402	262	101	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.03	$1.04	$1.06	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$0.99	$1.00	$1.02	$1.03	$1.04	$1.06	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,678	3,268	4,106	5,325	11,291	21,135	15,777	7,385

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	—	—	—	—	—	—	—

 132  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.13	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	379	538	322	30	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.35	$1.27	$1.21	$1.13	$1.00	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.29	$1.35	$1.27	$1.21	$1.13	$1.00	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3,068	5,731	6,538	7,525	31,929	31,170	28,774	5,708

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.26	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	296	137	59	31	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$0.95	$1.02	$0.88	$0.70	$1.20	$1.12	$1.00
Accumulation unit value at end of period	$1.34	$1.07	$0.95	$1.02	$0.88	$0.70	$1.20	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,869	1,805	2,178	2,845	12,785	12,673	9,098	3,489

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	152	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.12	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	218	105	94	53	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.56	$1.31	$1.69	$1.43	$0.83	$1.82	$1.34	$1.00
Accumulation unit value at end of period	$1.51	$1.56	$1.31	$1.69	$1.43	$0.83	$1.82	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	506	546	649	760	1,330	2,601	1,669	340

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	200	195	80	23	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.37	$1.30	$1.26	$1.20	$1.09	$1.11	$1.05	$1.00
Accumulation unit value at end of period	$1.24	$1.37	$1.30	$1.26	$1.20	$1.09	$1.11	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	972	1,641	2,021	2,598	9,993	9,621	9,331	1,982

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	473	343	122	52	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.61	$1.41	$1.35	$1.21	$0.80	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.68	$1.61	$1.41	$1.35	$1.21	$0.80	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,517	1,563	1,554	1,702	1,816	1,461	1,856	514

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.26	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,199	210	120	29	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.60	$1.41	$1.35	$1.21	$0.86	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.65	$1.60	$1.41	$1.35	$1.21	$0.86	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	979	1,299	1,249	1,525	8,735	4,855	4,738	1,866

RIVERSOURCE VARIABLE ACCOUNT 10  ■  133

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	27	35	12	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$0.93	$1.08	$0.96	$0.77	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$1.30	$1.08	$0.93	$1.08	$0.96	$0.77	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	207	250	229	219	250	182	260	100

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	44	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$0.94	$0.98	$0.85	$0.63	$1.15	$1.13	$1.00
Accumulation unit value at end of period	$1.43	$1.11	$0.94	$0.98	$0.85	$0.63	$1.15	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	133	189	159	196	245	206	237	69

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	25	9	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$0.98	$0.94	$0.81	$0.67	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.44	$1.10	$0.98	$0.94	$0.81	$0.67	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	47	40	73	68	89	86	136	38

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.06	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	531	605	129	30	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	807	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,147	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,515	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,152	5,776	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (06/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.13	$0.94	$0.75	$1.26	$1.09	$1.00
Accumulation unit value at end of period	$1.60	$1.20	$1.08	$1.13	$0.94	$0.75	$1.26	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	705	829	1,189	1,476	9,757	8,302	5,811	1,493

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$0.90	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.24	$1.05	$0.90	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	260	247	399	496	668	887	819	748

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	19	7	1	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.28	$1.03	$0.64	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.52	$1.18	$1.07	$1.28	$1.03	$0.64	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	103	91	83	156	178	81	89	16

 134  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.32	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	26	12	13	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$0.97	$1.08	$0.89	$0.64	$1.19	$1.09	$1.00
Accumulation unit value at end of period	$1.54	$1.13	$0.97	$1.08	$0.89	$0.64	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	311	320	426	538	929	1,749	1,681	1,085

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	229	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.52	$1.17	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	538	502	397	470	728	476	499	10

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.35	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	47	17	14	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$0.97	$1.00	$0.84	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.54	$1.13	$0.97	$1.00	$0.84	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	182	85	72	53	17	23	41	15

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.14	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.94	$1.33	$1.14	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$0.97	$1.08	$0.86	$0.63	$1.03	$1.09	$1.00
Accumulation unit value at end of period	$1.65	$1.13	$0.97	$1.08	$0.86	$0.63	$1.03	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	111	81	71	70	90	22	19	5

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	350	177	95	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	179	172	202	144	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.08	$1.08	$1.07	$1.02	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.05	$1.08	$1.08	$1.08	$1.07	$1.02	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,035	3,166	4,378	4,382	4,922	2,703	1,689	130

Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.86	$0.89	$1.04	$0.90	$0.77	$1.17	$1.01	$1.00
Accumulation unit value at end of period	$0.76	$0.86	$0.89	$1.04	$0.90	$0.77	$1.17	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	583	800	950	1,182	1,097	883	655	700

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.04	$0.86	$1.03	$0.95	$0.77	$1.36	$1.18	$1.00
Accumulation unit value at end of period	$1.21	$1.04	$0.86	$1.03	$0.95	$0.77	$1.36	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	262	304	368	444	454	317	164	35

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	10	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (06/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.14	$1.13	$1.05	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.23	$1.20	$1.14	$1.13	$1.05	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4,207	3,372	3,788	4,453	8,753	8,356	9,232	4,655

RIVERSOURCE VARIABLE ACCOUNT 10  ■  135

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.21	$1.05	$1.10	$0.95	$0.71	$1.27	$1.09	$1.00
Accumulation unit value at end of period	$1.56	$1.21	$1.05	$1.10	$0.95	$0.71	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2,772	2,690	2,701	3,123	4,857	9,818	8,451	3,216

Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.27	$1.13	$1.29	$1.01	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.71	$1.27	$1.13	$1.29	$1.01	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	988	1,110	1,256	1,724	3,813	6,011	4,186	1,152

Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$0.83	$1.02	$0.92	$0.74	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.27	$0.99	$0.83	$1.02	$0.92	$0.74	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	348	292	461	655	683	624	609	234

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	311	—	—	—	—	—	—	—

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.87	$0.69	$0.74	$0.62	$0.53	$0.94	$1.20	$1.00
Accumulation unit value at end of period	$0.88	$0.87	$0.69	$0.74	$0.62	$0.53	$0.94	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	477	371	395	588	593	433	489	414

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	361	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.23	$1.06	$1.12	$0.88	$0.69	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.66	$1.23	$1.06	$1.12	$0.88	$0.69	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	367	401	462	700	717	685	602	232

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$0.96	$0.99	$0.90	$0.72	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.37	$1.08	$0.96	$0.99	$0.90	$0.72	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	626	902	1,011	1,148	1,338	1,691	1,979	485

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	510	—	—	—	—	—	—	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.04	$0.92	$0.90	$0.81	$0.68	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.41	$1.04	$0.92	$0.90	$0.81	$0.68	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	156	232	143	356	224	335	494	196

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112	113	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	620	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$0.96	$0.99	$0.87	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.50	$1.12	$0.96	$0.99	$0.87	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	442	555	737	909	3,610	5,243	4,556	1,999

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.06	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.06	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	295	250	103	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.32	$1.11	$1.08	$1.05	$0.83	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$1.82	$1.32	$1.11	$1.08	$1.05	$0.83	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	158	108	124	120	166	138	69	222

 136  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.25	$1.10	$1.20	$1.08	$0.81	$1.39	$1.23	$1.00
Accumulation unit value at end of period	$1.47	$1.25	$1.10	$1.20	$1.08	$0.81	$1.39	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	256	296	359	390	3,323	3,345	1,942	14

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	45	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	713	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	187	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	5	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	366	519	591	593	9,009	7,617	5,761	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	300	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.13	$1.02	$0.74	$1.20	$1.10	$1.00
Accumulation unit value at end of period	$1.65	$1.28	$1.12	$1.13	$1.02	$0.74	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	377	369	269	230	223	224	122	57

MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.64	$1.47	$1.40	$1.25	$0.95	$1.56	$1.24	$1.00
Accumulation unit value at end of period	$1.94	$1.64	$1.47	$1.40	$1.25	$0.95	$1.56	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	859	903	953	901	892	1,003	1,091	467

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.21	$0.94	$1.07	$0.88	$0.63	$1.16	$1.28	$1.00
Accumulation unit value at end of period	$1.22	$1.21	$0.94	$1.07	$0.88	$0.63	$1.16	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	470	470	425	429	1,188	2,112	1,085	624

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.35	$1.26	$1.38	$1.06	$0.68	$1.30	$1.08	$1.00
Accumulation unit value at end of period	$1.83	$1.35	$1.26	$1.38	$1.06	$0.68	$1.30	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	198	214	203	159	215	268	387	397

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.01	$0.87	$1.00	$0.83	$0.63	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.17	$1.01	$0.87	$1.00	$0.83	$0.63	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	75	80	96	100	1,600	1,895	2,072	680

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.12	$0.93	$0.72	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.58	$1.17	$1.07	$1.12	$0.93	$0.72	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	76	26	35	32	59	84	42	5

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$0.99	$0.89	$0.95	$0.84	$0.64	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$0.99	$0.89	$0.95	$0.84	$0.64	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	356	366	383	379	403	323	375	6

Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.01	$1.12	$0.98	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.51	$1.20	$1.01	$1.12	$0.98	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	600	520	588	662	679	693	779	266

RIVERSOURCE VARIABLE ACCOUNT 10  ■  137

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.43	$1.28	$1.29	$1.14	$0.98	$1.16	$1.08	$1.00
Accumulation unit value at end of period	$1.41	$1.43	$1.28	$1.29	$1.14	$0.98	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4,997	6,210	7,215	8,228	20,034	21,803	18,995	3,974

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.07	$0.88	$0.65	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.65	$1.19	$1.03	$1.07	$0.88	$0.65	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	247	249	302	320	266	350	487	231

PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.43	$1.26	$1.26	$1.13	$0.94	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.41	$1.43	$1.26	$1.26	$1.13	$0.94	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,857	3,141	2,838	2,685	7,054	9,430	7,577	2,481

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	144	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	345	—	—	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,713	4,970	5,014	476	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,478	1,463	1,618	1,928	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	32	—	12	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.32	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	1	—	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	89	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.10	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.14	$1.10	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	222	353	119	34	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.17	$1.14	$1.08	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.23	$1.32	$1.27	$1.17	$1.14	$1.08	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,280	2,237	2,570	2,975	13,553	7,067	5,715	2,119

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	111	108	73	59	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.42	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	68	54	56	—	—	—	—

 138  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,283	18,372	12,111	3,775	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,050	31,090	32,521	40,233	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$0.93	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.07	$0.93	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	22	12	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,223	353	288	94	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	11	10	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	19	23	34	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	225	139	57	51	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.36	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	59	3	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.13	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.73	$1.30	$1.13	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	158	73	57	25	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	79,491	67,842	58,637	23,094	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32,386	32,281	37,613	41,323	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33,555	32,489	29,585	7,132	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,968	7,702	10,729	12,286	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26,092	26,691	21,112	8,769	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  139

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29,448	35,259	38,434	42,735	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.06	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.36	$1.06	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	131	35	22	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.19	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.34	$1.19	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	104	64	51	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	15	3	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	—	1	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.29	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	14	3	1	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.23	$1.10	$1.17	$0.95	$0.71	$1.05	$1.12	$1.00
Accumulation unit value at end of period	$1.64	$1.23	$1.10	$1.17	$0.95	$0.71	$1.05	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	223	242	374	368	4,518	5,050	4,362	417

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.04	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	179	280	27	13	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.00	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.19	$1.00	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	1	—	—	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.20	$1.10	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	72	31	12	13	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.02	$0.93	$0.98	$0.89	$0.69	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.29	$1.02	$0.93	$0.98	$0.89	$0.69	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	250	270	280	367	7,956	5,981	4,256	1,499

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.30	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	18	12	22	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.23	$1.07	$1.16	$0.97	$0.72	$1.15	$1.10	$1.00
Accumulation unit value at end of period	$1.65	$1.23	$1.07	$1.16	$0.97	$0.72	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	36	22	18	206	151	119	35	6

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	51	26	25	—	—	—	—

 140  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.39	$1.16	$1.38	$1.12	$0.76	$1.42	$1.24	$1.00
Accumulation unit value at end of period	$1.68	$1.39	$1.16	$1.38	$1.12	$0.76	$1.42	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	560	585	739	910	2,622	2,386	1,978	779

Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.08	$1.13	$0.93	$0.67	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.68	$1.28	$1.08	$1.13	$0.93	$0.67	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	440	480	636	744	2,189	2,340	2,054	422

Wells Fargo Advantage VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$0.85	$1.00	$0.87	$0.76	$1.32	$1.17	$1.00
Accumulation unit value at end of period	$1.13	$0.96	$0.85	$1.00	$0.87	$0.76	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	221	241	271	341	5,717	194	198	79

Wells Fargo Advantage VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.23	$1.00	$0.69	$1.17	$1.11	$1.00
Accumulation unit value at end of period	$1.67	$1.30	$1.14	$1.23	$1.00	$0.69	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	181	293	534	70	55	67	86	9

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.39	$1.31	$1.39	$1.11	$0.74	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$2.06	$1.39	$1.31	$1.39	$1.11	$0.74	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	301	335	344	388	377	334	363	74

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  141

Variable account charges of 1.50% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.33	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	429	210

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	39	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	335	13

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	234	104

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	249	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	844	64

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	12	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.00	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	191	95

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,684	68

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	22	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.02	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	296	66

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	139	87

 142  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	678	51

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,040	60

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.28	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	222	6

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	96	34

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.30	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	47	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	245	302

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	138	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	219	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	611	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	18,509	9,409

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	94	14

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	21	1

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.41	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	455	40

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.33	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	181	32

RIVERSOURCE VARIABLE ACCOUNT 10  ■  143

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.39	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	72	32

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	11	7

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	382	235

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	189	159

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	147	75

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	678	66

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.35	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	172	9

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	61	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	87	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	161	30

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	48	36

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	75	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	102	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	103	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—

 144  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	193	—

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	59	3

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	688	66

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.00
Accumulation unit value at end of period	$1.25	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	73	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	36	5

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.00
Accumulation unit value at end of period	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	101	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	52	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	171	43

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	521	350

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	90	25

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	16	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	34	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.22	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	821	8

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$0.98	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	25	24

RIVERSOURCE VARIABLE ACCOUNT 10  ■  145

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.24	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	17	6

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	106	79

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	230	76

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.36	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	41	16

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,053	616

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	46	5

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	494	95

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	12	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	72	15

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	137	17

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	64	38

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.27	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	372	27

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	227	39

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	16,382	5,878

 146  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	6,261	1,516

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5,751	2,391

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.00
Accumulation unit value at end of period	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	236	26

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	175	73

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	59	26

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	26	3

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	35	3

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	66	41

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	105	26

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	232	6

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.39	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	105	3

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	84	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	40	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.00
Accumulation unit value at end of period	$1.38	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	134	37

RIVERSOURCE VARIABLE ACCOUNT 10  ■  147

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 148  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.55% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	—	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.77	$1.31	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	17	18	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.68	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	152	87	29	11

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	124	78	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.55	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	242	152	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	30	37

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.08	$1.13	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	224	308	75	36

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.13	$1.20	$1.00
Accumulation unit value at end of period	$1.57	$1.26	$1.13	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	36	19	55	14

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$0.94	$1.22	$1.00
Accumulation unit value at end of period	$1.08	$1.12	$0.94	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	202	190	178	13

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.01	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	71	94	100	4

RIVERSOURCE VARIABLE ACCOUNT 10  ■  149

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.33	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	254	139	32	7

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.30	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	330	212	25	18

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.43	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.74	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	133	129	94	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$1.83	$1.39	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	12	11	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	167	73	21	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	472	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,475	13,245	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.38	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	25	33	31	8

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.49	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	8	8	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.79	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	8	14	13	7

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.18	$1.17	$1.00
Accumulation unit value at end of period	$1.73	$1.34	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	75	62	55	1

 150  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.83	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	32	1	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.93	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	5	7	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	755	738	165	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.99	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	83	92	132	53

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	17	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	205	158	90	20

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.64	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	178	164	131	29

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.93	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	89	74	67	5

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.55	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	29	42	14	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	110	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  151

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	12	—	—

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.62	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	28	18	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.62	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	174	141	84	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.66	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	20	19	—	10

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.67	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$1.59	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	271	273	200	21

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$1.89	$1.36	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	47	29	29	8

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	306	300	159	41

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	2	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.48	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	953	800	1,235	332

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	118	107	—	—

 152  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.68	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	35	20	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	45	153	53	9

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.47	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	91	66	75	20

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.88	$1.42	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	17	20	18	11

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	6,889	9,335	7,524	2,009

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	8	6	34	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.13	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	430	261	168	44

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.68	$1.30	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	43	47	20	15

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.41	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	16	9	9	18

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	175	192	38	31

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.71	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.72	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	67	67	60	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.31	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	17,612	18,226	13,127	4,361

RIVERSOURCE VARIABLE ACCOUNT 10  ■  153

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.39	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4,584	3,242	2,986	389

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.22	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	9,948	11,302	9,437	4,658

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.38	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	224	187	184	3

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.68	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	66	66	54	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.80	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	19	18	18	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.90	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	2	1	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.71	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	8	5	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	19	23	10	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3	2	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.51	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	9	6	6	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.74	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	23	13	4	7

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	12	25	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.67	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	89	63	47	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.88	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	27	11	15	5

 154  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  155

Variable account charges of 1.60% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	—	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.77	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	13	5	4	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.68	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	13	12	11	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133	8	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	116	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	77	189	164	31

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	54	41	41	18

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.57	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	117	81	10	2

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.08	$1.12	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	31	22	23	13

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.01	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	18	14	23	2

 156  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.33	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	34	30	27	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.30	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	42	52	32	15

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.42	$1.19	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	9	3	2	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.73	$1.35	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	16	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$1.83	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	15	1	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	10	20	27	15

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	105	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,402	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,744	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.38	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	9	3	2	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.49	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	11	2	2	2

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.79	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	20	6	5	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.73	$1.34	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	48	9	4	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  157

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.83	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	9	1	2	2

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.93	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	15	1	7	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	33	36	3	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	14	31	11	18

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	43	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	24	19	38	13

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.64	$1.22	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	14	8	8	7

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.92	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	6	2	8	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	4	1	2	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	149	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—	—

 158  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.62	$1.26	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	5	3	7	2

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.62	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	44	25	9	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.66	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	9	5	9	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$1.59	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	10	3	2	2

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	38	43	21	4

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	7	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	687	310	313	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	21	9	7	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  159

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.68	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	12	2	1	1

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	41	44	24	15

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.47	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	10	2	2	1

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.88	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,408	4,549	1,746	950

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.13	$1.10	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	93	39	40	2

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.68	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	6	2	2	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.41	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	11	4	9	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	7	18	15	4

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.71	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.72	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.30	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	12,127	7,268	7,907	2,802

 160  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.39	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,982	2,454	1,816	910

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.22	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4,451	1,843	3,191	999

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.38	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	3	2	1	1

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.68	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1	14	2	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.80	$1.34	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	4	8	4	4

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.89	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	10	7	7	4

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.71	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	6	3	5	2

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3	17	2	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.51	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	40	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.73	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.67	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	59	7	8	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.88	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	8	4	5	1

RIVERSOURCE VARIABLE ACCOUNT 10  ■  161

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—

 162  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.65% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	76	—	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.76	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	7	8	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	152	137	10	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94	39	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	67	9	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	128	57	277	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	376	530	72	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.57	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	114	67	84	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.08	$1.12	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	197	172	125	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.01	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	176	221	48	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  163

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	127	184	154	93

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.30	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	216	85	48	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	67	43	20	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.73	$1.35	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	55	23	9	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$1.83	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	31	9	9	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	304	232	122	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	395	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,802	1,865	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.37	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	20	30	3	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.49	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	46	17	17	1

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.78	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	56	37	22	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.73	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	74	15	—	—

 164  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.82	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	45	10	7	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.93	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	46	23	20	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	146	180	102	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	37	45	1	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.99	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	16	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	206	190	62	1

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.63	$1.22	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	121	130	29	—

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.92	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	42	25	7	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	50	43	17	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  165

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.61	$1.26	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	27	2	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.61	$1.36	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	137	125	63	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.66	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	18	14	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$1.58	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	43	24	31	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	11	8	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	236	331	159	47

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	173	121	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,725	2,508	2,115	234

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	108	101	7	3

 166  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.68	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	55	26	18	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	67	205	43	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.47	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	56	43	21	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	83	44	11	—

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	7,706	8,419	4,761	306

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	6	39	33	1

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.13	$1.10	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	326	224	198	95

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.68	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	8	4	1	1

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	25	14	8	1

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	102	85	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.71	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	7	3	1	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.72	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	67	28	12	1

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	26,063	27,190	23,508	10,038

RIVERSOURCE VARIABLE ACCOUNT 10  ■  167

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.39	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	10,786	9,749	7,580	1,963

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.21	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	9,673	8,976	5,698	1,757

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.38	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	63	56	13	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	32	33	19	22

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$1.80	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	23	9	8	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.89	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.70	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	16	9	2	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	56	58	3	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	6	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.51	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	6	52	32	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.73	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	59	72	51	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	52	189	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	131	132	27	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.88	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	35	33	7	—

 168  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  169

Variable account charges of 1.70% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.76	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	10	14	10	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	81	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	36	29	32	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	134	1	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	56	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	2	19	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	41	276	121	54

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.56	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	55	2	41	20

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.08	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	40	48	36	51

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.01	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	58	48	50	35

 170  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	125	101	94	5

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.30	$1.26	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	141	106	79	35

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2	44	1	50

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.73	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	59	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	37	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	209	202	253	72

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	257	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,245	795	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.37	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	14	1	2	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.48	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	41	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.78	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	4	1	1	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.73	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	34	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  171

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.82	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	44	64	—	20

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	197	145	108	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	43	43	43	211

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.99	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	110	61	41	47

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	60	38	37	32

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.92	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	11	10	11	19

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	7	27	25	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	—	—	—

 172  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	3	—	20

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	72	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	109	60	60	23

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	8	6	7	32

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	3	2	2	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.58	$1.27	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1	2	1	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	119	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	16	1	1	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	58	256	136	35

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	177	197	178	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	89	51	32	8

RIVERSOURCE VARIABLE ACCOUNT 10  ■  173

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	20	18	29	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	100	108	94	36

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	53	13	12	27

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	6	35	15	—

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4,786	4,524	4,417	1,365

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	30	36	44	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	316	142	184	7

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	47	59	67	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	7	6	16	1

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	85	24	21	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.70	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	12	37	4	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.71	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	41	5	10	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	6,420	5,683	4,862	657

 174  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,060	595	301	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.21	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,417	3,282	2,963	1,016

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.37	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	31	10	17	31

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4	5	11	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	34	17	16	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.88	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.70	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1	—	2	32

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	37	19	37	18

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2	1	1	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.51	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	9	40	1	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.73	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	33	32	46	3

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$1.01	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	5	6	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	96	56	64	32

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$1.87	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	92	71	47	32

RIVERSOURCE VARIABLE ACCOUNT 10  ■  175

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	99	—	—	—

 176  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.75% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.76	$1.31	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	114	26	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.07	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.56	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	10	10	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.07	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	19	11	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.01	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  177

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.29	$1.25	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	10	12	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.72	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	14	14	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	9	9	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	209	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,625	3,534	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.37	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.05	$1.27	$1.00
Accumulation unit value at end of period	$1.48	$1.15	$1.05	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.78	$1.31	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.72	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—

 178  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.82	$1.34	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.98	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	1	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.68	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	9	1	—	—

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.91	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.53	$1.22	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  179

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	14	3	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.58	$1.26	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.87	$1.35	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	72	2	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	426	38	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

 180  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.09	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.14	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	19	2	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	16	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.13	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,246	1,009	154	139

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.25	$1.06	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3	29	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.70	$1.35	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	20	6	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.71	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,585	1,300	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  181

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,730	56	35	32

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.21	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	5,181	3,281	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.37	$1.35	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.88	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.70	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.03	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.50	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.72	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$1.87	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

 182  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  183

Variable account charges of 1.80% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.76	$1.30	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	13	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.66	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	60	6	6	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	44	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.14	$1.14	$1.00
Accumulation unit value at end of period	$1.53	$1.28	$1.14	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	152	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	59	27	8	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.07	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	75	147	26	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.56	$1.25	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	96	28	6	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.07	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	20	7	4	2

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.01	$1.11	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	66	11	7	3

 184  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.32	$1.27	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	72	19	14	3

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.29	$1.25	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	50	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.41	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	25	23	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.72	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	73	9	5	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	10	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.37	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.05	$1.27	$1.00
Accumulation unit value at end of period	$1.48	$1.15	$1.05	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.77	$1.31	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	60	20	—	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.72	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  185

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.82	$1.34	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	59	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	15	15	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	23	8	1	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3	395	31	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.98	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.68	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	53	19	—	8

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	49	30	7	4

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.91	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	3	3	2	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.53	$1.22	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	114	21	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	—	—	—

 186  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	38	19	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.65	$1.22	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.58	$1.26	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	1	10	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	134	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.87	$1.35	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	17	3	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.17	$1.19	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	133	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.46	$1.23	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	81	82	9	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	7	6	—	5

RIVERSOURCE VARIABLE ACCOUNT 10  ■  187

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	18	1	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.09	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.13	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	23	24	18	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	92	21	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.86	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	46	18	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.13	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,789	1,213	494	116

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.25	$1.06	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	3

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	323	13	8	4

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	43	24	5	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	10	10	9	3

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	62	22	21	5

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.70	$1.35	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	54	—	4	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.71	$1.28	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	8

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.30	$1.18	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,885	1,235	430	163

 188  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	698	572	177	102

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.21	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,005	1,751	745	198

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.37	$1.35	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	35	4	1	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.66	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	45	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.25	$1.29	$1.00
Accumulation unit value at end of period	$1.88	$1.37	$1.25	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	2

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.69	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	2

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.03	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	31	33	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.50	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	47	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.72	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	23	12	7	3

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	24	6	6	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.19	$1.27	$1.00
Accumulation unit value at end of period	$1.87	$1.27	$1.19	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	40	15	1	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  189

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—

 190  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.85% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.00
Accumulation unit value at end of period	$1.32	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	72	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  191

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	78	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	107	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.29	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	2	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	127	85

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	2	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	34	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	41	—

 192  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.38	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.48	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	3	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	6	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.34	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	15	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	107	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  193

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.28	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	6	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$0.92	$1.00
Accumulation unit value at end of period	$1.25	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.35	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.00
Accumulation unit value at end of period	$1.34	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	52	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	214	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 194  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.23	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$0.96	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.35	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	348	—

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.91	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	30	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,607	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  195

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	242	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	972	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.00
Accumulation unit value at end of period	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	31	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.38	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.00
Accumulation unit value at end of period	$1.37	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 196  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  197

Variable account charges of 1.90% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.00
Accumulation unit value at end of period	$1.32	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	20	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	10	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 198  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	37	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.00
Accumulation unit value at end of period	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	26	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.29	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.01	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	54	71

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  199

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.38	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.47	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	75	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.34	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.42	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	6	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.32	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	54	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Ivy Funds VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 200  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.28	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$0.92	$1.00
Accumulation unit value at end of period	$1.25	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.35	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.00
Accumulation unit value at end of period	$1.34	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.41	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$0.93	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  201

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.23	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$0.96	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	127

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.35	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	634	510

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.00
Accumulation unit value at end of period	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	60	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$0.91	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00
Accumulation unit value at end of period	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$1.26	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	71	20

 202  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	25	35

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.00
Accumulation unit value at end of period	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	184	213

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.00
Accumulation unit value at end of period	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.00
Accumulation unit value at end of period	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00
Accumulation unit value at end of period	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.00
Accumulation unit value at end of period	$1.35	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.00
Accumulation unit value at end of period	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00
Accumulation unit value at end of period	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.00
Accumulation unit value at end of period	$1.38	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00
Accumulation unit value at end of period	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.00
Accumulation unit value at end of period	$1.37	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  203

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.00	—
Accumulation unit value at end of period	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—

 204  ■  RIVERSOURCE VARIABLE ACCOUNT 10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS OF

RIVERSOURCE LIFE INSURANCE COMPANY

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Account 10 (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, at December 31, 2013, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the divisions of the Account, including the financial highlights which appear in the footnotes, for the periods ended December 31, 2010 and prior were audited by another independent registered public accounting firm whose report dated April 22, 2011 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota
April 21 2014

RIVERSOURCE VARIABLE ACCOUNT 10  ■  205

Statements of Assets and Liabilities

	AB VPS Dyn	AB VPS Global	AB VPS	AB VPS	AB VPS
	Asset Alloc,	Thematic Gro,	Gro & Inc,	Intl Val,	Lg Cap Gro,
Dec. 31, 2013	Cl B	Cl B	Cl B	Cl B	Cl B

Assets

Investments, at fair value(1),(2)	$3,663,560	$9,113,778	$122,245,132	$221,773,783	$9,925,693
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,281	8,589	82,766	6,429	16,796
Receivable for share redemptions	3,778	8,189	132,223	183,040	12,479

Total assets	3,669,619	9,130,556	122,460,121	221,963,252	9,954,968

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	3,168	7,344	92,827	169,683	9,251
Contract terminations	611	845	39,395	13,357	3,228
Payable for investments purchased	2,281	8,589	82,766	6,429	16,796

Total liabilities	6,060	16,778	214,988	189,469	29,275

Net assets applicable to contracts in accumulation period	3,662,700	9,113,778	122,060,645	221,370,251	9,924,652
Net assets applicable to contracts in payment period	—	—	184,488	403,532	—
Net assets applicable to seed money	859	—	—	—	1,041

Total net assets	$3,663,559	$9,113,778	$122,245,133	$221,773,783	$9,925,693

(1) Investment shares	313,661	451,624	4,446,895	14,924,212	238,484
(2) Investments, at cost	$3,525,159	$7,275,590	$ 92,085,308	$236,925,160	$7,087,052

	ALPS Alerian	AC VP	AC VP	AC VP	AC VP
	Engy Infr,	Intl,	Intl,	Mid Cap Val,	Ultra,
Dec. 31, 2013 (continued)	Class III	Cl I	Cl II	Cl II	Cl II

Assets

Investments, at fair value(1),(2)	$15,719,647	$14,796,918	$41,629,590	$52,077,512	$30,406,131
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	48,719	—	5,660	1,981	8,330
Receivable for share redemptions	13,786	55,308	63,567	83,050	204,360

Total assets	15,782,152	14,852,226	41,698,817	52,162,543	30,618,821

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	12,401	10,964	31,332	42,328	23,780
Contract terminations	1,384	44,343	32,235	40,722	180,580
Payable for investments purchased	48,719	—	5,660	1,981	8,330

Total liabilities	62,504	55,307	69,227	85,031	212,690

Net assets applicable to contracts in accumulation period	15,719,086	14,737,533	41,474,529	52,000,004	30,391,975
Net assets applicable to contracts in payment period	—	59,386	155,061	77,508	14,156
Net assets applicable to seed money	562	—	—	—	—

Total net assets	$15,719,648	$14,796,919	$41,629,590	$52,077,512	$30,406,131

(1) Investment shares	1,466,385	1,377,739	3,879,738	2,818,047	2,094,086
(2) Investments, at cost	$14,543,466	$12,002,453	$28,858,083	$38,720,731	$20,122,696

See accompanying notes to financial statements.

 206  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

	AC VP	AC VP	BlackRock	Calvert	CB Var
	Val,	Val,	Global Alloc,	VP SRI	Sm Cap Gro,
Dec. 31, 2013 (continued)	Cl I	Cl II	Cl III	Bal	Cl I

Assets

Investments, at fair value(1),(2)	$51,195,554	$230,552,247	$47,699,273	$26,439,874	$20,433,506
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	53,844	243,874	2,619	13,704
Receivable for share redemptions	44,678	328,031	62,685	26,533	17,883

Total assets	51,240,232	230,934,122	48,005,832	26,469,026	20,465,093

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	37,693	183,255	38,825	19,657	16,872
Contract terminations	6,985	144,776	23,860	6,876	1,011
Payable for investments purchased	—	53,844	243,874	2,619	13,704

Total liabilities	44,678	381,875	306,559	29,152	31,587

Net assets applicable to contracts in accumulation period	50,738,934	230,206,306	47,148,194	26,363,359	20,433,506
Net assets applicable to contracts in payment period	456,620	345,511	550,738	76,515	—
Net assets applicable to seed money	—	430	341	—	—

Total net assets	$51,195,554	$230,552,247	$47,699,273	$26,439,874	$20,433,506

(1) Investment shares	6,058,645	27,252,039	3,061,571	12,973,442	848,920
(2) Investments, at cost	$40,408,082	$185,682,329	$46,150,837	$23,638,091	$14,785,209

				Col VP	Col VP
	Col VP	Col VP	Col VP	Commodity	Contrarian
	Bal,	Cash Mgmt,	Cash Mgmt,	Strategy,	Core,
Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$258,134,318	$19,608,101	$247,621,406	$601,751	$9,184,967
Dividends receivable	—	5	68	—	—
Accounts receivable from RiverSource Life for contract purchase payments	145,841	55,486	61,941	851	77,616
Receivable for share redemptions	—	—	—	—	—

Total assets	258,280,159	19,663,592	247,683,415	602,602	9,262,583

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	225,834	19,453	203,051	492	7,365
Contract terminations	51,541	44,504	429,525	—	494
Payable for investments purchased	—	—	—	—	—

Total liabilities	277,375	63,957	632,576	492	7,859

Net assets applicable to contracts in accumulation period	254,061,393	19,587,413	246,672,164	601,187	9,254,580
Net assets applicable to contracts in payment period	3,941,336	—	378,675	—	—
Net assets applicable to seed money	55	12,222	—	923	144

Total net assets	$258,002,784	$19,599,635	$247,050,839	$602,110	$9,254,724

(1) Investment shares	13,136,607	19,608,101	247,621,406	64,566	644,107
(2) Investments, at cost	$193,561,688	$19,608,100	$247,577,572	$611,466	$8,433,200

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  207

Statements of Assets and Liabilities

	Col VP	Col VP	Col VP	Col VP	Col VP
	Core Bond,	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,
Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 3	Cl 2	Cl 3

Assets

Investments, at fair value(1),(2)	$1,405,771	$24,379,344	$663,792,442	$20,684,614	$790,783,620
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	11,231	19,753	186,531	21,633	18,077
Receivable for share redemptions	—	—	—	—	—

Total assets	1,417,002	24,399,097	663,978,973	20,706,247	790,801,697

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	1,233	24,606	540,379	20,795	632,268
Contract terminations	—	781,367	207,943	—	328,295
Payable for investments purchased	—	—	—	—	—

Total liabilities	1,233	805,973	748,322	20,795	960,563

Net assets applicable to contracts in accumulation period	1,414,761	23,592,814	659,562,631	20,685,411	785,766,555
Net assets applicable to contracts in payment period	—	—	3,668,020	—	4,074,579
Net assets applicable to seed money	1,008	310	—	41	—

Total net assets	$1,415,769	$23,593,124	$663,230,651	$20,685,452	$789,841,134

(1) Investment shares	146,587	2,442,820	66,246,751	1,150,423	43,762,237
(2) Investments, at cost	$1,413,509	$26,614,119	$696,080,462	$17,385,650	$532,141,564

	Col VP Emerg	Col VP	Col VP	Col VP	Col VP
	Mkts Bond,	Emer Mkts,	Emer Mkts,	Global Bond,	Global Bond,
Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 3	Cl 2	Cl 3

Assets

Investments, at fair value(1),(2)	$3,432,904	$13,906,491	$230,702,821	$ 9,413,292	$224,323,013
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	22,442	34,808	55,373	4,388	70,874
Receivable for share redemptions	—	—	—	—	—

Total assets	3,455,346	13,941,299	230,758,194	9,417,680	224,393,887

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	2,797	13,193	192,561	9,110	182,433
Contract terminations	187	—	72,337	—	61,724
Payable for investments purchased	—	—	—	—	—

Total liabilities	2,984	13,193	264,898	9,110	244,157

Net assets applicable to contracts in accumulation period	3,451,621	13,927,949	229,755,354	9,408,211	223,651,979
Net assets applicable to contracts in payment period	—	—	737,942	—	497,751
Net assets applicable to seed money	741	157	—	359	—

Total net assets	$3,452,362	$13,928,106	$230,493,296	$ 9,408,570	$224,149,730

(1) Investment shares	364,041	882,952	14,610,692	890,567	21,162,548
(2) Investments, at cost	$3,599,711	$13,812,364	$191,016,835	$10,412,075	$234,540,971

See accompanying notes to financial statements.

 208  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield Bond,	Hi Yield Bond,	Inc Opp,	Inc Opp,	Intl Opp,
Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Assets

Investments, at fair value(1),(2)	$23,988,563	$416,152,818	$106,145,367	$181,839,526	$5,908,355
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	41,266	43,774	19,072	31,486	6,056
Receivable for share redemptions	—	—	—	—	—

Total assets	24,029,829	416,196,592	106,164,439	181,871,012	5,914,411

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	23,323	337,219	89,966	143,954	5,551
Contract terminations	967	26,971	10,898	95,152	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	24,290	364,190	100,864	239,106	5,551

Net assets applicable to contracts in accumulation period	24,005,193	413,553,074	105,985,714	181,376,721	5,908,362
Net assets applicable to contracts in payment period	—	2,279,328	77,608	255,185	—
Net assets applicable to seed money	346	—	253	—	498

Total net assets	$24,005,539	$415,832,402	$106,063,575	$181,631,906	$5,908,860

(1) Investment shares	3,373,919	58,284,708	12,214,657	20,781,660	407,473
(2) Investments, at cost	$23,803,674	$387,137,210	$115,045,681	$200,709,899	$5,115,072

	Col VP	Col VP	Col VP	Col VP	Col VP
	Intl Opp,	Lg Cap Gro,	Lg Cap Gro,	Lg Core Quan,	Lg Core Quan,
Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

Assets

Investments, at fair value(1),(2)	$105,742,863	$7,438,170	$140,857,765	$3,539,072	$425,080,435
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	29,571	13,337	26,823	11,815	3,114
Receivable for share redemptions	—	—	—	—	—

Total assets	105,772,434	7,451,507	140,884,588	3,550,887	425,083,549

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	94,739	7,269	105,002	3,501	364,257
Contract terminations	13,257	1,450	74,186	—	109,930
Payable for investments purchased	—	—	—	—	—

Total liabilities	107,996	8,719	179,188	3,501	474,187

Net assets applicable to contracts in accumulation period	104,561,770	7,442,732	140,405,635	3,547,305	419,376,675
Net assets applicable to contracts in payment period	1,102,668	—	299,765	—	5,232,687
Net assets applicable to seed money	—	56	—	81	—

Total net assets	$105,664,438	$7,442,788	$140,705,400	$3,547,386	$424,609,362

(1) Investment shares	7,282,566	724,262	13,635,795	114,830	13,738,863
(2) Investments, at cost	$ 80,032,795	$6,002,612	$102,687,773	$2,888,508	$310,029,649

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  209

Statements of Assets and Liabilities

	Col VP Limited	Col VP Man	Col VP Man	Col VP Man	Col VP Man
	Duration Cr,	Vol Conserv,	Vol Conserv Gro,	Vol Gro,	Vol Mod Gro,
Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$9,042,865	$56,084,041	$233,298,457	$1,828,995,614	$5,545,206,641
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4	183,982	2,338,030	16,016,840	13,554,258
Receivable for share redemptions	—	—	—	—	—

Total assets	9,042,869	56,268,023	235,636,487	1,845,012,454	5,558,760,899

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	9,546	47,599	188,522	1,315,575	4,775,417
Contract terminations	1,438	295,622	—	—	2,226
Payable for investments purchased	—	—	—	—	—

Total liabilities	10,984	343,221	188,522	1,315,575	4,777,643

Net assets applicable to contracts in accumulation period	9,031,571	55,924,662	235,447,835	1,843,696,763	5,553,983,206
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	314	140	130	116	50

Total net assets	$9,031,885	$55,924,802	$235,447,965	$1,843,696,879	$5,553,983,256

(1) Investment shares	868,671	5,536,430	22,325,211	164,330,244	472,334,467
(2) Investments, at cost	$9,075,568	$55,317,672	$227,071,565	$1,755,687,159	$5,025,229,453

	Col VP	Col VP Marsico	Col VP Mid	Col VP Mid	Col VP Mid
	Marsico Gro,	Intl Opp,	Cap Gro Opp,	Cap Gro Opp,	Cap Val Opp,
Dec. 31, 2013 (continued)	Cl 1	Cl 2	Cl 2	Cl 3	Cl 2

Assets

Investments, at fair value(1),(2)	$186,080,927	$47,659,471	$2,848,618	$97,831,059	$8,039,485
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	359	11,280	33,304	364	9,782
Receivable for share redemptions	—	—	—	—	—

Total assets	186,081,286	47,670,751	2,881,922	97,831,423	8,049,267

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	145,919	38,552	2,797	83,875	7,809
Contract terminations	207,120	314	—	17,583	28,188
Payable for investments purchased	—	—	—	—	—

Total liabilities	353,039	38,866	2,797	101,458	35,997

Net assets applicable to contracts in accumulation period	185,433,566	47,438,197	2,879,045	96,905,748	8,013,179
Net assets applicable to contracts in payment period	294,681	193,230	—	824,217	—
Net assets applicable to seed money	—	458	80	—	91

Total net assets	$185,728,247	$47,631,885	$2,879,125	$97,729,965	$8,013,270

(1) Investment shares	6,196,501	2,567,859	158,963	5,438,080	493,523
(2) Investments, at cost	$108,402,117	$48,704,933	$2,419,772	$62,675,979	$6,596,114

See accompanying notes to financial statements.

 210  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

	Col VP Mid	Col VP Multi-	Col VP	Col VP Select	Col VP Select
	Cap Val Opp,	Strategy Alt,	S&P 500,	Lg Cap Val,	Lg Cap Val,
Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

Assets

Investments, at fair value(1),(2)	$100,106,275	$4,196,597	$174,863,717	$4,906,160	$47,074,672
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,343	1,266	68,065	20,718	50
Receivable for share redemptions	—	—	—	—	—

Total assets	100,111,618	4,197,863	174,931,782	4,926,878	47,074,722

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	78,243	3,711	136,666	4,864	35,896
Contract terminations	34,254	100	71,227	334	22,208
Payable for investments purchased	—	—	—	—	—

Total liabilities	112,497	3,811	207,893	5,198	58,104

Net assets applicable to contracts in accumulation period	99,800,668	4,193,932	173,804,813	4,921,605	46,977,427
Net assets applicable to contracts in payment period	198,453	—	919,003	—	39,191
Net assets applicable to seed money	—	120	73	75	—

Total net assets	$ 99,999,121	$4,194,052	$174,723,889	$4,921,680	$47,016,618

(1) Investment shares	6,122,708	429,100	13,127,907	306,061	2,927,529
(2) Investments, at cost	$ 70,766,778	$4,242,585	$110,436,620	$3,963,253	$33,160,575

	Col VP Select	Col VP Select	Col VP	Col VP	Col VP
	Sm Cap Val,	Sm Cap Val,	Strategic Inc,	US Govt Mtge,	US Govt Mtge,
Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 2	Cl 2	Cl 3

Assets

Investments, at fair value(1),(2)	$4,190,695	$66,678,550	$16,321,956	$5,247,946	$148,776,623
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	59,887	7,957	660	—	103,411
Receivable for share redemptions	—	—	—	—	—

Total assets	4,250,582	66,686,507	16,322,616	5,247,946	148,880,034

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	4,086	50,401	17,207	5,224	118,729
Contract terminations	—	47,505	283	2,675	22,939
Payable for investments purchased	—	—	—	—	—

Total liabilities	4,086	97,906	17,490	7,899	141,668

Net assets applicable to contracts in accumulation period	4,246,395	66,525,028	16,304,889	5,239,679	148,248,759
Net assets applicable to contracts in payment period	—	63,573	—	—	489,607
Net assets applicable to seed money	101	—	237	368	—

Total net assets	$4,246,496	$66,588,601	$16,305,126	$5,240,047	$148,738,366

(1) Investment shares	228,750	3,623,834	1,869,640	514,504	14,557,400
(2) Investments, at cost	$3,231,804	$42,992,929	$16,804,236	$5,328,620	$150,014,931

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  211

Statements of Assets and Liabilities

	CS	Drey VIF	DWS Alt Asset	EV VT	Fid VIP
	Commodity	Intl Eq,	Alloc VIP,	Floating-Rate	Contrafund,
Dec. 31, 2013 (continued)	Return	Serv	Cl B	Inc	Serv Cl 2

Assets

Investments, at fair value(1),(2)	$52,642,791	$7,697,663	$24,843,922	$333,885,716	$509,204,693
Dividends receivable	—	—	—	1,105,892	—
Accounts receivable from RiverSource Life for contract purchase payments	24,554	4,433	84,616	283,375	325,720
Receivable for share redemptions	68,792	10,928	19,993	318,775	734,934

Total assets	52,736,137	7,713,024	24,948,531	335,593,758	510,265,347

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	42,041	6,813	19,993	266,735	407,385
Contract terminations	26,750	4,115	—	52,040	327,550
Payable for investments purchased	24,554	4,433	84,616	1,389,267	325,720

Total liabilities	93,345	15,361	104,609	1,708,042	1,060,655

Net assets applicable to contracts in accumulation period	52,518,110	7,697,663	24,698,726	333,396,836	507,725,634
Net assets applicable to contracts in payment period	124,682	—	144,886	488,880	1,478,787
Net assets applicable to seed money	—	—	310	—	271

Total net assets	$52,642,792	$7,697,663	$24,843,922	$333,885,716	$509,204,692

(1) Investment shares	8,369,283	400,086	1,808,146	35,406,757	15,078,611
(2) Investments, at cost	$76,480,983	$6,883,765	$24,751,673	$329,361,236	$392,046,527

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Dec. 31, 2013 (continued)	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

Assets

Investments, at fair value(1),(2)	$59,592,312	$152,276,206	$124,273,288	$573,384,237	$20,736,904
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	8,764	—	298,786	437
Receivable for share redemptions	129,907	238,951	112,850	830,615	37,550

Total assets	59,722,219	152,523,921	124,386,138	574,513,638	20,774,891

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	44,099	114,000	91,323	443,702	15,204
Contract terminations	85,809	124,951	21,526	386,913	22,346
Payable for investments purchased	—	8,764	—	298,786	437

Total liabilities	129,908	247,715	112,849	1,129,401	37,987

Net assets applicable to contracts in accumulation period	59,409,755	151,378,145	123,057,359	571,974,512	20,601,286
Net assets applicable to contracts in payment period	182,556	898,061	1,215,930	1,409,265	135,618
Net assets applicable to seed money	—	—	—	460	—

Total net assets	$59,592,311	$152,276,206	$124,273,289	$573,384,237	$20,736,904

(1) Investment shares	3,134,788	8,091,191	3,436,761	16,106,299	1,008,604
(2) Investments, at cost	$44,346,783	$103,763,074	$ 86,038,194	$452,209,880	$18,212,431

See accompanying notes to financial statements.

 212  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank
	Overseas,	Strategic Inc,	Global Real Est,	Inc,	Sm Cap Val,
Dec. 31, 2013 (continued)	Serv Cl 2	Serv Cl 2	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$93,108,778	$12,848,110	$148,569,200	$17,726,376	$176,995,728
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	34,087	748	137,818	143,645	16,891
Receivable for share redemptions	188,712	18,226	113,725	30,513	258,981

Total assets	93,331,577	12,867,084	148,820,743	17,900,534	177,271,600

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	71,613	10,276	113,725	13,665	137,495
Contract terminations	117,099	7,949	—	16,848	121,485
Payable for investments purchased	34,087	748	137,818	143,645	16,891

Total liabilities	222,799	18,973	251,543	174,158	275,871

Net assets applicable to contracts in accumulation period	92,860,767	12,847,527	148,245,735	17,725,901	176,581,181
Net assets applicable to contracts in payment period	248,011	—	323,465	—	414,060
Net assets applicable to seed money	—	584	—	475	488

Total net assets	$93,108,778	$12,848,111	$148,569,200	$17,726,376	$176,995,729

(1) Investment shares	4,548,548	1,153,331	10,665,413	1,103,073	7,353,375
(2) Investments, at cost	$77,140,890	$13,322,987	$198,598,734	$17,128,229	$105,766,056

	FTVIPT Frank	FTVIPT Temp	GS VIT	GS VIT Sm	GS VIT U.S.
	Mutual Shares,	Global Bond,	Mid Cap Val,	Cap Eq Insights,	Eq Insights,
Dec. 31, 2013 (continued)	Cl 2	Cl 2	Inst	Inst	Inst

Assets

Investments, at fair value(1),(2)	$153,401,059	$18,599,846	$257,444,463	$8,413,282	$157,109,824
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	131,482	82,068	89,432	175	55,381
Receivable for share redemptions	185,855	24,569	233,608	20,990	217,191

Total assets	153,718,396	18,706,483	257,767,503	8,434,447	157,382,396

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	122,816	14,756	191,906	6,168	118,792
Contract terminations	63,038	9,814	41,702	14,822	98,399
Payable for investments purchased	131,482	82,068	89,432	175	55,381

Total liabilities	317,336	106,638	323,040	21,165	272,572

Net assets applicable to contracts in accumulation period	153,221,442	18,599,068	256,285,844	8,377,358	156,443,779
Net assets applicable to contracts in payment period	179,103	—	1,158,619	35,924	666,045
Net assets applicable to seed money	515	777	—	—	—

Total net assets	$153,401,060	$18,599,845	$257,444,463	$8,413,282	$157,109,824

(1) Investment shares	7,092,051	999,992	13,811,398	558,280	9,510,280
(2) Investments, at cost	$121,482,369	$18,523,438	$199,865,562	$6,578,864	$114,503,142

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  213

Statements of Assets and Liabilities

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Am Fran,	Bal Risk Alloc,	Comstock,	Core Eq,
Dec. 31, 2013 (continued)	Ser I	Ser II	Ser II	Ser II	Ser I

Assets

Investments, at fair value(1),(2)	$15,863,232	$87,848,513	$21,763,371	$236,246,838	$104,750,491
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	962	29,146	131	—
Receivable for share redemptions	64,249	111,470	65,406	325,177	141,765

Total assets	15,927,481	87,960,945	21,857,923	236,572,146	104,892,256

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	11,613	66,149	19,131	182,278	115,388
Contract terminations	52,636	45,321	46,275	142,899	26,377
Payable for investments purchased	—	962	29,146	131	—

Total liabilities	64,249	112,432	94,552	325,308	141,765

Net assets applicable to contracts in accumulation period	15,807,538	87,837,903	21,762,932	236,059,961	103,191,595
Net assets applicable to contracts in payment period	55,694	10,610	—	186,877	1,558,896
Net assets applicable to seed money	—	—	439	—	—

Total net assets	$15,863,232	$87,848,513	$21,763,371	$236,246,838	$104,750,491

(1) Investment shares	313,317	1,771,854	1,783,883	13,362,378	2,725,748
(2) Investments, at cost	$11,693,405	$64,794,922	$22,147,660	$166,099,785	$ 59,096,497

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Div Divd,	Div Divd,	Global Hlth,	Intl Gro,	Mid Cap Gro,
Dec. 31, 2013 (continued)	Ser I	Ser II	Ser II	Ser II	Ser I

Assets

Investments, at fair value(1),(2)	$24,786,196	$14,895,841	$44,304,941	$100,859,235	$17,575,045
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	117,831	37,398	20,469	110,456	—
Receivable for share redemptions	20,767	26,416	46,153	82,804	31,895

Total assets	24,924,794	14,959,655	44,371,563	101,052,495	17,606,940

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	18,182	13,014	34,732	78,528	12,961
Contract terminations	2,585	13,402	11,420	4,276	18,935
Payable for investments purchased	117,831	37,398	20,469	110,456	—

Total liabilities	138,598	63,814	66,621	193,260	31,896

Net assets applicable to contracts in accumulation period	24,769,523	14,895,520	44,157,762	100,777,125	17,494,881
Net assets applicable to contracts in payment period	16,673	321	147,180	82,110	80,163
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$24,786,196	$14,895,841	$44,304,942	$100,859,235	$17,575,044

(1) Investment shares	1,184,243	714,429	1,550,750	2,891,607	3,285,055
(2) Investments, at cost	$19,202,131	$11,637,141	$29,689,795	$ 76,980,867	$13,167,342

See accompanying notes to financial statements.

 214  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

	Invesco VI	Invesco VI	Ivy	Janus Aspen	Janus Aspen
	Mid Cap Gro,	Tech,	VIP Asset	Enterprise,	Flex Bond,
Dec. 31, 2013 (continued)	Ser II	Ser I	Strategy	Serv	Serv

Assets

Investments, at fair value(1),(2)	$24,896,499	$27,715,817	$27,766,379	$15,665,106	$6,997,533
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,925	1,070	169,472	—	37,528
Receivable for share redemptions	35,650	30,254	41,203	41,747	5,463

Total assets	24,938,074	27,747,141	27,977,054	15,706,853	7,040,524

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	19,183	20,466	21,837	11,221	5,462
Contract terminations	16,467	9,788	19,366	30,526	1
Payable for investments purchased	5,925	1,070	169,472	—	37,528

Total liabilities	41,575	31,324	210,675	41,747	42,991

Net assets applicable to contracts in accumulation period	24,864,588	27,715,144	27,645,693	15,665,106	6,976,963
Net assets applicable to contracts in payment period	31,911	673	120,069	—	19,840
Net assets applicable to seed money	—	—	617	—	730

Total net assets	$24,896,499	$27,715,817	$27,766,379	$15,665,106	$6,997,533

(1) Investment shares	4,671,013	1,427,179	2,095,797	275,794	547,538
(2) Investments, at cost	$18,841,321	$19,046,307	$25,620,957	$ 9,889,523	$7,061,111

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Lazard Ret
	Gbl Alloc Mod,	Global Tech,	Janus,	Overseas,	Global Dyn
Dec. 31, 2013 (continued)	Serv	Serv	Serv	Serv	MA, Serv

Assets

Investments, at fair value(1),(2)	$9,385,488	$19,917,928	$59,209,058	$58,266,647	$5,819,949
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,978	—	188	394	20,897
Receivable for share redemptions	7,316	35,729	108,758	127,892	569,104

Total assets	9,396,782	19,953,657	59,318,004	58,394,933	6,409,950

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	7,317	14,483	47,185	43,227	5,170
Contract terminations	—	21,246	61,573	84,665	563,934
Payable for investments purchased	3,978	—	188	394	20,897

Total liabilities	11,295	35,729	108,946	128,286	590,001

Net assets applicable to contracts in accumulation period	9,159,820	19,734,557	59,176,812	58,005,835	5,818,965
Net assets applicable to contracts in payment period	224,778	183,371	31,530	260,812	—
Net assets applicable to seed money	889	—	716	—	984

Total net assets	$9,385,487	$19,917,928	$59,209,058	$58,266,647	$5,819,949

(1) Investment shares	764,291	2,388,241	1,754,862	1,423,916	473,167
(2) Investments, at cost	$9,017,179	$12,671,918	$39,016,768	$50,896,715	$5,637,181

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  215

Statements of Assets and Liabilities

	MFS	MFS	MFS	MS UIF Global	MS UIF
	Inv Gro Stock,	New Dis,	Utilities,	Real Est,	Mid Cap Gro,
Dec. 31, 2013 (continued)	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

Assets

Investments, at fair value(1),(2)	$82,993,521	$64,507,702	$257,426,088	$63,190,597	$49,578,317
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	24,507	2,297	318,521	60,600	5,556
Receivable for share redemptions	88,177	59,737	223,714	75,287	74,392

Total assets	83,106,205	64,569,736	257,968,323	63,326,484	49,658,265

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	63,987	48,395	204,351	50,498	39,961
Contract terminations	24,190	11,342	19,364	24,789	34,431
Payable for investments purchased	24,507	2,297	318,521	60,600	5,556

Total liabilities	112,684	62,034	542,236	135,887	79,948

Net assets applicable to contracts in accumulation period	82,819,866	64,383,839	256,995,245	63,018,301	49,503,454
Net assets applicable to contracts in payment period	173,655	123,863	430,458	172,296	74,449
Net assets applicable to seed money	—	—	384	—	414

Total net assets	$82,993,521	$64,507,702	$257,426,087	$63,190,597	$49,578,317

(1) Investment shares	5,547,695	3,068,873	8,180,047	6,758,353	3,479,180
(2) Investments, at cost	$56,586,283	$44,486,335	$205,271,741	$58,274,933	$39,148,992

	NB AMT	NB AMT Soc	Oppen	Oppen	Oppen Global
	Intl Eq,	Responsive,	Eq Inc VA,	Global VA,	Strategic Inc VA,
Dec. 31, 2013 (continued)	Cl S	Cl S	Serv	Serv	Srv

Assets

Investments, at fair value(1),(2)	$20,121,038	$6,421,663	$5,648,190	$114,932,532	$631,310,800
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	10,820	4,273	90	46,420	107,491
Receivable for share redemptions	16,142	6,333	5,413	112,790	858,891

Total assets	20,148,000	6,432,269	5,653,693	115,091,742	632,277,182

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	15,803	5,625	5,105	91,935	506,641
Contract terminations	339	708	308	20,855	352,250
Payable for investments purchased	10,820	4,273	90	46,420	107,491

Total liabilities	26,962	10,606	5,503	159,210	966,382

Net assets applicable to contracts in accumulation period	20,100,205	6,420,537	5,648,190	114,603,072	629,506,011
Net assets applicable to contracts in payment period	20,833	—	—	328,456	1,804,141
Net assets applicable to seed money	—	1,126	—	1,004	648

Total net assets	$20,121,038	$6,421,663	$5,648,190	$114,932,532	$631,310,800

(1) Investment shares	1,743,591	295,113	409,883	2,839,944	114,783,782
(2) Investments, at cost	$18,006,619	$4,801,177	$4,368,131	$ 86,261,917	$609,715,296

See accompanying notes to financial statements.

 216  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

	Oppen Main St	PIMCO	PIMCO VIT Glb	PIMCO	Put VT Global
	Sm Cap VA,	VIT All Asset,	MA Man Alloc,	VIT Tot Return,	Hlth Care,
Dec. 31, 2013 (continued)	Serv	Advisor Cl	Adv Cl	Advisor Cl	Cl IB

Assets

Investments, at fair value(1),(2)	$85,904,690	$222,702,641	$4,991,472	$7,896,999	$24,736,521
Dividends receivable	—	—	—	33,225	—
Accounts receivable from RiverSource Life for contract purchase payments	31,413	107,161	11,276	11,040	6,582
Receivable for share redemptions	98,585	419,830	4,717	6,614	23,148

Total assets	86,034,688	223,229,632	5,007,465	7,947,878	24,766,251

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	69,332	185,534	4,498	6,614	18,420
Contract terminations	29,253	234,296	219	—	4,728
Payable for investments purchased	31,413	107,161	11,276	44,265	6,582

Total liabilities	129,998	526,991	15,993	50,879	29,730

Net assets applicable to contracts in accumulation period	85,801,871	221,642,587	4,990,908	7,872,674	24,684,183
Net assets applicable to contracts in payment period	102,374	1,059,740	—	—	52,338
Net assets applicable to seed money	445	314	564	24,325	—

Total net assets	$85,904,690	$222,702,641	$4,991,472	$7,896,999	$24,736,521

(1) Investment shares	3,120,403	20,282,572	438,618	719,217	1,415,133
(2) Investments, at cost	$54,878,044	$225,327,436	$5,405,935	$8,086,558	$17,090,307

	Put VT	Put VT Multi-	Put VT Multi-	Royce	Third
	Intl Eq,	Cap Gro,	Cap Gro,	Micro-Cap,	Ave
Dec. 31, 2013 (continued)	Cl IB	Cl IA	Cl IB	Invest Cl	Val

Assets

Investments, at fair value(1),(2)	$22,119,749	$66,234,626	$29,282,832	$30,689,160	$28,415,479
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,979	—	—	4,733	1,694
Receivable for share redemptions	35,983	105,936	115,818	22,758	28,678

Total assets	22,157,711	66,340,562	29,398,650	30,716,651	28,445,851

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	16,589	72,699	21,488	22,758	21,115
Contract terminations	19,394	33,237	94,330	—	7,563
Payable for investments purchased	1,979	—	—	4,733	1,694

Total liabilities	37,962	105,936	115,818	27,491	30,372

Net assets applicable to contracts in accumulation period	22,086,497	65,654,169	29,180,265	30,421,707	28,231,716
Net assets applicable to contracts in payment period	33,252	580,457	102,567	267,453	183,763
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$22,119,749	$66,234,626	$29,282,832	$30,689,160	$28,415,479

(1) Investment shares	1,547,918	2,137,980	961,038	2,391,984	1,715,911
(2) Investments, at cost	$20,284,132	$48,525,177	$17,530,023	$21,743,077	$28,121,683

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  217

Statements of Assets and Liabilities

	VanEck VIP	VP	VP	VP AC	VP Loomis
	Global Gold,	Aggr,	Aggr,	Div Bond,	Sayles Gro,
Dec. 31, 2013 (continued)	Cl S	Cl 2	Cl 4	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$3,278,475	$1,175,116,378	$1,626,306,194	$5,612,013	$2,962,765
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,243	85,329	1,803	23,855	1,366
Receivable for share redemptions	2,538	—	—	—	—

Total assets	3,286,256	1,175,201,707	1,626,307,997	5,635,868	2,964,131

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	2,538	989,261	1,322,395	5,504	2,900
Contract terminations	—	1,142,291	2,165,995	—	3
Payable for investments purchased	5,243	—	—	—	—

Total liabilities	7,781	2,131,552	3,488,390	5,504	2,903

Net assets applicable to contracts in accumulation period	3,277,952	1,172,821,071	1,622,819,607	5,629,908	2,961,144
Net assets applicable to contracts in payment period	—	249,048	—	—	—
Net assets applicable to seed money	523	36	—	456	84

Total net assets	$3,278,475	$1,173,070,155	$1,622,819,607	$5,630,364	$2,961,228

(1) Investment shares	478,609	78,236,776	108,132,061	531,441	179,453
(2) Investments, at cost	$3,846,988	$ 922,791,277	$1,102,709,137	$5,854,454	$2,417,134

	VP AQR Man	VP BR Gl	VP BR Gl	VP Col	VP Col
	Fut Strategy,	Infl Prot Sec,	Infl Prot Sec,	Wanger Intl Eq,	Wanger US Eq,
Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 3	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$6,704,287	$6,280,678	$164,618,543	$13,338,886	$11,342,078
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	18,955	12	78,777	45,393	4,237
Receivable for share redemptions	—	—	—	—	—

Total assets	6,723,242	6,280,690	164,697,320	13,384,279	11,346,315

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	5,102	6,323	131,363	12,656	10,695
Contract terminations	156	53,496	114,988	40,044	612
Payable for investments purchased	—	—	—	—	—

Total liabilities	5,258	59,819	246,351	52,700	11,307

Net assets applicable to contracts in accumulation period	6,717,074	6,220,556	164,318,434	13,331,202	11,326,320
Net assets applicable to contracts in payment period	—	—	132,535	—	8,628
Net assets applicable to seed money	910	315	—	377	60

Total net assets	$6,717,984	$6,220,871	$164,450,969	$13,331,579	$11,335,008

(1) Investment shares	619,620	723,580	18,856,649	946,692	625,942
(2) Investments, at cost	$6,460,454	$6,797,658	$178,732,030	$11,586,688	$ 8,702,991

See accompanying notes to financial statements.

 218  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

	VP	VP	VP DFA	VP EV Floating	VP GS Commodity
	Conserv,	Conserv,	Intl Val,	Rate Inc,	Strategy,
Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$679,417,990	$1,125,302,606	$4,931,249	$27,992,694	$1,508,533
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	336,341	82,000	17,030	85,590	741
Receivable for share redemptions	—	—	—	—	—

Total assets	679,754,331	1,125,384,606	4,948,279	28,078,284	1,509,274

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	631,735	978,032	4,614	28,909	1,181
Contract terminations	240,223	760,185	500	254,290	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	871,958	1,738,217	5,114	283,199	1,181

Net assets applicable to contracts in accumulation period	678,688,568	1,123,646,389	4,942,519	27,792,594	1,507,383
Net assets applicable to contracts in payment period	193,794	—	—	—	—
Net assets applicable to seed money	11	—	646	2,491	710

Total net assets	$678,882,373	$1,123,646,389	$4,943,165	$27,795,085	$1,508,093

(1) Investment shares	56,523,959	93,697,136	427,689	2,844,786	176,231
(2) Investments, at cost	$623,772,339	$ 979,213,651	$4,438,289	$28,090,211	$1,531,733

	VP Holl	VP Invesco	VP JPM	VP Jennison	VP MFS
	Lg Cap Gro,	Intl Gro,	Core Bond,	Mid Cap Gro,	Val,
Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$4,719,389	$6,341,170	$4,556,563	$4,898,098	$7,260,393
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	96	21,860	10,746	11,462	157,257
Receivable for share redemptions	—	—	—	—	—

Total assets	4,719,485	6,363,030	4,567,309	4,909,560	7,417,650

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	4,719	5,864	4,697	4,878	7,043
Contract terminations	1,537	7	35	—	337
Payable for investments purchased	—	—	—	—	—

Total liabilities	6,256	5,871	4,732	4,878	7,380

Net assets applicable to contracts in accumulation period	4,713,146	6,356,582	4,562,201	4,904,585	7,410,137
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	83	577	376	97	133

Total net assets	$4,713,229	$6,357,159	$4,562,577	$4,904,682	$7,410,270

(1) Investment shares	274,702	466,263	431,084	286,271	431,140
(2) Investments, at cost	$3,605,140	$5,610,318	$4,680,111	$4,006,695	$5,855,575

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  219

Statements of Assets and Liabilities

	VP	VP	VP Mod	VP Mod	VP Mod
	Mod,	Mod,	Aggr,	Aggr,	Conserv,
Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

Assets

Investments, at fair value(1),(2)	$6,949,099,165	$11,685,829,210	$4,202,088,910	$5,956,295,743	$1,707,816,888
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,269,072	32,254	525,336	3,090	128,713
Receivable for share redemptions	—	—	—	—	—

Total assets	6,950,368,237	11,685,861,464	4,202,614,246	5,956,298,833	1,707,945,601

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	6,083,544	9,638,232	3,583,588	4,884,625	1,534,670
Contract terminations	2,501,543	5,162,988	3,734,000	6,271,698	1,447,612
Payable for investments purchased	—	—	—	—	—

Total liabilities	8,585,087	14,801,220	7,317,588	11,156,323	2,982,282

Net assets applicable to contracts in accumulation period	6,940,214,189	11,671,060,244	4,193,087,822	5,945,142,510	1,704,597,120
Net assets applicable to contracts in payment period	1,568,949	—	2,208,824	—	366,188
Net assets applicable to seed money	12	—	12	—	11

Total net assets	$6,941,783,150	$11,671,060,244	$4,195,296,658	$5,945,142,510	$1,704,963,319

(1) Investment shares	509,838,530	856,104,704	292,420,940	413,919,093	133,631,994
(2) Investments, at cost	$5,730,170,427	$ 8,595,504,431	$3,353,724,389	$4,148,709,329	$1,481,979,365

	VP Mod	VP MS Global	VP NFJ	VP Nuveen Winslow	VP Ptnrs
	Conserv,	Real Est,	Divd Val,	Lg Cap Gro,	Sm Cap Gro,
Dec. 31, 2013 (continued)	Cl 4	Cl 2	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$2,947,097,641	$10,514,948	$6,453,766	$2,544,378	$2,627,875
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	13,774	1,219	1,302	5,915	10,212
Receivable for share redemptions	—	—	—	—	—

Total assets	2,947,111,415	10,516,167	6,455,068	2,550,293	2,638,087

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	2,495,902	10,236	6,490	2,560	2,420
Contract terminations	3,967,762	788	37	—	3
Payable for investments purchased	—	—	—	—	—

Total liabilities	6,463,664	11,024	6,527	2,560	2,423

Net assets applicable to contracts in accumulation period	2,940,647,751	10,504,690	6,448,451	2,547,627	2,635,516
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	453	90	106	148

Total net assets	$2,940,647,751	$10,505,143	$6,448,541	$2,547,733	$2,635,664

(1) Investment shares	230,062,267	901,797	382,559	145,144	144,946
(2) Investments, at cost	$2,346,819,601	$10,806,593	$5,087,179	$1,956,058	$2,034,190

See accompanying notes to financial statements.

 220  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

	VP Ptnrs	VP Ptnrs	VP TCW Core	VP Pyramis	VP Pyrford
	Sm Cap Val,	Sm Cap Val,	Plus Bond,	Intl Eq,	Intl Eq,
Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$3,452,099	$147,373,093	$3,118,656	$3,084,673	$797,405
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	19,508	4,612	24	33,691	21,756
Receivable for share redemptions	—	—	—	—	—

Total assets	3,471,607	147,377,705	3,118,680	3,118,364	819,161

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	3,131	111,697	3,213	2,998	664
Contract terminations	—	71,883	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	3,131	183,580	3,213	2,998	664

Net assets applicable to contracts in accumulation period	3,468,390	146,676,387	3,115,095	3,114,305	817,482
Net assets applicable to contracts in payment period	—	517,738	—	—	—
Net assets applicable to seed money	86	—	372	1,061	1,015

Total net assets	$3,468,476	$147,194,125	$3,115,467	$3,115,366	$818,497

(1) Investment shares	155,360	6,605,697	312,178	238,199	75,799
(2) Investments, at cost	$2,757,068	$ 85,472,899	$3,244,089	$2,742,522	$766,200

	VP Sit	VP Sit	VP Vty	VP Vty	VP WF Short
	Divd Gro,	Divd Gro,	Estb Val,	Estb Val,	Duration Govt,
Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Assets

Investments, at fair value(1),(2)	$4,316,642	$46,158,516	$6,664,976	$18,012,204	$2,187,561
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	11,070	11,024	1,264	12,002	947
Receivable for share redemptions	—	—	—	—	—

Total assets	4,327,712	46,169,540	6,666,240	18,024,206	2,188,508

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	4,333	36,348	6,322	13,808	2,167
Contract terminations	314	44,599	97	13,804	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	4,647	80,947	6,419	27,612	2,167

Net assets applicable to contracts in accumulation period	4,322,996	46,023,501	6,659,714	17,971,069	2,185,964
Net assets applicable to contracts in payment period	—	65,092	—	25,525	—
Net assets applicable to seed money	69	—	107	—	377

Total net assets	$4,323,065	$46,088,593	$6,659,821	$17,996,594	$2,186,341

(1) Investment shares	316,006	3,369,235	402,718	1,083,115	216,805
(2) Investments, at cost	$3,533,601	$30,499,246	$5,059,185	$12,207,630	$2,213,974

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  221

Statements of Assets and Liabilities

			WF Adv VT	WF Adv	WF Adv
	Wanger	Wanger	Index Asset Alloc,	VT Intl Eq,	VT Opp,
Dec. 31, 2013 (continued)	Intl	USA	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$342,949,976	$392,288,094	$29,124,911	$48,585,588	$72,778,020
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,315	—	1,796	993	9,130
Receivable for share redemptions	—	—	53,093	69,029	75,061

Total assets	342,951,291	392,288,094	29,179,800	48,655,610	72,862,211

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	263,740	299,955	22,002	38,208	58,155
Contract terminations	139,605	230,029	31,090	30,822	16,906
Payable for investments purchased	—	—	1,796	993	9,130

Total liabilities	403,345	529,984	54,888	70,023	84,191

Net assets applicable to contracts in accumulation period	341,991,464	391,081,065	28,866,024	48,429,518	72,582,804
Net assets applicable to contracts in payment period	556,482	677,045	258,888	156,069	194,796
Net assets applicable to seed money	—	—	—	—	420

Total net assets	$342,547,946	$391,758,110	$29,124,912	$48,585,587	$72,778,020

(1) Investment shares	9,926,193	9,537,761	1,837,534	8,833,743	2,783,098
(2) Investments, at cost	$265,558,577	$272,158,244	$22,884,381	$40,987,855	$49,208,916

				WF Adv VT	WA Var Global
				Sm Cap Gro,	Hi Yd Bond,
Dec. 31, 2013 (continued)				Cl 2	Cl II

Assets

Investments, at fair value(1),(2)				$84,690,225	$3,051,408
Dividends receivable				—	—
Accounts receivable from RiverSource Life for contract purchase payments				158,152	8,232
Receivable for share redemptions				80,425	50,507

Total assets				84,928,802	3,110,147

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee				67,610	2,527
Contract terminations				12,815	47,981
Payable for investments purchased				158,152	8,232

Total liabilities				238,577	58,740

Net assets applicable to contracts in accumulation period				84,611,841	3,050,582
Net assets applicable to contracts in payment period				77,826	—
Net assets applicable to seed money				558	825

Total net assets				$84,690,225	$3,051,407

(1) Investment shares				7,548,148	367,639
(2) Investments, at cost				$57,768,978	$3,151,345

See accompanying notes to financial statements.

 222  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

	AB VPS Dyn	AB VPS Global	AB VPS	AB VPS	AB VPS
	Asset Alloc,	Thematic Gro,	Gro & Inc,	Intl Val,	Lg Cap Gro,
Period ended Dec. 31, 2013	Cl B(1)	Cl B	Cl B	Cl B	Cl B

Investment income

Dividend income	$ 3,092	$ 1,862	$ 1,304,503	$12,483,106	$ —
Variable account expenses	11,788	78,508	997,208	1,885,465	87,755

Investment income (loss) — net	(8,696)	(76,646)	307,295	10,597,641	(87,755)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	195,716	2,571,808	21,481,305	42,580,719	2,315,109
Cost of investments sold	192,518	2,326,972	18,442,350	48,877,167	1,868,784

Net realized gain (loss) on sales of investments	3,198	244,836	3,038,955	(6,296,448)	446,325
Distributions from capital gains	4,265	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	138,401	1,529,175	29,572,184	38,265,538	2,122,370

Net gain (loss) on investments	145,864	1,774,011	32,611,139	31,969,090	2,568,695

Net increase (decrease) in net assets resulting from operations	$137,168	$1,697,365	$32,918,434	$42,566,731	$2,480,940

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	ALPS Alerian	AC VP	AC VP	AC VP	AC VP
	Engy Infr,	Intl,	Intl,	Mid Cap Val,	Ultra,
Period ended Dec. 31, 2013 (continued)	Class III(1)	Cl I	Cl II	Cl II	Cl II

Investment income

Dividend income	$ —	$ 251,165	$ 627,945	$ 509,326	$ 114,045
Variable account expenses	48,749	121,739	339,610	447,457	247,338

Investment income (loss) — net	(48,749)	129,426	288,335	61,869	(133,293)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	357,662	2,873,405	7,430,165	11,362,655	6,878,677
Cost of investments sold	351,601	2,587,140	5,708,097	9,066,051	5,298,265

Net realized gain (loss) on sales of investments	6,061	286,265	1,722,068	2,296,604	1,580,412
Distributions from capital gains	—	—	—	676,647	—
Net change in unrealized appreciation or depreciation of investments	1,176,181	2,379,332	5,655,406	8,866,133	7,029,182

Net gain (loss) on investments	1,182,242	2,665,597	7,377,474	11,839,384	8,609,594

Net increase (decrease) in net assets resulting from operations	$1,133,493	$2,795,023	$7,665,809	$11,901,253	$8,476,301

(1) For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

	AC VP	AC VP	BlackRock	Calvert	CB Var
	Val,	Val,	Global Alloc,	VP SRI	Sm Cap Gro,
Year ended Dec. 31, 2013 (continued)	Cl I	Cl II	Cl III	Bal	Cl I

Investment income

Dividend income	$ 803,125	$ 3,190,588	$ 475,678	$ 264,604	$ 6,620
Variable account expenses	413,031	1,931,476	260,153	212,598	147,019

Investment income (loss) — net	390,094	1,259,112	215,525	52,006	(140,399)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	8,515,640	31,010,638	2,840,328	3,878,850	2,370,456
Cost of investments sold	7,445,646	27,630,821	2,711,366	3,352,212	1,710,968

Net realized gain (loss) on sales of investments	1,069,994	3,379,817	128,962	526,638	659,488
Distributions from capital gains	—	—	1,787,353	2,232,106	1,314,120
Net change in unrealized appreciation or depreciation of investments	11,472,912	50,952,298	1,306,220	1,122,432	3,745,380

Net gain (loss) on investments	12,542,906	54,332,115	3,222,535	3,881,176	5,718,988

Net increase (decrease) in net assets resulting from operations	$12,933,000	$55,591,227	$3,438,060	$3,933,182	$5,578,589

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  223

Statements of Operations

	Col VP	Col VP	Col VP	Col VP	Col VP
	Bal,	Cash Mgmt,	Cash Mgmt,	Commodity Strategy,	Contrarian Core,
Period ended Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 3	Cl 2(1)	Cl 2(2)

Investment income

Dividend income	$ —	$ 1,478	$ 26,771	$ —	$ —
Variable account expenses	2,333,038	169,847	2,490,501	2,208	24,539

Investment income (loss) — net	(2,333,038)	(168,369)	(2,463,730)	(2,208)	(24,539)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	33,504,685	30,269,609	126,977,953	54,288	361,644
Cost of investments sold	26,770,348	30,269,606	126,953,315	55,747	355,522

Net realized gain (loss) on sales of investments	6,734,337	3	24,638	(1,459)	6,122
Distributions from capital gains —	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	38,097,340	(2)	(24,636)	(9,715)	751,767

Net gain (loss) on investments	44,831,677	1	2	(11,174)	757,889

Net increase (decrease) in net assets resulting from operations	$42,498,639	$ (168,368)	$ (2,463,728)	$ (13,382)	$733,350

(1) For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013
(2) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	Col VP	Col VP	Col VP	Col VP	Col VP
	Core Bond,	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,
Period ended Dec. 31, 2013 (continued)	Cl 2(1)	Cl 2	Cl 3	Cl 2	Cl 3

Investment income

Dividend income	$ —	$ 1,243,763	$ 36,988,717	$ —	$ —
Variable account expenses	5,290	314,799	7,633,342	167,537	6,958,770

Investment income (loss) — net	(5,290)	928,964	29,355,375	(167,537)	(6,958,770)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	245,329	15,058,355	332,565,587	1,972,794	108,602,252
Cost of investments sold	247,155	15,902,179	331,551,801	1,754,558	80,758,679

Net realized gain (loss) on sales of investments	(1,826)	(843,824)	1,013,786	218,236	27,843,573
Distributions from capital gains	—	1,281,884	36,977,380	—	—
Net change in unrealized appreciation or depreciation of investments	(7,738)	(2,436,643)	(95,984,220)	2,877,812	151,065,108

Net gain (loss) on investments	(9,564)	(1,998,583)	(57,993,054)	3,096,048	178,908,681

Net increase (decrease) in net assets resulting from operations	$(14,854)	$(1,069,619)	$(28,637,679)	$2,928,511	$171,949,911

(1) For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

	Col VP Emerg	Col VP	Col VP	Col VP	Col VP
	Mkts Bond,	Emer Mkts,	Emer Mkts,	Global Bond,	Global Bond,
Period ended Dec. 31, 2013 (continued)	Cl 2(1)	Cl 2	Cl 3	Cl 2	Cl 3

Investment income

Dividend income	$ 95,478	$ 57,224	$ 1,438,192	$ 509,298	$ 16,302,857
Variable account expenses	12,661	121,264	2,336,901	106,898	2,530,594

Investment income (loss) — net	82,817	(64,040)	(898,709)	402,400	13,772,263

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	438,076	2,057,302	46,654,270	3,236,548	86,069,911
Cost of investments sold	463,073	2,126,448	39,041,030	3,443,811	86,367,442

Net realized gain (loss) on sales of investments	(24,997)	(69,146)	7,613,240	(207,263)	(297,531)
Distributions from capital gains	7,349	—	—	67,774	1,883,835
Net change in unrealized appreciation or depreciation of investments	(166,807)	(150,910)	(14,182,807)	(1,172,169)	(40,779,168)

Net gain (loss) on investments	(184,455)	(220,056)	(6,569,567)	(1,311,658)	(39,192,864)

Net increase (decrease) in net assets resulting from operations	$(101,638)	$ (284,096)	$ (7,468,276)	$ (909,258)	$(25,420,601)

(1)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

 224  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield Bond,	Hi Yield Bond,	Inc Opp,	Inc Opp,	Intl Opp,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Investment income

Dividend income	$1,369,211	$28,667,605	$ 7,218,413	$ 26,878,519	$ 57,504
Variable account expenses	228,632	4,044,493	750,031	1,839,006	42,557

Investment income (loss) — net	1,140,579	24,623,112	6,468,382	25,039,513	14,947

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	5,702,203	84,715,750	19,344,591	58,906,731	459,551
Cost of investments sold	5,613,758	77,627,744	21,014,657	62,512,397	417,921

Net realized gain (loss) on sales of investments	88,445	7,088,006	(1,670,066)	(3,605,666)	41,630
Distributions from capital gains	—	—	5,432,728	19,784,265	—
Net change in unrealized appreciation or depreciation of investments	(358,277)	(9,897,196)	(9,127,916)	(33,277,189)	683,548

Net gain (loss) on investments	(269,832)	(2,809,190)	(5,365,254)	(17,098,590)	725,178

Net increase (decrease) in net assets resulting from operations	$ 870,747	$21,813,922	$ 1,103,128	$ 7,940,923	$740,125

	Col VP	Col VP	Col VP	Col VP	Col VP
	Intl Opp,	Lg Cap Gro,	Lg Cap Gro,	Lg Core Quan,	Lg Core Quan,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

Investment income

Dividend income	$ 1,662,419	$ —	$ —	$ —	$ —
Variable account expenses	1,034,921	55,934	1,127,277	25,507	3,920,034

Investment income (loss) — net	627,498	(55,934)	(1,127,277)	(25,507)	(3,920,034)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	17,566,490	683,784	21,912,431	507,078	68,990,320
Cost of investments sold	14,458,546	595,030	18,203,567	456,280	57,386,127

Net realized gain (loss) on sales of investments	3,107,944	88,754	3,708,864	50,798	11,604,193
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	15,527,523	1,219,469	31,204,096	588,545	104,594,461

Net gain (loss) on investments	18,635,467	1,308,223	34,912,960	639,343	116,198,654

Net increase (decrease) in net assets resulting from operations	$19,262,965	$1,252,289	$33,785,683	$613,836	$112,278,620

	Col VP Limited	Col VP Man	Col VP Man	Col VP Man	Col VP Man
	Duration Cr,	Vol Conserv,	Vol Conserv Gro,	Vol Gro,	Vol Mod Gro,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl 2(1)	Cl 2(1)	Cl 2(1)	Cl 2

Investment income

Dividend income	$ 160,503	$ —	$ —	$ —	$ —
Variable account expenses	93,761	187,697	669,736	3,488,310	38,040,573

Investment income (loss) — net	66,742	(187,697)	(669,736)	(3,488,310)	(38,040,573)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	4,775,418	6,859,055	4,187,844	2,980,541	83,625,913
Cost of investments sold	4,782,982	6,840,445	4,153,885	2,914,092	77,535,860

Net realized gain (loss) on sales of investments	(7,564)	18,610	33,959	66,449	6,090,053
Distributions from capital gains	87,668	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(139,879)	766,369	6,226,892	73,308,455	475,515,443

Net gain (loss) on investments	(59,775)	784,979	6,260,851	73,374,904	481,605,496

Net increase (decrease) in net assets resulting from operations	$ 6,967	$ 597,282	$5,591,115	$69,886,594	$443,564,923

(1)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  225

Statements of Operations

	Col VP	Col VP Marsico	Col VP Mid	Col VP Mid	Col VP Mid
	Marsico Gro,	Intl Opp,	Cap Gro Opp,	Cap Gro Opp,	Cap Val Opp,
Year ended Dec. 31, 2013 (continued)	Cl 1	Cl 2	Cl 2	Cl 3	Cl 2

Investment income

Dividend income	$ 416,164	$ 194,558	$ —	$ —	$ —
Variable account expenses	1,583,408	420,853	19,807	901,220	52,662

Investment income (loss) — net	(1,167,244)	(226,295)	(19,807)	(901,220)	(52,662)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	38,418,270	9,479,832	215,622	16,468,179	526,656
Cost of investments sold	25,869,490	10,780,617	194,249	11,969,162	442,958

Net realized gain (loss) on sales of investments	12,548,780	(1,300,785)	21,373	4,499,017	83,698
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	40,862,066	9,642,440	435,372	20,306,023	1,295,525

Net gain (loss) on investments	53,410,846	8,341,655	456,745	24,805,040	1,379,223

Net increase (decrease) in net assets resulting from operations	$52,243,602	$ 8,115,360	$436,938	$23,903,820	$1,326,561

	Col VP Mid	Col VP Multi-	Col VP	Col VP Select	Col VP Select
	Cap Val Opp,	Strategy Alt,	S&P 500,	Lg Cap Val,	Lg Cap Val,
Period ended Dec. 31, 2013 (continued)	Cl 3	Cl 2(1)	Cl 3	Cl 2	Cl 3

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	803,163	16,816	1,373,676	36,076	314,031

Investment income (loss) — net	(803,163)	(16,816)	(1,373,676)	(36,076)	(314,031)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	14,186,014	449,030	24,873,327	859,767	4,626,172
Cost of investments sold	11,583,061	459,899	17,450,356	705,252	3,484,850

Net realized gain (loss) on sales of investments	2,602,953	(10,869)	7,422,971	154,515	1,141,322
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	25,759,693	(45,988)	34,911,100	767,460	9,881,678

Net gain (loss) on investments	28,362,646	(56,857)	42,334,071	921,975	11,023,000

Net increase (decrease) in net assets resulting from operations	$27,559,483	$(73,673)	$40,960,395	$885,899	$10,708,969

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	Col VP Select	Col VP Select	Col VP	Col VP	Col VP
	Sm Cap Val,	Sm Cap Val,	Strategic Inc,	US Govt Mtge,	US Govt Mtge,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 2	Cl 2	Cl 3

Investment income

Dividend income	$ —	$ —	$ 749,437	$ 31,886	$ 1,190,044
Variable account expenses	28,655	496,640	201,524	73,083	1,702,554

Investment income (loss) — net	(28,655)	(496,640)	547,913	(41,197)	(512,510)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	311,709	9,249,647	6,148,329	5,373,564	85,401,386
Cost of investments sold	257,420	7,096,021	6,207,616	5,436,695	85,246,431

Net realized gain (loss) on sales of investments	54,289	2,153,626	(59,287)	(63,131)	154,955
Distributions from capital gains	—	—	450,873	—	—
Net change in unrealized appreciation or depreciation of investments	871,083	20,129,945	(1,177,954)	(108,688)	(5,357,564)

Net gain (loss) on investments	925,372	22,283,571	(786,368)	(171,819)	(5,202,609)

Net increase (decrease) in net assets resulting from operations	$896,717	$21,786,931	$ (238,455)	$ (213,016)	$ (5,715,119)

See accompanying notes to financial statements.

 226  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

	CS	Drey VIF	DWS Alt Asset	EV VT	Fid VIP
	Commodity	Intl Eq,	Alloc VIP,	Floating-Rate	Contrafund,
Year ended Dec. 31, 2013 (continued)	Return	Serv	Cl B	Inc	Serv Cl 2

Investment income

Dividend income	$ —	$ 177,015	$ 258,153	$10,063,959	$ 3,858,375
Variable account expenses	556,902	72,302	158,080	2,641,018	4,278,160

Investment income (loss) — net	(556,902)	104,713	100,073	7,422,941	(419,785)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	17,000,770	1,257,361	2,459,341	19,656,361	63,899,342
Cost of investments sold	23,971,249	1,163,729	2,470,905	19,283,385	55,660,905

Net realized gain (loss) on sales of investments	(6,970,479)	93,632	(11,564)	372,976	8,238,437
Distributions from capital gains	—	—	—	1,776,599	135,118
Net change in unrealized appreciation or depreciation of investments	(2,323)	839,089	(108,116)	(1,496,327)	114,220,805

Net gain (loss) on investments	(6,972,802)	932,721	(119,680)	653,248	122,594,360

Net increase (decrease) in net assets resulting from operations	$ (7,529,704)	$1,037,434	$ (19,607)	$ 8,076,189	$122,174,575

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Year ended Dec. 31, 2013 (continued)	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

Investment income

Dividend income	$ 979,414	$ 2,326,546	$ 461,823	$ 1,417,388	$ 238,372
Variable account expenses	487,726	1,242,187	976,895	4,688,157	163,436

Investment income (loss) — net	491,688	1,084,359	(515,072)	(3,270,769)	74,936

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	11,300,228	25,675,100	21,259,734	89,003,401	4,292,799
Cost of investments sold	9,292,831	19,449,055	14,592,214	70,571,829	4,350,391

Net realized gain (loss) on sales of investments	2,007,397	6,226,045	6,667,520	18,431,572	(57,592)
Distributions from capital gains	—	—	14,595,928	68,209,028	70,813
Net change in unrealized appreciation or depreciation of investments	13,583,824	32,942,380	14,010,207	74,471,565	4,920,441

Net gain (loss) on investments	15,591,221	39,168,425	35,273,655	161,112,165	4,933,662

Net increase (decrease) in net assets resulting from operations	$16,082,909	$40,252,784	$34,758,583	$157,841,396	$5,008,598

	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank
	Overseas,	Strategic Inc,	Global Real Est,	Inc,	Sm Cap Val,
Period ended Dec. 31, 2013 (continued)	Serv Cl 2	Serv Cl 2(1)	Cl 2	Cl 2(1)	Cl 2

Investment income

Dividend income	$ 927,582	$ 479,581	$ 7,214,640	$ 64,035	$ 2,082,773
Variable account expenses	740,566	44,615	1,366,134	42,326	1,423,282

Investment income (loss) — net	187,016	434,966	5,848,506	21,709	659,491

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	13,269,238	708,088	19,915,977	287,373	25,679,233
Cost of investments sold	12,523,957	714,438	25,995,830	285,737	17,234,393

Net realized gain (loss) on sales of investments	745,281	(6,350)	(6,079,853)	1,636	8,444,840
Distributions from capital gains	319,700	99,044	—	—	2,687,888
Net change in unrealized appreciation or depreciation of investments	20,423,228	(474,877)	2,615,119	598,147	36,435,313

Net gain (loss) on investments	21,488,209	(382,183)	(3,464,734)	599,783	47,568,041

Net increase (decrease) in net assets resulting from operations	$21,675,225	$ 52,783	$ 2,383,772	$621,492	$48,227,532

(1)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  227

Statements of Operations

	FTVIPT Frank	FTVIPT Temp	GS VIT	GS VIT Sm	GS VIT U.S.
	Mutual Shares,	Global Bond,	Mid Cap Val,	Cap Eq Insights,	Eq Insights,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl 2(1)	Inst	Inst	Inst

Investment income

Dividend income	$ 3,009,574	$163,795	$ 2,022,109	$ 75,860	$ 1,622,536
Variable account expenses	1,335,696	59,569	2,127,332	64,427	1,277,443

Investment income (loss) — net	1,673,878	104,226	(105,223)	11,433	345,093

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	23,575,453	467,685	46,947,194	1,251,624	27,925,313
Cost of investments sold	20,310,577	478,035	37,044,011	965,210	22,967,972

Net realized gain (loss) on sales of investments	3,264,876	(10,350)	9,903,183	286,414	4,957,341
Distributions from capital gains	—	42,290	19,511,061	957,554	—
Net change in unrealized appreciation or depreciation of investments	29,916,683	76,408	39,019,559	1,002,699	40,301,644

Net gain (loss) on investments	33,181,559	108,348	68,433,803	2,246,667	45,258,985

Net increase (decrease) in net assets resulting from operations	$34,855,437	$212,574	$68,328,580	$2,258,100	$45,604,078

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Am Fran,	Bal Risk Alloc,	Comstock,	Core Eq,
Period ended Dec. 31, 2013 (continued)	Ser I	Ser II	Ser II(1)	Ser II	Ser I

Investment income

Dividend income	$ 61,498	$ 204,686	$ 220,983	$ 3,201,072	$ 1,378,009
Variable account expenses	119,452	713,348	82,064	1,987,468	1,264,706

Investment income (loss) — net	(57,954)	(508,662)	138,919	1,213,604	113,303

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	2,935,494	20,303,738	760,823	45,233,965	14,467,862
Cost of investments sold	2,627,226	17,391,813	774,403	35,638,182	8,999,946

Net realized gain (loss) on sales of investments	308,268	2,911,925	(13,580)	9,595,783	5,467,916
Distributions from capital gains	—	—	419,424	—	—
Net change in unrealized appreciation or depreciation of investments	4,502,826	25,034,019	(384,289)	55,789,182	18,781,167

Net gain (loss) on investments	4,811,094	27,945,944	21,555	65,384,965	24,249,083

Net increase (decrease) in net assets resulting from operations	$4,753,140	$27,437,282	$ 160,474	$66,598,569	$24,362,386

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Div Divd,	Div Divd,	Global Hlth,	Intl Gro,	Mid Cap Gro,
Year ended Dec. 31, 2013 (continued)	Ser I	Ser II	Ser II	Ser II	Ser I

Investment income

Dividend income	$ 492,961	$ 273,924	$ 204,222	$ 998,213	$ 66,802
Variable account expenses	177,252	123,873	325,697	859,557	138,119

Investment income (loss) — net	315,709	150,051	(121,475)	138,656	(71,317)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	3,346,624	1,994,482	4,465,245	15,491,706	3,044,110
Cost of investments sold	2,742,438	1,650,049	3,295,654	12,898,545	2,651,675

Net realized gain (loss) on sales of investments	604,186	344,433	1,169,591	2,593,161	392,435
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,373,559	2,583,268	10,402,153	13,080,964	4,672,641

Net gain (loss) on investments	4,977,745	2,927,701	11,571,744	15,674,125	5,065,076

Net increase (decrease) in net assets resulting from operations	$5,293,454	$3,077,752	$11,450,269	$15,812,781	$4,993,759

See accompanying notes to financial statements.

 228  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

	Invesco VI	Invesco VI	Ivy VIP	Janus Aspen	Janus Aspen
	Mid Cap Gro,	Tech,	Asset	Enterprise,	Flex Bond,
Period ended Dec. 31, 2013 (continued)	Ser II	Ser I	Strategy(1)	Serv	Serv(1)

Investment income

Dividend income	$ 48,427	$ —	$ 9,607	$ 53,405	$110,395
Variable account expenses	197,793	218,907	65,637	120,455	21,306

Investment income (loss) — net	(149,366)	(218,907)	(56,030)	(67,050)	89,089

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	4,176,830	5,960,334	568,588	2,384,208	663,435
Cost of investments sold	3,681,734	4,248,312	548,065	1,712,562	670,932

Net realized gain (loss) on sales of investments	495,096	1,712,022	20,523	671,646	(7,497)
Distributions from capital gains	—	2,142,871	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,400,105	2,064,732	2,145,422	3,351,067	(63,578)

Net gain (loss) on investments	6,895,201	5,919,625	2,165,945	4,022,713	(71,075)

Net increase (decrease) in net assets resulting from operations	$6,745,835	$5,700,718	$2,109,915	$3,955,663	$ 18,014

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Lazard Ret
	Gbl Alloc Mod,	Global Tech,	Janus,	Overseas,	Global Dyn
Period ended Dec. 31, 2013 (continued)	Serv	Serv	Serv	Serv	MA, Serv(1)

Investment income

Dividend income	$ 118,957	$ —	$ 375,773	$ 1,821,863	$ 17,908
Variable account expenses	43,517	149,080	521,186	508,712	14,979

Investment income (loss) — net	75,440	(149,080)	(145,413)	1,313,151	2,929

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,312,896	3,544,333	14,726,696	18,325,038	663,241
Cost of investments sold	1,262,014	2,665,639	11,064,680	17,273,584	644,550

Net realized gain (loss) on sales of investments	50,882	878,694	3,662,016	1,051,454	18,691
Distributions from capital gains	104,154	—	—	—	126,201
Net change in unrealized appreciation or depreciation of investments	359,780	4,567,217	11,051,841	5,017,085	182,768

Net gain (loss) on investments	514,816	5,445,911	14,713,857	6,068,539	327,660

Net increase (decrease) in net assets resulting from operations	$ 590,256	$5,296,831	$14,568,444	$ 7,381,690	$330,589

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	MFS	MFS	MFS	MS UIF Global	MS UIF
	Inv Gro Stock,	New Dis,	Utilities,	Real Est,	Mid Cap Gro,
Year ended Dec. 31, 2013 (continued)	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

Investment income

Dividend income	$ 323,578	$ —	$ 5,313,547	$ 2,434,727	$ 105,598
Variable account expenses	680,552	511,393	2,286,398	602,206	412,969

Investment income (loss) — net	(356,974)	(511,393)	3,027,149	1,832,521	(307,371)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	13,724,340	10,692,477	42,741,594	10,830,053	13,166,423
Cost of investments sold	10,225,420	8,554,120	35,300,090	9,683,652	12,166,638

Net realized gain (loss) on sales of investments	3,498,920	2,138,357	7,441,504	1,146,401	999,785
Distributions from capital gains	2,431,708	506,974	4,728,311	—	998,098
Net change in unrealized appreciation or depreciation of investments	14,079,074	17,685,063	28,572,954	(1,817,232)	12,205,683

Net gain (loss) on investments	20,009,702	20,330,394	40,742,769	(670,831)	14,203,566

Net increase (decrease) in net assets resulting from operations	$19,652,728	$19,819,001	$43,769,918	$ 1,161,690	$13,896,195

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  229

Statements of Operations

	NB AMT	NB AMT Soc	Oppen	Oppen	Oppen Global
	Intl Eq,	Responsive,	Eq Inc VA,	Global VA,	Strategic Inc VA,
Year ended Dec. 31, 2013 (continued)	Cl S	Cl S	Serv	Serv	Srv

Investment income

Dividend income	$ 257,901	$ 29,192	$ 54,475	$ 1,194,540	$ 35,724,017
Variable account expenses	166,820	50,023	50,579	934,805	6,723,090

Investment income (loss) — net	91,081	(20,831)	3,896	259,735	29,000,927

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	4,006,925	1,129,047	588,320	12,956,989	199,686,986
Cost of investments sold	3,842,310	919,661	492,191	10,785,028	190,734,900

Net realized gain (loss) on sales of investments	164,615	209,386	96,129	2,171,961	8,952,086
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,640,482	1,272,398	1,054,026	21,113,309	(48,484,091)

Net gain (loss) on investments	2,805,097	1,481,784	1,150,155	23,285,270	(39,532,005)

Net increase (decrease) in net assets resulting from operations	$2,896,178	$1,460,953	$1,154,051	$23,545,005	$ (10,531,078)

	Oppen Main St	PIMCO	PIMCO VIT Glb	PIMCO	Put VT Global
	Sm Cap VA,	VIT All Asset,	MA Man Alloc,	VIT Tot Return,	Hlth Care,
Period ended Dec. 31, 2013 (continued)	Serv	Advisor Cl	Adv Cl	Advisor Cl(1)	Cl IB

Investment income

Dividend income	$ 522,820	$ 11,477,806	$ 156,041	$ 80,594	$ 237,403
Variable account expenses	691,734	2,552,258	47,866	33,934	186,235

Investment income (loss) — net	(168,914)	8,925,548	108,175	46,660	51,168

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	10,766,639	93,601,952	1,772,983	642,256	3,567,153
Cost of investments sold	7,697,471	92,963,354	1,874,528	652,638	2,809,616

Net realized gain (loss) on sales of investments	3,069,168	638,598	(101,545)	(10,382)	757,537
Distributions from capital gains	902,579	—	—	66,299	677,091
Net change in unrealized appreciation or depreciation of investments	20,469,788	(12,846,542)	(471,287)	(189,559)	5,794,808

Net gain (loss) on investments	24,441,535	(12,207,944)	(572,832)	(133,642)	7,229,436

Net increase (decrease) in net assets resulting from operations	$24,272,621	$ (3,282,396)	$ (464,657)	$ (86,982)	$7,280,604

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	Put VT	Put VT Multi-	Put VT Multi-	Royce	Third
	Intl Eq,	Cap Gro,	Cap Gro,	Micro-Cap,	Ave
Year ended Dec. 31, 2013 (continued)	Cl IB	Cl IA	Cl IB	Invest Cl	Val

Investment income

Dividend income	$ 312,469	$ 442,095	$ 136,350	$ 149,392	$ 946,994
Variable account expenses	181,448	751,164	223,744	257,434	244,900

Investment income (loss) — net	131,021	(309,069)	(87,394)	(108,042)	702,094

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	4,848,456	7,614,612	4,266,213	7,219,976	6,069,680
Cost of investments sold	5,086,015	6,631,475	2,988,796	5,569,159	6,353,740

Net realized gain (loss) on sales of investments	(237,559)	983,137	1,277,417	1,650,817	(284,060)
Distributions from capital gains	—	—	—	782,906	—
Net change in unrealized appreciation or depreciation of investments	5,201,778	17,337,303	6,908,530	3,144,052	4,386,177

Net gain (loss) on investments	4,964,219	18,320,440	8,185,947	5,577,775	4,102,117

Net increase (decrease) in net assets resulting from operations	$5,095,240	$18,011,371	$8,098,553	$5,469,733	$4,804,211

See accompanying notes to financial statements.

 230  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

	VanEck VIP	VP	VP	VP AC	VP Loomis
	Global Gold,	Aggr,	Aggr,	Div Bond,	Sayles Gro,
Period ended Dec. 31, 2013 (continued)	Cl S(1)	Cl 2	Cl 4	Cl 2	Cl 2

Investment income

Dividend income	$ —	$ —	$ —	$ 111,808	$ —
Variable account expenses	12,745	9,597,921	14,588,130	69,029	24,446

Investment income (loss) — net	(12,745)	(9,597,921)	(14,588,130)	42,779	(24,446)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	202,899	97,238,061	327,325,727	2,556,671	499,300
Cost of investments sold	212,371	81,108,650	233,453,545	2,618,926	433,295

Net realized gain (loss) on sales of investments	(9,472)	16,129,411	93,872,182	(62,255)	66,005
Distributions from capital gains	—	—	—	120,678	—
Net change in unrealized appreciation or depreciation of investments	(568,513)	172,244,616	207,777,282	(351,139)	482,832

Net gain (loss) on investments	(577,985)	188,374,027	301,649,464	(292,716)	548,837

Net increase (decrease) in net assets resulting from operations	$(590,730)	$178,776,106	$287,061,334	$ (249,937)	$524,391

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	VP AQR Man	VP BR	VP BR Gl	VP Col	VP Col
	Fut Strategy,	Gl Infl Prot Sec,	Infl Prot Sec,	Wanger Intl Eq,	Wanger US Eq,
Period ended Dec. 31, 2013 (continued)	Cl 2(1)	Cl 2	Cl 3	Cl 2	Cl 2

Investment income

Dividend income	$ 43,402	$ —	$ —	$ 223,077	$ —
Variable account expenses	17,213	98,124	1,911,075	107,106	89,271

Investment income (loss) — net	26,189	(98,124)	(1,911,075)	115,971	(89,271)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	235,922	6,663,950	85,693,544	1,410,736	1,112,494
Cost of investments sold	240,800	6,972,791	89,494,843	1,301,092	912,774

Net realized gain (loss) on sales of investments	(4,878)	(308,841)	(3,801,299)	109,644	199,720
Distributions from capital gains	9,469	306,240	7,208,244	157,775	—
Net change in unrealized appreciation or depreciation of investments	243,833	(538,812)	(15,151,001)	1,454,462	2,162,045

Net gain (loss) on investments	248,424	(541,413)	(11,744,056)	1,721,881	2,361,765

Net increase (decrease) in net assets resulting from operations	$274,613	$ (639,537)	$(13,655,131)	$1,837,852	$2,272,494

(1) For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

	VP	VP	VP DFA	VP EV Floating	VP GS Commodity
	Conserv,	Conserv,	Intl Val,	Rate Inc,	Strategy,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2	Cl 2	Cl 2(1)

Investment income

Dividend income	$ —	$ —	$ 62,737	$ 777,858	$ —
Variable account expenses	8,769,729	14,866,564	34,398	236,242	4,837

Investment income (loss) — net	(8,769,729)	(14,866,564)	28,339	541,616	(4,837)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	419,422,790	875,440,145	773,588	6,638,102	127,515
Cost of investments sold	389,536,489	773,611,877	753,441	6,624,644	131,069

Net realized gain (loss) on sales of investments	29,886,301	101,828,268	20,147	13,458	(3,554)
Distributions from capital gains	—	—	—	152,700	—
Net change in unrealized appreciation or depreciation of investments	(4,356,385)	(55,471,345)	481,302	(210,462)	(23,200)

Net gain (loss) on investments	25,529,916	46,356,923	501,449	(44,304)	(26,754)

Net increase (decrease) in net assets resulting from operations	$ 16,760,187	$ 31,490,359	$529,788	$ 497,312	$ (31,591)

(1)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  231

Statements of Operations

	VP Holl	VP	VP JPM	VP Jennison	VP
	Lg Cap Gro,	Invesco Intl Gro,	Core Bond,	Mid Cap Gro,	MFS Val,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Investment income

Dividend income	$ —	$ 57,923	$ 107,394	$ —	$ —
Variable account expenses	45,394	45,928	63,253	39,106	51,544

Investment income (loss) — net	(45,394)	11,995	44,141	(39,106)	(51,544)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	740,453	1,123,250	3,179,441	851,843	909,326
Cost of investments sold	629,809	1,040,271	3,214,717	734,545	763,175

Net realized gain (loss) on sales of investments	110,644	82,979	(35,276)	117,298	146,151
Distributions from capital gains	—	47,816	9,994	—	—
Net change in unrealized appreciation or depreciation of investments	964,241	600,503	(234,954)	706,138	1,165,446

Net gain (loss) on investments	1,074,885	731,298	(260,236)	823,436	1,311,597

Net increase (decrease) in net assets resulting from operations	$1,029,491	$ 743,293	$ (216,095)	$784,330	$1,260,053

	VP	VP	VP	VP	VP Mod
	Mod,	Mod,	Mod Aggr,	Mod Aggr,	Conserv,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	65,568,776	107,059,588	36,880,735	56,926,863	19,048,913

Investment income (loss) — net	(65,568,776)	(107,059,588)	(36,880,735)	(56,926,863)	(19,048,913)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	507,813,519	942,105,222	287,868,317	1,185,560,643	572,862,323
Cost of investments sold	434,484,477	717,715,927	240,405,806	859,150,056	510,258,541

Net realized gain (loss) on sales of investments	73,329,042	224,389,295	47,462,511	326,410,587	62,603,782
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	632,330,334	1,010,995,692	518,229,728	598,261,192	66,578,931

Net gain (loss) on investments	705,659,376	1,235,384,987	565,692,239	924,671,779	129,182,713

Net increase (decrease) in net assets resulting from operations	$640,090,600	$1,128,325,399	$528,811,504	$ 867,744,916	$110,133,800

	VP Mod	VP MS Global	VP NFJ	VP Nuveen Winslow	VP Ptnrs
	Conserv,	Real Est,	Divd Val,	Lg Cap Gro,	Sm Cap Gro,
Year ended Dec. 31, 2013 (continued)	Cl 4	Cl 2	Cl 2	Cl 2	Cl 2

Investment income

Dividend income	$ —	$ 687,296	$ —	$ —	$ —
Variable account expenses	32,316,791	99,570	57,812	19,991	19,025

Investment income (loss) — net	(32,316,791)	587,726	(57,812)	(19,991)	(19,025)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,002,896,863	1,867,605	702,565	268,250	201,937
Cost of investments sold	822,887,818	1,830,899	588,849	227,187	166,691

Net realized gain (loss) on sales of investments	180,009,045	36,706	113,716	41,063	35,246
Distributions from capital gains	—	358,630	—	—	—
Net change in unrealized appreciation or depreciation of investments	50,632,841	(956,635)	1,065,877	510,529	536,614

Net gain (loss) on investments	230,641,886	(561,299)	1,179,593	551,592	571,860

Net increase (decrease) in net assets resulting from operations	$ 198,325,095	$ 26,427	$1,121,781	$531,601	$552,835

See accompanying notes to financial statements.

 232  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

	VP Ptnrs	VP Ptnrs	VP TCW Core	VP Pyramis	VP Pyrford
	Sm Cap Val,	Sm Cap Val,	Plus Bond,	Intl Eq,	Intl Eq,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 2	Cl 2	Cl 2(1)

Investment income

Dividend income	$ —	$ —	$ 21,008	$ 35,482	$ 2,667
Variable account expenses	25,368	1,246,358	40,570	21,608	2,537

Investment income (loss) — net	(25,368)	(1,246,358)	(19,562)	13,874	130

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	575,101	34,306,527	2,105,170	396,426	50,601
Cost of investments sold	478,420	22,742,389	2,172,669	360,424	50,430

Net realized gain (loss) on sales of investments	96,681	11,564,138	(67,499)	36,002	171
Distributions from capital gains	—	—	53,849	40,583	—
Net change in unrealized appreciation or depreciation of investments	585,110	31,342,340	(111,618)	276,807	31,205

Net gain (loss) on investments	681,791	42,906,478	(125,268)	353,392	31,376

Net increase (decrease) in net assets resulting from operations	$656,423	$41,660,120	$ (144,830)	$367,266	$31,506

(1) For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

	VP Sit	VP Sit	VP Vty	VP Vty	VP WF Short
	Divd Gro,	Divd Gro,	Estb Val,	Estb Val,	Duration Govt,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ 12,112
Variable account expenses	34,825	394,178	54,601	141,787	22,919

Investment income (loss) — net	(34,825)	(394,178)	(54,601)	(141,787)	(10,807)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	439,041	9,787,634	798,406	3,419,418	1,281,929
Cost of investments sold	371,093	7,057,194	657,568	2,600,087	1,290,858

Net realized gain (loss) on sales of investments	67,948	2,730,440	140,838	819,331	(8,929)
Distributions from capital gains	—	—	—	—	15,028
Net change in unrealized appreciation or depreciation of investments	657,340	8,169,469	1,340,406	4,043,201	(27,640)

Net gain (loss) on investments	725,288	10,899,909	1,481,244	4,862,532	(21,541)

Net increase (decrease) in net assets resulting from operations	$690,463	$10,505,731	$1,426,643	$4,720,745	$ (32,348)

			WF Adv VT	WF Adv	WF Adv
	Wanger	Wanger	Index Asset Alloc,	VT Intl Eq,	VT Opp,
Year ended Dec. 31, 2013 (continued)	Intl	USA	Cl 2	Cl 2	Cl 2

Investment income

Dividend income	$ 8,560,541	$ 506,768	$ 481,414	$ 1,040,551	$ 138,705
Variable account expenses	2,885,139	3,235,641	252,151	434,217	636,759

Investment income (loss) — net	5,675,402	(2,728,873)	229,263	606,334	(498,054)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	48,260,673	64,020,262	6,311,213	10,960,632	15,904,776
Cost of investments sold	38,911,822	48,233,865	5,236,162	9,715,674	12,141,939

Net realized gain (loss) on sales of investments	9,348,851	15,786,397	1,075,051	1,244,958	3,762,837
Distributions from capital gains	22,333,670	32,142,042	—	2,419,735	—
Net change in unrealized appreciation or depreciation of investments	26,225,119	58,853,478	3,741,002	4,001,060	14,771,841

Net gain (loss) on investments	57,907,640	106,781,917	4,816,053	7,665,753	18,534,678

Net increase (decrease) in net assets resulting from operations	$63,583,042	$104,053,044	$5,045,316	$ 8,272,087	$18,036,624

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  233

Statements of Operations

	WF Adv VT	WA Var Global
	Sm Cap Gro,	Hi Yd Bond,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl II(1)

Investment income

Dividend income	$—	$166,164
Variable account expenses	666,116	9,746

Investment income (loss) — net	(666,116)	156,418

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	15,094,235	356,731
Cost of investments sold	11,983,447	362,204

Net realized gain (loss) on sales of investments	3,110,788	(5,473)
Distributions from capital gains	3,741,776	—
Net change in unrealized appreciation or depreciation of investments	22,342,123	(99,937)

Net gain (loss) on investments	29,194,687	(105,410)

Net increase (decrease) in net assets resulting from operations	$28,528,571	$51,008

(1)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

 234  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	AB VPS Dyn	AB VPS Global	AB VPS	AB VPS	AB VPS
	Asset Alloc,	Thematic Gro,	Gro & Inc,	Intl Val,	Lg Cap Gro,
Period ended Dec. 31, 2013	Cl B(2)	Cl B	Cl B	Cl B	Cl B

Operations

Investment income (loss) — net	$(8,696)	$(76,646)	$307,295	$10,597,641	$(87,755)
Net realized gain (loss) on sales of investments	3,198	244,836	3,038,955	(6,296,448)	446,325
Distributions from capital gains	4,265	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	138,401	1,529,175	29,572,184	38,265,538	2,122,370

Net increase (decrease) in net assets resulting from operations	137,168	1,697,365	32,918,434	42,566,731	2,480,940

Contract transactions

Contract purchase payments	522,743	155,314	1,195,645	3,353,092	1,192,780
Net transfers(1)	3,106,459	(497,873)	(4,347,596)	(16,129,395)	4,584
Transfers for policy loans	(4,890)	2,072	(7,923)	89,066	(558)
Adjustments to net assets allocated to contracts in payment period	—	(33,180)	(3,752)	(90,744)	—
Contract charges	(1,162)	(8,311)	(81,222)	(288,359)	(3,068)
Contract terminations:
Surrender benefits	(96,759)	(694,720)	(12,447,256)	(21,955,659)	(498,807)
Death benefits	—	(81,590)	(980,890)	(1,703,527)	(17,306)

Increase (decrease) from contract transactions	3,526,391	(1,158,288)	(16,672,994)	(36,725,526)	677,625

Net assets at beginning of year	—	8,574,701	105,999,693	215,932,578	6,767,128

Net assets at end of year	$3,663,559	$9,113,778	$122,245,133	$221,773,783	$9,925,693

Accumulation unit activity

Units outstanding at beginning of year	—	7,945,047	82,727,416	165,112,309	5,599,872
Contract purchase payments	510,864	134,664	800,489	2,748,176	813,535
Net transfers(1)	3,022,933	(452,281)	(2,921,203)	(10,905,446)	12,939
Transfers for policy loans	(4,638)	1,956	(4,718)	59,120	(493)
Contract charges	(1,126)	(7,179)	(54,384)	(194,228)	(2,206)
Contract terminations:
Surrender benefits	(92,197)	(596,576)	(8,249,596)	(14,539,859)	(344,862)
Death benefits	—	(69,182)	(661,085)	(1,245,210)	(12,580)

Units outstanding at end of year	3,435,836	6,956,449	71,636,919	141,034,862	6,066,205

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  235

Statements of Changes in Net Assets

	ALPS Alerian	AC VP	AC VP	AC VP	AC VP
	Engy Infr,	Intl,	Intl,	Mid Cap Val,	Ultra,
Period ended Dec. 31, 2013 (continued)	Class III(2)	Cl I	Cl II	Cl II	Cl II

Operations

Investment income (loss) — net	$(48,749)	$129,426	$288,335	$61,869	$(133,293)
Net realized gain (loss) on sales of investments	6,061	286,265	1,722,068	2,296,604	1,580,412
Distributions from capital gains	—	—	—	676,647	—
Net change in unrealized appreciation or depreciation of investments	1,176,181	2,379,332	5,655,406	8,866,133	7,029,182

Net increase (decrease) in net assets resulting from operations	1,133,493	2,795,023	7,665,809	11,901,253	8,476,301

Contract transactions

Contract purchase payments	1,528,007	157,241	535,801	624,489	376,086
Net transfers(1)	13,363,088	(528,378)	(347,778)	2,856,257	(1,777,389)
Transfers for policy loans	(1,598)	5,844	(1,612)	(4,580)	(1,357)
Adjustments to net assets allocated to contracts in payment period	—	4,414	(15,253)	(9,991)	(1,804)
Contract charges	(2,355)	(5,680)	(28,728)	(49,517)	(24,090)
Contract terminations:
Surrender benefits	(266,477)	(1,767,067)	(5,183,412)	(4,061,244)	(2,588,383)
Death benefits	(34,510)	(176,989)	(222,867)	(387,363)	(275,444)

Increase (decrease) from contract transactions	14,586,155	(2,310,615)	(5,263,849)	(1,031,949)	(4,292,381)

Net assets at beginning of year	—	14,312,511	39,227,630	41,208,208	26,222,211

Net assets at end of year	$15,719,648	$14,796,919	$41,629,590	$52,077,512	$30,406,131

Accumulation unit activity

Units outstanding at beginning of year	—	11,074,242	27,101,666	32,199,817	21,816,688
Contract purchase payments	1,537,068	111,076	336,628	407,412	268,329
Net transfers(1)	13,525,014	(377,200)	(196,631)	2,195,579	(1,361,672)
Transfers for policy loans	(1,650)	3,774	(1,132)	(2,448)	(1,808)
Contract charges	(2,380)	(4,050)	(18,333)	(33,551)	(17,607)
Contract terminations:
Surrender benefits	(263,560)	(1,254,344)	(3,368,259)	(2,832,678)	(1,889,000)
Death benefits	(35,161)	(128,471)	(144,054)	(272,627)	(195,618)

Units outstanding at end of year	14,759,331	9,425,027	23,709,885	31,661,504	18,619,312

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

 236  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	AC VP	AC VP	BlackRock	Calvert	CB Var
	Val,	Val,	Global Alloc,	VP SRI	Sm Cap Gro,
Year ended Dec. 31, 2013 (continued)	Cl I	Cl II	Cl III	Bal	Cl I

Operations

Investment income (loss) — net	$390,094	$1,259,112	$215,525	$52,006	$(140,399)
Net realized gain (loss) on sales of investments	1,069,994	3,379,817	128,962	526,638	659,488
Distributions from capital gains	—	—	1,787,353	2,232,106	1,314,120
Net change in unrealized appreciation or depreciation of investments	11,472,912	50,952,298	1,306,220	1,122,432	3,745,380

Net increase (decrease) in net assets resulting from operations	12,933,000	55,591,227	3,438,060	3,933,182	5,578,589

Contract transactions

Contract purchase payments	412,114	6,147,947	7,191,735	579,807	286,514
Net transfers(1)	(318,942)	1,754,280	27,403,406	570,917	4,638,260
Transfers for policy loans	36,263	25,947	(27,752)	63,826	2,066
Adjustments to net assets allocated to contracts in payment period	(60,051)	4,820	468,512	(6,342)	—
Contract charges	(15,861)	(147,315)	(17,020)	(21,326)	(11,867)
Contract terminations:
Surrender benefits	(5,945,578)	(20,781,605)	(1,979,663)	(2,689,243)	(821,398)
Death benefits	(583,976)	(1,763,038)	(145,887)	(100,166)	(117,507)

Increase (decrease) from contract transactions	(6,476,031)	(14,758,964)	32,893,331	(1,602,527)	3,976,068

Net assets at beginning of year	44,738,585	189,719,984	11,367,882	24,109,219	10,878,849

Net assets at end of year	$51,195,554	$230,552,247	$47,699,273	$26,439,874	$20,433,506

Accumulation unit activity

Units outstanding at beginning of year	22,999,121	125,623,180	11,013,193	19,606,477	8,739,545
Contract purchase payments	181,939	3,823,352	6,542,925	427,948	188,252
Net transfers(1)	(149,269)	1,479,347	24,838,590	407,741	2,955,359
Transfers for policy loans	16,116	16,840	(24,883)	43,432	1,251
Contract charges	(7,078)	(83,215)	(15,370)	(16,092)	(7,693)
Contract terminations:
Surrender benefits	(2,642,407)	(11,440,459)	(1,780,051)	(2,033,859)	(526,679)
Death benefits	(256,709)	(1,054,585)	(130,167)	(77,416)	(78,229)

Units outstanding at end of year	20,141,713	118,364,460	40,444,237	18,358,231	11,271,806

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  237

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Bal,	Cash Mgmt,	Cash Mgmt,	Commodity Strategy,	Contrarian Core,
Period ended Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 3	Cl 2(2)	Cl 2(3)

Operations

Investment income (loss) — net	$(2,333,038)	$(168,369)	$(2,463,730)	$(2,208)	$(24,539)
Net realized gain (loss) on sales of investments	6,734,337	3	24,638	(1,459)	6,122
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	38,097,340	(2)	(24,636)	(9,715)	751,767

Net increase (decrease) in net assets resulting from operations	42,498,639	(168,368)	(2,463,728)	(13,382)	733,350

Contract transactions

Contract purchase payments	6,515,204	28,211,934	15,413,432	119,880	1,112,616
Net transfers(1)	26,741,372	(14,714,569)	11,416,741	515,462	7,580,709
Transfers for policy loans	29,697	(32,627)	257,912	97	73
Adjustments to net assets allocated to contracts in payment period	(521,028)	—	(1,150,488)	—	—
Contract charges	(160,102)	(1,583)	(228,726)	(59)	(1,096)
Contract terminations:
Surrender benefits	(24,638,457)	(1,322,914)	(67,670,429)	(17,495)	(165,311)
Death benefits	(4,407,958)	(74,019)	(3,850,705)	(2,393)	(5,617)

Increase (decrease) from contract transactions	3,558,728	12,066,222	(45,812,263)	615,492	8,521,374

Net assets at beginning of year	211,945,417	7,701,781	295,326,830	—	—

Net assets at end of year	$258,002,784	$19,599,635	$247,050,839	$602,110	$9,254,724

Accumulation unit activity

Units outstanding at beginning of year	139,006,792	7,908,587	257,767,463	—	—
Contract purchase payments	4,385,638	29,149,727	14,073,229	126,374	989,883
Net transfers(1)	17,422,325	(15,234,927)	9,404,542	544,106	6,795,680
Transfers for policy loans	(10,362)	(33,922)	213,053	104	61
Contract charges	(95,930)	(1,641)	(200,269)	(63)	(962)
Contract terminations:
Surrender benefits	(14,904,832)	(1,366,380)	(59,182,414)	(18,215)	(145,303)
Death benefits	(2,644,789)	(76,137)	(3,453,115)	(2,573)	(4,995)

Units outstanding at end of year	143,158,842	20,345,307	218,622,489	649,733	7,634,364

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

(3)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

 238  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Core Bond,	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,
Period ended Dec. 31, 2013 (continued)	Cl 2(2)	Cl 2	Cl 3	Cl 2	Cl 3

Operations

Investment income (loss) — net	$(5,290)	$928,964	$29,355,375	$(167,537)	$(6,958,770)
Net realized gain (loss) on sales of investments	(1,826)	(843,824)	1,013,786	218,236	27,843,573
Distributions from capital gains	—	1,281,884	36,977,380	—	—
Net change in unrealized appreciation or depreciation of investments	(7,738)	(2,436,643)	(95,984,220)	2,877,812	151,065,108

Net increase (decrease) in net assets resulting from operations	(14,854)	(1,069,619)	(28,637,679)	2,928,511	171,949,911

Contract transactions

Contract purchase payments	221,657	9,042,991	7,582,202	8,365,719	9,163,509
Net transfers(1)	1,317,792	(12,188,357)	(201,141,902)	2,471,151	(11,485,833)
Transfers for policy loans	—	1,844	70,182	(2,372)	315,076
Adjustments to net assets allocated to contracts in payment period	—	—	(955,624)	—	(417,696)
Contract charges	(151)	(3,484)	(921,286)	(2,313)	(639,358)
Contract terminations:
Surrender benefits	(108,675)	(820,012)	(104,147,743)	(206,413)	(80,237,747)
Death benefits	—	(386,474)	(12,217,105)	(108,598)	(7,017,856)

Increase (decrease) from contract transactions	1,430,623	(4,353,492)	(311,731,276)	10,517,174	(90,319,905)

Net assets at beginning of year	—	29,016,235	1,003,599,606	7,239,767	708,211,128

Net assets at end of year	$1,415,769	$23,593,124	$663,230,651	$20,685,452	$789,841,134

Accumulation unit activity

Units outstanding at beginning of year	—	25,539,817	596,330,334	5,685,606	436,246,430
Contract purchase payments	231,453	8,099,983	4,784,627	6,135,016	5,322,766
Net transfers(1)	1,367,546	(11,017,570)	(125,287,909)	1,738,517	(5,728,676)
Transfers for policy loans	—	1,669	39,841	(1,604)	170,420
Contract charges	(158)	(3,139)	(566,665)	(1,563)	(363,992)
Contract terminations:
Surrender benefits	(113,128)	(733,328)	(61,604,196)	(141,697)	(41,834,039)
Death benefits	—	(353,307)	(7,490,871)	(77,460)	(3,785,520)

Units outstanding at end of year	1,485,713	21,534,125	406,205,161	13,336,815	390,027,389

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  239

Statements of Changes in Net Assets

	Col VP Emerg	Col VP	Col VP	Col VP	Col VP
	Mkts Bond,	Emer Mkts,	Emer Mkts,	Global Bond,	Global Bond,
Period ended Dec. 31, 2013 (continued)	Cl 2(2)	Cl 2	Cl 3	Cl 2	Cl 3

Operations

Investment income (loss) — net	$82,817	$(64,040)	$(898,709)	$402,400	$13,772,263
Net realized gain (loss) on sales of investments	(24,997)	(69,146)	7,613,240	(207,263)	(297,531)
Distributions from capital gains	7,349	—	—	67,774	1,883,835
Net change in unrealized appreciation or depreciation of investments	(166,807)	(150,910)	(14,182,807)	(1,172,169)	(40,779,168)

Net increase (decrease) in net assets resulting from operations	(101,638)	(284,096)	(7,468,276)	(909,258)	(25,420,601)

Contract transactions

Contract purchase payments	611,729	3,830,509	3,897,545	2,367,362	2,410,174
Net transfers(1)	2,986,600	2,015,544	(11,486,665)	(1,111,888)	(44,607,367)
Transfers for policy loans	—	(2,899)	100,809	(1,269)	17,820
Adjustments to net assets allocated to contracts in payment period	—	—	(16,886)	—	(206,574)
Contract charges	(557)	(2,391)	(281,970)	(967)	(295,761)
Contract terminations:
Surrender benefits	(43,772)	(145,029)	(24,755,311)	(170,041)	(30,282,105)
Death benefits	—	(6,300)	(1,632,489)	(30,674)	(3,431,974)

Increase (decrease) from contract transactions	3,554,000	5,689,434	(34,174,967)	1,052,523	(76,395,787)

Net assets at beginning of year	—	8,522,768	272,136,539	9,265,305	325,966,118

Net assets at end of year	$3,452,362	$13,928,106	$230,493,296	$9,408,570	$224,149,730

Accumulation unit activity

Units outstanding at beginning of year	—	7,539,016	124,470,363	8,205,996	180,926,539
Contract purchase payments	663,661	3,494,711	1,951,473	2,184,660	1,450,675
Net transfers(1)	3,203,962	1,818,705	(5,475,337)	(1,060,624)	(27,159,319)
Transfers for policy loans	—	(2,720)	52,133	(1,153)	9,921
Contract charges	(618)	(2,187)	(130,239)	(906)	(175,500)
Contract terminations:
Surrender benefits	(47,056)	(132,088)	(11,266,023)	(156,698)	(17,085,568)
Death benefits	—	(5,833)	(788,833)	(28,063)	(2,054,818)

Units outstanding at end of year	3,819,949	12,709,604	108,813,537	9,143,212	135,911,930

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

 240  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield Bond,	Hi Yield Bond,	Inc Opp,	Inc Opp,	Intl Opp,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Operations

Investment income (loss) — net	$1,140,579	$24,623,112	$6,468,382	$25,039,513	$14,947
Net realized gain (loss) on sales of investments	88,445	7,088,006	(1,670,066)	(3,605,666)	41,630
Distributions from capital gains	—	—	5,432,728	19,784,265	—
Net change in unrealized appreciation or depreciation of investments	(358,277)	(9,897,196)	(9,127,916)	(33,277,189)	683,548

Net increase (decrease) in net assets resulting from operations	870,747	21,813,922	1,103,128	7,940,923	740,125

Contract transactions

Contract purchase payments	8,128,457	3,449,471	6,722,989	2,010,672	2,085,019
Net transfers(1)	77,931	(9,945,185)	95,400,154	(25,906,819)	973,657
Transfers for policy loans	(5,952)	48,067	(8,427)	(3,208)	1,033
Adjustments to net assets allocated to contracts in payment period	—	(990,739)	58,344	(261,190)	—
Contract charges	(2,386)	(259,872)	(77,069)	(256,411)	(432)
Contract terminations:
Surrender benefits	(650,214)	(50,872,565)	(4,926,233)	(22,273,251)	(80,562)
Death benefits	(221,519)	(5,493,920)	(1,431,430)	(2,772,146)	—

Increase (decrease) from contract transactions	7,326,317	(64,064,743)	95,738,328	(49,462,353)	2,978,715

Net assets at beginning of year	15,808,475	458,083,223	9,222,119	223,153,336	2,190,020

Net assets at end of year	$24,005,539	$415,832,402	$106,063,575	$181,631,906	$5,908,860

Accumulation unit activity

Units outstanding at beginning of year	12,298,656	221,316,405	7,250,452	128,289,014	1,826,334
Contract purchase payments	6,274,416	1,706,972	5,409,592	1,150,947	1,634,734
Net transfers(1)	24,342	(4,943,926)	85,375,508	(14,749,045)	709,220
Transfers for policy loans	(4,485)	24,398	(8,177)	(1,299)	783
Contract charges	(1,804)	(123,402)	(74,132)	(145,812)	(329)
Contract terminations:
Surrender benefits	(490,404)	(23,603,297)	(4,657,514)	(12,474,736)	(64,514)
Death benefits	(172,308)	(2,649,347)	(1,174,813)	(1,571,714)	—

Units outstanding at end of year	17,928,413	191,727,803	92,120,916	100,497,355	4,106,228

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  241

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Intl Opp,	Lg Cap Gro,	Lg Cap Gro,	Lg Core Quan,	Lg Core Quan,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

Operations

Investment income (loss) — net	$627,498	$(55,934)	$(1,127,277)	$(25,507)	$(3,920,034)
Net realized gain (loss) on sales of investments	3,107,944	88,754	3,708,864	50,798	11,604,193
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	15,527,523	1,219,469	31,204,096	588,545	104,594,461

Net increase (decrease) in net assets resulting from operations	19,262,965	1,252,289	33,785,683	613,836	112,278,620

Contract transactions

Contract purchase payments	1,389,720	2,337,285	1,818,791	1,539,817	5,170,914
Net transfers(1)	(2,169,260)	1,379,271	(3,125,309)	372,451	(21,200,530)
Transfers for policy loans	90,435	374	85,597	(14,600)	470,387
Adjustments to net assets allocated to contracts in payment period	(124,774)	—	(188,044)	—	(644,457)
Contract charges	(77,485)	(627)	(132,766)	(513)	(750,860)
Contract terminations:
Surrender benefits	(11,167,184)	(123,116)	(13,001,637)	(37,062)	(40,250,922)
Death benefits	(935,587)	(248,793)	(1,264,009)	(17,812)	(4,178,528)

Increase (decrease) from contract transactions	(12,994,135)	3,344,394	(15,807,377)	1,842,281	(61,383,996)

Net assets at beginning of year	99,395,608	2,846,105	122,727,094	1,091,269	373,714,738

Net assets at end of year	$105,664,438	$7,442,788	$140,705,400	$3,547,386	$424,609,362

Accumulation unit activity

Units outstanding at beginning of year	81,718,464	2,089,801	156,364,035	778,209	342,552,788
Contract purchase payments	1,054,560	1,516,186	1,967,094	984,123	4,062,293
Net transfers(1)	(1,756,128)	883,391	(3,892,045)	215,551	(18,181,958)
Transfers for policy loans	66,453	234	102,868	(12,711)	336,668
Contract charges	(59,084)	(398)	(147,868)	(301)	(628,516)
Contract terminations:
Surrender benefits	(8,533,835)	(77,206)	(14,624,565)	(23,129)	(32,255,585)
Death benefits	(720,862)	(154,137)	(1,433,275)	(11,070)	(3,339,976)

Units outstanding at end of year	71,769,568	4,257,871	138,336,244	1,930,672	292,545,714

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 242  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Col VP Limited	Col VP Man	Col VP Man	Col VP Man	Col VP Man
	Duration Cr,	Vol Conserv,	Vol Conserv Gro,	Vol Gro,	Vol Mod Gro,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl 2(2)	Cl 2(2)	Cl 2(2)	Cl 2

Operations

Investment income (loss) — net	$66,742	$(187,697)	$(669,736)	$(3,488,310)	$(38,040,573)
Net realized gain (loss) on sales of investments	(7,564)	18,610	33,959	66,449	6,090,053
Distributions from capital gains	87,668	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(139,879)	766,369	6,226,892	73,308,455	475,515,443

Net increase (decrease) in net assets resulting from operations	6,967	597,282	5,591,115	69,886,594	443,564,923

Contract transactions

Contract purchase payments	3,852,168	35,813,862	155,134,110	672,467,725	2,372,328,626
Net transfers(1)	(408,928)	19,883,613	75,313,754	1,104,682,028	806,604,542
Transfers for policy loans	207	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	(91,680)	—	—	—
Contract charges	(2,231)	(74,830)	(86,950)	(1,293,058)	(28,134,580)
Contract terminations:
Surrender benefits	(619,601)	(203,445)	(411,705)	(1,876,205)	(16,995,728)
Death benefits	(966)	—	(92,359)	(170,205)	(9,264,326)

Increase (decrease) from contract transactions	2,820,649	55,327,520	229,856,850	1,773,810,285	3,124,538,534

Net assets at beginning of year	6,204,269	—	—	—	1,985,879,799

Net assets at end of year	$9,031,885	$55,924,802	$235,447,965	$1,843,696,879	$5,553,983,256

Accumulation unit activity

Units outstanding at beginning of year	5,819,323	—	—	—	1,946,103,917
Contract purchase payments	3,620,113	35,962,385	153,261,487	638,742,477	2,224,420,394
Net transfers(1)	(387,413)	19,823,376	74,021,997	1,061,505,604	768,897,406
Transfers for policy loans	193	—	—	—	—
Contract charges	(2,079)	(74,901)	(85,160)	(1,225,114)	(25,495,413)
Contract terminations:
Surrender benefits	(584,389)	(203,801)	(407,850)	(1,792,843)	(15,588,435)
Death benefits	(920)	—	(88,695)	(163,242)	(8,501,816)

Units outstanding at end of year	8,464,828	55,507,059	226,701,779	1,697,066,882	4,889,836,053

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  243

Statements of Changes in Net Assets

	Col VP	Col VP Marsico	Col VP Mid	Col VP Mid	Col VP Mid
	Marsico Gro,	Intl Opp,	Cap Gro Opp,	Cap Gro Opp,	Cap Val Opp,
Year ended Dec. 31, 2013 (continued)	Cl 1	Cl 2	Cl 2	Cl 3	Cl 2

Operations

Investment income (loss) — net	$(1,167,244)	$(226,295)	$(19,807)	$(901,220)	$(52,662)
Net realized gain (loss) on sales of investments	12,548,780	(1,300,785)	21,373	4,499,017	83,698
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	40,862,066	9,642,440	435,372	20,306,023	1,295,525

Net increase (decrease) in net assets resulting from operations	52,243,602	8,115,360	436,938	23,903,820	1,326,561

Contract transactions

Contract purchase payments	2,331,013	1,507,592	1,039,248	1,244,502	2,804,404
Net transfers(1)	(17,313,568)	(3,115,578)	554,232	(3,224,148)	2,187,521
Transfers for policy loans	55,039	7,887	(1,529)	78,781	—
Adjustments to net assets allocated to contracts in payment period	(218,931)	(22,309)	—	(88,346)	—
Contract charges	(210,568)	(32,366)	(441)	(81,542)	(669)
Contract terminations:
Surrender benefits	(17,115,766)	(3,896,897)	(21,803)	(10,122,195)	(92,125)
Death benefits	(1,404,834)	(273,867)	—	(735,896)	—

Increase (decrease) from contract transactions	(33,877,615)	(5,825,538)	1,569,707	(12,928,844)	4,899,131

Net assets at beginning of year	167,362,260	45,342,063	872,480	86,754,989	1,787,578

Net assets at end of year	$185,728,247	$47,631,885	$2,879,125	$97,729,965	$8,013,270

Accumulation unit activity

Units outstanding at beginning of year	140,799,124	44,804,339	746,972	67,301,550	1,347,145
Contract purchase payments	1,686,763	1,328,446	761,083	880,872	1,870,228
Net transfers(1)	(12,669,101)	(2,861,218)	417,549	(2,145,355)	1,357,524
Transfers for policy loans	40,697	7,321	(1,149)	60,039	—
Contract charges	(151,655)	(29,703)	(321)	(56,425)	(408)
Contract terminations:
Surrender benefits	(12,481,751)	(3,617,664)	(15,843)	(6,863,298)	(54,591)
Death benefits	(1,036,580)	(250,112)	—	(533,767)	—

Units outstanding at end of year	116,187,497	39,381,409	1,908,291	58,643,616	4,519,898

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 244  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Col VP Mid	Col VP Multi-	Col VP	Col VP Select	Col VP Select
	Cap Val Opp,	Strategy Alt,	S&P 500,	Lg Cap Val,	Lg Cap Val,
Period ended Dec. 31, 2013 (continued)	Cl 3	Cl 2(2)	Cl 3	Cl 2	Cl 3

Operations

Investment income (loss) — net	$(803,163)	$(16,816)	$(1,373,676)	$(36,076)	$(314,031)
Net realized gain (loss) on sales of investments	2,602,953	(10,869)	7,422,971	154,515	1,141,322
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	25,759,693	(45,988)	34,911,100	767,460	9,881,678

Net increase (decrease) in net assets resulting from operations	27,559,483	(73,673)	40,960,395	885,899	10,708,969

Contract transactions

Contract purchase payments	1,240,081	265,055	6,483,212	1,743,543	537,380
Net transfers(1)	764,836	4,080,041	9,960,978	1,069,680	14,149,746
Transfers for policy loans	21,071	19	49,119	—	3,255
Adjustments to net assets allocated to contracts in payment period	63,374	—	(17,891)	—	20,488
Contract charges	(68,867)	(1,292)	(105,475)	(435)	(22,973)
Contract terminations:
Surrender benefits	(7,911,056)	(76,098)	(15,050,025)	(148,380)	(3,374,169)
Death benefits	(708,606)	—	(1,489,400)	(243,785)	(280,982)

Increase (decrease) from contract transactions	(6,599,167)	4,267,725	(169,482)	2,420,623	11,032,745

Net assets at beginning of year	79,038,805	—	133,932,976	1,615,158	25,274,904

Net assets at end of year	$99,999,121	$4,194,052	$174,723,889	$4,921,680	$47,016,618

Accumulation unit activity

Units outstanding at beginning of year	58,788,112	—	121,375,393	1,192,928	19,210,218
Contract purchase payments	816,798	273,237	4,847,873	1,059,008	349,459
Net transfers(1)	368,827	4,232,591	7,251,849	658,225	8,966,332
Transfers for policy loans	14,195	20	41,329	—	2,283
Contract charges	(43,473)	(1,363)	(83,091)	(261)	(14,645)
Contract terminations:
Surrender benefits	(4,843,460)	(79,781)	(11,934,539)	(96,432)	(2,096,671)
Death benefits	(450,265)	—	(1,211,647)	(142,295)	(180,024)

Units outstanding at end of year	54,650,734	4,424,704	120,287,167	2,671,173	26,236,952

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  245

Statements of Changes in Net Assets

	Col VP Select	Col VP Select	Col VP	Col VP	Col VP
	Sm Cap Val,	Sm Cap Val,	Strategic Inc,	US Govt Mtge,	US Govt Mtge,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 2	Cl 2	Cl 3

Operations

Investment income (loss) — net	$(28,655)	$(496,640)	$547,913	$(41,197)	$(512,510)
Net realized gain (loss) on sales of investments	54,289	2,153,626	(59,287)	(63,131)	154,955
Distributions from capital gains	—	—	450,873	—	—
Net change in unrealized appreciation or depreciation of investments	871,083	20,129,945	(1,177,954)	(108,688)	(5,357,564)

Net increase (decrease) in net assets resulting from operations	896,717	21,786,931	(238,455)	(213,016)	(5,715,119)

Contract transactions

Contract purchase payments	1,275,899	670,846	5,878,254	2,228,856	2,495,797
Net transfers(1)	695,800	2,412,101	(3,102,571)	(2,736,542)	(49,572,067)
Transfers for policy loans	(372)	(21,833)	307	—	112,555
Adjustments to net assets allocated to contracts in payment period	—	(84,823)	—	—	(90,724)
Contract charges	(310)	(43,108)	(2,776)	(677)	(124,602)
Contract terminations:
Surrender benefits	(30,711)	(6,363,503)	(418,662)	(711,131)	(26,054,240)
Death benefits	—	(313,785)	(479,974)	(43,468)	(3,009,198)

Increase (decrease) from contract transactions	1,940,306	(3,744,105)	1,874,578	(1,262,962)	(76,242,479)

Net assets at beginning of year	1,409,473	48,545,775	14,669,003	6,716,025	230,695,964

Net assets at end of year	$4,246,496	$66,588,601	$16,305,126	$5,240,047	$148,738,366

Accumulation unit activity

Units outstanding at beginning of year	1,056,571	27,552,991	14,002,387	6,687,368	179,536,936
Contract purchase payments	727,857	330,863	5,606,946	2,227,170	2,045,158
Net transfers(1)	404,643	1,279,554	(3,011,973)	(2,763,834)	(40,362,747)
Transfers for policy loans	(209)	(9,680)	297	—	86,973
Contract charges	(176)	(20,145)	(2,672)	(688)	(97,703)
Contract terminations:
Surrender benefits	(17,871)	(2,820,347)	(404,809)	(724,008)	(20,158,423)
Death benefits	—	(149,821)	(464,813)	(43,940)	(2,411,646)

Units outstanding at end of year	2,170,815	26,163,415	15,725,363	5,382,068	118,638,548

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 246  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	CS	Drey VIF	DWS Alt Asset	EV VT	Fid VIP
	Commodity	Intl Eq,	Alloc VIP,	Floating-Rate	Contrafund,
Year ended Dec. 31, 2013 (continued)	Return	Serv	Cl B	Inc	Serv Cl 2

Operations

Investment income (loss) — net	$(556,902)	$104,713	$100,073	$7,422,941	$(419,785)
Net realized gain (loss) on sales of investments	(6,970,479)	93,632	(11,564)	372,976	8,238,437
Distributions from capital gains	—	—	—	1,776,599	135,118
Net change in unrealized appreciation or depreciation of investments	(2,323)	839,089	(108,116)	(1,496,327)	114,220,805

Net increase (decrease) in net assets resulting from operations	(7,529,704)	1,037,434	(19,607)	8,076,189	122,174,575

Contract transactions

Contract purchase payments	1,165,626	199,941	2,230,135	3,757,475	14,528,716
Net transfers(1)	(7,046,483)	798,641	15,476,869	106,142,942	(10,229,297)
Transfers for policy loans	16,364	5,889	(5,316)	12,831	28,734
Adjustments to net assets allocated to contracts in payment period	(39,000)	—	137,245	163,019	(8,344)
Contract charges	(38,977)	(4,034)	(9,220)	(228,133)	(298,495)
Contract terminations:
Surrender benefits	(6,240,575)	(377,111)	(1,028,123)	(28,680,762)	(43,098,986)
Death benefits	(337,841)	(84,776)	(86,134)	(2,443,994)	(3,398,589)

Increase (decrease) from contract transactions	(12,520,886)	538,550	16,715,456	78,723,378	(42,476,261)

Net assets at beginning of year	72,693,382	6,121,679	8,148,073	247,086,149	429,506,378

Net assets at end of year	$52,642,792	$7,697,663	$24,843,922	$333,885,716	$509,204,692

Accumulation unit activity

Units outstanding at beginning of year	84,047,507	5,710,331	8,137,607	197,523,109	357,487,912
Contract purchase payments	1,423,676	170,424	2,228,896	2,955,796	10,577,188
Net transfers(1)	(8,829,231)	685,396	15,513,939	83,428,025	(7,372,089)
Transfers for policy loans	19,334	4,843	(5,364)	10,080	22,894
Contract charges	(48,168)	(3,424)	(9,264)	(179,333)	(218,118)
Contract terminations:
Surrender benefits	(7,758,008)	(322,488)	(1,034,154)	(22,480,730)	(31,707,427)
Death benefits	(422,179)	(72,367)	(85,746)	(1,931,367)	(2,487,133)

Units outstanding at end of year	68,432,931	6,172,715	24,745,914	259,325,580	326,303,227

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  247

Statements of Changes in Net Assets

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Year ended Dec. 31, 2013 (continued)	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

Operations

Investment income (loss) — net	$491,688	$1,084,359	$(515,072)	$(3,270,769)	$74,936
Net realized gain (loss) on sales of investments	2,007,397	6,226,045	6,667,520	18,431,572	(57,592)
Distributions from capital gains	—	—	14,595,928	68,209,028	70,813
Net change in unrealized appreciation or depreciation of investments	13,583,824	32,942,380	14,010,207	74,471,565	4,920,441

Net increase (decrease) in net assets resulting from operations	16,082,909	40,252,784	34,758,583	157,841,396	5,008,598

Contract transactions

Contract purchase payments	486,228	1,421,907	1,043,457	11,488,105	223,343
Net transfers(1)	(1,956,760)	(5,237,197)	(5,995,315)	(28,496,429)	(621,951)
Transfers for policy loans	60,213	(16)	84,485	70,698	9,104
Adjustments to net assets allocated to contracts in payment period	(89,630)	45,418	(67,449)	57,591	(118,810)
Contract charges	(24,378)	(114,015)	(46,027)	(484,243)	(7,741)
Contract terminations:
Surrender benefits	(7,840,616)	(17,379,228)	(13,654,428)	(55,427,285)	(2,843,333)
Death benefits	(663,660)	(1,225,112)	(1,131,323)	(3,629,434)	(153,605)

Increase (decrease) from contract transactions	(10,028,603)	(22,488,243)	(19,766,600)	(76,420,997)	(3,512,993)

Net assets at beginning of year	53,538,005	134,511,665	109,281,306	491,963,838	19,241,299

Net assets at end of year	$59,592,311	$152,276,206	$124,273,289	$573,384,237	$20,736,904

Accumulation unit activity

Units outstanding at beginning of year	42,855,704	98,535,663	28,179,159	231,754,402	15,945,122
Contract purchase payments	333,476	895,947	233,407	5,546,265	167,490
Net transfers(1)	(1,313,779)	(3,333,758)	(1,362,075)	(10,904,458)	(501,943)
Transfers for policy loans	43,527	(562)	19,468	34,052	7,447
Contract charges	(16,743)	(72,044)	(10,348)	(196,480)	(5,826)
Contract terminations:
Surrender benefits	(5,366,126)	(10,901,671)	(3,080,461)	(21,072,183)	(2,149,874)
Death benefits	(464,820)	(787,780)	(257,605)	(1,457,362)	(112,820)

Units outstanding at end of year	36,071,239	84,335,795	23,721,545	203,704,236	13,349,596

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 248  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank
	Overseas,	Strategic Inc,	Global Real Est,	Inc,	Sm Cap Val,
Period ended Dec. 31, 2013 (continued)	Serv Cl 2	Serv Cl 2(2)	Cl 2	Cl 2(2)	Cl 2

Operations

Investment income (loss) — net	$187,016	$434,966	$5,848,506	$21,709	$659,491
Net realized gain (loss) on sales of investments	745,281	(6,350)	(6,079,853)	1,636	8,444,840
Distributions from capital gains	319,700	99,044	—	—	2,687,888
Net change in unrealized appreciation or depreciation of investments	20,423,228	(474,877)	2,615,119	598,147	36,435,313

Net increase (decrease) in net assets resulting from operations	21,675,225	52,783	2,383,772	621,492	48,227,532

Contract transactions

Contract purchase payments	1,126,596	1,089,289	2,299,086	1,390,879	3,756,159
Net transfers(1)	(942,872)	12,002,327	4,030,676	16,025,245	(3,494,552)
Transfers for policy loans	19,462	(393)	37,953	(1,575)	(16,840)
Adjustments to net assets allocated to contracts in payment period	(57,923)	—	(7,818)	—	(44,275)
Contract charges	(60,055)	(3,679)	(119,490)	(2,407)	(98,666)
Contract terminations:
Surrender benefits	(8,055,633)	(291,249)	(16,237,755)	(297,080)	(16,535,852)
Death benefits	(754,471)	(967)	(1,333,678)	(10,178)	(1,195,761)

Increase (decrease) from contract transactions	(8,724,896)	12,795,328	(11,331,026)	17,104,884	(17,629,787)

Net assets at beginning of year	80,158,449	—	157,516,454	—	146,397,984

Net assets at end of year	$93,108,778	$12,848,111	$148,569,200	$17,726,376	$176,995,729

Accumulation unit activity

Units outstanding at beginning of year	59,048,525	—	82,663,555	—	64,149,427
Contract purchase payments	799,284	1,110,971	1,338,605	1,349,961	1,731,673
Net transfers(1)	(520,011)	12,254,794	3,236,751	15,512,555	(656,683)
Transfers for policy loans	15,224	(401)	14,307	(1,481)	(5,527)
Contract charges	(39,911)	(3,771)	(59,791)	(2,329)	(37,251)
Contract terminations:
Surrender benefits	(5,143,642)	(296,471)	(7,683,473)	(286,307)	(5,788,015)
Death benefits	(492,726)	(1,002)	(644,932)	(9,731)	(415,582)

Units outstanding at end of year	53,666,743	13,064,120	78,865,022	16,562,668	58,978,042

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  249

Statements of Changes in Net Assets

	FTVIPT Frank	FTVIPT Temp	GS VIT	GS VIT Sm	GS VIT U.S.
	Mutual Shares,	Global Bond,	Mid Cap Val,	Cap Eq Insights,	Eq Insights,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl 2(2)	Inst	Inst	Inst

Operations

Investment income (loss) — net	$1,673,878	$104,226	$(105,223)	$11,433	$345,093
Net realized gain (loss) on sales of investments	3,264,876	(10,350)	9,903,183	286,414	4,957,341
Distributions from capital gains	—	42,290	19,511,061	957,554	—
Net change in unrealized appreciation or depreciation of investments	29,916,683	76,408	39,019,559	1,002,699	40,301,644

Net increase (decrease) in net assets resulting from operations	34,855,437	212,574	68,328,580	2,258,100	45,604,078

Contract transactions

Contract purchase payments	3,378,223	1,748,173	2,262,938	74,236	1,383,903
Net transfers(1)	(5,778,538)	17,007,037	(13,740,547)	(127,349)	(8,970,349)
Transfers for policy loans	32,948	(7,798)	31,195	4,892	(4,924)
Adjustments to net assets allocated to contracts in payment period	33,348	—	87,129	(8,249)	(26,322)
Contract charges	(89,295)	(2,497)	(261,140)	(3,632)	(326,922)
Contract terminations:
Surrender benefits	(13,719,412)	(354,157)	(30,570,540)	(708,629)	(14,427,904)
Death benefits	(1,649,273)	(3,487)	(1,821,410)	(83,629)	(1,000,164)

Increase (decrease) from contract transactions	(17,791,999)	18,387,271	(44,012,375)	(852,360)	(23,372,682)

Net assets at beginning of year	136,337,622	—	233,128,258	7,007,542	134,878,428

Net assets at end of year	$153,401,060	$18,599,845	$257,444,463	$8,413,282	$157,109,824

Accumulation unit activity

Units outstanding at beginning of year	100,868,212	—	79,577,121	3,610,927	120,009,391
Contract purchase payments	2,300,695	1,802,024	697,917	33,074	1,044,319
Net transfers(1)	(3,707,486)	17,564,434	(4,052,033)	(63,012)	(6,571,763)
Transfers for policy loans	22,977	(8,261)	8,512	1,980	(3,799)
Contract charges	(57,714)	(2,585)	(76,596)	(1,610)	(244,355)
Contract terminations:
Surrender benefits	(8,593,993)	(365,326)	(9,044,308)	(321,189)	(10,851,745)
Death benefits	(1,115,334)	(3,624)	(529,388)	(36,963)	(764,296)

Units outstanding at end of year	89,717,357	18,986,662	66,581,225	3,223,207	102,617,752

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

 250  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Am Fran,	Am Fran,	Bal Risk Alloc,	Comstock,	Core Eq,
Period ended Dec. 31, 2013 (continued)	Ser I	Ser II	Ser II(2)	Ser II	Ser I

Operations

Investment income (loss) — net	$(57,954)	$(508,662)	$138,919	$1,213,604	$113,303
Net realized gain (loss) on sales of investments	308,268	2,911,925	(13,580)	9,595,783	5,467,916
Distributions from capital gains	—	—	419,424	—	—
Net change in unrealized appreciation or depreciation of investments	4,502,826	25,034,019	(384,289)	55,789,182	18,781,167

Net increase (decrease) in net assets resulting from operations	4,753,140	27,437,282	160,474	66,598,569	24,362,386

Contract transactions

Contract purchase payments	250,927	588,640	3,281,132	2,231,986	1,196,806
Net transfers(1)	(688,700)	(11,055,813)	18,844,116	(19,644,216)	(2,592,649)
Transfers for policy loans	10,015	19,595	(2,524)	15,124	151,495
Adjustments to net assets allocated to contracts in payment period	(7,002)	(1,470)	—	(21,097)	(161,451)
Contract charges	(8,910)	(333,601)	(3,485)	(548,865)	(86,543)
Contract terminations:
Surrender benefits	(1,901,719)	(6,767,665)	(464,560)	(18,853,913)	(10,477,203)
Death benefits	(122,153)	(449,356)	(51,782)	(1,864,601)	(1,256,684)

Increase (decrease) from contract transactions	(2,467,542)	(17,999,670)	21,602,897	(38,685,582)	(13,226,229)

Net assets at beginning of year	13,577,634	78,410,901	—	208,333,851	93,614,334

Net assets at end of year	$15,863,232	$87,848,513	$21,763,371	$236,246,838	$104,750,491

Accumulation unit activity

Units outstanding at beginning of year	13,956,783	81,027,746	—	152,619,927	41,628,377
Contract purchase payments	224,947	527,758	3,374,246	1,429,376	473,944
Net transfers(1)	(632,735)	(9,314,838)	19,313,176	(11,805,226)	(1,017,944)
Transfers for policy loans	9,728	17,611	(2,615)	8,804	60,731
Contract charges	(8,049)	(300,887)	(3,571)	(334,636)	(34,140)
Contract terminations:
Surrender benefits	(1,710,773)	(6,064,796)	(472,917)	(11,687,448)	(4,125,254)
Death benefits	(108,746)	(401,676)	(53,356)	(1,188,237)	(505,699)

Units outstanding at end of year	11,731,155	65,490,918	22,154,963	129,042,560	36,480,015

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  251

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Div Divd,	Div Divd,	Global Hlth,	Intl Gro,	Mid Cap Gro,
Year ended Dec. 31, 2013 (continued)	Ser I	Ser II	Ser II	Ser II	Ser I

Operations

Investment income (loss) — net	$315,709	$150,051	$(121,475)	$138,656	$(71,317)
Net realized gain (loss) on sales of investments	604,186	344,433	1,169,591	2,593,161	392,435
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,373,559	2,583,268	10,402,153	13,080,964	4,672,641

Net increase (decrease) in net assets resulting from operations	5,293,454	3,077,752	11,450,269	15,812,781	4,993,759

Contract transactions

Contract purchase payments	320,932	228,566	652,755	1,298,996	188,710
Net transfers(1)	5,791,997	2,654,017	8,459,910	(1,899,312)	(509,584)
Transfers for policy loans	(12,010)	522	(7,639)	41,449	(426)
Adjustments to net assets allocated to contracts in payment period	9,096	(21)	75,336	(11,535)	(6,208)
Contract charges	(16,926)	(8,211)	(25,814)	(103,352)	(9,503)
Contract terminations:
Surrender benefits	(2,638,394)	(614,490)	(3,194,738)	(8,583,578)	(2,017,397)
Death benefits	(106,343)	(91,803)	(294,849)	(529,384)	(178,005)

Increase (decrease) from contract transactions	3,348,352	2,168,580	5,664,961	(9,786,716)	(2,532,413)

Net assets at beginning of year	16,144,390	9,649,509	27,189,712	94,833,170	15,113,698

Net assets at end of year	$24,786,196	$14,895,841	$44,304,942	$100,859,235	$17,575,044

Accumulation unit activity

Units outstanding at beginning of year	14,934,741	8,994,442	20,623,867	67,387,615	15,400,745
Contract purchase payments	257,659	183,278	402,928	880,189	165,208
Net transfers(1)	4,641,698	2,118,944	5,347,044	(1,244,293)	(466,040)
Transfers for policy loans	(8,539)	457	(4,696)	27,270	245
Contract charges	(13,475)	(6,562)	(16,243)	(70,256)	(8,273)
Contract terminations:
Surrender benefits	(2,086,584)	(490,089)	(2,034,771)	(5,632,267)	(1,757,242)
Death benefits	(82,659)	(76,220)	(183,365)	(349,446)	(158,555)

Units outstanding at end of year	17,642,841	10,724,250	24,134,764	60,998,812	13,176,088

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 252  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Ivy	Janus Aspen	Janus Aspen
	Mid Cap Gro,	Tech,	VIP Asset	Enterprise,	Flex Bond,
Period ended Dec. 31, 2013 (continued)	Ser II	Ser I	Strategy(2)	Serv	Serv(2)

Operations

Investment income (loss) — net	$(149,366)	$(218,907)	$(56,030)	$(67,050)	$89,089
Net realized gain (loss) on sales of investments	495,096	1,712,022	20,523	671,646	(7,497)
Distributions from capital gains	—	2,142,871	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,400,105	2,064,732	2,145,422	3,351,067	(63,578)

Net increase (decrease) in net assets resulting from operations	6,745,835	5,700,718	2,109,915	3,955,663	18,014

Contract transactions

Contract purchase payments	322,779	346,609	3,975,372	187,486	477,387
Net transfers(1)	(212,912)	(1,135,051)	22,020,998	(343,450)	6,682,234
Transfers for policy loans	5,782	5,714	(12,480)	2,053	66
Adjustments to net assets allocated to contracts in payment period	17,270	(117)	110,900	—	19,720
Contract charges	(15,240)	(57,554)	(3,761)	(9,558)	(1,550)
Contract terminations:
Surrender benefits	(2,277,307)	(2,736,204)	(424,822)	(1,697,516)	(198,338)
Death benefits	(141,618)	(110,711)	(9,743)	(65,722)	—

Increase (decrease) from contract transactions	(2,301,246)	(3,687,314)	25,656,464	(1,926,707)	6,979,519

Net assets at beginning of year	20,451,910	25,702,413	—	13,636,150	—

Net assets at end of year	$24,896,499	$27,715,817	$27,766,379	$15,665,106	$6,997,533

Accumulation unit activity

Units outstanding at beginning of year	20,924,513	27,742,360	—	16,750,402	—
Contract purchase payments	284,615	343,179	3,528,243	198,788	482,396
Net transfers(1)	(279,387)	(1,104,488)	19,866,366	(369,448)	6,814,067
Transfers for policy loans	4,703	5,828	(11,094)	1,117	68
Contract charges	(13,423)	(57,020)	(3,321)	(10,133)	(1,579)
Contract terminations:
Surrender benefits	(2,002,217)	(2,706,337)	(369,349)	(1,806,723)	(200,978)
Death benefits	(122,167)	(110,630)	(8,491)	(70,942)	—

Units outstanding at end of year	18,796,637	24,112,892	23,002,354	14,693,061	7,093,974

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  253

Statements of Changes in Net Assets

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Lazard Ret
	Gbl Alloc Mod,	Global Tech,	Janus,	Overseas,	Global Dyn
Period ended Dec. 31, 2013 (continued)	Serv	Serv	Serv	Serv	MA, Serv(2)

Operations

Investment income (loss) — net	$75,440	$(149,080)	$(145,413)	$1,313,151	$2,929
Net realized gain (loss) on sales of investments	50,882	878,694	3,662,016	1,051,454	18,691
Distributions from capital gains	104,154	—	—	—	126,201
Net change in unrealized appreciation or depreciation of investments	359,780	4,567,217	11,051,841	5,017,085	182,768

Net increase (decrease) in net assets resulting from operations	590,256	5,296,831	14,568,444	7,381,690	330,589

Contract transactions

Contract purchase payments	1,240,473	208,228	1,161,407	653,918	1,033,886
Net transfers(1)	7,496,287	(416,480)	(7,470,327)	(9,351,461)	4,509,024
Transfers for policy loans	—	3,347	7,508	7,791	—
Adjustments to net assets allocated to contracts in payment period	206,203	(5,248)	4,401	(46,537)	—
Contract charges	(3,417)	(10,333)	(121,356)	(32,818)	(928)
Contract terminations:
Surrender benefits	(593,970)	(2,083,603)	(4,944,376)	(8,220,295)	(47,358)
Death benefits	(7,631)	(69,356)	(508,293)	(341,742)	(5,264)

Increase (decrease) from contract transactions	8,337,945	(2,373,445)	(11,871,036)	(17,331,144)	5,489,360

Net assets at beginning of year	457,286	16,994,542	56,511,650	68,216,101	—

Net assets at end of year	$9,385,487	$19,917,928	$59,209,058	$58,266,647	$5,819,949

Accumulation unit activity

Units outstanding at beginning of year	439,121	28,136,257	53,421,826	50,321,741	—
Contract purchase payments	1,128,010	310,952	959,443	452,468	977,151
Net transfers(1)	6,727,920	(779,850)	(6,251,665)	(6,714,542)	4,258,192
Transfers for policy loans	—	5,530	6,475	5,349	—
Contract charges	(3,027)	(14,687)	(102,624)	(23,203)	(876)
Contract terminations:
Surrender benefits	(519,871)	(3,060,760)	(4,168,769)	(5,903,517)	(42,971)
Death benefits	(6,677)	(104,910)	(434,808)	(243,470)	(4,814)

Units outstanding at end of year	7,765,476	24,492,532	43,429,878	37,894,826	5,186,682

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

 254  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	MFS	MFS	MFS	MS UIF Global	MS UIF
	Inv Gro Stock,	New Dis,	Utilities,	Real Est,	Mid Cap Gro,
Year ended Dec. 31, 2013 (continued)	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

Operations

Investment income (loss) — net	$(356,974)	$(511,393)	$3,027,149	$1,832,521	$(307,371)
Net realized gain (loss) on sales of investments	3,498,920	2,138,357	7,441,504	1,146,401	999,785
Distributions from capital gains	2,431,708	506,974	4,728,311	—	998,098
Net change in unrealized appreciation or depreciation of investments	14,079,074	17,685,063	28,572,954	(1,817,232)	12,205,683

Net increase (decrease) in net assets resulting from operations	19,652,728	19,819,001	43,769,918	1,161,690	13,896,195

Contract transactions

Contract purchase payments	978,449	620,306	7,673,165	982,277	1,776,326
Net transfers(1)	(1,144,949)	(1,014,581)	(7,047,826)	3,107,279	(5,307,921)
Transfers for policy loans	(11,305)	18,454	(12,792)	15,715	(5,221)
Adjustments to net assets allocated to contracts in payment period	27,268	(12,831)	(129,105)	92,153	(9,207)
Contract charges	(51,765)	(41,749)	(159,281)	(54,449)	(29,453)
Contract terminations:
Surrender benefits	(7,927,856)	(7,410,515)	(23,535,971)	(6,666,909)	(4,271,476)
Death benefits	(605,978)	(387,897)	(2,568,767)	(504,188)	(416,975)

Increase (decrease) from contract transactions	(8,736,136)	(8,228,813)	(25,780,577)	(3,028,122)	(8,263,927)

Net assets at beginning of year	72,076,929	52,917,514	239,436,746	65,057,029	43,946,049

Net assets at end of year	$82,993,521	$64,507,702	$257,426,087	$63,190,597	$49,578,317

Accumulation unit activity

Units outstanding at beginning of year	78,214,249	37,451,503	108,853,040	53,624,514	33,274,254
Contract purchase payments	874,937	363,413	3,727,405	782,447	1,144,380
Net transfers(1)	(1,589,150)	(534,708)	(2,847,838)	2,491,843	(3,770,873)
Transfers for policy loans	(11,833)	11,318	(589)	11,867	(3,165)
Contract charges	(48,764)	(24,759)	(65,585)	(43,222)	(19,151)
Contract terminations:
Surrender benefits	(7,749,932)	(4,434,512)	(9,043,226)	(5,347,466)	(2,810,040)
Death benefits	(602,660)	(230,029)	(1,063,795)	(405,050)	(278,797)

Units outstanding at end of year	69,086,847	32,602,226	99,559,412	51,114,933	27,536,608

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  255

Statements of Changes in Net Assets

	NB AMT	NB AMT Soc	Oppen	Oppen	Oppen Global
	Intl Eq,	Responsive,	Eq Inc VA,	Global VA,	Strategic Inc VA,
Year ended Dec. 31, 2013 (continued)	Cl S	Cl S	Serv	Serv	Srv

Operations

Investment income (loss) — net	$91,081	$(20,831)	$3,896	$259,735	$29,000,927
Net realized gain (loss) on sales of investments	164,615	209,386	96,129	2,171,961	8,952,086
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,640,482	1,272,398	1,054,026	21,113,309	(48,484,091)

Net increase (decrease) in net assets resulting from operations	2,896,178	1,460,953	1,154,051	23,545,005	(10,531,078)

Contract transactions

Contract purchase payments	235,978	956,871	140,353	4,836,079	9,377,073
Net transfers(1)	879,269	744,143	507,453	3,091,651	(103,804,154)
Transfers for policy loans	710	1,855	4,441	(20,627)	105,842
Adjustments to net assets allocated to contracts in payment period	(4,931)	—	—	11,455	(355,467)
Contract charges	(34,624)	(3,221)	(2,705)	(58,470)	(675,880)
Contract terminations:
Surrender benefits	(1,709,891)	(269,510)	(200,494)	(7,976,383)	(78,310,332)
Death benefits	(125,804)	(21,686)	(45,913)	(1,105,905)	(7,670,541)

Increase (decrease) from contract transactions	(759,293)	1,408,452	403,135	(1,222,200)	(181,333,459)

Net assets at beginning of year	17,984,153	3,552,258	4,091,004	92,609,727	823,175,337

Net assets at end of year	$20,121,038	$6,421,663	$5,648,190	$114,932,532	$631,310,800

Accumulation unit activity

Units outstanding at beginning of year	18,400,666	2,935,361	4,014,074	61,186,635	528,176,929
Contract purchase payments	222,050	704,767	118,205	3,178,541	6,240,886
Net transfers(1)	829,122	468,116	425,044	1,849,824	(68,331,995)
Transfers for policy loans	838	1,226	3,800	(12,047)	69,830
Contract charges	(32,835)	(2,265)	(2,267)	(34,559)	(436,783)
Contract terminations:
Surrender benefits	(1,661,098)	(192,705)	(169,437)	(4,571,828)	(50,157,148)
Death benefits	(120,147)	(13,989)	(40,692)	(646,587)	(4,989,108)

Units outstanding at end of year	17,638,596	3,900,511	4,348,727	60,949,979	410,572,611

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 256  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Oppen Main St	PIMCO	PIMCO VIT Glb	PIMCO	Put VT Global
	Sm Cap VA,	VIT All Asset,	MA Man Alloc,	VIT Tot Return,	Hlth Care,
Period ended Dec. 31, 2013 (continued)	Serv	Advisor Cl	Adv Cl	Advisor Cl(2)	Cl IB

Operations

Investment income (loss) — net	$(168,914)	$8,925,548	$108,175	$46,660	$51,168
Net realized gain (loss) on sales of investments	3,069,168	638,598	(101,545)	(10,382)	757,537
Distributions from capital gains	902,579	—	—	66,299	677,091
Net change in unrealized appreciation or depreciation of investments	20,469,788	(12,846,542)	(471,287)	(189,559)	5,794,808

Net increase (decrease) in net assets resulting from operations	24,272,621	(3,282,396)	(464,657)	(86,982)	7,280,604

Contract transactions

Contract purchase payments	4,135,508	9,866,653	821,102	1,681,360	292,540
Net transfers(1)	2,459,603	(50,507,944)	1,686,557	6,430,865	1,352,097
Transfers for policy loans	(7,273)	657	(3,431)	(1,992)	6,185
Adjustments to net assets allocated to contracts in payment period	(10,472)	(512,651)	—	—	4,607
Contract charges	(46,211)	(231,744)	(1,683)	(1,121)	(18,277)
Contract terminations:
Surrender benefits	(6,435,323)	(28,182,009)	(383,194)	(123,939)	(2,581,633)
Death benefits	(666,494)	(2,947,962)	(17,840)	(1,192)	(103,344)

Increase (decrease) from contract transactions	(570,662)	(72,515,000)	2,101,511	7,983,981	(1,047,825)

Net assets at beginning of year	62,202,731	298,500,037	3,354,618	—	18,503,742

Net assets at end of year	$85,904,690	$222,702,641	$4,991,472	$7,896,999	$24,736,521

Accumulation unit activity

Units outstanding at beginning of year	42,432,206	205,042,915	3,251,456	—	13,598,882
Contract purchase payments	2,620,276	7,169,616	827,580	1,683,199	177,962
Net transfers(1)	1,343,729	(35,942,110)	1,642,419	6,618,599	791,277
Transfers for policy loans	(4,246)	(89)	(2,926)	(2,093)	4,056
Contract charges	(26,030)	(160,025)	(1,712)	(1,168)	(11,172)
Contract terminations:
Surrender benefits	(3,526,009)	(19,558,200)	(388,266)	(105,276)	(1,555,219)
Death benefits	(401,948)	(2,043,684)	(18,420)	(1,228)	(65,581)

Units outstanding at end of year	42,437,978	154,508,423	5,310,131	8,192,033	12,940,205

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  257

Statements of Changes in Net Assets

	Put VT	Put VT Multi-	Put VT Multi-	Royce	Third
	Intl Eq,	Cap Gro,	Cap Gro,	Micro-Cap,	Ave
Year ended Dec. 31, 2013 (continued)	Cl IB	Cl IA	Cl IB	Invest Cl	Val

Operations

Investment income (loss) — net	$131,021	$(309,069)	$(87,394)	$(108,042)	$702,094
Net realized gain (loss) on sales of investments	(237,559)	983,137	1,277,417	1,650,817	(284,060)
Distributions from capital gains	—	—	—	782,906	—
Net change in unrealized appreciation or depreciation of investments	5,201,778	17,337,303	6,908,530	3,144,052	4,386,177

Net increase (decrease) in net assets resulting from operations	5,095,240	18,011,371	8,098,553	5,469,733	4,804,211

Contract transactions

Contract purchase payments	229,279	794,683	378,426	335,353	291,072
Net transfers(1)	(544,015)	(791,092)	(899,297)	(3,207,576)	(1,960,575)
Transfers for policy loans	11,269	106,299	11,102	23,374	17,796
Adjustments to net assets allocated to contracts in payment period	(2,175)	(71,092)	13,051	(13,420)	(28,863)
Contract charges	(15,314)	(62,858)	(21,881)	(11,492)	(11,864)
Contract terminations:
Surrender benefits	(3,372,975)	(6,288,808)	(2,781,455)	(3,514,802)	(3,711,307)
Death benefits	(283,126)	(453,789)	(170,594)	(286,282)	(208,174)

Increase (decrease) from contract transactions	(3,977,057)	(6,766,657)	(3,470,648)	(6,674,845)	(5,611,915)

Net assets at beginning of year	21,001,566	54,989,912	24,654,927	31,894,272	29,223,183

Net assets at end of year	$22,119,749	$66,234,626	$29,282,832	$30,689,160	$28,415,479

Accumulation unit activity

Units outstanding at beginning of year	16,000,112	34,299,006	19,953,112	8,698,770	10,402,654
Contract purchase payments	156,005	437,320	268,181	85,593	94,473
Net transfers(1)	(389,261)	(439,741)	(650,990)	(839,169)	(641,866)
Transfers for policy loans	7,282	59,265	7,457	5,934	5,572
Contract charges	(10,551)	(34,389)	(15,481)	(2,963)	(3,879)
Contract terminations:
Surrender benefits	(2,300,639)	(3,472,537)	(1,945,263)	(906,774)	(1,217,389)
Death benefits	(199,032)	(251,898)	(116,228)	(75,921)	(68,262)

Units outstanding at end of year	13,263,916	30,597,026	17,500,788	6,965,470	8,571,303

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 258  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	VanEck VIP	VP	VP	VP AC	VP Loomis
	Global Gold,	Aggr,	Aggr,	Div Bond,	Sayles Gro,
Period ended Dec. 31, 2013 (continued)	Cl S(2)	Cl 2	Cl 4	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(12,745)	$(9,597,921)	$(14,588,130)	$42,779	$(24,446)
Net realized gain (loss) on sales of investments	(9,472)	16,129,411	93,872,182	(62,255)	66,005
Distributions from capital gains	—	—	—	120,678	—
Net change in unrealized appreciation or depreciation of investments	(568,513)	172,244,616	207,777,282	(351,139)	482,832

Net increase (decrease) in net assets resulting from operations	(590,730)	178,776,106	287,061,334	(249,937)	524,391

Contract transactions

Contract purchase payments	437,119	42,365,578	15,095,687	1,285,154	762,446
Net transfers(1)	3,508,142	138,813,229	(75,813,986)	(1,424,988)	342,827
Transfers for policy loans	1,023	6,112	76,188	—	(490)
Adjustments to net assets allocated to contracts in payment period	—	(137,807)	(229,677)	—	—
Contract charges	(1,921)	(8,080,195)	(8,710,836)	(682)	(324)
Contract terminations:
Surrender benefits	(61,898)	(20,031,582)	(77,676,563)	(172,671)	(26,106)
Death benefits	(13,260)	(4,643,707)	(6,254,856)	(144,262)	(24,256)

Increase (decrease) from contract transactions	3,869,205	148,291,628	(153,514,043)	(457,449)	1,054,097

Net assets at beginning of year	—	846,002,421	1,489,272,316	6,337,750	1,382,740

Net assets at end of year	$3,278,475	$1,173,070,155	$1,622,819,607	$5,630,364	$2,961,228

Accumulation unit activity

Units outstanding at beginning of year	—	697,180,170	1,224,668,220	5,762,176	1,039,028
Contract purchase payments	492,692	31,778,762	11,395,654	1,187,504	506,537
Net transfers(1)	3,872,377	104,063,754	(51,202,034)	(1,335,372)	230,169
Transfers for policy loans	1,213	4,679	57,505	—	(305)
Contract charges	(2,120)	(6,073,516)	(6,534,169)	(637)	(210)
Contract terminations:
Surrender benefits	(71,806)	(14,964,072)	(58,104,721)	(160,587)	(17,218)
Death benefits	(16,387)	(3,443,892)	(4,688,219)	(132,116)	(16,572)

Units outstanding at end of year	4,275,969	808,545,885	1,115,592,236	5,320,968	1,741,429

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  259

Statements of Changes in Net Assets

	VP AQR Man	VP BR Gl	VP BR Gl	VP Col	VP Col
	Fut Strategy,	Infl Prot Sec,	Infl Prot Sec,	Wanger Intl Eq,	Wanger US Eq,
Period ended Dec. 31, 2013 (continued)	Cl 2(2)	Cl 2	Cl 3	Cl 2	Cl 2

Operations

Investment income (loss) — net	$26,189	$(98,124)	$(1,911,075)	$115,971	$(89,271)
Net realized gain (loss) on sales of investments	(4,878)	(308,841)	(3,801,299)	109,644	199,720
Distributions from capital gains	9,469	306,240	7,208,244	157,775	—
Net change in unrealized appreciation or depreciation of investments	243,833	(538,812)	(15,151,001)	1,454,462	2,162,045

Net increase (decrease) in net assets resulting from operations	274,613	(639,537)	(13,655,131)	1,837,852	2,272,494

Contract transactions

Contract purchase payments	283,930	1,661,401	1,926,461	3,162,443	3,081,074
Net transfers(1)	6,221,612	(3,331,574)	(48,242,484)	2,100,964	1,048,878
Transfers for policy loans	(1,974)	—	16,176	(2,758)	(3,147)
Adjustments to net assets allocated to contracts in payment period	—	—	2,746	—	(699)
Contract charges	(978)	(1,036)	(426,763)	(2,120)	(1,167)
Contract terminations:
Surrender benefits	(49,196)	(266,149)	(22,615,773)	(196,192)	(161,688)
Death benefits	(10,023)	(195,937)	(2,895,750)	(44,297)	(20,326)

Increase (decrease) from contract transactions	6,443,371	(2,133,295)	(72,235,387)	5,018,040	3,942,925

Net assets at beginning of year	—	8,993,703	250,341,487	6,475,687	5,119,589

Net assets at end of year	$6,717,984	$6,220,871	$164,450,969	$13,331,579	$11,335,008

Accumulation unit activity

Units outstanding at beginning of year	—	7,821,296	180,662,412	5,242,301	3,573,051
Contract purchase payments	286,290	1,466,171	1,418,713	2,345,449	1,860,973
Net transfers(1)	6,296,020	(3,083,958)	(36,372,225)	1,550,095	629,690
Transfers for policy loans	(2,056)	—	12,029	(2,015)	(1,818)
Contract charges	(985)	(929)	(315,054)	(1,548)	(694)
Contract terminations:
Surrender benefits	(48,868)	(235,349)	(16,645,233)	(141,105)	(99,914)
Death benefits	(10,132)	(173,927)	(2,153,189)	(34,756)	(12,977)

Units outstanding at end of year	6,520,269	5,793,304	126,607,453	8,958,421	5,948,311

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

 260  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	VP	VP	VP DFA	VP EV Floating	VP GS Commodity
	Conserv,	Conserv,	Intl Val,	Rate Inc,	Strategy,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2	Cl 2	Cl 2(2)

Operations

Investment income (loss) — net	$(8,769,729)	$(14,866,564)	$28,339	$541,616	$(4,837)
Net realized gain (loss) on sales of investments	29,886,301	101,828,268	20,147	13,458	(3,554)
Distributions from capital gains	—	—	—	152,700	—
Net change in unrealized appreciation or depreciation of investments	(4,356,385)	(55,471,345)	481,302	(210,462)	(23,200)

Net increase (decrease) in net assets resulting from operations	16,760,187	31,490,359	529,788	497,312	(31,591)

Contract transactions

Contract purchase payments	38,195,829	5,396,135	996,708	8,519,230	219,545
Net transfers(1)	(275,182,806)	(666,395,304)	1,441,132	8,125,407	1,328,936
Transfers for policy loans	(15,487)	62,103	—	(28,780)	—
Adjustments to net assets allocated to contracts in payment period	(123,545)	(1,941,881)	—	—	—
Contract charges	(5,701,953)	(8,929,398)	(359)	(2,932)	(91)
Contract terminations:
Surrender benefits	(48,762,313)	(126,490,350)	(64,296)	(754,537)	(8,706)
Death benefits	(13,053,676)	(25,206,362)	(68,977)	(70,230)	—

Increase (decrease) from contract transactions	(304,643,951)	(823,505,057)	2,304,208	15,788,158	1,539,684

Net assets at beginning of year	966,766,137	1,915,661,087	2,109,169	11,509,615	—

Net assets at end of year	$678,882,373	$1,123,646,389	$4,943,165	$27,795,085	$1,508,093

Accumulation unit activity

Units outstanding at beginning of year	852,751,950	1,687,368,305	1,948,961	10,324,669	—
Contract purchase payments	33,687,013	4,706,495	857,116	7,549,629	233,558
Net transfers(1)	(240,671,163)	(582,586,865)	1,165,498	7,199,815	1,413,638
Transfers for policy loans	(14,222)	54,102	—	(25,492)	—
Contract charges	(4,976,122)	(7,776,106)	(308)	(2,582)	(98)
Contract terminations:
Surrender benefits	(42,473,708)	(110,112,205)	(55,036)	(676,080)	(8,337)
Death benefits	(11,400,513)	(21,991,243)	(61,695)	(62,499)	—

Units outstanding at end of year	586,903,235	969,662,483	3,854,536	24,307,460	1,638,761

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  261

Statements of Changes in Net Assets

	VP Holl	VP Invesco	VP JPM	VP Jennison	VP MFS
	Lg Cap Gro,	Intl Gro,	Core Bond,	Mid Cap Gro,	Val,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(45,394)	$11,995	$44,141	$(39,106)	$(51,544)
Net realized gain (loss) on sales of investments	110,644	82,979	(35,276)	117,298	146,151
Distributions from capital gains	—	47,816	9,994	—	—
Net change in unrealized appreciation or depreciation of investments	964,241	600,503	(234,954)	706,138	1,165,446

Net increase (decrease) in net assets resulting from operations	1,029,491	743,293	(216,095)	784,330	1,260,053

Contract transactions

Contract purchase payments	642,506	1,264,085	1,032,219	1,347,149	2,114,725
Net transfers(1)	(76,563)	1,572,215	(1,620,657)	738,006	1,468,875
Transfers for policy loans	—	—	—	(1,127)	(2,834)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(970)	(610)	(884)	(752)	(892)
Contract terminations:
Surrender benefits	(80,075)	(70,398)	(183,408)	(88,080)	(34,904)
Death benefits	(3,346)	(10,107)	(11,234)	(12,525)	(440)

Increase (decrease) from contract transactions	481,552	2,755,185	(783,964)	1,982,671	3,544,530

Net assets at beginning of year	3,202,186	2,858,681	5,562,636	2,137,681	2,605,687

Net assets at end of year	$4,713,229	$6,357,159	$4,562,577	$4,904,682	$7,410,270

Accumulation unit activity

Units outstanding at beginning of year	2,432,606	2,349,520	5,081,332	1,561,368	2,005,648
Contract purchase payments	437,043	975,680	953,064	935,976	1,376,782
Net transfers(1)	(33,386)	1,192,936	(1,522,125)	496,428	936,662
Transfers for policy loans	—	—	—	(706)	(1,826)
Contract charges	(651)	(466)	(822)	(476)	(580)
Contract terminations:
Surrender benefits	(52,330)	(53,383)	(171,144)	(59,430)	(22,765)
Death benefits	(2,374)	(7,314)	(10,481)	(7,935)	(266)

Units outstanding at end of year	2,780,908	4,456,973	4,329,824	2,925,225	4,293,655

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 262  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	VP	VP	VP Mod	VP Mod	VP Mod
	Mod,	Mod,	Aggr,	Aggr,	Conserv,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

Operations

Investment income (loss) — net	$(65,568,776)	$(107,059,588)	$(36,880,735)	$(56,926,863)	$(19,048,913)
Net realized gain (loss) on sales of investments	73,329,042	224,389,295	47,462,511	326,410,587	62,603,782
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	632,330,334	1,010,995,692	518,229,728	598,261,192	66,578,931

Net increase (decrease) in net assets resulting from operations	640,090,600	1,128,325,399	528,811,504	867,744,916	110,133,800

Contract transactions

Contract purchase payments	246,583,054	51,000,989	136,172,301	46,146,012	75,508,842
Net transfers(1)	304,137,330	412,181,993	308,756,371	(553,429,442)	(325,502,907)
Transfers for policy loans	(223,397)	528,043	(153,820)	9,632	3,630
Adjustments to net assets allocated to contracts in payment period	(1,484,275)	(6,794,608)	(446,627)	(2,560,978)	(1,024,049)
Contract charges	(54,779,606)	(65,988,914)	(33,640,797)	(34,326,174)	(12,874,729)
Contract terminations:
Surrender benefits	(216,660,205)	(702,311,664)	(78,766,732)	(305,357,559)	(90,104,786)
Death benefits	(42,437,335)	(90,808,523)	(16,305,419)	(32,913,632)	(23,712,470)

Increase (decrease) from contract transactions	235,135,566	(402,192,684)	315,615,277	(882,432,141)	(377,706,469)

Net assets at beginning of year	6,066,556,984	10,944,927,529	3,350,869,877	5,959,829,735	1,972,535,988

Net assets at end of year	$6,941,783,150	$11,671,060,244	$4,195,296,658	$5,945,142,510	$1,704,963,319

Accumulation unit activity

Units outstanding at beginning of year	5,088,615,794	9,162,517,935	2,775,342,574	4,925,650,775	1,698,010,069
Contract purchase payments	198,570,417	40,684,208	105,988,654	35,662,265	63,974,483
Net transfers(1)	244,994,479	329,366,324	241,139,024	(402,498,996)	(271,462,948)
Transfers for policy loans	(182,093)	422,227	(117,972)	6,814	2,843
Contract charges	(43,582,315)	(52,433,032)	(25,914,383)	(26,414,995)	(10,746,040)
Contract terminations:
Surrender benefits	(172,013,696)	(557,961,256)	(60,341,407)	(234,543,508)	(75,059,563)
Death benefits	(33,910,154)	(72,208,513)	(12,394,750)	(25,274,908)	(19,833,952)

Units outstanding at end of year	5,282,492,432	8,850,387,893	3,023,701,740	4,272,587,447	1,384,884,892

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  263

Statements of Changes in Net Assets

	VP Mod	VP MS Global	VP NFJ	VP Nuveen Winslow	VP Ptnrs
	Conserv,	Real Est,	Divd Val,	Lg Cap Gro,	Sm Cap Gro,
Year ended Dec. 31, 2013 (continued)	Cl 4	Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(32,316,791)	$587,726	$(57,812)	$(19,991)	$(19,025)
Net realized gain (loss) on sales of investments	180,009,045	36,706	113,716	41,063	35,246
Distributions from capital gains	—	358,630	—	—	—
Net change in unrealized appreciation or depreciation of investments	50,632,841	(956,635)	1,065,877	510,529	536,614

Net increase (decrease) in net assets resulting from operations	198,325,095	26,427	1,121,781	531,601	552,835

Contract transactions

Contract purchase payments	14,232,610	2,973,338	1,484,935	446,205	722,558
Net transfers(1)	(626,164,296)	1,415,366	368,328	308,909	239,913
Transfers for policy loans	71,730	192	(2,379)	—	—
Adjustments to net assets allocated to contracts in payment period	(2,504,038)	—	—	—	—
Contract charges	(17,799,042)	(1,468)	(827)	(206)	(155)
Contract terminations:
Surrender benefits	(232,068,795)	(124,753)	(115,790)	(30,600)	(14,679)
Death benefits	(46,617,556)	(38,023)	(36,793)	(16,888)	—

Increase (decrease) from contract transactions	(910,849,387)	4,224,652	1,697,474	707,420	947,637

Net assets at beginning of year	3,653,172,043	6,254,064	3,629,286	1,308,712	1,135,192

Net assets at end of year	$2,940,647,751	$10,505,143	$6,448,541	$2,547,733	$2,635,664

Accumulation unit activity

Units outstanding at beginning of year	3,133,835,674	4,556,743	2,708,176	970,857	815,665
Contract purchase payments	11,884,536	2,117,952	999,930	287,122	422,619
Net transfers(1)	(521,041,196)	980,763	228,932	183,190	146,272
Transfers for policy loans	59,379	133	(1,505)	—	—
Contract charges	(14,821,653)	(1,032)	(535)	(132)	(93)
Contract terminations:
Surrender benefits	(193,052,269)	(87,423)	(74,819)	(19,407)	(8,753)
Death benefits	(38,882,735)	(25,772)	(25,137)	(11,199)	—

Units outstanding at end of year	2,377,981,736	7,541,364	3,835,042	1,410,431	1,375,710

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 264  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	VP Ptnrs	VP Ptnrs	VP TCW Core	VP Pyramis	VP Pyrford
	Sm Cap Val,	Sm Cap Val,	Plus Bond,	Intl Eq,	Intl Eq,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 2	Cl 2	Cl 2(2)

Operations

Investment income (loss) — net	$(25,368)	$(1,246,358)	$(19,562)	$13,874	$130
Net realized gain (loss) on sales of investments	96,681	11,564,138	(67,499)	36,002	171
Distributions from capital gains	—	—	53,849	40,583	—
Net change in unrealized appreciation or depreciation of investments	585,110	31,342,340	(111,618)	276,807	31,205

Net increase (decrease) in net assets resulting from operations	656,423	41,660,120	(144,830)	367,266	31,506

Contract transactions

Contract purchase payments	1,269,010	1,222,856	750,993	949,675	43,687
Net transfers(1)	53,676	(16,326,065)	(927,515)	635,944	751,646
Transfers for policy loans	(2,374)	17,496	—	(491)	(408)
Adjustments to net assets allocated to contracts in payment period	—	(73,507)	—	—	—
Contract charges	(526)	(319,931)	(296)	(213)	(42)
Contract terminations:
Surrender benefits	(51,581)	(14,887,029)	(138,988)	(31,264)	(7,892)
Death benefits	—	(1,091,239)	—	(52,165)	—

Increase (decrease) from contract transactions	1,268,205	(31,457,419)	(315,806)	1,501,486	786,991

Net assets at beginning of year	1,543,848	136,991,424	3,576,103	1,246,614	—

Net assets at end of year	$3,468,476	$147,194,125	$3,115,467	$3,115,366	$818,497

Accumulation unit activity

Units outstanding at beginning of year	1,184,561	69,565,877	3,405,356	1,038,939	—
Contract purchase payments	817,407	561,843	725,289	721,893	41,684
Net transfers(1)	37,359	(7,232,800)	(916,532)	472,493	743,107
Transfers for policy loans	(1,518)	7,227	—	(352)	(404)
Contract charges	(342)	(141,632)	(289)	(162)	(42)
Contract terminations:
Surrender benefits	(33,901)	(6,262,334)	(135,629)	(23,458)	(6,945)
Death benefits	—	(474,223)	—	(40,059)	—

Units outstanding at end of year	2,003,566	56,023,958	3,078,195	2,169,294	777,400

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  265

Statements of Changes in Net Assets

	VP Sit	VP Sit	VP Vty	VP Vty	VP WF Short
	Divd Gro,	Divd Gro,	Estb Val,	Estb Val,	Duration Govt,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Operations

Investment income (loss) — net	$(34,825)	$(394,178)	$(54,601)	$(141,787)	$(10,807)
Net realized gain (loss) on sales of investments	67,948	2,730,440	140,838	819,331	(8,929)
Distributions from capital gains	—	—	—	—	15,028
Net change in unrealized appreciation or depreciation of investments	657,340	8,169,469	1,340,406	4,043,201	(27,640)

Net increase (decrease) in net assets resulting from operations	690,463	10,505,731	1,426,643	4,720,745	(32,348)

Contract transactions

Contract purchase payments	947,072	424,462	1,784,407	256,402	906,147
Net transfers(1)	823,027	(1,525,936)	162,900	952,698	(429,970)
Transfers for policy loans	(364)	4,481	(2,978)	1,025	—
Adjustments to net assets allocated to contracts in payment period	—	(17,147)	—	(4,996)	—
Contract charges	(601)	(124,777)	(1,248)	(13,865)	(166)
Contract terminations:
Surrender benefits	(102,799)	(3,668,101)	(97,513)	(1,603,580)	(70,932)
Death benefits	—	(348,196)	(33,631)	(108,869)	(138,222)

Increase (decrease) from contract transactions	1,666,335	(5,255,214)	1,811,937	(521,185)	266,857

Net assets at beginning of year	1,966,267	40,838,076	3,421,241	13,797,034	1,951,832

Net assets at end of year	$4,323,065	$46,088,593	$6,659,821	$17,996,594	$2,186,341

Accumulation unit activity

Units outstanding at beginning of year	1,623,311	39,258,276	2,602,671	9,679,705	1,916,406
Contract purchase payments	706,155	358,857	1,189,286	158,386	896,826
Net transfers(1)	608,841	(1,302,137)	94,292	555,829	(424,480)
Transfers for policy loans	(258)	4,006	(1,898)	1,447	—
Contract charges	(429)	(104,641)	(786)	(8,243)	(165)
Contract terminations:
Surrender benefits	(76,812)	(3,099,432)	(63,886)	(944,938)	(69,794)
Death benefits	—	(294,935)	(22,001)	(64,539)	(136,753)

Units outstanding at end of year	2,860,808	34,819,994	3,797,678	9,377,647	2,182,040

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 266  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

			WF Adv VT	WF Adv	WF Adv
	Wanger	Wanger	Index Asset Alloc,	VT Intl Eq,	VT Opp,
Year ended Dec. 31, 2013 (continued)	Intl	USA	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$5,675,402	$(2,728,873)	$229,263	$606,334	$(498,054)
Net realized gain (loss) on sales of investments	9,348,851	15,786,397	1,075,051	1,244,958	3,762,837
Distributions from capital gains	22,333,670	32,142,042	—	2,419,735	—
Net change in unrealized appreciation or depreciation of investments	26,225,119	58,853,478	3,741,002	4,001,060	14,771,841

Net increase (decrease) in net assets resulting from operations	63,583,042	104,053,044	5,045,316	8,272,087	18,036,624

Contract transactions

Contract purchase payments	4,030,644	4,250,592	281,781	628,492	2,016,326
Net transfers(1)	(6,790,572)	(18,019,394)	(597,784)	(4,302,466)	(4,673,827)
Transfers for policy loans	58,465	4,001	28,096	17,304	(6,611)
Adjustments to net assets allocated to contracts in payment period	(82,398)	(175,889)	5,793	(17,944)	13,446
Contract charges	(351,801)	(340,903)	(24,883)	(74,278)	(46,426)
Contract terminations:
Surrender benefits	(33,098,561)	(39,004,563)	(4,162,447)	(4,893,127)	(8,583,844)
Death benefits	(2,397,708)	(2,880,520)	(343,613)	(465,926)	(524,641)

Increase (decrease) from contract transactions	(38,631,931)	(56,166,676)	(4,813,057)	(9,107,945)	(11,805,577)

Net assets at beginning of year	317,596,835	343,871,742	28,892,653	49,421,445	66,546,973

Net assets at end of year	$342,547,946	$391,758,110	$29,124,912	$48,585,587	$72,778,020

Accumulation unit activity

Units outstanding at beginning of year	137,800,675	166,631,228	19,664,728	40,039,903	42,607,535
Contract purchase payments	1,806,951	1,942,792	175,149	496,740	1,267,802
Net transfers(1)	(2,313,948)	(7,158,642)	(361,831)	(3,404,399)	(2,628,768)
Transfers for policy loans	22,581	2,847	17,346	13,452	(3,543)
Contract charges	(139,458)	(143,470)	(15,551)	(60,299)	(25,955)
Contract terminations:
Surrender benefits	(12,345,497)	(15,648,774)	(2,572,722)	(3,526,630)	(4,703,032)
Death benefits	(909,700)	(1,204,354)	(216,528)	(336,429)	(296,004)

Units outstanding at end of year	123,921,604	144,421,627	16,690,591	33,222,338	36,218,035

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  267

Statements of Changes in Net Assets

	WF Adv VT	WA Var Global
	Sm Cap Gro,	Hi Yd Bond,
Period ended Dec. 31, 2013 (continued)	Cl 2	Cl II(2)

Operations

Investment income (loss) — net	$(666,116)	$156,418
Net realized gain (loss) on sales of investments	3,110,788	(5,473)
Distributions from capital gains	3,741,776	—
Net change in unrealized appreciation or depreciation of investments	22,342,123	(99,937)

Net increase (decrease) in net assets resulting from operations	28,528,571	51,008

Contract transactions

Contract purchase payments	2,788,308	486,220
Net transfers(1)	(2,540,112)	2,560,675
Transfers for policy loans	(23,861)	(555)
Adjustments to net assets allocated to contracts in payment period	(8,406)	—
Contract charges	(40,168)	(549)
Contract terminations:
Surrender benefits	(6,920,859)	(45,392)
Death benefits	(366,776)	—

Increase (decrease) from contract transactions	(7,111,874)	3,000,399

Net assets at beginning of year	63,273,528	—

Net assets at end of year	$84,690,225	$3,051,407

Accumulation unit activity

Units outstanding at beginning of year	42,723,604	—
Contract purchase payments	1,575,473	484,538
Net transfers(1)	(1,757,978)	2,570,216
Transfers for policy loans	(13,884)	(577)
Contract charges	(21,980)	(549)
Contract terminations:
Surrender benefits	(3,755,895)	(44,520)
Death benefits	(197,061)	—

Units outstanding at end of year	38,552,279	3,009,108

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

 268  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	AB VPS	AB VPS	AB VPS	AB VPS	AC VP
	Global Thematic Gro,	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,
Year ended Dec. 31, 2012	Cl B	Cl B	Cl B	Cl B	Cl I

Operations

Investment income (loss) — net	$(86,217)	$505,567	$943,803	$(58,189)	$5,871
Net realized gain (loss) on sales of investments	(43,083)	(921,040)	(18,454,379)	127,425	(332,266)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,266,117	16,947,214	45,443,074	632,518	3,066,524

Net increase (decrease) in net assets resulting from operations	1,136,817	16,531,741	27,932,498	701,754	2,740,129

Contract transactions

Contract purchase payments	209,287	1,411,444	3,910,635	1,230,895	158,233
Net transfers(1)	(2,118,119)	(5,875,048)	(28,434,630)	582,705	(1,666,217)
Transfers for policy loans	770	(18,825)	84,777	340	(5,669)
Adjustments to net assets allocated to contracts in payment period	(1,334)	25,053	(52,515)	—	(2,941)
Contract charges	(9,793)	(86,731)	(307,122)	(2,646)	(6,896)
Contract terminations:
Surrender benefits	(817,141)	(11,876,246)	(21,428,725)	(280,210)	(2,307,350)
Death benefits	(8,688)	(1,151,128)	(1,993,667)	(19,629)	(146,612)

Increase (decrease) from contract transactions	(2,745,018)	(17,571,481)	(48,221,247)	1,511,455	(3,977,452)

Net assets at beginning of year	10,182,902	107,039,433	236,221,327	4,553,919	15,549,834

Net assets at end of year	$8,574,701	$105,999,693	$215,932,578	$6,767,128	$14,312,511

Accumulation unit activity

Units outstanding at beginning of year	10,598,044	96,883,271	203,415,085	4,342,462	14,468,886
Contract purchase payments	201,584	1,164,626	3,674,043	1,010,523	134,855
Net transfers(1)	(2,045,756)	(4,646,325)	(23,384,819)	506,243	(1,416,790)
Transfers for policy loans	706	(14,841)	66,963	291	(4,530)
Contract charges	(9,453)	(71,055)	(245,686)	(2,263)	(5,901)
Contract terminations:
Surrender benefits	(791,299)	(9,648,433)	(16,707,045)	(240,022)	(1,974,529)
Death benefits	(8,779)	(939,827)	(1,706,232)	(17,362)	(127,749)

Units outstanding at end of year	7,945,047	82,727,416	165,112,309	5,599,872	11,074,242

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  269

Statements of Changes in Net Assets

	AC VP	AC VP	AC VP	AC VP	AC VP
	Intl,	Mid Cap Val,	Ultra,	Val,	Val,
Year ended Dec. 31, 2012 (continued)	Cl II	Cl II	Cl II	Cl I	Cl II

Operations

Investment income (loss) — net	$(56,808)	$377,150	$(242,824)	$490,645	$1,672,770
Net realized gain (loss) on sales of investments	1,024,923	775,955	702,001	(620,701)	(2,642,546)
Distributions from capital gains	—	2,233,365	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,328,052	2,265,079	2,802,864	6,150,898	25,591,487

Net increase (decrease) in net assets resulting from operations	7,296,167	5,651,549	3,262,041	6,020,842	24,621,711

Contract transactions

Contract purchase payments	515,781	564,673	492,535	542,320	5,075,012
Net transfers(1)	(4,447,525)	(62,222)	(657,760)	(1,861,031)	(8,898,101)
Transfers for policy loans	13,659	2,351	10,015	25,453	49,303
Adjustments to net assets allocated to contracts in payment period	(8,520)	(8,434)	(503)	(5,382)	(26,485)
Contract charges	(30,304)	(43,790)	(25,886)	(18,601)	(143,640)
Contract terminations:
Surrender benefits	(4,597,296)	(3,386,652)	(2,295,969)	(7,027,458)	(18,059,699)
Death benefits	(436,148)	(372,286)	(179,766)	(493,481)	(1,846,467)

Increase (decrease) from contract transactions	(8,990,353)	(3,306,360)	(2,657,334)	(8,838,180)	(23,850,077)

Net assets at beginning of year	40,921,816	38,863,019	25,617,504	47,555,923	188,948,350

Net assets at end of year	$39,227,630	$41,208,208	$26,222,211	$44,738,585	$189,719,984

Accumulation unit activity

Units outstanding at beginning of year	33,915,051	35,063,145	24,049,782	27,809,976	140,722,536
Contract purchase payments	390,293	446,984	405,515	295,309	3,862,905
Net transfers(1)	(3,361,206)	(31,415)	(517,998)	(1,001,493)	(5,561,062)
Transfers for policy loans	10,250	2,213	8,554	13,967	30,488
Contract charges	(23,215)	(36,197)	(21,979)	(10,167)	(98,626)
Contract terminations:
Surrender benefits	(3,489,500)	(2,938,252)	(1,950,631)	(3,835,533)	(12,030,883)
Death benefits	(340,007)	(306,661)	(156,555)	(272,938)	(1,302,178)

Units outstanding at end of year	27,101,666	32,199,817	21,816,688	22,999,121	125,623,180

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 270  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	BlackRock	Calvert	CB Var	Col VP	Col VP
	Global Alloc,	VP SRI	Sm Cap Gro,	Bal,	Cash Mgmt,
Period ended Dec. 31, 2012 (continued)	Cl III(2)	Bal	Cl I	Cl 3	Cl 2

Operations

Investment income (loss) — net	$129,765	$83,892	$(51,572)	$(2,161,710)	$(89,311)
Net realized gain (loss) on sales of investments	12,902	243,259	336,931	3,458,238	1
Distributions from capital gains	36,840	—	438,289	—	—
Net change in unrealized appreciation or depreciation of investments	242,216	1,944,162	770,405	25,206,058	2

Net increase (decrease) in net assets resulting from operations	421,723	2,271,313	1,494,053	26,502,586	(89,308)

Contract transactions

Contract purchase payments	1,266,850	458,705	187,181	3,603,078	10,956,379
Net transfers(1)	10,053,489	(99,710)	1,897,933	(4,446,351)	(10,471,564)
Transfers for policy loans	(2,311)	4,073	518	66,186	(97,395)
Adjustments to net assets allocated to contracts in payment period	33,778	(8,210)	—	(419,953)	—
Contract charges	(2,801)	(22,577)	(8,682)	(172,554)	(998)
Contract terminations:
Surrender benefits	(392,697)	(2,306,698)	(457,868)	(20,519,670)	(1,329,970)
Death benefits	(10,149)	(102,964)	(80,137)	(3,955,729)	(61,266)

Increase (decrease) from contract transactions	10,946,159	(2,077,381)	1,538,945	(25,844,993)	(1,004,814)

Net assets at beginning of year	—	23,915,287	7,845,851	211,287,824	8,795,903

Net assets at end of year	$11,367,882	$24,109,219	$10,878,849	$211,945,417	$7,701,781

Accumulation unit activity

Units outstanding at beginning of year	—	21,308,769	7,456,616	156,898,748	8,933,511
Contract purchase payments	1,267,196	375,420	157,049	2,568,741	11,184,634
Net transfers(1)	10,148,466	(69,824)	1,581,997	(3,606,766)	(10,689,072)
Transfers for policy loans	(2,355)	3,457	493	30,256	(99,957)
Contract charges	(2,780)	(18,751)	(7,254)	(117,853)	(1,022)
Contract terminations:
Surrender benefits	(387,377)	(1,909,180)	(382,030)	(13,962,892)	(1,356,851)
Death benefits	(9,957)	(83,414)	(67,326)	(2,803,442)	(62,656)

Units outstanding at end of year	11,013,193	19,606,477	8,739,545	139,006,792	7,908,587

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  271

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Cash Mgmt,	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

Operations

Investment income (loss) — net	$(3,012,129)	$559,470	$29,860,466	$(59,405)	$(6,894,513)
Net realized gain (loss) on sales of investments	37,181	37,249	8,842,774	60,709	18,312,154
Distributions from capital gains	—	526,901	26,128,545	—	—
Net change in unrealized appreciation or depreciation of investments	(37,242)	48,489	(269,237)	560,592	82,437,103

Net increase (decrease) in net assets resulting from operations	(3,012,190)	1,172,109	64,562,548	561,896	93,854,744

Contract transactions

Contract purchase payments	17,149,735	14,315,302	11,112,224	2,803,692	10,924,407
Net transfers(1)	(22,855,834)	1,301,075	31,027,011	256,464	(81,608,611)
Transfers for policy loans	334,584	(3,944)	105,982	—	293,084
Adjustments to net assets allocated to contracts in payment period	(1,342,433)	—	(751,859)	—	(492,992)
Contract charges	(280,577)	(2,147)	(1,074,426)	(1,327)	(696,076)
Contract terminations:
Surrender benefits	(76,865,493)	(438,608)	(105,338,691)	(107,153)	(76,724,238)
Death benefits	(5,775,198)	(396,322)	(13,841,929)	(191,549)	(7,902,232)

Increase (decrease) from contract transactions	(89,635,216)	14,775,356	(78,761,688)	2,760,127	(156,206,658)

Net assets at beginning of year	387,974,236	13,068,770	1,017,798,746	3,917,744	770,563,042

Net assets at end of year	$295,326,830	$29,016,235	$1,003,599,606	$7,239,767	$708,211,128

Accumulation unit activity

Units outstanding at beginning of year	335,562,699	12,209,738	642,765,007	3,456,995	533,664,505
Contract purchase payments	15,490,669	12,908,082	7,236,358	2,275,042	7,441,680
Net transfers(1)	(21,513,103)	1,180,237	18,565,015	195,087	(52,210,359)
Transfers for policy loans	282,546	(3,512)	62,466	—	169,634
Contract charges	(243,207)	(1,922)	(668,324)	(1,067)	(466,893)
Contract terminations:
Surrender benefits	(66,591,588)	(394,705)	(62,925,269)	(86,226)	(47,286,502)
Death benefits	(5,220,553)	(358,101)	(8,704,919)	(154,225)	(5,065,635)

Units outstanding at end of year	257,767,463	25,539,817	596,330,334	5,685,606	436,246,430

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 272  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Emer Mkts,	Global Bond,	Global Bond,	Hi Yield Bond,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Operations

Investment income (loss) — net	$(49,173)	$(1,558,504)	$91,921	$5,895,703	$697,453
Net realized gain (loss) on sales of investments	(86,659)	7,316,070	6,946	4,803,366	7,555
Distributions from capital gains	150,009	6,155,220	35,901	1,788,655	—
Net change in unrealized appreciation or depreciation of investments	1,126,628	36,274,035	204,096	5,448,099	707,960

Net increase (decrease) in net assets resulting from operations	1,140,805	48,186,821	338,864	17,935,823	1,412,968

Contract transactions

Contract purchase payments	2,692,558	4,456,206	3,289,314	3,384,037	5,786,752
Net transfers(1)	365,529	(23,876,908)	740,765	(13,865,435)	2,344,204
Transfers for policy loans	119	124,271	34	77,135	68
Adjustments to net assets allocated to contracts in payment period	—	(36,170)	—	(68,790)	—
Contract charges	(1,808)	(318,386)	(746)	(354,442)	(1,504)
Contract terminations:
Surrender benefits	(85,905)	(26,760,396)	(201,022)	(34,243,547)	(250,459)
Death benefits	(49,473)	(1,858,118)	(57,890)	(4,610,831)	(157,318)

Increase (decrease) from contract transactions	2,921,020	(48,269,501)	3,770,455	(49,681,873)	7,721,743

Net assets at beginning of year	4,460,943	272,219,219	5,155,986	357,712,168	6,673,764

Net assets at end of year	$8,522,768	$272,136,539	$9,265,305	$325,966,118	$15,808,475

Accumulation unit activity

Units outstanding at beginning of year	4,693,363	148,253,781	4,795,697	208,801,446	5,927,480
Contract purchase payments	2,615,437	2,410,210	2,983,938	2,058,581	4,774,415
Net transfers(1)	361,984	(12,051,537)	661,959	(8,157,280)	1,930,867
Transfers for policy loans	109	68,362	30	40,368	53
Contract charges	(1,732)	(157,509)	(673)	(206,161)	(1,224)
Contract terminations:
Surrender benefits	(82,833)	(13,103,247)	(182,460)	(18,877,138)	(204,929)
Death benefits	(47,312)	(949,697)	(52,495)	(2,733,277)	(128,006)

Units outstanding at end of year	7,539,016	124,470,363	8,205,996	180,926,539	12,298,656

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  273

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield Bond,	Inc Opp,	Inc Opp,	Intl Opp,	Intl Opp,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

Operations

Investment income (loss) — net	$28,990,625	$301,244	$12,241,024	$8,118	$526,344
Net realized gain (loss) on sales of investments	3,854,383	22,853	1,340,601	(7,041)	1,074,559
Distributions from capital gains	—	116,488	4,407,781	—	—
Net change in unrealized appreciation or depreciation of investments	28,990,865	327,652	9,821,379	238,206	14,086,091

Net increase (decrease) in net assets resulting from operations	61,835,873	768,237	27,810,785	239,283	15,686,994

Contract transactions

Contract purchase payments	4,812,200	3,619,234	2,271,338	765,546	1,637,660
Net transfers(1)	6,124,901	686,278	16,218,310	94,412	(11,049,252)
Transfers for policy loans	59,237	—	1,566	170	138,299
Adjustments to net assets allocated to contracts in payment period	(356,282)	—	150,142	—	(99,959)
Contract charges	(273,723)	(1,100)	(278,123)	(330)	(87,062)
Contract terminations:
Surrender benefits	(47,993,025)	(175,102)	(21,470,037)	(37,503)	(11,700,525)
Death benefits	(5,735,322)	(64,452)	(2,389,397)	(404)	(1,151,259)

Increase (decrease) from contract transactions	(43,362,014)	4,064,858	(5,496,201)	821,891	(22,312,098)

Net assets at beginning of year	439,609,364	4,389,024	200,838,752	1,128,846	106,020,712

Net assets at end of year	$458,083,223	$9,222,119	$223,153,336	$2,190,020	$99,395,608

Accumulation unit activity

Units outstanding at beginning of year	242,258,810	3,907,099	131,374,587	1,092,752	101,841,682
Contract purchase payments	2,614,512	2,994,628	1,412,252	686,753	1,451,800
Net transfers(1)	3,819,171	544,553	10,169,443	80,964	(10,309,280)
Transfers for policy loans	30,760	—	1,106	146	121,178
Contract charges	(141,857)	(917)	(171,363)	(294)	(78,133)
Contract terminations:
Surrender benefits	(24,290,786)	(144,264)	(13,026,683)	(33,615)	(10,288,334)
Death benefits	(2,974,205)	(50,647)	(1,470,328)	(372)	(1,020,449)

Units outstanding at end of year	221,316,405	7,250,452	128,289,014	1,826,334	81,718,464

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 274  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP Limited
	Lg Cap Gro,	Lg Cap Gro,	Lg Core Quan,	Lg Core Quan,	Duration Cr,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Operations

Investment income (loss) — net	$(21,076)	$(1,085,615)	$(7,627)	$(3,846,439)	$66,025
Net realized gain (loss) on sales of investments	34,788	394,666	5,891	138,455	26,796
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	259,458	22,786,646	52,068	51,416,258	115,126

Net increase (decrease) in net assets resulting from operations	273,170	22,095,697	50,332	47,708,274	207,947

Contract transactions

Contract purchase payments	1,299,764	1,922,876	581,430	5,707,761	2,823,036
Net transfers(1)	(13,485)	(8,495,453)	222,386	(18,098,100)	(487,042)
Transfers for policy loans	305	109,219	—	471,026	34
Adjustments to net assets allocated to contracts in payment period	—	(65,696)	—	(608,613)	—
Contract charges	(213)	(139,218)	(71)	(790,551)	(562)
Contract terminations:
Surrender benefits	(31,712)	(12,285,433)	(10,565)	(40,980,079)	(334,473)
Death benefits	—	(894,003)	(363)	(3,813,734)	(48,742)

Increase (decrease) from contract transactions	1,254,659	(19,847,708)	792,817	(58,112,290)	1,952,251

Net assets at beginning of year	1,318,276	120,479,105	248,120	384,118,754	4,044,071

Net assets at end of year	$2,846,105	$122,727,094	$1,091,269	$373,714,738	$6,204,269

Accumulation unit activity

Units outstanding at beginning of year	1,141,773	183,233,997	197,712	398,158,310	3,966,759
Contract purchase payments	984,233	2,489,558	423,330	5,203,540	2,679,284
Net transfers(1)	(12,228)	(11,718,028)	165,084	(18,691,867)	(462,011)
Transfers for policy loans	226	153,567	—	387,204	32
Contract charges	(162)	(183,968)	(52)	(777,478)	(534)
Contract terminations:
Surrender benefits	(24,041)	(16,402,679)	(7,616)	(38,022,181)	(318,385)
Death benefits	—	(1,208,412)	(249)	(3,704,740)	(45,822)

Units outstanding at end of year	2,089,801	156,364,035	778,209	342,552,788	5,819,323

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  275

Statements of Changes in Net Assets

	Col VP Man	Col VP Marsico	Col VP Marsico	Col VP Mid	Col VP Mid
	Vol Mod Gro,	Gro,	Intl Opp,	Cap Gro Opp,	Cap Gro Opp,
Period ended Dec. 31, 2012 (continued)	Cl 2(2)	Cl 1	Cl 2	Cl 2	Cl 3

Operations

Investment income (loss) — net	$(6,276,724)	$(400,604)	$1,253	$(8,313)	$(936,705)
Net realized gain (loss) on sales of investments	72,800	9,740,971	(4,634,412)	(6,074)	3,849,173
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	44,461,745	11,330,902	11,952,584	65,594	6,875,079

Net increase (decrease) in net assets resulting from operations	38,257,821	20,671,269	7,319,425	51,207	9,787,547

Contract transactions

Contract purchase payments	1,848,132,502	2,764,904	1,623,534	238,647	1,446,990
Net transfers(1)	101,187,765	(22,819,241)	(8,923,266)	51,238	(10,864,819)
Transfers for policy loans	—	11,015	14,740	—	100,695
Adjustments to net assets allocated to contracts in payment period	—	(29,992)	(20,012)	—	(82,281)
Contract charges	(5,703)	(231,651)	(35,874)	(325)	(93,666)
Contract terminations:
Surrender benefits	(879,556)	(17,330,025)	(3,551,326)	(16,542)	(10,843,635)
Death benefits	(813,030)	(1,360,436)	(216,114)	—	(853,528)

Increase (decrease) from contract transactions	1,947,621,978	(38,995,426)	(11,108,318)	273,018	(21,190,244)

Net assets at beginning of year	—	185,686,417	49,130,956	548,255	98,157,686

Net assets at end of year	$1,985,879,799	$167,362,260	$45,342,063	$872,480	$86,754,989

Accumulation unit activity

Units outstanding at beginning of year	—	174,066,949	56,806,756	515,090	83,644,662
Contract purchase payments	1,847,149,185	2,327,129	1,692,596	202,689	1,160,174
Net transfers(1)	100,633,616	(19,381,209)	(9,579,251)	43,774	(8,324,426)
Transfers for policy loans	—	8,204	15,982	—	85,648
Contract charges	(5,643)	(194,758)	(38,311)	(278)	(74,195)
Contract terminations:
Surrender benefits	(872,616)	(14,862,163)	(3,863,988)	(14,303)	(8,513,321)
Death benefits	(800,625)	(1,165,028)	(229,445)	—	(676,992)

Units outstanding at end of year	1,946,103,917	140,799,124	44,804,339	746,972	67,301,550

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 276  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Col VP Mid	Col VP Mid	Col VP	Col VP Select	Col VP Select
	Cap Val Opp,	Cap Val Opp,	S&P 500,	Lg Cap Val,	Lg Cap Val,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 3	Cl 2	Cl 3

Operations

Investment income (loss) — net	$(14,455)	$(752,043)	$(1,191,161)	$(14,089)	$(227,956)
Net realized gain (loss) on sales of investments	6,067	(653,920)	5,280,870	19,421	881,928
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	206,412	14,998,190	14,181,827	186,799	3,437,791

Net increase (decrease) in net assets resulting from operations	198,024	13,592,227	18,271,536	192,131	4,091,763

Contract transactions

Contract purchase payments	556,559	1,387,623	4,331,597	643,044	291,546
Net transfers(1)	66,023	(13,926,212)	(2,539,572)	61,874	(986,335)
Transfers for policy loans	—	22,504	47,229	—	12,970
Adjustments to net assets allocated to contracts in payment period	—	(5,730)	(61,149)	—	(1,947)
Contract charges	(437)	(71,627)	(103,777)	(203)	(17,702)
Contract terminations:
Surrender benefits	(20,652)	(7,216,813)	(14,460,953)	(16,377)	(2,552,431)
Death benefits	(3,310)	(691,050)	(1,173,566)	—	(228,850)

Increase (decrease) from contract transactions	598,183	(20,501,305)	(13,960,191)	688,338	(3,482,749)

Net assets at beginning of year	991,371	85,947,883	129,621,631	734,689	24,665,890

Net assets at end of year	$1,787,578	$79,038,805	$133,932,976	$1,615,158	$25,274,904

Accumulation unit activity

Units outstanding at beginning of year	867,885	74,819,732	134,954,041	628,885	21,869,264
Contract purchase payments	446,808	1,155,982	3,924,497	521,591	241,712
Net transfers(1)	51,817	(11,045,902)	(2,559,326)	55,439	(689,091)
Transfers for policy loans	—	16,627	45,232	—	10,116
Contract charges	(347)	(57,294)	(98,440)	(161)	(14,390)
Contract terminations:
Surrender benefits	(16,358)	(5,545,340)	(13,785,227)	(12,826)	(2,023,291)
Death benefits	(2,660)	(555,693)	(1,105,384)	—	(184,102)

Units outstanding at end of year	1,347,145	58,788,112	121,375,393	1,192,928	19,210,218

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  277

Statements of Changes in Net Assets

	Col VP Select	Col VP Select	Col VP	Col VP	Col VP
	Sm Cap Val,	Sm Cap Val,	Strategic Inc,	US Govt Mtge,	US Govt Mtge,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 2	Cl 3

Operations

Investment income (loss) — net	$(12,893)	$(438,135)	$327,292	$(23,566)	$53,293
Net realized gain (loss) on sales of investments	2,446	160,241	72,295	12,025	986,544
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	135,100	8,202,024	568,142	22,595	665,950

Net increase (decrease) in net assets resulting from operations	124,653	7,924,130	967,729	11,054	1,705,787

Contract transactions

Contract purchase payments	695,140	781,140	6,826,454	4,437,701	4,239,067
Net transfers(1)	31,505	(5,501,215)	1,226,645	(1,841,300)	(2,986,339)
Transfers for policy loans	—	3,791	—	—	26,285
Adjustments to net assets allocated to contracts in payment period	—	(16,779)	—	—	(97,389)
Contract charges	(183)	(42,177)	(1,401)	(819)	(157,816)
Contract terminations:
Surrender benefits	(25,673)	(5,107,094)	(200,019)	(291,118)	(30,511,793)
Death benefits	(6,985)	(366,711)	(319,896)	(11,514)	(3,448,635)

Increase (decrease) from contract transactions	693,804	(10,249,045)	7,531,783	2,292,950	(32,936,620)

Net assets at beginning of year	591,016	50,870,690	6,169,491	4,412,021	261,926,797

Net assets at end of year	$1,409,473	$48,545,775	$14,669,003	$6,716,025	$230,695,964

Accumulation unit activity

Units outstanding at beginning of year	514,438	33,500,716	6,521,474	4,406,268	204,129,898
Contract purchase payments	540,013	506,180	6,784,010	4,417,972	3,545,613
Net transfers(1)	28,430	(3,266,824)	1,210,426	(1,833,598)	(1,975,013)
Transfers for policy loans	—	2,001	—	—	16,614
Contract charges	(143)	(25,398)	(1,400)	(815)	(122,539)
Contract terminations:
Surrender benefits	(20,627)	(2,942,015)	(198,336)	(290,995)	(23,370,456)
Death benefits	(5,540)	(221,669)	(313,787)	(11,464)	(2,687,181)

Units outstanding at end of year	1,056,571	27,552,991	14,002,387	6,687,368	179,536,936

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 278  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	CS	Drey VIF	DWS Alt Asset	EV VT	Fid VIP
	Commodity	Intl Eq,	Alloc VIP,	Floating-Rate	Contrafund,
Period ended Dec. 31, 2012 (continued)	Return	Serv	Cl B(2)	Inc	Serv Cl 2

Operations

Investment income (loss) — net	$(736,864)	$(52,548)	$(22,567)	$8,011,645	$775,493
Net realized gain (loss) on sales of investments	(6,042,511)	(195,660)	4,521	744,498	(2,697,046)
Distributions from capital gains	—	—	—	2,828,139	—
Net change in unrealized appreciation or depreciation of investments	4,469,156	1,400,786	200,365	3,511,096	64,573,543

Net increase (decrease) in net assets resulting from operations	(2,310,219)	1,152,578	182,319	15,095,378	62,651,990

Contract transactions

Contract purchase payments	1,436,443	205,533	692,317	2,904,905	11,951,795
Net transfers(1)	(6,443,194)	(616,000)	7,441,598	6,232,092	(31,693,622)
Transfers for policy loans	9,096	(3,672)	533	11,246	53,819
Adjustments to net assets allocated to contracts in payment period	(19,209)	—	9,124	(38,521)	(42,849)
Contract charges	(52,203)	(3,995)	(1,389)	(217,434)	(312,183)
Contract terminations:
Surrender benefits	(7,831,968)	(365,554)	(176,429)	(25,903,213)	(41,172,635)
Death benefits	(569,711)	(100,668)	—	(3,206,413)	(3,703,225)

Increase (decrease) from contract transactions	(13,470,746)	(884,356)	7,965,754	(20,217,338)	(64,918,900)

Net assets at beginning of year	88,474,347	5,853,457	—	252,208,109	431,773,288

Net assets at end of year	$72,693,382	$6,121,679	$8,148,073	$247,086,149	$429,506,378

Accumulation unit activity

Units outstanding at beginning of year	99,282,625	6,639,959	—	214,406,518	414,277,574
Contract purchase payments	1,610,290	210,120	713,641	2,393,372	10,234,461
Net transfers(1)	(7,309,638)	(646,964)	7,602,746	4,752,304	(27,560,465)
Transfers for policy loans	10,391	(3,739)	541	9,281	45,772
Contract charges	(58,970)	(4,086)	(1,410)	(178,582)	(270,367)
Contract terminations:
Surrender benefits	(8,842,786)	(381,598)	(177,911)	(21,217,705)	(36,005,291)
Death benefits	(644,405)	(103,361)	—	(2,642,079)	(3,233,772)

Units outstanding at end of year	84,047,507	5,710,331	8,137,607	197,523,109	357,487,912

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  279

Statements of Changes in Net Assets

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

Operations

Investment income (loss) — net	$660,915	$1,510,336	$(441,163)	$(2,697,556)	$175,873
Net realized gain (loss) on sales of investments	(42,409)	2,132,024	8,795,112	15,683,312	(1,102,228)
Distributions from capital gains	25,430	64,736	8,631,268	39,326,965	63,028
Net change in unrealized appreciation or depreciation of investments	8,420,458	18,360,903	(1,051,949)	15,133,447	4,507,883

Net increase (decrease) in net assets resulting from operations	9,064,394	22,067,999	15,933,268	67,446,168	3,644,556

Contract transactions

Contract purchase payments	545,532	1,663,297	1,305,110	10,735,423	263,528
Net transfers(1)	(3,115,379)	(8,473,295)	(14,205,918)	(62,668,075)	(2,465,586)
Transfers for policy loans	62,848	26,560	52,332	70,671	4,344
Adjustments to net assets allocated to contracts in payment period	(4,339)	(49,889)	(104,619)	(306,374)	(14,408)
Contract charges	(28,249)	(115,812)	(55,627)	(514,900)	(9,171)
Contract terminations:
Surrender benefits	(7,956,003)	(13,909,008)	(16,971,965)	(45,462,644)	(2,831,980)
Death benefits	(500,016)	(1,395,201)	(1,114,692)	(4,369,463)	(121,829)

Increase (decrease) from contract transactions	(10,995,606)	(22,253,348)	(31,095,379)	(102,515,362)	(5,175,102)

Net assets at beginning of year	55,469,217	134,697,014	124,443,417	527,033,032	20,771,845

Net assets at end of year	$53,538,005	$134,511,665	$109,281,306	$491,963,838	$19,241,299

Accumulation unit activity

Units outstanding at beginning of year	52,168,699	115,743,747	36,566,346	279,200,512	20,617,994
Contract purchase payments	461,024	1,279,277	352,745	6,256,823	238,623
Net transfers(1)	(2,632,346)	(6,565,649)	(3,852,427)	(30,508,056)	(2,227,876)
Transfers for policy loans	53,602	20,566	13,984	28,564	4,367
Contract charges	(23,976)	(89,950)	(15,077)	(250,769)	(8,324)
Contract terminations:
Surrender benefits	(6,741,220)	(10,767,185)	(4,582,019)	(20,844,815)	(2,565,882)
Death benefits	(430,079)	(1,085,143)	(304,393)	(2,127,857)	(113,780)

Units outstanding at end of year	42,855,704	98,535,663	28,179,159	231,754,402	15,945,122

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 280  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Fid VIP	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank	GS VIT
	Overseas,	Global Real Est,	Sm Cap Val,	Mutual Shares,	Mid Cap Val,
Year ended Dec. 31, 2012 (continued)	Serv Cl 2	Cl 2	Cl 2	Cl 2	Inst

Operations

Investment income (loss) — net	$594,146	$(1,325,122)	$(143,047)	$1,578,426	$573,562
Net realized gain (loss) on sales of investments	(2,684,722)	(11,732,143)	6,023,182	(595,394)	1,533,211
Distributions from capital gains	263,101	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	16,559,902	48,187,345	17,830,486	16,728,967	37,616,461

Net increase (decrease) in net assets resulting from operations	14,732,427	35,130,080	23,710,621	17,711,999	39,723,234

Contract transactions

Contract purchase payments	1,440,279	2,482,576	3,086,159	3,461,341	2,469,716
Net transfers(1)	(11,656,019)	(6,598,706)	(18,913,991)	(15,026,237)	(27,882,780)
Transfers for policy loans	31,854	53,873	43,134	3,298	(15,236)
Adjustments to net assets allocated to contracts in payment period	(24,067)	(38,293)	97,015	(47,574)	(82,051)
Contract charges	(63,626)	(123,956)	(99,598)	(97,487)	(270,333)
Contract terminations:
Surrender benefits	(7,633,356)	(13,606,794)	(13,780,056)	(11,804,635)	(26,796,045)
Death benefits	(738,355)	(1,204,299)	(1,307,579)	(1,558,691)	(2,032,043)

Increase (decrease) from contract transactions	(18,643,290)	(19,035,599)	(30,874,916)	(25,069,985)	(54,608,772)

Net assets at beginning of year	84,069,312	141,421,973	153,562,279	143,695,608	248,013,796

Net assets at end of year	$80,158,449	$157,516,454	$146,397,984	$136,337,622	$233,128,258

Accumulation unit activity

Units outstanding at beginning of year	73,792,598	92,120,697	78,143,554	119,594,460	99,503,413
Contract purchase payments	1,216,245	1,630,830	1,970,523	2,889,911	938,486
Net transfers(1)	(9,438,088)	(3,216,724)	(9,230,365)	(11,423,990)	(10,227,611)
Transfers for policy loans	25,098	25,723	15,160	(2,489)	(1,929)
Contract charges	(50,636)	(70,096)	(47,697)	(75,581)	(99,500)
Contract terminations:
Surrender benefits	(5,902,009)	(7,170,188)	(6,087,973)	(8,859,039)	(9,778,478)
Death benefits	(594,683)	(656,687)	(613,775)	(1,255,060)	(757,260)

Units outstanding at end of year	59,048,525	82,663,555	64,149,427	100,868,212	79,577,121

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  281

Statements of Changes in Net Assets

	GS VIT Sm Cap	GS VIT	Invesco	Invesco	Invesco
	Eq Insights,	U.S. Eq Insights,	VI Am Fran,	VI Am Fran,	VI Comstock,
Period ended Dec. 31, 2012 (continued)	Inst	Inst	Ser I(2)	Ser II(2)	Ser II

Operations

Investment income (loss) — net	$19,020	$1,225,570	$(79,332)	$(460,502)	$1,265,942
Net realized gain (loss) on sales of investments	198,199	(110,746)	(95,946)	(439,174)	711,406
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	661,672	17,015,835	(332,999)	(1,980,428)	33,669,078

Net increase (decrease) in net assets resulting from operations	878,891	18,130,659	(508,277)	(2,880,104)	35,646,426

Contract transactions

Contract purchase payments	89,945	1,510,286	240,992	373,634	2,340,848
Net transfers(1)	(761,887)	(10,726,919)	15,075,400	85,865,514	(24,099,877)
Transfers for policy loans	3,361	37,566	7,093	7,880	35,411
Adjustments to net assets allocated to contracts in payment period	(3,402)	33,008	47,849	9,288	(38,104)
Contract charges	(4,277)	(328,213)	(6,502)	(259,988)	(550,725)
Contract terminations:
Surrender benefits	(978,197)	(13,246,488)	(1,206,268)	(4,272,394)	(16,862,456)
Death benefits	(50,398)	(1,162,757)	(72,653)	(432,929)	(1,767,720)

Increase (decrease) from contract transactions	(1,704,855)	(23,883,517)	14,085,911	81,291,005	(40,942,623)

Net assets at beginning of year	7,833,506	140,631,286	—	—	213,630,048

Net assets at end of year	$7,007,542	$134,878,428	$13,577,634	$78,410,901	$208,333,851

Accumulation unit activity

Units outstanding at beginning of year	4,519,644	141,994,411	—	—	184,224,749
Contract purchase payments	47,817	1,386,801	254,381	395,304	1,881,064
Net transfers(1)	(406,793)	(9,809,030)	15,046,959	85,857,287	(18,686,298)
Transfers for policy loans	2,017	34,607	7,863	8,391	26,069
Contract charges	(2,283)	(300,752)	(6,871)	(274,949)	(425,178)
Contract terminations:
Surrender benefits	(521,307)	(12,213,822)	(1,268,189)	(4,505,296)	(13,024,031)
Death benefits	(28,168)	(1,082,824)	(77,360)	(452,991)	(1,376,448)

Units outstanding at end of year	3,610,927	120,009,391	13,956,783	81,027,746	152,619,927

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 282  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Invesco	Invesco	Invesco	Invesco	Invesco
	VI Core Eq,	VI Div Divd,	VI Div Divd,	VI Global Hlth,	VI Intl Gro,
Year ended Dec. 31, 2012 (continued)	Ser I	Ser I	Ser II	Ser II	Ser II

Operations

Investment income (loss) — net	$(304,868)	$189,132	$82,724	$(235,435)	$359,995
Net realized gain (loss) on sales of investments	4,509,773	98,553	69,796	591,759	1,265,822
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	7,376,146	2,083,144	1,124,385	4,164,068	11,195,754

Net increase (decrease) in net assets resulting from operations	11,581,051	2,370,829	1,276,905	4,520,392	12,821,571

Contract transactions

Contract purchase payments	1,417,131	256,033	201,196	381,119	1,398,897
Net transfers(1)	(4,024,457)	2,512,995	1,800,237	1,051,431	(6,475,074)
Transfers for policy loans	173,803	(1,036)	(1,507)	(20,562)	35,229
Adjustments to net assets allocated to contracts in payment period	(150,332)	4,474	(18)	33,460	(10,383)
Contract charges	(99,641)	(11,717)	(6,189)	(21,023)	(112,423)
Contract terminations:
Surrender benefits	(11,921,327)	(1,784,839)	(393,172)	(1,908,928)	(8,570,067)
Death benefits	(1,334,950)	(75,593)	(1,362)	(99,306)	(759,874)

Increase (decrease) from contract transactions	(15,939,773)	900,317	1,599,185	(583,809)	(14,493,695)

Net assets at beginning of year	97,973,056	12,873,244	6,773,419	23,253,129	96,505,294

Net assets at end of year	$93,614,334	$16,144,390	$9,649,509	$27,189,712	$94,833,170

Accumulation unit activity

Units outstanding at beginning of year	49,041,254	14,025,198	7,397,995	21,100,384	78,212,612
Contract purchase payments	666,945	256,886	200,349	305,158	1,079,170
Net transfers(1)	(1,895,995)	2,511,860	1,797,626	883,669	(4,911,757)
Transfers for policy loans	81,556	(1,155)	(1,379)	(16,593)	25,646
Contract charges	(46,823)	(11,599)	(6,167)	(16,993)	(86,633)
Contract terminations:
Surrender benefits	(5,578,832)	(1,769,630)	(392,712)	(1,551,235)	(6,356,201)
Death benefits	(639,728)	(76,819)	(1,270)	(80,523)	(575,222)

Units outstanding at end of year	41,628,377	14,934,741	8,994,442	20,623,867	67,387,615

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  283

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco	Janus Aspen	Janus Aspen
	Mid Cap Gro,	Mid Cap Gro,	VI Tech,	Enterprise,	Gbl Alloc Mod,
Period ended Dec. 31, 2012 (continued)	Ser I(2)	Ser II(2)	Ser I	Serv	Serv(3)

Operations

Investment income (loss) — net	$(90,403)	$(127,190)	$(235,747)	$(115,432)	$5,162
Net realized gain (loss) on sales of investments	(130,466)	(205,210)	1,788,956	379,428	1,755
Distributions from capital gains	4,955	6,648	—	—	3,395
Net change in unrealized appreciation or depreciation of investments	(264,938)	(344,927)	1,305,337	1,841,022	8,529

Net increase (decrease) in net assets resulting from operations	(480,852)	(670,679)	2,858,546	2,105,018	18,841

Contract transactions

Contract purchase payments	140,845	264,058	405,359	198,608	34,268
Net transfers(1)	16,835,309	22,651,067	(1,597,035)	(984,655)	419,111
Transfers for policy loans	10,404	(9,321)	(6,397)	23,075	—
Adjustments to net assets allocated to contracts in payment period	65,961	11,224	(112)	—	—
Contract charges	(7,388)	(10,017)	(59,144)	(11,016)	(11)
Contract terminations:
Surrender benefits	(1,300,252)	(1,663,513)	(2,881,378)	(1,754,867)	(14,923)
Death benefits	(150,329)	(120,909)	(162,314)	(67,085)	—

Increase (decrease) from contract transactions	15,594,550	21,122,589	(4,301,021)	(2,595,940)	438,445

Net assets at beginning of year	—	—	27,144,888	14,127,072	—

Net assets at end of year	$15,113,698	$20,451,910	$25,702,413	$13,636,150	$457,286

Accumulation unit activity

Units outstanding at beginning of year	—	—	32,295,781	20,139,443	—
Contract purchase payments	149,674	279,107	426,449	256,523	32,336
Net transfers(1)	16,782,020	22,550,571	(1,643,965)	(1,285,919)	420,979
Transfers for policy loans	11,075	(9,398)	(6,691)	30,331	—
Contract charges	(7,810)	(10,593)	(63,399)	(14,330)	(11)
Contract terminations:
Surrender benefits	(1,375,718)	(1,757,069)	(3,084,110)	(2,287,271)	(14,183)
Death benefits	(158,496)	(128,105)	(181,705)	(88,375)	—

Units outstanding at end of year	15,400,745	20,924,513	27,742,360	16,750,402	439,121

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

(3)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 284  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Janus Aspen	Janus Aspen	Janus Aspen	MFS	MFS
	Global Tech,	Janus,	Overseas,	Inv Gro Stock,	New Dis,
Year ended Dec. 31, 2012 (continued)	Serv	Serv	Serv	Serv Cl	Serv Cl

Operations

Investment income (loss) — net	$(150,266)	$(279,033)	$(203,496)	$(484,021)	$(482,326)
Net realized gain (loss) on sales of investments	581,137	2,127,787	925,849	2,396,301	720,246
Distributions from capital gains	—	1,007,953	8,437,952	3,603,337	5,254,319
Net change in unrealized appreciation or depreciation of investments	2,576,648	6,727,572	(108,913)	5,147,807	4,808,626

Net increase (decrease) in net assets resulting from operations	3,007,519	9,584,279	9,051,392	10,663,424	10,300,865

Contract transactions

Contract purchase payments	219,804	1,056,994	918,009	1,070,457	636,743
Net transfers(1)	(1,570,460)	(6,730,728)	(15,357,895)	(1,476,143)	(7,057,856)
Transfers for policy loans	14,243	18,965	16,487	(2,450)	(13,252)
Adjustments to net assets allocated to contracts in payment period	(4,624)	(1,758)	(46,198)	(13,922)	(5,156)
Contract charges	(11,772)	(133,190)	(44,782)	(53,750)	(42,764)
Contract terminations:
Surrender benefits	(1,968,120)	(4,870,731)	(11,579,038)	(7,806,065)	(6,254,871)
Death benefits	(137,034)	(614,080)	(525,341)	(561,856)	(329,378)

Increase (decrease) from contract transactions	(3,457,963)	(11,274,528)	(26,618,758)	(8,843,729)	(13,066,534)

Net assets at beginning of year	17,444,986	58,201,899	85,783,467	70,257,234	55,683,183

Net assets at end of year	$16,994,542	$56,511,650	$68,216,101	$72,076,929	$52,917,514

Accumulation unit activity

Units outstanding at beginning of year	34,118,371	64,495,877	70,950,056	89,085,787	47,311,942
Contract purchase payments	381,650	1,037,784	706,999	1,121,597	465,097
Net transfers(1)	(2,731,934)	(6,609,220)	(11,928,494)	(2,161,548)	(5,367,980)
Transfers for policy loans	25,159	18,557	12,521	170	(10,712)
Contract charges	(20,335)	(131,314)	(34,794)	(60,794)	(32,081)
Contract terminations:
Surrender benefits	(3,389,431)	(4,784,799)	(8,960,428)	(9,159,908)	(4,678,399)
Death benefits	(247,223)	(605,059)	(424,119)	(611,055)	(236,364)

Units outstanding at end of year	28,136,257	53,421,826	50,321,741	78,214,249	37,451,503

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  285

Statements of Changes in Net Assets

	MFS	MS UIF Global	MS UIF	NB AMT	NB AMT
	Utilities,	Real Est,	Mid Cap Gro,	Intl Eq,	Soc Responsive,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Cl II	Cl II	Cl S	Cl S

Operations

Investment income (loss) — net	$13,289,554	$(228,972)	$(514,156)	$(18,191)	$(32,319)
Net realized gain (loss) on sales of investments	3,765,785	11,287	(475,352)	(621,890)	53,314
Distributions from capital gains	—	—	6,826,382	—	—
Net change in unrealized appreciation or depreciation of investments	10,835,655	15,853,782	(1,829,908)	3,579,774	302,343

Net increase (decrease) in net assets resulting from operations	27,890,994	15,636,097	4,006,966	2,939,693	323,338

Contract transactions

Contract purchase payments	6,472,624	949,289	1,843,128	276,572	332,526
Net transfers(1)	(11,911,170)	(2,607,613)	(14,949,180)	(1,919,664)	(234,278)
Transfers for policy loans	6,402	(3,128)	8,029	1,134	3,553
Adjustments to net assets allocated to contracts in payment period	22,892	(126,271)	(33,349)	11,301	—
Contract charges	(169,597)	(57,578)	(39,638)	(36,794)	(3,290)
Contract terminations:
Surrender benefits	(21,129,459)	(6,014,433)	(4,757,391)	(1,460,923)	(271,242)
Death benefits	(2,974,721)	(543,639)	(321,293)	(132,671)	(49,413)

Increase (decrease) from contract transactions	(29,683,029)	(8,403,373)	(18,249,694)	(3,261,045)	(222,144)

Net assets at beginning of year	241,228,781	57,824,305	58,188,777	18,305,505	3,451,064

Net assets at end of year	$239,436,746	$65,057,029	$43,946,049	$17,984,153	$3,552,258

Accumulation unit activity

Units outstanding at beginning of year	121,679,827	61,295,983	47,463,286	22,062,692	3,129,121
Contract purchase payments	3,499,001	867,508	1,376,088	298,106	281,647
Net transfers(1)	(5,118,185)	(2,446,876)	(11,617,434)	(2,130,101)	(199,869)
Transfers for policy loans	(3,424)	(2,703)	5,778	1,658	3,068
Contract charges	(82,153)	(52,766)	(30,181)	(40,571)	(2,824)
Contract terminations:
Surrender benefits	(9,700,050)	(5,531,347)	(3,674,036)	(1,641,967)	(233,200)
Death benefits	(1,421,976)	(505,285)	(249,247)	(149,151)	(42,582)

Units outstanding at end of year	108,853,040	53,624,514	33,274,254	18,400,666	2,935,361

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 286  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Oppen	Oppen	Oppen Global	Oppen Main St	PIMCO
	Eq Inc VA,	Global VA,	Strategic Inc VA,	Sm Cap VA,	VIT All Asset,
Year ended Dec. 31, 2012 (continued)	Serv	Serv	Srv	Serv	Advisor Cl

Operations

Investment income (loss) — net	$3,587	$921,953	$39,219,998	$(366,133)	$10,956,645
Net realized gain (loss) on sales of investments	9,118	(128,789)	8,485,938	1,581,146	148,117
Distributions from capital gains	—	—	9,009,884	—	—
Net change in unrealized appreciation or depreciation of investments	459,433	15,632,054	38,652,915	8,448,040	23,405,916

Net increase (decrease) in net assets resulting from operations	472,138	16,425,218	95,368,735	9,663,053	34,510,678

Contract transactions

Contract purchase payments	115,806	3,047,045	9,024,356	1,757,261	8,400,304
Net transfers(1)	(460,772)	(9,383,623)	(25,538,145)	(4,919,337)	34,241,288
Transfers for policy loans	3,873	(6,395)	13,346	9,769	99,701
Adjustments to net assets allocated to contracts in payment period	—	(35,143)	(68,858)	5,235	162,367
Contract charges	(2,869)	(60,629)	(767,303)	(45,395)	(248,765)
Contract terminations:
Surrender benefits	(188,691)	(6,423,035)	(80,474,890)	(4,901,464)	(22,288,637)
Death benefits	(20,315)	(898,412)	(11,290,074)	(440,999)	(2,305,456)

Increase (decrease) from contract transactions	(552,968)	(13,760,192)	(109,101,568)	(8,534,930)	18,060,802

Net assets at beginning of year	4,171,834	89,944,701	836,908,170	61,074,608	245,928,557

Net assets at end of year	$4,091,004	$92,609,727	$823,175,337	$62,202,731	$298,500,037

Accumulation unit activity

Units outstanding at beginning of year	4,580,511	70,702,104	601,875,970	48,318,473	192,032,118
Contract purchase payments	118,826	2,402,612	6,196,982	1,349,688	6,336,874
Net transfers(1)	(470,867)	(6,680,834)	(17,719,602)	(3,486,953)	24,780,017
Transfers for policy loans	3,927	(5,175)	8,839	6,719	73,554
Contract charges	(2,929)	(44,044)	(519,622)	(32,618)	(181,414)
Contract terminations:
Surrender benefits	(194,656)	(4,521,784)	(53,948,419)	(3,415,544)	(16,300,906)
Death benefits	(20,738)	(666,244)	(7,717,219)	(307,559)	(1,697,328)

Units outstanding at end of year	4,014,074	61,186,635	528,176,929	42,432,206	205,042,915

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  287

Statements of Changes in Net Assets

	PIMCO VIT	Put VT Global	Put VT	Put VT Multi-	Put VT Multi-
	Glb MA Man Alloc,	Hlth Care,	Intl Eq,	Cap Gro,	Cap Gro,
Period ended Dec. 31, 2012 (continued)	Adv Cl(2)	Cl IB	Cl IB	Cl IA	Cl IB

Operations

Investment income (loss) — net	$34,284	$85,863	$310,972	$(427,914)	$(155,773)
Net realized gain (loss) on sales of investments	2,055	199,284	(1,575,355)	(333,377)	911,780
Distributions from capital gains	12,843	1,578,711	—	—	—
Net change in unrealized appreciation or depreciation of investments	56,824	1,693,697	5,385,064	9,097,790	3,133,386

Net increase (decrease) in net assets resulting from operations	106,006	3,557,555	4,120,681	8,336,499	3,889,393

Contract transactions

Contract purchase payments	376,685	316,743	275,236	979,954	491,082
Net transfers(1)	2,938,955	(1,646,528)	(2,713,233)	(1,952,931)	(2,005,761)
Transfers for policy loans	488	2,923	(16,006)	125,173	12,780
Adjustments to net assets allocated to contracts in payment period	—	(2,934)	(2,701)	(67,283)	(4,252)
Contract charges	(366)	(17,368)	(16,537)	(71,237)	(25,020)
Contract terminations:
Surrender benefits	(62,610)	(1,615,302)	(2,630,743)	(7,168,008)	(3,226,559)
Death benefits	(4,540)	(170,836)	(103,528)	(606,967)	(160,708)

Increase (decrease) from contract transactions	3,248,612	(3,133,302)	(5,207,512)	(8,761,299)	(4,918,438)

Net assets at beginning of year	—	18,079,489	22,088,397	55,414,712	25,683,972

Net assets at end of year	$3,354,618	$18,503,742	$21,001,566	$54,989,912	$24,654,927

Accumulation unit activity

Units outstanding at beginning of year	—	16,107,844	20,339,219	39,973,404	24,076,778
Contract purchase payments	373,078	250,394	218,715	639,620	412,064
Net transfers(1)	2,943,936	(1,334,735)	(2,260,440)	(1,277,976)	(1,682,139)
Transfers for policy loans	481	1,867	(13,078)	81,663	11,216
Contract charges	(367)	(13,781)	(13,888)	(46,538)	(20,995)
Contract terminations:
Surrender benefits	(61,104)	(1,274,039)	(2,184,305)	(4,664,475)	(2,709,707)
Death benefits	(4,568)	(138,668)	(86,111)	(406,692)	(134,105)

Units outstanding at end of year	3,251,456	13,598,882	16,000,112	34,299,006	19,953,112

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 288  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Royce	Third	VP	VP	VP AC
	Micro-Cap,	Ave	Aggr,	Aggr,	Div Bond,
Year ended Dec. 31, 2012 (continued)	Invest Cl	Val	Cl 2	Cl 4	Cl 2

Operations

Investment income (loss) — net	$(310,617)	$4,509	$(7,674,309)	$(14,352,981)	$25,154
Net realized gain (loss) on sales of investments	2,007,333	(2,023,453)	4,795,767	59,222,666	29,799
Distributions from capital gains	701,260	—	—	—	23,573
Net change in unrealized appreciation or depreciation of investments	83,209	9,052,126	91,313,090	145,997,903	40,481

Net increase (decrease) in net assets resulting from operations	2,481,185	7,033,182	88,434,548	190,867,588	119,007

Contract transactions

Contract purchase payments	471,626	332,363	133,967,462	20,997,404	2,791,425
Net transfers(1)	(5,232,780)	(3,849,758)	(13,030,448)	(238,691,853)	1,455,320
Transfers for policy loans	3,401	21,159	7,650	(91,313)	—
Adjustments to net assets allocated to contracts in payment period	10,567	(34,142)	(12,314)	(912,352)	—
Contract charges	(15,063)	(13,781)	(5,916,139)	(8,865,145)	(442)
Contract terminations:
Surrender benefits	(5,359,582)	(3,792,617)	(12,553,596)	(66,009,124)	(125,097)
Death benefits	(305,913)	(224,918)	(4,708,025)	(4,584,060)	(135,154)

Increase (decrease) from contract transactions	(10,427,744)	(7,561,694)	97,754,590	(298,156,443)	3,986,052

Net assets at beginning of year	39,840,831	29,751,695	659,813,283	1,596,561,171	2,232,691

Net assets at end of year	$31,894,272	$29,223,183	$846,002,421	$1,489,272,316	$6,337,750

Accumulation unit activity

Units outstanding at beginning of year	11,615,939	13,372,455	612,448,732	1,479,263,646	2,103,845
Contract purchase payments	131,156	130,732	115,326,039	18,020,405	2,573,236
Net transfers(1)	(1,473,438)	(1,524,575)	(10,697,285)	(204,439,377)	1,325,236
Transfers for policy loans	1,104	8,672	8,190	(79,911)	—
Contract charges	(4,209)	(5,464)	(5,078,245)	(7,613,369)	(403)
Contract terminations:
Surrender benefits	(1,485,023)	(1,489,921)	(10,755,108)	(56,557,397)	(114,928)
Death benefits	(86,759)	(89,245)	(4,072,153)	(3,925,777)	(124,810)

Units outstanding at end of year	8,698,770	10,402,654	697,180,170	1,224,668,220	5,762,176

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  289

Statements of Changes in Net Assets

	VP Loomis	VP BR Gl	VP BR Gl	VP Col	VP Col
	Sayles Gro,	Infl Prot Sec,	Infl Prot Sec,	Wanger Intl Eq,	Wanger US Eq,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 3	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(10,971)	$207,937	$9,107,472	$5,687	$(45,165)
Net realized gain (loss) on sales of investments	10,277	(12,334)	178,782	(15,623)	41,224
Distributions from capital gains	—	79,707	3,219,948	84,243	—
Net change in unrealized appreciation or depreciation of investments	61,360	4,332	(619,035)	789,864	580,736

Net increase (decrease) in net assets resulting from operations	60,666	279,642	11,887,167	864,171	576,795

Contract transactions

Contract purchase payments	680,995	3,706,077	1,879,579	2,528,936	2,299,821
Net transfers(1)	224,746	668,031	(3,781,534)	(247,987)	(219,395)
Transfers for policy loans	—	—	(5,984)	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	(7,259)	—	(590)
Contract charges	(143)	(874)	(480,058)	(1,564)	(763)
Contract terminations:
Surrender benefits	(13,753)	(379,939)	(24,467,784)	(69,746)	(51,781)
Death benefits	(12,949)	(39,324)	(3,124,101)	(60,912)	(55,181)

Increase (decrease) from contract transactions	878,896	3,953,971	(29,987,141)	2,148,727	1,972,111

Net assets at beginning of year	443,178	4,760,090	268,441,461	3,462,789	2,570,683

Net assets at end of year	$1,382,740	$8,993,703	$250,341,487	$6,475,687	$5,119,589

Accumulation unit activity

Units outstanding at beginning of year	373,880	4,308,696	202,744,871	3,357,962	2,115,325
Contract purchase payments	520,714	3,296,154	1,396,077	2,206,285	1,697,885
Net transfers(1)	164,734	587,317	(2,763,061)	(205,070)	(160,863)
Transfers for policy loans	—	—	(4,546)	—	—
Contract charges	(107)	(770)	(353,959)	(1,343)	(564)
Contract terminations:
Surrender benefits	(10,447)	(335,435)	(18,042,866)	(60,465)	(37,834)
Death benefits	(9,746)	(34,666)	(2,314,104)	(55,068)	(40,898)

Units outstanding at end of year	1,039,028	7,821,296	180,662,412	5,242,301	3,573,051

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 290  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	VP	VP	VP DFA	VP EV Floating	VP Holl
	Conserv,	Conserv,	Intl Val,	Rate Inc,	Lg Cap Gro,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 4	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(8,065,480)	$(16,398,722)	$16,278	$304,654	$(30,064)
Net realized gain (loss) on sales of investments	6,402,307	19,899,825	(96,271)	17,809	17,731
Distributions from capital gains	—	—	—	71,665	—
Net change in unrealized appreciation or depreciation of investments	46,459,634	98,300,203	314,945	118,216	194,993

Net increase (decrease) in net assets resulting from operations	44,796,461	101,801,306	234,952	512,344	182,660

Contract transactions

Contract purchase payments	100,317,018	10,230,485	535,387	3,712,288	1,168,965
Net transfers(1)	243,782,216	364,936,796	(174,887)	(2,748)	181,238
Transfers for policy loans	86,056	60,712	—	—	—
Adjustments to net assets allocated to contracts in payment period	(164,857)	(2,551,520)	—	—	—
Contract charges	(4,798,854)	(9,736,451)	(271)	(2,100)	(586)
Contract terminations:
Surrender benefits	(40,540,249)	(139,345,150)	(48,361)	(234,840)	(52,698)
Death benefits	(11,030,628)	(25,797,567)	(22,908)	(210,169)	(55,673)

Increase (decrease) from contract transactions	287,650,702	197,797,305	288,960	3,262,431	1,241,246

Net assets at beginning of year	634,318,974	1,616,062,476	1,585,257	7,734,840	1,778,280

Net assets at end of year	$966,766,137	$1,915,661,087	$2,109,169	$11,509,615	$3,202,186

Accumulation unit activity

Units outstanding at beginning of year	593,897,374	1,512,637,106	1,689,140	7,347,999	1,490,245
Contract purchase payments	91,193,666	9,265,159	525,066	3,400,661	892,995
Net transfers(1)	218,248,887	323,077,489	(194,433)	(16,648)	133,105
Transfers for policy loans	77,243	54,177	—	—	—
Contract charges	(4,303,898)	(8,762,358)	(271)	(1,924)	(445)
Contract terminations:
Surrender benefits	(36,456,171)	(125,589,831)	(48,158)	(215,280)	(40,010)
Death benefits	(9,905,151)	(23,313,437)	(22,383)	(190,139)	(43,284)

Units outstanding at end of year	852,751,950	1,687,368,305	1,948,961	10,324,669	2,432,606

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  291

Statements of Changes in Net Assets

	VP Invesco	VP JPM	VP Jennison	VP MFS	VP
	Intl Gro,	Core Bond,	Mid Cap Gro,	Val,	Mod,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$659	$39,219	$(17,614)	$(23,999)	$(55,455,553)
Net realized gain (loss) on sales of investments	3,283	23,683	24,803	19,541	17,954,379
Distributions from capital gains	44,220	9,381	—	—	—
Net change in unrealized appreciation or depreciation of investments	245,160	46,255	160,466	234,976	519,855,907

Net increase (decrease) in net assets resulting from operations	293,322	118,538	167,655	230,518	482,354,733

Contract transactions

Contract purchase payments	1,043,259	2,402,555	893,602	993,842	942,404,723
Net transfers(1)	(75,786)	289,932	286,797	167,367	426,326,042
Transfers for policy loans	—	—	204	—	(191,982)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(1,400,634)
Contract charges	(376)	(643)	(250)	(617)	(41,139,387)
Contract terminations:
Surrender benefits	(51,923)	(112,104)	(31,246)	(36,205)	(134,466,171)
Death benefits	(51,109)	(131,807)	(64,224)	(89,727)	(31,222,884)

Increase (decrease) from contract transactions	864,065	2,447,933	1,084,883	1,034,660	1,160,309,707

Net assets at beginning of year	1,701,294	2,996,165	885,143	1,340,509	4,423,892,544

Net assets at end of year	$2,858,681	$5,562,636	$2,137,681	$2,605,687	$6,066,556,984

Accumulation unit activity

Units outstanding at beginning of year	1,594,113	2,823,387	738,163	1,176,822	4,072,927,735
Contract purchase payments	912,834	2,219,258	678,831	797,946	824,547,530
Net transfers(1)	(67,654)	264,545	215,427	131,504	370,159,211
Transfers for policy loans	—	—	150	—	(168,223)
Contract charges	(327)	(594)	(187)	(489)	(35,550,343)
Contract terminations:
Surrender benefits	(45,612)	(103,481)	(23,463)	(29,505)	(116,210,455)
Death benefits	(43,834)	(121,783)	(47,553)	(70,630)	(27,089,661)

Units outstanding at end of year	2,349,520	5,081,332	1,561,368	2,005,648	5,088,615,794

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 292  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	VP	VP Mod	VP Mod	VP Mod	VP Mod
	Mod,	Aggr,	Aggr,	Conserv,	Conserv,
Year ended Dec. 31, 2012 (continued)	Cl 4	Cl 2	Cl 4	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(103,110,328)	$(31,161,680)	$(57,528,402)	$(17,221,585)	$(33,619,715)
Net realized gain (loss) on sales of investments	150,324,681	17,949,105	188,546,467	8,087,052	37,435,990
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	971,622,712	327,210,835	538,744,942	127,832,579	256,736,922

Net increase (decrease) in net assets resulting from operations	1,018,837,065	313,998,260	669,763,007	118,698,046	260,553,197

Contract transactions

Contract purchase payments	75,525,133	541,709,202	65,420,357	247,286,344	18,536,503
Net transfers(1)	112,402,482	(70,862,589)	(723,819,904)	350,896,336	340,174,635
Transfers for policy loans	298,231	(26,818)	(110,231)	(139,450)	132,614
Adjustments to net assets allocated to contracts in payment period	(8,213,096)	(127,467)	(2,367,350)	(293,470)	(2,687,801)
Contract charges	(61,889,916)	(25,329,182)	(35,176,413)	(10,842,271)	(18,228,674)
Contract terminations:
Surrender benefits	(667,021,422)	(53,989,363)	(296,572,098)	(67,163,570)	(230,413,617)
Death benefits	(94,875,129)	(8,803,897)	(30,334,129)	(14,408,721)	(45,175,387)

Increase (decrease) from contract transactions	(643,773,717)	382,569,886	(1,022,959,768)	505,335,198	62,338,273

Net assets at beginning of year	10,569,864,181	2,654,301,731	6,313,026,496	1,348,502,744	3,330,280,573

Net assets at end of year	$10,944,927,529	$3,350,869,877	$5,959,829,735	$1,972,535,988	$3,653,172,043

Accumulation unit activity

Units outstanding at beginning of year	9,718,866,971	2,443,393,783	5,802,273,051	1,249,525,463	3,079,882,051
Contract purchase payments	65,653,139	468,230,739	56,274,766	220,414,543	16,382,126
Net transfers(1)	92,249,145	(60,468,325)	(621,933,925)	309,608,959	296,759,969
Transfers for policy loans	258,682	(24,597)	(94,961)	(124,126)	118,083
Contract charges	(53,631,262)	(21,750,357)	(30,244,711)	(9,536,552)	(16,076,261)
Contract terminations:
Surrender benefits	(578,527,983)	(46,460,528)	(254,654,727)	(59,116,540)	(203,400,915)
Death benefits	(82,350,757)	(7,578,141)	(25,968,718)	(12,761,678)	(39,829,379)

Units outstanding at end of year	9,162,517,935	2,775,342,574	4,925,650,775	1,698,010,069	3,133,835,674

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  293

Statements of Changes in Net Assets

	VP MS Global	VP NFJ	VP Nuveen	VP Ptnrs	VP Ptnrs
	Real Est,	Divd Val,	Winslow Lg Cap Gro,	Sm Cap Gro,	Sm Cap Val,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(44,744)	$(29,619)	$(12,081)	$(9,554)	$(11,512)
Net realized gain (loss) on sales of investments	27,848	31,133	12,143	8,003	4,668
Distributions from capital gains	76,404	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,003,998	261,014	82,812	58,142	122,485

Net increase (decrease) in net assets resulting from operations	1,063,506	262,528	82,874	56,591	115,641

Contract transactions

Contract purchase payments	1,997,272	1,555,610	611,454	457,704	507,408
Net transfers(1)	495,351	472,402	95,399	77,264	246,764
Transfers for policy loans	68	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(786)	(271)	(115)	(93)	(365)
Contract terminations:
Surrender benefits	(83,528)	(51,795)	(23,246)	(16,791)	(20,144)
Death benefits	(21,910)	(46,061)	(4,386)	(30,942)	(7,065)

Increase (decrease) from contract transactions	2,386,467	1,929,885	679,106	487,142	726,598

Net assets at beginning of year	2,804,091	1,436,873	546,732	591,459	701,609

Net assets at end of year	$6,254,064	$3,629,286	$1,308,712	$1,135,192	$1,543,848

Accumulation unit activity

Units outstanding at beginning of year	2,624,973	1,198,599	450,321	465,964	603,117
Contract purchase payments	1,621,600	1,210,559	470,816	328,763	406,917
Net transfers(1)	394,030	372,655	70,293	56,046	196,777
Transfers for policy loans	51	—	—	—	—
Contract charges	(629)	(207)	(84)	(68)	(291)
Contract terminations:
Surrender benefits	(66,329)	(39,228)	(17,207)	(12,422)	(16,180)
Death benefits	(16,953)	(34,202)	(3,282)	(22,618)	(5,779)

Units outstanding at end of year	4,556,743	2,708,176	970,857	815,665	1,184,561

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 294  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	VP Ptnrs	VP TCW	VP Pyramis	VP Sit	VP Sit
	Sm Cap Val,	Core Plus Bond,	Intl Eq,	Divd Gro,	Divd Gro,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 2	Cl 2	Cl 3

Operations

Investment income (loss) — net	$(1,254,784)	$6,896	$7,150	$(18,340)	$(401,703)
Net realized gain (loss) on sales of investments	6,228,749	(136)	(1,934)	12,857	2,067,522
Distributions from capital gains	—	32,496	13,856	—	—
Net change in unrealized appreciation or depreciation of investments	12,354,287	(32,743)	136,996	127,043	2,682,063

Net increase (decrease) in net assets resulting from operations	17,328,252	6,513	156,068	121,560	4,347,882

Contract transactions

Contract purchase payments	1,509,777	1,736,749	494,764	503,276	561,611
Net transfers(1)	(17,230,590)	780,468	46,818	142,052	(6,963,267)
Transfers for policy loans	32,173	—	—	—	(554)
Adjustments to net assets allocated to contracts in payment period	(64,265)	—	—	—	(8,774)
Contract charges	(328,392)	(190)	(101)	(377)	(133,632)
Contract terminations:
Surrender benefits	(14,179,791)	(127,079)	(14,094)	(25,216)	(3,423,999)
Death benefits	(1,423,562)	(256,365)	(5,431)	(15,128)	(508,881)

Increase (decrease) from contract transactions	(31,684,650)	2,133,583	521,956	604,607	(10,477,496)

Net assets at beginning of year	151,347,822	1,436,007	568,590	1,240,100	46,967,690

Net assets at end of year	$136,991,424	$3,576,103	$1,246,614	$1,966,267	$40,838,076

Accumulation unit activity

Units outstanding at beginning of year	86,377,890	1,378,490	563,505	1,117,775	49,564,946
Contract purchase payments	861,908	1,653,046	446,154	421,401	546,910
Net transfers(1)	(9,466,439)	740,675	46,697	118,158	(6,841,864)
Transfers for policy loans	15,861	—	—	—	(440)
Contract charges	(179,946)	(181)	(91)	(316)	(130,422)
Contract terminations:
Surrender benefits	(7,259,306)	(121,020)	(12,227)	(21,091)	(3,377,564)
Death benefits	(784,091)	(245,654)	(5,099)	(12,616)	(503,290)

Units outstanding at end of year	69,565,877	3,405,356	1,038,939	1,623,311	39,258,276

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  295

Statements of Changes in Net Assets

	VP Vty	VP Vty	VP WF Short
	Estb Val,	Estb Val,	Duration Govt,	Wanger	Wanger
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Intl	USA

Operations

Investment income (loss) — net	$(30,157)	$(121,616)	$(1,396)	$932,452	$(2,055,138)
Net realized gain (loss) on sales of investments	30,693	255,126	1,716	11,090,386	11,316,908
Distributions from capital gains	—	—	9,540	30,227,779	17,590,243
Net change in unrealized appreciation or depreciation of investments	362,448	1,880,905	(4,318)	18,935,284	35,541,585

Net increase (decrease) in net assets resulting from operations	362,984	2,014,415	5,542	61,185,901	62,393,598

Contract transactions

Contract purchase payments	1,211,302	218,084	1,415,017	4,421,682	4,825,661
Net transfers(1)	118,003	(203,624)	(140,088)	(38,817,675)	(36,411,588)
Transfers for policy loans	—	577	—	36,211	67,785
Adjustments to net assets allocated to contracts in payment period	—	16,689	—	(116,578)	11,582
Contract charges	(682)	(12,882)	(155)	(370,018)	(356,387)
Contract terminations:
Surrender benefits	(67,254)	(1,125,540)	(136,901)	(30,378,784)	(33,953,668)
Death benefits	(127,425)	(123,752)	(9,114)	(2,321,697)	(2,389,723)

Increase (decrease) from contract transactions	1,133,944	(1,230,448)	1,128,759	(67,546,859)	(68,206,338)

Net assets at beginning of year	1,924,313	13,013,067	817,531	323,957,793	349,684,482

Net assets at end of year	$3,421,241	$13,797,034	$1,951,832	$317,596,835	$343,871,742

Accumulation unit activity

Units outstanding at beginning of year	1,692,104	10,544,132	806,548	167,899,223	200,493,549
Contract purchase payments	967,431	170,580	1,390,452	2,350,348	2,709,001
Net transfers(1)	96,006	(116,643)	(136,900)	(17,901,430)	(18,439,804)
Transfers for policy loans	—	(391)	—	9,735	27,586
Contract charges	(537)	(9,497)	(153)	(173,130)	(183,868)
Contract terminations:
Surrender benefits	(53,768)	(816,531)	(134,640)	(13,320,502)	(16,744,548)
Death benefits	(98,565)	(91,945)	(8,901)	(1,063,569)	(1,230,688)

Units outstanding at end of year	2,602,671	9,679,705	1,916,406	137,800,675	166,631,228

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 296  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	WF Adv VT	WF Adv VT	WF Adv	WF Adv
	Index Asset Alloc,	Intl Eq,	VT Opp,	VT Sm Cap Gro,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$174,568	$212,507	$(579,262)	$(634,902)
Net realized gain (loss) on sales of investments	444,675	484,881	1,784,425	1,896,544
Distributions from capital gains	—	3,342,324	24,692	3,324,732
Net change in unrealized appreciation or depreciation of investments	2,874,271	1,919,681	8,592,854	517,703

Net increase (decrease) in net assets resulting from operations	3,493,514	5,959,393	9,822,709	5,104,077

Contract transactions

Contract purchase payments	389,069	809,505	1,946,778	2,092,593
Net transfers(1)	(887,854)	(5,561,925)	(11,889,596)	(8,471,009)
Transfers for policy loans	20,469	13,017	(16,521)	8,772
Adjustments to net assets allocated to contracts in payment period	(24,177)	(11,372)	(22,839)	(7,386)
Contract charges	(27,415)	(81,498)	(51,087)	(42,881)
Contract terminations:
Surrender benefits	(3,922,474)	(4,416,359)	(7,437,182)	(6,882,720)
Death benefits	(602,842)	(470,603)	(684,210)	(526,020)

Increase (decrease) from contract transactions	(5,055,224)	(9,719,235)	(18,154,657)	(13,828,651)

Net assets at beginning of year	30,454,363	53,181,287	74,878,921	71,998,102

Net assets at end of year	$28,892,653	$49,421,445	$66,546,973	$63,273,528

Accumulation unit activity

Units outstanding at beginning of year	23,245,624	48,128,062	54,721,743	51,889,028
Contract purchase payments	274,059	737,206	1,401,894	1,427,616
Net transfers(1)	(629,348)	(4,697,260)	(8,107,396)	(5,657,103)
Transfers for policy loans	14,673	8,132	(12,323)	6,131
Contract charges	(19,462)	(76,381)	(34,413)	(28,740)
Contract terminations:
Surrender benefits	(2,789,677)	(3,662,056)	(4,887,287)	(4,555,867)
Death benefits	(431,141)	(397,800)	(474,683)	(357,461)

Units outstanding at end of year	19,664,728	40,039,903	42,607,535	42,723,604

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  297

Notes to Financial Statements

1.	ORGANIZATION
RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

RiverSource Retirement Advisor Variable Annuity® (RAVA)
RiverSource Retirement Advisor Variable Annuity® – Band 3 (RAVA Band 3)*
RiverSource Retirement Advisor Advantage® Variable Annuity (RAVA Advantage)
RiverSource Retirement Advisor Select® Variable Annuity (RAVA Select)
RiverSource Retirement Advisor Advantage® Variable Annuity – Band 3 (RAVA Advantage Band 3)*
RiverSource Retirement Advisor Advantage Plus® Variable Annuity (RAVA Advantage Plus)
RiverSource Retirement Advisor Select Plus® Variable Annuity (RAVA Select Plus)
RiverSource Retirement Advisor 4 Advantage® Variable Annuity (RAVA 4 Advantage)
RiverSource Retirement Advisor 4 Select® Variable Annuity (RAVA 4 Select)
RiverSource Retirement Advisor 4 Access® Variable Annuity (RAVA 4 Access)
RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)
RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)
RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)
RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 29, 2013)
RiverSource® Flexible Portfolio Annuity (FPA)
RiverSource® Retirement Group Annuity Contract I (Retirement GAC I)
RiverSource® Retirement Group Annuity Contract II (Retirement GAC II)

*	New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts.

Subaccount	Fund

AB VPS Dyn Asset Alloc, Cl B	AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II

 298  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Fund

AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal	Calvert VP SRI Balanced Portfolio
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 2	Columbia Variable Portfolio – Cash Management Fund (Class 2)
Col VP Cash Mgmt, Cl 3	Columbia Variable Portfolio – Cash Management Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Core Bond, Cl 2	Columbia Variable Portfolio – Core Bond Fund (Class 2)
Col VP Div Bond, Cl 2	Columbia Variable Portfolio – Diversified Bond Fund (Class 2)
Col VP Div Bond, Cl 3	Columbia Variable Portfolio – Diversified Bond Fund (Class 3)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 2	Columbia Variable Portfolio – Global Bond Fund (Class 2)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)(1)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Intl Opp, Cl 2	Columbia Variable Portfolio – International Opportunity Fund (Class 2)
Col VP Intl Opp, Cl 3	Columbia Variable Portfolio – International Opportunity Fund (Class 3)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Core Quan, Cl 2	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2)
Col VP Lg Core Quan, Cl 3	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Marsico Gro, Cl 1	Columbia Variable Portfolio – Marsico Growth Fund (Class 1)
Col VP Marsico Intl Opp, Cl 2	Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)
Col VP Mid Cap Gro Opp, Cl 2	Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2)
Col VP Mid Cap Gro Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)
Col VP Mid Cap Val Opp, Cl 2	Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2)
Col VP Mid Cap Val Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)
Col VP Multi-Strategy Alt, Cl 2	Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2) (previously Variable Portfolio – Eaton Vance Global Macro Advantage Fund (Class 2))
Col VP S&P 500, Cl 3	Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Drey VIF Intl Eq, Serv	Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (previously FTVIPT Franklin Global Real Estate Securities Fund – Class 2)
FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2 (previously FTVIPT Franklin Income Securities Fund – Class 2)

RIVERSOURCE VARIABLE ACCOUNT 10  ■  299

Subaccount	Fund

FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (previously FTVIPT Franklin Small Cap Value Securities Fund – Class 2)
FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (previously FTVIPT Mutual Shares Securities Fund – Class 2)
FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2 (previously FTVIPT Templeton Global Bond Securities Fund – Class 2)
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (previously Goldman Sachs VIT Structured Small Cap Equity Fund – Institutional Shares)
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (previously Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares)
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI Global Hlth, Ser II	Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy Funds VIP Asset Strategy
Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Flex Bond, Serv	Janus Aspen Series Flexible Bond Portfolio: Service Shares
Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (previously Lazard Retirement Multi-Asset Targeted Volatility Portfolio – Service Shares)
MFS Inv Gro Stock, Serv Cl	MFS® Investors Growth Stock Series – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Intl Eq, Cl S	Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S)
NB AMT Soc Responsive, Cl S	Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)
Oppen Eq Inc VA, Serv	Oppenheimer Equity Income Fund/VA, Service Shares
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (previously PIMCO VIT Global Multi-Asset Portfolio, Advisor Class)
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IA	Putnam VT Multi-Cap Growth Fund – Class IA Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	Van Eck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP AC Div Bond, Cl 2	Variable Portfolio – American Century Diversified Bond Fund (Class 2)
VP Loomis Sayles Gro, Cl 2	Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (previously Variable Portfolio – American Century Growth Fund (Class 2))
VP AQR Man Fut Strategy, Cl 2	Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 2	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Col Wanger Intl Eq, Cl 2	Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)
VP Col Wanger US Eq, Cl 2	Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP DFA Intl Val, Cl 2	Variable Portfolio – DFA International Value Fund (Class 2)
VP EV Floating Rate Inc, Cl 2	Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)

 300  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Fund

VP GS Commodity Strategy, Cl 2	Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)
VP Holl Lg Cap Gro, Cl 2	Variable Portfolio – Holland Large Cap Growth Fund (Class 2)
VP Invesco Intl Gro, Cl 2	Variable Portfolio – Invesco International Growth Fund (Class 2)
VP JPM Core Bond, Cl 2	Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)
VP Jennison Mid Cap Gro, Cl 2	Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)
VP MFS Val, Cl 2	Variable Portfolio – MFS Value Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP MS Global Real Est, Cl 2	Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2)
VP NFJ Divd Val, Cl 2	Variable Portfolio – NFJ Dividend Value Fund (Class 2)
VP Nuveen Winslow Lg Cap Gro, Cl 2	Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP TCW Core Plus Bond, Cl 2	Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (previously Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2))
VP Pyramis Intl Eq, Cl 2	Variable Portfolio – Pyramis® International Equity Fund (Class 2)
VP Pyrford Intl Eq, Cl 2	Variable Portfolio – Pyrford International Equity Fund (Class 2)
VP Sit Divd Gro, Cl 2	Variable Portfolio – Sit Dividend Growth Fund (Class 2)
VP Sit Divd Gro, Cl 3	Variable Portfolio – Sit Dividend Growth Fund (Class 3)
VP Vty Estb Val, Cl 2	Variable Portfolio – Victory Established Value Fund (Class 2)
VP Vty Estb Val, Cl 3	Variable Portfolio – Victory Established Value Fund (Class 3)
VP WF Short Duration Govt, Cl 2	Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF Adv VT Index Asset Alloc, Cl 2	Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2
WF Adv VT Intl Eq, Cl 2	Wells Fargo Advantage VT International Equity Fund – Class 2
WF Adv VT Opp, Cl 2	Wells Fargo Advantage VT Opportunity Fund – Class 2
WF Adv VT Sm Cap Gro, Cl 2	Wells Fargo Advantage VT Small Cap Growth Fund – Class 2
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	Columbia Variable Portfolio – High Income Fund (Class 2) merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 26, 2013.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contracts.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value

RIVERSOURCE VARIABLE ACCOUNT 10  ■  301

which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the period ended Dec. 31, 2013.

Variable Payout
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes
RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 21, 2014. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.	VARIABLE ACCOUNT EXPENSES
RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee

RAVA	0.75% to 0.95% (depending on the contract selected)

RAVA Band 3	0.55%

RAVA Advantage	0.75% to 0.95% (depending on the contract selected)

RAVA Select	1.00% to 1.20% (depending on the contract selected)

RAVA Advantage Band 3	0.55%

RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)

RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)

RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)

RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)

RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)

RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.50% (depending on the contract selected)

RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.75% (depending on the contract selected)

RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.90% (depending on the contract selected)

RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.40% (depending on the contract selected)

RAVA 5 Select (Offered for contract applications signed prior to April 30, 2012)	1.20% to 1.65% (depending on the contract selected)

 302  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Product	Mortality and expense risk fee

RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.80% (depending on the contract selected)

RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.55% (depending on the contract selected)

RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.80% (depending on the contract selected)

RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.85% (depending on the contract selected)

FPA	1.25%

Retirement GVAC I	0.60%

Retirement GVAC II	0.95%

4.	CONTRACT CHARGES
RiverSource Life deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product’s prospectus.

5.	SURRENDER CHARGES
RiverSource Life may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.

6.	RELATED PARTY TRANSACTIONS
RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s Annual Report.

Fee Agreement:	Fees Paid To:

Investment Management Services Agreement	Columbia Management Investment Advisers, LLC

Administrative Services Agreement	Columbia Management Investment Advisers, LLC

Transfer Agency and Servicing Agreement	Columbia Management Investment Services Corp.

Plan and Agreement of Distribution Pursuant to Rule 12b-1	Columbia Management Investment Distributors, Inc.

7.	INVESTMENT TRANSACTIONS
The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2013 were as follows:

Division	Purchases

AB VPS Dyn Asset Alloc, Cl B	$3,717,677
AB VPS Global Thematic Gro, Cl B	1,336,874
AB VPS Gro & Inc, Cl B	5,115,606
AB VPS Intl Val, Cl B	16,452,834
AB VPS Lg Cap Gro, Cl B	2,904,978
ALPS Alerian Engy Infr, Class III	14,895,067
AC VP Intl, Cl I	692,215
AC VP Intl, Cl II	2,454,651
AC VP Mid Cap Val, Cl II	11,069,222
AC VP Ultra, Cl II	2,453,003
AC VP Val, Cl I	2,429,703
AC VP Val, Cl II	17,510,785
BlackRock Global Alloc, Cl III	37,736,537
Calvert VP SRI Bal	4,560,435
CB Var Sm Cap Gro, Cl I	7,520,245
Col VP Bal, Cl 3	34,656,786
Col VP Cash Mgmt, Cl 2	42,158,517
Col VP Cash Mgmt, Cl 3	79,724,634
Col VP Commodity Strategy, Cl 2	667,213
Col VP Contrarian Core, Cl 2	8,788,722
Col VP Core Bond, Cl 2	1,660,664
Col VP Div Bond, Cl 2	13,807,288
Col VP Div Bond, Cl 3	86,981,826
Col VP Divd Opp, Cl 2	12,332,789
Col VP Divd Opp, Cl 3	11,595,199
Col VP Emerg Mkts Bond, Cl 2	4,062,784
Col VP Emer Mkts, Cl 2	7,659,743
Col VP Emer Mkts, Cl 3	11,347,619
Col VP Global Bond, Cl 2	4,820,541
Col VP Global Bond, Cl 3	25,130,957
Col VP Hi Yield Bond, Cl 2	14,045,809
Col VP Hi Yield Bond, Cl 3	45,092,169
Col VP Inc Opp, Cl 2	127,074,220
Col VP Inc Opp, Cl 3	54,218,153
Col VP Intl Opp, Cl 2	3,491,232
Col VP Intl Opp, Cl 3	5,149,566
Col VP Lg Cap Gro, Cl 2	3,958,510
Col VP Lg Cap Gro, Cl 3	4,964,829
Col VP Lg Core Quan, Cl 2	2,317,951
Col VP Lg Core Quan, Cl 3	3,618,749

RIVERSOURCE VARIABLE ACCOUNT 10  ■  303

Division	Purchases

Col VP Limited Duration Cr, Cl 2	$7,742,841
Col VP Man Vol Conserv, Cl 2	62,158,117
Col VP Man Vol Conserv Gro, Cl 2	231,225,450
Col VP Man Vol Gro, Cl 2	1,758,601,251
Col VP Man Vol Mod Gro, Cl 2	3,169,513,835
Col VP Marsico Gro, Cl 1	3,443,866
Col VP Marsico Intl Opp, Cl 2	3,412,697
Col VP Mid Cap Gro Opp, Cl 2	1,734,308
Col VP Mid Cap Gro Opp, Cl 3	2,522,393
Col VP Mid Cap Val Opp, Cl 2	5,397,728
Col VP Mid Cap Val Opp, Cl 3	6,725,321
Col VP Multi-Strategy Alt, Cl 2	4,702,484
Col VP S&P 500, Cl 3	23,404,143
Col VP Select Lg Cap Val, Cl 2	3,227,341
Col VP Select Lg Cap Val, Cl 3	15,353,348
Col VP Select Sm Cap Val, Cl 2	2,166,184
Col VP Select Sm Cap Val, Cl 3	4,971,818
Col VP Strategic Inc, Cl 2	9,029,643
Col VP US Govt Mtge, Cl 2	4,070,702
Col VP US Govt Mtge, Cl 3	8,344,166
CS Commodity Return	3,922,981
Drey VIF Intl Eq, Serv	1,900,624
DWS Alt Asset Alloc VIP, Cl B	19,274,870
EV VT Floating-Rate Inc	107,579,279
Fid VIP Contrafund, Serv Cl 2	21,138,415
Fid VIP Gro & Inc, Serv Cl	1,763,314
Fid VIP Gro & Inc, Serv Cl 2	4,271,216
Fid VIP Mid Cap, Serv Cl	15,573,989
Fid VIP Mid Cap, Serv Cl 2	77,520,663
Fid VIP Overseas, Serv Cl	925,555
Fid VIP Overseas, Serv Cl 2	5,051,058
Fid VIP Strategic Inc, Serv Cl 2	14,037,425
FTVIPT Frank Global Real Est, Cl 2	14,433,457
FTVIPT Frank Inc, Cl 2	17,413,966
FTVIPT Frank Sm Cap Val, Cl 2	11,396,824
FTVIPT Frank Mutual Shares, Cl 2	7,457,330
FTVIPT Temp Global Bond, Cl 2	19,001,473
GS VIT Mid Cap Val, Inst	22,340,657
GS VIT Sm Cap Eq Insights, Inst	1,368,251
GS VIT U.S. Eq Insights, Inst	4,897,724
Invesco VI Am Fran, Ser I	409,999
Invesco VI Am Fran, Ser II	1,795,406
Invesco VI Bal Risk Alloc, Ser II	22,922,063
Invesco VI Comstock, Ser II	7,761,987
Invesco VI Core Eq, Ser I	1,354,936
Invesco VI Div Divd, Ser I	7,010,685
Invesco VI Div Divd, Ser II	4,313,113
Invesco VI Global Hlth, Ser II	10,008,730
Invesco VI Intl Gro, Ser II	5,843,646
Invesco VI Mid Cap Gro, Ser I	440,382
Invesco VI Mid Cap Gro, Ser II	1,726,218
Invesco VI Tech, Ser I	4,196,984
Ivy VIP Asset Strategy	26,169,022
Janus Aspen Enterprise, Serv	390,450
Janus Aspen Flex Bond, Serv	7,732,043
Janus Aspen Gbl Alloc Mod, Serv	9,830,436
Janus Aspen Global Tech, Serv	1,021,808
Janus Aspen Janus, Serv	2,710,247
Janus Aspen Overseas, Serv	2,307,045
Lazard Ret Global Dyn MA, Serv	6,281,731
MFS Inv Gro Stock, Serv Cl	7,062,938
MFS New Dis, Serv Cl	2,459,245
MFS Utilities, Serv Cl	24,716,478
MS UIF Global Real Est, Cl II	9,634,452
MS UIF Mid Cap Gro, Cl II	5,593,223
NB AMT Intl Eq, Cl S	3,338,714
NB AMT Soc Responsive, Cl S	2,516,667
Oppen Eq Inc VA, Serv	995,351
Oppen Global VA, Serv	11,994,524
Oppen Global Strategic Inc VA, Srv	47,354,454
Oppen Main St Sm Cap VA, Serv	10,929,641
PIMCO VIT All Asset, Advisor Cl	30,012,500
PIMCO VIT Glb MA Man Alloc, Adv Cl	3,982,670
PIMCO VIT Tot Return, Advisor Cl	8,739,196
Put VT Global Hlth Care, Cl IB	3,247,587
Put VT Intl Eq, Cl IB	1,002,420
Put VT Multi-Cap Gro, Cl IA	538,886
Put VT Multi-Cap Gro, Cl IB	708,171
Royce Micro-Cap, Invest Cl	1,219,995
Third Ave Val	1,159,859
VanEck VIP Global Gold, Cl S	4,059,359
VP Aggr, Cl 2	237,229,061
VP Aggr, Cl 4	160,564,470
VP AC Div Bond, Cl 2	2,248,173
VP Loomis Sayles Gro, Cl 2	1,531,327
VP AQR Man Fut Strategy, Cl 2	6,701,254
VP BR Gl Infl Prot Sec, Cl 2	4,849,111
VP BR Gl Infl Prot Sec, Cl 3	18,682,244
VP Col Wanger Intl Eq, Cl 2	6,709,653
VP Col Wanger US Eq, Cl 2	4,972,945
VP Conserv, Cl 2	105,371,943
VP Conserv, Cl 4	37,702,228
VP DFA Intl Val, Cl 2	3,092,422
VP EV Floating Rate Inc, Cl 2	23,447,806
VP GS Commodity Strategy, Cl 2	1,662,802
VP Holl Lg Cap Gro, Cl 2	1,183,254
VP Invesco Intl Gro, Cl 2	3,926,964
VP JPM Core Bond, Cl 2	2,441,550
VP Jennison Mid Cap Gro, Cl 2	2,798,820
VP MFS Val, Cl 2	4,250,118
VP Mod, Cl 2	679,966,450
VP Mod, Cl 4	438,551,256
VP Mod Aggr, Cl 2	570,288,525
VP Mod Aggr, Cl 4	250,224,191
VP Mod Conserv, Cl 2	177,425,266
VP Mod Conserv, Cl 4	61,358,539
VP MS Global Real Est, Cl 2	7,043,868
VP NFJ Divd Val, Cl 2	2,344,127
VP Nuveen Winslow Lg Cap Gro, Cl 2	953,211
VP Ptnrs Sm Cap Gro, Cl 2	1,125,245
VP Ptnrs Sm Cap Val, Cl 2	1,800,460
VP Ptnrs Sm Cap Val, Cl 3	1,512,389
VP TCW Core Plus Bond, Cl 2	1,845,470
VP Pyramis Intl Eq, Cl 2	1,921,358
VP Pyrford Intl Eq, Cl 2	816,630
VP Sit Divd Gro, Cl 2	2,063,600
VP Sit Divd Gro, Cl 3	4,159,735
VP Vty Estb Val, Cl 2	2,567,807
VP Vty Estb Val, Cl 3	2,733,012
VP WF Short Duration Govt, Cl 2	1,543,300
Wanger Intl	37,587,588
Wanger USA	37,313,421
WF Adv VT Index Asset Alloc, Cl 2	1,727,418
WF Adv VT Intl Eq, Cl 2	4,878,757
WF Adv VT Opp, Cl 2	3,601,145
WF Adv VT Sm Cap Gro, Cl 2	11,058,021
WA Var Global Hi Yd Bond, Cl II	3,513,549

 304  ■  RIVERSOURCE VARIABLE ACCOUNT 10

8.	ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2013:

	AB VPS Dyn	AB VPS	AB VPS	AB VPS	AB VPS
	Asset Alloc,	Global Thematic	Gro & Inc,	Intl Val,	Lg Cap Gro,
Subaccount	Cl B	Gro, Cl B	Cl B	Cl B	Cl B

0.55%	$1.07	$1.34	$1.79	$1.91	$–
0.60%	1.07	—	—	—	1.35
0.75%	1.07	1.32	1.74	1.87	—
0.85%	1.07	1.33	1.56	0.91	1.64
0.95%	1.07	1.30	1.70	1.82	1.81
1.00%	1.07	1.29	1.84	1.89	—
1.05%	1.07	1.31	1.54	0.90	1.61
1.10%	1.07	1.30	1.53	0.90	1.60
1.15%	1.07	—	—	—	1.34
1.20%	1.06	1.27	1.80	1.84	1.79
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.06	1.29	1.52	0.89	1.59
1.30%	1.06	1.28	1.51	0.88	1.58
1.35%	1.06	—	—	—	1.78
1.40%	1.06	—	—	—	1.78
1.45%	1.06	1.27	1.49	0.87	1.56
1.50%	1.06	—	—	—	1.33
1.55%	1.06	—	—	—	1.77
1.60%	1.06	—	—	—	1.77
1.65%	1.06	—	—	—	1.76
1.70%	1.06	—	—	—	1.76
1.75%	1.06	—	—	—	1.76
1.80%	1.06	—	—	—	1.76
1.85%	1.06	—	—	—	1.32
1.90%	1.06	—	—	—	1.32

	ALPS Alerian	AC VP	AC VP	AC VP	AC VP
	Engy Infr,	Intl,	Intl,	Mid Cap Val,	Ultra,
Subaccount	Class III	Cl I	Cl II	Cl II	Cl II

0.55%	$1.07	$1.63	$1.78	$1.53	$1.65
0.60%	1.07	—	—	—	—
0.75%	1.07	1.58	1.74	1.51	1.63
0.85%	1.07	—	—	1.86	1.69
0.95%	1.06	1.54	1.70	1.49	1.60
1.00%	1.06	—	1.95	1.48	1.59
1.05%	1.06	—	—	1.83	1.67
1.10%	1.06	—	—	1.82	1.66
1.15%	1.06	—	—	—	—
1.20%	1.06	—	1.91	1.46	1.57
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.06	—	—	1.80	1.64
1.30%	1.06	—	—	1.80	1.64
1.35%	1.06	—	—	—	—
1.40%	1.06	—	—	—	—
1.45%	1.06	—	—	1.78	1.62
1.50%	1.06	—	—	—	—
1.55%	1.06	—	—	—	—
1.60%	1.06	—	—	—	—
1.65%	1.06	—	—	—	—
1.70%	1.06	—	—	—	—
1.75%	1.06	—	—	—	—
1.80%	1.06	—	—	—	—
1.85%	1.06	—	—	—	—
1.90%	1.06	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  305

	AC VP	AC VP	BlackRock	Calvert	CB Var
	Val,	Val,	Global Alloc,	VP SRI	Sm Cap Gro,
Subaccount	Cl I	Cl II	Cl III	Bal	Cl I

0.55%	$2.63	$2.20	$1.17	$1.47	$1.86
0.60%	—	1.35	1.17	—	—
0.75%	2.55	2.15	1.17	1.43	1.84
0.85%	—	1.56	1.17	—	1.83
0.95%	2.48	2.10	1.17	1.39	1.81
1.00%	—	2.07	1.17	1.58	1.81
1.05%	—	1.54	1.16	—	1.80
1.10%	—	1.53	1.16	—	1.80
1.15%	—	1.35	1.16	—	—
1.20%	—	2.02	1.16	1.54	1.78
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.52	1.16	—	1.78
1.30%	—	1.51	1.16	—	1.77
1.35%	—	1.69	1.16	—	—
1.40%	—	1.69	1.16	—	—
1.45%	—	1.49	1.16	—	1.75
1.50%	—	1.35	1.16	—	—
1.55%	—	1.68	1.15	—	—
1.60%	—	1.68	1.15	—	—
1.65%	—	1.67	1.15	—	—
1.70%	—	1.67	1.15	—	—
1.75%	—	1.67	1.15	—	—
1.80%	—	1.66	1.15	—	—
1.85%	—	1.34	1.15	—	—
1.90%	—	1.34	1.15	—	—

	Col VP	Col VP	Col VP	Col VP	Col VP
	Bal,	Cash Mgmt,	Cash Mgmt,	Commodity Strategy,	Contrarian Core,
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Cl 2

0.55%	$1.70	$—	$1.21	$0.93	$1.22
0.60%	1.25	0.99	—	0.93	1.22
0.75%	1.65	—	1.18	0.93	1.21
0.85%	1.51	0.97	1.03	0.93	1.21
0.95%	1.61	0.97	1.15	0.93	1.21
1.00%	1.79	—	1.05	0.93	1.21
1.05%	1.48	0.96	1.02	0.93	1.21
1.10%	1.48	0.96	1.01	0.92	1.21
1.15%	1.25	0.98	—	0.92	1.21
1.20%	1.74	0.96	1.02	0.92	1.21
1.25%	—	—	—	—	—
1.25%	1.46	—	1.00	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.43	—	1.25	—	—
1.25%	—	0.96	—	0.92	1.21
1.30%	1.46	0.96	1.00	0.92	1.21
1.35%	1.56	0.95	—	0.92	1.21
1.40%	1.55	0.95	—	0.92	1.21
1.45%	1.44	0.95	0.99	0.92	1.21
1.50%	1.24	0.97	—	0.92	1.21
1.55%	1.55	0.95	—	0.92	1.21
1.60%	1.54	0.95	—	0.92	1.21
1.65%	1.54	0.94	—	0.92	1.21
1.70%	1.54	0.94	—	0.92	1.21
1.75%	1.54	0.94	—	0.92	1.21
1.80%	1.53	0.94	—	0.92	1.21
1.85%	1.23	0.97	—	0.92	1.20
1.90%	1.23	0.97	—	0.92	1.20

 306  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Col VP	Col VP	Col VP	Col VP	Col VP
	Core Bond,	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,
Subaccount	Cl 2	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	$0.96	$—	$1.79	$—	$2.31
0.60%	0.95	1.02	—	1.28	—
0.75%	0.95	—	1.74	—	2.26
0.85%	0.95	1.11	1.35	1.61	1.40
0.95%	0.95	1.10	1.69	1.61	2.20
1.00%	0.95	—	1.48	—	2.23
1.05%	0.95	1.10	1.33	1.60	1.38
1.10%	0.95	1.10	1.33	1.60	1.37
1.15%	0.95	1.01	—	1.27	—
1.20%	0.95	1.09	1.45	1.59	2.16
1.25%	—	—	—	—	2.11
1.25%	—	—	1.31	—	1.36
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	1.82	—	—
1.25%	0.95	1.09	—	1.59	—
1.30%	0.95	1.09	1.31	1.59	1.35
1.35%	0.95	1.09	—	1.58	—
1.40%	0.95	1.09	—	1.58	—
1.45%	0.95	1.08	1.29	1.58	1.34
1.50%	0.95	1.00	—	1.27	—
1.55%	0.95	1.08	—	1.57	—
1.60%	0.95	1.08	—	1.57	—
1.65%	0.95	1.08	—	1.57	—
1.70%	0.95	1.08	—	1.56	—
1.75%	0.95	1.07	—	1.56	—
1.80%	0.95	1.07	—	1.56	—
1.85%	0.95	1.00	—	1.26	—
1.90%	0.95	1.00	—	1.26	—

	Col VP Emerg	Col VP	Col VP	Col VP	Col VP
	Mkts Bond,	Emer Mkts,	Emer Mkts,	Global Bond,	Global Bond,
Subaccount	Cl 2	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	$0.91	$—	$2.53	$—	$1.84
0.60%	0.91	1.03	—	0.96	—
0.75%	0.91	—	2.43	—	1.79
0.85%	0.90	1.11	1.58	1.04	1.30
0.95%	0.90	1.10	2.36	1.04	1.74
1.00%	0.90	—	3.14	—	1.69
1.05%	0.90	1.10	1.55	1.03	1.28
1.10%	0.90	1.10	1.55	1.03	1.28
1.15%	0.90	1.03	—	0.95	—
1.20%	0.90	1.09	3.07	1.03	1.65
1.25%	—	—	1.93	—	—
1.25%	—	—	1.53	—	1.26
1.25%	—	—	—	—	—
1.25%	—	—	—	—	1.84
1.25%	—	—	—	—	—
1.25%	0.90	1.09	—	1.03	—
1.30%	0.90	1.09	1.53	1.02	1.26
1.35%	0.90	1.09	—	1.02	—
1.40%	0.90	1.09	—	1.02	—
1.45%	0.90	1.08	1.51	1.02	1.24
1.50%	0.90	1.02	—	0.95	—
1.55%	0.90	1.08	—	1.01	—
1.60%	0.90	1.08	—	1.01	—
1.65%	0.90	1.08	—	1.01	—
1.70%	0.90	1.08	—	1.01	—
1.75%	0.90	1.07	—	1.01	—
1.80%	0.90	1.07	—	1.01	—
1.85%	0.90	1.01	—	0.94	—
1.90%	0.90	1.01	—	0.94	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  307

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield Bond,	Hi Yield Bond,	Inc Opp,	Inc Opp,	Intl Opp,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.55%	$—	$2.32	$0.90	$1.90	$—
0.60%	1.16	—	1.14	—	1.27
0.75%	—	2.26	0.90	1.86	—
0.85%	1.36	1.76	1.34	1.73	1.46
0.95%	1.36	2.20	1.33	1.83	1.46
1.00%	—	2.34	0.90	1.82	—
1.05%	1.35	1.73	1.33	1.71	1.45
1.10%	1.35	1.73	1.32	1.70	1.45
1.15%	1.14	—	1.13	—	1.29
1.20%	1.34	2.28	1.32	1.79	1.44
1.25%	—	—	—	—	—
1.25%	—	1.71	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.42	—	—	—
1.25%	—	—	—	—	—
1.25%	1.34	—	1.32	1.68	1.44
1.30%	1.34	1.70	1.32	1.67	1.44
1.35%	1.34	—	1.31	—	1.44
1.40%	1.34	—	1.31	—	1.43
1.45%	1.33	1.68	1.31	1.65	1.43
1.50%	1.14	—	1.13	—	1.28
1.55%	1.33	—	1.30	—	1.43
1.60%	1.33	—	1.30	—	1.42
1.65%	1.32	—	1.30	—	1.42
1.70%	1.32	—	1.30	—	1.42
1.75%	1.32	—	1.29	—	1.42
1.80%	1.32	—	1.29	—	1.41
1.85%	1.13	—	1.12	—	1.27
1.90%	1.13	—	1.12	—	1.27

	Col VP	Col VP	Col VP	Col VP	Col VP
	Intl Opp,	Lg Cap Gro,	Lg Cap Gro,	Lg Core Quan,	Lg Core Quan,
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	$1.35	$—	$0.99	$—	$1.30
0.60%	—	1.32	—	1.31	—
0.75%	1.31	—	0.97	—	1.26
0.85%	1.36	1.78	1.49	1.88	1.51
0.95%	1.27	1.77	0.94	1.87	1.22
1.00%	1.99	—	1.52	—	1.55
1.05%	1.34	1.77	1.47	1.86	1.49
1.10%	1.34	1.76	1.47	1.86	1.48
1.15%	—	1.31	—	1.31	—
1.20%	1.95	1.76	1.48	1.85	1.65
1.25%	—	—	—	—	—
1.25%	1.32	—	—	—	1.46
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.70	—	—	—	1.95
1.25%	—	1.75	1.45	1.85	—
1.30%	1.32	1.75	1.44	1.85	1.46
1.35%	—	1.75	—	1.85	—
1.40%	—	1.74	—	1.84	—
1.45%	1.30	1.74	1.43	1.84	1.44
1.50%	—	1.30	—	1.30	—
1.55%	—	1.74	—	1.83	—
1.60%	—	1.73	—	1.83	—
1.65%	—	1.73	—	1.83	—
1.70%	—	1.73	—	1.82	—
1.75%	—	1.72	—	1.82	—
1.80%	—	1.72	—	1.82	—
1.85%	—	1.29	—	1.29	—
1.90%	—	1.29	—	1.29	—

 308  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Col VP Limited	Col VP Man	Col VP Man	Col VP	Col VP Man
	Duration Cr,	Vol Conserv,	Vol Conserv Gro,	Man Vol Gro,	Vol Mod Gro,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	$—	$1.00	$1.01	$1.03	$1.02
0.60%	1.04	—	—	—	—
0.75%	—	1.00	1.01	1.03	1.02
0.85%	1.08	1.00	1.01	1.03	1.02
0.95%	1.08	1.01	1.04	1.12	1.16
1.00%	—	1.00	1.01	1.03	1.02
1.05%	1.07	1.01	1.04	1.11	1.15
1.10%	1.07	1.01	1.04	1.11	1.07
1.15%	1.03	1.01	1.04	1.11	1.15
1.20%	1.07	1.01	1.04	1.11	1.15
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.07	1.00	1.01	1.03	1.02
1.30%	1.06	1.01	1.04	1.11	1.15
1.35%	1.06	1.01	1.04	1.11	1.15
1.40%	1.06	1.01	1.04	1.11	1.15
1.45%	1.06	1.01	1.04	1.11	1.15
1.50%	1.02	1.01	1.04	1.11	1.14
1.55%	1.06	1.01	1.04	1.11	1.14
1.60%	1.05	1.00	1.04	1.11	1.07
1.65%	1.05	1.00	1.04	1.11	1.14
1.70%	1.05	1.00	1.04	1.11	1.14
1.75%	1.05	1.00	1.04	1.11	1.14
1.80%	1.05	1.00	1.04	1.11	1.14
1.85%	1.02	1.00	1.04	1.11	1.14
1.90%	1.01	1.00	1.04	1.11	1.14

	Col VP	Col VP	Col VP Mid	Col VP Mid	Col VP Mid
	Marsico Gro,	Marsico Intl Opp,	Cap Gro Opp,	Cap Gro Opp,	Cap Val Opp,
Subaccount	Cl 1	Cl 2	Cl 2	Cl 3	Cl 2

0.55%	$1.60	$1.18	$—	$1.93	$—
0.60%	—	1.22	1.25	—	1.42
0.75%	1.57	1.16	—	1.85	—
0.85%	1.67	1.30	1.53	1.59	1.83
0.95%	1.55	1.15	1.52	1.80	1.83
1.00%	1.55	1.14	—	1.86	—
1.05%	1.65	1.28	1.52	1.57	1.82
1.10%	1.64	1.28	1.51	1.56	1.82
1.15%	—	1.23	1.24	—	1.42
1.20%	1.52	1.12	1.51	1.81	1.81
1.25%	—	—	—	—	—
1.25%	—	—	—	1.54	—
1.25%	—	—	—	1.41	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.62	1.26	1.51	—	1.81
1.30%	1.62	1.26	1.50	1.54	1.80
1.35%	—	1.39	1.50	—	1.80
1.40%	—	1.39	1.50	—	1.80
1.45%	1.60	1.24	1.50	1.52	1.80
1.50%	—	1.22	1.23	—	1.41
1.55%	—	1.38	1.49	—	1.79
1.60%	—	1.38	1.49	—	1.79
1.65%	—	1.37	1.49	—	1.78
1.70%	—	1.37	1.48	—	1.78
1.75%	—	1.37	1.48	—	1.78
1.80%	—	1.37	1.48	—	1.77
1.85%	—	1.22	1.22	—	1.40
1.90%	—	1.22	1.22	—	1.40

RIVERSOURCE VARIABLE ACCOUNT 10  ■  309

	Col VP Mid	Col VP Multi-	Col VP	Col VP Select	Col VP Select
	Cap Val Opp,	Strategy Alt,	S&P 500,	Lg Cap Val,	Lg Cap Val,
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	$2.06	$0.95	$1.43	$—	$1.91
0.60%	—	0.95	1.34	1.39	—
0.75%	2.02	0.95	1.40	—	1.87
0.85%	1.61	0.95	1.59	1.88	1.61
0.95%	1.98	0.95	1.36	1.87	1.84
1.00%	1.97	0.95	1.79	—	1.83
1.05%	1.58	0.95	1.57	1.86	1.59
1.10%	1.58	0.95	1.56	1.86	1.58
1.15%	—	0.95	1.34	1.40	—
1.20%	1.94	0.95	1.75	1.85	1.79
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.56	0.95	1.54	1.85	1.56
1.30%	1.55	0.95	1.54	1.85	1.56
1.35%	—	0.95	1.75	1.84	—
1.40%	—	0.95	1.74	1.84	—
1.45%	1.54	0.94	1.52	1.84	1.54
1.50%	—	0.94	1.33	1.39	—
1.55%	—	0.94	1.73	1.83	—
1.60%	—	0.94	1.73	1.83	—
1.65%	—	0.94	1.73	1.82	—
1.70%	—	0.94	1.73	1.82	—
1.75%	—	0.94	1.72	1.82	—
1.80%	—	0.94	1.72	1.82	—
1.85%	—	0.94	1.32	1.38	—
1.90%	—	0.94	1.32	1.38	—

	Col VP Select	Col VP Select	Col VP		Col VP
	Sm Cap Val,	Sm Cap Val,	Strategic Inc,	Col VP	US Govt Mtge,
Subaccount	Cl 2	Cl 3	Cl 2	US Govt Mtge, Cl 2	Cl 3

0.55%	$—	$2.87	$—	$—	$1.39
0.60%	1.48	—	1.07	0.98	—
0.75%	—	2.80	—	—	1.34
0.85%	1.98	1.72	1.04	0.98	1.09
0.95%	1.97	2.72	1.04	0.98	1.30
1.00%	—	2.61	—	—	1.13
1.05%	1.97	1.70	1.04	0.98	1.08
1.10%	1.96	1.69	1.04	0.97	1.07
1.15%	1.49	—	1.06	0.97	—
1.20%	1.96	2.55	1.03	0.97	1.11
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.95	1.67	1.03	0.97	1.06
1.30%	1.95	1.67	1.03	0.97	1.06
1.35%	1.95	—	1.03	0.97	—
1.40%	1.94	—	1.03	0.96	—
1.45%	1.94	1.65	1.03	0.96	1.05
1.50%	1.49	—	1.05	0.97	—
1.55%	1.93	—	1.03	0.96	—
1.60%	1.93	—	1.02	0.96	—
1.65%	1.93	—	1.02	0.96	—
1.70%	1.92	—	1.02	0.95	—
1.75%	1.92	—	1.02	0.95	—
1.80%	1.92	—	1.02	0.95	—
1.85%	1.48	—	1.05	0.96	—
1.90%	1.47	—	1.05	0.96	—

 310  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	CS	Drey VIF	DWS Alt	EV VT	Fid VIP
	Commodity	Intl Eq,	Asset Alloc VIP,	Floating-Rate	Contrafund,
Subaccount	Return	Serv	Cl B	Inc	Serv Cl 2

0.55%	$0.78	$—	$1.00	$1.32	$1.57
0.60%	—	—	1.00	—	1.32
0.75%	0.77	—	1.00	1.30	1.54
0.85%	0.80	1.26	1.00	1.29	1.63
0.95%	0.75	—	1.00	1.28	1.52
1.00%	0.75	—	1.00	1.28	1.51
1.05%	0.79	1.24	1.00	1.27	1.60
1.10%	0.78	1.24	1.00	1.27	1.60
1.15%	—	—	0.99	—	1.32
1.20%	0.74	—	0.99	1.26	1.49
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.77	1.23	0.99	1.25	1.58
1.30%	0.77	1.22	0.99	1.25	1.57
1.35%	—	—	0.99	—	1.71
1.40%	—	—	0.99	—	1.70
1.45%	0.76	1.21	0.99	1.23	1.56
1.50%	—	—	0.99	—	1.31
1.55%	—	—	0.99	—	1.69
1.60%	—	—	0.99	—	1.69
1.65%	—	—	0.99	—	1.69
1.70%	—	—	0.99	—	1.69
1.75%	—	—	0.98	—	1.68
1.80%	—	—	0.98	—	1.68
1.85%	—	—	0.98	—	1.30
1.90%	—	—	0.98	—	1.30

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Subaccount	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

0.55%	$1.72	$1.85	$5.40	$3.48	$1.61
0.60%	—	—	—	1.36	—
0.75%	1.67	1.81	5.25	3.39	1.56
0.85%	—	—	—	1.79	—
0.95%	1.62	1.77	5.10	3.31	1.52
1.00%	—	1.83	—	3.20	—
1.05%	—	—	—	1.76	—
1.10%	—	—	—	1.75	—
1.15%	—	—	—	1.36	—
1.20%	—	1.78	—	3.12	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.73	—
1.30%	—	—	—	1.73	—
1.35%	—	—	—	1.65	—
1.40%	—	—	—	1.65	—
1.45%	—	—	—	1.71	—
1.50%	—	—	—	1.35	—
1.55%	—	—	—	1.64	—
1.60%	—	—	—	1.64	—
1.65%	—	—	—	1.63	—
1.70%	—	—	—	1.63	—
1.75%	—	—	—	1.63	—
1.80%	—	—	—	1.63	—
1.85%	—	—	—	1.34	—
1.90%	—	—	—	1.34	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  311

	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT	FTVIPT Frank
	Overseas,	Strategic Inc,	Global Real Est,	Frank Inc,	Sm Cap Val,
Subaccount	Serv Cl 2	Serv Cl 2	Cl 2	Cl 2	Cl 2

0.55%	$1.93	$0.99	$2.54	$1.07	$4.02
0.60%	—	0.99	—	1.07	1.44
0.75%	1.88	0.98	2.47	1.07	3.91
0.85%	1.32	0.98	0.93	1.07	1.73
0.95%	1.84	0.98	2.40	1.07	3.80
1.00%	2.03	0.98	1.79	1.07	2.88
1.05%	1.30	0.98	0.91	1.07	1.70
1.10%	1.30	0.98	0.91	1.07	1.70
1.15%	—	0.98	—	1.07	1.44
1.20%	1.99	0.98	1.75	1.07	2.81
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.28	0.98	0.89	1.07	1.68
1.30%	1.28	0.98	0.89	1.07	1.67
1.35%	—	0.98	—	1.07	1.94
1.40%	—	0.98	—	1.07	1.94
1.45%	1.27	0.98	0.88	1.07	1.66
1.50%	—	0.98	—	1.07	1.43
1.55%	—	0.98	—	1.07	1.93
1.60%	—	0.98	—	1.07	1.92
1.65%	—	0.98	—	1.06	1.92
1.70%	—	0.98	—	1.06	1.92
1.75%	—	0.98	—	1.06	1.91
1.80%	—	0.98	—	1.06	1.91
1.85%	—	0.98	—	1.06	1.43
1.90%	—	0.98	—	1.06	1.42

	FTVIPT Frank	FTVIPT Temp	GS VIT	GS VIT Sm	GS VIT U.S.
	Mutual Shares,	Global Bond,	Mid Cap Val,	Cap Eq Insights,	Eq Insights,
Subaccount	Cl 2	Cl 2	Inst	Inst	Inst

0.55%	$1.95	$0.98	$4.15	$2.71	$1.57
0.60%	1.33	0.98	—	—	—
0.75%	1.90	0.98	4.04	2.63	1.53
0.85%	1.42	0.98	—	—	1.48
0.95%	1.85	0.98	3.92	2.56	1.49
1.00%	1.95	0.98	2.89	—	1.79
1.05%	1.40	0.98	—	—	1.45
1.10%	1.40	0.98	—	—	1.45
1.15%	1.33	0.98	—	—	—
1.20%	1.90	0.98	2.82	—	1.75
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.39	0.98	—	—	1.43
1.30%	1.37	0.98	—	—	1.43
1.35%	1.56	0.98	—	—	—
1.40%	1.55	0.98	—	—	—
1.45%	1.37	0.98	—	—	1.41
1.50%	1.32	0.98	—	—	—
1.55%	1.55	0.98	—	—	—
1.60%	1.54	0.97	—	—	—
1.65%	1.54	0.97	—	—	—
1.70%	1.54	0.97	—	—	—
1.75%	1.53	0.97	—	—	—
1.80%	1.53	0.97	—	—	—
1.85%	1.32	0.97	—	—	—
1.90%	1.32	0.97	—	—	—

 312  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco
	Am Fran,	Am Fran,	Bal Risk Alloc,	Comstock,	VI Core Eq,
Subaccount	Ser I	Ser II	Ser II	Ser II	Ser I

0.55%	$1.35	$1.35	$0.99	$1.95	$—
0.60%	—	—	0.99	—	—
0.75%	1.35	1.34	0.98	1.91	—
0.85%	—	1.34	0.98	1.57	—
0.95%	1.34	1.34	0.98	1.87	—
1.00%	—	1.34	0.98	1.87	—
1.05%	—	1.34	0.98	1.55	—
1.10%	—	1.34	0.98	1.54	—
1.15%	—	—	0.98	—	—
1.20%	—	1.33	0.98	1.83	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.33	0.98	1.53	2.83
1.30%	—	1.33	0.98	1.52	—
1.35%	—	—	0.98	—	—
1.40%	—	—	0.98	—	—
1.45%	—	1.33	0.98	1.50	—
1.50%	—	—	0.98	—	—
1.55%	—	—	0.98	—	—
1.60%	—	—	0.98	—	—
1.65%	—	—	0.98	—	—
1.70%	—	—	0.98	—	—
1.75%	—	—	0.98	—	—
1.80%	—	—	0.98	—	—
1.85%	—	—	0.98	—	—
1.90%	—	—	0.98	—	—

	Invesco VI	Invesco VI	Invesco	Invesco	Invesco VI
	Div Divd,	Div Divd,	VI Global Hlth,	VI Intl Gro,	Mid Cap Gro,
Subaccount	Ser I	Ser II	Ser II	Ser II	Ser I

0.55%	$1.42	$—	$1.84	$1.76	$1.33
0.60%	—	—	—	—	—
0.75%	1.41	—	1.81	1.73	1.33
0.85%	—	1.39	1.90	1.53	—
0.95%	1.40	—	1.78	1.70	1.33
1.00%	1.40	—	1.78	1.69	1.32
1.05%	—	1.39	1.88	1.51	—
1.10%	—	1.39	1.87	1.50	—
1.15%	—	—	—	—	—
1.20%	1.39	—	1.75	1.67	1.32
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.38	1.85	1.49	—
1.30%	—	1.38	1.84	1.48	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	1.37	1.82	1.47	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  313

	Invesco VI	Invesco	Ivy	Janus Aspen	Janus Aspen
	Mid Cap Gro,	VI Tech,	VIP Asset	Enterprise,	Flex Bond,
Subaccount	Ser II	Ser I	Strategy	Serv	Serv

0.55%	$1.33	$1.17	$1.21	$1.11	$0.99
0.60%	—	—	1.21	—	0.99
0.75%	1.33	1.14	1.20	1.08	0.98
0.85%	1.32	—	1.20	—	0.98
0.95%	1.32	1.12	1.20	1.05	0.98
1.00%	1.32	1.30	1.20	—	0.98
1.05%	1.32	—	1.20	—	0.98
1.10%	1.32	—	1.20	—	0.98
1.15%	—	—	1.20	—	0.98
1.20%	1.32	1.27	1.20	—	0.98
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.31	—	1.20	—	0.98
1.30%	1.31	—	1.20	—	0.98
1.35%	—	—	1.20	—	0.98
1.40%	—	—	1.20	—	0.98
1.45%	1.31	—	1.20	—	0.98
1.50%	—	—	1.20	—	0.98
1.55%	—	—	1.20	—	0.98
1.60%	—	—	1.20	—	0.98
1.65%	—	—	1.20	—	0.98
1.70%	—	—	1.20	—	0.98
1.75%	—	—	1.20	—	0.98
1.80%	—	—	1.19	—	0.98
1.85%	—	—	1.19	—	0.98
1.90%	—	—	1.19	—	0.98

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Lazard Ret
	Gbl Alloc Mod,	Global Tech,	Janus,	Overseas,	Global Dyn
Subaccount	Serv	Serv	Serv	Serv	MA, Serv

0.55%	$1.19	$0.82	$1.39	$1.57	$1.13
0.60%	1.19	—	1.31	—	1.13
0.75%	1.18	0.80	1.38	1.53	1.12
0.85%	1.18	—	1.37	—	1.12
0.95%	1.18	0.78	1.36	1.49	1.12
1.00%	1.18	1.98	1.35	2.61	1.12
1.05%	1.18	—	1.35	—	1.12
1.10%	1.18	—	1.34	—	1.12
1.15%	1.17	—	1.30	—	1.12
1.20%	1.17	1.93	1.33	2.55	1.12
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.17	—	1.33	—	1.12
1.30%	1.17	—	1.33	—	1.12
1.35%	1.17	—	1.63	—	1.12
1.40%	1.17	—	1.63	—	1.12
1.45%	1.17	—	1.31	—	1.12
1.50%	1.17	—	1.29	—	1.12
1.55%	1.17	—	1.62	—	1.12
1.60%	1.17	—	1.62	—	1.12
1.65%	1.16	—	1.61	—	1.12
1.70%	1.16	—	1.61	—	1.12
1.75%	1.16	—	1.61	—	1.12
1.80%	1.16	—	1.61	—	1.12
1.85%	1.16	—	1.28	—	1.12
1.90%	1.16	—	1.28	—	1.12

 314  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	MFS	MFS	MFS	MS UIF Global	MS UIF
	Inv Gro Stock,	New Dis,	Utilities,	Real Est,	Mid Cap Gro,
Subaccount	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

0.55%	$1.14	$2.03	$3.00	$1.25	$1.79
0.60%	—	—	1.28	—	1.26
0.75%	1.11	1.97	2.93	1.23	1.76
0.85%	1.72	—	2.03	1.28	1.91
0.95%	1.08	1.92	2.86	1.21	1.74
1.00%	1.69	2.28	3.56	1.20	1.73
1.05%	1.70	—	2.00	1.26	1.89
1.10%	1.69	—	1.99	1.25	1.88
1.15%	—	—	1.28	—	1.26
1.20%	1.65	2.23	3.47	1.19	1.70
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.67	—	1.97	1.24	1.86
1.30%	1.66	—	1.96	1.24	1.85
1.35%	—	—	1.63	—	1.67
1.40%	—	—	1.63	—	1.67
1.45%	1.65	—	1.94	1.22	1.83
1.50%	—	—	1.27	—	1.25
1.55%	—	—	1.62	—	1.66
1.60%	—	—	1.62	—	1.66
1.65%	—	—	1.61	—	1.66
1.70%	—	—	1.61	—	1.65
1.75%	—	—	1.61	—	1.65
1.80%	—	—	1.61	—	1.65
1.85%	—	—	1.26	—	1.25
1.90%	—	—	1.26	—	1.25

	NB AMT	NB AMT	Oppen	Oppen	Oppen Global
	Intl Eq,	Soc Responsive,	Eq Inc VA,	Global VA,	Strategic Inc VA,
Subaccount	Cl S	Cl S	Serv	Serv	Srv

0.55%	$1.12	$—	$—	$2.12	$1.62
0.60%	—	1.36	—	1.34	0.97
0.75%	1.10	—	—	2.07	1.58
0.85%	1.23	1.66	1.32	1.58	1.47
0.95%	1.08	1.70	—	2.03	1.55
1.00%	1.08	—	—	2.02	1.55
1.05%	1.21	1.63	1.30	1.55	1.45
1.10%	1.21	1.63	1.29	1.55	1.44
1.15%	—	1.37	—	1.36	0.97
1.20%	1.06	1.69	—	1.98	1.51
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.19	1.61	1.28	1.53	1.43
1.30%	1.19	1.60	1.27	1.52	1.42
1.35%	—	1.68	—	1.60	0.97
1.40%	—	1.68	—	1.60	0.97
1.45%	1.17	1.58	1.26	1.51	1.41
1.50%	—	1.36	—	1.35	0.97
1.55%	—	1.67	—	1.59	0.97
1.60%	—	1.66	—	1.59	0.96
1.65%	—	1.66	—	1.58	0.96
1.70%	—	1.66	—	1.58	0.96
1.75%	—	1.66	—	1.58	0.96
1.80%	—	1.65	—	1.58	0.96
1.85%	—	1.35	—	1.34	0.96
1.90%	—	1.35	—	1.34	0.96

RIVERSOURCE VARIABLE ACCOUNT 10  ■  315

	Oppen Main St	PIMCO	PIMCO VIT Glb	PIMCO VIT	Put VT
	Sm Cap VA,	VIT All Asset,	MA Man Alloc,	Tot Return,	Global Hlth Care,
Subaccount	Serv	Advisor Cl	Adv Cl	Advisor Cl	Cl IB

0.55%	$2.30	$1.47	$0.95	$0.96	$1.97
0.60%	1.43	1.07	0.95	0.96	—
0.75%	2.25	1.45	0.94	0.96	1.92
0.85%	1.73	1.47	0.94	0.96	—
0.95%	2.21	1.42	0.94	0.96	1.87
1.00%	2.20	1.42	0.94	0.96	1.94
1.05%	1.70	1.45	0.94	0.96	—
1.10%	1.69	1.45	0.94	0.96	—
1.15%	1.43	1.07	0.94	0.96	—
1.20%	2.16	1.40	0.94	0.96	1.89
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.68	1.43	0.94	0.96	—
1.30%	1.67	1.42	0.94	0.96	—
1.35%	1.90	1.19	0.93	0.96	—
1.40%	1.90	1.19	0.93	0.96	—
1.45%	1.65	1.41	0.93	0.96	—
1.50%	1.42	1.06	0.93	0.96	—
1.55%	1.89	1.18	0.93	0.96	—
1.60%	1.88	1.18	0.93	0.96	—
1.65%	1.88	1.18	0.93	0.96	—
1.70%	1.88	1.18	0.93	0.96	—
1.75%	1.87	1.18	0.93	0.96	—
1.80%	1.87	1.17	0.93	0.96	—
1.85%	1.42	1.05	0.93	0.95	—
1.90%	1.41	1.05	0.93	0.95	—

	Put VT	Put VT	Put VT	Royce	Third
	Intl Eq,	Multi-Cap Gro,	Multi-Cap Gro,	Micro-Cap,	Ave
Subaccount	Cl IB	Cl IA	Cl IB	Invest Cl	Val

0.55%	$1.71	$—	$1.68	$4.55	$3.44
0.60%	—	—	—	—	—
0.75%	1.67	—	1.67	4.42	3.34
0.85%	—	—	—	—	—
0.95%	1.63	—	1.66	4.30	3.24
1.00%	1.78	—	1.66	—	—
1.05%	—	—	—	—	—
1.10%	—	—	—	—	—
1.15%	—	—	—	—	—
1.20%	1.74	—	1.65	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.15	—	—	—
1.30%	—	—	—	—	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	—	—	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

 316  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	VanEck VIP	VP	VP	VP AC	VP Loomis
	Global Gold,	Aggr,	Aggr,	Div Bond,	Sayles Gro,
Subaccount	Cl S	Cl 2	Cl 4	Cl 2	Cl 2

0.55%	$0.77	$1.47	$1.47	$—	$—
0.60%	0.77	1.23	—	1.00	1.26
0.75%	0.77	1.46	1.46	—	—
0.85%	0.77	1.46	1.46	1.07	1.72
0.95%	0.77	1.45	1.45	1.06	1.72
1.00%	0.77	1.45	1.45	—	—
1.05%	0.77	1.44	1.45	1.06	1.71
1.10%	0.77	1.44	1.44	1.06	1.71
1.15%	0.77	1.23	—	0.99	1.25
1.20%	0.77	1.44	1.44	1.06	1.70
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.76	1.43	1.44	1.05	1.70
1.30%	0.76	1.43	1.43	1.05	1.70
1.35%	0.76	1.49	—	1.05	1.69
1.40%	0.76	1.48	—	1.05	1.69
1.45%	0.76	1.42	1.43	1.05	1.69
1.50%	0.76	1.22	—	0.98	1.24
1.55%	0.76	1.48	—	1.04	1.68
1.60%	0.76	1.47	—	1.04	1.68
1.65%	0.76	1.47	—	1.04	1.68
1.70%	0.76	1.47	—	1.04	1.67
1.75%	0.76	1.47	—	1.04	1.67
1.80%	0.76	1.46	—	1.03	1.67
1.85%	0.76	1.21	—	0.98	1.23
1.90%	0.76	1.21	—	0.98	1.23

	VP AQR Man	VP BR Gl	VP BR Gl	VP Col Wanger	VP Col
	Fut Strategy,	Infl Prot Sec,	Infl Prot Sec,	Intl Eq,	Wanger US Eq,
Subaccount	Cl 2	Cl 2	Cl 3	Cl 2	Cl 2

0.55%	$1.03	$—	$1.34	$—	$—
0.60%	1.03	0.99	—	1.28	1.36
0.75%	1.03	—	1.32	—	—
0.85%	1.03	1.09	1.29	1.51	1.93
0.95%	1.03	1.08	1.30	1.50	1.92
1.00%	1.03	—	1.29	—	—
1.05%	1.03	1.08	1.27	1.50	1.91
1.10%	1.03	1.08	1.26	1.49	1.91
1.15%	1.03	0.98	—	1.29	1.37
1.20%	1.03	1.07	1.27	1.49	1.90
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.03	1.07	1.25	1.49	1.90
1.30%	1.03	1.07	1.24	1.48	1.90
1.35%	1.03	1.07	—	1.48	1.89
1.40%	1.03	1.07	—	1.48	1.89
1.45%	1.03	1.06	1.23	1.48	1.89
1.50%	1.03	0.97	—	1.28	1.36
1.55%	1.03	1.06	—	1.47	1.88
1.60%	1.03	1.06	—	1.47	1.88
1.65%	1.02	1.06	—	1.47	1.87
1.70%	1.02	1.06	—	1.46	1.87
1.75%	1.02	1.05	—	1.46	1.87
1.80%	1.02	1.05	—	1.46	1.86
1.85%	1.02	0.96	—	1.27	1.35
1.90%	1.02	0.96	—	1.27	1.35

RIVERSOURCE VARIABLE ACCOUNT 10  ■  317

	VP	VP	VP DFA	VP EV	VP GS Commodity
	Conserv,	Conserv,	Intl Val,	Floating Rate Inc,	Strategy,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 2	Cl 2

0.55%	$1.18	$1.18	$—	$—	$0.92
0.60%	1.06	—	1.22	1.07	0.92
0.75%	1.17	1.17	—	—	0.92
0.85%	1.17	1.16	1.29	1.16	0.92
0.95%	1.16	1.16	1.29	1.15	0.92
1.00%	1.16	1.16	—	—	0.92
1.05%	1.16	1.16	1.28	1.15	0.92
1.10%	1.15	1.15	1.28	1.15	0.92
1.15%	1.05	—	1.26	1.06	0.92
1.20%	1.15	1.15	1.28	1.14	0.92
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.15	1.15	1.28	1.14	0.92
1.30%	1.15	1.14	1.27	1.14	0.92
1.35%	1.15	—	1.27	1.14	0.92
1.40%	1.15	—	1.27	1.14	0.92
1.45%	1.14	1.14	1.27	1.13	0.92
1.50%	1.04	—	1.26	1.05	0.92
1.55%	1.14	—	1.26	1.13	0.92
1.60%	1.14	—	1.26	1.13	0.92
1.65%	1.14	—	1.26	1.13	0.92
1.70%	1.14	—	1.26	1.12	0.91
1.75%	1.13	—	1.25	1.12	0.91
1.80%	1.13	—	1.25	1.12	0.91
1.85%	1.04	—	1.25	1.05	0.91
1.90%	1.04	—	1.25	1.05	0.91

	VP Holl	VP Invesco	VP JPM	VP Jennison	VP MFS
	Lg Cap Gro,	Intl Gro,	Core Bond,	Mid Cap Gro,	Val,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	$—	$—	$—	$—	$—
0.60%	1.25	1.23	1.00	1.28	1.38
0.75%	—	—	—	—	—
0.85%	1.72	1.44	1.07	1.75	1.77
0.95%	1.72	1.44	1.06	1.75	1.76
1.00%	—	—	—	—	—
1.05%	1.71	1.43	1.06	1.74	1.75
1.10%	1.71	1.43	1.06	1.74	1.75
1.15%	1.23	1.25	0.99	1.28	1.38
1.20%	1.70	1.43	1.05	1.73	1.74
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.70	1.42	1.05	1.73	1.74
1.30%	1.70	1.42	1.05	1.73	1.74
1.35%	1.69	1.42	1.05	1.72	1.74
1.40%	1.69	1.42	1.05	1.72	1.73
1.45%	1.69	1.41	1.04	1.72	1.73
1.50%	1.23	1.24	0.98	1.27	1.38
1.55%	1.68	1.41	1.04	1.71	1.72
1.60%	1.68	1.41	1.04	1.71	1.72
1.65%	1.68	1.40	1.04	1.71	1.72
1.70%	1.67	1.40	1.04	1.70	1.71
1.75%	1.67	1.40	1.03	1.70	1.71
1.80%	1.67	1.40	1.03	1.70	1.71
1.85%	1.22	1.23	0.98	1.26	1.37
1.90%	1.22	1.23	0.98	1.26	1.37

 318  ■  RIVERSOURCE VARIABLE ACCOUNT 10

		VP	VP Mod	VP Mod	VP Mod
	VP Mod,	Mod,	Aggr,	Aggr,	Conserv,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

0.55%	$1.34	$1.34	$1.41	$1.41	$1.25
0.60%	1.14	—	1.18	—	1.10
0.75%	1.33	1.33	1.40	1.40	1.24
0.85%	1.32	1.32	1.39	1.39	1.24
0.95%	1.32	1.32	1.39	1.39	1.23
1.00%	1.31	1.32	1.39	1.39	1.23
1.05%	1.31	1.31	1.38	1.38	1.23
1.10%	1.31	1.31	1.38	1.38	1.23
1.15%	1.14	—	1.18	—	1.09
1.20%	1.30	1.31	1.37	1.38	1.22
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.30	1.30	1.37	1.37	1.22
1.30%	1.30	1.30	1.37	1.37	1.22
1.35%	1.32	—	1.40	—	1.23
1.40%	1.31	—	1.40	—	1.22
1.45%	1.29	1.29	1.36	1.36	1.21
1.50%	1.13	—	1.17	—	1.08
1.55%	1.31	—	1.39	—	1.22
1.60%	1.30	—	1.39	—	1.22
1.65%	1.30	—	1.39	—	1.21
1.70%	1.30	—	1.38	—	1.21
1.75%	1.30	—	1.38	—	1.21
1.80%	1.30	—	1.38	—	1.21
1.85%	1.12	—	1.17	—	1.08
1.90%	1.12	—	1.16	—	1.07

	VP Mod	VP MS	VP NFJ	VP Nuveen	VP Ptnrs
	Conserv,	Global Real Est,	Divd Val,	Winslow Lg Cap Gro,	Sm Cap Gro,
Subaccount	Cl 4	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	$1.26	$—	$—	$—	$—
0.60%	—	1.16	1.32	1.30	1.35
0.75%	1.25	—	—	—	—
0.85%	1.24	1.41	1.72	1.85	1.94
0.95%	1.24	1.41	1.71	1.84	1.93
1.00%	1.23	—	—	—	—
1.05%	1.23	1.40	1.71	1.84	1.93
1.10%	1.23	1.40	1.70	1.83	1.92
1.15%	—	1.17	1.33	1.28	1.34
1.20%	1.23	1.40	1.70	1.83	1.92
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.22	1.39	1.70	1.82	1.91
1.30%	1.22	1.39	1.69	1.82	1.91
1.35%	—	1.39	1.69	1.82	1.91
1.40%	—	1.39	1.69	1.81	1.90
1.45%	1.21	1.39	1.68	1.81	1.90
1.50%	—	1.16	1.32	1.27	1.34
1.55%	—	1.38	1.68	1.80	1.90
1.60%	—	1.38	1.68	1.80	1.89
1.65%	—	1.38	1.67	1.80	1.89
1.70%	—	1.37	1.67	1.79	1.88
1.75%	—	1.37	1.67	1.79	1.88
1.80%	—	1.37	1.66	1.79	1.88
1.85%	—	1.15	1.31	1.27	1.33
1.90%	—	1.15	1.31	1.27	1.33

RIVERSOURCE VARIABLE ACCOUNT 10  ■  319

	VP Ptnrs	VP Ptnrs	VP TCW	VP Pyramis	VP Pyrford
	Sm Cap Val,	Sm Cap Val,	Core Plus Bond,	Intl Eq,	Intl Eq,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 2	Cl 2

0.55%	$—	$2.99	$—	$—	$1.05
0.60%	1.37	—	0.98	1.29	1.05
0.75%	—	2.93	—	—	1.05
0.85%	1.75	1.71	1.02	1.45	1.05
0.95%	1.74	2.86	1.02	1.45	1.05
1.00%	—	2.69	—	—	1.05
1.05%	1.74	1.69	1.02	1.44	1.05
1.10%	1.74	1.68	1.02	1.44	1.05
1.15%	1.37	—	0.97	1.32	1.05
1.20%	1.73	2.63	1.01	1.44	1.05
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.73	1.66	1.01	1.43	1.05
1.30%	1.72	1.66	1.01	1.43	1.05
1.35%	1.72	—	1.01	1.43	1.05
1.40%	1.72	—	1.00	1.43	1.05
1.45%	1.71	1.64	1.00	1.42	1.05
1.50%	1.36	—	0.96	1.31	1.05
1.55%	1.71	—	1.00	1.42	1.05
1.60%	1.71	—	1.00	1.42	1.05
1.65%	1.70	—	1.00	1.42	1.05
1.70%	1.70	—	0.99	1.41	1.05
1.75%	1.70	—	0.99	1.41	1.05
1.80%	1.69	—	0.99	1.41	1.05
1.85%	1.36	—	0.96	1.30	1.04
1.90%	1.35	—	0.96	1.30	1.04

	VP Sit	VP Sit	VP Vty	VP Vty	VP WF Short
	Divd Gro,	Divd Gro,	Estb Val,	Estb Val,	Duration Govt,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.55%	$—	$1.35	$—	$2.07	$—
0.60%	1.26	—	1.40	—	1.00
0.75%	—	1.32	—	2.03	—
0.85%	1.55	1.35	1.78	1.73	1.01
0.95%	1.55	1.30	1.77	1.99	1.01
1.00%	—	1.29	—	1.98	—
1.05%	1.54	1.33	1.77	1.70	1.01
1.10%	1.54	1.32	1.76	1.70	1.00
1.15%	1.26	—	1.40	—	0.99
1.20%	1.53	1.27	1.76	1.94	1.00
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.53	1.31	1.75	1.68	1.00
1.30%	1.53	1.30	1.75	1.67	1.00
1.35%	1.52	—	1.75	—	1.00
1.40%	1.52	—	1.74	—	0.99
1.45%	1.52	1.29	1.74	1.65	0.99
1.50%	1.25	—	1.39	—	0.98
1.55%	1.51	—	1.74	—	0.99
1.60%	1.51	—	1.73	—	0.99
1.65%	1.51	—	1.73	—	0.99
1.70%	1.51	—	1.73	—	0.98
1.75%	1.50	—	1.72	—	0.98
1.80%	1.50	—	1.72	—	0.98
1.85%	1.25	—	1.38	—	0.97
1.90%	1.25	—	1.38	—	0.97

 320  ■  RIVERSOURCE VARIABLE ACCOUNT 10

			WF Adv VT	WF Adv	WF Adv
	Wanger	Wanger	Index Asset Alloc,	VT Intl Eq,	VT Opp,
Subaccount	Intl	USA	Cl 2	Cl 2	Cl 2

0.55%	$3.34	$3.19	$1.79	$1.66	$2.21
0.60%	—	—	—	—	1.31
0.75%	3.24	3.10	1.74	1.62	2.15
0.85%	1.76	1.76	—	1.18	1.75
0.95%	3.15	3.01	1.70	1.59	2.10
1.00%	3.79	2.68	1.79	1.58	2.18
1.05%	1.73	1.73	—	1.16	1.72
1.10%	1.73	1.73	—	1.16	1.72
1.15%	—	—	—	—	1.31
1.20%	3.70	2.61	1.74	1.55	2.13
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.71	1.71	—	1.14	1.70
1.30%	1.70	1.70	—	1.14	1.69
1.35%	—	—	—	—	1.68
1.40%	—	—	—	—	1.68
1.45%	1.68	1.68	—	1.13	1.67
1.50%	—	—	—	—	1.30
1.55%	—	—	—	—	1.67
1.60%	—	—	—	—	1.67
1.65%	—	—	—	—	1.66
1.70%	—	—	—	—	1.66
1.75%	—	—	—	—	1.66
1.80%	—	—	—	—	1.66
1.85%	—	—	—	—	1.29
1.90%	—	—	—	—	1.29

	WF Adv VT	WA Var Global
	Sm Cap Gro,	Hi Yd Bond,
Subaccount	Cl 2	Cl II

0.55%	$2.29	$1.02
0.60%	1.39	1.02
0.75%	2.24	1.02
0.85%	2.15	1.01
0.95%	2.18	1.01
1.00%	2.51	1.01
1.05%	2.12	1.01
1.10%	2.11	1.01
1.15%	1.39	1.01
1.20%	2.46	1.01
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	2.09	1.01
1.30%	2.08	1.01
1.35%	1.90	1.01
1.40%	1.89	1.01
1.45%	2.06	1.01
1.50%	1.38	1.01
1.55%	1.88	1.01
1.60%	1.88	1.01
1.65%	1.88	1.01
1.70%	1.87	1.01
1.75%	1.87	1.01
1.80%	1.87	1.01
1.85%	1.37	1.01
1.90%	1.37	1.01

RIVERSOURCE VARIABLE ACCOUNT 10  ■  321

The following is a summary of units outstanding at Dec. 31, 2013:

	AB VPS	AB VPS Global	AB VPS	AB VPS	AB VPS
	Dyn Asset Alloc,	Thematic Gro,	Gro & Inc,	Intl Val,	Lg Cap Gro,
Subaccount	Cl B	Cl B	Cl B	Cl B	Cl B

0.55%	33,425	36,663	213,245	674,926	—
0.60%	—	—	—	—	—
0.75%	542,497	1,916,666	34,404,699	56,626,448	—
0.85%	215,288	1,789,940	5,716,933	19,928,623	1,589,285
0.95%	790,567	1,106,467	20,041,044	31,752,977	589,132
1.00%	70,361	201,093	3,346,421	6,770,909	—
1.05%	441,955	669,835	3,852,535	9,680,631	1,152,314
1.10%	112,240	644,347	1,459,165	7,466,937	502,689
1.15%	—	—	—	—	388
1.20%	432,601	309,386	1,713,863	3,099,221	659,807
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	47,844	36,903	202,001	857,172	70,048
1.30%	412,054	212,638	511,520	3,512,896	814,394
1.35%	21,876	—	—	—	113,477
1.40%	—	—	—	—	34,429
1.45%	95,121	32,511	175,493	664,122	66,071
1.50%	3,389	—	—	—	428,611
1.55%	59,955	—	—	—	16,726
1.60%	80,231	—	—	—	12,598
1.65%	76,432	—	—	—	6,651
1.70%	—	—	—	—	9,585
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	3,435,836	6,956,449	71,636,919	141,034,862	6,066,205

		AC VP	AC VP	AC VP	AC VP
	ALPS Alerian Engy Infr,	Intl,	Intl,	Mid Cap Val,	Ultra,
Subaccount	Class III	Cl I	Cl II	Cl II	Cl II

0.55%	222,598	3,859	141,164	444,961	81,147
0.60%	—	—	—	—	—
0.75%	4,271,276	5,037,467	12,866,217	9,110,165	7,241,826
0.85%	2,030,257	—	—	6,113,439	3,082,654
0.95%	3,655,330	4,383,701	7,793,773	6,845,099	3,871,324
1.00%	374,182	—	2,059,161	1,161,090	1,136,999
1.05%	1,161,155	—	—	3,799,169	1,424,767
1.10%	938,290	—	—	1,986,609	597,537
1.15%	—	—	—	—	—
1.20%	543,410	—	849,570	599,068	769,989
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	64,946	—	—	301,705	104,998
1.30%	742,220	—	—	1,059,087	232,787
1.35%	247,044	—	—	—	—
1.40%	169,776	—	—	—	—
1.45%	141,187	—	—	241,112	75,284
1.50%	39,180	—	—	—	—
1.55%	12,608	—	—	—	—
1.60%	2,736	—	—	—	—
1.65%	5,495	—	—	—	—
1.70%	81,254	—	—	—	—
1.75%	—	—	—	—	—
1.80%	54,726	—	—	—	—
1.85%	1,661	—	—	—	—
1.90%	—	—	—	—	—

Total	14,759,331	9,425,027	23,709,885	31,661,504	18,619,312

 322  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	AC VP	AC VP	BlackRock	Calvert	CB Var
	Val,	Val,	Global Alloc,	VP SRI	Sm Cap Gro,
Subaccount	Cl I	Cl II	Cl III	Bal	Cl I

0.55%	132,287	374,077	129,615	2,030	46,450
0.60%	—	—	—	—	—
0.75%	10,945,911	42,005,096	10,851,033	10,738,250	1,999,257
0.85%	—	13,907,020	4,564,703	—	2,944,532
0.95%	9,063,515	29,233,665	11,698,815	5,639,034	1,651,762
1.00%	—	6,276,852	1,890,192	1,364,833	361,159
1.05%	—	10,764,079	2,657,023	—	2,011,290
1.10%	—	4,230,666	1,895,920	—	1,209,489
1.15%	—	23,355	528	—	—
1.20%	—	4,853,489	1,905,560	614,084	184,232
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	940,760	267,712	—	69,296
1.30%	—	3,201,408	2,066,827	—	640,153
1.35%	—	678,898	656,523	—	—
1.40%	—	165,933	533,882	—	—
1.45%	—	959,585	437,558	—	154,186
1.50%	—	335,466	234,336	—	—
1.55%	—	152,471	124,081	—	—
1.60%	—	13,055	133,014	—	—
1.65%	—	152,434	93,512	—	—
1.70%	—	36,473	133,507	—	—
1.75%	—	—	113,787	—	—
1.80%	—	59,678	56,109	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	20,141,713	118,364,460	40,444,237	18,358,231	11,271,806

	Col VP	Col VP	Col VP	Col VP	Col VP
	Bal,	Cash Mgmt,	Cash Mgmt,	Commodity Strategy,	Contrarian Core,
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Cl 2

0.55%	428,160	—	441,040	—	41,895
0.60%	—	—	—	—	—
0.75%	45,324,733	—	76,751,499	148,220	1,941,418
0.85%	9,897,993	799,508	24,233,525	37,774	684,442
0.95%	33,040,143	5,954,414	50,331,334	149,750	2,047,602
1.00%	4,776,142	—	7,544,124	21,979	217,385
1.05%	6,120,730	1,502,325	17,103,140	25,068	575,891
1.10%	3,743,098	2,558,136	7,882,667	124,331	820,875
1.15%	34,908	116,576	—	—	—
1.20%	3,680,610	3,840,584	3,817,319	32,314	342,044
1.25%	—	—	—	—	—
1.25%	1,285,916	—	3,508,552	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	29,047,410	—	21,181,729	—	—
1.25%	—	—	—	4,479	3,115
1.30%	3,300,218	1,679,568	3,149,967	20,703	405,520
1.35%	241,575	1,916,296	—	16,413	351,958
1.40%	434,072	465,524	—	—	22,521
1.45%	918,337	402,138	2,677,593	48,880	85,295
1.50%	248,929	844,121	—	9,293	11,517
1.55%	241,887	—	—	10,529	7,006
1.60%	116,034	76,984	—	—	24,407
1.65%	66,819	127,561	—	—	—
1.70%	56,044	2,259	—	—	51,473
1.75%	3,507	—	—	—	—
1.80%	151,577	59,313	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	143,158,842	20,345,307	218,622,489	649,733	7,634,364

RIVERSOURCE VARIABLE ACCOUNT 10  ■  323

	Col VP	Col VP	Col VP	Col VP	Col VP
	Core Bond,	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,
Subaccount	Cl 2	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	—	—	1,573,983	—	1,443,327
0.60%	—	—	—	—	—
0.75%	250,226	—	145,968,227	—	144,917,097
0.85%	82,129	2,007,975	40,443,649	1,151,861	48,373,989
0.95%	427,542	5,271,412	107,141,245	3,247,552	87,068,770
1.00%	269,494	—	16,830,483	—	16,711,562
1.05%	84,309	2,155,769	28,282,390	1,295,365	22,806,814
1.10%	95,557	1,743,945	11,515,612	859,528	13,068,961
1.15%	—	49,702	—	33,604	—
1.20%	44,844	3,596,663	12,817,268	1,738,508	7,056,684
1.25%	—	—	—	—	38,256,264
1.25%	—	—	1,936,237	—	2,124,730
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	29,290,542	—	—
1.25%	27,233	145,183	—	—	—
1.30%	7,937	3,774,723	7,338,023	1,364,977	6,329,931
1.35%	95,401	578,852	—	590,579	—
1.40%	—	868,194	—	555,280	—
1.45%	88,392	379,484	3,067,502	296,080	1,869,260
1.50%	1,644	190,940	—	1,683,989	—
1.55%	—	223,955	—	35,968	—
1.60%	11,005	53,625	—	117,134	—
1.65%	—	375,551	—	113,903	—
1.70%	—	40,539	—	54,576	—
1.75%	—	2,532	—	9,662	—
1.80%	—	75,081	—	96,229	—
1.85%	—	—	—	71,524	—
1.90%	—	—	—	20,496	—

Total	1,485,713	21,534,125	406,205,161	13,336,815	390,027,389

	Col VP Emerg	Col VP	Col VP	Col VP	Col VP
	Mkts Bond,	Emer Mkts,	Emer Mkts,	Global Bond,	Global Bond,
Subaccount	Cl 2	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	42,504	—	738,228	—	726,269
0.60%	—	—	—	—	—
0.75%	791,612	—	33,012,921	—	46,671,698
0.85%	296,482	1,819,055	14,575,173	1,425,309	15,294,167
0.95%	1,137,402	3,909,722	18,676,510	2,699,109	36,258,202
1.00%	198,855	—	3,420,610	—	5,125,333
1.05%	339,626	1,000,891	6,986,717	720,851	10,356,462
1.10%	274,208	584,273	4,899,900	225,394	3,332,346
1.15%	—	40,262	—	—	—
1.20%	254,428	2,147,499	1,470,132	1,916,250	4,069,099
1.25%	—	—	21,919,236	—	—
1.25%	—	—	627,500	—	710,921
1.25%	—	—	—	—	—
1.25%	—	—	—	—	9,072,816
1.25%	—	—	—	—	—
1.25%	18,437	18,302	—	17,399	—
1.30%	139,259	1,156,981	1,980,561	762,169	3,322,153
1.35%	61,453	564,524	—	239,327	—
1.40%	50,517	434,627	—	408,986	—
1.45%	152,167	218,094	506,049	200,451	972,464
1.50%	22,079	296,054	—	138,822	—
1.55%	9,778	202,183	—	70,611	—
1.60%	—	31,392	—	18,302	—
1.65%	8,302	196,859	—	176,233	—
1.70%	22,840	39,519	—	57,617	—
1.75%	—	19,356	—	—	—
1.80%	—	20,269	—	66,382	—
1.85%	—	—	—	—	—
1.90%	—	9,742	—	—	—

Total	3,819,949	12,709,604	108,813,537	9,143,212	135,911,930

 324  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield Bond,	Hi Yield Bond,	Inc Opp,	Inc Opp,	Intl Opp,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.55%	—	847,451	435,427	924,019	—
0.60%	—	—	—	—	—
0.75%	—	69,676,457	31,634,299	36,897,364	—
0.85%	3,198,917	16,768,897	12,399,903	13,238,160	465,473
0.95%	4,568,061	55,214,070	15,891,380	24,731,236	888,872
1.00%	—	5,972,368	5,334,186	4,372,639	—
1.05%	1,376,297	11,145,574	8,672,159	8,333,786	1,022,965
1.10%	1,069,234	4,679,746	3,927,730	4,478,196	169,768
1.15%	92,052	—	103,988	—	—
1.20%	2,365,932	4,733,794	5,109,993	3,285,616	674,325
1.25%	—	—	—	—	—
1.25%	—	622,377	—	—	—
1.25%	—	—	—	—	—
1.25%	—	17,662,553	—	—	—
1.25%	—	—	—	—	—
1.25%	23,580	—	683,859	532,287	—
1.30%	2,077,014	2,887,235	3,341,071	2,725,515	238,393
1.35%	827,193	—	752,904	—	176,148
1.40%	449,093	—	698,346	—	44,890
1.45%	472,934	1,517,281	1,199,301	978,537	48,206
1.50%	677,845	—	1,039,521	—	221,535
1.55%	254,162	—	330,050	—	25,306
1.60%	33,942	—	41,614	—	9,005
1.65%	127,138	—	216,180	—	66,792
1.70%	125,132	—	141,153	—	1,780
1.75%	3,360	—	9,887	—	—
1.80%	71,662	—	50,490	—	24,927
1.85%	77,657	—	107,475	—	2,051
1.90%	37,208	—	—	—	25,792

Total	17,928,413	191,727,803	92,120,916	100,497,355	4,106,228

	Col VP	Col VP	Col VP	Col VP	Col VP
	Intl Opp,	Lg Cap Gro,	Lg Cap Gro,	Lg Core Quan,	Lg Core Quan,
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	322,757	—	1,277,692	—	386,318
0.60%	—	—	—	—	—
0.75%	22,743,453	—	78,647,393	—	136,764,590
0.85%	3,325,870	408,662	4,264,061	132,509	2,353,956
0.95%	14,336,066	1,074,246	44,063,079	553,285	69,471,893
1.00%	1,525,751	—	4,170,561	—	6,899,114
1.05%	2,717,023	528,420	2,343,534	235,901	1,928,267
1.10%	1,182,727	335,492	923,478	119,392	576,865
1.15%	—	23,415	—	26,487	—
1.20%	805,782	780,168	1,990,788	134,128	2,670,412
1.25%	—	—	—	—	—
1.25%	135,655	—	—	—	252,857
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	23,789,388	—	—	—	70,869,516
1.25%	—	5,566	182,749	—	—
1.30%	678,081	404,676	339,792	299,691	324,600
1.35%	—	139,694	—	244,720	—
1.40%	—	115,094	—	29,921	—
1.45%	207,015	67,203	133,117	34,972	47,326
1.50%	—	95,842	—	46,671	—
1.55%	—	133,082	—	12,029	—
1.60%	—	15,617	—	15,376	—
1.65%	—	54,932	—	31,314	—
1.70%	—	58,744	—	—	—
1.75%	—	13,662	—	8,761	—
1.80%	—	3,356	—	3,491	—
1.85%	—	—	—	2,024	—
1.90%	—	—	—	—	—

Total	71,769,568	4,257,871	138,336,244	1,930,672	292,545,714

RIVERSOURCE VARIABLE ACCOUNT 10  ■  325

	Col VP Limited	Col VP Man	Col VP Man	Col VP	Col VP Man
	Duration Cr,	Vol Conserv,	Vol Conserv Gro,	Man Vol Gro,	Vol Mod Gro,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	—	—	—	6,028,776	3,574,662
0.60%	—	—	—	—	—
0.75%	—	1,042,594	5,573,578	99,233,114	66,746,131
0.85%	633,118	5,180,661	21,256,017	446,881,108	297,687,388
0.95%	2,141,830	23,355,557	98,193,394	541,711,876	2,279,308,574
1.00%	—	—	380,755	11,316,294	5,808,075
1.05%	598,753	3,199,864	10,773,364	157,403,285	1,100,073,197
1.10%	318,873	12,421,694	60,795,235	303,834,240	459,819,674
1.15%	20,712	—	—	762,800	11,955,275
1.20%	1,412,987	3,636,788	9,694,487	52,707,615	141,006,619
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,736	—	—	—	—
1.30%	858,616	2,528,146	4,066,541	31,656,356	349,572,905
1.35%	328,351	2,817,872	13,384,897	39,274,616	80,023,265
1.40%	609,680	274,699	—	604,481	35,461,188
1.45%	530,579	806,583	2,147,046	2,515,172	12,151,996
1.50%	245,014	138,100	218,984	611,393	18,509,237
1.55%	166,650	—	—	471,558	16,474,887
1.60%	9,686	104,501	7,993	1,401,784	1,743,629
1.65%	303,864	—	—	395,108	3,801,878
1.70%	208,764	—	—	257,306	1,245,206
1.75%	—	—	209,488	—	4,624,663
1.80%	72,615	—	—	—	66,356
1.85%	—	—	—	—	127,407
1.90%	—	—	—	—	53,841

Total	8,464,828	55,507,059	226,701,779	1,697,066,882	4,889,836,053

	Col VP	Col VP	Col VP Mid	Col VP Mid	Col VP Mid
	Marsico Gro,	Marsico Intl Opp,	Cap Gro Opp,	Cap Gro Opp,	Cap Val Opp,
Subaccount	Cl 1	Cl 2	Cl 2	Cl 3	Cl 2

0.55%	711,358	579,455	—	90,107	—
0.60%	—	—	—	—	—
0.75%	44,030,520	12,640,676	—	18,999,781	—
0.85%	20,128,063	5,974,624	194,347	3,047,433	393,830
0.95%	25,062,254	8,265,950	383,918	10,975,579	1,382,755
1.00%	4,798,668	1,784,777	—	934,730	—
1.05%	9,541,972	3,412,366	94,492	1,715,703	518,858
1.10%	5,676,683	2,876,539	365,561	783,549	243,175
1.15%	—	8,131	3,149	—	4,362
1.20%	1,886,900	1,243,348	338,177	453,243	599,932
1.25%	—	—	—	—	—
1.25%	—	—	—	48,462	—
1.25%	—	—	—	21,171,891	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	967,548	469,728	15,349	—	—
1.30%	2,678,197	1,439,038	214,034	320,472	453,496
1.35%	—	154,012	76,070	—	140,574
1.40%	—	104,729	58,538	—	107,225
1.45%	705,334	260,197	31,563	102,666	31,755
1.50%	—	94,066	21,119	—	454,519
1.55%	—	24,676	7,581	—	8,023
1.60%	—	8,790	11,083	—	20,283
1.65%	—	19,965	46,425	—	56,390
1.70%	—	14,472	41,014	—	3,951
1.75%	—	—	3,716	—	6,588
1.80%	—	1,497	—	—	59,975
1.85%	—	4,373	2,155	—	34,207
1.90%	—	—	—	—	—

Total	116,187,497	39,381,409	1,908,291	58,643,616	4,519,898

 326  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Col VP Mid	Col VP Multi-	Col VP	Col VP Select	Col VP Select
	Cap Val Opp,	Strategy Alt,	S&P 500,	Lg Cap Val,	Lg Cap Val,
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	370,369	1,454	184,633	—	282,171
0.60%	—	—	—	—	—
0.75%	17,693,501	731,562	52,070,846	—	11,118,497
0.85%	11,989,979	392,784	8,859,840	229,968	3,251,653
0.95%	10,346,290	707,012	38,403,580	533,060	6,538,929
1.00%	1,944,041	270,524	4,282,116	—	851,162
1.05%	6,339,310	232,863	5,851,061	280,470	1,951,101
1.10%	2,885,750	975,570	2,861,976	198,982	655,618
1.15%	—	—	—	—	—
1.20%	813,545	251,584	3,312,104	426,527	709,550
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	255,544	28,185	301,836	4,924	90,312
1.30%	1,701,802	407,497	2,370,810	450,362	606,447
1.35%	—	166,723	558,234	155,225	—
1.40%	—	7,693	234,964	54,199	—
1.45%	310,603	229,493	538,366	73,045	181,512
1.50%	—	—	181,381	71,987	—
1.55%	—	10,429	74,795	32,444	—
1.60%	—	—	47,709	8,765	—
1.65%	—	11,331	74,328	45,283	—
1.70%	—	—	34,418	43,614	—
1.75%	—	—	1,620	3,038	—
1.80%	—	—	1,219	59,280	—
1.85%	—	—	41,331	—	—
1.90%	—	—	—	—	—

Total	54,650,734	4,424,704	120,287,167	2,671,173	26,236,952

	Col VP Select	Col VP Select	Col VP	Col VP US	Col VP US
	Sm Cap Val,	Sm Cap Val,	Strategic Inc,	Govt Mtge,	Govt Mtge,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 2	Cl 3

0.55%	—	126,595	—	—	234,254
0.60%	—	—	—	—	—
0.75%	—	11,928,440	—	—	43,682,994
0.85%	118,933	2,064,671	1,676,998	191,406	12,118,365
0.95%	563,815	7,407,315	3,946,914	1,115,543	37,054,235
1.00%	—	961,026	—	—	5,201,111
1.05%	89,030	1,596,709	1,217,418	999,808	6,635,399
1.10%	215,031	895,597	707,373	993,555	2,506,529
1.15%	—	—	138,916	66,307	—
1.20%	658,621	424,235	2,602,284	744,865	5,295,317
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	65,304	58,923	—	1,028,925
1.30%	246,903	582,085	2,098,337	331,057	2,846,658
1.35%	108,605	—	761,912	271,498	—
1.40%	63,132	—	618,302	118,849	—
1.45%	11,260	111,438	350,364	179,436	2,034,761
1.50%	11,418	—	381,851	188,598	—
1.55%	4,871	—	755,366	83,267	—
1.60%	15,303	—	33,480	14,042	—
1.65%	45,883	—	146,219	37,445	—
1.70%	1,398	—	196,969	42,985	—
1.75%	—	—	10,240	—	—
1.80%	14,832	—	23,497	3,407	—
1.85%	1,780	—	—	—	—
1.90%	—	—	—	—	—

Total	2,170,815	26,163,415	15,725,363	5,382,068	118,638,548

RIVERSOURCE VARIABLE ACCOUNT 10  ■  327

	CS	Drey VIF	DWS Alt	EV VT	Fid VIP
	Commodity	Intl Eq,	Asset Alloc VIP,	Floating-Rate	Contrafund,
Subaccount	Return	Serv	Cl B	Inc	Serv Cl 2

0.55%	634,551	—	160,058	3,677,516	1,860,554
0.60%	—	—	—	—	—
0.75%	24,974,136	—	8,509,738	86,779,198	116,340,577
0.85%	7,282,930	2,418,313	2,058,311	31,136,190	43,929,013
0.95%	17,008,393	—	6,628,984	65,552,627	76,647,141
1.00%	4,635,600	—	764,131	12,780,521	14,815,507
1.05%	4,965,811	1,855,486	2,147,604	20,465,908	27,056,518
1.10%	4,239,162	1,017,884	1,593,377	14,511,356	16,549,685
1.15%	—	—	—	—	74,222
1.20%	1,744,332	—	896,476	8,258,579	10,325,002
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	504,384	274,282	143,119	2,311,793	3,127,013
1.30%	1,860,422	345,212	808,045	9,644,700	9,783,848
1.35%	—	—	349,176	—	1,059,982
1.40%	—	—	176,815	—	578,926
1.45%	583,210	261,538	59,578	4,207,192	2,772,474
1.50%	—	—	147,419	—	678,018
1.55%	—	—	32,036	—	204,716
1.60%	—	—	45,710	—	23,819
1.65%	—	—	37,288	—	206,291
1.70%	—	—	94,661	—	110,135
1.75%	—	—	10,295	—	24,799
1.80%	—	—	79,595	—	53,246
1.85%	—	—	3,498	—	6,338
1.90%	—	—	—	—	75,403

Total	68,432,931	6,172,715	24,745,914	259,325,580	326,303,227

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Subaccount	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

0.55%	70,890	337,667	104,298	893,655	25,471
0.60%	—	—	—	—	—
0.75%	19,828,940	47,014,623	13,332,152	73,539,974	7,618,699
0.85%	—	—	—	34,636,152	—
0.95%	16,171,409	28,445,797	10,285,095	43,257,349	5,705,426
1.00%	—	5,644,995	—	11,367,128	—
1.05%	—	—	—	15,543,794	—
1.10%	—	—	—	9,716,967	—
1.15%	—	—	—	23,426	—
1.20%	—	2,892,713	—	5,815,592	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1,635,980	—
1.30%	—	—	—	4,905,484	—
1.35%	—	—	—	545,743	—
1.40%	—	—	—	231,814	—
1.45%	—	—	—	987,573	—
1.50%	—	—	—	172,059	—
1.55%	—	—	—	178,273	—
1.60%	—	—	—	13,516	—
1.65%	—	—	—	121,407	—
1.70%	—	—	—	60,313	—
1.75%	—	—	—	8,712	—
1.80%	—	—	—	49,325	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	36,071,239	84,335,795	23,721,545	203,704,236	13,349,596

 328  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT	FTVIPT Frank
	Overseas,	Strategic Inc,	Global Real Est,	Frank Inc,	Sm Cap Val,
Subaccount	Serv Cl 2	Serv Cl 2	Cl 2	Cl 2	Cl 2

0.55%	358,600	59,329	181,732	25,236	285,901
0.60%	—	—	—	—	—
0.75%	21,346,033	4,174,230	28,481,823	4,290,407	19,201,834
0.85%	7,438,827	1,039,482	12,528,702	1,815,484	10,845,891
0.95%	14,012,339	2,729,351	17,379,755	4,628,527	12,771,646
1.00%	2,342,897	787,550	4,215,947	385,652	3,322,866
1.05%	3,821,071	1,696,303	5,560,970	1,379,171	4,555,687
1.10%	1,417,769	687,204	4,374,807	778,295	3,110,028
1.15%	—	—	—	—	41,950
1.20%	1,403,282	529,846	2,259,936	864,417	1,922,180
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	299,925	206,364	613,698	34,675	247,112
1.30%	877,590	450,988	2,790,984	1,173,674	1,707,972
1.35%	—	146,555	—	344,241	205,254
1.40%	—	118,390	—	109,538	72,827
1.45%	348,410	310,805	476,668	361,248	366,939
1.50%	—	61,253	—	87,110	160,984
1.55%	—	—	—	89,520	88,784
1.60%	—	25,942	—	32,429	5,762
1.65%	—	—	—	59,472	42,268
1.70%	—	40,528	—	53,635	10,993
1.75%	—	—	—	9,805	2,357
1.80%	—	—	—	24,909	2,606
1.85%	—	—	—	15,223	—
1.90%	—	—	—	—	6,201

Total	53,666,743	13,064,120	78,865,022	16,562,668	58,978,042

	FTVIPT Frank	FTVIPT Temp	GS VIT	GS VIT Sm Cap	GS VIT U.S.
	Mutual Shares,	Global Bond,	Mid Cap Val,	Eq Insights,	Eq Insights,
Subaccount	Cl 2	Cl 2	Inst	Inst	Inst

0.55%	147,355	107,729	405,726	1,498	466,232
0.60%	—	—	—	—	—
0.75%	28,343,640	5,645,855	35,668,714	1,852,136	52,165,528
0.85%	14,378,481	1,816,439	—	—	5,862,737
0.95%	20,113,089	5,007,340	22,012,033	1,369,573	32,151,100
1.00%	4,930,846	1,092,324	5,598,468	—	4,260,997
1.05%	8,676,246	1,370,003	—	—	3,364,406
1.10%	5,270,644	1,199,930	—	—	1,064,257
1.15%	307	—	—	—	—
1.20%	2,751,257	680,639	2,896,284	—	2,113,213
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	816,770	135,235	—	—	374,118
1.30%	3,164,937	1,027,416	—	—	639,557
1.35%	195,833	176,212	—	—	—
1.40%	41,495	14,468	—	—	—
1.45%	626,141	509,789	—	—	155,607
1.50%	47,942	75,496	—	—	—
1.55%	28,735	2,074	—	—	—
1.60%	3,838	13,704	—	—	—
1.65%	49,689	—	—	—	—
1.70%	6,963	34,179	—	—	—
1.75%	8,775	15,537	—	—	—
1.80%	114,374	—	—	—	—
1.85%	—	7,866	—	—	—
1.90%	—	54,427	—	—	—

Total	89,717,357	18,986,662	66,581,225	3,223,207	102,617,752

RIVERSOURCE VARIABLE ACCOUNT 10  ■  329

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco
	Am Fran,	Am Fran,	Bal Risk Alloc,	Comstock,	VI Core Eq,
Subaccount	Ser I	Ser II	Ser II	Ser II	Ser I

0.55%	60,341	77,885	130,478	556,857	—
0.60%	—	—	—	—	—
0.75%	7,020,721	37,224,437	3,988,687	58,838,794	—
0.85%	—	2,289,766	1,390,915	11,837,681	—
0.95%	4,650,093	17,219,292	4,138,669	30,111,650	—
1.00%	—	4,596,026	2,114,998	10,383,599	—
1.05%	—	1,180,540	962,998	5,920,507	—
1.10%	—	438,427	2,660,796	3,585,087	—
1.15%	—	—	4,890	—	—
1.20%	—	2,006,317	2,301,172	4,815,746	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	87,741	183,733	592,820	36,480,015
1.30%	—	258,886	2,124,450	1,957,483	—
1.35%	—	—	866,249	—	—
1.40%	—	—	164,694	—	—
1.45%	—	111,601	619,831	442,336	—
1.50%	—	—	102,232	—	—
1.55%	—	—	97,373	—	—
1.60%	—	—	149,404	—	—
1.65%	—	—	14,578	—	—
1.70%	—	—	6,325	—	—
1.75%	—	—	—	—	—
1.80%	—	—	25,730	—	—
1.85%	—	—	106,761	—	—
1.90%	—	—	—	—	—

Total	11,731,155	65,490,918	22,154,963	129,042,560	36,480,015

	Invesco VI	Invesco VI	Invesco	Invesco	Invesco VI
	Div Divd,	Div Divd,	VI Global Hlth,	VI Intl Gro,	Mid Cap Gro,
Subaccount	Ser I	Ser II	Ser II	Ser II	Ser I

0.55%	191,363	—	149,344	249,253	87,374
0.60%	—	—	—	—	—
0.75%	10,022,142	—	8,251,351	22,445,860	7,533,653
0.85%	—	4,690,772	4,341,807	9,421,534	—
0.95%	5,508,862	—	5,335,397	15,539,343	5,337,071
1.00%	1,110,838	—	1,041,812	2,224,869	95,094
1.05%	—	3,210,892	2,552,858	5,562,233	—
1.10%	—	1,701,637	1,246,441	2,808,994	—
1.15%	—	—	—	—	—
1.20%	809,636	—	366,768	959,104	122,896
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	85,402	114,631	344,088	—
1.30%	—	740,764	576,830	1,187,351	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	294,783	157,525	256,183	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	17,642,841	10,724,250	24,134,764	60,998,812	13,176,088

 330  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Invesco VI	Invesco	Ivy VIP	Janus Aspen	Janus Aspen
	Mid Cap Gro,	VI Tech,	Asset	Enterprise,	Flex Bond,
Subaccount	Ser II	Ser I	Strategy	Serv	Serv

0.55%	63,442	445,048	141,987	28,675	385
0.60%	—	—	—	—	—
0.75%	8,605,026	14,171,048	5,618,988	9,787,432	2,585,068
0.85%	1,744,960	—	2,673,518	—	776,061
0.95%	4,529,299	7,262,459	5,338,816	4,876,954	1,771,718
1.00%	1,059,892	1,647,955	614,038	—	329,064
1.05%	915,547	—	1,366,255	—	453,821
1.10%	908,504	—	1,754,405	—	298,823
1.15%	—	—	—	—	—
1.20%	596,223	586,382	1,386,537	—	243,025
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	65,039	—	435,783	—	61,115
1.30%	254,503	—	1,461,053	—	198,715
1.35%	—	—	950,426	—	64,158
1.40%	—	—	204,755	—	2,410
1.45%	54,202	—	713,445	—	187,182
1.50%	—	—	103,208	—	2,416
1.55%	—	—	110,319	—	27,135
1.60%	—	—	15,607	—	18,391
1.65%	—	—	17,708	—	—
1.70%	—	—	17,783	—	27,315
1.75%	—	—	—	—	—
1.80%	—	—	77,723	—	46,560
1.85%	—	—	—	—	612
1.90%	—	—	—	—	—

Total	18,796,637	24,112,892	23,002,354	14,693,061	7,093,974

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Lazard Ret
	Gbl Alloc Mod,	Global Tech,	Janus,	Overseas,	Global Dyn
Subaccount	Serv	Serv	Serv	Serv	MA, Serv

0.55%	617	102,756	327,888	238,610	6,051
0.60%	—	—	—	—	—
0.75%	2,094,260	15,145,821	13,620,535	20,939,775	847,173
0.85%	2,322,824	—	9,620,021	—	369,776
0.95%	1,944,161	8,911,896	9,101,678	15,967,317	1,416,297
1.00%	19,637	238,687	1,655,878	509,015	183,187
1.05%	755,262	—	3,669,342	—	296,681
1.10%	90,266	—	2,391,234	—	388,554
1.15%	—	—	14,023	—	—
1.20%	67,571	93,372	904,329	240,109	396,588
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	29,823	—	240,381	—	266,913
1.30%	42,016	—	1,286,860	—	435,859
1.35%	2,898	—	105,813	—	140,396
1.40%	95,103	—	3,788	—	—
1.45%	55,094	—	365,737	—	300,468
1.50%	193,000	—	58,654	—	3,314
1.55%	14,954	—	28,417	—	63,839
1.60%	33,471	—	4,748	—	—
1.65%	—	—	26,743	—	—
1.70%	—	—	198	—	71,586
1.75%	—	—	—	—	—
1.80%	4,519	—	3,611	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	7,765,476	24,492,532	43,429,878	37,894,826	5,186,682

RIVERSOURCE VARIABLE ACCOUNT 10  ■  331

	MFS	MFS	MFS	MS UIF	MS UIF
	Inv Gro Stock,	New Dis,	Utilities,	Global Real Est,	Mid Cap Gro,
Subaccount	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

0.55%	179,703	173,018	684,387	343,083	191,938
0.60%	—	—	—	—	—
0.75%	34,701,701	17,288,804	32,639,813	17,893,097	8,492,630
0.85%	2,972,430	—	16,808,461	7,322,854	4,661,268
0.95%	22,333,349	12,729,592	22,160,880	11,018,247	6,523,120
1.00%	2,728,221	1,486,596	3,101,219	3,051,894	1,101,457
1.05%	2,329,177	—	9,699,287	4,395,107	2,465,071
1.10%	1,367,052	—	5,179,394	3,090,362	1,412,257
1.15%	—	—	17,993	—	4,481
1.20%	1,177,888	924,216	2,644,364	1,547,125	932,916
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	368,337	—	504,492	305,891	229,167
1.30%	551,606	—	3,269,191	1,677,480	894,569
1.35%	—	—	330,470	—	253,396
1.40%	—	—	449,982	—	44,400
1.45%	377,383	—	858,770	469,793	197,511
1.50%	—	—	687,933	—	72,634
1.55%	—	—	173,557	—	20,176
1.60%	—	—	44,116	—	9,014
1.65%	—	—	137,463	—	17,883
1.70%	—	—	109,280	—	7,559
1.75%	—	—	13,952	—	3,782
1.80%	—	—	38,028	—	1,379
1.85%	—	—	6,380	—	—
1.90%	—	—	—	—	—

Total	69,086,847	32,602,226	99,559,412	51,114,933	27,536,608

	NB AMT	NB AMT Soc	Oppen	Oppen	Oppen Global
	Intl Eq,	Responsive,	Eq Inc VA,	Global VA,	Strategic Inc VA,
Subaccount	Cl S	Cl S	Serv	Serv	Srv

0.55%	274,887	—	—	442,644	2,994,493
0.60%	—	—	—	—	—
0.75%	6,179,076	—	—	19,742,925	148,190,933
0.85%	3,017,423	1,511,758	1,804,868	7,967,846	47,077,569
0.95%	3,804,801	362,129	—	13,330,057	106,841,426
1.00%	484,010	—	—	3,950,256	19,656,371
1.05%	1,851,213	990,665	1,230,228	5,861,185	34,192,904
1.10%	1,135,062	429,005	410,120	2,733,837	17,015,541
1.15%	—	—	—	2,631	5,237
1.20%	236,554	157,895	—	2,553,521	13,581,313
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	94,290	130,254	85,467	828,108	3,075,689
1.30%	485,832	140,879	461,950	1,769,604	12,311,811
1.35%	—	59,434	—	631,915	187,262
1.40%	—	—	—	102,394	—
1.45%	75,448	75,850	356,094	600,397	4,996,850
1.50%	—	36,129	—	100,839	51,861
1.55%	—	2,800	—	271,323	50,595
1.60%	—	433	—	7,579	89,819
1.65%	—	—	—	42,511	—
1.70%	—	3,280	—	735	118,811
1.75%	—	—	—	9,269	—
1.80%	—	—	—	403	134,126
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	17,638,596	3,900,511	4,348,727	60,949,979	410,572,611

 332  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Oppen Main	PIMCO		PIMCO VIT	Put VT Global
	St Sm Cap VA,	VIT All Asset,	PIMCO VIT	Tot Return,	Hlth Care,
Subaccount	Serv	Advisor Cl	Glb MA Man Alloc, Adv Cl	Advisor Cl	Cl IB

0.55%	336,922	413,885	3,635	—	104,222
0.60%	—	—	—	—	—
0.75%	12,452,866	48,560,726	1,413,260	1,912,106	7,224,530
0.85%	6,264,775	18,682,436	286,191	661,238	—
0.95%	8,650,590	40,274,604	1,373,023	2,682,809	4,170,257
1.00%	2,573,907	6,420,109	68,159	321,648	1,029,159
1.05%	5,141,136	13,849,038	493,404	882,445	—
1.10%	2,685,253	6,988,555	207,318	575,568	—
1.15%	—	11,971	—	—	—
1.20%	1,577,226	7,333,581	331,741	263,942	412,037
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	335,898	2,030,192	2,056	8,508	—
1.30%	1,566,595	5,512,323	260,038	192,798	—
1.35%	254,428	576,275	126,600	170,357	—
1.40%	63,451	767,864	326,452	—	—
1.45%	246,933	1,856,636	143,919	345,247	—
1.50%	171,046	520,703	90,230	15,886	—
1.55%	46,720	305,643	10,525	—	—
1.60%	10,041	38,378	383	4,179	—
1.65%	11,387	235,787	173,197	—	—
1.70%	16,404	57,880	—	103,715	—
1.75%	11,358	71,837	—	—	—
1.80%	17,251	—	—	—	—
1.85%	3,791	—	—	51,587	—
1.90%	—	—	—	—	—

Total	42,437,978	154,508,423	5,310,131	8,192,033	12,940,205

	Put VT	Put VT	Put VT	Royce	Third
	Intl Eq,	Multi-Cap Gro,	Multi-Cap Gro,	Micro-Cap,	Ave
Subaccount	Cl IB	Cl IA	Cl IB	Invest Cl	Val

0.55%	24,142	—	29,782	22,877	27,466
0.60%	—	—	—	—	—
0.75%	7,141,204	—	10,339,848	3,723,121	4,460,308
0.85%	—	—	—	—	—
0.95%	4,852,858	—	6,713,018	3,219,472	4,083,529
1.00%	879,763	—	311,447	—	—
1.05%	—	—	—	—	—
1.10%	—	—	—	—	—
1.15%	—	—	—	—	—
1.20%	365,949	—	106,693	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	30,597,026	—	—	—
1.30%	—	—	—	—	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	—	—	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	13,263,916	30,597,026	17,500,788	6,965,470	8,571,303

RIVERSOURCE VARIABLE ACCOUNT 10  ■  333

	VanEck VIP	VP	VP	VP AC	VP Loomis
	Global Gold,	Aggr,	Aggr,	Div Bond,	Sayles Gro,
Subaccount	Cl S	Cl 2	Cl 4	Cl 2	Cl 2

0.55%	179,759	1,803,429	15,408,105	—	—
0.60%	—	—	—	—	—
0.75%	1,091,165	68,357,750	183,069,445	—	—
0.85%	1,000,896	319,087,360	528,533,899	637,291	208,509
0.95%	856,368	205,762,465	80,004,157	1,881,930	431,553
1.00%	113,265	8,078,517	17,227,933	—	—
1.05%	252,443	16,912,506	159,290,377	295,853	199,549
1.10%	355,267	37,096,951	97,108,852	141,629	102,108
1.15%	—	53,240	—	—	582
1.20%	183,769	112,246,586	5,047,711	991,413	246,687
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,837	1,961,765	4,445,019	—	—
1.30%	97,019	15,758,104	23,978,592	512,560	221,869
1.35%	50,706	2,832,884	—	342,100	96,561
1.40%	14,520	5,796,993	—	92,207	54,729
1.45%	17,519	5,712,630	1,478,146	59,368	21,783
1.50%	33,884	821,198	—	25,121	17,388
1.55%	11,671	952,664	—	117,661	35,433
1.60%	4,958	686,889	—	20,845	11,857
1.65%	—	3,725,205	—	107,650	54,823
1.70%	5,953	177,003	—	88,609	19,568
1.75%	1,970	426,498	—	—	—
1.80%	—	81,428	—	6,731	18,430
1.85%	—	213,820	—	—	—
1.90%	—	—	—	—	—

Total	4,275,969	808,545,885	1,115,592,236	5,320,968	1,741,429

	VP AQR Man	VP BR Gl	VP BR Gl Infl	VP Col	VP Col
	Fut Strategy,	Infl Prot Sec,	Prot Sec,	Wanger Intl Eq,	Wanger US Eq,
Subaccount	Cl 2	Cl 2	Cl 3	Cl 2	Cl 2

0.55%	32,160	—	580,816	—	—
0.60%	—	—	—	—	—
0.75%	2,181,161	—	51,051,924	—	—
0.85%	700,302	516,885	13,180,080	1,113,892	884,155
0.95%	1,428,417	1,568,335	33,721,575	2,716,943	1,832,955
1.00%	576,120	—	5,974,743	—	—
1.05%	437,470	393,633	8,189,469	721,732	751,503
1.10%	424,112	207,002	3,340,798	492,363	211,234
1.15%	—	—	—	23,523	18,491
1.20%	183,715	1,311,402	4,527,942	1,717,153	986,368
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	135,035	2,530	683,285	2,544	8,100
1.30%	207,860	641,018	4,076,839	814,943	528,901
1.35%	52,335	300,109	—	393,188	311,142
1.40%	—	230,127	—	312,639	143,204
1.45%	89,404	222,036	1,279,982	111,137	59,720
1.50%	7,035	105,659	—	230,484	41,359
1.55%	16,706	44,676	—	91,408	16,593
1.60%	—	41,463	—	10,410	3,405
1.65%	4,979	67,147	—	56,189	82,842
1.70%	41,710	99,670	—	52,648	6,344
1.75%	—	18,855	—	5,258	15,976
1.80%	—	22,757	—	91,967	46,019
1.85%	1,748	—	—	—	—
1.90%	—	—	—	—	—

Total	6,520,269	5,793,304	126,607,453	8,958,421	5,948,311

 334  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	VP	VP	VP DFA	VP EV Floating	VP GS
	Conserv,	Conserv,	Intl Val,	Rate Inc,	Commodity Strategy,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 2	Cl 2

0.55%	3,556,651	3,064,154	—	—	8,104
0.60%	—	—	—	—	—
0.75%	66,474,381	116,673,040	—	—	358,662
0.85%	111,142,061	337,162,178	640,452	1,889,429	148,783
0.95%	134,759,352	91,675,971	1,070,750	4,938,496	407,786
1.00%	7,732,328	10,572,011	—	—	123,317
1.05%	28,494,694	196,119,319	277,958	2,729,081	119,024
1.10%	24,423,916	107,856,984	147,106	2,136,875	215,153
1.15%	12,116	—	3,733	109,859	—
1.20%	106,271,817	11,689,237	928,943	5,064,786	85,869
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,851,848	11,517,943	15,489	29,861	13,915
1.30%	34,449,535	62,281,239	380,976	1,859,064	24,054
1.35%	11,470,875	—	192,135	1,735,945	31,856
1.40%	11,122,466	—	48,428	547,802	15,927
1.45%	16,283,131	21,050,407	54,132	1,222,754	64,618
1.50%	2,053,465	—	46,442	494,379	12,301
1.55%	6,888,746	—	8,161	430,020	9,392
1.60%	1,407,935	—	1,997	93,352	—
1.65%	7,705,933	—	5,604	326,152	—
1.70%	4,785,894	—	29,602	315,951	—
1.75%	1,245,598	—	2,163	—	—
1.80%	1,789,035	—	465	323,418	—
1.85%	347,760	—	—	—	—
1.90%	633,698	—	—	60,236	—

Total	586,903,235	969,662,483	3,854,536	24,307,460	1,638,761

	VP Holl Lg	VP Invesco	VP JPM	VP Jennison	VP MFS
	Cap Gro,	Intl Gro,	Core Bond,	Mid Cap Gro,	Val,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	—	—	—	—	—
0.60%	—	—	—	—	—
0.75%	—	—	—	—	—
0.85%	263,238	598,241	762,616	301,972	403,153
0.95%	771,292	1,495,749	761,590	663,499	1,291,816
1.00%	—	—	—	—	—
1.05%	242,622	337,277	353,695	313,208	234,189
1.10%	187,450	167,241	41,026	214,922	276,809
1.15%	—	7,523	—	126	15,217
1.20%	574,404	944,100	728,424	356,469	773,230
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	17,279	264
1.30%	260,549	381,296	505,021	216,580	379,752
1.35%	125,355	98,522	278,963	133,638	166,727
1.40%	89,536	176,906	175,387	154,379	138,406
1.45%	49,437	43,144	225,011	85,625	157,731
1.50%	71,551	137,230	63,828	371,766	227,327
1.55%	42,622	15,963	175,195	1,211	66,587
1.60%	5,618	11,363	6,732	1,940	23,817
1.65%	7,630	25,170	102,033	6,839	66,737
1.70%	46,821	7,457	85,447	11,537	40,614
1.75%	—	—	2,623	20,051	—
1.80%	42,783	9,791	62,233	54,184	950
1.85%	—	—	—	—	30,329
1.90%	—	—	—	—	—

Total	2,780,908	4,456,973	4,329,824	2,925,225	4,293,655

RIVERSOURCE VARIABLE ACCOUNT 10  ■  335

	VP	VP	VP Mod	VP Mod	VP Mod
	Mod,	Mod,	Aggr,	Aggr,	Conserv,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

0.55%	3,851,033	13,901,433	3,380,178	22,673,841	1,477,104
0.60%	2,977	—	—	—	—
0.75%	402,208,094	1,191,617,641	232,061,925	710,239,245	154,600,269
0.85%	1,702,393,310	3,816,276,640	1,171,460,980	1,972,689,028	329,278,791
0.95%	1,372,194,229	704,893,507	755,349,545	336,824,068	370,453,853
1.00%	42,675,994	133,360,695	20,638,645	63,186,812	15,571,004
1.05%	138,149,545	1,507,229,180	75,414,944	667,632,564	54,918,018
1.10%	205,380,154	964,701,532	135,654,305	350,986,089	50,122,880
1.15%	1,110,580	—	258,471	—	573,201
1.20%	970,843,490	63,550,239	448,742,530	17,092,250	236,975,668
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	18,016,513	37,695,089	8,502,772	19,986,755	6,354,223
1.30%	159,138,274	384,776,392	69,593,918	103,308,973	56,872,239
1.35%	48,448,039	—	18,699,996	—	19,853,002
1.40%	53,838,139	—	22,020,459	—	20,160,389
1.45%	79,490,788	32,385,545	33,555,316	7,967,822	26,091,975
1.50%	16,381,759	—	6,261,263	—	5,751,484
1.55%	17,611,534	—	4,584,187	—	9,948,318
1.60%	12,126,983	—	2,981,658	—	4,450,509
1.65%	26,063,197	—	10,785,745	—	9,672,893
1.70%	6,419,669	—	1,060,198	—	3,417,078
1.75%	2,584,737	—	1,729,560	—	5,180,552
1.80%	1,885,199	—	698,366	—	2,005,245
1.85%	1,607,080	—	241,904	—	972,374
1.90%	71,115	—	24,875	—	183,823

Total	5,282,492,432	8,850,387,893	3,023,701,740	4,272,587,447	1,384,884,892

	VP Mod	VP MS	VP NFJ	VP Nuveen	VP Ptnrs
	Conserv,	Global Real Est,	Divd Val,	Winslow Lg Cap Gro,	Sm Cap Gro,
Subaccount	Cl 4	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	4,236,965	—	—	—	—
0.60%	—	—	—	—	—
0.75%	329,683,790	—	—	—	—
0.85%	860,888,302	1,087,852	378,636	169,769	166,104
0.95%	235,162,394	2,042,111	1,031,553	297,510	536,492
1.00%	38,870,792	—	—	—	—
1.05%	413,495,006	649,440	154,930	161,042	97,469
1.10%	275,867,832	306,053	186,293	108,764	82,290
1.15%	—	44,793	—	—	—
1.20%	23,129,695	1,528,194	752,062	197,923	272,490
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	18,523,241	—	14,176	—	3,938
1.30%	148,675,499	582,583	362,405	128,438	117,730
1.35%	—	363,770	226,519	80,418	19,872
1.40%	—	213,571	303,070	65,431	12,475
1.45%	29,448,220	130,546	116,206	17,821	14,750
1.50%	—	236,337	174,724	59,073	25,943
1.55%	—	223,839	65,566	18,854	2,451
1.60%	—	3,028	724	3,710	10,195
1.65%	—	63,310	32,484	22,813	874
1.70%	—	31,346	3,893	34,352	—
1.75%	—	—	—	—	—
1.80%	—	34,591	378	44,513	12,637
1.85%	—	—	31,423	—	—
1.90%	—	—	—	—	—

Total	2,377,981,736	7,541,364	3,835,042	1,410,431	1,375,710

 336  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	VP Ptnrs	VP Ptnrs	VP TCW Core	VP Pyramis	VP Pyrford
	Sm Cap Val,	Sm Cap Val,	Plus Bond,	Intl Eq,	Intl Eq,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 2	Cl 2

0.55%	—	316,662	—	—	2,525
0.60%	—	—	—	—	—
0.75%	—	25,397,431	—	—	128,054
0.85%	233,769	6,596,237	508,278	233,887	217,300
0.95%	748,477	13,581,281	549,091	634,855	89,811
1.00%	—	2,954,931	—	—	103,784
1.05%	393,142	3,252,515	333,260	160,159	67,226
1.10%	87,189	1,526,399	74,945	156,752	45,135
1.15%	—	—	20,601	475	—
1.20%	238,483	1,346,403	501,647	347,148	35,905
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,796	196,625	2,491	—	18,082
1.30%	71,439	632,584	249,352	216,549	7,642
1.35%	59,675	—	79,947	195,358	30,202
1.40%	74,535	—	364,380	25,521	5,098
1.45%	22,702	222,890	178,633	88,281	24,692
1.50%	35,496	—	65,963	104,755	1,944
1.55%	8,233	—	19,088	3,255	—
1.60%	6,464	—	2,710	—	—
1.65%	15,859	—	55,843	—	—
1.70%	618	—	36,560	1,855	—
1.75%	—	—	4,137	—	—
1.80%	3,689	—	31,269	444	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	2,003,566	56,023,958	3,078,195	2,169,294	777,400

	VP Sit	VP Sit	VP Vty	VP Vty	VP WF Short
	Divd Gro,	Divd Gro,	Estb Val,	Estb Val,	Duration Govt,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.55%	—	183,098	—	173,183	—
0.60%	—	—	—	—	—
0.75%	—	12,078,245	—	3,576,302	—
0.85%	343,302	8,303,863	669,407	1,482,592	202,859
0.95%	655,118	6,309,572	857,048	2,014,239	613,420
1.00%	—	830,901	—	387,341	—
1.05%	175,972	3,439,214	740,494	1,020,798	179,385
1.10%	232,341	1,631,307	164,514	303,363	117,303
1.15%	25,624	—	595	—	33,214
1.20%	424,372	560,338	560,130	168,432	335,378
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	177,061	9,351	79,500	—
1.30%	223,090	1,056,622	344,525	135,586	118,043
1.35%	122,093	—	202,137	—	273,041
1.40%	244,293	—	7,545	—	71,949
1.45%	71,815	249,773	20,306	36,311	50,938
1.50%	232,167	—	104,717	—	84,341
1.55%	8,766	—	23,282	—	12,030
1.60%	39,791	—	1,895	—	2,252
1.65%	6,464	—	58,628	—	51,573
1.70%	8,746	—	32,735	—	4,881
1.75%	—	—	—	—	8,821
1.80%	46,854	—	369	—	22,612
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	2,860,808	34,819,994	3,797,678	9,377,647	2,182,040

RIVERSOURCE VARIABLE ACCOUNT 10  ■  337

			WF Adv VT	WF Adv	WF Adv
	Wanger	Wanger	Index Asset Alloc,	VT Intl Eq,	VT Opp,
Subaccount	Intl	USA	Cl 2	Cl 2	Cl 2

0.55%	918,120	597,500	4,600	165,766	73,204
0.60%	—	—	—	—	—
0.75%	46,512,891	59,077,509	8,989,863	11,281,818	12,892,685
0.85%	20,183,296	17,494,133	—	5,763,104	4,561,073
0.95%	27,964,929	36,896,876	6,210,755	7,647,771	9,027,114
1.00%	5,243,288	9,057,172	1,040,014	1,887,949	1,616,786
1.05%	11,210,444	9,333,380	—	2,392,394	3,267,879
1.10%	5,571,895	4,824,078	—	1,595,619	1,777,086
1.15%	—	—	—	—	8,658
1.20%	2,380,087	3,703,916	445,359	1,077,516	1,074,055
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	697,854	833,731	—	204,120	185,396
1.30%	2,678,350	2,163,085	—	985,506	990,900
1.35%	—	—	—	—	52,367
1.40%	—	—	—	—	71,840
1.45%	560,450	440,247	—	220,775	180,653
1.50%	—	—	—	—	40,090
1.55%	—	—	—	—	88,688
1.60%	—	—	—	—	58,559
1.65%	—	—	—	—	130,998
1.70%	—	—	—	—	95,969
1.75%	—	—	—	—	—
1.80%	—	—	—	—	24,035
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	123,921,604	144,421,627	16,690,591	33,222,338	36,218,035

	WF Adv VT	WA Var Global
	Sm Cap Gro,	Hi Yd Bond,
Subaccount	Cl 2	Cl II

0.55%	110,399	16,929
0.60%	—	—
0.75%	12,946,277	811,212
0.85%	6,303,540	257,729
0.95%	8,749,970	770,302
1.00%	1,414,696	73,920
1.05%	4,071,424	258,697
1.10%	1,683,680	233,699
1.15%	—	—
1.20%	1,039,903	46,657
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	253,217	7,793
1.30%	1,041,589	230,219
1.35%	262,984	26,119
1.40%	37,029	114,004
1.45%	301,116	44,939
1.50%	134,110	—
1.55%	27,338	—
1.60%	7,570	4,118
1.65%	34,597	7,758
1.70%	92,442	98,627
1.75%	—	—
1.80%	40,398	—
1.85%	—	6,386
1.90%	—	—

Total	38,552,279	3,009,108

 338  ■  RIVERSOURCE VARIABLE ACCOUNT 10

The following is a summary of net assets at Dec. 31, 2013:

	AB VPS Dyn		AB VPS	AB VPS	AB VPS
	Asset Alloc,	AB VPS Global	Gro & Inc,	Intl Val,	Lg Cap Gro,
Subaccount	Cl B	Thematic Gro, Cl B	Cl B	Cl B	Cl B

0.55%	$35,765	$49,003	$380,819	$1,298,366	$—
0.60%	79	—	—	—	176
0.75%	579,635	2,526,946	60,006,361	105,834,558	—
0.85%	229,857	2,374,109	8,954,320	18,204,658	2,598,301
0.95%	843,450	1,435,115	34,127,059	58,024,140	1,065,046
1.00%	75,075	259,806	6,159,945	12,784,156	—
1.05%	471,176	875,204	5,940,110	8,768,290	1,855,801
1.10%	119,618	839,238	2,238,045	6,693,160	806,541
1.15%	78	—	—	—	695
1.20%	460,700	393,102	3,097,364	5,722,063	1,182,286
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	50,933	47,503	306,124	759,225	111,118
1.30%	438,501	272,546	772,814	3,101,609	1,287,183
1.35%	23,350	—	—	—	202,282
1.40%	78	—	—	—	61,267
1.45%	101,116	41,206	262,172	583,558	103,254
1.50%	3,678	—	—	—	570,564
1.55%	63,755	—	—	—	29,611
1.60%	85,194	—	—	—	22,264
1.65%	81,131	—	—	—	11,734
1.70%	78	—	—	—	16,880
1.75%	78	—	—	—	168
1.80%	78	—	—	—	178
1.85%	78	—	—	—	172
1.90%	78	—	—	—	172

Total	$3,663,559	$9,113,778	$122,245,133	$221,773,783	$9,925,693

	ALPS Alerian	AC VP	AC VP	AC VP	AC VP
	Engy Infr,	Intl,	Intl,	Mid Cap Val,	Ultra,
Subaccount	Class III	Cl I	Cl II	Cl II	Cl II

0.55%	$237,723	$6,288	$251,711	$679,237	$134,219
0.60%	81	—	—	—	—
0.75%	4,555,122	8,026,748	22,403,337	13,727,191	11,795,612
0.85%	2,163,723	—	—	11,369,159	5,217,383
0.95%	3,892,905	6,763,883	13,323,815	10,226,842	6,196,600
1.00%	398,367	—	4,024,796	1,720,105	1,812,302
1.05%	1,235,765	—	—	6,977,554	2,375,053
1.10%	998,247	—	—	3,625,266	992,415
1.15%	81	—	—	—	—
1.20%	577,730	—	1,625,931	875,639	1,207,512
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	69,025	—	—	544,277	172,192
1.30%	788,549	—	—	1,903,758	380,740
1.35%	262,376	—	—	—	—
1.40%	180,251	—	—	—	—
1.45%	149,845	—	—	428,484	122,103
1.50%	41,569	—	—	—	—
1.55%	13,372	—	—	—	—
1.60%	2,981	—	—	—	—
1.65%	5,905	—	—	—	—
1.70%	86,089	—	—	—	—
1.75%	80	—	—	—	—
1.80%	57,943	—	—	—	—
1.85%	1,839	—	—	—	—
1.90%	80	—	—	—	—

Total	$15,719,648	$14,796,919	$41,629,590	$52,077,512	$30,406,131

RIVERSOURCE VARIABLE ACCOUNT 10  ■  339

	AC VP	AC VP	BlackRock	Calvert	CB Var
	Val,	Val,	Global Alloc,	VP SRI	Sm Cap Gro,
Subaccount	Cl I	Cl II	Cl III	Bal	Cl I

0.55%	$347,252	$823,609	$152,164	$2,987	$86,566
0.60%	—	105	89	—	—
0.75%	28,107,956	90,296,843	13,109,282	15,430,988	3,674,016
0.85%	—	21,729,965	5,331,613	—	5,374,961
0.95%	22,740,346	61,483,772	13,778,447	7,897,857	2,995,253
1.00%	—	13,010,786	2,202,082	2,159,294	652,454
1.05%	—	16,570,928	3,092,845	—	3,622,941
1.10%	—	6,487,034	2,205,213	—	2,171,265
1.15%	—	31,644	702	—	—
1.20%	—	9,850,635	2,212,440	948,748	328,511
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1,426,388	310,558	—	123,210
1.30%	—	4,834,932	2,395,618	—	1,133,939
1.35%	—	1,147,261	760,311	—	—
1.40%	—	279,938	617,752	—	—
1.45%	—	1,433,352	505,869	—	270,390
1.50%	—	451,735	270,703	—	—
1.55%	—	255,957	143,210	—	—
1.60%	—	21,874	153,388	—	—
1.65%	—	254,959	107,750	—	—
1.70%	—	60,905	153,704	—	—
1.75%	—	120	130,881	—	—
1.80%	—	99,301	64,488	—	—
1.85%	—	102	87	—	—
1.90%	—	102	77	—	—

Total	$51,195,554	$230,552,247	$47,699,273	$26,439,874	$20,433,506

	Col VP	Col VP	Col VP	Col VP	Col VP
	Bal,	Cash Mgmt,	Cash Mgmt,	Commodity Strategy,	Contrarian Core,
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Cl 2

0.55%	$727,947	$—	$535,302	$71	$50,957
0.60%	13	1,982	—	71	12
0.75%	75,738,116	—	90,582,351	137,405	2,357,292
0.85%	14,906,381	776,683	25,007,375	35,014	830,489
0.95%	53,914,520	5,763,418	57,785,540	138,629	2,482,677
1.00%	8,614,426	—	7,886,814	20,340	263,483
1.05%	9,164,696	1,449,196	17,384,772	23,190	697,737
1.10%	5,531,471	2,463,632	7,981,039	114,976	994,173
1.15%	43,552	114,307	—	71	12
1.20%	6,415,197	3,684,778	3,894,233	29,862	413,965
1.25%	—	—	—	—	—
1.25%	1,879,189	—	3,513,228	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	72,603,184	—	26,697,670	—	—
1.25%	—	1,991	—	4,208	3,780
1.30%	4,803,118	1,606,256	3,141,580	19,118	490,421
1.35%	376,004	1,829,268	—	15,151	425,487
1.40%	674,523	443,697	—	71	27,217
1.45%	1,321,985	382,537	2,640,935	45,089	103,040
1.50%	308,701	822,570	—	8,641	13,909
1.55%	373,869	1,995	—	9,706	8,469
1.60%	179,037	72,872	—	71	29,465
1.65%	102,937	120,537	—	71	12
1.70%	86,181	2,127	—	71	62,079
1.75%	5,399	2,005	—	71	12
1.80%	232,312	55,760	—	71	12
1.85%	13	2,012	—	71	12
1.90%	13	2,012	—	71	12

Total	$258,002,784	$19,599,635	$247,050,839	$602,110	$9,254,724

 340  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Col VP	Col VP	Col VP	Col VP	Col VP
	Core Bond,	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,
Subaccount	Cl 2	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	$72	$—	$2,839,576	$—	$3,365,141
0.60%	72	76	—	13	—
0.75%	238,713	—	255,217,907	—	328,931,357
0.85%	78,289	2,224,035	54,818,006	1,855,408	67,627,249
0.95%	407,381	5,817,226	182,686,023	5,213,273	192,180,058
1.00%	256,624	—	24,945,993	—	37,195,399
1.05%	80,251	2,370,513	37,792,496	2,071,985	31,424,927
1.10%	90,926	1,914,683	15,324,208	1,372,623	17,929,184
1.15%	72	50,240	—	42,828	—
1.20%	42,640	3,935,012	18,584,522	2,766,548	15,274,948
1.25%	—	—	—	—	81,989,075
1.25%	—	—	2,565,285	—	2,880,611
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	54,869,143	—	—
1.25%	25,886	158,573	—	16	—
1.30%	7,613	4,114,603	9,607,098	2,164,431	8,547,137
1.35%	90,690	629,799	—	935,076	—
1.40%	72	943,439	—	877,673	—
1.45%	83,899	411,604	3,980,394	467,097	2,496,048
1.50%	1,631	191,841	—	2,133,296	—
1.55%	72	242,048	—	56,551	—
1.60%	10,434	57,864	—	183,841	—
1.65%	72	404,570	—	178,481	—
1.70%	72	43,589	—	85,363	—
1.75%	72	2,799	—	15,086	—
1.80%	72	80,458	—	150,012	—
1.85%	72	76	—	90,066	—
1.90%	72	76	—	25,785	—

Total	$1,415,769	$23,593,124	$663,230,651	$20,685,452	$789,841,134

	Col VP Emerg	Col VP	Col VP	Col VP	Col VP
	Mkts Bond,	Emer Mkts,	Emer Mkts,	Global Bond,	Global Bond,
Subaccount	Cl 2	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	$38,528	$—	$1,920,090	$—	$1,339,104
0.60%	68	79	—	72	—
0.75%	716,556	—	80,150,712	—	83,583,220
0.85%	268,170	2,014,503	23,044,144	1,481,386	19,906,826
0.95%	1,028,037	4,314,529	44,293,275	2,795,245	63,173,796
1.00%	179,671	—	10,765,764	—	8,654,281
1.05%	306,741	1,100,602	10,912,769	743,972	13,273,058
1.10%	247,570	641,390	7,591,264	232,244	4,248,585
1.15%	68	41,342	—	73	—
1.20%	229,557	2,349,591	4,519,810	1,967,651	6,710,080
1.25%	—	—	42,548,581	—	—
1.25%	—	—	961,330	—	896,345
1.25%	—	—	—	—	—
1.25%	—	—	—	—	16,984,494
1.25%	—	—	—	—	—
1.25%	16,627	19,986	—	17,834	—
1.30%	125,545	1,261,245	3,021,958	779,831	4,172,155
1.35%	55,403	614,462	—	244,437	—
1.40%	45,508	472,250	—	417,114	—
1.45%	137,032	236,529	763,599	204,037	1,207,786
1.50%	19,945	302,155	—	131,186	—
1.55%	8,868	218,602	—	71,643	—
1.60%	68	33,871	—	18,536	—
1.65%	7,533	212,028	—	178,175	—
1.70%	20,530	42,493	—	58,148	—
1.75%	133	20,776	—	75	—
1.80%	68	21,721	—	66,771	—
1.85%	68	78	—	70	—
1.90%	68	9,874	—	70	—

Total	$3,452,362	$13,928,106	$230,493,296	$9,408,570	$224,149,730

RIVERSOURCE VARIABLE ACCOUNT 10  ■  341

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield Bond,	Hi Yield Bond,	Inc Opp,	Inc Opp,	Intl Opp,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.55%	$—	$1,969,770	$391,886	$1,753,783	$—
0.60%	86	—	85	—	98
0.75%	—	157,763,112	28,436,606	68,818,949	—
0.85%	4,354,020	29,541,218	16,571,952	22,932,193	680,172
0.95%	6,195,034	121,904,793	21,223,377	45,299,818	1,294,331
1.00%	—	13,956,711	4,785,464	7,961,875	—
1.05%	1,859,883	19,328,507	11,504,246	14,224,600	1,484,479
1.10%	1,442,666	8,096,813	5,202,419	7,608,635	245,943
1.15%	105,388	—	117,744	—	97
1.20%	3,181,097	11,014,087	6,744,479	5,875,370	973,403
1.25%	—	—	—	—	—
1.25%	—	1,063,267	—	—	—
1.25%	—	—	—	—	—
1.25%	—	43,727,611	—	—	—
1.25%	—	—	—	—	—
1.25%	31,651	—	901,187	894,000	104
1.30%	2,782,475	4,913,456	4,393,799	4,560,613	342,953
1.35%	1,106,455	—	988,561	—	253,013
1.40%	599,726	—	915,528	—	64,363
1.45%	630,347	2,553,057	1,569,118	1,702,070	68,990
1.50%	771,323	—	1,169,867	—	283,668
1.55%	337,771	—	430,566	—	36,101
1.60%	45,008	—	54,172	—	12,819
1.65%	168,309	—	280,963	—	94,944
1.70%	165,357	—	183,112	—	2,524
1.75%	4,532	—	12,804	—	103
1.80%	94,382	—	65,275	—	35,249
1.85%	87,905	—	120,281	—	2,708
1.90%	42,124	—	84	—	32,798

Total	$24,005,539	$415,832,402	$106,063,575	$181,631,906	$5,908,860

	Col VP	Col VP	Col VP Lg	Col VP Lg	Col VP Lg
	Intl Opp,	Lg Cap Gro,	Cap Gro,	Core Quan,	Core Quan,
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	$434,981	$—	$1,259,816	$—	$500,215
0.60%	—	13	—	14	—
0.75%	29,919,368	—	76,428,508	—	173,002,757
0.85%	4,531,112	726,528	6,368,268	248,814	3,553,649
0.95%	18,437,285	1,903,136	41,588,344	1,034,893	86,180,947
1.00%	3,043,009	—	6,339,725	—	10,725,603
1.05%	3,644,626	932,856	3,447,112	439,853	2,867,307
1.10%	1,580,931	591,315	1,365,319	222,257	854,500
1.15%	—	30,576	—	34,658	—
1.20%	1,568,878	1,370,231	2,963,360	248,811	4,424,951
1.25%	—	—	—	—	—
1.25%	179,236	—	—	—	370,382
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	41,162,781	—	—	—	141,587,287
1.25%	—	9,760	264,397	18	—
1.30%	892,800	708,232	490,538	553,966	473,683
1.35%	—	244,180	—	451,623	—
1.40%	—	200,775	—	55,130	—
1.45%	269,431	117,012	190,013	64,313	68,081
1.50%	—	124,397	—	60,701	—
1.55%	—	230,958	—	22,050	—
1.60%	—	27,052	—	28,129	—
1.65%	—	95,000	—	57,199	—
1.70%	—	101,421	—	24	—
1.75%	—	23,545	—	15,947	—
1.80%	—	5,775	—	6,341	—
1.85%	—	13	—	2,631	—
1.90%	—	13	—	14	—

Total	$105,664,438	$7,442,788	$140,705,400	$3,547,386	$424,609,362

 342  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Col VP Limited	Col VP Man	Col VP Man	Col VP	Col VP Man
	Duration Cr,	Vol Conserv,	Vol Conserv Gro,	Man Vol Gro,	Vol Mod Gro,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	$—	$10	$10	$6,207,660	$3,649,328
0.60%	78	—	—	—	—
0.75%	—	1,043,441	5,631,712	102,145,704	68,118,371
0.85%	684,243	5,184,058	21,474,524	459,928,153	303,763,205
0.95%	2,306,783	23,571,139	102,435,646	604,306,550	2,632,982,212
1.00%	—	10	384,590	11,643,939	5,925,221
1.05%	642,524	3,227,005	11,230,534	175,465,617	1,268,531,554
1.10%	341,663	12,523,107	63,355,632	338,588,544	494,095,415
1.15%	21,291	10	10	849,737	13,763,487
1.20%	1,508,670	3,663,785	10,095,203	58,694,132	162,188,856
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,049	10	10	10	10
1.30%	913,486	2,545,065	4,231,575	35,226,223	401,379,902
1.35%	348,766	2,835,802	13,923,503	43,688,779	91,811,897
1.40%	646,638	276,372	10	672,197	40,654,762
1.45%	561,601	811,109	2,231,792	2,795,854	13,918,093
1.50%	250,325	138,830	227,555	679,407	21,182,206
1.55%	175,847	10	10	523,841	18,840,125
1.60%	10,203	104,979	8,300	1,556,368	1,866,850
1.65%	319,465	10	10	438,606	4,339,855
1.70%	219,060	10	10	285,514	1,420,231
1.75%	80	10	217,299	11	5,269,988
1.80%	75,957	10	10	11	75,555
1.85%	78	10	10	11	144,935
1.90%	78	10	10	11	61,198

Total	$9,031,885	$55,924,802	$235,447,965	$1,843,696,879	$5,553,983,256

	Col VP	Col VP	Col VP Mid	Col VP Mid	Col VP Mid
	Marsico Gro,	Marsico Intl Opp,	Cap Gro Opp,	Cap Gro Opp,	Cap Val Opp,
Subaccount	Cl 1	Cl 2	Cl 2	Cl 3	Cl 2

0.55%	$1,137,606	$684,546	$—	$173,677	$—
0.60%	—	94	13	—	15
0.75%	69,373,765	14,730,042	—	35,323,695	—
0.85%	33,734,411	7,817,005	296,947	4,843,280	721,938
0.95%	39,087,805	9,593,935	584,554	19,979,080	2,525,641
1.00%	7,413,994	2,037,070	—	1,735,551	—
1.05%	15,745,609	4,376,980	143,365	2,685,964	944,473
1.10%	9,328,454	3,676,083	553,729	1,232,737	441,933
1.15%	—	10,014	3,914	—	6,201
1.20%	2,870,695	1,401,427	510,457	837,120	1,086,569
1.25%	—	—	—	—	—
1.25%	—	—	—	74,740	—
1.25%	—	—	—	30,195,929	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,572,422	593,510	23,130	—	17
1.30%	4,334,783	1,811,652	321,930	492,218	818,359
1.35%	—	214,098	114,233	—	253,262
1.40%	—	145,240	87,764	—	192,870
1.45%	1,128,703	323,840	47,232	155,974	57,013
1.50%	—	115,152	26,006	—	640,733
1.55%	—	34,045	11,307	—	14,355
1.60%	—	12,106	16,499	—	36,226
1.65%	—	27,451	69,001	—	100,552
1.70%	—	19,863	60,848	—	7,050
1.75%	—	89	5,518	—	11,707
1.80%	—	2,136	14	—	106,399
1.85%	—	5,414	2,651	—	47,942
1.90%	—	93	13	—	15

Total	$185,728,247	$47,631,885	$2,879,125	$97,729,965	$8,013,270

RIVERSOURCE VARIABLE ACCOUNT 10  ■  343

	Col VP Mid	Col VP Multi-	Col VP	Col VP Select	Col VP Select
	Cap Val Opp,	Strategy Alt,	S&P 500,	Lg Cap Val,	Lg Cap Val,
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	$762,993	$1,393	$277,005	$—	$539,701
0.60%	—	10	14	15	—
0.75%	35,798,731	694,863	73,419,723	—	20,874,628
0.85%	19,291,813	372,827	14,097,751	431,300	5,243,578
0.95%	20,536,176	670,591	52,788,821	996,304	12,025,580
1.00%	3,857,374	256,503	7,666,051	—	1,556,681
1.05%	10,065,250	220,705	9,200,745	522,370	3,100,668
1.10%	4,555,691	924,321	4,469,063	369,995	1,037,362
1.15%	—	10	11	15	—
1.20%	1,608,912	238,191	5,788,590	790,327	1,272,017
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	398,776	26,676	466,048	9,109	141,370
1.30%	2,645,939	385,513	3,646,039	831,460	945,300
1.35%	—	157,674	974,916	286,193	—
1.40%	—	7,270	409,661	99,729	—
1.45%	477,466	216,875	818,791	134,181	279,733
1.50%	—	10	240,958	100,038	—
1.55%	—	9,858	129,736	59,406	—
1.60%	—	9	82,597	16,018	—
1.65%	—	10,703	128,480	82,619	—
1.70%	—	10	59,383	79,425	—
1.75%	—	10	2,807	5,542	—
1.80%	—	10	2,113	107,604	—
1.85%	—	10	54,572	15	—
1.90%	—	10	14	15	—

Total	$99,999,121	$4,194,052	$174,723,889	$4,921,680	$47,016,618

	Col VP Select	Col VP Select	Col VP	Col VP	Col VP
	Sm Cap Val,	Sm Cap Val,	Strategic Inc,	US Govt Mtge,	US Govt Mtge,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 2	Cl 3

0.55%	$—	$362,701	$—	$—	$324,446
0.60%	16	—	79	74	—
0.75%	—	33,401,682	—	—	58,831,057
0.85%	235,376	3,561,325	1,751,520	188,146	13,263,343
0.95%	1,111,917	20,180,626	4,111,283	1,093,007	48,418,622
1.00%	—	2,508,954	—	—	5,900,457
1.05%	174,955	2,712,694	1,264,655	976,201	7,186,400
1.10%	421,896	1,515,815	733,882	968,595	2,692,235
1.15%	16	—	147,398	64,402	—
1.20%	1,287,682	1,081,240	2,692,444	723,469	5,862,071
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	19	109,292	60,884	74	1,092,894
1.30%	480,989	970,641	2,164,989	320,431	3,011,195
1.35%	211,232	—	784,949	262,435	—
1.40%	122,595	—	636,637	114,675	—
1.45%	21,824	183,631	360,078	172,801	2,155,646
1.50%	16,957	—	402,705	182,061	—
1.55%	9,411	—	774,296	79,914	—
1.60%	29,510	—	34,268	13,454	—
1.65%	88,332	—	149,466	35,812	—
1.70%	2,687	—	201,074	41,034	—
1.75%	18	—	10,439	74	—
1.80%	28,405	—	23,922	3,242	—
1.85%	2,643	—	79	73	—
1.90%	16	—	79	73	—

Total	$4,246,496	$66,588,601	$16,305,126	$5,240,047	$148,738,366

 344  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	CS	Drey VIF	DWS Alt Asset	EV VT	Fid VIP
	Commodity	Intl Eq,	Alloc VIP,	Floating-Rate	Contrafund,
Subaccount	Return	Serv	Cl B	Inc	Serv Cl 2

0.55%	$553,143	$—	$160,823	$4,866,295	$2,915,327
0.60%	—	—	79	—	137
0.75%	19,132,586	—	8,525,338	113,216,658	180,253,870
0.85%	5,806,160	3,054,277	2,088,942	40,163,502	71,637,079
0.95%	12,850,924	—	6,713,430	84,422,104	117,016,437
1.00%	3,483,608	—	761,879	16,341,534	22,440,398
1.05%	3,940,787	2,308,526	2,148,660	26,004,821	43,438,431
1.10%	3,316,267	1,261,418	1,585,830	18,367,370	26,455,022
1.15%	—	—	78	—	97,779
1.20%	1,290,932	—	890,719	10,398,535	15,426,737
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	390,207	336,052	142,078	2,892,963	4,960,000
1.30%	1,433,557	421,459	801,495	12,025,333	15,405,333
1.35%	—	—	346,040	—	1,808,819
1.40%	—	—	175,081	—	986,083
1.45%	444,621	315,931	58,941	5,186,601	4,316,574
1.50%	—	—	145,726	—	887,806
1.55%	—	—	31,642	—	346,890
1.60%	—	—	45,107	—	40,350
1.65%	—	—	36,766	—	348,351
1.70%	—	—	93,262	—	185,656
1.75%	—	—	10,134	—	41,732
1.80%	—	—	78,280	—	89,450
1.85%	—	—	3,515	—	8,382
1.90%	—	—	77	—	98,049

Total	$52,642,792	$7,697,663	$24,843,922	$333,885,716	$509,204,692

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Subaccount	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

0.55%	$121,686	$626,498	$582,525	$3,109,766	$40,958
0.60%	—	—	—	141	—
0.75%	33,147,089	85,662,002	70,404,632	250,365,433	11,930,167
0.85%	—	—	—	61,875,464	—
0.95%	26,323,536	50,503,063	53,286,132	143,866,792	8,765,779
1.00%	—	10,309,453	—	36,337,845	—
1.05%	—	—	—	27,387,176	—
1.10%	—	—	—	17,032,077	—
1.15%	—	—	—	31,778	—
1.20%	—	5,175,190	—	18,159,038	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	2,835,097	—
1.30%	—	—	—	8,470,259	—
1.35%	—	—	—	901,348	—
1.40%	—	—	—	382,176	—
1.45%	—	—	—	1,691,799	—
1.50%	—	—	—	231,974	—
1.55%	—	—	—	292,383	—
1.60%	—	—	—	22,130	—
1.65%	—	—	—	198,437	—
1.70%	—	—	—	98,415	—
1.75%	—	—	—	14,191	—
1.80%	—	—	—	80,199	—
1.85%	—	—	—	138	—
1.90%	—	—	—	181	—

Total	$59,592,311	$152,276,206	$124,273,289	$573,384,237	$20,736,904

RIVERSOURCE VARIABLE ACCOUNT 10  ■  345

	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT	FTVIPT Frank
	Overseas,	Strategic Inc,	Global Real Est,	Frank Inc,	Sm Cap Val,
Subaccount	Serv Cl 2	Serv Cl 2	Cl 2	Cl 2	Cl 2

0.55%	$692,362	$58,516	$467,474	$27,094	$1,150,539
0.60%	—	73	—	80	113
0.75%	40,357,741	4,111,109	70,561,589	4,599,384	75,247,575
0.85%	9,869,543	1,023,010	11,598,005	1,944,839	18,771,064
0.95%	25,856,489	2,684,316	41,917,243	4,954,668	48,796,168
1.00%	4,766,599	774,220	7,540,206	412,677	9,564,207
1.05%	4,986,429	1,666,948	5,072,164	1,475,261	7,766,242
1.10%	1,842,191	675,082	3,974,125	832,228	5,282,015
1.15%	—	73	—	79	60,513
1.20%	2,788,051	520,115	3,977,003	923,637	5,402,451
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	385,323	202,502	545,999	37,038	415,773
1.30%	1,123,290	442,382	2,497,472	1,253,158	2,857,299
1.35%	—	143,707	—	367,424	398,509
1.40%	—	116,048	—	116,865	141,146
1.45%	440,760	304,543	417,920	385,292	608,142
1.50%	—	59,998	—	92,875	230,813
1.55%	—	73	—	95,354	171,069
1.60%	—	25,391	—	34,550	11,089
1.65%	—	73	—	63,414	81,214
1.70%	—	39,640	—	57,101	21,086
1.75%	—	73	—	10,435	4,646
1.80%	—	73	—	26,577	5,115
1.85%	—	73	—	16,267	111
1.90%	—	73	—	79	8,830

Total	$93,108,778	$12,848,111	$148,569,200	$17,726,376	$176,995,729

	FTVIPT Frank	FTVIPT Temp	GS VIT	GS VIT Sm	GS VIT
	Mutual Shares,	Global Bond,	Mid Cap Val,	Cap Eq Insights,	U.S. Eq Insights,
Subaccount	Cl 2	Cl 2	Inst	Inst	Inst

0.55%	$286,767	$105,839	$1,685,248	$4,056	$754,527
0.60%	102	98	—	—	—
0.75%	53,862,646	5,538,794	144,788,442	4,871,944	80,364,862
0.85%	20,446,272	1,780,678	—	—	8,653,505
0.95%	37,351,772	4,905,279	86,656,731	3,537,282	47,925,778
1.00%	9,606,067	1,069,648	16,153,560	—	7,615,300
1.05%	12,153,481	1,341,118	—	—	4,898,204
1.10%	7,355,136	1,174,166	—	—	1,541,381
1.15%	512	98	—	—	—
1.20%	5,236,211	665,587	8,160,482	—	3,688,143
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,135,272	132,186	—	—	535,971
1.30%	4,350,498	1,003,886	—	—	912,587
1.35%	304,679	172,113	—	—	—
1.40%	64,449	14,224	—	—	—
1.45%	857,206	497,569	—	—	219,566
1.50%	63,489	73,660	—	—	—
1.55%	44,400	2,120	—	—	—
1.60%	6,033	13,361	—	—	—
1.65%	76,511	97	—	—	—
1.70%	10,704	33,299	—	—	—
1.75%	13,465	15,131	—	—	—
1.80%	175,188	97	—	—	—
1.85%	100	7,752	—	—	—
1.90%	100	53,045	—	—	—

Total	$153,401,060	$18,599,845	$257,444,463	$8,413,282	$157,109,824

 346  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Invesco	Invesco	Invesco VI	Invesco VI	Invesco
	VI Am Fran,	VI Am Fran,	Bal Risk Alloc,	Comstock,	VI Core Eq,
Subaccount	Ser I	Ser II	Ser II	Ser II	Ser I

0.55%	$81,689	$104,984	$128,627	$1,086,256	$—
0.60%	—	—	74	—	—
0.75%	9,500,174	50,014,031	3,926,453	112,555,734	—
0.85%	—	3,071,006	1,368,193	18,635,366	—
0.95%	6,281,369	23,061,400	4,068,308	56,535,482	—
1.00%	—	6,148,743	2,078,181	19,365,919	—
1.05%	—	1,578,026	945,998	9,171,204	—
1.10%	—	585,559	2,612,564	5,532,739	—
1.15%	—	—	4,873	—	—
1.20%	—	2,675,092	2,257,799	8,819,898	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	116,888	180,206	904,089	104,750,491
1.30%	—	344,605	2,082,903	2,975,728	—
1.35%	—	—	849,131	—	—
1.40%	—	—	161,356	—	—
1.45%	—	148,179	607,042	664,423	—
1.50%	—	—	100,087	—	—
1.55%	—	—	95,296	—	—
1.60%	—	—	146,161	—	—
1.65%	—	—	14,257	—	—
1.70%	—	—	6,184	—	—
1.75%	—	—	73	—	—
1.80%	—	—	25,205	—	—
1.85%	—	—	104,327	—	—
1.90%	—	—	73	—	—

Total	$15,863,232	$87,848,513	$21,763,371	$236,246,838	$104,750,491

	Invesco	Invesco	Invesco	Invesco	Invesco VI
	VI Div Divd,	VI Div Divd,	VI Global Hlth,	VI Intl Gro,	Mid Cap Gro,
Subaccount	Ser I	Ser II	Ser II	Ser II	Ser I

0.55%	$270,800	$—	$274,349	$438,308	$116,570
0.60%	—	—	—	—	—
0.75%	14,112,887	—	14,939,220	38,877,920	10,075,387
0.85%	—	6,541,729	8,293,607	14,440,732	—
0.95%	7,723,286	—	9,621,198	26,460,827	7,094,989
1.00%	1,553,222	—	1,850,199	3,770,413	125,914
1.05%	—	4,453,815	4,795,571	8,398,586	—
1.10%	—	2,357,257	2,329,268	4,225,143	—
1.15%	—	—	—	—	—
1.20%	1,126,001	—	641,347	1,598,483	162,184
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	117,831	211,719	511,757	—
1.30%	—	1,020,666	1,061,698	1,759,298	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	404,543	286,766	377,768	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	$24,786,196	$14,895,841	$44,304,942	$100,859,235	$17,575,044

RIVERSOURCE VARIABLE ACCOUNT 10  ■  347

	Invesco VI	Invesco	Ivy VIP	Janus Aspen	Janus Aspen
	Mid Cap Gro,	VI Tech,	Asset	Enterprise,	Flex Bond,
Subaccount	Ser II	Ser I	Strategy	Serv	Serv

0.55%	$84,384	$521,547	$171,202	$31,695	$453
0.60%	—	—	89	—	74
0.75%	11,407,184	16,202,837	6,885,430	10,528,302	2,545,674
0.85%	2,313,486	—	3,216,597	—	763,693
0.95%	5,990,469	8,101,020	6,418,636	5,105,109	1,762,055
1.00%	1,399,158	2,145,313	737,952	—	323,596
1.05%	1,207,591	—	1,641,380	—	445,939
1.10%	1,197,291	—	2,106,948	—	293,528
1.15%	—	—	89	—	73
1.20%	806,137	745,100	1,663,806	—	238,540
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	85,501	—	522,773	—	60,087
1.30%	334,284	—	1,752,093	—	194,905
1.35%	—	—	1,139,330	—	62,905
1.40%	—	—	245,363	—	2,435
1.45%	71,014	—	854,623	—	183,395
1.50%	—	—	123,586	—	2,439
1.55%	—	—	132,054	—	26,566
1.60%	—	—	18,764	—	18,072
1.65%	—	—	21,270	—	73
1.70%	—	—	21,263	—	26,713
1.75%	—	—	88	—	73
1.80%	—	—	92,867	—	45,501
1.85%	—	—	88	—	671
1.90%	—	—	88	—	73

Total	$24,896,499	$27,715,817	$27,766,379	$15,665,106	$6,997,533

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Gbl Alloc Mod,	Global Tech,	Janus,	Overseas,	Lazard Ret Global Dyn
Subaccount	Serv	Serv	Serv	Serv	MA, Serv

0.55%	$823	$84,239	$456,842	$374,406	$6,896
0.60%	90	—	135	—	83
0.75%	2,680,862	12,080,989	18,748,206	32,011,511	952,516
0.85%	2,742,730	—	13,144,037	—	415,460
0.95%	2,312,650	7,100,416	12,370,847	23,937,027	1,590,111
1.00%	23,129	472,034	2,239,939	1,330,501	205,594
1.05%	888,717	—	4,946,731	—	332,848
1.10%	106,127	—	3,213,234	—	435,766
1.15%	89	—	18,190	—	82
1.20%	79,313	180,250	1,207,068	613,202	444,449
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	34,976	—	319,912	—	299,018
1.30%	49,230	—	1,706,010	—	488,102
1.35%	3,482	—	172,669	—	157,168
1.40%	111,245	—	6,332	—	82
1.45%	64,389	—	479,840	—	336,118
1.50%	225,385	—	75,620	—	3,788
1.55%	17,447	—	46,045	—	71,443
1.60%	39,110	—	7,680	—	82
1.65%	89	—	43,183	—	82
1.70%	89	—	319	—	79,933
1.75%	89	—	155	—	82
1.80%	5,250	—	5,800	—	82
1.85%	88	—	132	—	82
1.90%	88	—	132	—	82

Total	$9,385,487	$19,917,928	$59,209,058	$58,266,647	$5,819,949

 348  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	MFS	MFS	MFS	MS UIF	MS UIF
	Inv Gro Stock,	New Dis,	Utilities,	Global Real Est,	Mid Cap Gro,
Subaccount	Serv Cl	Serv Cl	Serv Cl	Cl II	Cl II

0.55%	$204,664	$351,058	$2,054,174	$427,572	$343,687
0.60%	—	—	130	—	100
0.75%	38,494,178	34,165,116	95,814,393	21,972,371	14,989,329
0.85%	5,116,526	—	34,090,194	9,384,915	8,924,000
0.95%	24,215,927	24,547,401	63,496,639	13,417,512	11,328,426
1.00%	4,607,845	3,387,561	11,026,218	3,674,871	1,905,268
1.05%	3,949,152	—	19,378,172	5,575,019	4,648,452
1.10%	2,309,042	—	10,308,604	3,877,346	2,653,234
1.15%	—	—	22,960	—	5,657
1.20%	1,942,467	2,056,566	9,181,055	1,834,327	1,589,186
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	615,112	—	992,880	379,154	442,082
1.30%	917,780	—	6,409,508	2,073,268	1,655,247
1.35%	—	—	538,841	—	424,196
1.40%	—	—	732,702	—	74,202
1.45%	620,828	—	1,665,302	574,242	404,665
1.50%	—	—	872,503	—	91,118
1.55%	—	—	280,985	—	33,541
1.60%	—	—	71,306	—	14,958
1.65%	—	—	221,729	—	29,626
1.70%	—	—	176,024	—	12,511
1.75%	—	—	22,433	—	6,244
1.80%	—	—	61,041	—	2,392
1.85%	—	—	8,167	—	98
1.90%	—	—	127	—	98

Total	$82,993,521	$64,507,702	$257,426,087	$63,190,597	$49,578,317

	NB AMT	NB AMT Soc	Oppen	Oppen	Oppen Global
	Intl Eq,	Responsive,	Eq Inc VA,	Global VA,	Strategic Inc VA,
Subaccount	Cl S	Cl S	Serv	Serv	Srv

0.55%	$307,059	$—	$—	$936,206	$4,954,367
0.60%	—	106	—	177	72
0.75%	6,798,202	—	—	40,999,302	235,226,635
0.85%	3,711,200	2,506,507	2,375,810	12,566,917	69,340,217
0.95%	4,140,763	616,546	—	27,232,384	166,821,144
1.00%	522,480	—	—	7,987,905	30,421,249
1.05%	2,241,504	1,618,173	1,595,841	9,145,328	49,696,344
1.10%	1,369,592	697,717	530,159	4,228,415	24,563,462
1.15%	—	106	—	3,749	5,141
1.20%	251,468	266,389	—	5,074,541	20,633,318
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	112,751	209,558	109,276	1,266,476	4,406,020
1.30%	577,431	225,764	588,447	2,696,312	17,502,585
1.35%	—	99,752	—	1,010,844	180,997
1.40%	—	102	—	163,514	72
1.45%	88,588	120,205	448,657	956,983	7,129,438
1.50%	—	49,097	—	136,047	50,143
1.55%	—	4,789	—	431,043	48,831
1.60%	—	842	—	12,171	86,726
1.65%	—	121	—	67,302	72
1.70%	—	5,441	—	1,312	114,542
1.75%	—	120	—	14,624	72
1.80%	—	120	—	634	129,209
1.85%	—	104	—	173	72
1.90%	—	104	—	173	72

Total	$20,121,038	$6,421,663	$5,648,190	$114,932,532	$631,310,800

RIVERSOURCE VARIABLE ACCOUNT 10  ■  349

	Oppen Main	PIMCO		PIMCO VIT	Put VT Global
	St Sm Cap VA,	VIT All Asset,		Tot Return,	Hlth Care,
Subaccount	Serv	Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	Advisor Cl	Cl IB

0.55%	$775,028	$699,345	$3,443	$2,045	$205,117
0.60%	113	80	72	2,044	—
0.75%	28,103,561	70,381,538	1,334,408	1,840,559	13,911,064
0.85%	10,818,141	27,745,030	269,928	636,034	—
0.95%	19,200,255	57,820,240	1,292,064	2,579,066	7,843,815
1.00%	5,661,357	9,108,869	64,086	309,048	1,996,131
1.05%	8,744,846	20,150,780	463,525	847,590	—
1.10%	4,550,442	10,103,014	194,597	552,618	—
1.15%	112	12,764	71	2,037	—
1.20%	3,400,462	10,252,180	310,851	253,233	780,394
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	562,907	2,914,986	1,996	10,145	—
1.30%	2,614,937	7,849,027	243,198	184,841	—
1.35%	483,255	687,645	118,334	163,281	—
1.40%	120,252	914,608	304,894	2,033	—
1.45%	407,171	2,671,717	134,300	330,633	—
1.50%	243,681	551,736	84,121	17,241	—
1.55%	88,007	362,271	9,805	2,031	—
1.60%	18,898	45,393	356	6,004	—
1.65%	21,396	278,424	161,073	2,030	—
1.70%	30,769	68,229	70	99,144	—
1.75%	21,267	84,531	70	2,028	—
1.80%	32,244	76	70	2,028	—
1.85%	5,479	79	70	49,260	—
1.90%	110	79	70	2,026	—

Total	$85,904,690	$222,702,641	$4,991,472	$7,896,999	$24,736,521

	Put VT	Put VT	Put VT	Royce	Third
	Intl Eq,	Multi-Cap Gro,	Multi-Cap Gro,	Micro-Cap,	Ave
Subaccount	Cl IB	Cl IA	Cl IB	Invest Cl	Val

0.55%	$41,344	$—	$52,943	$104,169	$108,400
0.60%	—	—	—	—	—
0.75%	11,940,530	—	17,333,595	16,506,466	15,046,947
0.85%	—	—	—	—	—
0.95%	7,934,430	—	11,203,980	14,078,525	13,260,132
1.00%	1,567,049	—	516,532	—	—
1.05%	—	—	—	—	—
1.10%	—	—	—	—	—
1.15%	—	—	—	—	—
1.20%	636,396	—	175,782	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	66,234,626	—	—	—
1.30%	—	—	—	—	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	—	—	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	$22,119,749	$66,234,626	$29,282,832	$30,689,160	$28,415,479

 350  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	VanEck VIP	VP	VP	VP AC	VP Loomis
	Global Gold,	Aggr,	Aggr,	Div Bond,	Sayles Gro,
Subaccount	Cl S	Cl 2	Cl 4	Cl 2	Cl 2

0.55%	$138,139	$2,661,539	$22,707,665	$—	$—
0.60%	59	13	—	75	13
0.75%	837,365	99,856,120	267,771,882	—	—
0.85%	767,568	464,569,313	770,433,872	680,732	359,083
0.95%	656,506	298,521,529	116,171,245	2,002,924	740,868
1.00%	86,771	11,694,544	24,973,778	—	—
1.05%	193,324	24,454,527	230,411,180	313,754	341,254
1.10%	271,989	53,501,379	140,234,609	149,962	174,334
1.15%	59	65,275	—	74	739
1.20%	140,588	161,261,935	7,261,614	1,046,064	419,713
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,758	2,813,324	6,383,799	80	17
1.30%	74,172	22,552,140	34,362,948	538,902	376,162
1.35%	38,754	4,212,978	—	359,067	163,444
1.40%	11,093	8,607,036	—	96,631	92,486
1.45%	13,380	8,130,970	2,107,015	62,093	36,740
1.50%	25,868	1,000,726	—	24,724	21,567
1.55%	8,907	1,407,084	—	122,682	59,573
1.60%	3,782	1,012,690	—	21,691	19,897
1.65%	59	5,483,168	—	111,840	91,844
1.70%	4,597	260,068	—	91,887	32,734
1.75%	1,560	625,560	—	79	17
1.80%	59	119,240	—	6,955	30,717
1.85%	59	258,984	—	74	13
1.90%	59	13	—	74	13

Total	$3,278,475	$1,173,070,155	$1,622,819,607	$5,630,364	$2,961,228

	VP AQR Man	VP BR Gl	VP BR Gl	VP Col	VP Col
	Fut Strategy,	Infl Prot Sec,	Infl Prot Sec,	Wanger Intl Eq,	Wanger US Eq,
Subaccount	Cl 2	Cl 2	Cl 3	Cl 2	Cl 2

0.55%	$33,225	$—	$779,480	$—	$—
0.60%	76	73	—	96	14
0.75%	2,250,002	—	67,452,030	—	—
0.85%	721,909	561,621	16,957,889	1,678,948	1,710,907
0.95%	1,471,408	1,698,532	43,748,931	4,080,746	3,516,555
1.00%	593,217	—	7,707,862	—	—
1.05%	450,301	424,781	10,368,210	1,080,209	1,436,722
1.10%	436,402	223,030	4,214,597	735,735	403,181
1.15%	76	73	—	30,323	25,286
1.20%	188,899	1,408,075	5,732,203	2,556,861	1,876,088
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	138,664	2,711	852,291	3,890	15,379
1.30%	213,565	685,809	5,065,031	1,209,200	1,002,480
1.35%	53,753	320,562	—	582,550	588,896
1.40%	76	245,402	—	462,376	270,527
1.45%	91,759	236,341	1,572,445	164,065	112,619
1.50%	7,293	102,526	—	295,320	56,215
1.55%	17,134	47,305	—	134,502	31,183
1.60%	76	43,907	—	15,287	6,406
1.65%	5,179	70,984	—	82,388	155,104
1.70%	42,804	105,174	—	77,056	11,856
1.75%	150	19,862	—	7,684	29,816
1.80%	76	23,934	—	134,170	85,746
1.85%	1,864	72	—	95	14
1.90%	76	97	—	78	14

Total	$6,717,984	$6,220,871	$164,450,969	$13,331,579	$11,335,008

RIVERSOURCE VARIABLE ACCOUNT 10  ■  351

	VP	VP	VP DFA	VP EV Floating	VP GS
	Conserv,	Conserv,	Intl Val,	Rate Inc,	Commodity Strategy,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 2	Cl 2

0.55%	$4,188,942	$3,605,912	$—	$—	$7,478
0.60%	11	—	98	81	71
0.75%	77,709,744	136,275,104	—	—	330,484
0.85%	129,482,238	392,460,053	828,220	2,188,723	136,985
0.95%	156,533,883	106,299,502	1,379,634	5,700,078	375,231
1.00%	8,958,610	12,238,299	—	—	113,414
1.05%	32,982,974	226,525,632	356,928	3,138,477	109,424
1.10%	28,187,662	124,377,447	188,594	2,453,882	197,728
1.15%	12,718	—	4,811	116,344	71
1.20%	122,180,361	13,428,264	1,186,742	5,795,226	78,856
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,421,270	13,209,449	19,754	34,114	12,774
1.30%	39,454,782	71,270,778	484,997	2,119,476	22,073
1.35%	13,186,516	—	244,202	1,976,174	29,223
1.40%	12,765,961	—	61,447	622,699	14,606
1.45%	18,545,947	23,955,949	68,559	1,386,946	59,232
1.50%	2,141,630	—	58,394	520,428	11,343
1.55%	7,866,613	—	10,300	486,298	8,603
1.60%	1,604,762	—	2,604	105,351	71
1.65%	8,768,229	—	7,047	367,502	71
1.70%	5,435,408	—	37,169	355,333	71
1.75%	1,412,237	—	2,801	2,250	71
1.80%	2,025,056	—	670	362,569	71
1.85%	360,471	—	97	80	71
1.90%	656,348	—	97	63,054	71

Total	$678,882,373	$1,123,646,389	$4,943,165	$27,795,085	$1,508,093

	VP Holl	VP Invesco	VP JPM	VP Jennison	VP MFS
	Lg Cap Gro,	Intl Gro,	Core Bond,	Mid Cap Gro,	Val,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	$—	$—	$—	$—	$—
0.60%	13	93	75	13	14
0.75%	—	—	—	—	—
0.85%	453,706	863,791	813,205	529,289	712,015
0.95%	1,324,973	2,152,414	809,299	1,158,973	2,273,758
1.00%	—	—	—	—	—
1.05%	415,261	483,567	374,485	545,125	410,695
1.10%	320,305	239,409	43,371	373,460	484,664
1.15%	13	9,464	74	174	21,086
1.20%	978,104	1,346,687	767,415	617,250	1,349,085
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	17	104	79	29,871	476
1.30%	442,109	541,992	530,162	373,714	660,233
1.35%	212,468	139,821	292,385	230,250	289,364
1.40%	151,422	250,651	183,456	265,515	239,842
1.45%	83,451	61,011	234,995	146,988	272,827
1.50%	87,684	169,894	62,836	471,329	312,934
1.55%	71,709	22,500	182,336	2,088	114,795
1.60%	9,435	15,987	6,995	3,331	41,002
1.65%	12,792	35,352	105,845	11,660	114,641
1.70%	78,360	10,454	88,478	19,645	69,658
1.75%	17	103	2,712	34,067	17
1.80%	71,364	13,681	64,226	91,914	1,640
1.85%	13	92	74	13	41,510
1.90%	13	92	74	13	14

Total	$4,713,229	$6,357,159	$4,562,577	$4,904,682	$7,410,270

 352  ■  RIVERSOURCE VARIABLE ACCOUNT 10

			VP Mod	VP Mod	VP Mod
	VP Mod,	VP Mod,	Aggr,	Aggr,	Conserv,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

0.55%	$6,068,605	$18,593,407	$5,657,349	$31,970,797	$1,849,742
0.60%	3,406	—	12	—	11
0.75%	533,237,885	1,581,899,186	324,366,616	993,963,591	192,154,948
0.85%	2,248,859,485	5,048,689,536	1,631,598,511	2,751,164,321	407,846,842
0.95%	1,805,915,037	928,917,629	1,048,370,726	467,946,459	457,326,110
1.00%	56,064,495	175,462,112	28,585,448	87,640,806	19,181,075
1.05%	181,244,961	1,978,688,223	104,888,330	923,998,328	67,531,143
1.10%	268,799,948	1,264,367,972	187,171,864	484,950,667	61,506,655
1.15%	1,261,836	—	304,958	—	623,920
1.20%	1,265,693,677	82,970,887	616,806,083	23,526,037	289,677,371
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	23,449,137	49,133,218	11,667,557	27,463,667	7,754,359
1.30%	206,730,805	500,447,760	95,288,998	141,652,317	69,252,954
1.35%	63,727,475	—	26,171,362	—	24,337,866
1.40%	70,707,728	—	30,770,141	—	24,676,395
1.45%	102,737,597	41,890,314	45,728,484	10,865,520	31,694,079
1.50%	18,500,561	—	7,342,614	—	6,222,584
1.55%	23,012,006	—	6,372,900	—	12,114,703
1.60%	15,813,778	—	4,137,082	—	5,408,903
1.65%	33,933,381	—	14,940,942	—	11,737,369
1.70%	8,342,691	—	1,465,958	—	4,138,780
1.75%	3,353,298	—	2,387,389	—	6,263,795
1.80%	2,441,770	—	962,417	—	2,420,619
1.85%	1,803,828	—	281,947	—	1,045,589
1.90%	79,760	—	28,970	—	197,507

Total	$6,941,783,150	$11,671,060,244	$4,195,296,658	$5,945,142,510	$1,704,963,319

	VP Mod	VP MS	VP NFJ	VP Nuveen	VP Ptnrs
	Conserv,	Global Real Est,	Divd Val,	Winslow Lg	Sm Cap Gro,
Subaccount	Cl 4	Cl 2	Cl 2	Cap Gro, Cl 2	Cl 2

0.55%	$5,318,166	$—	$—	$—	$—
0.60%	—	86	14	13	14
0.75%	410,717,487	—	—	—	—
0.85%	1,068,824,037	1,538,589	650,916	313,828	322,453
0.95%	290,839,299	2,878,145	1,767,407	548,267	1,037,930
1.00%	47,995,252	—	—	—	—
1.05%	509,432,795	912,082	264,485	295,594	187,885
1.10%	339,311,311	429,130	317,504	199,293	158,368
1.15%	—	52,260	14	13	14
1.20%	28,340,068	2,135,678	1,277,233	361,428	522,642
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	22,658,339	99	24,036	18	7,540
1.30%	181,464,875	811,150	613,263	233,798	224,985
1.35%	—	505,656	382,719	146,136	37,915
1.40%	—	296,382	511,235	118,711	23,761
1.45%	35,746,122	180,825	195,661	32,262	28,043
1.50%	—	274,084	230,140	75,302	34,673
1.55%	—	309,047	110,028	34,020	4,664
1.60%	—	4,173	1,213	6,682	19,282
1.65%	—	87,095	54,350	41,020	1,669
1.70%	—	43,049	6,498	61,657	19
1.75%	—	98	17	18	19
1.80%	—	47,345	645	79,647	23,760
1.85%	—	85	41,149	13	14
1.90%	—	85	14	13	14

Total	$2,940,647,751	$10,505,143	$6,448,541	$2,547,733	$2,635,664

RIVERSOURCE VARIABLE ACCOUNT 10  ■  353

	VP Ptnrs	VP Ptnrs	VP TCW Core	VP Pyramis	VP Pyrford
	Sm Cap Val,	Sm Cap Val,	Plus Bond,	Intl Eq,	Intl Eq,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 2	Cl 2

0.55%	$—	$947,483	$—	$—	$2,741
0.60%	14	—	74	100	79
0.75%	—	74,550,406	—	—	134,861
0.85%	409,124	11,297,221	520,405	340,229	228,705
0.95%	1,305,369	39,109,842	560,348	920,609	94,455
1.00%	—	7,951,991	—	—	109,075
1.05%	683,220	5,495,192	338,879	231,355	70,651
1.10%	151,278	2,565,222	76,079	226,057	47,452
1.15%	14	—	19,974	725	79
1.20%	412,319	3,537,753	507,458	498,884	37,693
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	6,553	326,947	2,593	102	18,976
1.30%	123,082	1,047,270	251,334	310,098	8,096
1.35%	102,725	—	80,461	279,373	31,674
1.40%	127,996	—	366,116	36,427	5,344
1.45%	38,911	364,798	179,126	125,754	25,877
1.50%	48,427	—	63,567	137,026	2,115
1.55%	14,067	—	19,063	4,723	78
1.60%	11,022	—	2,705	102	78
1.65%	26,998	—	55,623	77	78
1.70%	1,064	—	36,350	2,721	78
1.75%	17	—	4,182	101	78
1.80%	6,248	—	30,984	726	78
1.85%	14	—	73	98	78
1.90%	14	—	73	79	78

Total	$3,468,476	$147,194,125	$3,115,467	$3,115,366	$818,497

	VP Sit	VP Sit	VP Vty	VP Vty	VP WF Short
	Divd Gro,	Divd Gro,	Estb Val,	Estb Val,	Duration Govt,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.55%	$—	$247,095	$—	$359,011	$—
0.60%	13	—	14	—	75
0.75%	—	15,930,203	—	7,267,745	—
0.85%	532,648	11,201,412	1,190,136	2,563,638	205,478
0.95%	1,013,095	8,260,599	1,518,625	4,038,153	619,105
1.00%	—	1,075,306	—	767,697	—
1.05%	271,119	4,569,067	1,307,272	1,738,636	180,409
1.10%	357,390	2,159,343	289,977	514,682	117,786
1.15%	32,342	—	846	—	32,780
1.20%	650,440	713,990	984,042	327,225	335,586
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	15	231,747	16,398	133,259	76
1.30%	340,742	1,377,753	603,006	226,522	117,691
1.35%	186,188	—	353,193	—	271,804
1.40%	371,937	—	13,164	—	71,517
1.45%	109,126	322,078	35,362	60,026	50,530
1.50%	291,257	—	145,455	—	82,728
1.55%	13,277	—	40,409	—	11,895
1.60%	60,152	—	3,299	—	2,297
1.65%	9,754	—	101,395	—	50,808
1.70%	13,173	—	56,531	—	4,801
1.75%	15	—	17	—	8,661
1.80%	70,356	—	652	—	22,164
1.85%	13	—	14	—	75
1.90%	13	—	14	—	75

Total	$4,323,065	$46,088,593	$6,659,821	$17,996,594	$2,186,341

 354  ■  RIVERSOURCE VARIABLE ACCOUNT 10

			WF Adv VT	WF Adv	WF Adv
	Wanger	Wanger	Index Asset Alloc,	VT Intl Eq,	VT Opp,
Subaccount	Intl	USA	Cl 2	Cl 2	Cl 2

0.55%	$3,064,504	$1,905,144	$8,223	$274,512	$161,515
0.60%	—	—	—	—	102
0.75%	151,065,294	183,304,694	15,819,000	18,400,982	27,749,100
0.85%	35,533,651	30,773,455	—	6,806,141	8,007,250
0.95%	88,447,043	111,464,157	10,662,938	12,218,735	18,997,472
1.00%	19,891,946	24,252,407	1,857,921	2,989,186	3,527,319
1.05%	19,413,722	16,200,898	—	2,775,684	5,635,131
1.10%	9,613,867	8,327,283	—	1,844,290	3,052,912
1.15%	—	—	—	—	11,339
1.20%	8,824,197	9,689,342	776,830	1,672,152	2,339,441
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,200,351	1,422,926	—	233,253	315,189
1.30%	4,551,471	3,677,720	—	1,122,090	1,676,872
1.35%	—	—	—	—	87,932
1.40%	—	—	—	—	120,601
1.45%	941,900	740,084	—	248,562	380,337
1.50%	—	—	—	—	52,182
1.55%	—	—	—	—	148,112
1.60%	—	—	—	—	97,629
1.65%	—	—	—	—	218,014
1.70%	—	—	—	—	159,460
1.75%	—	—	—	—	118
1.80%	—	—	—	—	39,793
1.85%	—	—	—	—	100
1.90%	—	—	—	—	100

Total	$342,547,946	$391,758,110	$29,124,912	$48,585,587	$72,778,020

		WA Var Global
	WF Adv VT	Hi Yd Bond,
Subaccount	Sm Cap Gro, Cl 2	Cl II

0.55%	$253,679	$17,294
0.60%	109	76
0.75%	28,962,991	823,854
0.85%	13,566,827	261,559
0.95%	19,155,033	781,195
1.00%	3,558,159	74,936
1.05%	8,631,171	262,155
1.10%	3,556,109	236,738
1.15%	107	75
1.20%	2,553,931	47,229
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	528,878	7,886
1.30%	2,166,980	232,871
1.35%	498,643	26,410
1.40%	70,086	115,234
1.45%	622,762	45,407
1.50%	185,214	75
1.55%	51,478	75
1.60%	14,231	4,231
1.65%	64,920	7,902
1.70%	173,160	99,472
1.75%	130	75
1.80%	75,415	75
1.85%	106	6,508
1.90%	106	75

Total	$84,690,225	$3,051,407

RIVERSOURCE VARIABLE ACCOUNT 10  ■  355

9. FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the divisions.

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AB VPS Dyn Asset Alloc, Cl B
2013	3,436	$1.07 to $1.06	$3,664	0.27%	0.55%	to	1.90%	5.02	% (12)	to	4.05	%(12)

AB VPS Global Thematic Gro, Cl B
2013	6,956	$1.34 to $1.27	$9,114	0.02%	0.55%	to	1.45%	22.25%		to	21.16%
2012	7,945	$1.10 to $1.05	$8,575	—	0.55%	to	1.45%	12.62%		to	11.61%
2011	10,598	$0.97 to $0.94	$10,183	0.37%	0.55%	to	1.45%	(23.83%)		to	(24.51%)
2010	14,008	$1.28 to $1.24	$17,720	2.09%	0.55%	to	1.45%	17.93%		to	16.88%
2009	16,689	$1.08 to $1.06	$17,972	—	0.55%	to	1.45%	52.30%		to	50.94%

AB VPS Gro & Inc, Cl B
2013	71,637	$1.79 to $1.49	$122,245	1.14%	0.55%	to	1.45%	33.85%		to	32.66%
2012	82,727	$1.33 to $1.13	$106,000	1.33%	0.55%	to	1.45%	16.60%		to	15.55%
2011	96,883	$1.14 to $0.97	$107,039	1.10%	0.55%	to	1.45%	5.49%		to	4.55%
2010	110,775	$1.08 to $0.93	$116,597	—	0.55%	to	1.45%	12.18%		to	11.18%
2009	135,762	$0.97 to $0.84	$127,984	3.51%	0.55%	to	1.45%	19.69%		to	18.62%

AB VPS Intl Val, Cl B
2013	141,035	$1.91 to $0.87	$221,774	5.77%	0.55%	to	1.45%	22.06%		to	20.96%
2012	165,112	$1.57 to $0.72	$215,933	1.29%	0.55%	to	1.45%	13.57%		to	12.55%
2011	203,415	$1.38 to $0.64	$236,221	3.69%	0.55%	to	1.45%	(19.88%)		to	(20.60%)
2010	253,176	$1.72 to $0.81	$369,702	2.33%	0.55%	to	1.45%	3.73%		to	2.80%
2009	524,100	$1.66 to $0.79	$647,669	0.86%	0.55%	to	1.45%	33.62%		to	32.42%

AB VPS Lg Cap Gro, Cl B
2013	6,066	$1.35 to $1.32	$9,926	—	0.60%	to	1.90%	36.18%		to	34.42%
2012	5,600	$0.99 to $0.98	$6,767	0.03%	0.60%	to	1.90%	0.26	%(10)	to	(0.61	%)(10)
2011	4,342	$1.05 to $1.14	$4,554	0.09%	0.85%	to	1.80%	(4.09%)		to	(4.99%)
2010	3,393	$1.09 to $1.20	$3,679	0.27%	0.85%	to	1.80%	8.90%		to	19.54	%(6)
2009	3,215	$1.00 to $0.98	$3,204	—	0.85%	to	1.45%	35.94%		to	35.13%

ALPS Alerian Engy Infr, Class III
2013	14,759	$1.07 to $1.06	$15,720	—	0.55%	to	1.90%	6.81	%(13)	to	5.84	%(13)

AC VP Intl, Cl I
2013	9,425	$1.63 to $1.54	$14,797	1.74%	0.55%	to	0.95%	21.74%		to	21.25%
2012	11,074	$1.34 to $1.27	$14,313	0.89%	0.55%	to	0.95%	20.49%		to	20.01%
2011	14,469	$1.11 to $1.06	$15,550	1.49%	0.55%	to	0.95%	(12.52%)		to	(12.87%)
2010	19,455	$1.27 to $1.21	$23,954	2.46%	0.55%	to	0.95%	12.67%		to	12.22%
2009	26,333	$1.13 to $1.08	$28,827	2.17%	0.55%	to	0.95%	33.03%		to	32.50%

AC VP Intl, Cl II
2013	23,710	$1.78 to $1.91	$41,630	1.59%	0.55%	to	1.20%	21.58%		to	20.79%
2012	27,102	$1.47 to $1.58	$39,228	0.72%	0.55%	to	1.20%	20.34%		to	19.56%
2011	33,915	$1.22 to $1.32	$40,922	1.28%	0.55%	to	1.20%	(12.67%)		to	(13.23%)
2010	40,729	$1.39 to $1.52	$56,423	2.22%	0.55%	to	1.20%	12.52%		to	11.79%
2009	48,291	$1.24 to $1.36	$59,610	2.03%	0.55%	to	1.20%	32.90%		to	32.04%

AC VP Mid Cap Val, Cl II
2013	31,662	$1.53 to $1.78	$52,078	1.06%	0.55%	to	1.45%	29.19%		to	28.03%
2012	32,200	$1.18 to $1.39	$41,208	1.85%	0.55%	to	1.45%	15.59%		to	14.55%
2011	35,063	$1.02 to $1.21	$38,863	1.19%	0.55%	to	1.45%	(1.39%)		to	(2.27%)
2010	39,383	$1.04 to $1.24	$44,145	1.31%	0.55%	to	1.45%	18.33%		to	17.26%
2009	204,863	$0.88 to $1.06	$203,460	3.96%	0.55%	to	1.45%	29.09%		to	27.93%

AC VP Ultra, Cl II
2013	18,619	$1.65 to $1.62	$30,406	0.41%	0.55%	to	1.45%	36.17%		to	34.95%
2012	21,817	$1.21 to $1.20	$26,222	—	0.55%	to	1.45%	13.16%		to	12.14%
2011	24,050	$1.07 to $1.07	$25,618	—	0.55%	to	1.45%	0.31%		to	(0.59%)
2010	26,550	$1.07 to $1.08	$28,287	0.36%	0.55%	to	1.45%	15.19%		to	14.15%
2009	28,448	$0.93 to $0.94	$26,370	0.17%	0.55%	to	1.45%	33.78%		to	32.59%

 356  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AC VP Val, Cl I
2013	20,142	$2.63 to $2.48	$51,196	1.64%	0.55%	to	0.95%	31.00%		to	30.48%
2012	22,999	$2.00 to $1.90	$44,739	1.89%	0.55%	to	0.95%	13.95%		to	13.49%
2011	27,810	$1.76 to $1.67	$47,556	2.02%	0.55%	to	0.95%	0.46%		to	0.06%
2010	36,229	$1.75 to $1.67	$61,756	2.14%	0.55%	to	0.95%	12.80%		to	12.35%
2009	47,184	$1.55 to $1.49	$71,321	5.85%	0.55%	to	0.95%	19.21%		to	18.73%

AC VP Val, Cl II
2013	118,364	$2.20 to $1.34	$230,552	1.49%	0.55%	to	1.90%	30.76%		to	29.00%
2012	125,623	$1.68 to $1.04	$189,720	1.76%	0.55%	to	1.90%	13.95%		to	3.80	%(10)
2011	140,723	$1.48 to $1.15	$188,948	1.89%	0.55%	to	1.80%	0.31%		to	(0.93%)
2010	152,379	$1.47 to $1.16	$206,514	2.04%	0.55%	to	1.80%	12.42%		to	15.14	%(6)
2009	169,378	$1.31 to $0.92	$206,109	5.47%	0.55%	to	1.45%	19.07%		to	18.00%

BlackRock Global Alloc, Cl III
2013	40,444	$1.17 to $1.15	$47,699	1.74%	0.55%	to	1.90%	13.79%		to	12.26%
2012	11,013	$1.03 to $1.02	$11,368	4.15%	0.55%	to	1.90%	2.68	%(10)	to	1.76	%(10)

Calvert VP SRI Bal
2013	18,358	$1.47 to $1.54	$26,440	1.06%	0.55%	to	1.20%	17.36%		to	16.60%
2012	19,606	$1.26 to $1.33	$24,109	1.18%	0.55%	to	1.20%	9.90%		to	9.19%
2011	21,309	$1.14 to $1.21	$23,915	1.24%	0.55%	to	1.20%	3.99%		to	3.32%
2010	24,838	$1.10 to $1.17	$26,851	1.37%	0.55%	to	1.20%	11.48%		to	10.76%
2009	28,366	$0.99 to $1.06	$27,572	2.08%	0.55%	to	1.20%	24.60%		to	23.80%

CB Var Sm Cap Gro, Cl I
2013	11,272	$1.86 to $1.75	$20,434	0.04%	0.55%	to	1.45%	46.24%		to	44.93%
2012	8,740	$1.27 to $1.21	$10,879	0.41%	0.55%	to	1.45%	18.77%		to	17.71%
2011	7,457	$1.07 to $1.03	$7,846	—	0.55%	to	1.45%	0.83%		to	(0.07%)
2010	7,914	$1.06 to $1.03	$8,290	—	0.55%	to	1.45%	24.49%		to	23.38%
2009	8,674	$0.85 to $0.83	$7,331	—	0.55%	to	1.45%	41.99%		to	40.72%

Col VP Bal, Cl 3
2013	143,159	$1.70 to $1.23	$258,003	—	0.55%	to	1.90%	20.78%		to	19.16%
2012	139,007	$1.41 to $1.03	$211,945	—	0.55%	to	1.90%	13.64%		to	3.54	%(10)
2011	156,899	$1.24 to $1.14	$211,288	—	0.55%	to	1.80%	1.83%		to	0.57%
2010	182,004	$1.22 to $1.14	$241,934	—	0.55%	to	1.80%	11.91%		to	13.84	%(6)
2009	221,592	$1.09 to $0.95	$264,041	—	0.55%	to	1.45%	23.55%		to	22.44%

Col VP Cash Mgmt, Cl 2
2013	20,345	$0.99 to $0.97	$19,600	0.01%	0.60%	to	1.90%	(0.59%)		to	(1.88%)
2012	7,909	$1.00 to $0.99	$7,702	0.01%	0.60%	to	1.90%	(0.39	%)(10)	to	(1.27	%)(10)
2011	8,934	$0.99 to $0.97	$8,796	0.01%	0.85%	to	1.80%	(0.84%)		to	(1.76%)
2010	3,801	$1.00 to $0.99	$3,800	0.01%	0.85%	to	1.80%	(0.38	%)(6)	to	(0.81	%)(6)

Col VP Cash Mgmt, Cl 3
2013	218,622	$1.21 to $0.99	$247,051	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.43%)
2012	257,767	$1.22 to $1.00	$295,327	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.43%)
2011	335,563	$1.23 to $1.02	$387,974	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.42%)
2010	361,513	$1.23 to $1.03	$417,463	0.01%	0.55%	to	1.45%	(0.55%)		to	(1.42%)
2009	554,428	$1.24 to $1.04	$644,738	0.07%	0.55%	to	1.45%	(0.41%)		to	(1.28%)

Col VP Commodity Strategy, Cl 2
2013	650	$0.93 to $0.92	$602	—	0.55%	to	1.90%	(5.82	%)(13)	to	(6.67	%)(13)

Col VP Contrarian Core, Cl 2
2013	7,634	$1.22 to $1.20	$9,255	—	0.55%	to	1.90%	19.89	%(12)	to	18.81	%(12)

Col VP Core Bond, Cl 2
2013	1,486	$0.96 to $0.95	$1,416	—	0.55%	to	1.90%	(4.45	%)(13)	to	(5.32	%)(13)

Col VP Div Bond, Cl 2
2013	21,534	$1.02 to $1.00	$23,593	4.50%	0.60%	to	1.90%	(3.02%)		to	(4.29%)
2012	25,540	$1.05 to $1.04	$29,016	3.83%	0.60%	to	1.90%	4.26	%(10)	to	3.35	%(10)
2011	12,210	$1.07 to $1.06	$13,069	4.34%	0.85%	to	1.80%	5.58%		to	4.58%
2010	3,198	$1.02 to $1.01	$3,251	—	0.85%	to	1.80%	1.75	%(6)	to	1.31	%(6)

RIVERSOURCE VARIABLE ACCOUNT 10  ■  357

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Div Bond, Cl 3
2013	406,205	$1.79 to $1.29	$663,231	4.44%	0.55%	to	1.45%	(2.93%)		to	(3.80%)
2012	596,330	$1.85 to $1.35	$1,003,600	3.86%	0.55%	to	1.45%	6.97%		to	6.00%
2011	642,765	$1.73 to $1.27	$1,017,799	4.49%	0.55%	to	1.45%	6.10%		to	5.14%
2010	773,783	$1.63 to $1.21	$1,161,761	2.87%	0.55%	to	1.45%	7.73%		to	6.76%
2009	3,271,423	$1.51 to $1.13	$4,158,300	4.22%	0.55%	to	1.45%	13.79%		to	12.78%

Col VP Divd Opp, Cl 2
2013	13,337	$1.28 to $1.26	$20,685	—	0.60%	to	1.90%	25.78%		to	24.15%
2012	5,686	$1.01 to $1.01	$7,240	—	0.60%	to	1.90%	2.64	%(10)	to	1.74	%(10)
2011	3,457	$1.14 to $1.12	$3,918	—	0.85%	to	1.80%	(5.89%)		to	(6.78%)
2010	969	$1.21 to $1.20	$1,171	—	0.85%	to	1.80%	20.85	%(6)	to	20.33	%(6)

Col VP Divd Opp, Cl 3
2013	390,027	$2.31 to $1.34	$789,841	—	0.55%	to	1.45%	26.02%		to	24.89%
2012	436,246	$1.83 to $1.07	$708,211	—	0.55%	to	1.45%	13.36%		to	12.34%
2011	533,665	$1.62 to $0.95	$770,563	—	0.55%	to	1.45%	(5.53%)		to	(6.38%)
2010	652,140	$1.71 to $1.02	$1,003,948	—	0.55%	to	1.45%	16.19%		to	15.15%
2009	2,438,726	$1.47 to $0.88	$2,726,250	—	0.55%	to	1.45%	26.76%		to	25.62%

Col VP Emerg Mkts Bond, Cl 2
2013	3,820	$0.91 to $0.90	$3,452	7.35%	0.55%	to	1.90%	(9.49	%)(12)	to	(10.30	%)(12)

Col VP Emer Mkts, Cl 2
2013	12,710	$1.03 to $1.01	$13,928	0.52%	0.60%	to	1.90%	(2.44%)		to	(3.71%)
2012	7,539	$1.06 to $1.05	$8,523	0.35%	0.60%	to	1.90%	7.00	%(10)	to	6.07	%(10)
2011	4,693	$0.95 to $0.94	$4,461	1.08%	0.85%	to	1.80%	(21.76%)		to	(22.50%)
2010	1,639	$1.22 to $1.21	$1,995	0.49%	0.85%	to	1.80%	21.89	% (6)	to	21.37	%(6)

Col VP Emer Mkts, Cl 3
2013	108,814	$2.53 to $1.51	$230,493	0.58%	0.55%	to	1.45%	(2.34%)		to	(3.22%)
2012	124,470	$2.59 to $1.56	$272,137	0.38%	0.55%	to	1.45%	19.93%		to	18.85%
2011	148,254	$2.16 to $1.31	$272,219	1.14%	0.55%	to	1.45%	(21.45%)		to	(22.16%)
2010	179,452	$2.75 to $1.69	$422,000	1.50%	0.55%	to	1.45%	19.10%		to	18.03%
2009	361,472	$2.31 to $1.43	$657,161	0.37%	0.55%	to	1.45%	73.13%		to	71.58%

Col VP Global Bond, Cl 2
2013	9,143	$0.96 to $0.94	$9,409	5.27%	0.60%	to	1.90%	(8.38%)		to	(9.56%)
2012	8,206	$1.04 to $1.04	$9,265	2.43%	0.60%	to	1.90%	3.14	%(10)	to	2.24	%(10)
2011	4,796	$1.08 to $1.06	$5,156	3.13%	0.85%	to	1.80%	3.74%		to	2.76%
2010	1,628	$1.04 to $1.04	$1,693	5.51%	0.85%	to	1.80%	4.03	% (6)	to	3.59	%(6)

Col VP Global Bond, Cl 3
2013	135,912	$1.84 to $1.24	$224,150	5.89%	0.55%	to	1.45%	(8.21%)		to	(9.04%)
2012	180,927	$2.01 to $1.37	$325,966	2.65%	0.55%	to	1.45%	5.80%		to	4.84%
2011	208,801	$1.90 to $1.30	$357,712	2.85%	0.55%	to	1.45%	4.21%		to	3.28%
2010	247,731	$1.82 to $1.26	$410,469	3.34%	0.55%	to	1.45%	6.00%		to	5.05%
2009	1,026,842	$1.72 to $1.20	$1,428,993	1.82%	0.55%	to	1.45%	10.77%		to	9.78%

Col VP Hi Yield Bond, Cl 2
2013	17,928	$1.16 to $1.13	$24,006	6.66%	0.60%	to	1.90%	5.36%		to	3.98%
2012	12,299	$1.10 to $1.09	$15,808	7.44%	0.60%	to	1.90%	8.53	%(10)	to	7.58	%(10)
2011	5,927	$1.13 to $1.11	$6,674	9.22%	0.85%	to	1.80%	4.57%		to	3.59%
2010	1,935	$1.08 to $1.08	$2,089	—	0.85%	to	1.80%	8.04	%(6)	to	7.57	%(6)

Col VP Hi Yield Bond, Cl 3
2013	191,728	$2.32 to $1.68	$415,832	6.54%	0.55%	to	1.45%	5.49%		to	4.54%
2012	221,316	$2.20 to $1.61	$458,083	7.32%	0.55%	to	1.45%	15.10%		to	14.06%
2011	242,259	$1.91 to $1.41	$439,609	8.25%	0.55%	to	1.45%	5.10%		to	4.15%
2010	288,799	$1.82 to $1.35	$501,482	9.04%	0.55%	to	1.45%	13.34%		to	12.32%
2009	348,000	$1.61 to $1.21	$537,691	10.21%	0.55%	to	1.45%	53.01%		to	51.64%

 358  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Inc Opp, Cl 2
2013	92,121	$0.90 to $1.12	$106,064	9.29%	0.55%	to	1.90%	1.14	%(11)	to	3.02%
2012	7,250	$1.10 to $1.08	$9,222	6.01%	0.60%	to	1.90%	8.40	%(10)	to	7.46	%(10)
2011	3,907	$1.13 to $1.11	$4,389	9.03%	0.85%	to	1.80%	5.28%		to	4.28%
2010	750	$1.07 to $1.07	$803	—	0.85%	to	1.80%	7.15	%(6)	to	6.69	%(6)

Col VP Inc Opp, Cl 3
2013	100,497	$1.90 to $1.65	$181,632	13.13%	0.55%	to	1.45%	4.45%		to	3.51%
2012	128,289	$1.82 to $1.60	$223,153	6.55%	0.55%	to	1.45%	14.17%		to	13.14%
2011	131,375	$1.59 to $1.41	$200,839	9.24%	0.55%	to	1.45%	5.68%		to	4.73%
2010	148,512	$1.51 to $1.35	$215,637	3.28%	0.55%	to	1.45%	12.43%		to	11.42%
2009	1,240,488	$1.34 to $1.21	$1,564,362	4.60%	0.55%	to	1.45%	41.61%		to	40.35%

Col VP Intl Opp, Cl 2
2013	4,106	$1.27 to $1.27	$5,909	1.52%	0.60%	to	1.90%	21.36%		to	19.79%
2012	1,826	$1.04 to $1.06	$2,190	1.59%	0.60%	to	1.90%	5.90	% (10)	to	4.99	%(10)
2011	1,093	$1.04 to $1.02	$1,129	1.42%	0.85%	to	1.80%	(13.24%)		to	(14.06%)
2010	408	$1.19 to $1.19	$487	0.11%	0.85%	to	1.80%	19.43	%(6)	to	18.92	%(6)

Col VP Intl Opp, Cl 3
2013	71,770	$1.35 to $1.30	$105,664	1.65%	0.55%	to	1.45%	21.49%		to	20.40%
2012	81,718	$1.11 to $1.08	$99,396	1.54%	0.55%	to	1.45%	17.06%		to	16.00%
2011	101,842	$0.95 to $0.93	$106,021	1.34%	0.55%	to	1.45%	(12.90%)		to	(13.68%)
2010	124,228	$1.09 to $1.08	$149,105	1.44%	0.55%	to	1.45%	13.27%		to	12.25%
2009	153,423	$0.96 to $0.96	$163,378	1.56%	0.55%	to	1.45%	26.84%		to	25.70%

Col VP Lg Cap Gro, Cl 2
2013	4,258	$1.32 to $1.29	$7,443	—	0.60%	to	1.90%	29.23%		to	27.56%
2012	2,090	$1.02 to $1.01	$2,846	—	0.60%	to	1.90%	1.66	%(10)	to	0.78	%(10)
2011	1,142	$1.16 to $1.14	$1,318	—	0.85%	to	1.80%	(4.19%)		to	(5.09%)
2010	260	$1.21 to $1.20	$314	—	0.85%	to	1.80%	20.93	%(6)	to	20.41	%(6)

Col VP Lg Cap Gro, Cl 3
2013	138,336	$0.99 to $1.43	$140,705	—	0.55%	to	1.45%	29.55%		to	28.39%
2012	156,364	$0.76 to $1.11	$122,727	—	0.55%	to	1.45%	19.49%		to	18.41%
2011	183,234	$0.64 to $0.94	$120,479	—	0.55%	to	1.45%	(3.76%)		to	(4.62%)
2010	218,835	$0.66 to $0.98	$150,066	—	0.55%	to	1.45%	16.52%		to	15.47%
2009	263,512	$0.57 to $0.85	$155,168	—	0.55%	to	1.45%	36.24%		to	35.02%

Col VP Lg Core Quan, Cl 2
2013	1,931	$1.31 to $1.29	$3,547	—	0.60%	to	1.90%	32.69%		to	30.97%
2012	778	$0.99 to $0.99	$1,091	—	0.60%	to	1.90%	0.43	%(10)	to	(0.44	%)(10)
2011	198	$1.26 to $1.24	$248	—	0.85%	to	1.80%	4.19%		to	3.21%
2010	22	$1.21 to $1.20	$27	—	0.85%	to	1.80%	20.74	%(6)	to	20.23	%(6)

Col VP Lg Core Quan, Cl 3
2013	292,546	$1.30 to $1.44	$424,609	—	0.55%	to	1.45%	32.92%		to	31.72%
2012	342,553	$0.97 to $1.10	$373,715	—	0.55%	to	1.45%	13.24%		to	12.22%
2011	398,158	$0.86 to $0.98	$384,119	—	0.55%	to	1.45%	4.65%		to	3.71%
2010	471,053	$0.82 to $0.94	$436,202	—	0.55%	to	1.45%	16.69%		to	15.64%
2009	566,618	$0.70 to $0.81	$452,227	—	0.55%	to	1.45%	23.47%		to	22.36%

Col VP Limited Duration Cr, Cl 2
2013	8,465	$1.04 to $1.01	$9,032	2.03%	0.60%	to	1.90%	0.58%		to	(0.72%)
2012	5,819	$1.03 to $1.02	$6,204	2.56%	0.60%	to	1.90%	2.93	% (10)	to	2.03	%(10)
2011	3,967	$1.02 to $1.01	$4,044	1.43%	0.85%	to	1.80%	1.24%		to	0.28%
2010	1,213	$1.01 to $1.01	$1,227	—	0.85%	to	1.80%	1.20	%(6)	to	0.77	%(6)

Col VP Man Vol Conserv, Cl 2
2013	55,507	$1.00 to $1.00	$55,925	—	0.55%	to	1.90%	(0.06	%)(14)	to	(0.29	%)(12)

Col VP Man Vol Conserv Gro, Cl 2
2013	226,702	$1.01 to $1.04	$235,448	—	0.55%	to	1.90%	0.61	%(14)	to	2.86	%(12)

Col VP Man Vol Gro, Cl 2
2013	1,697,067	$1.03 to $1.11	$1,843,697	—	0.55%	to	1.90%	1.95	%(14)	to	9.45	%(12)

RIVERSOURCE VARIABLE ACCOUNT 10  ■  359

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Man Vol Mod Gro, Cl 2
2013	4,889,836	$1.02 to $1.14	$5,553,983	—	0.55%	to	1.90%	1.40	%(14)	to	12.05%
2012	1,946,104	$1.02 to $1.01	$1,985,880	—	0.95%	to	1.90%	1.64	%(10)	to	0.99	%(10)

Col VP Marsico Gro, Cl 1
2013	116,187	$1.60 to $1.60	$185,728	0.24%	0.55%	to	1.45%	34.90%		to	33.69%
2012	140,799	$1.19 to $1.20	$167,362	0.68%	0.55%	to	1.45%	11.62%		to	10.61%
2011	174,067	$1.06 to $1.08	$185,686	0.29%	0.55%	to	1.45%	(3.17%)		to	(4.04%)
2010	211,659	$1.10 to $1.13	$233,638	0.16%	0.55%	to	1.45%	20.88%		to	19.80%
2009	1,831,327	$0.91 to $0.94	$1,713,730	0.88%	0.55%	to	1.45%	25.97%		to	24.84%

Col VP Marsico Intl Opp, Cl 2
2013	39,381	$1.18 to $1.22	$47,632	0.43%	0.55%	to	1.90%	19.74%		to	18.13%
2012	44,804	$0.99 to $1.03	$45,342	0.92%	0.55%	to	1.90%	16.97%		to	2.28	%(10)
2011	56,807	$0.84 to $1.00	$49,131	0.80%	0.55%	to	1.80%	(16.64%)		to	(17.68%)
2010	70,989	$1.01 to $1.22	$73,764	0.67%	0.55%	to	1.80%	13.11%		to	21.28	%(6)
2009	85,819	$0.89 to $0.98	$78,882	1.87%	0.55%	to	1.45%	37.19%		to	35.96%

Col VP Mid Cap Gro Opp, Cl 2
2013	1,908	$1.25 to $1.22	$2,879	—	0.60%	to	1.90%	30.12%		to	28.44%
2012	747	$0.96 to $0.95	$872	—	0.60%	to	1.90%	(3.22	%)(10)	to	(4.07	%)(10)
2011	515	$1.07 to $1.05	$548	—	0.85%	to	1.80%	(15.92%)		to	(16.72%)
2010	100	$1.27 to $1.27	$127	—	0.85%	to	1.80%	27.08	%(6)	to	26.54	%(6)

Col VP Mid Cap Gro Opp, Cl 3
2013	58,644	$1.93 to $1.52	$97,730	—	0.55%	to	1.45%	30.31%		to	29.14%
2012	67,302	$1.48 to $1.18	$86,755	—	0.55%	to	1.45%	10.65%		to	9.65%
2011	83,645	$1.34 to $1.07	$98,158	—	0.55%	to	1.45%	(15.54%)		to	(16.29%)
2010	100,048	$1.58 to $1.28	$140,165	—	0.55%	to	1.45%	25.59%		to	24.46%
2009	114,747	$1.26 to $1.03	$128,719	—	0.55%	to	1.45%	62.51%		to	61.06%

Col VP Mid Cap Val Opp, Cl 2
2013	4,520	$1.42 to $1.40	$8,013	—	0.60%	to	1.90%	36.77%		to	35.00%
2012	1,347	$1.04 to $1.04	$1,788	—	0.60%	to	1.90%	4.64	%(10)	to	3.73	%(10)
2011	868	$1.15 to $1.13	$991	—	0.85%	to	1.80%	(9.35%)		to	(10.21%)
2010	204	$1.26 to $1.26	$258	—	0.85%	to	1.80%	26.40	%(6)	to	25.86	%(6)

Col VP Mid Cap Val Opp, Cl 3
2013	54,651	$2.06 to $1.54	$99,999	—	0.55%	to	1.45%	36.99%		to	35.76%
2012	58,788	$1.50 to $1.13	$79,039	—	0.55%	to	1.45%	17.81%		to	16.75%
2011	74,820	$1.28 to $0.97	$85,948	—	0.55%	to	1.45%	(8.99%)		to	(9.81%)
2010	94,586	$1.40 to $1.08	$120,176	—	0.55%	to	1.45%	21.84%		to	20.75%
2009	218,176	$1.15 to $0.89	$220,336	—	0.55%	to	1.45%	40.17%		to	38.91%

Col VP Multi-Strategy Alt, Cl 2
2013	4,425	$0.95 to $0.94	$4,194	—	0.55%	to	1.90%	(5.12	%)(12)	to	(5.98	%)(12)

Col VP S&P 500, Cl 3
2013	120,287	$1.43 to $1.32	$174,724	—	0.55%	to	1.90%	31.03%		to	29.27%
2012	121,375	$1.09 to $1.02	$133,933	—	0.55%	to	1.90%	14.91%		to	2.17	%(10)
2011	134,954	$0.95 to $1.17	$129,622	—	0.55%	to	1.80%	1.07%		to	(0.18%)
2010	156,454	$0.94 to $1.17	$148,693	—	0.55%	to	1.80%	14.08%		to	17.32	%(6)
2009	181,918	$0.83 to $0.91	$151,756	—	0.55%	to	1.45%	25.31%		to	24.18%

Col VP Select Lg Cap Val, Cl 2
2013	2,671	$1.39 to $1.38	$4,922	—	0.60%	to	1.90%	36.90%		to	35.13%
2012	1,193	$1.01 to $1.02	$1,615	—	0.60%	to	1.90%	4.73	%(10)	to	3.82	%(10)
2011	629	$1.17 to $1.16	$735	—	0.85%	to	1.80%	(2.62%)		to	(3.54%)
2010	157	$1.20 to $1.20	$189	—	0.85%	to	1.80%	20.38	%(6)	to	19.87	%(6)

Col VP Select Lg Cap Val, Cl 3
2013	26,237	$1.91 to $1.54	$47,017	—	0.55%	to	1.45%	37.04%		to	35.80%
2012	19,210	$1.40 to $1.13	$25,275	—	0.55%	to	1.45%	17.83%		to	16.76%
2011	21,869	$1.18 to $0.97	$24,666	—	0.55%	to	1.45%	(2.23%)		to	(3.11%)
2010	21,862	$1.21 to $1.00	$25,347	—	0.55%	to	1.45%	19.86%		to	18.78%
2009	13,447	$1.01 to $0.84	$13,058	—	0.55%	to	1.45%	25.43%		to	24.31%

 360  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Select Sm Cap Val, Cl 2
2013	2,171	$1.48 to $1.47	$4,246	—	0.60%	to	1.90%	47.34%		to	45.43%
2012	1,057	$1.01 to $1.01	$1,409	—	0.60%	to	1.90%	2.93	%(10)	to	2.04	%(10)
2011	514	$1.15 to $1.14	$591	—	0.85%	to	1.80%	(9.46%)		to	(10.32%)
2010	121	$1.27 to $1.27	$155	—	0.85%	to	1.80%	27.43	%(6)	to	26.89	%(6)

Col VP Select Sm Cap Val, Cl 3
2013	26,163	$2.87 to $1.65	$66,589	—	0.55%	to	1.45%	47.57%		to	46.25%
2012	27,553	$1.94 to $1.13	$48,546	—	0.55%	to	1.45%	17.11%		to	16.05%
2011	33,501	$1.66 to $0.97	$50,871	—	0.55%	to	1.45%	(9.01%)		to	(9.83%)
2010	39,284	$1.82 to $1.08	$66,465	—	0.55%	to	1.45%	26.10%		to	24.97%
2009	43,222	$1.44 to $0.86	$59,043	—	0.55%	to	1.45%	39.05%		to	37.81%

Col VP Strategic Inc, Cl 2
2013	15,725	$1.07 to $1.05	$16,305	4.29%	0.60%	to	1.90%	(0.46%)		to	(1.76%)
2012	14,002	$1.07 to $1.07	$14,669	4.46%	0.60%	to	1.90%	6.48	%(10)	to	5.55	%(10)
2011	6,521	$0.95 to $0.94	$6,169	—	0.85%	to	1.80%	1.54	%(8)	to	0.89	%(8)

Col VP US Govt Mtge, Cl 2
2013	5,382	$0.98 to $0.96	$5,240	0.50%	0.60%	to	1.90%	(2.58%)		to	(3.84%)
2012	6,687	$1.01 to $1.00	$6,716	0.66%	0.60%	to	1.90%	0.49	%(10)	to	(0.39	%)(10)
2011	4,406	$1.01 to $0.99	$4,412	0.77%	0.85%	to	1.80%	0.37%		to	(0.58%)
2010	1,944	$1.00 to $1.00	$1,945	—	0.85%	to	1.80%	0.20	%(6)	to	(0.23	%)(6)

Col VP US Govt Mtge, Cl 3
2013	118,639	$1.39 to $1.05	$148,738	0.63%	0.55%	to	1.45%	(2.50%)		to	(3.38%)
2012	179,537	$1.42 to $1.08	$230,696	0.92%	0.55%	to	1.45%	1.07%		to	0.15%
2011	204,130	$1.41 to $1.08	$261,927	0.90%	0.55%	to	1.45%	0.83%		to	(0.08%)
2010	251,534	$1.39 to $1.08	$321,296	1.01%	0.55%	to	1.45%	2.44%		to	1.52%
2009	275,349	$1.36 to $1.07	$345,899	3.12%	0.55%	to	1.45%	4.95%		to	4.01%

CS Commodity Return
2013	68,433	$0.78 to $0.76	$52,643	—	0.55%	to	1.45%	(10.76%)		to	(11.56%)
2012	84,048	$0.87 to $0.86	$72,693	—	0.55%	to	1.45%	(2.63%)		to	(3.51%)
2011	99,283	$0.90 to $0.89	$88,474	2.48%	0.55%	to	1.45%	(13.13%)		to	(13.91%)
2010	98,350	$1.03 to $1.04	$101,183	6.87%	0.55%	to	1.45%	16.02%		to	14.98%
2009	100,553	$0.89 to $0.90	$89,247	12.32%	0.55%	to	1.45%	18.82%		to	17.75%

Drey VIF Intl Eq, Serv
2013	6,173	$1.26 to $1.21	$7,698	2.52%	0.85%	to	1.45%	16.44%		to	15.74%
2012	5,710	$1.08 to $1.04	$6,122	0.14%	0.85%	to	1.45%	21.79%		to	21.06%
2011	6,640	$0.89 to $0.86	$5,853	1.92%	0.85%	to	1.45%	(15.63%)		to	(16.14%)
2010	7,614	$1.06 to $1.03	$7,969	1.50%	0.85%	to	1.45%	8.81%		to	8.16%
2009	7,910	$0.97 to $0.95	$7,624	3.77%	0.85%	to	1.45%	23.83%		to	23.09%

DWS Alt Asset Alloc VIP, Cl B
2013	24,746	$1.00 to $0.98	$24,844	1.52%	0.55%	to	1.90%	0.20%		to	(1.14%)
2012	8,138	$1.00 to $0.99	$8,148	—	0.55%	to	1.90%	3.67	%(10)	to	2.73	%(10)

EV VT Floating-Rate Inc
2013	259,326	$1.32 to $1.23	$333,886	3.48%	0.55%	to	1.45%	3.28%		to	2.35%
2012	197,523	$1.28 to $1.20	$247,086	4.20%	0.55%	to	1.45%	6.73%		to	5.78%
2011	214,407	$1.20 to $1.14	$252,208	4.23%	0.55%	to	1.45%	1.99%		to	1.07%
2010	214,175	$1.18 to $1.13	$247,939	4.04%	0.55%	to	1.45%	8.52%		to	7.55%
2009	828,278	$1.08 to $1.05	$884,459	4.79%	0.55%	to	1.45%	43.52%		to	42.23%

Fid VIP Contrafund, Serv Cl 2
2013	326,303	$1.57 to $1.30	$509,205	0.82%	0.55%	to	1.90%	30.24%		to	28.49%
2012	357,488	$1.20 to $1.01	$429,506	1.08%	0.55%	to	1.90%	15.50%		to	1.65	%(10)
2011	414,278	$1.04 to $1.15	$431,773	0.75%	0.55%	to	1.80%	(3.32%)		to	(4.51%)
2010	474,193	$1.08 to $1.20	$512,183	0.82%	0.55%	to	1.80%	16.29%		to	19.27	%(6)
2009	841,696	$0.93 to $0.95	$791,182	0.94%	0.55%	to	1.45%	34.73%		to	33.52%

RIVERSOURCE VARIABLE ACCOUNT 10  ■  361

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Fid VIP Gro & Inc, Serv Cl
2013	36,071	$1.72 to $1.62	$59,592	1.70%	0.55%	to	0.95%	32.73%		to	32.20%
2012	42,856	$1.29 to $1.23	$53,538	2.03%	0.55%	to	0.95%	17.75%		to	17.28%
2011	52,169	$1.10 to $1.05	$55,469	1.52%	0.55%	to	0.95%	1.02%		to	0.62%
2010	69,940	$1.09 to $1.04	$73,762	0.56%	0.55%	to	0.95%	14.03%		to	13.58%
2009	91,710	$0.95 to $0.91	$85,042	0.95%	0.55%	to	0.95%	26.46%		to	25.96%

Fid VIP Gro & Inc, Serv Cl 2
2013	84,336	$1.85 to $1.78	$152,276	1.60%	0.55%	to	1.20%	32.52%		to	31.66%
2012	98,536	$1.40 to $1.35	$134,512	1.94%	0.55%	to	1.20%	17.60%		to	16.83%
2011	115,744	$1.19 to $1.16	$134,697	1.47%	0.55%	to	1.20%	0.81%		to	0.15%
2010	139,138	$1.18 to $1.16	$160,712	0.45%	0.55%	to	1.20%	13.92%		to	13.18%
2009	168,181	$1.04 to $1.02	$171,003	0.83%	0.55%	to	1.20%	26.32%		to	25.50%

Fid VIP Mid Cap, Serv Cl
2013	23,722	$5.40 to $5.10	$124,273	0.40%	0.55%	to	0.95%	35.32%		to	34.78%
2012	28,179	$3.99 to $3.79	$109,281	0.47%	0.55%	to	0.95%	14.12%		to	13.66%
2011	36,566	$3.50 to $3.33	$124,443	0.13%	0.55%	to	0.95%	(11.21%)		to	(11.56%)
2010	49,947	$3.94 to $3.77	$191,576	0.24%	0.55%	to	0.95%	28.00%		to	27.49%
2009	68,537	$3.08 to $2.95	$205,621	0.57%	0.55%	to	0.95%	39.25%		to	38.69%

Fid VIP Mid Cap, Serv Cl 2
2013	203,704	$3.48 to $1.34	$573,384	0.27%	0.55%	to	1.90%	35.12%		to	33.31%
2012	231,754	$2.58 to $1.00	$491,964	0.36%	0.55%	to	1.90%	13.93%		to	0.72	%(10)
2011	279,201	$2.26 to $1.08	$527,033	0.02%	0.55%	to	1.80%	(11.34%)		to	(12.44%)
2010	328,665	$2.55 to $1.24	$708,606	0.09%	0.55%	to	1.80%	27.86%		to	23.03	%(6)
2009	705,682	$1.99 to $1.01	$1,036,331	0.43%	0.55%	to	1.45%	38.98%		to	37.74%

Fid VIP Overseas, Serv Cl
2013	13,350	$1.61 to $1.52	$20,737	1.23%	0.55%	to	0.95%	29.66%		to	29.15%
2012	15,945	$1.24 to $1.18	$19,241	1.72%	0.55%	to	0.95%	19.88%		to	19.40%
2011	20,618	$1.03 to $0.98	$20,772	1.10%	0.55%	to	0.95%	(17.68%)		to	(18.01%)
2010	29,438	$1.26 to $1.20	$36,025	1.18%	0.55%	to	0.95%	12.37%		to	11.93%
2009	39,541	$1.12 to $1.07	$43,185	1.97%	0.55%	to	0.95%	25.74%		to	25.24%

Fid VIP Overseas, Serv Cl 2
2013	53,667	$1.93 to $1.27	$93,109	1.10%	0.55%	to	1.45%	29.45%		to	28.29%
2012	59,049	$1.49 to $0.99	$80,158	1.60%	0.55%	to	1.45%	19.72%		to	18.64%
2011	73,793	$1.25 to $0.83	$84,069	1.07%	0.55%	to	1.45%	(17.79%)		to	(18.53%)
2010	87,539	$1.52 to $1.02	$122,216	1.12%	0.55%	to	1.45%	12.21%		to	11.21%
2009	103,180	$1.35 to $0.92	$129,326	1.88%	0.55%	to	1.45%	25.53%		to	24.40%

Fid VIP Strategic Inc, Serv Cl 2
2013	13,064	$0.99 to $0.98	$12,848	10.07%	0.55%	to	1.90%	(2.09	%)(12)	to	(2.98	%)(12)

FTVIPT Frank Global Real Est, Cl 2
2013	78,865	$2.54 to $0.88	$148,569	4.57%	0.55%	to	1.45%	1.76%		to	0.85%
2012	82,664	$2.50 to $0.87	$157,516	—	0.55%	to	1.45%	26.71%		to	25.57%
2011	92,121	$1.97 to $0.69	$141,422	7.84%	0.55%	to	1.45%	(6.17%)		to	(7.01%)
2010	103,135	$2.10 to $0.74	$172,609	2.86%	0.55%	to	1.45%	20.31%		to	19.23%
2009	119,954	$1.75 to $0.62	$170,847	12.90%	0.55%	to	1.45%	18.43%		to	17.37%

FTVIPT Frank Inc, Cl 2
2013	16,563	$1.07 to $1.06	$17,726	1.47%	0.55%	to	1.90%	5.74	%(12)	to	4.77	%(12)

FTVIPT Frank Sm Cap Val, Cl 2
2013	58,978	$4.02 to $1.42	$176,996	1.30%	0.55%	to	1.90%	35.49%		to	33.67%
2012	64,149	$2.97 to $1.07	$146,398	0.78%	0.55%	to	1.90%	17.74%		to	6.72	%(10)
2011	78,144	$2.52 to $1.23	$153,562	0.71%	0.55%	to	1.80%	(4.29%)		to	(5.47%)
2010	91,828	$2.64 to $1.30	$193,362	0.75%	0.55%	to	1.80%	27.52%		to	29.36	%(6)
2009	108,899	$2.07 to $0.88	$183,264	1.66%	0.55%	to	1.45%	28.45%		to	27.30%

 362  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

FTVIPT Frank Mutual Shares, Cl 2
2013	89,717	$1.95 to $1.32	$153,401	2.06%	0.55%	to	1.90%	27.56%		to	25.85%
2012	100,868	$1.53 to $1.04	$136,338	2.02%	0.55%	to	1.90%	13.62%		to	4.63	%(10)
2011	119,594	$1.34 to $1.08	$143,696	2.30%	0.55%	to	1.80%	(1.58%)		to	(2.81%)
2010	141,032	$1.36 to $1.12	$174,040	1.55%	0.55%	to	1.80%	10.58%		to	11.29	%(6)
2009	158,713	$1.23 to $0.90	$178,999	1.91%	0.55%	to	1.45%	25.36%		to	24.23%

FTVIPT Temp Global Bond, Cl 2
2013	18,987	$0.98 to $0.97	$18,600	2.59%	0.55%	to	1.90%	(1.97	%)(12)	to	(2.86	%)(12)

GS VIT Mid Cap Val, Inst
2013	66,581	$4.15 to $2.82	$257,444	0.81%	0.55%	to	1.20%	32.16%		to	31.31%
2012	79,577	$3.14 to $2.15	$233,128	1.09%	0.55%	to	1.20%	17.82%		to	17.05%
2011	99,503	$2.67 to $1.83	$248,014	0.70%	0.55%	to	1.20%	(6.89%)		to	(7.49%)
2010	122,523	$2.86 to $1.98	$328,204	0.65%	0.55%	to	1.20%	24.32%		to	23.51%
2009	151,389	$2.30 to $1.60	$326,736	1.73%	0.55%	to	1.20%	32.42%		to	31.56%

GS VIT Sm Cap Eq Insights, Inst
2013	3,223	$2.71 to $2.56	$8,413	0.99%	0.55%	to	0.95%	34.88%		to	34.34%
2012	3,611	$2.01 to $1.90	$7,008	1.10%	0.55%	to	0.95%	12.21%		to	11.76%
2011	4,520	$1.79 to $1.70	$7,834	0.70%	0.55%	to	0.95%	0.12%		to	(0.27%)
2010	6,309	$1.79 to $1.71	$10,932	0.52%	0.55%	to	0.95%	29.40%		to	28.89%
2009	7,754	$1.38 to $1.32	$10,406	1.14%	0.55%	to	0.95%	26.97%		to	26.47%

GS VIT U.S. Eq Insights, Inst
2013	102,618	$1.57 to $1.41	$157,110	1.10%	0.55%	to	1.45%	36.76%		to	35.54%
2012	120,009	$1.15 to $1.04	$134,878	1.72%	0.55%	to	1.45%	13.83%		to	12.81%
2011	141,994	$1.01 to $0.92	$140,631	1.62%	0.55%	to	1.45%	3.48%		to	2.55%
2010	174,647	$0.98 to $0.90	$167,514	1.40%	0.55%	to	1.45%	12.22%		to	11.22%
2009	210,015	$0.87 to $0.81	$180,207	1.98%	0.55%	to	1.45%	20.48%		to	19.40%

Invesco VI Am Fran, Ser I
2013	11,731	$1.35 to $1.34	$15,863	0.43%	0.55%	to	0.95%	39.37%		to	38.81%
2012	13,957	$0.97 to $0.97	$13,578	—	0.55%	to	0.95%	(2.86	%)(9)	to	(3.13	%)(9)

Invesco VI Am Fran, Ser II
2013	65,491	$1.35 to $1.33	$87,849	0.25%	0.55%	to	1.45%	39.03%		to	37.78%
2012	81,028	$0.97 to $0.96	$78,411	—	0.55%	to	1.45%	(3.04	%)(9)	to	(3.63	%)(9)

Invesco VI Bal Risk Alloc, Ser II
2013	22,155	$0.99 to $0.98	$21,763	2.77%	0.55%	to	1.90%	(2.07	%)(12)	to	(2.97	%)(12)

Invesco VI Comstock, Ser II
2013	129,043	$1.95 to $1.50	$236,247	1.41%	0.55%	to	1.45%	34.91%		to	33.70%
2012	152,620	$1.45 to $1.12	$208,334	1.46%	0.55%	to	1.45%	18.27%		to	17.21%
2011	184,225	$1.22 to $0.96	$213,630	1.37%	0.55%	to	1.45%	(2.64%)		to	(3.51%)
2010	214,858	$1.26 to $0.99	$257,010	0.22%	0.55%	to	1.45%	15.06%		to	14.03%
2009	700,428	$1.09 to $0.87	$681,301	4.57%	0.55%	to	1.45%	27.70%		to	26.56%

Invesco VI Core Eq, Ser I
2013	36,480	$2.83 to $2.83	$104,750	1.37%	1.25%	to	1.25%	27.64%		to	27.64%
2012	41,628	$2.22 to $2.22	$93,614	0.94%	1.25%	to	1.25%	12.46%		to	12.46%
2011	49,041	$1.97 to $1.97	$97,973	0.94%	1.25%	to	1.25%	(1.30%)		to	(1.30%)
2010	58,751	$2.00 to $2.00	$118,804	0.94%	1.25%	to	1.25%	8.20%		to	8.20%
2009	72,541	$1.85 to $1.85	$135,402	1.74%	1.25%	to	1.25%	26.71%		to	26.71%

Invesco VI Div Divd, Ser I
2013	17,643	$1.42 to $1.39	$24,786	2.35%	0.55%	to	1.20%	30.32%		to	29.47%
2012	14,935	$1.09 to $1.07	$16,144	2.14%	0.55%	to	1.20%	18.07%		to	17.31%
2011	14,025	$0.92 to $0.92	$12,873	—	0.55%	to	1.20%	(8.03	%)(8)	to	(8.43	%)(8)

Invesco VI Div Divd, Ser II
2013	10,724	$1.39 to $1.37	$14,896	2.23%	0.85%	to	1.45%	29.66%		to	28.88%
2012	8,994	$1.08 to $1.06	$9,650	2.02%	0.85%	to	1.45%	17.37%		to	16.66%
2011	7,398	$0.92 to $0.91	$6,773	—	0.85%	to	1.45%	(8.36	%)(8)	to	(8.73	%)(8)

RIVERSOURCE VARIABLE ACCOUNT 10  ■  363

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Invesco VI Global Hlth, Ser II
2013	24,135	$1.84 to $1.82	$44,305	0.57%	0.55%	to	1.45%	39.40%		to	38.15%
2012	20,624	$1.32 to $1.32	$27,190	—	0.55%	to	1.45%	19.94%		to	18.86%
2011	21,100	$1.10 to $1.11	$23,253	—	0.55%	to	1.45%	3.16%		to	2.23%
2010	20,785	$1.07 to $1.08	$22,251	—	0.55%	to	1.45%	4.43%		to	3.49%
2009	22,760	$1.02 to $1.05	$23,381	0.13%	0.55%	to	1.45%	26.69%		to	25.56%

Invesco VI Intl Gro, Ser II
2013	60,999	$1.76 to $1.47	$100,859	1.04%	0.55%	to	1.45%	18.07%		to	17.01%
2012	67,388	$1.49 to $1.25	$94,833	1.26%	0.55%	to	1.45%	14.62%		to	13.59%
2011	78,213	$1.30 to $1.10	$96,505	1.20%	0.55%	to	1.45%	(7.50%)		to	(8.33%)
2010	90,302	$1.40 to $1.20	$121,171	0.57%	0.55%	to	1.45%	11.99%		to	10.99%
2009	668,344	$1.25 to $1.08	$767,971	1.54%	0.55%	to	1.45%	34.17%		to	32.97%

Invesco VI Mid Cap Gro, Ser I
2013	13,176	$1.33 to $1.32	$17,575	0.41%	0.55%	to	1.20%	36.26%		to	35.38%
2012	15,401	$0.98 to $0.97	$15,114	—	0.55%	to	1.20%	(2.09	%)(9)	to	(2.52	%)(9)

Invesco VI Mid Cap Gro, Ser II
2013	18,797	$1.33 to $1.31	$24,896	0.22%	0.55%	to	1.45%	35.85%		to	34.64%
2012	20,925	$0.98 to $0.97	$20,452	—	0.55%	to	1.45%	(2.09	%)(9)	to	(2.69	%)(9)

Invesco VI Tech, Ser I
2013	24,113	$1.17 to $1.27	$27,716	—	0.55%	to	1.20%	24.46%		to	23.65%
2012	27,742	$0.94 to $1.03	$25,702	—	0.55%	to	1.20%	10.67%		to	9.95%
2011	32,296	$0.85 to $0.94	$27,145	0.18%	0.55%	to	1.20%	(5.57%)		to	(6.18%)
2010	37,411	$0.90 to $1.00	$33,424	—	0.55%	to	1.20%	20.64%		to	19.86%
2009	37,973	$0.75 to $0.83	$28,223	—	0.55%	to	1.20%	56.53%		to	55.52%

Ivy VIP Asset Strategy
2013	23,002	$1.21 to $1.19	$27,766	0.14%	0.55%	to	1.90%	18.29	%(12)	to	17.22	%(12)

Janus Aspen Enterprise, Serv
2013	14,693	$1.11 to $1.05	$15,665	0.36%	0.55%	to	0.95%	31.31%		to	30.79%
2012	16,750	$0.84 to $0.80	$13,636	—	0.55%	to	0.95%	16.34%		to	15.88%
2011	20,139	$0.72 to $0.69	$14,127	—	0.55%	to	0.95%	(2.19%)		to	(2.58%)
2010	25,642	$0.74 to $0.71	$18,425	—	0.55%	to	0.95%	24.83%		to	24.34%
2009	31,734	$0.59 to $0.57	$18,312	—	0.55%	to	0.95%	43.65%		to	43.08%

Janus Aspen Flex Bond, Serv
2013	7,094	$0.99 to $0.98	$6,998	4.81%	0.55%	to	1.90%	(1.97	%)(12)	to	(2.85	%)(12)

Janus Aspen Gbl Alloc Mod, Serv
2013	7,765	$1.19 to $1.16	$9,385	2.54%	0.55%	to	1.90%	14.06%		to	12.55%
2012	439	$1.04 to $1.03	$457	3.67%	0.55%	to	1.90%	3.40	%(10)	to	2.47	%(10)

Janus Aspen Global Tech, Serv
2013	24,493	$0.82 to $1.93	$19,918	—	0.55%	to	1.20%	34.65%		to	33.78%
2012	28,136	$0.61 to $1.44	$16,995	—	0.55%	to	1.20%	18.49%		to	17.72%
2011	34,118	$0.51 to $1.23	$17,445	—	0.55%	to	1.20%	(9.16%)		to	(9.75%)
2010	43,886	$0.57 to $1.36	$24,760	—	0.55%	to	1.20%	23.71%		to	22.91%
2009	47,873	$0.46 to $1.11	$21,824	—	0.55%	to	1.20%	56.04%		to	55.03%

Janus Aspen Janus, Serv
2013	43,430	$1.39 to $1.28	$59,209	0.65%	0.55%	to	1.90%	29.28%		to	27.55%
2012	53,422	$1.08 to $1.00	$56,512	0.43%	0.55%	to	1.90%	17.63%		to	0.98	%(10)
2011	64,496	$0.92 to $1.08	$58,202	0.43%	0.55%	to	1.80%	(6.06%)		to	(7.23%)
2010	85,313	$0.98 to $1.17	$82,233	0.05%	0.55%	to	1.80%	13.63%		to	16.30	%(6)
2009	1,711,481	$0.86 to $0.84	$1,454,728	0.38%	0.55%	to	1.45%	35.27%		to	34.06%

Janus Aspen Overseas, Serv
2013	37,895	$1.57 to $2.55	$58,267	3.01%	0.55%	to	1.20%	13.66%		to	12.92%
2012	50,322	$1.38 to $2.26	$68,216	0.58%	0.55%	to	1.20%	12.56%		to	11.83%
2011	70,950	$1.23 to $2.02	$85,783	0.38%	0.55%	to	1.20%	(32.71%)		to	(33.14%)
2010	97,399	$1.82 to $3.02	$175,076	0.53%	0.55%	to	1.20%	24.33%		to	23.53%
2009	110,781	$1.47 to $2.45	$160,461	0.41%	0.55%	to	1.20%	78.09%		to	76.94%

 364  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Lazard Ret Global Dyn MA, Serv
2013	5,187	$1.13 to $1.12	$5,820	1.27%	0.55%	to	1.90%	10.55	%(12)	to	9.56	%(12)

MFS Inv Gro Stock, Serv Cl
2013	69,087	$1.14 to $1.65	$82,994	0.42%	0.55%	to	1.45%	29.34%		to	28.18%
2012	78,214	$0.88 to $1.28	$72,077	0.22%	0.55%	to	1.45%	16.04%		to	15.00%
2011	89,086	$0.76 to $1.12	$70,257	0.26%	0.55%	to	1.45%	(0.18%)		to	(1.07%)
2010	105,423	$0.76 to $1.13	$82,960	0.29%	0.55%	to	1.45%	11.54%		to	10.54%
2009	125,305	$0.68 to $1.02	$88,112	0.42%	0.55%	to	1.45%	38.33%		to	37.09%

MFS New Dis, Serv Cl
2013	32,602	$2.03 to $2.23	$64,508	—	0.55%	to	1.20%	40.44%		to	39.53%
2012	37,452	$1.44 to $1.59	$52,918	—	0.55%	to	1.20%	20.23%		to	19.45%
2011	47,312	$1.20 to $1.34	$55,683	—	0.55%	to	1.20%	(10.98%)		to	(11.56%)
2010	47,235	$1.35 to $1.51	$62,698	—	0.55%	to	1.20%	35.20%		to	34.32%
2009	53,217	$1.00 to $1.12	$52,365	—	0.55%	to	1.20%	62.03%		to	60.98%

MFS Utilities, Serv Cl
2013	99,559	$3.00 to $1.26	$257,426	2.10%	0.55%	to	1.90%	19.56%		to	17.96%
2012	108,853	$2.51 to $1.07	$239,437	6.35%	0.55%	to	1.90%	12.59%		to	5.78	%(10)
2011	121,680	$2.23 to $1.22	$241,229	3.03%	0.55%	to	1.80%	5.92%		to	4.61%
2010	121,459	$2.11 to $1.17	$229,995	3.10%	0.55%	to	1.80%	12.89%		to	15.70	%(6)
2009	139,628	$1.86 to $1.25	$236,943	4.76%	0.55%	to	1.45%	32.14%		to	30.96%

MS UIF Global Real Est, Cl II
2013	51,115	$1.25 to $1.22	$63,191	3.65%	0.55%	to	1.45%	2.07%		to	1.16%
2012	53,625	$1.22 to $1.21	$65,057	0.55%	0.55%	to	1.45%	29.23%		to	28.07%
2011	61,296	$0.94 to $0.94	$57,824	3.34%	0.55%	to	1.45%	(10.64%)		to	(11.44%)
2010	69,097	$1.06 to $1.07	$73,116	9.13%	0.55%	to	1.45%	21.65%		to	20.56%
2009	299,590	$0.87 to $0.88	$264,522	0.02%	0.55%	to	1.45%	40.64%		to	39.38%

MS UIF Mid Cap Gro, Cl II
2013	27,537	$1.79 to $1.25	$49,578	0.24%	0.55%	to	1.90%	36.73%		to	34.91%
2012	33,274	$1.31 to $0.92	$43,946	—	0.55%	to	1.90%	7.89%		to	(5.99	%)(10)
2011	47,463	$1.21 to $1.15	$58,189	0.24%	0.55%	to	1.80%	(7.68%)		to	(8.83%)
2010	45,797	$1.31 to $1.26	$60,967	—	0.55%	to	1.80%	31.54%		to	25.27	%(6)
2009	46,533	$1.00 to $1.06	$47,117	—	0.55%	to	1.45%	56.51%		to	55.10%

NB AMT Intl Eq, Cl S
2013	17,639	$1.12 to $1.17	$20,121	1.39%	0.55%	to	1.45%	17.19%		to	16.14%
2012	18,401	$0.95 to $1.01	$17,984	0.80%	0.55%	to	1.45%	17.83%		to	16.77%
2011	22,063	$0.81 to $0.87	$18,306	6.16%	0.55%	to	1.45%	(12.81%)		to	(13.59%)
2010	23,892	$0.93 to $1.00	$22,804	1.80%	0.55%	to	1.45%	21.35%		to	20.26%
2009	379,110	$0.76 to $0.83	$309,505	3.73%	0.55%	to	1.45%	33.77%		to	32.57%

NB AMT Soc Responsive, Cl S
2013	3,901	$1.36 to $1.35	$6,422	0.60%	0.60%	to	1.90%	36.59%		to	34.83%
2012	2,935	$1.00 to $1.00	$3,552	0.10%	0.60%	to	1.90%	1.68	%(10)	to	0.80	%(10)
2011	3,129	$1.11 to $1.13	$3,451	0.27%	0.85%	to	1.80%	(3.97%)		to	(4.87%)
2010	3,027	$1.15 to $1.18	$3,473	0.02%	0.85%	to	1.80%	21.72%		to	17.42	%(6)
2009	2,503	$0.95 to $0.93	$2,360	2.09%	0.85%	to	1.45%	30.20%		to	29.42%

Oppen Eq Inc VA, Serv
2013	4,349	$1.32 to $1.26	$5,648	1.12%	0.85%	to	1.45%	27.61%		to	26.85%
2012	4,014	$1.03 to $0.99	$4,091	1.13%	0.85%	to	1.45%	12.13%		to	11.45%
2011	4,581	$0.92 to $0.89	$4,172	0.90%	0.85%	to	1.45%	(5.29%)		to	(5.86%)
2010	4,829	$0.97 to $0.95	$4,653	0.91%	0.85%	to	1.45%	13.84%		to	13.15%
2009	5,240	$0.85 to $0.84	$4,443	0.18%	0.85%	to	1.45%	31.45%		to	30.66%

Oppen Global VA, Serv
2013	60,950	$2.12 to $1.34	$114,933	1.17%	0.55%	to	1.90%	26.30%		to	24.60%
2012	61,187	$1.67 to $1.08	$92,610	1.92%	0.55%	to	1.90%	20.29%		to	7.88	%(10)
2011	70,702	$1.39 to $1.06	$89,945	1.07%	0.55%	to	1.80%	(9.03%)		to	(10.15%)
2010	76,283	$1.53 to $1.18	$107,678	1.23%	0.55%	to	1.80%	15.07%		to	17.77	%(6)
2009	82,309	$1.33 to $0.98	$101,816	1.98%	0.55%	to	1.45%	38.59%		to	37.35%

RIVERSOURCE VARIABLE ACCOUNT 10  ■  365

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Oppen Global Strategic Inc VA, Srv
2013	410,573	$1.62 to $0.96	$631,311	4.80%	0.55%	to	1.90%	(0.91%)		to	(4.44	%)(12)
2012	528,177	$1.63 to $1.43	$823,175	5.61%	0.55%	to	1.45%	12.53%		to	11.51%
2011	601,876	$1.45 to $1.28	$836,908	2.91%	0.55%	to	1.45%	0.10%		to	(0.80%)
2010	706,224	$1.45 to $1.29	$985,348	13.38%	0.55%	to	1.45%	14.14%		to	13.12%
2009	2,168,384	$1.27 to $1.14	$2,606,149	0.23%	0.55%	to	1.45%	17.76%		to	16.70%

Oppen Main St Sm Cap VA, Serv
2013	42,438	$2.30 to $1.41	$85,905	0.70%	0.55%	to	1.90%	39.85%		to	37.97%
2012	42,432	$1.64 to $1.03	$62,203	0.33%	0.55%	to	1.90%	17.02%		to	3.26	%(10)
2011	48,318	$1.41 to $1.17	$61,075	0.42%	0.55%	to	1.80%	(2.92%)		to	(4.12%)
2010	58,250	$1.45 to $1.22	$76,560	0.43%	0.55%	to	1.80%	22.38%		to	21.39	%(6)
2009	67,777	$1.18 to $0.88	$73,523	0.65%	0.55%	to	1.45%	36.13%		to	34.91%

PIMCO VIT All Asset, Advisor Cl
2013	154,508	$1.47 to $1.05	$222,703	4.19%	0.55%	to	1.90%	(0.44%)		to	(1.79%)
2012	205,043	$1.48 to $1.07	$298,500	4.97%	0.55%	to	1.90%	14.18%		to	6.10	%(10)
2011	192,032	$1.29 to $1.06	$245,929	7.56%	0.55%	to	1.80%	1.37%		to	0.11%
2010	192,371	$1.27 to $1.06	$244,031	4.92%	0.55%	to	1.80%	12.39%		to	6.05	%(6)
2009	1,054,508	$1.13 to $1.13	$1,199,776	6.97%	0.55%	to	1.45%	20.76%		to	19.68%

PIMCO VIT Glb MA Man Alloc, Adv Cl
2013	5,310	$0.95 to $0.93	$4,991	3.28%	0.55%	to	1.90%	(8.41%)		to	(9.65%)
2012	3,251	$1.03 to $1.02	$3,355	4.05%	0.55%	to	1.90%	2.90	%(10)	to	1.99	%(10)

PIMCO VIT Tot Return, Advisor Cl
2013	8,192	$0.96 to $0.95	$7,897	2.30%	0.55%	to	1.90%	(3.98	%)(12)	to	(4.86	%)(12)

Put VT Global Hlth Care, Cl IB
2013	12,940	$1.97 to $1.89	$24,737	1.09%	0.55%	to	1.20%	40.89%		to	39.98%
2012	13,599	$1.40 to $1.35	$18,504	1.32%	0.55%	to	1.20%	21.60%		to	20.81%
2011	16,108	$1.15 to $1.12	$18,079	3.52%	0.55%	to	1.20%	(1.72%)		to	(2.35%)
2010	18,734	$1.17 to $1.15	$21,455	1.99%	0.55%	to	1.20%	1.91%		to	1.25%
2009	23,153	$1.15 to $1.13	$26,091	11.63%	0.55%	to	1.20%	25.31%		to	24.50%

Put VT Intl Eq, Cl IB
2013	13,264	$1.71 to $1.74	$22,120	1.47%	0.55%	to	1.20%	27.37%		to	26.54%
2012	16,000	$1.34 to $1.37	$21,002	2.29%	0.55%	to	1.20%	21.25%		to	20.46%
2011	20,339	$1.11 to $1.14	$22,088	3.38%	0.55%	to	1.20%	(17.39%)		to	(17.92%)
2010	24,302	$1.34 to $1.39	$32,041	3.67%	0.55%	to	1.20%	9.42%		to	8.71%
2009	29,798	$1.23 to $1.28	$36,019	—	0.55%	to	1.20%	23.95%		to	23.15%

Put VT Multi-Cap Gro, Cl IA
2013	30,597	$2.15 to $2.15	$66,235	0.74%	1.25%	to	1.25%	35.05%		to	35.05%
2012	34,299	$1.59 to $1.59	$54,990	0.51%	1.25%	to	1.25%	15.63%		to	15.63%
2011	39,973	$1.37 to $1.37	$55,415	0.41%	1.25%	to	1.25%	(6.06%)		to	(6.06%)
2010	47,515	$1.46 to $1.46	$70,085	0.60%	1.25%	to	1.25%	18.38%		to	18.38%
2009	57,178	$1.24 to $1.24	$71,207	0.70%	1.25%	to	1.25%	30.84%		to	30.84%

Put VT Multi-Cap Gro, Cl IB
2013	17,501	$1.68 to $1.65	$29,283	0.51%	0.55%	to	1.20%	35.69%		to	34.81%
2012	19,953	$1.24 to $1.22	$24,655	0.24%	0.55%	to	1.20%	16.12%		to	15.36%
2011	24,077	$1.07 to $1.06	$25,684	0.27%	0.55%	to	1.20%	(5.60%)		to	(6.21%)
2010	29,434	$1.13 to $1.13	$33,346	—	0.55%	to	1.20%	13.15	%(7)	to	12.95	%(7)

Royce Micro-Cap, Invest Cl
2013	6,965	$4.55 to $4.30	$30,689	0.49%	0.55%	to	0.95%	20.32%		to	19.84%
2012	8,699	$3.78 to $3.59	$31,894	—	0.55%	to	0.95%	7.01%		to	6.58%
2011	11,616	$3.54 to $3.37	$39,841	2.08%	0.55%	to	0.95%	(12.58%)		to	(12.93%)
2010	15,792	$4.05 to $3.87	$62,060	1.74%	0.55%	to	0.95%	29.25%		to	28.73%
2009	20,125	$3.13 to $3.00	$61,288	—	0.55%	to	0.95%	57.18%		to	56.55%

 366  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Third Ave Val
2013	8,571	$3.44 to $3.24	$28,415	3.27%	0.55%	to	0.95%	18.32%		to	17.84%
2012	10,403	$2.90 to $2.75	$29,223	0.87%	0.55%	to	0.95%	26.63%		to	26.13%
2011	13,372	$2.29 to $2.18	$29,752	1.66%	0.55%	to	0.95%	(21.74%)		to	(22.05%)
2010	18,735	$2.93 to $2.80	$53,358	3.79%	0.55%	to	0.95%	13.44%		to	12.99%
2009	24,897	$2.58 to $2.48	$62,620	—	0.55%	to	0.95%	44.55%		to	43.98%

VanEck VIP Global Gold, Cl S
2013	4,276	$0.77 to $0.76	$3,278	—	0.55%	to	1.90%	(23.15	%)(12)	to	(23.84	%)(12)

VP Aggr, Cl 2
2013	808,546	$1.47 to $1.21	$1,173,070	—	0.55%	to	1.90%	20.08%		to	18.47%
2012	697,180	$1.23 to $1.02	$846,002	—	0.55%	to	1.90%	13.09%		to	1.93	%(10)
2011	612,449	$1.08 to $1.11	$659,813	—	0.55%	to	1.80%	(3.63%)		to	(4.82%)
2010	186,004	$1.12 to $1.16	$208,702	—	0.55%	to	1.80%	13.63	%(5)	to	16.17	%(6)

VP Aggr, Cl 4
2013	1,115,592	$1.47 to $1.43	$1,622,820	—	0.55%	to	1.45%	20.05%		to	18.96%
2012	1,224,668	$1.23 to $1.20	$1,489,272	—	0.55%	to	1.45%	13.06%		to	12.04%
2011	1,479,264	$1.09 to $1.07	$1,596,561	—	0.55%	to	1.45%	(3.45%)		to	(4.32%)
2010	1,623,318	$1.12 to $1.12	$1,821,118	—	0.55%	to	1.45%	13.63	%(5)	to	12.96	%(5)

VP AC Div Bond, Cl 2
2013	5,321	$1.00 to $0.98	$5,630	1.82%	0.60%	to	1.90%	(3.30%)		to	(4.54%)
2012	5,762	$1.03 to $1.02	$6,338	1.73%	0.60%	to	1.90%	2.40	%(10)	to	1.50	%(10)
2011	2,104	$1.07 to $1.05	$2,233	0.96%	0.85%	to	1.80%	6.20%		to	5.20%
2010	749	$1.00 to $1.00	$752	—	0.85%	to	1.80%	0.29	%(6)	to	(0.14	%)(6)

VP Loomis Sayles Gro, Cl 2
2013	1,741	$1.26 to $1.23	$2,961	—	0.60%	to	1.90%	28.62%		to	26.96%
2012	1,039	$0.98 to $0.97	$1,383	—	0.60%	to	1.90%	(1.86	%)(10)	to	(2.71	%)(10)
2011	374	$1.19 to $1.17	$443	—	0.85%	to	1.80%	(1.72%)		to	(2.65%)
2010	150	$1.21 to $1.21	$181	—	0.85%	to	1.80%	21.02	%(6)	to	20.50	%(6)

VP AQR Man Fut Strategy, Cl 2
2013	6,520	$1.03 to $1.02	$6,718	2.34%	0.55%	to	1.90%	1.48	%(12)	to	0.56	%(12)

VP BR Gl Infl Prot Sec, Cl 2
2013	5,793	$0.99 to $0.96	$6,221	—	0.60%	to	1.90%	(6.18%)		to	(7.38%)
2012	7,821	$1.05 to $1.04	$8,994	4.33%	0.60%	to	1.90%	4.10	%(10)	to	3.20	%(10)
2011	4,309	$1.11 to $1.09	$4,760	7.58%	0.85%	to	1.80%	8.99%		to	7.96%
2010	1,171	$1.02 to $1.01	$1,191	—	0.85%	to	1.80%	1.76	%(6)	to	1.32	%(6)

VP BR Gl Infl Prot Sec, Cl 3
2013	126,607	$1.34 to $1.23	$164,451	—	0.55%	to	1.45%	(6.00%)		to	(6.85%)
2012	180,662	$1.43 to $1.32	$250,341	4.40%	0.55%	to	1.45%	5.03%		to	4.08%
2011	202,745	$1.36 to $1.27	$268,441	7.27%	0.55%	to	1.45%	9.43%		to	8.45%
2010	230,072	$1.24 to $1.17	$279,401	0.79%	0.55%	to	1.45%	3.56%		to	2.63%
2009	1,530,203	$1.20 to $1.14	$1,785,469	8.68%	0.55%	to	1.45%	6.25%		to	5.30%

VP Col Wanger Intl Eq, Cl 2
2013	8,958	$1.28 to $1.27	$13,332	2.32%	0.60%	to	1.90%	21.30%		to	19.73%
2012	5,242	$1.05 to $1.06	$6,476	1.20%	0.60%	to	1.90%	5.15	%(10)	to	4.23	%(10)
2011	3,358	$1.03 to $1.02	$3,463	2.18%	0.85%	to	1.80%	(14.49%)		to	(15.29%)
2010	1,007	$1.21 to $1.20	$1,218	0.46%	0.85%	to	1.80%	20.96	%(6)	to	20.45	%(6)

VP Col Wanger US Eq, Cl 2
2013	5,948	$1.36 to $1.35	$11,335	—	0.60%	to	1.90%	33.92%		to	32.19%
2012	3,573	$1.02 to $1.02	$5,120	—	0.60%	to	1.90%	4.01	%(10)	to	3.11	%(10)
2011	2,115	$1.22 to $1.20	$2,571	—	0.85%	to	1.80%	(5.86%)		to	(6.75%)
2010	534	$1.29 to $1.29	$689	—	0.85%	to	1.80%	29.16	%(6)	to	28.60	%(6)

RIVERSOURCE VARIABLE ACCOUNT 10  ■  367

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP Conserv, Cl 2
2013	586,903	$1.18 to $1.04	$678,882	—	0.55%	to	1.90%	2.61%		to	1.23%
2012	852,752	$1.15 to $1.02	$966,766	—	0.55%	to	1.90%	6.68%		to	1.79	%(10)
2011	593,897	$1.08 to $1.06	$634,319	—	0.55%	to	1.80%	2.67%		to	1.40%
2010	176,204	$1.05 to $1.05	$184,094	—	0.55%	to	1.80%	5.56	%(5)	to	4.56	%(6)

VP Conserv, Cl 4
2013	969,662	$1.18 to $1.14	$1,123,646	—	0.55%	to	1.45%	2.53%		to	1.60%
2012	1,687,368	$1.15 to $1.12	$1,915,661	—	0.55%	to	1.45%	6.68%		to	5.72%
2011	1,512,637	$1.08 to $1.06	$1,616,062	—	0.55%	to	1.45%	2.67%		to	1.75%
2010	1,349,528	$1.05 to $1.04	$1,409,946	—	0.55%	to	1.45%	5.56	%(5)	to	4.94	%(5)

VP DFA Intl Val, Cl 2
2013	3,855	$1.22 to $1.25	$4,943	2.03%	0.60%	to	1.90%	19.08%		to	17.54%
2012	1,949	$1.03 to $1.06	$2,109	1.97%	0.60%	to	1.90%	7.74	%(10)	to	6.81	%(10)
2011	1,689	$0.94 to $0.93	$1,585	1.97%	0.85%	to	1.80%	(20.23%)		to	(20.99%)
2010	426	$1.18 to $1.18	$503	2.09%	0.85%	to	1.80%	18.02	%(6)	to	17.51	%(6)

VP EV Floating Rate Inc, Cl 2
2013	24,307	$1.07 to $1.05	$27,795	3.85%	0.60%	to	1.90%	3.31%		to	1.97%
2012	10,325	$1.04 to $1.03	$11,510	4.46%	0.60%	to	1.90%	3.04	%(10)	to	2.14	%(10)
2011	7,348	$1.06 to $1.04	$7,735	2.06%	0.85%	to	1.80%	1.07%		to	0.11%
2010	1,565	$1.05 to $1.04	$1,646	—	0.85%	to	1.80%	4.62	%(6)	to	4.17	%(6)

VP GS Commodity Strategy, Cl 2
2013	1,639	$0.92 to $0.91	$1,508	—	0.55%	to	1.90%	(7.00	%)(12)	to	(7.84	%)(12)

VP Holl Lg Cap Gro, Cl 2
2013	2,781	$1.25 to $1.22	$4,713	—	0.60%	to	1.90%	30.17%		to	28.48%
2012	2,433	$0.96 to $0.95	$3,202	—	0.60%	to	1.90%	(4.12	%)(10)	to	(4.96	%)(10)
2011	1,490	$1.20 to $1.18	$1,778	—	0.85%	to	1.80%	(3.31%)		to	(4.22%)
2010	208	$1.24 to $1.23	$257	—	0.85%	to	1.80%	23.91	%(6)	to	23.38	%(6)

VP Invesco Intl Gro, Cl 2
2013	4,457	$1.23 to $1.23	$6,357	1.38%	0.60%	to	1.90%	18.19%		to	16.65%
2012	2,350	$1.04 to $1.05	$2,859	1.14%	0.60%	to	1.90%	4.69	%(10)	to	3.78	%(10)
2011	1,594	$1.07 to $1.06	$1,701	1.61%	0.85%	to	1.80%	(7.90%)		to	(8.77%)
2010	350	$1.16 to $1.16	$407	0.64%	0.85%	to	1.80%	16.27	%(6)	to	15.78	%(6)

VP JPM Core Bond, Cl 2
2013	4,330	$1.00 to $0.98	$4,563	1.97%	0.60%	to	1.90%	(3.07%)		to	(4.33%)
2012	5,081	$1.03 to $1.02	$5,563	2.07%	0.60%	to	1.90%	2.28	%(10)	to	1.38	%(10)
2011	2,823	$1.06 to $1.05	$2,996	0.96%	0.85%	to	1.80%	5.86%		to	4.87%
2010	1,132	$1.01 to $1.00	$1,138	—	0.85%	to	1.80%	0.59	%(6)	to	0.16	%(6)

VP Jennison Mid Cap Gro, Cl 2
2013	2,925	$1.28 to $1.26	$4,905	—	0.60%	to	1.90%	26.93%		to	25.29%
2012	1,561	$1.01 to $1.00	$2,138	—	0.60%	to	1.90%	0.58	%(10)	to	(0.30	%)(10)
2011	738	$1.20 to $1.19	$885	—	0.85%	to	1.80%	1.00%		to	0.04%
2010	270	$1.19 to $1.19	$322	—	0.85%	to	1.80%	19.06	%(6)	to	18.55	%(6)

VP MFS Val, Cl 2
2013	4,294	$1.38 to $1.37	$7,410	—	0.60%	to	1.90%	34.68%		to	32.93%
2012	2,006	$1.03 to $1.03	$2,606	—	0.60%	to	1.90%	3.17	%(10)	to	2.27	%(10)
2011	1,177	$1.14 to $1.13	$1,341	—	0.85%	to	1.80%	(1.12%)		to	(2.05%)
2010	254	$1.16 to $1.15	$294	—	0.85%	to	1.80%	15.65	%(6)	to	15.15	%(6)

VP Mod, Cl 2
2013	5,282,492	$1.34 to $1.12	$6,941,783	—	0.55%	to	1.90%	10.75%		to	9.26%
2012	5,088,616	$1.21 to $1.03	$6,066,557	—	0.55%	to	1.90%	10.26%		to	2.25	%(10)
2011	4,072,928	$1.09 to $1.09	$4,423,893	—	0.55%	to	1.80%	(0.28%)		to	(1.51%)
2010	1,584,363	$1.10 to $1.10	$1,732,993	—	0.55%	to	1.80%	9.82	%(5)	to	10.43	%(6)

 368  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP Mod, Cl 4
2013	8,850,388	$1.34 to $1.29	$11,671,060	—	0.55%	to	1.45%	10.82%		to	9.82%
2012	9,162,518	$1.21 to $1.18	$10,944,928	—	0.55%	to	1.45%	10.25%		to	9.25%
2011	9,718,867	$1.09 to $1.08	$10,569,864	—	0.55%	to	1.45%	(0.19%)		to	(1.08%)
2010	10,566,949	$1.10 to $1.09	$11,557,839	—	0.55%	to	1.45%	9.82	%(5)	to	9.17	%(5)

VP Mod Aggr, Cl 2
2013	3,023,702	$1.41 to $1.16	$4,195,297	—	0.55%	to	1.90%	15.44%		to	13.89%
2012	2,775,343	$1.22 to $1.02	$3,350,870	—	0.55%	to	1.90%	11.62%		to	1.94	%(10)
2011	2,443,394	$1.09 to $1.10	$2,654,302	—	0.55%	to	1.80%	(1.97%)		to	(3.18%)
2010	891,747	$1.11 to $1.13	$991,528	—	0.55%	to	1.80%	11.61	%(5)	to	13.26	%(6)

VP Mod Aggr, Cl 4
2013	4,272,587	$1.41 to $1.36	$5,945,143	—	0.55%	to	1.45%	15.41%		to	14.37%
2012	4,925,651	$1.22 to $1.19	$5,959,830	—	0.55%	to	1.45%	11.60%		to	10.59%
2011	5,802,273	$1.09 to $1.08	$6,313,026	—	0.55%	to	1.45%	(1.88%)		to	(2.76%)
2010	6,431,039	$1.12 to $1.11	$7,156,739	—	0.55%	to	1.45%	11.71	%(5)	to	11.05	%(5)

VP Mod Conserv, Cl 2
2013	1,384,885	$1.25 to $1.07	$1,704,963	—	0.55%	to	1.90%	6.54%		to	5.11%
2012	1,698,010	$1.18 to $1.02	$1,972,536	—	0.55%	to	1.90%	8.15%		to	1.81	%(10)
2011	1,249,525	$1.09 to $1.07	$1,348,503	—	0.55%	to	1.80%	1.30%		to	0.05%
2010	486,156	$1.07 to $1.07	$520,096	—	0.55%	to	1.80%	7.42	%(5)	to	7.37	%(6)

VP Mod Conserv, Cl 4
2013	2,377,982	$1.26 to $1.21	$2,940,648	—	0.55%	to	1.45%	6.52%		to	5.56%
2012	3,133,836	$1.18 to $1.15	$3,653,172	—	0.55%	to	1.45%	8.23%		to	7.25%
2011	3,079,882	$1.09 to $1.07	$3,330,281	—	0.55%	to	1.45%	1.39%		to	0.48%
2010	3,111,865	$1.07 to $1.07	$3,332,020	—	0.55%	to	1.45%	7.52	%(5)	to	6.89	%(5)

VP MS Global Real Est, Cl 2
2013	7,541	$1.16 to $1.15	$10,505	7.67%	0.60%	to	1.90%	2.43%		to	1.11%
2012	4,557	$1.13 to $1.14	$6,254	0.11%	0.60%	to	1.90%	11.59	%(10)	to	10.62	%(10)
2011	2,625	$1.07 to $1.06	$2,804	4.39%	0.85%	to	1.80%	(10.38%)		to	(11.23%)
2010	702	$1.20 to $1.19	$840	—	0.85%	to	1.80%	19.64	%(6)	to	19.13	%(6)

VP NFJ Divd Val, Cl 2
2013	3,835	$1.32 to $1.31	$6,449	—	0.60%	to	1.90%	26.95%		to	25.31%
2012	2,708	$1.04 to $1.04	$3,629	—	0.60%	to	1.90%	5.35	%(10)	to	4.43	%(10)
2011	1,199	$1.20 to $1.19	$1,437	—	0.85%	to	1.80%	2.42%		to	1.46%
2010	143	$1.17 to $1.17	$168	—	0.85%	to	1.80%	17.49	%(6)	to	16.99	%(6)

VP Nuveen Winslow Lg Cap Gro, Cl 2
2013	1,410	$1.30 to $1.27	$2,548	—	0.60%	to	1.90%	35.40%		to	33.65%
2012	971	$0.96 to $0.95	$1,309	—	0.60%	to	1.90%	(2.81	%)(10)	to	(3.66	%)(10)
2011	450	$1.22 to $1.20	$547	—	0.85%	to	1.80%	(1.19%)		to	(2.12%)
2010	28	$1.23 to $1.23	$34	—	0.85%	to	1.80%	23.31	%(6)	to	22.78	%(6)

VP Ptnrs Sm Cap Gro, Cl 2
2013	1,376	$1.35 to $1.33	$2,636	—	0.60%	to	1.90%	39.06%		to	37.26%
2012	816	$0.97 to $0.97	$1,135	—	0.60%	to	1.90%	(3.52	%)(10)	to	(4.36	%)(10)
2011	466	$1.27 to $1.25	$591	—	0.85%	to	1.80%	(1.43%)		to	(2.36%)
2010	93	$1.29 to $1.29	$120	—	0.85%	to	1.80%	29.05	%(6)	to	28.50	%(6)

VP Ptnrs Sm Cap Val, Cl 2
2013	2,004	$1.37 to $1.35	$3,468	—	0.60%	to	1.90%	33.87%		to	32.14%
2012	1,185	$1.02 to $1.03	$1,544	—	0.60%	to	1.90%	4.35	%(10)	to	3.44	%(10)
2011	603	$1.17 to $1.15	$702	—	0.85%	to	1.80%	(5.33%)		to	(6.22%)
2010	368	$1.23 to $1.23	$453	—	0.85%	to	1.80%	23.21	%(6)	to	22.68	%(6)

VP Ptnrs Sm Cap Val, Cl 3
2013	56,024	$2.99 to $1.64	$147,194	—	0.55%	to	1.45%	34.07%		to	32.86%
2012	69,566	$2.23 to $1.23	$136,991	—	0.55%	to	1.45%	12.89%		to	11.87%
2011	86,378	$1.98 to $1.10	$151,348	—	0.55%	to	1.45%	(4.98%)		to	(5.83%)
2010	106,425	$2.08 to $1.17	$197,266	—	0.55%	to	1.45%	23.75%		to	22.64%
2009	942,973	$1.68 to $0.95	$1,090,106	—	0.55%	to	1.45%	35.80%		to	34.59%

RIVERSOURCE VARIABLE ACCOUNT 10  ■  369

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP TCW Core Plus Bond, Cl 2
2013	3,078	$0.98 to $0.96	$3,115	0.59%	0.60%	to	1.90%	(2.94%)		to	(4.20%)
2012	3,405	$1.01 to $1.00	$3,576	1.40%	0.60%	to	1.90%	0.42	%(10)	to	(0.46	%)(10)
2011	1,378	$1.05 to $1.03	$1,436	0.65%	0.85%	to	1.80%	4.32%		to	3.34%
2010	446	$1.00 to $1.00	$447	—	0.85%	to	1.80%	0.20	%(6)	to	(0.23	%)(6)

VP Pyramis Intl Eq, Cl 2
2013	2,169	$1.29 to $1.30	$3,115	1.88%	0.60%	to	1.90%	20.55%		to	18.99%
2012	1,039	$1.07 to $1.09	$1,247	1.94%	0.60%	to	1.90%	8.70	%(10)	to	7.75	%(10)
2011	564	$1.01 to $1.00	$569	2.21%	0.85%	to	1.80%	(13.60%)		to	(14.42%)
2010	66	$1.17 to $1.17	$78	1.90%	0.85%	to	1.80%	17.10	%(6)	to	16.60	%(6)

VP Pyrford Intl Eq, Cl 2
2013	777	$1.05 to $1.04	$818	1.03%	0.55%	to	1.90%	5.50	%(13)	to	4.54	%(13)

VP Sit Divd Gro, Cl 2
2013	2,861	$1.26 to $1.25	$4,323	—	0.60%	to	1.90%	27.50%		to	25.85%
2012	1,623	$0.99 to $0.99	$1,966	—	0.60%	to	1.90%	(0.12	%)(10)	to	(0.99	%)(10)
2011	1,118	$1.11 to $1.10	$1,240	—	0.85%	to	1.80%	(4.42%)		to	(5.31%)
2010	387	$1.16 to $1.16	$451	—	0.85%	to	1.80%	16.40	%(6)	to	15.90	%(6)

VP Sit Divd Gro, Cl 3
2013	34,820	$1.35 to $1.29	$46,089	—	0.55%	to	1.45%	27.69%		to	26.54%
2012	39,258	$1.06 to $1.02	$40,838	—	0.55%	to	1.45%	10.08%		to	9.08%
2011	49,565	$0.96 to $0.93	$46,968	—	0.55%	to	1.45%	(4.03%)		to	(4.89%)
2010	63,234	$1.00 to $0.98	$62,574	—	0.55%	to	1.45%	10.91%		to	9.92%
2009	1,684,963	$0.90 to $0.89	$1,518,919	—	0.55%	to	1.45%	30.61%		to	29.44%

VP Vty Estb Val, Cl 2
2013	3,798	$1.40 to $1.38	$6,660	—	0.60%	to	1.90%	34.85%		to	33.11%
2012	2,603	$1.03 to $1.04	$3,421	—	0.60%	to	1.90%	4.13	%(10)	to	3.22	%(10)
2011	1,692	$1.14 to $1.13	$1,924	—	0.85%	to	1.80%	(7.32%)		to	(8.19%)
2010	409	$1.23 to $1.23	$504	—	0.85%	to	1.80%	23.09	%(6)	to	22.56	%(6)

VP Vty Estb Val, Cl 3
2013	9,378	$2.07 to $1.65	$17,997	—	0.55%	to	1.45%	35.12%		to	33.91%
2012	9,680	$1.53 to $1.23	$13,797	—	0.55%	to	1.45%	16.37%		to	15.32%
2011	10,544	$1.32 to $1.07	$13,013	—	0.55%	to	1.45%	(6.95%)		to	(7.79%)
2010	10,676	$1.42 to $1.16	$14,315	—	0.55%	to	1.45%	21.20%		to	20.11%
2009	11,506	$1.17 to $0.97	$12,879	—	0.55%	to	1.45%	35.88%		to	34.66%

VP WF Short Duration Govt, Cl 2
2013	2,182	$1.00 to $0.97	$2,186	0.62%	0.60%	to	1.90%	(1.07%)		to	(2.36%)
2012	1,916	$1.01 to $1.00	$1,952	1.03%	0.60%	to	1.90%	0.47	%(10)	to	(0.41	%)(10)
2011	807	$1.02 to $1.00	$818	0.73%	0.85%	to	1.80%	1.33%		to	0.38%
2010	401	$1.00 to $1.00	$402	—	0.85%	to	1.80%	0.41	%(6)	to	(0.02	%)(6)

Wanger Intl
2013	123,922	$3.34 to $1.68	$342,548	2.61%	0.55%	to	1.45%	21.70%		to	20.60%
2012	137,801	$2.74 to $1.39	$317,597	1.17%	0.55%	to	1.45%	20.90%		to	19.80%
2011	167,899	$2.27 to $1.16	$323,958	4.78%	0.55%	to	1.45%	(15.09%)		to	(15.85%)
2010	199,414	$2.67 to $1.38	$458,489	1.70%	0.55%	to	1.45%	24.23%		to	23.12%
2009	578,944	$2.15 to $1.12	$893,102	3.70%	0.55%	to	1.45%	48.96%		to	47.63%

Wanger USA
2013	144,422	$3.19 to $1.68	$391,758	0.14%	0.55%	to	1.45%	33.02%		to	31.82%
2012	166,631	$2.40 to $1.28	$343,872	0.30%	0.55%	to	1.45%	19.36%		to	18.28%
2011	200,494	$2.01 to $1.08	$349,684	—	0.55%	to	1.45%	(4.02%)		to	(4.88%)
2010	240,629	$2.09 to $1.13	$441,908	—	0.55%	to	1.45%	22.68%		to	21.58%
2009	573,990	$1.71 to $0.93	$745,596	—	0.55%	to	1.45%	41.45%		to	40.18%

 370  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

WF Adv VT Index Asset Alloc, Cl 2
2013	16,691	$1.79 to $1.74	$29,125	1.63%	0.55%	to	1.20%	18.97%		to	18.20%
2012	19,665	$1.50 to $1.48	$28,893	1.43%	0.55%	to	1.20%	12.41%		to	11.68%
2011	23,246	$1.34 to $1.32	$30,454	2.98%	0.55%	to	1.20%	5.90%		to	5.22%
2010	29,127	$1.26 to $1.26	$36,093	1.75%	0.55%	to	1.20%	12.67%		to	11.94%
2009	37,522	$1.12 to $1.12	$41,324	2.02%	0.55%	to	1.20%	14.82%		to	14.08%

WF Adv VT Intl Eq, Cl 2
2013	33,222	$1.66 to $1.13	$48,586	2.14%	0.55%	to	1.45%	18.87%		to	17.80%
2012	40,040	$1.39 to $0.96	$49,421	1.31%	0.55%	to	1.45%	12.86%		to	11.84%
2011	48,128	$1.23 to $0.85	$53,181	0.11%	0.55%	to	1.45%	(13.39%)		to	(14.16%)
2010	57,745	$1.43 to $1.00	$74,526	1.67%	0.55%	to	1.45%	15.86%		to	14.83%
2009	775,672	$1.23 to $0.87	$752,302	0.46%	0.55%	to	1.45%	14.84%		to	13.81%

WF Adv VT Opp, Cl 2
2013	36,218	$2.21 to $1.29	$72,778	0.20%	0.55%	to	1.90%	29.96%		to	28.22%
2012	42,608	$1.70 to $1.01	$66,547	0.09%	0.55%	to	1.90%	14.89%		to	1.20	%(10)
2011	54,722	$1.48 to $1.14	$74,879	0.11%	0.55%	to	1.80%	(6.04%)		to	(7.21%)
2010	34,393	$1.57 to $1.23	$51,585	0.76%	0.55%	to	1.80%	23.08%		to	22.05	%(6)
2009	38,816	$1.28 to $1.00	$47,589	—	0.55%	to	1.45%	46.93%		to	45.61%

WF Adv VT Sm Cap Gro, Cl 2
2013	38,552	$2.29 to $1.37	$84,690	—	0.55%	to	1.90%	49.41%		to	47.40%
2012	42,724	$1.54 to $0.93	$63,274	—	0.55%	to	1.90%	7.28%		to	(7.05	%)(10)
2011	51,889	$1.43 to $1.19	$71,998	—	0.55%	to	1.80%	(5.12%)		to	(6.29%)
2010	68,151	$1.51 to $1.27	$100,081	—	0.55%	to	1.80%	26.08%		to	26.74	%(6)
2009	72,341	$1.20 to $1.11	$84,640	—	0.55%	to	1.45%	51.81%		to	50.45%

WA Var Global Hi Yd Bond, Cl II
2013	3,009	$1.02 to $1.01	$3,051	16.72%	0.55%	to	1.90%	1.04	%(12)	to	0.13	%(12)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
(3)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
(5)	New subaccount operations commenced on May 7, 2010.
(6)	New subaccount operations commenced on July 19, 2010.
(7)	New subaccount operations commenced on Sept. 24, 2010.
(8)	New subaccount operations commenced on April 29, 2011.
(9)	New subaccount operations commenced on April 27, 2012.
(10)	New subaccount operations commenced on April 30, 2012.
(11)	New subaccount operations commenced on April 26, 2013.
(12)	New subaccount operations commenced on April 29, 2013.
(13)	New subaccount operations commenced on April 30, 2013.
(14)	New subaccount operations commenced on Nov. 18, 2013.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  371

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
RIVERSOURCE LIFE INSURANCE COMPANY:

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company and its subsidiaries (the “Company”) as of December 31, 2013 and December 31, 2012 and the related consolidated statements of income, comprehensive income, shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Company and its subsidiaries at December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America.

Minneapolis, Minnesota

February 25, 2014

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS
(in millions, except share amounts)

December 31,	2013	2012

Assets

Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2013, $22,902; 2012, $23,058)	$24,387	$25,932
Common stocks, at fair value (cost: 2013 and 2012, $2)	6	4
Mortgage loans, at amortized cost (less allowance for loan losses: 2013, $24; and 2012, $26)	3,326	3,389
Policy loans	773	752
Other investments	915	743

Total investments	29,407	30,820
Cash and cash equivalents	344	336
Restricted cash	—	86
Reinsurance recoverables	2,177	2,047
Other receivables	195	203
Accrued investment income	275	291
Deferred acquisition costs	2,633	2,373
Other assets	4,357	4,197
Separate account assets	77,616	69,395

Total assets	$117,004	$109,748

Liabilities and Shareholder’s Equity

Liabilities:
Policyholder account balances, future policy benefits and claims	$29,149	$30,802
Short-term borrowings	500	501
Line of credit with Ameriprise Financial, Inc.	150	150
Other liabilities	5,431	4,201
Separate account liabilities	77,616	69,395

Total liabilities	112,846	105,049

Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,463	2,462
Retained earnings	1,042	1,000
Accumulated other comprehensive income, net of tax	650	1,234

Total shareholder’s equity	4,158	4,699

Total liabilities and shareholder’s equity	$117,004	$109,748

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME
(in millions)

Years Ended December 31,	2013	2012	2011

Revenues

Premiums	$430	$442	$493
Net investment income	1,411	1,480	1,593
Policy and contract charges	1,725	1,593	1,540
Other revenues	359	329	303
Net realized investment gains (losses)	3	(3)	5

Total revenues	3,928	3,841	3,934

Benefits and expenses

Benefits, claims, losses and settlement expenses	1,172	1,216	950
Interest credited to fixed accounts	806	831	856
Amortization of deferred acquisition costs	141	225	336
Other insurance and operating expenses	746	755	781

Total benefits and expenses	2,865	3,027	2,923

Pretax income	1,063	814	1,011
Income tax provision	221	164	190

Net income	$842	$650	$821

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(11)	$(12)	$(47)
Portion of loss recognized in other comprehensive income (loss) (before taxes)	5	(5)	23

Net impairment losses recognized in net realized investment gains	$(6)	$(17)	$(24)

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(in millions)

Years Ended December 31,	2013	2012	2011

Net income	$842	$650	$821
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities:
Net unrealized securities gains (losses) arising during the period	(904)	451	364
Reclassification of net securities (gains) losses included in net income	(3)	1	(3)
Impact of deferred acquisition costs, deferred sales inducement costs, benefit reserves and reinsurance recoverables	319	(154)	(194)

Total net unrealized gains (losses) on securities	(588)	298	167

Net unrealized losses on derivatives:
Reclassification of net derivative losses included in net income	4	5	4

Total net unrealized losses on derivatives	4	5	4

Total other comprehensive income (loss), net of tax	(584)	303	171

Total comprehensive income	$258	$953	$992

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY
(in millions)

		Additional		Accumulated Other
	Common	Paid-In	Retained	Comprehensive
	Shares	Capital	Earnings	Income	Total

Balances at January 1, 2011	$3	$2,460	$1,994	$760	$5,217
Comprehensive income:
Net income	—	—	821	—	821
Other comprehensive income, net of tax	—	—	—	171	171

Total comprehensive income					992
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(750)	—	(750)
Non-cash dividend to Ameriprise Financial, Inc.	—	—	(850)	—	(850)

Balances at December 31, 2011	3	2,461	1,215	931	4,610
Comprehensive income:
Net income	—	—	650	—	650
Other comprehensive income, net of tax	—	—	—	303	303

Total comprehensive income					953
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(865)	—	(865)

Balances at December 31, 2012	3	2,462	1,000	1,234	4,699
Comprehensive income:
Net income	—	—	842	—	842
Other comprehensive loss, net of tax	—	—	—	(584)	(584)

Total comprehensive income					258
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)

Balances at December 31, 2013	$3	$2,463	$1,042	$650	$4,158

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS
(in millions)

Years Ended December 31,	2013	2012	2011

Cash Flows from Operating Activities

Net income	$842	$650	$821
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	(20)	(16)	(73)
Deferred income tax expense (benefit)	(76)	(40)	50
Contractholder and policyholder charges, non-cash	(322)	(273)	(264)
Loss from equity method investments	12	26	33
Net realized investment gains	(9)	(14)	(26)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	6	17	21
Change in operating assets and liabilities:
Deferred acquisition costs	(128)	(28)	54
Other investments, net	—	25	—
Policyholder account balances, future policy benefits and claims, net	(1,053)	(463)	1,414
Derivatives, net of collateral	1,733	671	(301)
Reinsurance recoverables	(121)	(107)	(127)
Other receivables	4	(35)	25
Accrued investment income	16	16	2
Other, net	132	283	39

Net cash provided by operating activities	1,016	712	1,668

Cash Flows from Investing Activities

Available-for-Sale securities:
Proceeds from sales	171	156	664
Maturities, sinking fund payments and calls	3,682	3,292	3,200
Purchases	(3,672)	(2,271)	(4,084)
Proceeds from sales, maturities and repayments of mortgage loans	696	310	202
Funding of mortgage loans	(619)	(277)	(207)
Purchase of residential mortgage loans from affiliate	—	(954)	—
Proceeds from sales and collections of other investments	119	117	114
Purchase of other investments	(235)	(286)	(296)
Purchase of land, buildings, equipment and software	(8)	(8)	(6)
Change in policy loans, net	(21)	(13)	(10)
Other, net	49	—	—

Net cash provided by (used in) investing activities	162	66	(423)

Cash Flows from Financing Activities

Policyholder account balances:
Deposits and other additions	2,158	2,198	2,221
Net transfers from (to) separate accounts	(116)	(30)	39
Surrenders and other benefits	(1,994)	(2,063)	(2,154)
Change in short-term borrowings, net	(2)	(5)	107
Proceeds from line of credit with Ameriprise Financial, Inc.	94	418	415
Payments on line of credit with Ameriprise Financial, Inc.	(94)	(568)	(118)
Tax adjustment on share-based incentive compensation plan	1	1	1
Cash paid for purchased options with deferred premiums	(417)	(356)	(254)
Cash dividends to Ameriprise Financial, Inc.	(800)	(865)	(750)

Net cash used in financing activities	(1,170)	(1,270)	(493)

Net increase (decrease) in cash and cash equivalents	8	(492)	752
Cash and cash equivalents at beginning of period	336	828	76

Cash and cash equivalents at end of period	$344	$336	$828

Supplemental Disclosures:
Income taxes paid, net	$94	$109	$176
Interest paid on borrowings	4	4	5
Non-cash investing activity:
Dividend to Ameriprise Financial, Inc.	—	—	850
Affordable housing partnership commitments not yet remitted	96	13	137

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.	NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•	RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15.

In the Consolidated Balance Sheets, the Company combined the balance of “Deferred Sales Inducement Costs” with “Other assets” and the balance of “Policy claims and other policyholder funds” with “Policyholder account balances, future policy benefits and claims” for prior years to conform to the current presentation.

In addition, the Company reclassified certain prior year amounts in the Consolidated Statements of Cash Flows, as discussed below, to improve the transparency of its cash flows. Total cash flows provided by (used in) operating and financing activities did not change as a result of the reclassifications.

Within operating activities, the change in freestanding derivatives was reclassified from “Other, net” to “Derivatives, net of collateral”. The change in derivatives collateral was reclassified from “Derivatives collateral, net” to “Derivatives, net of collateral”. As a result of these reclassifications, changes in all freestanding derivatives and related collateral are included in one line within operating cash flows.

Within financing activities, the increase in policyholder account balances for interest credited was reclassified from “Policyholder account balances: Surrenders and other benefits” to “Policyholder account balances: Deposits and other additions”.

In the fourth quarter of 2012, the Company made an adjustment to the model which values the reserves related to living benefit guarantees primarily attributable to prior periods, which resulted in a $41 million pretax benefit, net of deferred acquisition costs (“DAC”) and deferred sales inducement costs (“DSIC”) amortization of $11 million. In the second quarter of 2012, the Company made a correction for a tax item related to prior periods, which resulted in a $32 million decrease to net income. The Company discovered it had received incomplete data from a third party service provider for securities lending activities that resulted in the miscalculation of the Company’s dividend received deduction and foreign tax credit, which resulted in an understatement of taxes payable and an overstatement of reported earnings in prior periods. The Company resolved the data issue and stopped the securities lending that negatively impacted its tax position. Management determined that the effect of these corrections was not material to current and previously issued financial statements.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

The Company’s principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. The Company’s fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning an equity indexed annuity (“EIA”) may have their interest calculated based on an increase in a broad-based stock market index.

RiverSource Life Insurance Company

The Company issues both variable and fixed universal life insurance, traditional life insurance and disability income (“DI”) insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products in addition to other benefit riders. Indexed universal life (“IUL”) insurance is similar to universal life in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the S&P 500 Index® (subject to a cap and floor). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account.

In 2013, RiverSource Life introduced TrioSourcesm universal life insurance with long term care benefits. TrioSource allows clients to allocate a policy’s cash value to a fixed account that begins to earn interest immediately. The base feature of TrioSource is a fixed universal life insurance policy that provides a guaranteed death benefit. The policy offers a guaranteed return of premium (“ROP”). ROP is 90% of the premium in years 1-2 and 100% of the premium in years 3 and later and is net of any partial surrenders, outstanding policy loans or long term care benefits paid. The Accelerated Benefit Rider (“ABR”) for Long-Term Care allows for the acceleration of the death benefit to help pay for covered long term care expenses. In addition, clients may purchase an optional rider which extends benefits for a specified time period after ABR benefits have been exhausted. Any long term care benefit paid reduces the death benefit, cash value and ROP. Additional riders, including an inflation protection option, are available for an additional charge.

The Company issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under the Company’s variable life insurance and variable annuity products described above, the purchaser may choose a fixed account option that is part of the Company’s “general account”, as well as investment options from a variety of portfolios that include common stocks, bonds, managed assets and/or short-term securities.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation
The Company consolidates entities in which it holds a greater than 50% voting interest, or when certain conditions are met for variable interest entities (“VIEs”) and limited partnerships. Entities in which the Company exercises significant influence or holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method where the Company owns less than a 20% voting interest and does not exercise significant influence.

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities. A VIE is required to be assessed for consolidation under two models:

•	If the VIE is a money market fund or is an investment company, or has the financial characteristics of an investment company, and the following is true:

(i)	the entity does not have an explicit or implicit obligation to fund the investment company’s losses; and

(ii)	the investment company is not a securitization entity, asset backed financing entity, or an entity previously considered a qualifying special purpose entity,

then, the VIE will be consolidated by the entity that determines it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns. Examples of entities that are likely to be assessed for consolidation under this framework include hedge funds, property funds, private equity funds and venture capital funds.

•	If the VIE does not meet the criteria above, the VIE will be consolidated by the entity that determines it has both:

(i)	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

(ii)	the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

When determining whether the Company stands to absorb the majority of a VIE’s expected losses or receive a majority of a VIE’s expected returns, it analyzes the design of the VIE to identify the variable interests it holds. Then the Company quantitatively determines whether its variable interests will absorb a majority of the VIE’s variability. If the Company determines it has control over the activities that most significantly impact the economic performance of the VIE and it will

RiverSource Life Insurance Company

absorb a majority of the VIE’s expected variability, the Company consolidates the VIE. The calculation of variability is based on an analysis of projected probability-weighted cash flows based on the design of the particular VIE. When determining whether the Company has the power and the obligation to absorb losses or rights to receive benefits from the VIE that could potentially be significant, the Company qualitatively determines if its variable interests meet these criteria. If the Company consolidates a VIE under either scenario, it is referred to as the VIE’s primary beneficiary.

Amounts Based on Estimates and Assumptions
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment’s amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income, if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis

RiverSource Life Insurance Company

of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

Mortgage Loans, net
Mortgage loans, net reflect the Company’s interest in commercial and residential mortgage loans, less the related allowance for loan losses.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Other Investments
Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans which represent investments in below investment grade loan syndications. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Mortgage Loans and Syndicated Loans
Mortgage loans and syndicated loans are stated at amortized cost, net of allowances for loan losses, if any.

In October 2012, the Company purchased residential mortgage loans at fair value from an affiliate, Ameriprise Bank, FSB. The purchase price took into account the credit quality of the loan portfolio resulting in no allowance for loan losses recorded at the acquisition date.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Residential mortgage loans are charged off when management determines the assets are uncollectible and commences foreclosure proceedings on the property, at which time the property is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in other investments. Syndicated loans are placed on nonaccrual status when management determines it will not collect all contractual principal and interest on the loan.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses by portfolio based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, FICO scores of the borrower and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance required for certain sectors based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

RiverSource Life Insurance Company

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The evaluation of impairment on residential mortgage loans is primarily driven by delinquency status of individual loans. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Restricted Cash
Total restricted cash at December 31, 2013 and 2012 was nil and $86 million, respectively, consisting of cash that has been pledged to counterparties.

Reinsurance
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

RiverSource Life Insurance Company

Land, Buildings, Equipment and Software
Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company generally uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years.

At December 31, 2013 and 2012, land, buildings, equipment and software were $166 million and $174 million, respectively, net of accumulated depreciation of $107 million and $91 million, respectively. Depreciation and amortization expense for the years ended December 31, 2013, 2012 and 2011 was $16 million, $17 million and $16 million, respectively.

Derivative Instruments and Hedging Activities
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in accumulated other comprehensive income and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income are recognized in earnings immediately.

The equity components of EIA and IUL obligations are considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefit (“GMAB”) and guaranteed minimum withdrawal benefit (“GMWB”) provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 17 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs
The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee

RiverSource Life Insurance Company

compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial, advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Costs deferred as DAC are amortized over time. For annuity and universal life (“UL”) contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management’s best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which contractholders and policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life (“VUL”) insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Deferred Sales Inducement Costs
Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions

RiverSource Life Insurance Company

used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

Policyholder Account Balances, Future Policy Benefits and Claims

Fixed Annuities and Variable Annuity Guarantees
Fixed annuities and variable annuity guarantees include amounts for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, EIAs and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (“GMDB”) provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. These embedded derivatives are recorded in policyholder account balances, future policy benefits and claims. See Note 13 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. Significant assumptions made in projecting future benefits and fees relate to persistency and benefit utilization. Management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for EIAs are equal to the host contract values covering guaranteed benefits and the fair value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

RiverSource Life Insurance Company

Life, Disability Income and Long Term Care Insurance
Life, DI and LTC insurance includes liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Changes in policyholder account balances, future policy benefits and claims are reflected in earnings in the period adjustments are made.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Sources of Revenue
The Company’s principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial and residential mortgage loans, policy loans, other investments and cash and cash equivalents; the changes in fair value of certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is

RiverSource Life Insurance Company

accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and on the residential mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, net of reinsurance premiums and cost of reinsurance for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company’s separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

Net Realized Investment Gains (Losses)
Net realized investment gains (losses) primarily include realized gains and losses on the sale of securities and charges for the other-than-temporary impairments of investments related to credit losses. Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Other Revenues
Other revenues primarily include fees received under marketing support arrangements which are calculated as a percentage of the Company’s separate account assets.

Other Insurance and Operating Expenses
Other insurance and operating expenses include expenses allocated to the Company from its parent, Ameriprise Financial, for the Company’s share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

Income Taxes
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets. In the opinion of management, it is currently more likely than not that the Company will not realize the full benefit of certain state deferred tax assets, primarily state net operating losses and therefore a valuation allowance of $6 million has been established at December 31, 2013.

RiverSource Life Insurance Company

3.	RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Comprehensive Income
In February 2013, the Financial Accounting Standards Board (“FASB”) updated the accounting standard related to comprehensive income. The update requires entities to provide information about significant amounts reclassified out of accumulated other comprehensive income (“AOCI”). The standard is effective for interim and annual periods beginning after December 15, 2012 and is required to be applied prospectively. The Company adopted the standard in the first quarter of 2013. The adoption of the standard did not have any effect on the Company’s consolidated financial condition and results of operations. See Note 18 for the required disclosures.

Balance Sheet
In December 2011, the FASB updated the accounting standards to require new disclosures about offsetting assets and liabilities. The standard requires an entity to disclose both gross and net information about certain financial instruments and transactions subject to master netting arrangements (or similar agreements) or eligible for offset in the statement of financial position. The standard is effective for interim and annual periods beginning on or after January 1, 2013 on a retrospective basis. The Company adopted the standard in the first quarter of 2013. The adoption of the standard did not have any effect on the Company’s consolidated financial condition and results of operations. See Note 16 for the required disclosures.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts
In October 2010, the FASB updated the accounting standard for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts are capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees’ compensation and benefits directly related to time spent performing acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and contract selling) for a contract that has been acquired, (iii) other costs related to acquisition activities that would not have been incurred had the acquisition of the contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other acquisition related costs are expensed as incurred. The Company retrospectively adopted the new standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $1.4 billion after-tax and increased AOCI by $112 million after-tax, totaling to a $1.3 billion after-tax reduction in total equity at January 1, 2012.

Future Adoption of New Accounting Standards

Receivables — Troubled Debt Restructuring by Creditors
In January 2014, the FASB updated the accounting standard related to recognizing residential real estate obtained through a repossession or foreclosure from a troubled debtor. The update clarifies the criteria for derecognition of the loan receivable and recognition of the real estate property. The standard is effective for interim and annual periods beginning after December 15, 2014 and can be applied under a modified retrospective transition method or a prospective transition method. Early adoption is permitted. The adoption of the standard is not expected to have a material impact on the Company’s consolidated financial condition and results of operations.

Investments — Equity Method and Joint Ventures
In January 2014, the FASB updated the accounting standard related to investments in qualified affordable housing projects. The update allows for an accounting policy election to account for investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the investment in a qualified affordable housing project is amortized in proportion to the tax credits and other tax benefits received. The net investment performance is recognized as a component of income tax expense (benefit). The standard is effective for interim and annual periods beginning after December 15, 2014 and should be applied retrospectively to all periods presented. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Income Taxes
In July 2013, the FASB updated the accounting standard for income taxes. The update provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The standard is effective for interim and annual periods beginning after December 15, 2013 and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The adoption of the standard is not expected to have a material impact on the Company’s consolidated financial condition and results of operations.

RiverSource Life Insurance Company

4.	VARIABLE INTEREST ENTITIES
RTA, a subsidiary of RiverSource Life Insurance Company, has variable interests in affordable housing partnerships for which it is not the primary beneficiary and, therefore, does not consolidate.

RTA’s maximum exposure to loss as a result of its investments in the affordable housing partnerships is limited to the carrying values of these investments. The carrying values are reflected in other investments and were $495 million and $409 million as of December 31, 2013 and 2012, respectively. RTA has no obligation to provide financial or other support to the affordable housing partnerships in addition to liabilities already recorded for future funding commitments nor has it provided any additional support to the affordable housing partnerships. The Company had liabilities of $137 million and $144 million recorded in other liabilities as of December 31, 2013 and 2012, respectively, related to the future funding commitments for affordable housing partnerships.

5.	INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in millions)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$14,658	$1,311	$(96)	$15,873	$3
Residential mortgage backed securities	3,773	133	(95)	3,811	(18)
Commercial mortgage backed securities	2,309	136	(11)	2,434	—
State and municipal obligations	950	87	(39)	998	—
Asset backed securities	938	48	(5)	981	—
Foreign government bonds and obligations	234	19	(8)	245	—
U.S. government and agencies obligations	40	5	—	45	—

Total fixed maturities	22,902	1,739	(254)	24,387	(15)
Common stocks	2	4	—	6	2

Total	$22,904	$1,743	$(254)	$24,393	$(13)

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in millions)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$14,881	$2,167	$(7)	$17,041	$—
Residential mortgage backed securities	3,446	233	(58)	3,621	(24)
Commercial mortgage backed securities	2,717	287	—	3,004	—
State and municipal obligations	976	180	(34)	1,122	—
Asset backed securities	808	66	(3)	871	—
Foreign government bonds and obligations	188	36	—	224	—
U.S. government and agencies obligations	42	7	—	49	—

Total fixed maturities	23,058	2,976	(102)	25,932	(24)
Common stocks	2	2	—	4	1

Total	$23,060	$2,978	$(102)	$25,936	$(23)

(1)	Represents the amount of other-than-temporary impairment (“OTTI”) losses in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2013 and 2012, investment securities with a fair value of $2.3 billion and $1.3 billion, respectively, were pledged to meet contractual obligations under derivative contracts and repurchase agreements.

At December 31, 2013 and 2012, fixed maturity securities comprised approximately 83% and 84%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2013 and 2012, approximately $1.3 billion and $1.5 billion, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”) using criteria similar to those used by NRSROs.

RiverSource Life Insurance Company

A summary of fixed maturity securities by rating was as follows:

	December 31, 2013			December 31, 2012
			Percent of			Percent of
	Amortized	Fair	Total Fair	Amortized	Fair	Total Fair
Ratings (in millions, except percentages)	Cost	Value	Value	Cost	Value	Value

AAA	$5,557	$5,738	23%	$5,680	$6,198	24%
AA	1,055	1,171	5	1,102	1,273	5
A	4,687	5,062	21	4,262	4,849	19
BBB	10,062	10,897	45	10,409	12,019	46
Below investment grade	1,541	1,519	6	1,605	1,593	6

Total fixed maturities	$22,902	$24,387	100%	$23,058	$25,932	100%

At December 31, 2013 and 2012, approximately 41% and 32%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

(in millions, except	December 31, 2013
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	156	$2,567	$(82)	10	$160	$(14)	166	$2,727	$(96)
Residential mortgage backed securities	52	1,411	(54)	45	295	(41)	97	1,706	(95)
Commercial mortgage backed securities	27	323	(9)	3	22	(2)	30	345	(11)
State and municipal obligations	4	38	(2)	2	92	(37)	6	130	(39)
Asset backed securities	17	219	(4)	3	26	(1)	20	245	(5)
Foreign government bonds and obligations	23	77	(8)	—	—	—	23	77	(8)

Total	279	$4,635	$(159)	63	$595	$(95)	342	$5,230	$(254)

(in millions, except	December 31, 2012
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	50	$477	$(4)	6	$70	$(3)	56	$547	$(7)
Residential mortgage backed securities	6	107	—	56	293	(58)	62	400	(58)
State and municipal obligations	—	—	—	2	100	(34)	2	100	(34)
Asset backed securities	1	10	—	5	86	(3)	6	96	(3)

Total	57	$594	$(4)	69	$549	$(98)	126	$1,143	$(102)

As part of the Company’s ongoing monitoring process, management determined that a majority of the change in gross unrealized losses on its Available-for-Sale securities is attributable to movement in interest rates.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income (loss):

	December 31,
(in millions)	2013	2012	2011

Beginning balance	$87	$106	$108
Credit losses for which an other-than-temporary impairment was not previously recognized	2	1	13
Credit losses for which an other-than-temporary impairment was previously recognized	4	16	11
Reductions for securities sold during the period (realized)	(39)	(36)	(26)

Ending balance	$54	$87	$106

The change in net unrealized securities gains (losses) in other comprehensive income (loss) includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii)

RiverSource Life Insurance Company

(gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents a rollforward of the net unrealized securities gains (losses) on Available-for-Sale securities included in accumulated other comprehensive income:

			Accumulated Other
	Net		Comprehensive Income (Loss)
	Unrealized		Related to Net
	Securities	Deferred	Unrealized Securities
(in millions)	Gains (Loss)	Income Tax	Gains (Loss)

Balance at January 1, 2011	$1,215	$(425)	$790
Net unrealized securities gains arising during the period(1)	560	(196)	364
Reclassification of net securities gains included in net income	(5)	2	(3)
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	(299)	105	(194)

Balance at December 31, 2011	1,471	(514)	957 (2)
Net unrealized securities gains arising during the period(1)	694	(243)	451
Reclassification of net securities losses included in net income	2	(1)	1
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	(237)	83	(154)

Balance at December 31, 2012	1,930	(675)	1,255 (2)
Net unrealized securities losses arising during the period(1)	(1,382)	478	(904)
Reclassification of net securities gains included in net income	(5)	2	(3)
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	490	(171)	319

Balance at December 31, 2013	$1,033	$(366)	$667 (2)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Includes $7 million, $15 million and $20 million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2013, 2012 and 2011, respectively.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Gross realized investment gains	$11	$16	$48
Gross realized investment losses	—	(1)	(20)
Other-than-temporary impairments	(6)	(17)	(24)

Total	$5	$(2)	$4

Other-than-temporary impairments for the years ended December 31, 2013, 2012 and 2011 primarily related to credit losses on non-agency residential mortgage backed securities.

Available-for-Sale securities by contractual maturity at December 31, 2013 were as follows:

	Amortized
(in millions)	Cost	Fair Value

Due within one year	$1,040	$1,061
Due after one year through five years	4,747	5,130
Due after five years through 10 years	6,558	6,930
Due after 10 years	3,537	4,040

	15,882	17,161
Residential mortgage backed securities	3,773	3,811
Commercial mortgage backed securities	2,309	2,434
Asset backed securities	938	981
Common stocks	2	6

Total	$22,904	$24,393

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities, as well as common stocks, were not included in the maturities distribution.

RiverSource Life Insurance Company

Net investment income is summarized as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Income on fixed maturities	$1,205	$1,324	$1,469
Income on mortgage loans	202	158	149
Other investments	37	26	18

	1,444	1,508	1,636
Less: investment expenses	33	28	43

Total	$1,411	$1,480	$1,593

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Fixed maturities	$5	$(2)	$4
Mortgage loans	(1)	—	2
Other investments	(1)	(1)	(1)

Total	$3	$(3)	$5

6.	FINANCING RECEIVABLES

The Company’s financing receivables include commercial and residential mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments. Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans. The Company does not currently have an allowance for loan losses for residential mortgage loans purchased in 2012.

Allowance for Loan Losses

The following tables present a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method and type of loan:

	December 31, 2013

	Commercial	Syndicated
(in millions)	Mortgage Loans	Loans	Total

Beginning balance	$26	$4	$30
Charge-offs	(2)	—	(2)

Ending balance	$24	$4	$28

Individually evaluated for impairment	$8	$—	$8
Collectively evaluated for impairment	16	4	20

	December 31, 2012

	Commercial	Syndicated
(in millions)	Mortgage Loans	Loans	Total

Beginning balance	$32	$5	$37
Charge-offs	(6)	(1)	(7)

Ending balance	$26	$4	$30

Individually evaluated for impairment	$5	$—	$5
Collectively evaluated for impairment	21	4	25

	December 31, 2011

	Commercial	Syndicated
(in millions)	Mortgage Loans	Loans	Total

Beginning balance	$36	$5	$41
Charge-offs	(3)	—	(3)
Provisions	(1)	—	(1)

Ending balance	$32	$5	$37

Individually evaluated for impairment	$9	$—	$9
Collectively evaluated for impairment	23	5	28

RiverSource Life Insurance Company

The recorded investment in financing receivables by impairment method and type of loan was as follows:

	December 31, 2013

	Commercial	Residential	Syndicated
(in millions)	Mortgage Loans	Mortgage Loans	Loans	Total

Individually evaluated for impairment	$40	$—	$5	$45
Collectively evaluated for impairment	2,524	786	356	3,666

Total	$2,564	$786	$361	$3,711

	December 31, 2012

	Commercial	Residential	Syndicated
(in millions)	Mortgage Loans	Mortgage Loans	Loans	Total

Individually evaluated for impairment	$39	$—	$—	$39
Collectively evaluated for impairment	2,442	934	303	3,679

Total	$2,481	$934	$303	$3,718

As of December 31, 2013 and 2012, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $12 million and $10 million, respectively.

Residential mortgage loans are presented net of unamortized discount of $53 million and $80 million as of December 31, 2013 and 2012, respectively.

Purchases and sales of loans were as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Purchases
Residential mortgage loans	$—	$954	$—
Syndicated loans	158	111	194

Total loans purchased	$158	$1,065	$194

Sales
Syndicated loans	$2	$9	$2

The Company has not acquired any loans with deteriorated credit quality as of the acquisition date.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were $20 million and $4 million as of December 31, 2013 and 2012, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 2% of total commercial mortgage loans at both December 31, 2013 and 2012. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage

		December 31,	December 31,	December 31,
	December 31, 2013	2012	2013	2012

	(in millions)

South Atlantic	$679	$625	26%	25%
Pacific	631	565	25	23
East North Central	248	255	10	10
Mountain	248	262	10	11
Middle Atlantic	202	198	8	8
West North Central	194	216	7	9
West South Central	153	159	6	6
New England	138	135	5	5
East South Central	71	66	3	3

	2,564	2,481	100%	100%

Less: allowance for loan losses	24	26

Total	$2,540	$2,455

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage

	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012

	(in millions)

Retail	$917	$822	36%	33%
Office	548	597	21	24
Apartments	454	415	18	17
Industrial	431	449	17	18
Mixed use	36	42	1	2
Hotel	32	36	1	1
Other	146	120	6	5

	2,564	2,481	100%	100%

Less: allowance for loan losses	24	26

Total	$2,540	$2,455

Residential Mortgage Loans
In October 2012, the Company purchased $954 million of residential mortgage loans at fair value from an affiliate, Ameriprise Bank, FSB. The purchase price took into account the credit quality of the loan portfolio resulting in no allowance for loan losses recorded at purchase. The Company considers the credit worthiness of borrowers (FICO score), collateral characteristics such as LTV and geographic concentration to determine when an amount for an allowance for loan losses for residential mortgage loans is appropriate. At a minimum, management updates FICO scores and LTV ratios semiannually. As of December 31, 2013 and 2012, no allowance for loan losses was recorded.

As of December 31, 2013 and 2012, approximately 4% and 3%, respectively, of residential mortgage loans had FICO scores below 640. At December 31, 2013 and 2012, approximately 1% and 7%, respectively, of the Company’s residential mortgage loans had LTV ratios greater than 90%. The Company’s most significant geographic concentration for residential mortgage loans is in California representing 38% of the portfolio as of both December 31, 2013 and 2012. No other state represents more than 10% of the total residential mortgage loan portfolio.

Syndicated Loans
The Company’s syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans at December 31, 2013 and 2012 were $3 million and $2 million, respectively.

RiverSource Life Insurance Company

Troubled Debt Restructurings
The following table presents the number of loans restructured by the Company during the period and their recorded investment at the end of the period:

	Years Ended December 31,
	2013		2012

	Number of	Recorded	Number of	Recorded
(in millions, except number of loans)	Loans	Investment	Loans	Investment

Commercial mortgage loans	7	$22	4	$13
Residential mortgage loans	2	—	—	—
Syndicated loans	—	—	2	1

Total	9	$22	6	$14

The troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2013 and 2012. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

7.	DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact in the third quarter of 2013 primarily reflected expected higher interest rates and changes in assumed policyholder behavior. The impact in the third quarter of 2012 and 2011 primarily reflected the low interest rate environment and for 2012, the assumption of continued low interest rates over the near-term.

The balances of and changes in DAC were as follows:

(in millions)	2013	2012	2011

Balance at January 1	$2,373	$2,413	$2,521
Capitalization of acquisition costs	269	253	282
Amortization, excluding the impact of valuation assumptions review	(219)	(214)	(305)
Amortization, impact of valuation assumptions review	78	(11)	(31)
Impact of change in net unrealized securities losses (gains)	132	(68)	(54)

Balance at December 31	$2,633	$2,373	$2,413

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in millions)	2013	2012	2011

Balance at January 1	$404	$464	$545
Capitalization of sales inducement costs	5	7	9
Amortization, excluding the impact of valuation assumptions review	(48)	(45)	(70)
Amortization, impact of valuation assumptions review	25	(13)	(11)
Impact of change in net unrealized securities losses (gains)	23	(9)	(9)

Balance at December 31	$409	$404	$464

8.	REINSURANCE

For most new life insurance policies, the Company reinsures 90% of the death benefit liability. The Company began reinsuring risks at this level in 2001 (RiverSource Life of NY began in 2002) for term life insurance and 2002 (2003 for RiverSource Life of NY) for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to the TrioSource universal life product launched in 2013.

Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

RiverSource Life Insurance Company

For existing LTC policies, the Company ceded 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retained the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2013 and 2012, traditional life and universal life insurance in force aggregated $194.1 billion and $191.4 billion, respectively, of which $142.1 billion and $138.6 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Direct premiums	$650	$661	$707
Reinsurance ceded	(220)	(219)	(214)

Net premiums	$430	$442	$493

Policy and contract charges are presented on the Consolidated Statements of Income net of $87 million, $79 million and $71 million of reinsurance ceded for the years ended December 31, 2013, 2012 and 2011, respectively.

Reinsurance recovered from reinsurers was $226 million, $196 million and $189 million for the years ended December 31, 2013, 2012 and 2011, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $1.7 billion and $1.6 billion related to LTC risk ceded to Genworth as of December 31, 2013 and 2012, respectively. Included in policyholder account balances, future policy benefits and claims is $597 million and $615 million related to previously assumed reinsurance arrangements as of December 31, 2013 and 2012, respectively.

9.	POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in millions)	2013		2012

Policyholder account balances
Fixed annuities	$13,826		$14,420
Variable annuity fixed sub-accounts	4,926		4,833
VUL/UL insurance	2,790		2,725
IUL insurance	315		137
Other life insurance	878		909

Total policyholder account balances	22,735		23,024

Future policy benefits
Variable annuity GMWB	(383	)(1)	799
Variable annuity GMAB	(62	)(1)	103
Other annuity liabilities	76		158
Fixed annuities life contingent liabilities	1,523		1,520
EIA	29		33
Life, DI and LTC insurance	4,739		4,703
VUL/UL and other life insurance additional liabilities	336		330

Total future policy benefits	6,258		7,646
Policy claims and other policyholders’ funds	156		132

Total policyholder account balances, future policy benefits and claims	$29,149		$30,802

(1)	Includes the value of GMWB and GMAB embedded derivatives which was a net asset at December 31, 2013 and the amount is reported as a contra liability.

RiverSource Life Insurance Company

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2013	2012

Variable annuity	$70,687	$63,302
VUL insurance	6,885	6,051
Other insurance	44	42

Total	$77,616	$69,395

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities.

The Index 500 Annuity, the Company’s EIA product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the performance of the S&P 500 Index®. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. See Note 17 for additional information regarding the Company’s derivative instruments. In 2007, the Company discontinued new sales of EIAs.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GGU and GMIB provisions. See Note 17 for additional information regarding derivative instruments used to hedge risks related to GMWB, GMAB and GMDB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the S&P 500 Index (subject to a cap and floor). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account.

The Company also offers term life insurance as well as disability products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

10.	VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

RiverSource Life Insurance Company

•	Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds designed to pursue total return while seeking to mitigate exposure to market volatility.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2013				December 31, 2012

		Contract		Weighted		Contract		Weighted
		Value in	Net	Average	Total	Value in	Net	Average
Variable Annuity Guarantees by Benefit Type(1)	Total	Separate	Amount	Attained	Contract	Separate	Amount	Attained
(in millions, except age)	Contract Value	Accounts	at Risk	Age	Value	Accounts	at Risk	Age

GMDB:
Return of premium	$52,616	$50,790	$28	64	$45,697	$43,942	$61	63
Five/six-year reset	11,220	8,663	42	64	11,233	8,722	115	63
One-year ratchet	7,676	7,261	38	65	7,367	6,933	106	65
Five-year ratchet	1,781	1,725	1	62	1,616	1,563	3	61
Other	1,015	996	36	69	912	885	62	68

Total — GMDB	$74,308	$69,435	$145	64	$66,825	$62,045	$347	63

GGU death benefit	$1,052	$998	$121	64	$958	$907	$93	63
GMIB	$413	$389	$8	66	$425	$399	$15	66
GMWB:
GMWB	$3,936	$3,921	$1	67	$3,898	$3,880	$3	66
GMWB for life	34,069	33,930	77	64	28,588	28,462	104	64

Total — GMWB	$38,005	$37,851	$78	64	$32,486	$32,342	$107	64

GMAB	$4,194	$4,181	$2	58	$3,773	$3,762	$5	57

(1)	Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB, GGU and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models. The Company

RiverSource Life Insurance Company

previously defined the net amount at risk for GMIB and GMWB guarantees as the guaranteed benefit amount in excess of the contract value. The previously disclosed net amount at risk for GMIB and GMWB guarantees was $72 million and $297 million, respectively, as of December 31, 2012. The Company believes the revised definition of net amount at risk for GMIB and GMWB guarantees is more representative of the potential economic exposure of the guarantees.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2013		December 31, 2012

		Weighted		Weighted
		Average		Average
	Net Amount	Attained	Net Amount	Attained
(in millions, except age)	at Risk	Age	at Risk	Age

UL secondary guarantees	$5,674	62	$5,060	61

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in variable annuity and insurance guarantees were as follows:

(in millions)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL

Balance at January 1, 2011	$5	$8	$337	$104	$68
Incurred claims	10	2	1,040	133	53
Paid claims	(10)	(1)	—	—	(10)

Balance at December 31, 2011	5	9	1,377	237	111
Incurred claims	6	1	(578)	(134)	57
Paid claims	(7)	(1)	—	—	(13)

Balance at December 31, 2012	4	9	799	103	155
Incurred claims	4	(2)	(1,182)	(165)	67
Paid claims	(4)	(1)	—	—	(16)

Balance at December 31, 2013	$4	$6	$(383)	$(62)	$206

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2013	2012

Mutual funds:
Equity	$39,195	$33,037
Bond	26,519	26,849
Other	3,764	2,324

Total mutual funds	$69,478	$62,210

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2013, 2012 and 2011.

11.	LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, had an outstanding balance at both December 31, 2013 and 2012 of $150 million under a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. The interest rate for any borrowing under the agreement is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty.

The Company has a revolving credit agreement with Ameriprise Financial as the lender aggregating $200 million. Prior to August 1, 2012, the interest rate for any borrowings is established by reference to LIBOR. In August 2012, an amendment to this agreement increased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. There were no amounts outstanding on this line of credit at December 31, 2013 and 2012.

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to

RiverSource Life Insurance Company

adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2013 and 2012.

12.	SHORT-TERM BORROWINGS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings. The Company has pledged Available-for-Sale securities consisting of agency residential mortgage backed securities and commercial mortgage backed securities to collateralize its obligation under the repurchase agreements. The fair value of the securities pledged is recorded in investments and was $52 million and $518 million at December 31, 2013 and 2012, respectively. The amount of the Company’s liability including accrued interest as of December 31, 2013 and 2012 was $50 million and $501 million, respectively. The weighted average annualized interest rate on the repurchase agreements held as of December 31, 2013 and 2012 was 0.3% and 0.4%, respectively.

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. In 2013, the Company began to borrow short-term funds under these FHLB borrowings. The Company has pledged Available-for-Sale securities consisting of commercial mortgage backed securities to collateralize its obligation under these borrowings. The fair value of the securities pledged is recorded in investments and was $574 million at December 31, 2013. The amount of the Company’s liability including accrued interest was $450 million as of December 31, 2013. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2013 was 0.3%.

13.	FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2013
(in millions)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$14,357	$1,516	$15,873
Residential mortgage backed securities	—	3,753	58	3,811
Commercial mortgage backed securities	—	2,404	30	2,434
State and municipal obligations	—	998	—	998
Asset backed securities	—	763	218	981
Foreign government bonds and obligations	—	245	—	245
U.S. government and agencies obligations	9	36	—	45

Total Available-for-Sale securities: Fixed maturities	9	22,556	1,822	24,387

Common stocks	3	3	—	6
Cash equivalents	1	320	—	321
Other assets:
Interest rate derivative contracts	—	1,488	—	1,488
Equity derivative contracts	265	1,503	—	1,768
Credit derivative contracts	—	3	—	3
Foreign currency derivative contracts	—	2	—	2

Total other assets	265	2,996	—	3,261

Separate account assets	—	77,616	—	77,616

Total assets at fair value	$278	$103,491	$1,822	$105,591

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	125	125
GMWB and GMAB embedded derivatives	—	—	(575)	(575	)(2)

Total policyholder account balances, future policy benefits and claims	—	5	(450)	(445	)(1)

Other liabilities:
Interest rate derivative contracts	—	1,693	—	1,693
Equity derivative contracts	549	2,390	—	2,939

Total other liabilities	549	4,083	—	4,632

Total liabilities at fair value	$549	$4,088	$(450)	$4,187

(1)	The Company’s adjustment for nonperformance risk resulted in a $150 million cumulative decrease to the embedded derivatives.

(2)	The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 and the amount is reported as a contra liability.

RiverSource Life Insurance Company

	December 31, 2012
(in millions)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$15,387	$1,654	$17,041
Residential mortgage backed securities	—	3,598	23	3,621
Commercial mortgage backed securities	—	2,834	170	3,004
State and municipal obligations	—	1,122	—	1,122
Asset backed securities	—	715	156	871
Foreign government bonds and obligations	—	224	—	224
U.S. government and agencies obligations	10	39	—	49

Total Available-for-Sale securities: Fixed maturities	10	23,919	2,003	25,932

Common stocks	2	2	—	4
Cash equivalents	—	264	—	264
Other assets:
Interest rate derivative contracts	—	2,191	—	2,191
Equity derivative contracts	285	936	—	1,221
Foreign currency derivative contracts	—	6	—	6

Total other assets	285	3,133	—	3,418

Separate account assets	—	69,395	—	69,395

Total assets at fair value	$297	$96,713	$2,003	$99,013

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$2	$—	$2
IUL embedded derivatives	—	—	45	45
GMWB and GMAB embedded derivatives	—	—	833	833

Total policyholder account balances, future policy benefits and claims	—	2	878	880(1)

Other liabilities:
Interest rate derivative contracts	—	1,486	—	1,486
Equity derivative contracts	258	1,535	—	1,793

Total other liabilities	258	3,021	—	3,279

Total liabilities at fair value	$258	$3,023	$878	$4,159

(1)	The Company’s adjustment for nonperformance risk resulted in a $398 million cumulative decrease to the embedded derivatives.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

						Policyholder Account Balances,
	Available-for-Sale Securities: Fixed Maturities					Future Policy Benefits and Claims
		Residential	Commercial					GMWB and
	Corporate	Mortgage	Mortgage	Asset		IUL		GMAB
	Debt	Backed	Backed	Backed		Embedded		Embedded
(in millions)	Securities	Securities	Securities	Securities	Total	Derivatives		Derivatives	Total

Balance, January 1, 2013	$1,654	$23	$170	$156	$2,003	$(45)		$(833)	$(878)
Total gains (losses) included in:
Net income	(1)	—	—	2	1 (1)	(19	)(2)	1,617 (3)	1,598
Other comprehensive income	(41)	—	(6)	10	(37)	—		—	—
Purchases	120	87	15	68	290	—		—	—
Sales	—	—	—	—	—	—		—	—
Issues	—	—	—	—	—	(62)		(228)	(290)
Settlements	(216)	(9)	—	(2)	(227)	1		19	20
Transfers into Level 3	—	—	—	—	—	—		—	—
Transfers out of Level 3	—	(43)	(149)	(16)	(208)	—		—	—

Balance, December 31, 2013	$1,516	$58	$30	$218	$1,822	$(125)		$575	$450

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2013 included in:
Net investment income	$(1)	$—	$—	$2	$1	$—		$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	—		1,598	1,598
Interest credited to fixed accounts	—	—	—	—	—	(19)		—	(19)

(1)	Included in net investment income in the Consolidated Statements of Income.

(2)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.

(3)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

RiverSource Life Insurance Company

								Policyholder Account Balances,
	Available-for-Sale Securities: Fixed Maturities							Future Policy Benefits and Claims
		Residential	Commercial						GMWB and
	Corporate	Mortgage	Mortgage	Asset	Other			IUL	GMAB
	Debt	Backed	Backed	Backed	Structured			Embedded	Embedded
(in millions)	Securities	Securities	Securities	Securities	Investment	Total		Derivatives	Derivatives	Total

Balance, January 1, 2012	$1,342	$58	$16	$133	$14	$1,563		$—	$(1,585)	$(1,585)
Total gains (losses) included in:
Net income	(1)	(7)	1	1	—	(6	)(1)	8 (2)	948 (3)	956
Other comprehensive income	12	10	7	2	1	32		—	—	—
Purchases	444	31	8	—	—	483		—	—	—
Sales	—	—	—	—	—	—		—	—	—
Issues	—	—	—	—	—	—		(31)	(188)	(219)
Settlements	(153)	(12)	—	(2)	—	(167)		—	(8)	(8)
Transfers into Level 3	10	25	146	22	—	203		(22)	—	(22)
Transfers out of Level 3	—	(82)	(8)	—	(15)	(105)		—	—	—

Balance, December 31, 2012	$1,654	$23	$170	$156	$—	$2,003		$(45)	$(833)	$(878)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2012 included in:
Net investment income	$(1)	$—	$1	$1	$—	$1		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	—		—	908	908
Interest credited to fixed accounts	—	—	—	—	—	—		8	—	8

(1)	Represents a $1 million gain included in net investment income and a $7 million loss included in net realized investment gains (losses) in the Consolidated Statements of Income.

(2)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.

(3)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

							Policyholder Account Balances,
	Available-for-Sale Securities: Fixed Maturities						Future Policy Benefits and Claims
		Residential	Commercial				GMWB and
	Corporate	Mortgage	Mortgage	Asset	Other		GMAB
	Debt	Backed	Backed	Backed	Structured		Embedded
(in millions)	Securities	Securities	Securities	Securities	Investment	Total	Derivatives

Balance, January 1, 2011	$1,317	$2,697	$30	$148	$13	$4,205	$(421)
Total gains (losses) included in:
Net income	7	49	—	2	1	59 (1)	(1,007	)(2)
Other comprehensive income	12	(75)	—	(6)	(2)	(71)	—
Purchases	178	26	71	—	3	278	—
Sales	(50)	(3)	—	—	—	(53)	—
Issues	—	—	—	—	—	—	(149)
Settlements	(117)	(471)	—	(3)	(1)	(592)	(8)
Transfers into Level 3	7	—	1	—	—	8	—
Transfers out of Level 3	(12)	(2,165)	(86)	(8)	—	(2,271)	—

Balance, December 31, 2011	$1,342	$58	$16	$133	$14	$1,563	$(1,585)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2011 included in:
Net investment income	$—	$—	$—	$1	$—	$1	$—
Net realized investment gains (losses)	—	(23)	—	—	1	(22)	—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	—	(1,035)

(1)	Represents a $85 million gain included in net investment income and a $26 million loss included in net realized investment gains (losses) in the Consolidated Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The impact to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(168) million, $(71) million and $216 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2013, 2012 and 2011, respectively.

RiverSource Life Insurance Company

During the years ended December 31, 2012 and 2011, transfers from Level 3 included certain non-agency residential mortgage backed securities with a fair value of approximately $58 million and $2.2 billion, respectively. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed securities market and observability of significant inputs to the valuation methodology. All other securities transferred from Level 3 represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The transfer of the IUL embedded derivatives to Level 3 is due to the impact of the unobservable inputs to the valuation becoming more significant during 2012. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2013
					Weighted
	Fair Value	Valuation Technique	Unobservable Input	Range	Average

	(in millions)
Corporate debt securities (private placements)	$1,487	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9% – 5.3%	1.6%
IUL embedded derivatives	$125	Discounted cash flow	Nonperformance risk(3)	74 bps
GMWB and GMAB embedded derivatives	$(575)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 51.1%
			Surrender rate	0.1% – 57.9%
			Market volatility(2)	4.9% – 18.8%
			Nonperformance risk(3)	74 bps
			Elective contractholder strategy allocations(4)	0.0% – 50.0%

	December 31, 2012
					Weighted
	Fair Value	Valuation Technique	Unobservable Input	Range	Average

	(in millions)
Corporate debt securities (private placements)	$1,624	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1% – 8.5%	2.2%
IUL embedded derivatives	$45	Discounted cash flow	Nonperformance risk(3)	97 bps
GMWB and GMAB embedded derivatives	$833	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 56.4%
			Surrender rate	0.0% – 56.3%
			Market volatility(2)	5.6% – 21.2%
			Nonperformance risk(3)	97 bps

(1)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.

(2)	Market volatility is implied volatility of fund of funds and managed volatility funds.

(3)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.

(4)	The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs
Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization, surrender rate and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) asset value, possibly creating a liability. Significant increases (decreases) in nonperformance risk and elective investment allocation model used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) asset value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy,

RiverSource Life Insurance Company

the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets
Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their net asset value (“NAV”) and classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, municipal bonds, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2013 and 2012. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

RiverSource Life Insurance Company

Liabilities
Policyholder Account Balances, Future Policy Benefits and Claims
The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its EIA and IUL products. Significant inputs to the EIA calculation include observable interest rates, volatilities and equity index levels and, therefore, are classified as Level 2. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2013 and 2012. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2013

	Carrying	Fair Value
(in millions)	Value	Level 1	Level 2	Level 3	Total

Financial Assets
Mortgage loans, net	$3,326	$—	$—	$3,372	$3,372
Policy loans	773	—	—	765	765
Other investments	385	—	346	42	388

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$14,106	$—	$—	$14,724	$14,724
Short-term borrowings	500	—	500	—	500
Line of credit with Ameriprise Financial	150	—	—	150	150
Other liabilities	137	—	—	134	134
Separate account liabilities	400	—	400	—	400

RiverSource Life Insurance Company

	December 31, 2012

	Carrying	Fair Value
(in millions)	Value	Level 1	Level 2	Level 3	Total

Financial Assets
Mortgage loans, net	$3,389	$—	$—	$3,568	$3,568
Policy loans	752	—	—	725	725
Other investments	309	—	292	24	316
Restricted cash	86	86	—	—	86

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$14,701	$—	$—	$15,982	$15,982
Short-term borrowings	501	—	500	—	500
Line of credit with Ameriprise Financial	150	—	—	150	150
Other liabilities	144	—	—	142	142
Separate account liabilities	360	—	360	—	360

Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan.

The fair value of residential mortgage loans is determined by discounting estimated cash flows and incorporating adjustments for prepayment, administration expenses, loss severity and credit loss estimates, with discount rates based on the Company’s estimate of current market conditions.

Given the significant unobservable inputs to the valuation of mortgage loans, these measurements are classified as Level 3.

Policy Loans
Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Other Investments
Other investments primarily consist of syndicated loans and an investment in FHLB. The fair value of syndicated loans is obtained from a third party service or non-binding broker quotes. Syndicated loans that are priced by multiple non-binding broker quotes are classified as Level 2 and syndicated loans priced using a single non-binding broker quote are classified as Level 3. The fair value of the investment in FHLB is approximated by the carrying value and classified as Level 3 due to restrictions on transfer and lack of liquidity in the primary market for this asset.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and do not transfer to third party market participants; therefore, the carrying amount is a reasonable estimate of fair value. The fair value of restricted cash is classified as Level 1.

Policyholder Account Balances, Future Policy Benefits and Claims
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status, EIA host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Short-term Borrowings

The fair value of short-term borrowings is obtained from a third party pricing service. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk. The fair value of short-term borrowings is classified as Level 2.

RiverSource Life Insurance Company

Line of Credit with Ameriprise Financial

The fair value of the line of credit is determined by discounting cash flows with an adjustment for the Company’s nonperformance risk specific to this liability. The fair value of the line of credit is classified as Level 3.

Other Liabilities
Other liabilities consist of future funding commitments to affordable housing partnerships. The fair value of these future funding commitments is determined by discounting cash flows. The fair value of these commitments includes an adjustment for the Company’s nonperformance risk and is classified as Level 3 due to the use of the significant unobservable input.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

14.	RELATED PARTY TRANSACTIONS
CMIA is the investment manager for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2013, 2012 and 2011, the Company received $268 million, $244 million and $222 million, respectively, from CMIA for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $465 million, $477 million and $530 million for 2013, 2012 and 2011, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Dividends paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Cash dividends paid to Ameriprise Financial	$800	$865	$750
Non-cash dividend paid to Ameriprise Financial	—	—	850
Cash dividends received from RiverSource Life of NY	25	50	79
Cash dividends received from RTA	—	—	53

Notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 15 for additional information.

During 2013, 2012 and 2011, RiverSource Life Insurance Company made cash contributions to RTA of $30 million, $53 million and $111 million, respectively, for ongoing funding commitments related to affordable housing partnership investments.

In October 2012, the Company purchased $954 million of residential mortgage loans from an affiliate, Ameriprise Bank, FSB. The Company purchased the loans for investment purposes and as part of Ameriprise Financial’s transition of Ameriprise Bank, FSB from a federal savings bank to a limited powers national trust bank. The portfolio consists primarily of variable rate revolving loans, and includes both first and second liens. The loans were purchased by the Company at fair value. See Note 6 for additional information.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due to Ameriprise Financial for federal income taxes was $200 million and $17 million at December 31, 2013 and 2012, respectively.

15.	REGULATORY REQUIREMENTS
The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require

RiverSource Life Insurance Company

advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus (deficit) aggregated $(7) million and $421 million as of December 31, 2013 and 2012, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Government debt securities of $6 million and $7 million at December 31, 2013 and 2012, respectively, were on deposit with various states as required by law.

Statutory net gain (loss) from operations and net income (loss) for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(in millions)	2013	2012	2011

Statutory net gain (loss) from operations(1)	$1,633	$2,189	$(475)
Statutory net income (loss)(1)	1,337	1,976	(599)
Statutory capital and surplus	2,686	3,113	2,681

(1)	Statutory net gain (loss) from operations and statutory net income (loss) are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

16.	OFFSETTING ASSETS AND LIABILITIES
Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments and repurchase agreements are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2013
	Gross	Gross Amounts	Amounts of Assets	Gross Amounts Not Offset
	Amounts of	Offset in the	Presented in the	in the Consolidated Balance Sheets
	Recognized	Consolidated	Consolidated	Financial	Cash	Securities	Net
(in millions)	Assets	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

Derivatives:
OTC	$3,180	$—	$3,180	$(3,134)	$(17)	$(16)	$13
OTC cleared	21	—	21	(20)	(1)	—	—
Exchange-traded	60	—	60	—	—	—	60

Total derivatives	$3,261	$—	$3,261	$(3,154)	$(18)	$(16)	$73

	December 31, 2012
	Gross	Gross Amounts	Amounts of Assets	Gross Amounts Not Offset
	Amounts of	Offset in the	Presented in the	in the Consolidated Balance Sheets
	Recognized	Consolidated	Consolidated	Financial	Cash	Securities	Net
(in millions)	Assets	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

Derivatives:
OTC	$3,322	$—	$3,322	$(2,676)	$(262)	$(355)	$29
Exchange-traded	96	—	96	—	—	—	96

Total derivatives	$3,418	$—	$3,418	$(2,676)	$(262)	$(355)	$125

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2013
	Gross	Gross Amounts	Amounts of Liabilities	Gross Amounts Not Offset
	Amounts of	Offset in the	Presented in the	in the Consolidated Balance Sheets
	Recognized	Consolidated	Consolidated	Financial	Cash	Securities	Net
(in millions)	Liabilities	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

Derivatives:
OTC	$4,610	$—	$4,610	$(3,134)	$—	$(1,465)	$11
OTC cleared	22	—	22	(20)	(2)	—	—

Total derivatives	4,632	—	4,632	(3,154)	(2)	(1,465)	11
Repurchase agreements	50	—	50	—	—	(50)	—

Total	$4,682	$—	$4,682	$(3,154)	$(2)	$(1,515)	$11

	December 31, 2012
	Gross	Gross Amounts	Amounts of Liabilities	Gross Amounts Not Offset
	Amounts of	Offset in the	Presented in the	in the Consolidated Balance Sheets
	Recognized	Consolidated	Consolidated	Financial	Cash	Securities	Net
(in millions)	Liabilities	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

OTC derivatives	$3,279	$—	$3,279	$(2,676)	$(67)	$(532)	$4
Repurchase agreements	501	—	501	—	—	(501)	—

Total	$3,780	$—	$3,780	$(2,676)	$(67)	$(1,033)	$4

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Consolidated Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual amounts of collateral may be greater than amounts presented in the tables.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. Repurchase agreements are reflected in short-term borrowings. See Note 17 for additional disclosures related to the Company’s derivative instruments and Note 12 for additional disclosures related to the Company’s repurchase agreements.

17.	DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivatives are recorded at fair value and are reflected in other assets or other liabilities. The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 16 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Company

The Company currently uses derivatives as economic hedges and accounting hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

		Assets			Liabilities
		December 31,			December 31,

Derivatives not designated	Balance Sheet			Balance Sheet
as hedging instruments	Location	2013	2012	Location	2013		2012

		(in millions)			(in millions)
GMWB and GMAB
Interest rate contracts	Other assets	$1,484	$2,191	Other liabilities	$1,672		$1,486
Equity contracts	Other assets	1,741	1,215	Other liabilities	2,918		1,792
Credit contracts	Other assets	3	—	Other liabilities	—		—
Foreign currency contracts	Other assets	2	6	Other liabilities	—		—
				Policyholder account balances, future policy benefits and
Embedded derivatives(1)	N/A	—	—	claims	(575	)(2)	833

Total GMWB and GMAB		3,230	3,412		4,015		4,111

Other derivatives:
Interest rate
Macro hedge program	Other assets	4	—	Other liabilities	21		—
Equity
Macro hedge program	Other assets	—	—	Other liabilities	8		—
				Policyholder account balances, future policy benefits and
EIA embedded derivatives	N/A	—	—	claims	5		2
IUL	Other assets	27	6	Other liabilities	13		1
				Policyholder account balances, future policy benefits and
IUL embedded derivatives	N/A	—	—	claims	125		45

Total other		31	6		172		48

Total derivatives		$3,261	$3,418		$4,187		$4,159

N/A Not applicable.

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

(2)	The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 and the amount is reported as a contra liability.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

RiverSource Life Insurance Company

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Income:

		Amount of Gain (Loss) on
		Derivatives Recognized in Income
Derivatives not designated	Location of Gain (Loss) on	Years Ended December 31,
as hedging instruments	Derivatives Recognized in Income	2013	2012	2011

		(in millions)
GMWB and GMAB
Interest rate contracts	Benefits, claims, losses and settlement expenses	$(742)	$17	$709
Equity contracts	Benefits, claims, losses and settlement expenses	(1,084)	(1,218)	326
Credit contracts	Benefits, claims, losses and settlement expenses	6	(2)	(12)
Foreign currency contracts	Benefits, claims, losses and settlement expenses	26	(1)	(2)
Embedded derivatives(1)	Benefits, claims, losses and settlement expenses	1,408	752	(1,165)

Total GMWB and GMAB		(386)	(452)	(144)

Other derivatives:
Interest rate
Macro hedge program	Benefits, claims, losses and settlement expenses	(15)	—	—
Tax hedge	Net investment income	—	1	—
Equity
Macro hedge program	Benefits, claims, losses and settlement expenses	(8)	—	—
EIA	Interest credited to fixed accounts	3	1	(1)
EIA embedded derivatives	Interest credited to fixed accounts	(3)	1	1
IUL	Interest credited to fixed accounts	11	1	1
IUL embedded derivatives	Interest credited to fixed accounts	16	(4)	(3)

Total other		4	—	(2)

Total derivatives		$(382)	$(452)	$(146)

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options, interest rate swaptions, interest rate swaps, total return swaps, variance swaps and credit default swaps. At December 31, 2013 and 2012, the gross notional amount of derivative contracts for the Company’s GMWB and GMAB provisions was $142.4 billion and $142.1 billion, respectively.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in millions)	Premiums Payable	Premiums Receivable

2014	$359	$84
2015	329	65
2016	285	49
2017	221	44
2018	176	54
2019-2027	472	73

Total	$1,842	$369

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

During 2013, the Company transferred net derivative liabilities with a fair value of $94 million, consisting of long-dated options, along with cash payment of the same amount to Ameriprise Financial. The transaction improves the risk management profile of statutory tail scenario risk for the Company’s variable annuities.

RiverSource Life Insurance Company

Beginning in the fourth quarter of 2013, the Company established a macro hedge program which uses a combination of options and/or swaps to provide protection against the statutory tail scenario risk arising from variable annuity reserves on the Company’s statutory surplus. The program also covers some of the residual risks not covered by other hedging activities. The gross notional amount of these derivative contracts was $710 million at December 31, 2013.

EIA and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to EIA and IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts. The gross notional amount of these derivative contracts was $512 million and $210 million at December 31, 2013 and 2012, respectively.

Embedded Derivatives
Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the EIA and IUL product obligations are also considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

Cash Flow Hedges
The Company has amounts classified in AOCI related to gains and losses associated with the effective portion of previously designated cash flow hedges. The Company reclassifies these amounts into income as the forecasted transactions impact earnings. During the year ended December 31, 2013, the Company held no derivatives that were designated as cash flow hedges.

At December 31, 2013, the Company expects to reclassify $6 million of deferred loss on derivative instruments from AOCI to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2013 and 2012, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2013, 2012 and 2011, the amounts recognized in earnings on derivative transactions that were ineffective was $1 million, $1 million and nil, respectively.

The following table presents a rollforward of unrealized derivative losses related to cash flow hedges included in accumulated other comprehensive income (loss):

(in millions)	2013	2012	2011

Net unrealized derivative losses at January 1	$(21)	$(26)	$(30)
Reclassification of realized losses(1)	6	7	6
Income tax benefit	(2)	(2)	(2)

Net unrealized derivative losses at December 31	$(17)	$(21)	$(26)

(1)	Loss reclassified from AOCI to net investment income on the Consolidated Statements of Income.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is five years and relates to interest credited on forecasted fixed premium product sales.

Credit Risk
Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 16 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2013 and 2012, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $950 million and $364 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2013 and 2012 was $940 million and $360 million, respectively. If the credit contingent provisions of

RiverSource Life Insurance Company

derivative contracts in a net liability position at December 31, 2013 and 2012 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $10 million and $4 million, respectively.

18.	SHAREHOLDER’S EQUITY
The following table provides information related to amounts reclassified from AOCI for the year ended:

AOCI Reclassification	Location of Loss (Gain) Recognized in Income	December 31, 2013

		(in millions)

Net unrealized gains on Available-for-Sale securities	Net investment income	$(5)
Tax expense	Income tax provision	2

Net of tax		$(3)

Losses on cash flow hedges:
Swaptions	Net investment income	$6
Tax benefit	Income tax provision	(2)

Net of tax		$4

The Company made adjustments to AOCI for the impact to DAC, DSIC, benefit reserves and reinsurance recoverable on net unrealized securities losses of $319 million, net of tax, for the year ended December 31, 2013. See Note 5 for additional information related to the impact of DAC, DSIC, benefit reserves and reinsurance recoverable on net unrealized securities gains/losses included in AOCI. See Note 17 for additional information regarding the Company’s cash flow hedges.

19.	INCOME TAXES
The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Current income tax
Federal	$295	$197	$137
State	2	7	3

Total current income tax	297	204	140

Deferred income tax
Federal	(65)	(38)	51
State	(11)	(2)	(1)

Total deferred income tax	(76)	(40)	50

Total income tax provision	$221	$164	$190

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2013	2012	2011

Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Tax-exempt interest and dividend income	(9.6)	(9.7)	(12.6)
Low income housing credit	(5.0)	(4.7)	(1.6)
Foreign tax credit, net of addback	(0.9)	(0.5)	(1.6)
State taxes, net of federal benefit	(0.5)	0.4	0.1
Taxes applicable to prior years	—	(2.5)	—
Other, net	1.8	2.1	(0.5)

Income tax provision	20.8%	20.1%	18.8%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and low income housing credits. The change in the effective tax rate for the year ended December 31, 2012 is primarily due to the impact of a prior period correction described in Note 1 partially offset by increased low income housing tax credits.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets

RiverSource Life Insurance Company

and liabilities, which are included net within other assets or other liabilities on the Consolidated Balance Sheets, were as follows:

	December 31,
(in millions)	2013	2012

Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$887	$1,295
Investment related	678	161
State net operating losses	6	5
Other	5	5

Gross deferred income tax assets	1,576	1,466
Less: valuation allowance	(6)	(5)

Total deferred income tax assets	1,570	1,461

Deferred income tax liabilities
Deferred acquisition costs	730	677
Net unrealized gains on Available-for-Sale securities	358	676
Deferred sales inducement costs	145	142
Other	17	29

Gross deferred income tax liabilities	1,250	1,524

Net deferred income tax assets (liabilities)	$320	$(63)

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $6 million, net of federal benefit, which will expire beginning December 31, 2014.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in millions)	2013	2012	2011

Balance at January 1	$65	$134	$83
Additions (reductions) based on tax positions related to the current year	18	1	(1)
Additions for tax positions of prior years	61	19	79
Reductions for tax positions of prior years	—	(77)	(7)
Settlements	—	(12)	(20)

Balance at December 31	$144	$65	$134

If recognized, approximately $23 million, $8 million and $12 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2013, 2012 and 2011, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. It is estimated that the total amount of gross unrecognized tax benefits may decrease by $130 million to $140 million in the next 12 months due to resolution of Internal Revenue Service (“IRS”) examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $6 million, a net reduction of $3 million, and a net increase of $57 million in interest and penalties for the years ended December 31, 2013, 2012 and 2011, respectively. At December 31, 2013 and 2012, the Company had a payable of $36 million and $30 million, respectively, related to accrued interest and penalties.

The Company or one or more of its subsidiaries files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial, in the U.S. federal jurisdiction and various state jurisdictions. The IRS has completed its field examination of the 1997 through 2007 tax returns. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain unagreed-upon issues. The IRS is in the process of completing the audits of the Company’s income tax returns for 2008 through 2011. These audits are expected to be completed in 2014. The Company or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2010 and remain open for all years after 2010. The Company filed its 2012 tax return in the third quarter of 2013, but the IRS has not yet begun its examination of 2012.

The items comprising other comprehensive income are presented net of the following income tax provision (benefit) amounts:

	Years Ended December 31,
(in millions)	2013	2012	2011

Net unrealized securities gains (losses)	$(309)	$161	$89
Net unrealized derivative losses	(2)	(2)	(2)

Net income tax provision (benefit)	$(311)	$159	$87

RiverSource Life Insurance Company

20.	COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments
The following table presents the Company’s funding commitments as of December 31:

(in millions)	2013	2012

Commercial mortgage loans	$71	$72
Residential mortgage loans	542	627
Affordable housing partnerships	137	144

Total funding commitments	$750	$843

Guarantees
The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2013, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in every state where it is licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations. Uncertainty and volatility in the U.S. economy and financial markets in recent years have weakened the financial condition of numerous insurers, including insurers currently in receiverships, increasing the risk of triggering guaranty fund assessments.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

Executive Life Insurance Company of New York (“ELNY”) was placed into rehabilitation by a New York state court in 1991. On April 16, 2012, the court issued an order converting the rehabilitation into a liquidation proceeding under a plan submitted by the New York insurance regulator with support from NOLHGA and the industry. Closing under the liquidation plan took place in August 2013.

During the second quarter of 2012, the Company established a liability for estimated guaranty fund assessments and a related premium tax asset, primarily associated with ELNY. At December 31, 2013 and 2012, the estimated liability was $14 million and $26 million, respectively, and the related premium tax asset was $11 million and $19 million, respectively. The Company has recently paid assessments related to ELNY from some of the state guaranty fund associations, however, the expected period over which all of the assessments will be made and the related tax credits recovered is not known.

Contingencies
Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, the Company is responding to regulatory audits, market conduct examinations and other inquiries (including inquiries from the State of Minnesota and a multistate insurance department examination). The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

S-6325 P (5/14)

PART C.
Item 24. Financial Statements and Exhibits
a)	Financial statements included in Part B of this Registration Statement:

The audited financial statements of the RiverSource Variable Account 10 including:

Report of Independent Registered Public Accounting Firm dated April 21, 2014
Statements of Assets and Liabilities for the year ended Dec. 31, 2013
Statements of Operations for the year ended Dec. 31, 2013
Statements of Changes and Net Assets for the years ended Dec. 31, 2013 and 2012
Notes to Financial Statements

The audited financial statements of the RiverSource Life Insurance Company including:

Report of Independent Registered Public Accounting Firm dated Feb. 25, 2014
Consolidated Balance Sheets as of Dec. 31, 2013 and 2012
Consolidated Statements of Income for the years ended Dec. 31, 2013, 2012 and 2011
Consolidated Statements of Comprehensive Income for the years ended Dec. 31, 2013, 2012 and 2011
Consolidated Statements of Stockholder’s Equity for the three years ended Dec. 31, 2013, 2012 and 2011
Consolidated Statements of Cash Flows for the years ended Dec. 31, 2013, 2012 and 2011
Notes to Consolidated Financial Statements.

(b)	Exhibits:

1.1	Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant’s Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2	Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3	Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4	Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant’s Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5	Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant’s Post-Effective Amendment No. 6 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.6	Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7	Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.7 to Registrant’s Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.8	Resolution of the Board of Directors of IDS Life Insurance Company establishing 8 additional subaccounts within the separate account, dated January 6, 2004, filed electronically as Exhibit 1.8 to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

1.9	Resolution of the Board of Directors of IDS Life Insurance Company establishing 6 additional subaccounts within the separate account, dated August 12, 2004 filed electronically as Exhibit 1.9 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.10	Resolution of the Board of Directors of IDS Life Insurance Company establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.10 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.11	Resolution of the Board of Directors establishing 18 additional subaccounts within the separate accounts dated April 12, 2006 filed electronically as Exhibit 1.11 to Registrant’s Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

1.12	Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

1.13	Resolution of the Board of Directors establishing 988 additional subaccounts within the separate accounts dated April 6, 2011 filed electronically as Exhibit 1.13 to Post-Effective Amendment No 64 to Registration Statement No. 333-79311 is incorporated by reference.

1.14	Resolution of the Board of Directors of RiverSource Life Insurance Company establishing 399 additional subaccounts within the separate accounts dated April 6, 2012 filed electronically as Exhibit 1.14 to Registrant’s Post-Effective Amendment No. 66 to Registration Statement No. 333-79311 filed on or about April 20, 2012, is incorporated by reference.

1.15	Resolution of the Board of Directors of RiverSource Life Insurance Company establishing 560 additional subaccounts within the separate accounts dated April 12, 2013 filed electronically as Exhibit 1.15 to Registrant’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 filed on or about April 23, 2013, is incorporated by reference.

2.	Not applicable.

3.	Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1	Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2	Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3	Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4	Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5	Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6	Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7	Form of TSA Endorsement (form 31049), filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.8	Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed electronically as Exhibit 4.11 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9	Form of Roth IRA Annuity Endorsement (form 131062) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10	Form of SIMPLE IRA Annuity Endorsement (form 131063) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.11	Form of Deferred Annuity Contract for non-qualified contracts (form 131041) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.12	Form of TSA Endorsement (form 131068), filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.13	Form of 401 (a) Annuity Endorsement (form 131069), filed electronically as Exhibit 4.23 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.14	Copy of Company name change endorsement (form 131115) for RiverSource Life Insurance Company, filed electronically as Exhibit 4.32 to Registrant’s Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 filed on or about Jan. 2, 2007, is incorporated by reference.

4.15	Form of Deferred Annuity Contract for RAVA 5 Advantage and data pages filed electronically as Exhibit 4.36 to Registrant’s Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.16	Form of Deferred Annuity Contract for RAVA 5 Select and data pages filed electronically as Exhibit 4.37 to Registrant’s Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.17	Form of Deferred Annuity Contract for RAVA 5 Access and data pages filed electronically as Exhibit 4.38 to Registrant’s Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.18	Form of Guarantee Period Accounts Endorsement (form 411272) filed electronically as Exhibit 4.56 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.19	Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.57 to Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.20	Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.41 to Registrant’s Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.21	Form of 5% Accumulation Death Benefit Rider (form 411279) filed electronically as Exhibit 4.58 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.22	Form of Enhanced Death Benefit Rider (form 411280) filed electronically as Exhibit 4.59 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.23	Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.60 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.24	Form of Benefit Protector(SM) Death Benefit Rider (form 411281) filed electronically as Exhibit 4.61 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference. 4.25 Form of Benefit Protector(SM) Plus Death Benefit Rider (form 411282) filed electronically as Exhibit 4.62 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.26	Form of Guaranteed Minimum Accumulation Benefit Rider (form 411283) filed electronically as Exhibit 4.63 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.27	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 3 Rider and data page filed electronically as Exhibit 4.27 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-179398, filed on or about April 20, 2012, is incorporated by reference.

4.28	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 3 Rider and data page filed electronically as Exhibit 4.27 to Registrant’s Pre-Effective Amendment No. 4.28 to Registration Statement No. 333-179398, filed on or about April 20, 2012, is incorporated by reference.

5.	Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1	Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant’s Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2	Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

6.3	Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

7.	Not applicable.

8.1	Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.2	Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.3	Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, BlackRock Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.3 to RiverSource Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

8.4	Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.5	Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.5 to RiverSource Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

8.6	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.7	Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant’s Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

8.8	Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.9	Copy of Participation Agreement Among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.10	Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11	Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.4 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.12	Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.13	Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.14	Copy of Fund Participation Agreement dated April 2, 2007, RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.15	Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company and Wells Fargo Funds Distributors, LLC dated Jan. 1, 2007, filed electronically as Exhibit 8.29 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.16	Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Company filed electronically as Exhibit 8.16 to Registrant’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 filed on or about April 23, 2013, is incorporated by reference.

8.17	Copy of Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and RiverSource Life Insurance Company filed electronically as Exhibit 8.17 to Registrant’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 filed on or about April 23, 2013, is incorporated by reference.

8.18	Copy of Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc., and RiverSource Life Insurance Company filed electronically as Exhibit 8.18 to Registrant’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 filed on or about April 23, 2013, is incorporated by reference.

9.	Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.	Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

11.	None

12.	Not applicable.

13.	Power of Attorney to sign Amendment to this Registration Statement, dated Aug. 2, 2013 filed electronically as Exhibit 13 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 24 to Registration Statement No. 333-139759 filed on or about Aug. 16, 2013, is incorporated herein by reference.

14.	Not applicable.
Item 25.
Directors and Officers of the Depositor RiverSource Life Insurance Company

Position and Offices
Name	Principal Business Address*	With Depositor
John R. Woerner		Chairman of the Board and President

Gumer C. Alvero		Director and Executive Vice President – Annuities

Position and Offices
Name	Principal Business Address*	With Depositor
Richard N. Bush		Senior Vice President – Corporate Tax

Steve M. Gathje		Director, Senior Vice President And Chief Actuary

James L. Hamalainen		Senior Vice President – Investments and Treasurer

Colin J. Lundgren		Director

Brian J. McGrane		Director, Executive Vice President and Chief Financial Officer

Thomas R. Moore		Secretary

Bridget M. Sperl		Director and Executive Vice President – Service Delivery

Jon Stenberg		Director and Executive Vice President – Life & Disability Insurance

*	The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company	Incorp State
Ameriprise Financial, Inc.	DE

Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise National Trust Bank	Federal
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
201 Eleventh Street South, LLC	MN
Ameriprise India Private Limited	India
Ameriprise India Insurance Brokers Services Private Limited*	India
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.**	MN
Ameriprise Financial Services, Inc.**	DE
AMPF Property Corporation	MI
AMPF Realty Corporation	MI
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
GA Legacy, LLC	DE
J.& W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.**	NY
Columbia Research Partners LLC	DE
Seligman Focus Partners LLC	DE
Seligman Global Technology Partners LLC	DE
Seligman Health Partners LLC	DE
Seligman Health Plus Partners LLC	DE
Seligman Partners LLC	DE
RiverSource CDO Seed Investment, LLC	MN
WAM Acquisition GP, Inc.	DE
Columbia Management Investment Services Corp.	MN
IDS Property Casualty Insurance Company	WI
Ameriprise Auto & Home Insurance Agency, Inc.	WI
Ameriprise Insurance Company	WI
RiverSource Distributors, Inc.**	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Porfolio LLC	DE
Threadneedle Asset Management Holdings Sarl	Luxembourg
(Threadneedle subsidiary list is not included.)

*	This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chandrasekhar (74%) as required by India law.

**	Registered Broker-Dealer

Item 27. Number of Contract owners
     As of March 31, 2014 there were 197,750 non-qualified contract owners and 467,978 qualified contract owners.
Item 28. Indemnification
The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.
No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.
The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriters.
     (a) RiverSource Distributors Inc. acts as principal underwriter for:
RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8
(b) As to each director, officer or partner of the principal underwriter:

Name and Principal	Positions and Offices
Business Address*	with Underwriter
Lynn Abbott	President

Gumer C. Alvero	Vice President

James L. Hamalainen	Treasurer

Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Jon Stenberg	Director and Vice President

David K. Stewart	Chief Financial Officer

John R. Woerner	Chairman of the Board and Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474

(c)	RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NAME OF	NET UNDERWRITING
PRINCIPAL	DISCOUNTS AND	COMPENSATION ON	BROKERAGE
UNDERWRITER	COMMISSIONS	REDEMPTION	COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$408,527,238	None	None	None
Item 30. Location of Accounts and Records
RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
Item 31. Management Services
Not applicable.
Item 32. Undertakings
(a)	Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e)	The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on this 23rd day of April, 2014.

RIVERSOURCE VARIABLE ACCOUNT 10 (Registrant)

By	RiverSource Life Insurance Company (Depositor)

By	/s/ John R. Woerner* John R. Woerner
Chairman of the Board and President
As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 23rd day of April, 2014.

Signature	Title

/s/ Gumer C. Alvero* Gumer C. Alvero	Director and Executive Vice President – Annuities

/s/ Richard N. Bush* Richard N. Bush	Senior Vice President – Corporate Tax

/s/ Steve M. Gathje* Steve M. Gathje	Director, Senior Vice President and Chief Actuary

/s/ James L. Hamalainen* James L. Hamalainen	Director, Senior Vice President – Investments

/s/ Brian J. McGrane* Brian J. McGrane	Director, Executive Vice President and Chief Financial Officer

Signature	Title

/s/ Bridget M. Sperl* Bridget M. Sperl	Director and Executive Vice President Client Services

/s/ Jon Stenberg* Jon Stenberg	Director and Executive Vice President – Life and Disability Insurance

/s/ William F. Truscott* William F. Truscott	Director

/s/ John R. Woerner* John R. Woerner	Chairman of the Board and President

*	Signed pursuant Power of Attorney to sign Amendment to this Registration Statement, dated Aug. 2, 2013 filed electronically as Exhibit 13 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 24 to Registration Statement No. 333-139759 filed on or about Aug. 16, 2013, is incorporated herein by reference, by:

/s/ Timothy D. Crawford Timothy D. Crawford
Assistant General Counsel and
Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT No. 5
This Post-Effective Amendment to Registration Statement is comprised of the following papers and documents:
The Cover Page.
PART A.
Prospectus for RiverSource RAVA 5 Advantage Variable Annuity, RiverSource RAVA 5 Select Variable Annuity and RiverSource RAVA 5 Access Variable Annuity (offered on or after April 30, 2012 but prior to April 29, 2013)
PART B.
The combined Statement of Additional Information and Financial Statements for RiverSource Variable Account 10
Part C.
Other Information.
The signatures.
Exhibits.

Exhibit Index
9.	Opinion of counsel and consent to its use as to the legality of the securities being registered

10.	Consent of Independent Registered Public Accounting Firm